UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2014

This report on Form N-CSR relates solely to the Registrant's Fidelity Diversified International Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Global Commodity Stock Fund, Fidelity Global Equity Income Fund, Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Overseas Fund, Fidelity Series Emerging Markets Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity®

Diversified International
Fund -

Class K

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Diversified International Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Diversified International	.92%
Actual		$ 1,000.00	$ 1,040.10	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.23	$ 4.61
Class K	.79%
Actual		$ 1,000.00	$ 1,040.70	$ 4.00
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Diversified International Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United Kingdom	17.3%
Japan	14.3%
United States of America*	11.5%
Germany	8.6%
France	6.7%
Switzerland	5.5%
Canada	3.8%
Australia	3.2%
Netherlands	3.1%
Other	26.0%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Japan	17.2%
United Kingdom	16.9%
United States of America*	9.1%
Germany	9.1%
France	8.7%
Switzerland	6.1%
Australia	3.4%
Canada	2.9%
Spain	2.8%
Other	23.8%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	95.2	97.8
Investment Companies	0.0	0.3
Other Investments	0.1	0.0
Short-Term Investments and Net Other Assets (Liabilities)	4.7	1.9
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.9	1.5
Sanofi SA (France, Pharmaceuticals)	1.8	2.5
Bayer AG (Germany, Pharmaceuticals)	1.7	1.7
ORIX Corp. (Japan, Diversified Financial Services)	1.6	2.1
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.5	1.6
UBS AG (Switzerland, Capital Markets)	1.4	1.3
Nestle SA (Switzerland, Food Products)	1.4	1.3
SoftBank Corp. (Japan, Wireless Telecommunication Services)	1.3	1.5
Prudential PLC (United Kingdom, Insurance)	1.2	1.1
SAP AG (Germany, Software)	1.2	1.1
	15.0
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.5	24.0
Consumer Discretionary	16.0	17.6
Health Care	14.9	12.9
Consumer Staples	11.6	12.0
Information Technology	9.4	8.5
Industrials	7.2	7.3
Materials	6.8	6.3
Telecommunication Services	4.6	4.9
Energy	3.3	3.4
Utilities	0.0	0.3

Semiannual Report

Fidelity Diversified International Fund

Investments April 30, 2014

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
Australia - 3.2%
ALS Ltd.	4,770,185	$ 33,236,264
Ansell Ltd.	3,330,251	55,966,900
Australia & New Zealand Banking Group Ltd.	7,990,572	255,879,132
BHP Billiton Ltd. sponsored ADR (d)	3,822,964	269,671,881
CSL Ltd.	2,076,818	132,026,374
Telstra Corp. Ltd.	8,110,349	39,330,164
Westfield Group unit	8,321,314	84,648,983
TOTAL AUSTRALIA		870,759,698
Austria - 0.2%
Andritz AG	670,400	41,607,104
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	26,064,677	131,274,673
Bailiwick of Jersey - 1.9%
Experian PLC	9,322,272	178,803,266
Shire PLC	2,107,200	120,514,970
Wolseley PLC	1,367,360	78,978,938
WPP PLC	6,563,009	141,509,015
TOTAL BAILIWICK OF JERSEY		519,806,189
Belgium - 2.9%
Anheuser-Busch InBev SA NV (d)	3,565,230	388,595,431
Arseus NV	703,500	39,918,430
KBC Groupe SA	4,763,295	290,172,972
UCB SA	692,500	56,770,120
TOTAL BELGIUM		775,456,953
Bermuda - 0.1%
Golar LNG Ltd. (NASDAQ)	774,200	34,219,640
Canada - 3.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	6,607,281	186,213,138
Canadian Natural Resources Ltd.	2,411,300	98,251,593
CGI Group, Inc. Class A (sub. vtg.) (a)	5,733,200	206,720,555
Constellation Software, Inc.	61,638	13,651,407
First Quantum Minerals Ltd.	3,773,900	75,164,670
Imperial Oil Ltd.	988,000	48,243,930
Keyera Corp.	217,200	14,446,312
Painted Pony Petroleum Ltd. (a)(e)	3,880,270	40,075,413
Painted Pony Petroleum Ltd. (a)(e)(f)	1,460,500	15,084,038
Potash Corp. of Saskatchewan, Inc. (d)	2,805,900	101,427,634
Suncor Energy, Inc.	3,334,800	128,639,518
Tourmaline Oil Corp. (a)	1,102,800	57,099,494
TransForce, Inc.	1,382,500	30,184,047
TOTAL CANADA		1,015,201,749
Cayman Islands - 1.3%
GCL-Poly Energy Holdings Ltd. (a)	218,941,000	65,516,109
Ginko International Co. Ltd.	225,000	3,781,638
PW Medtech Group Ltd. (a)	67,767,000	31,641,703

	Shares	Value
Qihoo 360 Technology Co. Ltd. ADR (a)	427,000	$ 36,030,260
Sands China Ltd.	20,366,800	148,686,742
Tencent Holdings Ltd.	939,900	58,578,951
TOTAL CAYMAN ISLANDS		344,235,403
Denmark - 2.5%
Genmab A/S (a)	1,735,676	64,491,010
ISS Holdings A/S (a)	940,000	32,725,279
Novo Nordisk A/S Series B	11,266,895	511,359,518
Vestas Wind Systems A/S (a)	1,399,900	62,136,825
TOTAL DENMARK		670,712,632
Finland - 0.3%
Sampo Oyj (A Shares) (d)	1,437,500	71,376,557
France - 6.7%
Air Liquide SA	601,900	86,093,240
Arkema SA	614,900	68,562,162
Atos Origin SA	622,983	53,785,107
AXA SA (d)	5,708,600	148,694,738
BNP Paribas SA	3,221,276	241,819,608
Bureau Veritas SA	3,887,500	118,653,110
Cap Gemini SA	910,900	64,336,857
Dassault Aviation SA	29,365	40,658,054
Kering SA	469,500	103,826,916
LVMH Moet Hennessy - Louis Vuitton SA	298,388	58,680,048
Publicis Groupe SA	1,854,300	157,955,376
Rexel SA	2,395,300	60,480,774
Sanofi SA	4,368,793	471,479,689
Schneider Electric SA	926,600	86,836,776
Tarkett SA	1,034,056	36,869,158
TOTAL FRANCE		1,798,731,613
Germany - 6.9%
adidas AG	1,161,880	124,006,100
BASF AG (d)	1,990,840	230,432,984
Bayer AG (d)	3,289,462	456,363,514
Brenntag AG	324,700	58,719,097
Continental AG (d)	514,100	120,430,007
Drillisch AG	655,500	24,408,509
Fresenius SE & Co. KGaA	1,259,800	191,469,687
Gerry Weber International AG (Bearer)	544,100	28,684,571
GfK AG	767,434	39,606,824
Linde AG	648,029	134,361,982
OSRAM Licht AG (a)	827,822	43,332,107
ProSiebenSat.1 Media AG	1,146,790	50,140,337
SAP AG	3,868,131	312,649,784
SMA Solar Technology AG (d)	378,600	15,833,683
Wacker Chemie AG	179,800	21,088,125
TOTAL GERMANY		1,851,527,311
Hong Kong - 1.5%
AIA Group Ltd.	57,156,400	277,195,215
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Galaxy Entertainment Group Ltd.	14,063,000	$ 110,375,218
Melco International Development Ltd.	3,252,000	9,962,014
TOTAL HONG KONG		397,532,447
India - 1.6%
Apollo Hospitals Enterprise Ltd.	2,493,661	36,975,971
HDFC Bank Ltd.	10,072,492	126,043,985
Housing Development Finance Corp. Ltd.	7,653,405	113,941,391
ITC Ltd.	13,515,862	76,357,954
Lupin Ltd.	1,690,873	28,852,183
United Spirits Ltd.	1,096,678	50,338,275
TOTAL INDIA		432,509,759
Indonesia - 0.2%
PT Bank Central Asia Tbk	27,625,600	26,283,925
PT Bank Rakyat Indonesia Tbk	26,746,400	22,902,682
TOTAL INDONESIA		49,186,607
Ireland - 1.7%
Actavis PLC (a)	659,900	134,837,367
Covidien PLC	35,900	2,557,875
DCC PLC (United Kingdom)	919,589	47,091,391
Greencore Group PLC	13,796,103	60,818,912
Perrigo Co. PLC	751,300	108,833,318
Ryanair Holdings PLC sponsored ADR (a)	2,151,900	115,083,612
TOTAL IRELAND		469,222,475
Israel - 0.6%
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,259,300	159,249,398
Italy - 0.8%
UniCredit SpA	15,047,700	134,444,188
World Duty Free SpA (a)	5,724,564	76,679,758
TOTAL ITALY		211,123,946
Japan - 14.3%
ACOM Co. Ltd. (a)(d)	9,063,600	30,851,790
Aozora Bank Ltd.	22,884,000	68,046,520
Astellas Pharma, Inc.	14,542,700	161,735,706
Coca-Cola Central Japan Co. Ltd.	1,473,700	33,125,276
Credit Saison Co. Ltd.	1,817,100	38,640,147
Don Quijote Holdings Co. Ltd.	2,651,900	139,553,206
Fuji Heavy Industries Ltd.	1,774,600	46,606,358
GMO Internet, Inc.	3,731,900	32,889,342
Honda Motor Co. Ltd.	5,854,600	194,283,029
Hoya Corp.	8,099,700	238,788,045
Japan Exchange Group, Inc.	3,898,200	76,945,934
Japan Tobacco, Inc.	8,935,300	293,313,120
KDDI Corp.	3,089,100	164,433,728
Keyence Corp.	618,610	238,313,247
Komatsu Ltd.	5,271,300	116,054,462

	Shares	Value
Mitsubishi Electric Corp.	5,606,000	$ 63,772,465
Mitsubishi UFJ Financial Group, Inc.	32,567,500	173,242,740
Monex Group, Inc.	4,740,000	15,856,409
NEC Corp.	35,472,000	99,579,048
Nippon Telegraph & Telephone Corp.	1,195,400	66,336,067
Nitori Holdings Co. Ltd.	963,700	44,162,317
Nomura Holdings, Inc.	2,258,700	13,079,848
Olympus Corp. (a)	909,000	27,740,793
OMRON Corp.	1,947,000	68,750,134
ORIX Corp.	30,330,500	438,187,984
Rakuten, Inc.	17,113,400	221,293,244
Seven & i Holdings Co., Ltd.	2,897,200	114,233,024
SHIMANO, Inc.	713,100	71,146,085
Shinsei Bank Ltd.	26,317,000	51,225,930
Ship Healthcare Holdings, Inc.	481,300	16,383,078
SoftBank Corp.	4,731,300	351,255,118
Sumitomo Mitsui Financial Group, Inc.	1,623,400	64,173,507
Tsuruha Holdings, Inc.	657,600	66,123,422
TOTAL JAPAN		3,840,121,123
Korea (South) - 1.0%
Hyundai Motor Co.	186,655	41,555,174
Naver Corp.	178,347	127,403,045
Orion Corp.	82,708	63,085,765
Samsung Electronics Co. Ltd.	20,219	26,284,113
TOTAL KOREA (SOUTH)		258,328,097
Luxembourg - 0.9%
Altice S.A. (d)	3,240,196	185,160,828
Eurofins Scientific SA	187,000	51,886,890
TOTAL LUXEMBOURG		237,047,718
Marshall Islands - 0.1%
Navigator Holdings Ltd. (a)	828,137	22,111,258
Netherlands - 3.1%
AEGON NV	28,618,900	262,332,834
AerCap Holdings NV (a)	1,024,500	42,752,385
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	2,176,400	69,557,744
LyondellBasell Industries NV Class A	1,178,900	109,048,250
Royal DSM NV	960,200	68,844,658
Unilever NV (Certificaten Van Aandelen) (Bearer)	6,660,657	285,616,735
TOTAL NETHERLANDS		838,152,606
Norway - 0.5%
BW LPG Ltd. (a)(d)	5,346,976	68,362,999
Telenor ASA	3,284,600	77,082,533
TOTAL NORWAY		145,445,532
Singapore - 0.5%
Global Logistic Properties Ltd.	28,767,000	65,395,190
Common Stocks - continued
	Shares	Value
Singapore - continued
Super Group Ltd. Singapore	252,000	$ 703,518
United Overseas Bank Ltd.	4,129,000	71,665,502
TOTAL SINGAPORE		137,764,210
South Africa - 1.0%
Nampak Ltd.	16,784,230	62,539,025
Naspers Ltd. Class N	2,157,599	203,444,533
TOTAL SOUTH AFRICA		265,983,558
Spain - 2.6%
Amadeus IT Holding SA Class A (d)	2,800,600	116,387,530
Atresmedia Corporacion de Medios de Comunicacion SA	1,399,755	20,060,345
Banco Bilbao Vizcaya Argentaria SA	4,456,974	54,899,868
Criteria CaixaCorp SA	13,554,857	82,555,403
Grifols SA ADR	2,005,272	82,296,363
Inditex SA	1,875,331	281,378,233
Prosegur Compania de Seguridad SA (Reg.)	9,236,595	61,893,504
TOTAL SPAIN		699,471,246
Sweden - 2.2%
ASSA ABLOY AB (B Shares)	1,242,000	65,746,424
Nordea Bank AB	11,499,400	166,154,322
Svenska Cellulosa AB (SCA) (B Shares)	7,727,700	216,421,237
Svenska Handelsbanken AB (A Shares)	2,694,200	135,203,079
TOTAL SWEDEN		583,525,062
Switzerland - 5.5%
Actelion Ltd.	615,211	60,430,623
Compagnie Financiere Richemont SA Series A	1,456,928	147,828,281
Nestle SA	4,746,329	366,816,660
Roche Holding AG (participation certificate)	627,082	183,952,180
Schindler Holding AG (Reg.)	187,276	28,556,345
SGS SA (Reg.)	3,250	8,105,613
Syngenta AG (Switzerland)	730,748	289,370,111
UBS AG	18,180,225	380,219,042
TOTAL SWITZERLAND		1,465,278,855
Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (d)	11,800,500	237,190,050
Thailand - 0.1%
Kasikornbank PCL (For. Reg.)	5,270,200	32,002,296
United Kingdom - 17.3%
Alabama Noor Hospitals Group PLC	2,654,400	44,727,256
Associated British Foods PLC	2,107,700	105,727,215
Barclays PLC	13,356,410	57,032,529
Barratt Developments PLC	4,957,900	30,930,543
BG Group PLC	13,315,602	269,335,109

	Shares	Value
British American Tobacco PLC sponsored ADR	2,071,900	$ 238,309,938
BT Group PLC	23,357,900	145,815,189
Bunzl PLC	1,347,570	38,246,737
Compass Group PLC	5,496,400	87,418,747
Direct Line Insurance Group PLC	7,978,800	33,718,929
Domino's Pizza UK & IRL PLC	3,460,053	30,027,641
easyJet PLC	2,458,000	67,936,928
Exova Group Ltd. PLC (a)	8,488,248	31,565,256
Filtrona PLC	9,088,612	122,761,700
GlaxoSmithKline PLC	4,633,900	128,037,264
Hikma Pharmaceuticals PLC	3,069,151	80,423,935
HSBC Holdings PLC sponsored ADR (d)	5,735,257	294,333,389
IMI PLC	2,449,735	62,041,989
InterContinental Hotel Group PLC	1,363,500	46,599,708
ITV PLC	18,666,200	57,359,142
Jazztel PLC (a)	2,823,800	43,328,644
Johnson Matthey PLC	1,417,082	78,309,839
Kingfisher PLC	26,477,831	186,912,316
Liberty Global PLC:
Class A (a)	642,800	25,596,296
Class C	642,800	24,702,804
Lloyds Banking Group PLC (a)	203,016,400	258,889,173
Meggitt PLC	6,496,151	52,284,939
Next PLC	2,631,600	289,696,213
Poundland Group PLC (a)	4,487,099	26,326,662
Prudential PLC	14,437,579	331,907,479
Reckitt Benckiser Group PLC	2,340,887	188,724,885
Reed Elsevier PLC	3,606,600	53,099,424
Rolls-Royce Group PLC	9,328,600	165,379,287
SABMiller PLC	1,993,500	108,396,407
Spectris PLC	1,596,200	59,964,286
St. James's Place Capital PLC	11,614,500	150,996,398
Standard Chartered PLC (United Kingdom)	8,203,202	177,491,419
Taylor Wimpey PLC	25,261,200	44,826,212
Travis Perkins PLC	2,778,780	79,993,351
Vodafone Group PLC sponsored ADR	5,371,500	203,902,140
Whitbread PLC	1,499,680	103,308,037
TOTAL UNITED KINGDOM		4,626,385,355
United States of America - 6.7%
AbbVie, Inc.	2,827,200	147,240,576
Alexion Pharmaceuticals, Inc. (a)	622,300	98,447,860
Amgen, Inc.	547,000	61,127,250
Boston Scientific Corp. (a)	3,008,500	37,937,185
Celldex Therapeutics, Inc. (a)	499,613	7,494,195
Citigroup, Inc.	836,200	40,062,342
Fidelity National Information Services, Inc.	991,400	52,970,502
FMC Corp.	342,600	26,380,200
Gilead Sciences, Inc. (a)	1,835,700	144,084,093
Common Stocks - continued
	Shares	Value
United States of America - continued
Google, Inc.:
Class A (a)	109,005	$ 58,304,594
Class C (a)	109,005	57,408,573
Las Vegas Sands Corp.	1,766,300	139,767,319
MasterCard, Inc. Class A	2,066,800	152,013,140
McGraw Hill Financial, Inc.	2,054,500	151,889,185
Mondelez International, Inc.	1,500,200	53,482,130
Monsanto Co.	553,700	61,294,590
Noble Energy, Inc.	1,561,756	112,102,846
PriceSmart, Inc.	250,600	24,067,624
ResMed, Inc. (d)	1,028,900	51,290,665
The Blackstone Group LP	1,943,200	57,382,696
Verizon Communications, Inc.	2,325,632	108,676,783
Visa, Inc. Class A	705,300	142,900,833
TOTAL UNITED STATES OF AMERICA		1,786,325,181
TOTAL COMMON STOCKS (Cost $19,093,831,918)		25,018,866,301
Preferred Stocks - 1.8%

Convertible Preferred Stocks - 0.1%
United States of America - 0.1%
NJOY, Inc.:
Series C (i)	770,400	13,039,867
Series D (i)	250,743	4,244,101
TOTAL UNITED STATES OF AMERICA		17,283,968
Nonconvertible Preferred Stocks - 1.7%
Brazil - 0.0%
Petroleo Brasileiro SA - Petrobras sponsored ADR	21,100	292,868
Germany - 1.7%
Henkel AG & Co. KGaA	1,679,300	187,011,189
Volkswagen AG	1,024,826	275,969,897
TOTAL GERMANY		462,981,086
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	1,250,032,400	2,110,555
TOTAL NONCONVERTIBLE PREFERRED STOCKS		465,384,509
TOTAL PREFERRED STOCKS (Cost $306,642,697)		482,668,477
Government Obligations - 0.1%
		Principal Amount (h)	Value
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 5/8/14 to 5/29/14 (Cost $9,559,781)		$ 9,560,000	$ 9,559,912
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $32,220,157)	EUR	20,980,000	32,423,171
Money Market Funds - 10.3%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	1,136,965,047	1,136,965,047
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,628,642,003	1,628,642,003
TOTAL MONEY MARKET FUNDS (Cost $2,765,607,050)		2,765,607,050
TOTAL INVESTMENTPORTFOLIO - 105.7% (Cost $22,207,861,603)		28,309,124,911
NET OTHER ASSETS (LIABILITIES) - (5.7)%		(1,522,551,978)
NET ASSETS - 100%		$ 26,786,572,933
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,507,209 or 0.2% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Amount is stated in United States dollars unless otherwise noted.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,283,968 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
NJOY, Inc. Series C	6/7/13	$ 6,227,143
NJOY, Inc. Series D	2/14/14	$ 4,244,101
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 543,379
Fidelity Securities Lending Cash Central Fund	3,897,376
Total	$ 4,440,755
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Painted Pony Petroleum Ltd.	$ 25,702,824	$ -	$ 203,608*	$ -	$ 40,075,413
Painted Pony Petroleum Ltd. (144A)	9,595,190	-	-	-	15,084,038
Total	$ 35,298,014	$ -	$ 203,608	$ -	$ 55,159,451

* Includes the value of securities delivered through in-kind transactions.

Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,206,839,488	$ 3,807,163,768	$ 382,391,752	$ 17,283,968
Consumer Staples	3,107,481,855	2,066,453,029	1,041,028,826	-
Energy	908,265,018	908,265,018	-	-
Financials	5,699,059,933	3,977,238,928	1,721,821,005	-
Health Care	3,992,325,577	2,548,129,773	1,444,195,804	-
Industrials	2,021,393,786	1,905,339,324	116,054,462	-
Information Technology	2,536,249,195	2,223,599,411	312,649,784	-
Materials	1,805,351,051	1,515,980,940	289,370,111	-
Telecommunication Services	1,224,568,875	1,012,417,619	212,151,256	-
Government Obligations	9,559,912	-	9,559,912	-
Preferred Securities	32,423,171	-	32,423,171	-
Money Market Funds	2,765,607,050	2,765,607,050	-	-
Total Investments in Securities:	$ 28,309,124,911	$ 22,730,194,860	$ 5,561,646,083	$ 17,283,968

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 318,356,337
Level 2 to Level 1	$ 3,190,141,437

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Diversified International Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014

Assets
Investment in securities, at value (including securities loaned of $1,543,434,990) - See accompanying schedule: Unaffiliated issuers (cost $19,400,597,642)	$ 25,488,358,410
Fidelity Central Funds (cost $2,765,607,050)	2,765,607,050
Other affiliated issuers (cost $41,656,911)	55,159,451
Total Investments (cost $22,207,861,603)		$ 28,309,124,911
Cash		3,640,553
Foreign currency held at value (cost $124,525)		132,905
Receivable for investments sold		61,217,228
Receivable for fund shares sold		19,300,945
Dividends receivable		113,061,568
Distributions receivable from Fidelity Central Funds		1,781,922
Prepaid expenses		19,870
Other receivables		1,732,802
Total assets		28,510,012,704

Liabilities
Payable for investments purchased	$ 42,450,376
Payable for fund shares redeemed	32,031,897
Accrued management fee	15,366,838
Other affiliated payables	2,861,667
Other payables and accrued expenses	2,086,990
Collateral on securities loaned, at value	1,628,642,003
Total liabilities		1,723,439,771

Net Assets		$ 26,786,572,933
Net Assets consist of:
Paid in capital		$ 20,520,459,538
Undistributed net investment income		256,425,071
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(92,503,735)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,102,192,059
Net Assets		$ 26,786,572,933

Diversified International: Net Asset Value, offering price and redemption price per share ($14,808,728,459 ÷ 402,839,323 shares)		$ 36.76

Class K: Net Asset Value, offering price and redemption price per share ($11,977,844,474 ÷ 326,273,151 shares)		$ 36.71

Statement of Operations

	Six months ended April 30, 2014

Investment Income
Dividends		$ 262,210,030
Special dividends		128,754,842
Interest		2,342
Income from Fidelity Central Funds		4,440,755
Income before foreign taxes withheld		395,407,969
Less foreign taxes withheld		(17,958,711)
Total income		377,449,258

Expenses
Management fee Basic fee	$ 92,870,255
Performance adjustment	3,273,015
Transfer agent fees	15,445,465
Accounting and security lending fees	1,245,725
Custodian fees and expenses	1,244,888
Independent trustees' compensation	52,311
Appreciation in deferred trustee compensation account	21
Registration fees	136,316
Audit	86,019
Legal	71,696
Miscellaneous	91,825
Total expenses before reductions	114,517,536
Expense reductions	(598,970)	113,918,566
Net investment income (loss)		263,530,692
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,271,582,806
Other affiliated issuers	29,986
Foreign currency transactions	1,298,023
Futures contracts	7,055,194
Total net realized gain (loss)		1,279,966,009
Change in net unrealized appreciation (depreciation) on: Investment securities	(498,376,713)
Assets and liabilities in foreign currencies	(1,741,198)
Futures contracts	(6,276,288)
Total change in net unrealized appreciation (depreciation)		(506,394,199)
Net gain (loss)		773,571,810
Net increase (decrease) in net assets resulting from operations		$ 1,037,102,502

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 263,530,692	$ 343,281,444
Net realized gain (loss)	1,279,966,009	1,914,830,172
Change in net unrealized appreciation (depreciation)	(506,394,199)	3,217,785,070
Net increase (decrease) in net assets resulting from operations	1,037,102,502	5,475,896,686
Distributions to shareholders from net investment income	(245,684,018)	(361,491,947)
Distributions to shareholders from net realized gain	(169,078,601)	(51,508,245)
Total distributions	(414,762,619)	(413,000,192)
Share transactions - net increase (decrease)	189,897,508	(1,244,167,482)
Redemption fees	150,621	382,374
Total increase (decrease) in net assets	812,388,012	3,819,111,386

Net Assets
Beginning of period	25,974,184,921	22,155,073,535
End of period (including undistributed net investment income of $256,425,071 and undistributed net investment income of $238,578,397, respectively)	$ 26,786,572,933	$ 25,974,184,921

Financial Highlights - Diversified International

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.89	$ 29.07	$ 27.49	$ 29.49	$ 26.86	$ 21.96
Income from Investment Operations
Net investment income (loss) D	.35 G	.44	.42	.53 H	.37	.35
Net realized and unrealized gain (loss)	1.07	6.90	1.65	(1.99)	2.61	4.86
Total from investment operations	1.42	7.34	2.07	(1.46)	2.98	5.21
Distributions from net investment income	(.32)	(.46)	(.49)	(.46)	(.35)	(.31)
Distributions from net realized gain	(.23)	(.07)	-	(.08)	-	-
Total distributions	(.55)	(.52) L	(.49)	(.54)	(.35)	(.31)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 36.76	$ 35.89	$ 29.07	$ 27.49	$ 29.49	$ 26.86
Total Return B, C	4.01%	25.66%	7.72%	(5.07)%	11.15%	24.32%
Ratios to Average Net Assets E, I
Expenses before reductions	.92% A	.94%	1.01%	.90%	.98%	1.01%
Expenses net of fee waivers, if any	.92% A	.94%	1.01%	.89%	.98%	1.01%
Expenses net of all reductions	.92% A	.92%	.99%	.87%	.96%	.99%
Net investment income (loss)	1.93% A, G	1.38%	1.53%	1.78% H	1.34%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,808,728	$ 14,432,586	$ 13,269,769	$ 17,285,369	$ 26,527,229	$ 30,998,270
Portfolio turnover rate F	40% A,K	52%	35%	45%	57%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects large, non-recurring dividends which amounted to $.18 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .96%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.44%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KPortfolio turnover rate excludes securities received or delivered in-kind. LTotal distributions of $.52 per share is comprised of distributions from net investment income of $.456 and distributions from net realized gain of $.068 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.87	$ 29.06	$ 27.51	$ 29.51	$ 26.89	$ 21.98
Income from Investment Operations
Net investment income (loss) D	.37 G	.49	.47	.58 H	.42	.42
Net realized and unrealized gain (loss)	1.07	6.90	1.63	(1.97)	2.61	4.85
Total from investment operations	1.44	7.39	2.10	(1.39)	3.03	5.27
Distributions from net investment income	(.37)	(.51)	(.55)	(.53)	(.41)	(.36)
Distributions from net realized gain	(.23)	(.07)	-	(.08)	-	-
Total distributions	(.60)	(.58)	(.55)	(.61)	(.41)	(.36)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 36.71	$ 35.87	$ 29.06	$ 27.51	$ 29.51	$ 26.89
Total Return B, C	4.07%	25.86%	7.86%	(4.87)%	11.33%	24.64%
Ratios to Average Net Assets E, I
Expenses before reductions	.79% A	.80%	.84%	.73%	.79%	.77%
Expenses net of fee waivers, if any	.79% A	.80%	.84%	.72%	.79%	.77%
Expenses net of all reductions	.79% A	.78%	.83%	.70%	.77%	.76%
Net investment income (loss)	2.06% A, G	1.52%	1.70%	1.95% H	1.54%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,977,844	$ 11,541,599	$ 8,885,304	$ 8,115,192	$ 7,697,405	$ 4,713,909
Portfolio turnover rate F	40% A,K	52%	35%	45%	57%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects large, non-recurring dividends which amounted to $.18 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.09%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.61%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014

1. Organization.

Fidelity® Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,226,838,044
Gross unrealized depreciation	(420,824,611)
Net unrealized appreciation (depreciation) on securities and other investments	$ 5,806,013,433

Tax cost	$ 22,503,111,478

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (419,355,221)
2018	(619,571,852)
Total capital loss carryforward	$ (1,038,927,073)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities excluding in-kind transactions, other than short-term securities, aggregated $5,122,447,157 and $5,472,014,021, respectively.

Redemptions In-Kind. During the period, 5,850,153 shares of the Fund held by unaffiliated entities were redeemed in kind for cash and investments with a value of $206,070,862. The net realized gain of $68,619,959 on securities delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Diversified International as compared to its benchmark index, the MSCI® EAFE® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the

Semiannual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Diversified International. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Diversified International	$ 12,780,879.17
Class K	2,664,586.05
	$ 15,445,465

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $19,250 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24,479 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $7,955,759. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,897,376, including $7,929 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $542,825 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's custody expenses by $142.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $56,003.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Diversified International	$ 126,517,689	$ 204,367,616
Class K	119,166,329	157,124,331
Total	$ 245,684,018	$ 361,491,947
From net realized gain
Diversified International	$ 93,097,916	$ 30,475,866
Class K	75,980,685	21,032,379
Total	$ 169,078,601	$ 51,508,245

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Diversified International
Shares sold	36,003,697	63,290,634	$ 1,304,960,093	$ 2,024,488,853
Reinvestment of distributions	5,837,704	7,563,286	207,822,237	222,133,713
Shares redeemed	(41,097,860)	(125,225,694)	(1,488,701,091)	(3,964,590,272)
Net increase (decrease)	743,541	(54,371,774)	$ 24,081,239	$ (1,717,967,706)
Class K
Shares sold	34,852,676	76,686,079	$ 1,262,284,741	$ 2,416,468,280
Reinvestment of distributions	5,492,457	6,076,286	195,147,014	178,156,710
Shares redeemed	(35,820,767) A	(66,739,141)	(1,291,615,486) A	(2,120,824,766)
Net increase (decrease)	4,524,366	16,023,224	$ 165,816,269	$ 473,800,224

A Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Diversified International Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2014, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2014 and for the year ended October 31, 2013, and the financial highlights for the six months ended April 30, 2014 and for each of the five years in the period ended October 31, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Diversified International Fund as of April 30, 2014, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2014 and for the year ended October 31, 2013, and the financial highlights for the six months ended April 30, 2014 and for each of the five years in the period ended October 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 20, 2014

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors
FIL Investment Advisors (UK) Limited
FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

DIF-K-USAN-0614
1.863007.105

Fidelity's

Broadly Diversified International Equity

Funds

Fidelity® Diversified International Fund

Fidelity International Capital Appreciation Fund

Fidelity Overseas Fund

Fidelity Worldwide Fund

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Fidelity® Diversified International Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
	(Click Here)	Report of Independent Registered Public Accounting Firm
Fidelity International Capital Appreciation Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Overseas Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Worldwide Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Diversified International Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Diversified International	.92%
Actual		$ 1,000.00	$ 1,040.10	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.23	$ 4.61
Class K	.79%
Actual		$ 1,000.00	$ 1,040.70	$ 4.00
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Diversified International Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United Kingdom	17.3%
Japan	14.3%
United States of America*	11.5%
Germany	8.6%
France	6.7%
Switzerland	5.5%
Canada	3.8%
Australia	3.2%
Netherlands	3.1%
Other	26.0%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Japan	17.2%
United Kingdom	16.9%
United States of America*	9.1%
Germany	9.1%
France	8.7%
Switzerland	6.1%
Australia	3.4%
Canada	2.9%
Spain	2.8%
Other	23.8%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	95.2	97.8
Investment Companies	0.0	0.3
Other Investments	0.1	0.0
Short-Term Investments and Net Other Assets (Liabilities)	4.7	1.9
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.9	1.5
Sanofi SA (France, Pharmaceuticals)	1.8	2.5
Bayer AG (Germany, Pharmaceuticals)	1.7	1.7
ORIX Corp. (Japan, Diversified Financial Services)	1.6	2.1
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.5	1.6
UBS AG (Switzerland, Capital Markets)	1.4	1.3
Nestle SA (Switzerland, Food Products)	1.4	1.3
SoftBank Corp. (Japan, Wireless Telecommunication Services)	1.3	1.5
Prudential PLC (United Kingdom, Insurance)	1.2	1.1
SAP AG (Germany, Software)	1.2	1.1
	15.0
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.5	24.0
Consumer Discretionary	16.0	17.6
Health Care	14.9	12.9
Consumer Staples	11.6	12.0
Information Technology	9.4	8.5
Industrials	7.2	7.3
Materials	6.8	6.3
Telecommunication Services	4.6	4.9
Energy	3.3	3.4
Utilities	0.0	0.3

Semiannual Report

Fidelity Diversified International Fund

Investments April 30, 2014

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
Australia - 3.2%
ALS Ltd.	4,770,185	$ 33,236,264
Ansell Ltd.	3,330,251	55,966,900
Australia & New Zealand Banking Group Ltd.	7,990,572	255,879,132
BHP Billiton Ltd. sponsored ADR (d)	3,822,964	269,671,881
CSL Ltd.	2,076,818	132,026,374
Telstra Corp. Ltd.	8,110,349	39,330,164
Westfield Group unit	8,321,314	84,648,983
TOTAL AUSTRALIA		870,759,698
Austria - 0.2%
Andritz AG	670,400	41,607,104
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	26,064,677	131,274,673
Bailiwick of Jersey - 1.9%
Experian PLC	9,322,272	178,803,266
Shire PLC	2,107,200	120,514,970
Wolseley PLC	1,367,360	78,978,938
WPP PLC	6,563,009	141,509,015
TOTAL BAILIWICK OF JERSEY		519,806,189
Belgium - 2.9%
Anheuser-Busch InBev SA NV (d)	3,565,230	388,595,431
Arseus NV	703,500	39,918,430
KBC Groupe SA	4,763,295	290,172,972
UCB SA	692,500	56,770,120
TOTAL BELGIUM		775,456,953
Bermuda - 0.1%
Golar LNG Ltd. (NASDAQ)	774,200	34,219,640
Canada - 3.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	6,607,281	186,213,138
Canadian Natural Resources Ltd.	2,411,300	98,251,593
CGI Group, Inc. Class A (sub. vtg.) (a)	5,733,200	206,720,555
Constellation Software, Inc.	61,638	13,651,407
First Quantum Minerals Ltd.	3,773,900	75,164,670
Imperial Oil Ltd.	988,000	48,243,930
Keyera Corp.	217,200	14,446,312
Painted Pony Petroleum Ltd. (a)(e)	3,880,270	40,075,413
Painted Pony Petroleum Ltd. (a)(e)(f)	1,460,500	15,084,038
Potash Corp. of Saskatchewan, Inc. (d)	2,805,900	101,427,634
Suncor Energy, Inc.	3,334,800	128,639,518
Tourmaline Oil Corp. (a)	1,102,800	57,099,494
TransForce, Inc.	1,382,500	30,184,047
TOTAL CANADA		1,015,201,749
Cayman Islands - 1.3%
GCL-Poly Energy Holdings Ltd. (a)	218,941,000	65,516,109
Ginko International Co. Ltd.	225,000	3,781,638
PW Medtech Group Ltd. (a)	67,767,000	31,641,703

	Shares	Value
Qihoo 360 Technology Co. Ltd. ADR (a)	427,000	$ 36,030,260
Sands China Ltd.	20,366,800	148,686,742
Tencent Holdings Ltd.	939,900	58,578,951
TOTAL CAYMAN ISLANDS		344,235,403
Denmark - 2.5%
Genmab A/S (a)	1,735,676	64,491,010
ISS Holdings A/S (a)	940,000	32,725,279
Novo Nordisk A/S Series B	11,266,895	511,359,518
Vestas Wind Systems A/S (a)	1,399,900	62,136,825
TOTAL DENMARK		670,712,632
Finland - 0.3%
Sampo Oyj (A Shares) (d)	1,437,500	71,376,557
France - 6.7%
Air Liquide SA	601,900	86,093,240
Arkema SA	614,900	68,562,162
Atos Origin SA	622,983	53,785,107
AXA SA (d)	5,708,600	148,694,738
BNP Paribas SA	3,221,276	241,819,608
Bureau Veritas SA	3,887,500	118,653,110
Cap Gemini SA	910,900	64,336,857
Dassault Aviation SA	29,365	40,658,054
Kering SA	469,500	103,826,916
LVMH Moet Hennessy - Louis Vuitton SA	298,388	58,680,048
Publicis Groupe SA	1,854,300	157,955,376
Rexel SA	2,395,300	60,480,774
Sanofi SA	4,368,793	471,479,689
Schneider Electric SA	926,600	86,836,776
Tarkett SA	1,034,056	36,869,158
TOTAL FRANCE		1,798,731,613
Germany - 6.9%
adidas AG	1,161,880	124,006,100
BASF AG (d)	1,990,840	230,432,984
Bayer AG (d)	3,289,462	456,363,514
Brenntag AG	324,700	58,719,097
Continental AG (d)	514,100	120,430,007
Drillisch AG	655,500	24,408,509
Fresenius SE & Co. KGaA	1,259,800	191,469,687
Gerry Weber International AG (Bearer)	544,100	28,684,571
GfK AG	767,434	39,606,824
Linde AG	648,029	134,361,982
OSRAM Licht AG (a)	827,822	43,332,107
ProSiebenSat.1 Media AG	1,146,790	50,140,337
SAP AG	3,868,131	312,649,784
SMA Solar Technology AG (d)	378,600	15,833,683
Wacker Chemie AG	179,800	21,088,125
TOTAL GERMANY		1,851,527,311
Hong Kong - 1.5%
AIA Group Ltd.	57,156,400	277,195,215
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Galaxy Entertainment Group Ltd.	14,063,000	$ 110,375,218
Melco International Development Ltd.	3,252,000	9,962,014
TOTAL HONG KONG		397,532,447
India - 1.6%
Apollo Hospitals Enterprise Ltd.	2,493,661	36,975,971
HDFC Bank Ltd.	10,072,492	126,043,985
Housing Development Finance Corp. Ltd.	7,653,405	113,941,391
ITC Ltd.	13,515,862	76,357,954
Lupin Ltd.	1,690,873	28,852,183
United Spirits Ltd.	1,096,678	50,338,275
TOTAL INDIA		432,509,759
Indonesia - 0.2%
PT Bank Central Asia Tbk	27,625,600	26,283,925
PT Bank Rakyat Indonesia Tbk	26,746,400	22,902,682
TOTAL INDONESIA		49,186,607
Ireland - 1.7%
Actavis PLC (a)	659,900	134,837,367
Covidien PLC	35,900	2,557,875
DCC PLC (United Kingdom)	919,589	47,091,391
Greencore Group PLC	13,796,103	60,818,912
Perrigo Co. PLC	751,300	108,833,318
Ryanair Holdings PLC sponsored ADR (a)	2,151,900	115,083,612
TOTAL IRELAND		469,222,475
Israel - 0.6%
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,259,300	159,249,398
Italy - 0.8%
UniCredit SpA	15,047,700	134,444,188
World Duty Free SpA (a)	5,724,564	76,679,758
TOTAL ITALY		211,123,946
Japan - 14.3%
ACOM Co. Ltd. (a)(d)	9,063,600	30,851,790
Aozora Bank Ltd.	22,884,000	68,046,520
Astellas Pharma, Inc.	14,542,700	161,735,706
Coca-Cola Central Japan Co. Ltd.	1,473,700	33,125,276
Credit Saison Co. Ltd.	1,817,100	38,640,147
Don Quijote Holdings Co. Ltd.	2,651,900	139,553,206
Fuji Heavy Industries Ltd.	1,774,600	46,606,358
GMO Internet, Inc.	3,731,900	32,889,342
Honda Motor Co. Ltd.	5,854,600	194,283,029
Hoya Corp.	8,099,700	238,788,045
Japan Exchange Group, Inc.	3,898,200	76,945,934
Japan Tobacco, Inc.	8,935,300	293,313,120
KDDI Corp.	3,089,100	164,433,728
Keyence Corp.	618,610	238,313,247
Komatsu Ltd.	5,271,300	116,054,462

	Shares	Value
Mitsubishi Electric Corp.	5,606,000	$ 63,772,465
Mitsubishi UFJ Financial Group, Inc.	32,567,500	173,242,740
Monex Group, Inc.	4,740,000	15,856,409
NEC Corp.	35,472,000	99,579,048
Nippon Telegraph & Telephone Corp.	1,195,400	66,336,067
Nitori Holdings Co. Ltd.	963,700	44,162,317
Nomura Holdings, Inc.	2,258,700	13,079,848
Olympus Corp. (a)	909,000	27,740,793
OMRON Corp.	1,947,000	68,750,134
ORIX Corp.	30,330,500	438,187,984
Rakuten, Inc.	17,113,400	221,293,244
Seven & i Holdings Co., Ltd.	2,897,200	114,233,024
SHIMANO, Inc.	713,100	71,146,085
Shinsei Bank Ltd.	26,317,000	51,225,930
Ship Healthcare Holdings, Inc.	481,300	16,383,078
SoftBank Corp.	4,731,300	351,255,118
Sumitomo Mitsui Financial Group, Inc.	1,623,400	64,173,507
Tsuruha Holdings, Inc.	657,600	66,123,422
TOTAL JAPAN		3,840,121,123
Korea (South) - 1.0%
Hyundai Motor Co.	186,655	41,555,174
Naver Corp.	178,347	127,403,045
Orion Corp.	82,708	63,085,765
Samsung Electronics Co. Ltd.	20,219	26,284,113
TOTAL KOREA (SOUTH)		258,328,097
Luxembourg - 0.9%
Altice S.A. (d)	3,240,196	185,160,828
Eurofins Scientific SA	187,000	51,886,890
TOTAL LUXEMBOURG		237,047,718
Marshall Islands - 0.1%
Navigator Holdings Ltd. (a)	828,137	22,111,258
Netherlands - 3.1%
AEGON NV	28,618,900	262,332,834
AerCap Holdings NV (a)	1,024,500	42,752,385
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	2,176,400	69,557,744
LyondellBasell Industries NV Class A	1,178,900	109,048,250
Royal DSM NV	960,200	68,844,658
Unilever NV (Certificaten Van Aandelen) (Bearer)	6,660,657	285,616,735
TOTAL NETHERLANDS		838,152,606
Norway - 0.5%
BW LPG Ltd. (a)(d)	5,346,976	68,362,999
Telenor ASA	3,284,600	77,082,533
TOTAL NORWAY		145,445,532
Singapore - 0.5%
Global Logistic Properties Ltd.	28,767,000	65,395,190
Common Stocks - continued
	Shares	Value
Singapore - continued
Super Group Ltd. Singapore	252,000	$ 703,518
United Overseas Bank Ltd.	4,129,000	71,665,502
TOTAL SINGAPORE		137,764,210
South Africa - 1.0%
Nampak Ltd.	16,784,230	62,539,025
Naspers Ltd. Class N	2,157,599	203,444,533
TOTAL SOUTH AFRICA		265,983,558
Spain - 2.6%
Amadeus IT Holding SA Class A (d)	2,800,600	116,387,530
Atresmedia Corporacion de Medios de Comunicacion SA	1,399,755	20,060,345
Banco Bilbao Vizcaya Argentaria SA	4,456,974	54,899,868
Criteria CaixaCorp SA	13,554,857	82,555,403
Grifols SA ADR	2,005,272	82,296,363
Inditex SA	1,875,331	281,378,233
Prosegur Compania de Seguridad SA (Reg.)	9,236,595	61,893,504
TOTAL SPAIN		699,471,246
Sweden - 2.2%
ASSA ABLOY AB (B Shares)	1,242,000	65,746,424
Nordea Bank AB	11,499,400	166,154,322
Svenska Cellulosa AB (SCA) (B Shares)	7,727,700	216,421,237
Svenska Handelsbanken AB (A Shares)	2,694,200	135,203,079
TOTAL SWEDEN		583,525,062
Switzerland - 5.5%
Actelion Ltd.	615,211	60,430,623
Compagnie Financiere Richemont SA Series A	1,456,928	147,828,281
Nestle SA	4,746,329	366,816,660
Roche Holding AG (participation certificate)	627,082	183,952,180
Schindler Holding AG (Reg.)	187,276	28,556,345
SGS SA (Reg.)	3,250	8,105,613
Syngenta AG (Switzerland)	730,748	289,370,111
UBS AG	18,180,225	380,219,042
TOTAL SWITZERLAND		1,465,278,855
Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (d)	11,800,500	237,190,050
Thailand - 0.1%
Kasikornbank PCL (For. Reg.)	5,270,200	32,002,296
United Kingdom - 17.3%
Alabama Noor Hospitals Group PLC	2,654,400	44,727,256
Associated British Foods PLC	2,107,700	105,727,215
Barclays PLC	13,356,410	57,032,529
Barratt Developments PLC	4,957,900	30,930,543
BG Group PLC	13,315,602	269,335,109

	Shares	Value
British American Tobacco PLC sponsored ADR	2,071,900	$ 238,309,938
BT Group PLC	23,357,900	145,815,189
Bunzl PLC	1,347,570	38,246,737
Compass Group PLC	5,496,400	87,418,747
Direct Line Insurance Group PLC	7,978,800	33,718,929
Domino's Pizza UK & IRL PLC	3,460,053	30,027,641
easyJet PLC	2,458,000	67,936,928
Exova Group Ltd. PLC (a)	8,488,248	31,565,256
Filtrona PLC	9,088,612	122,761,700
GlaxoSmithKline PLC	4,633,900	128,037,264
Hikma Pharmaceuticals PLC	3,069,151	80,423,935
HSBC Holdings PLC sponsored ADR (d)	5,735,257	294,333,389
IMI PLC	2,449,735	62,041,989
InterContinental Hotel Group PLC	1,363,500	46,599,708
ITV PLC	18,666,200	57,359,142
Jazztel PLC (a)	2,823,800	43,328,644
Johnson Matthey PLC	1,417,082	78,309,839
Kingfisher PLC	26,477,831	186,912,316
Liberty Global PLC:
Class A (a)	642,800	25,596,296
Class C	642,800	24,702,804
Lloyds Banking Group PLC (a)	203,016,400	258,889,173
Meggitt PLC	6,496,151	52,284,939
Next PLC	2,631,600	289,696,213
Poundland Group PLC (a)	4,487,099	26,326,662
Prudential PLC	14,437,579	331,907,479
Reckitt Benckiser Group PLC	2,340,887	188,724,885
Reed Elsevier PLC	3,606,600	53,099,424
Rolls-Royce Group PLC	9,328,600	165,379,287
SABMiller PLC	1,993,500	108,396,407
Spectris PLC	1,596,200	59,964,286
St. James's Place Capital PLC	11,614,500	150,996,398
Standard Chartered PLC (United Kingdom)	8,203,202	177,491,419
Taylor Wimpey PLC	25,261,200	44,826,212
Travis Perkins PLC	2,778,780	79,993,351
Vodafone Group PLC sponsored ADR	5,371,500	203,902,140
Whitbread PLC	1,499,680	103,308,037
TOTAL UNITED KINGDOM		4,626,385,355
United States of America - 6.7%
AbbVie, Inc.	2,827,200	147,240,576
Alexion Pharmaceuticals, Inc. (a)	622,300	98,447,860
Amgen, Inc.	547,000	61,127,250
Boston Scientific Corp. (a)	3,008,500	37,937,185
Celldex Therapeutics, Inc. (a)	499,613	7,494,195
Citigroup, Inc.	836,200	40,062,342
Fidelity National Information Services, Inc.	991,400	52,970,502
FMC Corp.	342,600	26,380,200
Gilead Sciences, Inc. (a)	1,835,700	144,084,093
Common Stocks - continued
	Shares	Value
United States of America - continued
Google, Inc.:
Class A (a)	109,005	$ 58,304,594
Class C (a)	109,005	57,408,573
Las Vegas Sands Corp.	1,766,300	139,767,319
MasterCard, Inc. Class A	2,066,800	152,013,140
McGraw Hill Financial, Inc.	2,054,500	151,889,185
Mondelez International, Inc.	1,500,200	53,482,130
Monsanto Co.	553,700	61,294,590
Noble Energy, Inc.	1,561,756	112,102,846
PriceSmart, Inc.	250,600	24,067,624
ResMed, Inc. (d)	1,028,900	51,290,665
The Blackstone Group LP	1,943,200	57,382,696
Verizon Communications, Inc.	2,325,632	108,676,783
Visa, Inc. Class A	705,300	142,900,833
TOTAL UNITED STATES OF AMERICA		1,786,325,181
TOTAL COMMON STOCKS (Cost $19,093,831,918)		25,018,866,301
Preferred Stocks - 1.8%

Convertible Preferred Stocks - 0.1%
United States of America - 0.1%
NJOY, Inc.:
Series C (i)	770,400	13,039,867
Series D (i)	250,743	4,244,101
TOTAL UNITED STATES OF AMERICA		17,283,968
Nonconvertible Preferred Stocks - 1.7%
Brazil - 0.0%
Petroleo Brasileiro SA - Petrobras sponsored ADR	21,100	292,868
Germany - 1.7%
Henkel AG & Co. KGaA	1,679,300	187,011,189
Volkswagen AG	1,024,826	275,969,897
TOTAL GERMANY		462,981,086
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	1,250,032,400	2,110,555
TOTAL NONCONVERTIBLE PREFERRED STOCKS		465,384,509
TOTAL PREFERRED STOCKS (Cost $306,642,697)		482,668,477
Government Obligations - 0.1%
		Principal Amount (h)	Value
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 5/8/14 to 5/29/14 (Cost $9,559,781)		$ 9,560,000	$ 9,559,912
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $32,220,157)	EUR	20,980,000	32,423,171
Money Market Funds - 10.3%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	1,136,965,047	1,136,965,047
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,628,642,003	1,628,642,003
TOTAL MONEY MARKET FUNDS (Cost $2,765,607,050)		2,765,607,050
TOTAL INVESTMENTPORTFOLIO - 105.7% (Cost $22,207,861,603)		28,309,124,911
NET OTHER ASSETS (LIABILITIES) - (5.7)%		(1,522,551,978)
NET ASSETS - 100%		$ 26,786,572,933
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,507,209 or 0.2% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Amount is stated in United States dollars unless otherwise noted.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,283,968 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
NJOY, Inc. Series C	6/7/13	$ 6,227,143
NJOY, Inc. Series D	2/14/14	$ 4,244,101
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 543,379
Fidelity Securities Lending Cash Central Fund	3,897,376
Total	$ 4,440,755
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Painted Pony Petroleum Ltd.	$ 25,702,824	$ -	$ 203,608*	$ -	$ 40,075,413
Painted Pony Petroleum Ltd. (144A)	9,595,190	-	-	-	15,084,038
Total	$ 35,298,014	$ -	$ 203,608	$ -	$ 55,159,451

* Includes the value of securities delivered through in-kind transactions.

Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,206,839,488	$ 3,807,163,768	$ 382,391,752	$ 17,283,968
Consumer Staples	3,107,481,855	2,066,453,029	1,041,028,826	-
Energy	908,265,018	908,265,018	-	-
Financials	5,699,059,933	3,977,238,928	1,721,821,005	-
Health Care	3,992,325,577	2,548,129,773	1,444,195,804	-
Industrials	2,021,393,786	1,905,339,324	116,054,462	-
Information Technology	2,536,249,195	2,223,599,411	312,649,784	-
Materials	1,805,351,051	1,515,980,940	289,370,111	-
Telecommunication Services	1,224,568,875	1,012,417,619	212,151,256	-
Government Obligations	9,559,912	-	9,559,912	-
Preferred Securities	32,423,171	-	32,423,171	-
Money Market Funds	2,765,607,050	2,765,607,050	-	-
Total Investments in Securities:	$ 28,309,124,911	$ 22,730,194,860	$ 5,561,646,083	$ 17,283,968

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 318,356,337
Level 2 to Level 1	$ 3,190,141,437

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Diversified International Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014

Assets
Investment in securities, at value (including securities loaned of $1,543,434,990) - See accompanying schedule: Unaffiliated issuers (cost $19,400,597,642)	$ 25,488,358,410
Fidelity Central Funds (cost $2,765,607,050)	2,765,607,050
Other affiliated issuers (cost $41,656,911)	55,159,451
Total Investments (cost $22,207,861,603)		$ 28,309,124,911
Cash		3,640,553
Foreign currency held at value (cost $124,525)		132,905
Receivable for investments sold		61,217,228
Receivable for fund shares sold		19,300,945
Dividends receivable		113,061,568
Distributions receivable from Fidelity Central Funds		1,781,922
Prepaid expenses		19,870
Other receivables		1,732,802
Total assets		28,510,012,704

Liabilities
Payable for investments purchased	$ 42,450,376
Payable for fund shares redeemed	32,031,897
Accrued management fee	15,366,838
Other affiliated payables	2,861,667
Other payables and accrued expenses	2,086,990
Collateral on securities loaned, at value	1,628,642,003
Total liabilities		1,723,439,771

Net Assets		$ 26,786,572,933
Net Assets consist of:
Paid in capital		$ 20,520,459,538
Undistributed net investment income		256,425,071
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(92,503,735)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,102,192,059
Net Assets		$ 26,786,572,933

Diversified International: Net Asset Value, offering price and redemption price per share ($14,808,728,459 ÷ 402,839,323 shares)		$ 36.76

Class K: Net Asset Value, offering price and redemption price per share ($11,977,844,474 ÷ 326,273,151 shares)		$ 36.71

Statement of Operations

	Six months ended April 30, 2014

Investment Income
Dividends		$ 262,210,030
Special dividends		128,754,842
Interest		2,342
Income from Fidelity Central Funds		4,440,755
Income before foreign taxes withheld		395,407,969
Less foreign taxes withheld		(17,958,711)
Total income		377,449,258

Expenses
Management fee Basic fee	$ 92,870,255
Performance adjustment	3,273,015
Transfer agent fees	15,445,465
Accounting and security lending fees	1,245,725
Custodian fees and expenses	1,244,888
Independent trustees' compensation	52,311
Appreciation in deferred trustee compensation account	21
Registration fees	136,316
Audit	86,019
Legal	71,696
Miscellaneous	91,825
Total expenses before reductions	114,517,536
Expense reductions	(598,970)	113,918,566
Net investment income (loss)		263,530,692
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,271,582,806
Other affiliated issuers	29,986
Foreign currency transactions	1,298,023
Futures contracts	7,055,194
Total net realized gain (loss)		1,279,966,009
Change in net unrealized appreciation (depreciation) on: Investment securities	(498,376,713)
Assets and liabilities in foreign currencies	(1,741,198)
Futures contracts	(6,276,288)
Total change in net unrealized appreciation (depreciation)		(506,394,199)
Net gain (loss)		773,571,810
Net increase (decrease) in net assets resulting from operations		$ 1,037,102,502

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 263,530,692	$ 343,281,444
Net realized gain (loss)	1,279,966,009	1,914,830,172
Change in net unrealized appreciation (depreciation)	(506,394,199)	3,217,785,070
Net increase (decrease) in net assets resulting from operations	1,037,102,502	5,475,896,686
Distributions to shareholders from net investment income	(245,684,018)	(361,491,947)
Distributions to shareholders from net realized gain	(169,078,601)	(51,508,245)
Total distributions	(414,762,619)	(413,000,192)
Share transactions - net increase (decrease)	189,897,508	(1,244,167,482)
Redemption fees	150,621	382,374
Total increase (decrease) in net assets	812,388,012	3,819,111,386

Net Assets
Beginning of period	25,974,184,921	22,155,073,535
End of period (including undistributed net investment income of $256,425,071 and undistributed net investment income of $238,578,397, respectively)	$ 26,786,572,933	$ 25,974,184,921

Financial Highlights - Diversified International

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.89	$ 29.07	$ 27.49	$ 29.49	$ 26.86	$ 21.96
Income from Investment Operations
Net investment income (loss) D	.35 G	.44	.42	.53 H	.37	.35
Net realized and unrealized gain (loss)	1.07	6.90	1.65	(1.99)	2.61	4.86
Total from investment operations	1.42	7.34	2.07	(1.46)	2.98	5.21
Distributions from net investment income	(.32)	(.46)	(.49)	(.46)	(.35)	(.31)
Distributions from net realized gain	(.23)	(.07)	-	(.08)	-	-
Total distributions	(.55)	(.52) L	(.49)	(.54)	(.35)	(.31)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 36.76	$ 35.89	$ 29.07	$ 27.49	$ 29.49	$ 26.86
Total Return B, C	4.01%	25.66%	7.72%	(5.07)%	11.15%	24.32%
Ratios to Average Net Assets E, I
Expenses before reductions	.92% A	.94%	1.01%	.90%	.98%	1.01%
Expenses net of fee waivers, if any	.92% A	.94%	1.01%	.89%	.98%	1.01%
Expenses net of all reductions	.92% A	.92%	.99%	.87%	.96%	.99%
Net investment income (loss)	1.93% A, G	1.38%	1.53%	1.78% H	1.34%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,808,728	$ 14,432,586	$ 13,269,769	$ 17,285,369	$ 26,527,229	$ 30,998,270
Portfolio turnover rate F	40% A,K	52%	35%	45%	57%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects large, non-recurring dividends which amounted to $.18 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .96%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.44%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KPortfolio turnover rate excludes securities received or delivered in-kind. LTotal distributions of $.52 per share is comprised of distributions from net investment income of $.456 and distributions from net realized gain of $.068 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.87	$ 29.06	$ 27.51	$ 29.51	$ 26.89	$ 21.98
Income from Investment Operations
Net investment income (loss) D	.37 G	.49	.47	.58 H	.42	.42
Net realized and unrealized gain (loss)	1.07	6.90	1.63	(1.97)	2.61	4.85
Total from investment operations	1.44	7.39	2.10	(1.39)	3.03	5.27
Distributions from net investment income	(.37)	(.51)	(.55)	(.53)	(.41)	(.36)
Distributions from net realized gain	(.23)	(.07)	-	(.08)	-	-
Total distributions	(.60)	(.58)	(.55)	(.61)	(.41)	(.36)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 36.71	$ 35.87	$ 29.06	$ 27.51	$ 29.51	$ 26.89
Total Return B, C	4.07%	25.86%	7.86%	(4.87)%	11.33%	24.64%
Ratios to Average Net Assets E, I
Expenses before reductions	.79% A	.80%	.84%	.73%	.79%	.77%
Expenses net of fee waivers, if any	.79% A	.80%	.84%	.72%	.79%	.77%
Expenses net of all reductions	.79% A	.78%	.83%	.70%	.77%	.76%
Net investment income (loss)	2.06% A, G	1.52%	1.70%	1.95% H	1.54%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,977,844	$ 11,541,599	$ 8,885,304	$ 8,115,192	$ 7,697,405	$ 4,713,909
Portfolio turnover rate F	40% A,K	52%	35%	45%	57%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects large, non-recurring dividends which amounted to $.18 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.09%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.61%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014

1. Organization.

Fidelity® Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,226,838,044
Gross unrealized depreciation	(420,824,611)
Net unrealized appreciation (depreciation) on securities and other investments	$ 5,806,013,433

Tax cost	$ 22,503,111,478

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (419,355,221)
2018	(619,571,852)
Total capital loss carryforward	$ (1,038,927,073)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities excluding in-kind transactions, other than short-term securities, aggregated $5,122,447,157 and $5,472,014,021, respectively.

Redemptions In-Kind. During the period, 5,850,153 shares of the Fund held by unaffiliated entities were redeemed in kind for cash and investments with a value of $206,070,862. The net realized gain of $68,619,959 on securities delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Diversified International as compared to its benchmark index, the MSCI® EAFE® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the

Semiannual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Diversified International. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Diversified International	$ 12,780,879.17
Class K	2,664,586.05
	$ 15,445,465

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $19,250 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24,479 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $7,955,759. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,897,376, including $7,929 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $542,825 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's custody expenses by $142.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $56,003.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Diversified International	$ 126,517,689	$ 204,367,616
Class K	119,166,329	157,124,331
Total	$ 245,684,018	$ 361,491,947
From net realized gain
Diversified International	$ 93,097,916	$ 30,475,866
Class K	75,980,685	21,032,379
Total	$ 169,078,601	$ 51,508,245

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Diversified International
Shares sold	36,003,697	63,290,634	$ 1,304,960,093	$ 2,024,488,853
Reinvestment of distributions	5,837,704	7,563,286	207,822,237	222,133,713
Shares redeemed	(41,097,860)	(125,225,694)	(1,488,701,091)	(3,964,590,272)
Net increase (decrease)	743,541	(54,371,774)	$ 24,081,239	$ (1,717,967,706)
Class K
Shares sold	34,852,676	76,686,079	$ 1,262,284,741	$ 2,416,468,280
Reinvestment of distributions	5,492,457	6,076,286	195,147,014	178,156,710
Shares redeemed	(35,820,767) A	(66,739,141)	(1,291,615,486) A	(2,120,824,766)
Net increase (decrease)	4,524,366	16,023,224	$ 165,816,269	$ 473,800,224

A Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Diversified International Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2014, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2014 and for the year ended October 31, 2013, and the financial highlights for the six months ended April 30, 2014 and for each of the five years in the period ended October 31, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Diversified International Fund as of April 30, 2014, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2014 and for the year ended October 31, 2013, and the financial highlights for the six months ended April 30, 2014 and for each of the five years in the period ended October 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 20, 2014

Semiannual Report

Fidelity International Capital Appreciation Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Actual	1.14%	$ 1,000.00	$ 1,034.00	$ 5.75
Hypothetical A		$ 1,000.00	$ 1,019.14	$ 5.71

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity International Capital Appreciation Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United States of America*	17.5%
United Kingdom	16.1%
Japan	10.1%
Germany	5.7%
France	5.3%
Canada	3.6%
Australia	3.1%
Cayman Islands	3.0%
Switzerland	3.0%
Other	32.6%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
United Kingdom	16.3%
Japan	13.4%
United States of America*	12.7%
France	7.1%
Germany	6.7%
Switzerland	4.9%
India	4.7%
Brazil	3.3%
Indonesia	2.5%
Other	28.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.1	99.6
Short-Term Investments and Net Other Assets (Liabilities)	0.9	0.4
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Bayer AG (Germany, Pharmaceuticals)	0.9	0.8
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.8	0.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.8	0.0
SoftBank Corp. (Japan, Wireless Telecommunication Services)	0.8	0.6
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	0.7	0.6
Anheuser-Busch InBev SA NV (Belgium, Beverages)	0.7	0.6
Diageo PLC sponsored ADR (United Kingdom, Beverages)	0.7	0.6
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	0.6	0.5
Lloyds Banking Group PLC (United Kingdom, Banks)	0.6	0.0
Prudential PLC (United Kingdom, Insurance)	0.6	0.5
	7.2
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.9	23.9
Industrials	20.9	18.4
Information Technology	13.2	9.6
Health Care	12.8	7.6
Financials	10.4	17.2
Consumer Staples	10.1	13.3
Materials	6.6	8.1
Telecommunication Services	1.6	1.0
Energy	0.6	0.5

Semiannual Report

Fidelity International Capital Appreciation Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 3.1%
Amcor Ltd.	303,126	$ 2,897,706
Carsales.com Ltd.	334,833	3,374,999
CSL Ltd.	68,339	4,344,411
DuluxGroup Ltd.	527,052	2,805,587
Flight Centre Travel Group Ltd.	56,944	2,843,427
iProperty Group Ltd. (a)	1,269,877	3,067,261
Ramsay Health Care Ltd.	67,783	2,821,704
realestate.com.au Ltd.	62,156	2,700,637
SEEK Ltd.	202,069	3,138,714
Sydney Airport unit	721,721	2,829,421
TOTAL AUSTRALIA		30,823,867
Austria - 0.2%
Andritz AG	41,796	2,593,989
Bailiwick of Jersey - 1.6%
Delphi Automotive PLC	40,829	2,729,010
Experian PLC	200,568	3,846,939
Shire PLC	86,600	4,952,827
WPP PLC	199,900	4,310,165
TOTAL BAILIWICK OF JERSEY		15,838,941
Belgium - 1.0%
Anheuser-Busch InBev SA NV	63,459	6,916,770
Arseus NV	50,600	2,871,176
TOTAL BELGIUM		9,787,946
Bermuda - 0.6%
Credicorp Ltd. (United States)	22,160	3,307,380
Signet Jewelers Ltd.	25,629	2,596,730
TOTAL BERMUDA		5,904,110
Brazil - 2.7%
BB Seguridade Participacoes SA	277,900	3,256,655
CCR SA	353,500	2,766,487
Cielo SA	200,600	3,553,627
Estacio Participacoes SA	271,400	2,906,618
Kroton Educacional SA	131,700	2,820,940
Linx SA	123,700	2,699,514
Qualicorp SA (a)	282,400	2,744,527
Souza Cruz SA	310,900	2,837,455
Ultrapar Participacoes SA	128,600	3,228,626
TOTAL BRAZIL		26,814,449
British Virgin Islands - 0.3%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	127,400	3,461,458
Canada - 3.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	126,600	3,567,970
AutoCanada, Inc.	37,900	2,420,510
Canadian National Railway Co.	86,000	5,037,361
Canadian Pacific Railway Ltd.	26,787	4,182,589
CGI Group, Inc. Class A (sub. vtg.) (a)	98,600	3,555,195
Cineplex, Inc. (d)	66,270	2,497,709

	Shares	Value
Constellation Software, Inc.	11,400	$ 2,524,839
Jean Coutu Group, Inc. Class A (sub. vtg.)	128,900	2,597,875
Stantec, Inc.	44,600	2,643,325
Stella-Jones, Inc.	88,700	2,424,572
Valeant Pharmaceuticals International (Canada) (a)	39,800	5,322,281
TOTAL CANADA		36,774,226
Cayman Islands - 3.0%
51job, Inc. sponsored ADR (a)	44,200	2,980,848
Autohome, Inc. ADR Class A (d)	86,000	2,754,580
Baidu.com, Inc. sponsored ADR (a)	20,200	3,107,770
Bitauto Holdings Ltd. ADR (a)(d)	88,427	3,168,339
Melco Crown Entertainment Ltd. sponsored ADR	82,730	2,827,711
MGM China Holdings Ltd.	753,000	2,622,357
Sands China Ltd.	498,400	3,638,543
SouFun Holdings Ltd. ADR (d)	249,590	2,937,674
Tencent Holdings Ltd.	104,700	6,525,392
TOTAL CAYMAN ISLANDS		30,563,214
Denmark - 1.3%
Coloplast A/S Series B	35,200	2,953,398
Novo Nordisk A/S Series B sponsored ADR	153,900	6,985,521
Vestas Wind Systems A/S (a)	70,200	3,115,941
TOTAL DENMARK		13,054,860
Finland - 0.7%
Kone Oyj (B Shares) (d)	84,000	3,591,683
Sampo Oyj (A Shares)	76,100	3,778,613
TOTAL FINLAND		7,370,296
France - 5.3%
Air Liquide SA	33,410	4,778,826
Bureau Veritas SA	100,590	3,070,178
Christian Dior SA	15,919	3,271,926
Dassault Systemes SA	25,400	3,123,205
Essilor International SA	33,442	3,576,649
L'Oreal SA (d)	29,000	4,988,911
Legrand SA	51,500	3,322,356
Pernod Ricard SA	34,100	4,092,670
Publicis Groupe SA	43,000	3,662,881
Safran SA	62,200	4,180,473
Schneider Electric SA	56,694	5,313,106
Sodexo SA	29,500	3,180,014
Solocal Group SA (a)(d)	1,414,100	3,237,055
Zodiac Aerospace	106,880	3,552,047
TOTAL FRANCE		53,350,297
Germany - 5.4%
adidas AG	37,100	3,959,640
Bayer AG	63,400	8,795,798
Bayerische Motoren Werke AG (BMW)	40,814	5,106,289
Common Stocks - continued
	Shares	Value
Germany - continued
Brenntag AG	16,840	$ 3,045,364
CompuGroup Medical AG	97,824	2,607,107
Continental AG	17,500	4,099,446
CTS Eventim AG	40,118	2,554,689
Deutsche Post AG	128,236	4,827,539
Fresenius SE & Co. KGaA	24,000	3,647,621
GEA Group AG	66,826	2,989,468
Henkel AG & Co. KGaA	44,189	4,535,389
Linde AG	22,700	4,706,606
ProSiebenSat.1 Media AG	70,100	3,064,936
TOTAL GERMANY		53,939,892
Hong Kong - 1.2%
AIA Group Ltd.	1,137,400	5,516,125
Galaxy Entertainment Group Ltd.	432,000	3,390,606
Techtronic Industries Co. Ltd.	880,000	2,803,578
TOTAL HONG KONG		11,710,309
India - 2.9%
Amara Raja Batteries Ltd.	436,935	2,963,972
Axis Bank Ltd.	104,938	2,651,552
Bajaj Auto Ltd.	81,879	2,595,788
Grasim Industries Ltd.	13,020	575,165
HCL Technologies Ltd.	124,576	2,897,582
HDFC Bank Ltd.	278,794	3,488,740
Housing Development Finance Corp. Ltd.	270,397	4,025,582
ITC Ltd.	594,107	3,356,412
Sun Pharmaceutical Industries Ltd.	293,059	3,074,654
Tata Consultancy Services Ltd.	93,623	3,398,151
TOTAL INDIA		29,027,598
Indonesia - 2.0%
PT Astra International Tbk	4,864,300	3,123,940
PT Bank Central Asia Tbk	3,238,000	3,080,742
PT Bank Rakyat Indonesia Tbk	3,599,500	3,082,217
PT Global Mediacom Tbk	13,422,600	2,542,533
PT Indocement Tunggal Prakarsa Tbk	1,362,900	2,587,524
PT Semen Gresik (Persero) Tbk	2,146,300	2,756,784
PT Surya Citra Media Tbk	9,639,500	2,626,340
TOTAL INDONESIA		19,800,080
Ireland - 2.5%
Accenture PLC Class A	38,408	3,081,090
Actavis PLC (a)	16,710	3,414,354
Covidien PLC	37,800	2,693,250
Ingersoll-Rand PLC	49,100	2,936,180
James Hardie Industries PLC CDI	227,288	2,896,986
Jazz Pharmaceuticals PLC (a)	23,700	3,197,130
Kerry Group PLC Class A	43,200	3,410,217
Perrigo Co. PLC	22,178	3,212,705
TOTAL IRELAND		24,841,912

	Shares	Value
Israel - 0.5%
Teva Pharmaceutical Industries Ltd. sponsored ADR	99,700	$ 4,871,342
Italy - 1.4%
Azimut Holding SpA	86,200	2,684,786
Luxottica Group SpA	51,700	2,965,334
Pirelli & C. S.p.A.	202,200	3,388,708
Prada SpA	332,900	2,657,893
World Duty Free SpA (a)	194,862	2,610,150
TOTAL ITALY		14,306,871
Japan - 10.1%
Astellas Pharma, Inc.	391,700	4,356,266
Bridgestone Corp.	114,700	4,106,245
Daikin Industries Ltd.	66,200	3,821,061
Daito Trust Construction Co. Ltd.	30,300	3,079,347
DENSO Corp.	90,370	4,112,107
Dentsu, Inc.	77,060	3,165,765
Fuji Heavy Industries Ltd.	138,200	3,629,550
GMO Internet, Inc.	388,500	3,423,862
Hitachi Ltd.	638,000	4,536,861
Hoya Corp.	110,200	3,248,817
Japan Tobacco, Inc.	144,100	4,730,274
Kansai Paint Co. Ltd.	222,000	3,107,370
Keyence Corp.	10,470	4,033,462
Miraca Holdings, Inc.	73,800	3,197,868
Nakanishi, Inc.	86,500	2,952,854
Nippon Paint Co. Ltd.	201,000	3,106,373
OBIC Co. Ltd.	92,600	2,776,143
Olympus Corp. (a)	111,400	3,399,697
OMRON Corp.	101,730	3,592,168
ORIX Corp.	278,600	4,024,964
Park24 Co. Ltd.	144,000	2,628,298
Rakuten, Inc.	304,500	3,937,487
Ship Healthcare Holdings, Inc.	73,500	2,501,883
SMC Corp.	14,300	3,395,437
SoftBank Corp.	103,200	7,661,642
Tsuruha Holdings, Inc.	28,100	2,825,529
Unicharm Corp.	57,100	3,094,185
USS Co. Ltd.	187,800	2,735,210
TOTAL JAPAN		101,180,725
Kenya - 0.5%
Kenya Commercial Bank Ltd.	4,358,000	2,454,224
Safaricom Ltd.	18,198,100	2,739,859
TOTAL KENYA		5,194,083
Korea (South) - 0.4%
Naver Corp.	5,722	4,087,538
Luxembourg - 0.1%
RTL Group SA	6,403	710,923
Mexico - 2.0%
Banregio Grupo Financiero S.A.B. de CV	431,200	2,492,063
Common Stocks - continued
	Shares	Value
Mexico - continued
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	36,880	$ 3,347,598
Grupo Aeroportuario del Pacifico SA de CV Series B	439,800	2,644,969
Grupo Aeroportuario Norte S.A.B. de CV	676,700	2,486,401
Grupo Financiero Banorte S.A.B. de CV Series O	523,000	3,467,145
Grupo Televisa SA de CV (CPO) sponsored ADR	110,000	3,609,100
Megacable Holdings S.A.B. de CV unit	618,400	2,452,755
TOTAL MEXICO		20,500,031
Netherlands - 0.8%
Airbus Group NV	74,100	5,087,702
Yandex NV (a)	100,300	2,657,950
TOTAL NETHERLANDS		7,745,652
New Zealand - 0.2%
EBOS Group Ltd.	311,937	2,528,443
Nigeria - 0.3%
Guaranty Trust Bank PLC	17,205,206	2,809,166
Norway - 0.3%
Schibsted ASA (B Shares)	63,200	3,629,776
Philippines - 1.1%
Alliance Global Group, Inc.	4,079,800	2,851,055
GT Capital Holdings, Inc.	142,960	2,780,624
Security Bank Corp.	1,090,524	2,938,237
SM Investments Corp.	177,773	2,891,428
TOTAL PHILIPPINES		11,461,344
Russia - 0.7%
Magnit OJSC GDR (Reg. S)	77,905	3,665,430
NOVATEK OAO GDR (Reg. S)	34,300	3,543,190
TOTAL RUSSIA		7,208,620
South Africa - 2.1%
Aspen Pharmacare Holdings Ltd.	112,800	3,001,817
Life Healthcare Group Holdings Ltd.	801,969	3,184,093
Mr Price Group Ltd.	193,600	2,913,063
Nampak Ltd.	837,400	3,120,202
Naspers Ltd. Class N	58,700	5,534,946
Shoprite Holdings Ltd.	187,220	3,126,532
TOTAL SOUTH AFRICA		20,880,653
Spain - 1.1%
Amadeus IT Holding SA Class A	82,200	3,416,073
Grifols SA ADR	77,700	3,188,808
Inditex SA	28,625	4,294,949
TOTAL SPAIN		10,899,830
Sweden - 2.4%
ASSA ABLOY AB (B Shares)	69,594	3,684,023
Atlas Copco AB (A Shares)	143,500	4,153,471

	Shares	Value
Eniro AB (a)	287,200	$ 2,279,155
Hexagon AB (B Shares)	96,900	3,087,829
Investment AB Kinnevik (B Shares)	104,130	3,659,331
Svenska Cellulosa AB (SCA) (B Shares) (d)	128,300	3,593,158
Svenska Handelsbanken AB (A Shares)	72,100	3,618,195
TOTAL SWEDEN		24,075,162
Switzerland - 3.0%
Compagnie Financiere Richemont SA Series A	53,291	5,407,211
DKSH Holding AG	31,054	2,558,135
Dufry AG (a)	16,400	2,709,419
Partners Group Holding AG	10,306	2,819,776
Schindler Holding AG (Reg.)	21,590	3,292,101
SGS SA (Reg.)	1,369	3,414,334
Sika AG (Bearer)	788	3,186,561
Swatch Group AG (Bearer)	6,597	4,231,345
TE Connectivity Ltd.	45,400	2,677,692
TOTAL SWITZERLAND		30,296,574
Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,978,000	7,780,643
Thailand - 0.6%
Airports of Thailand PCL (For. Reg.)	442,500	2,666,486
Kasikornbank PCL (For. Reg.)	545,300	3,311,231
TOTAL THAILAND		5,977,717
Turkey - 0.3%
TAV Havalimanlari Holding A/S	370,000	2,961,332
United Kingdom - 16.1%
Aberdeen Asset Management PLC	449,800	3,317,244
Ashtead Group PLC	230,760	3,407,185
Associated British Foods PLC	69,600	3,491,301
Babcock International Group PLC	115,600	2,330,438
Babcock International Group PLC rights 5/6/14 (a)	44,461	300,272
Berkeley Group Holdings PLC	75,600	2,928,131
British American Tobacco PLC (United Kingdom)	144,337	8,334,739
BT Group PLC	804,100	5,019,715
Bunzl PLC	117,242	3,327,563
Burberry Group PLC	140,300	3,517,705
Capita Group PLC	188,200	3,447,662
Compass Group PLC	266,600	4,240,201
Daily Mail & General Trust PLC Class A	234,100	3,219,347
Diageo PLC sponsored ADR	53,864	6,613,422
Diploma PLC	265,493	2,951,781
easyJet PLC	108,400	2,996,079
Elementis PLC	608,625	2,849,542
Filtrona PLC	224,300	3,029,665
Foxtons Group PLC	547,000	2,937,828
Galiform PLC	550,790	3,024,210
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Halma PLC	270,800	$ 2,567,283
IMI PLC	107,550	2,723,811
InterContinental Hotel Group PLC ADR	89,940	3,095,735
Intertek Group PLC	61,020	2,993,940
ITV PLC	1,133,046	3,481,723
Johnson Matthey PLC	58,004	3,205,378
Liberty Global PLC Class A (a)	70,100	2,791,382
Lloyds Banking Group PLC (a)	4,775,800	6,090,163
Meggitt PLC	463,200	3,728,113
Mondi PLC	181,600	3,012,477
Next PLC	32,600	3,588,728
Persimmon PLC	159,100	3,524,353
Prudential PLC	255,184	5,866,460
Reckitt Benckiser Group PLC	64,300	5,183,937
Rightmove PLC	88,984	3,620,798
Rolls-Royce Group PLC	290,134	5,143,554
Rotork PLC	57,900	2,532,919
SABMiller PLC	102,500	5,573,430
Schroders PLC	66,400	2,865,525
Senior Engineering Group PLC	492,000	2,374,120
Spectris PLC	67,300	2,528,252
Spirax-Sarco Engineering PLC	53,131	2,600,588
St. James's Place Capital PLC	177,576	2,308,609
Taylor Wimpey PLC	1,775,800	3,151,172
The Restaurant Group PLC	234,085	2,466,230
Whitbread PLC	47,668	3,283,692
TOTAL UNITED KINGDOM		161,586,402
United States of America - 16.6%
A.O. Smith Corp.	59,000	2,758,840
Alexion Pharmaceuticals, Inc. (a)	19,400	3,069,080
Amazon.com, Inc. (a)	8,800	2,676,344
American Tower Corp.	31,700	2,647,584
AMETEK, Inc.	50,100	2,641,272
Amphenol Corp. Class A	28,566	2,723,768
AutoZone, Inc. (a)	4,540	2,423,861
Biogen Idec, Inc. (a)	10,400	2,986,048
BorgWarner, Inc.	44,310	2,753,423
Cerner Corp. (a)	57,300	2,939,490
Colgate-Palmolive Co.	38,600	2,597,780
Comcast Corp. Class A	47,800	2,474,128
Cummins, Inc.	17,200	2,594,620
Danaher Corp.	33,231	2,438,491
Discovery Communications, Inc. Class A (a)	34,203	2,596,008
Ecolab, Inc.	24,020	2,513,453
Estee Lauder Companies, Inc. Class A	36,800	2,670,576
Facebook, Inc. Class A (a)	43,300	2,588,474
Fidelity National Information Services, Inc.	48,430	2,587,615
Fiserv, Inc. (a)	44,855	2,726,287

	Shares	Value
FMC Corp.	34,099	$ 2,625,623
Gartner, Inc. Class A (a)	35,400	2,440,476
Gilead Sciences, Inc. (a)	39,930	3,134,106
Google, Inc. Class C (a)	5,780	3,044,095
HEICO Corp. Class A	24,700	1,006,525
Home Depot, Inc.	36,691	2,917,301
Honeywell International, Inc.	26,100	2,424,690
J.B. Hunt Transport Services, Inc.	36,200	2,754,820
Kansas City Southern	26,750	2,698,540
Las Vegas Sands Corp.	36,826	2,914,041
MasterCard, Inc. Class A	43,200	3,177,360
McGraw Hill Financial, Inc.	41,185	3,044,807
McKesson Corp.	17,800	3,011,582
Mead Johnson Nutrition Co. Class A	30,758	2,714,701
Mettler-Toledo International, Inc. (a)	12,700	2,960,624
Moody's Corp.	39,440	3,096,040
NIKE, Inc. Class B	34,500	2,516,775
Pall Corp.	34,300	2,886,345
Philip Morris International, Inc.	34,858	2,977,919
PPG Industries, Inc.	13,203	2,556,365
Precision Castparts Corp.	9,800	2,480,282
priceline.com, Inc. (a)	2,230	2,581,783
QUALCOMM, Inc.	33,500	2,636,785
ResMed, Inc. (d)	56,700	2,826,495
Rockwell Automation, Inc.	21,554	2,568,806
Roper Industries, Inc.	19,000	2,640,050
Sherwin-Williams Co.	13,260	2,649,878
Sigma Aldrich Corp.	25,500	2,453,355
Starbucks Corp.	33,500	2,365,770
Stericycle, Inc. (a)	22,700	2,643,188
Teledyne Technologies, Inc. (a)	30,400	2,822,944
The Walt Disney Co.	31,967	2,536,262
Thermo Fisher Scientific, Inc.	21,300	2,428,200
TransDigm Group, Inc.	14,800	2,632,476
Union Pacific Corp.	13,800	2,627,934
United Technologies Corp.	22,208	2,627,873
Varian Medical Systems, Inc. (a)	32,500	2,585,375
Verisk Analytics, Inc. (a)	47,200	2,836,248
Visa, Inc. Class A	15,420	3,124,246
W.R. Grace & Co. (a)	28,000	2,578,800
Yahoo!, Inc. (a)	82,400	2,962,280
Yum! Brands, Inc.	35,000	2,694,650
TOTAL UNITED STATES OF AMERICA		166,613,557
TOTAL COMMON STOCKS (Cost $845,457,849)		992,963,828
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.3%
Sartorius AG (non-vtg.)	20,613	2,682,440
Nonconvertible Preferred Stocks - continued
	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	38,877,956	$ 65,642
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,914,016)		2,748,082
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.11% (b)	133,668	133,668
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	17,956,085	17,956,085
TOTAL MONEY MARKET FUNDS (Cost $18,089,753)		18,089,753
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $865,461,618)	1,013,801,663
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(8,877,887)
NET ASSETS - 100%	$ 1,004,923,776
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,986
Fidelity Securities Lending Cash Central Fund	142,094
Total	$ 145,080
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 232,598,862	$ 225,323,363	$ 7,275,499	$ -
Consumer Staples	100,844,180	85,592,671	15,251,509	-
Energy	6,771,816	6,771,816	-	-
Financials	104,500,955	86,404,040	18,096,915	-
Health Care	129,021,624	124,068,797	4,952,827	-
Industrials	208,471,824	208,471,824	-	-
Information Technology	131,656,635	123,875,992	7,780,643	-
Materials	66,424,798	65,849,633	575,165	-
Telecommunication Services	15,421,216	10,401,501	5,019,715	-
Money Market Funds	18,089,753	18,089,753	-	-
Total Investments in Securities:	$ 1,013,801,663	$ 954,849,390	$ 58,952,273	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 7,017,184
Level 2 to Level 1	$ 65,904,956

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Capital Appreciation Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,272,265) - See accompanying schedule: Unaffiliated issuers (cost $847,371,865)	$ 995,711,910
Fidelity Central Funds (cost $18,089,753)	18,089,753
Total Investments (cost $865,461,618)		$ 1,013,801,663
Foreign currency held at value (cost $179,814)		179,041
Receivable for investments sold		26,654,052
Receivable for fund shares sold		638,402
Dividends receivable		3,309,940
Distributions receivable from Fidelity Central Funds		31,699
Prepaid expenses		789
Other receivables		290,292
Total assets		1,044,905,878

Liabilities
Payable for investments purchased	$ 19,788,096
Payable for fund shares redeemed	517,761
Accrued management fee	708,787
Other affiliated payables	199,741
Other payables and accrued expenses	811,632
Collateral on securities loaned, at value	17,956,085
Total liabilities		39,982,102

Net Assets		$ 1,004,923,776
Net Assets consist of:
Paid in capital		$ 849,017,634
Undistributed net investment income		2,853,219
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,428,379
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		147,624,544
Net Assets, for 60,127,763 shares outstanding		$ 1,004,923,776
Net Asset Value, offering price and redemption price per share ($1,004,923,776 ÷ 60,127,763 shares)		$ 16.71

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 9,027,375
Interest		6
Income from Fidelity Central Funds		145,080
Income before foreign taxes withheld		9,172,461
Less foreign taxes withheld		(618,021)
Total income		8,554,440

Expenses
Management fee Basic fee	$ 3,372,866
Performance adjustment	742,304
Transfer agent fees	942,694
Accounting and security lending fees	226,965
Custodian fees and expenses	155,017
Independent trustees' compensation	1,895
Registration fees	23,314
Audit	43,342
Legal	2,165
Interest	783
Miscellaneous	3,663
Total expenses before reductions	5,515,008
Expense reductions	(36,729)	5,478,279
Net investment income (loss)		3,076,161
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,957,001
Foreign currency transactions	(326,751)
Total net realized gain (loss)		35,630,250
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $162,585)	(6,414,154)
Assets and liabilities in foreign currencies	97,894
Total change in net unrealized appreciation (depreciation)		(6,316,260)
Net gain (loss)		29,313,990
Net increase (decrease) in net assets resulting from operations		$ 32,390,151

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Capital Appreciation Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,076,161	$ 7,456,295
Net realized gain (loss)	35,630,250	111,801,726
Change in net unrealized appreciation (depreciation)	(6,316,260)	70,487,474
Net increase (decrease) in net assets resulting from operations	32,390,151	189,745,495
Distributions to shareholders from net investment income	(6,875,230)	(7,093,102)
Share transactions Proceeds from sales of shares	105,049,223	194,490,297
Reinvestment of distributions	5,201,558	5,286,278
Cost of shares redeemed	(70,791,250)	(173,012,679)
Net increase (decrease) in net assets resulting from share transactions	39,459,531	26,763,896
Redemption fees	4,146	13,934
Total increase (decrease) in net assets	64,978,598	209,430,223

Net Assets
Beginning of period	939,945,178	730,514,955
End of period (including undistributed net investment income of $2,853,219 and undistributed net investment income of $6,652,288, respectively)	$ 1,004,923,776	$ 939,945,178
Other Information Shares
Sold	6,350,646	13,452,087
Issued in reinvestment of distributions	321,879	389,022
Redeemed	(4,291,823)	(11,788,439)
Net increase (decrease)	2,380,702	2,052,670

Financial Highlights - Fidelity International Capital Appreciation Fund

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.28	$ 13.12	$ 11.89	$ 12.63	$ 10.78	$ 7.42
Income from Investment Operations
Net investment income (loss) D	.05	.13	.12	.13 G	.12	.13
Net realized and unrealized gain (loss)	.50	3.16	1.24	(.62)	1.92	3.26
Total from investment operations	.55	3.29	1.36	(.49)	2.04	3.39
Distributions from net investment income	(.12)	(.13)	(.12)	(.15)	(.07)	(.03)
Distributions from net realized gain	-	-	(.01)	(.10)	(.12)	-
Total distributions	(.12)	(.13)	(.13)	(.25)	(.19)	(.03)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.71	$ 16.28	$ 13.12	$ 11.89	$ 12.63	$ 10.78
Total Return B, C	3.40%	25.24%	11.57%	(4.03)%	19.12%	45.95%
Ratios to Average Net Assets E, H
Expenses before reductions	1.15% A	1.17%	1.22%	1.16%	1.04%	.84%
Expenses net of fee waivers, if any	1.14% A	1.17%	1.22%	1.16%	1.04%	.84%
Expenses net of all reductions	1.14% A	1.12%	1.19%	1.09%	.87%	.72%
Net investment income (loss)	.64% A	.87%	1.01%	1.02% G	1.07%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,004,924	$ 939,945	$ 730,515	$ 555,568	$ 627,129	$ 456,330
Portfolio turnover rate F	171% A	136%	127%	254%	480%	387%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .78%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® International Capital Appreciation Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 160,899,353
Gross unrealized depreciation	(16,428,913)
Net unrealized appreciation (depreciation) on securities and other investments	$ 144,470,440

Tax cost	$ 869,331,223

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (26,930,714)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $852,547,350 and $822,614,379, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI® ACWI® (All Country World Index) ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .85% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,048 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,073,818.31%		$ 783

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $883 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned

Semiannual Report

7. Security Lending - continued

securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $142,094. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $32,279 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $4,450.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 32% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Overseas Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Overseas	1.07%
Actual		$ 1,000.00	$ 1,060.90	$ 5.47
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Class K	.93%
Actual		$ 1,000.00	$ 1,061.70	$ 4.75
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Overseas Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United Kingdom	21.6%
Japan	16.3%
Germany	10.4%
Switzerland	8.7%
United States of America*	8.1%
France	8.0%
Sweden	3.9%
Bailiwick of Jersey	3.2%
Australia	3.1%
Other	16.7%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
United Kingdom	23.6%
Japan	18.8%
Germany	11.2%
Switzerland	9.2%
France	7.8%
United States of America*	5.3%
Sweden	3.3%
Spain	2.6%
Bailiwick of Jersey	2.5%
Other	15.7%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.8	99.3
Short-Term Investments and Net Other Assets (Liabilities)	3.2	0.7
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.4	2.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.2	2.3
Bayer AG (Germany, Pharmaceuticals)	1.6	1.6
Sanofi SA (France, Pharmaceuticals)	1.6	1.7
Total SA (France, Oil, Gas & Consumable Fuels)	1.4	0.0
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.2	1.3
BASF AG (Germany, Chemicals)	1.2	1.2
Nordea Bank AB (Sweden, Banks)	1.2	1.0
Australia & New Zealand Banking Group Ltd. (Australia, Banks)	1.2	1.3
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.1	1.3
	15.1
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.1	19.7
Consumer Discretionary	17.4	17.3
Industrials	14.4	14.4
Health Care	13.9	11.9
Consumer Staples	11.5	12.6
Information Technology	7.8	9.4
Materials	7.1	7.9
Energy	3.3	2.2
Telecommunication Services	3.3	3.9

Semiannual Report

Fidelity Overseas Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Australia - 3.1%
Ansell Ltd.	516,634	$ 8,682,350
Australia & New Zealand Banking Group Ltd.	1,292,838	41,400,073
BHP Billiton Ltd.	759,584	26,749,977
Flight Centre Travel Group Ltd.	337,243	16,839,808
Life Healthcare Group Ltd. (a)	1,346,638	2,814,810
Super Cheap Auto Group Ltd.	1,384,496	13,067,759
TOTAL AUSTRALIA		109,554,777
Austria - 0.5%
Andritz AG	262,600	16,297,771
Bailiwick of Jersey - 3.2%
Delphi Automotive PLC	219,500	14,671,380
Experian PLC	1,284,700	24,640,834
Regus PLC	3,759,070	13,264,841
Shire PLC	446,600	25,541,945
WPP PLC	1,575,333	33,966,710
TOTAL BAILIWICK OF JERSEY		112,085,710
Belgium - 2.2%
Anheuser-Busch InBev SA NV (d)	396,712	43,239,979
KBC Groupe SA	596,550	36,340,954
TOTAL BELGIUM		79,580,933
Bermuda - 0.5%
Signet Jewelers Ltd.	174,300	17,660,076
Canada - 0.9%
CGI Group, Inc. Class A (sub. vtg.) (a)	445,700	16,070,493
Constellation Software, Inc.	74,500	16,500,046
TOTAL CANADA		32,570,539
Cayman Islands - 0.7%
Lifestyle International Holdings Ltd.	5,066,000	9,919,048
Shenzhou International Group Holdings Ltd.	4,241,000	14,605,370
TOTAL CAYMAN ISLANDS		24,524,418
Denmark - 2.6%
ISS Holdings A/S (a)	542,400	18,883,182
Novo Nordisk A/S Series B	880,200	39,948,774
Vestas Wind Systems A/S (a)	720,100	31,962,803
TOTAL DENMARK		90,794,759
Finland - 0.6%
Caverion Corp.	1,036,654	11,448,087
Tikkurila Oyj	436,806	10,835,330
TOTAL FINLAND		22,283,417
France - 8.0%
ALTEN	245,100	12,508,353
AXA SA	1,031,500	26,867,993
BIC SA	112,300	14,891,307
BNP Paribas SA	400,271	30,048,147
Christian Dior SA (d)	114,097	23,451,030

	Shares	Value
Ipsos SA	365,457	$ 14,166,049
Kering SA	86,200	19,062,578
Rexel SA	693,400	17,508,191
Sanofi SA	509,287	54,962,200
Sodexo SA	179,500	19,349,579
Total SA (a)	686,900	49,143,721
TOTAL FRANCE		281,959,148
Germany - 8.3%
adidas AG	272,600	29,094,281
BASF AG (d)	360,117	41,682,322
Bayer AG (d)	406,497	56,395,362
Brenntag AG	149,400	27,017,656
CompuGroup Medical AG	434,400	11,577,192
Continental AG	92,000	21,551,373
Deutsche Boerse AG	244,192	17,884,184
Deutsche Post AG	718,229	27,038,264
Fresenius SE & Co. KGaA	190,600	28,968,187
GEA Group AG	389,724	17,434,343
Gerry Weber International AG (Bearer)	295,800	15,594,369
TOTAL GERMANY		294,237,533
Greece - 0.1%
Metka SA	280,983	5,028,701
Hong Kong - 0.1%
City Telecom (HK) Ltd. (CTI) (a)	8,443,000	2,406,701
Ireland - 2.4%
Accenture PLC Class A	176,000	14,118,720
Actavis PLC (a)	73,400	14,997,822
DCC PLC (United Kingdom)	307,600	15,751,941
Greencore Group PLC	3,399,500	14,986,398
Kerry Group PLC Class A	329,064	25,976,383
TOTAL IRELAND		85,831,264
Italy - 1.0%
Pirelli & C. S.p.A. (d)	1,090,700	18,279,246
World Duty Free SpA (a)	1,302,718	17,449,731
TOTAL ITALY		35,728,977
Japan - 16.3%
ACOM Co. Ltd. (a)(d)	3,380,300	11,506,279
Aozora Bank Ltd.	5,679,000	16,886,741
Astellas Pharma, Inc.	2,170,200	24,135,740
Credit Saison Co. Ltd.	394,400	8,386,811
Daikin Industries Ltd.	287,500	16,594,488
Dentsu, Inc.	418,300	17,184,526
Don Quijote Holdings Co. Ltd.	308,600	16,239,722
GMO Internet, Inc.	1,653,600	14,573,224
H.I.S. Co. Ltd.	433,200	12,004,261
Honda Motor Co. Ltd. sponsored ADR (d)	734,700	24,465,510
Hoya Corp.	776,400	22,889,124
Iida Group Holdings Co. Ltd. (a)	681,780	10,136,505
Japan Tobacco, Inc.	894,300	29,356,588
Kansai Paint Co. Ltd.	891,000	12,471,473
Common Stocks - continued
	Shares	Value
Japan - continued
Keyence Corp.	73,990	$ 28,503,899
Leopalace21 Corp. (a)	1,895,300	9,788,413
Makita Corp.	219,500	11,636,817
Meitec Corp.	367,800	9,781,857
Miraca Holdings, Inc.	302,900	13,125,123
Misumi Group, Inc.	349,400	8,496,194
Nakanishi, Inc.	315,500	10,770,235
Nihon Nohyaku Co. Ltd.	640,500	7,975,317
Nitori Holdings Co. Ltd.	208,400	9,550,095
OBIC Co. Ltd.	459,200	13,766,792
Olympus Corp. (a)	604,900	18,460,292
OMRON Corp.	554,400	19,576,309
ORIX Corp.	2,071,800	29,931,517
Seven Bank Ltd.	4,369,600	16,540,668
Shinsei Bank Ltd.	8,163,000	15,889,245
Ship Healthcare Holdings, Inc.	424,500	14,449,650
SoftBank Corp.	395,400	29,354,781
Software Service, Inc.	108,400	3,838,294
Toyota Motor Corp.	470,500	25,420,250
Tsuruha Holdings, Inc.	175,600	17,657,045
USS Co. Ltd.	929,900	13,543,513
VT Holdings Co. Ltd.	2,372,900	13,601,207
TOTAL JAPAN		578,488,505
Luxembourg - 0.8%
Altice S.A.	248,329	14,190,748
Eurofins Scientific SA	50,759	14,084,100
TOTAL LUXEMBOURG		28,274,848
New Zealand - 0.4%
EBOS Group Ltd.	1,628,762	13,202,126
Norway - 0.5%
Telenor ASA	759,200	17,816,799
South Africa - 0.7%
Coronation Fund Managers Ltd.	969,985	9,357,329
EOH Holdings Ltd.	619,000	4,942,351
Nampak Ltd.	1,929,189	7,188,271
Pinnacle Technology Holdings Ltd.	2,928,910	3,619,203
TOTAL SOUTH AFRICA		25,107,154
Spain - 2.7%
Amadeus IT Holding SA Class A	705,900	29,335,841
Banco Bilbao Vizcaya Argentaria SA	2,975,747	36,654,492
Criteria CaixaCorp SA	2,649,922	16,139,261
Grifols SA ADR	375,700	15,418,728
TOTAL SPAIN		97,548,322
Sweden - 3.9%
ASSA ABLOY AB (B Shares)	395,800	20,952,041
Eniro AB (a)	823,200	6,532,730
HEXPOL AB (B Shares)	105,836	9,994,049
Nordea Bank AB	2,883,200	41,659,229

	Shares	Value
Svenska Cellulosa AB (SCA) (B Shares)	637,600	$ 17,856,565
Svenska Handelsbanken AB (A Shares)	434,700	21,814,557
Swedbank AB (A Shares)	771,400	20,488,570
TOTAL SWEDEN		139,297,741
Switzerland - 8.7%
Aryzta AG	256,421	23,672,544
Clariant AG (Reg.)	812,200	15,983,756
Nestle SA	1,080,680	83,519,583
Roche Holding AG (participation certificate)	261,492	76,707,709
Schindler Holding AG (participation certificate)	107,635	16,657,070
SGS SA (Reg.)	10,510	26,212,305
Syngenta AG (Switzerland)	78,285	31,000,207
UBS AG	1,572,446	32,885,947
TOTAL SWITZERLAND		306,639,121
United Kingdom - 21.6%
Aberdeen Asset Management PLC	2,438,200	17,981,557
AMEC PLC	1,000,258	20,857,120
Barclays PLC	6,549,680	27,967,457
BG Group PLC	1,618,900	32,745,542
BHP Billiton PLC	1,045,520	33,942,166
Brit PLC (a)	3,051,100	10,959,768
British American Tobacco PLC (United Kingdom)	705,600	40,744,865
BT Group PLC	4,968,100	31,014,108
Bunzl PLC	728,107	20,665,136
Cineworld Group PLC	1,042,983	5,683,539
Dechra Pharmaceuticals PLC	438,095	5,103,789
Devro PLC	1,350,013	4,820,851
Diageo PLC	1,275,102	39,068,893
Diploma PLC	1,482,225	16,479,547
Domino Printing Sciences PLC	1,255,014	16,421,984
Elementis PLC	3,488,900	16,334,797
Exova Group Ltd. PLC (a)	1,082,988	4,027,309
Hilton Food Group PLC	1,120,800	10,095,734
IMI PLC	793,999	20,108,819
ITV PLC	5,841,500	17,950,275
Jazztel PLC (a)	895,800	13,745,237
Johnson Matthey PLC	349,900	19,335,940
Kingfisher PLC	3,167,561	22,360,448
London Stock Exchange Group PLC	666,800	20,399,951
Meggitt PLC	3,044,100	24,500,752
Next PLC	247,100	27,201,677
Provident Financial PLC	441,200	14,801,602
Prudential PLC	1,675,413	38,516,299
Reckitt Benckiser Group PLC	418,100	33,707,682
Rolls-Royce Group PLC	1,274,066	22,586,897
Senior Engineering Group PLC	2,591,100	12,503,216
Spectris PLC	385,000	14,463,257
Spirax-Sarco Engineering PLC	296,707	14,522,833
St. James's Place Capital PLC	1,814,205	23,585,899
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Standard Chartered PLC (United Kingdom)	1,360,569	$ 29,438,422
The Restaurant Group PLC	1,421,100	14,972,164
Vodafone Group PLC	6,235,232	23,672,753
TOTAL UNITED KINGDOM		763,288,285
United States of America - 4.9%
Computer Sciences Corp.	259,800	15,374,964
CST Brands, Inc.	445,100	14,523,613
Fidelity National Information Services, Inc.	297,300	15,884,739
FMC Corp.	230,900	17,779,300
MasTec, Inc. (a)	363,200	14,375,456
McGraw Hill Financial, Inc.	261,600	19,340,088
Mylan, Inc. (a)	293,300	14,893,774
National Oilwell Varco, Inc.	167,300	13,138,069
PetSmart, Inc.	226,700	15,343,056
ResMed, Inc.	311,300	15,518,305
Total System Services, Inc.	526,100	16,714,197
TOTAL UNITED STATES OF AMERICA		172,885,561
TOTAL COMMON STOCKS (Cost $2,795,277,265)		3,353,093,186
Nonconvertible Preferred Stocks - 2.1%

Germany - 2.1%
Henkel AG & Co. KGaA	258,200	28,753,820
Sartorius AG (non-vtg.)	102,994	13,402,963
Volkswagen AG	115,068	30,986,045
TOTAL GERMANY		73,142,828

	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	170,724,844	$ 288,252
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $53,001,659)		73,431,080
Money Market Funds - 8.4%

Fidelity Cash Central Fund, 0.11% (b)	91,746,089	91,746,089
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	205,378,905	205,378,905
TOTAL MONEY MARKET FUNDS (Cost $297,124,994)		297,124,994
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $3,145,403,918)		3,723,649,260
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(183,479,682)
NET ASSETS - 100%		$ 3,540,169,578
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,997
Fidelity Securities Lending Cash Central Fund	688,655
Total	$ 718,652
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 613,024,972	$ 553,638,012	$ 59,386,960	$ -
Consumer Staples	413,456,930	206,883,610	206,573,320	-
Energy	115,884,452	66,740,731	49,143,721	-
Financials	643,461,453	507,437,258	136,024,195	-
Health Care	496,999,470	299,838,842	197,160,628	-
Industrials	501,556,910	501,556,910	-	-
Information Technology	275,263,496	275,263,496	-	-
Materials	251,272,905	159,580,555	91,692,350	-
Telecommunication Services	115,603,678	60,916,817	54,686,861	-
Money Market Funds	297,124,994	297,124,994	-	-
Total Investments in Securities:	$ 3,723,649,260	$ 2,928,981,225	$ 794,668,035	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 79,544,715
Level 2 to Level 1	$ 354,170,970

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Overseas Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $194,917,727) - See accompanying schedule: Unaffiliated issuers (cost $2,848,278,924)	$ 3,426,524,266
Fidelity Central Funds (cost $297,124,994)	297,124,994
Total Investments (cost $3,145,403,918)		$ 3,723,649,260
Foreign currency held at value (cost $13)		13
Receivable for investments sold		9,990,359
Receivable for fund shares sold		2,398,620
Dividends receivable		15,371,412
Distributions receivable from Fidelity Central Funds		153,433
Prepaid expenses		2,071
Other receivables		272,847
Total assets		3,751,838,015

Liabilities
Payable for investments purchased	$ 1,750,505
Payable for fund shares redeemed	1,464,794
Accrued management fee	2,181,163
Other affiliated payables	532,824
Other payables and accrued expenses	360,246
Collateral on securities loaned, at value	205,378,905
Total liabilities		211,668,437

Net Assets		$ 3,540,169,578
Net Assets consist of:
Paid in capital		$ 4,352,492,833
Undistributed net investment income		39,786,428
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,430,516,126)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		578,406,443
Net Assets		$ 3,540,169,578

Overseas: Net Asset Value, offering price and redemption price per share ($2,977,356,530 ÷ 72,828,800 shares)		$ 40.88

Class K: Net Asset Value, offering price and redemption price per share ($562,813,048 ÷ 13,797,995 shares)		$ 40.79

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 39,361,633
Special dividends		18,707,991
Interest		6
Income from Fidelity Central Funds		718,652
Income before foreign taxes withheld		58,788,282
Less foreign taxes withheld		(2,912,771)
Total income		55,875,511

Expenses
Management fee Basic fee	$ 9,827,296
Performance adjustment	1,744,537
Transfer agent fees	2,192,750
Accounting and security lending fees	610,621
Custodian fees and expenses	127,226
Independent trustees' compensation	5,337
Appreciation in deferred trustee compensation account	171
Registration fees	44,383
Audit	40,451
Legal	11,588
Interest	98
Miscellaneous	9,176
Total expenses before reductions	14,613,634
Expense reductions	(28,612)	14,585,022
Net investment income (loss)		41,290,489
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	69,417,592
Foreign currency transactions	(248,243)
Total net realized gain (loss)		69,169,349
Change in net unrealized appreciation (depreciation) on: Investment securities	65,931,846
Assets and liabilities in foreign currencies	107,443
Total change in net unrealized appreciation (depreciation)		66,039,289
Net gain (loss)		135,208,638
Net increase (decrease) in net assets resulting from operations		$ 176,499,127

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,290,489	$ 33,603,374
Net realized gain (loss)	69,169,349	100,140,426
Change in net unrealized appreciation (depreciation)	66,039,289	397,761,309
Net increase (decrease) in net assets resulting from operations	176,499,127	531,505,109
Distributions to shareholders from net investment income	(32,103,977)	(46,883,539)
Distributions to shareholders from net realized gain	(10,805,389)	-
Total distributions	(42,909,366)	(46,883,539)
Share transactions - net increase (decrease)	969,153,368	47,557,637
Redemption fees	14,617	23,366
Total increase (decrease) in net assets	1,102,757,746	532,202,573

Net Assets
Beginning of period	2,437,411,832	1,905,209,259
End of period (including undistributed net investment income of $39,786,428 and undistributed net investment income of $30,599,916, respectively)	$ 3,540,169,578	$ 2,437,411,832

Financial Highlights - Overseas

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.22	$ 31.35	$ 29.28	$ 31.56	$ 30.13	$ 25.43
Income from Investment Operations
Net investment income (loss) D	.58 G	.54	.73	.47	.42	.52
Net realized and unrealized gain (loss)	1.77	8.10	2.19	(2.27)	1.49	4.55
Total from investment operations	2.35	8.64	2.92	(1.80)	1.91	5.07
Distributions from net investment income	(.51)	(.77)	(.83)	(.48)	(.47)	(.37)
Distributions from net realized gain	(.18)	-	(.02)	-	(.01)	-
Total distributions	(.69)	(.77)	(.85)	(.48)	(.48)	(.37)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 40.88	$ 39.22	$ 31.35	$ 29.28	$ 31.56	$ 30.13
Total Return B, C	6.09%	28.17%	10.37%	(5.83)%	6.33%	20.44%
Ratios to Average Net Assets E, H
Expenses before reductions	1.07% A	1.09%	.69%	.73%	.89%	1.02%
Expenses net of fee waivers, if any	1.07% A	1.09%	.69%	.73%	.89%	1.02%
Expenses net of all reductions	1.07% A	1.06%	.67%	.67%	.85%	.98%
Net investment income (loss)	2.92% A, G	1.54%	2.52%	1.44%	1.41%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,977,357	$ 1,874,922	$ 1,639,725	$ 2,215,717	$ 5,548,689	$ 6,602,017
Portfolio turnover rate F	31% A	42%	90%	77%	111%	115%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.26 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.58%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.17	$ 31.32	$ 29.29	$ 31.59	$ 30.16	$ 25.45
Income from Investment Operations
Net investment income (loss) D	.61 G	.60	.79	.52	.47	.59
Net realized and unrealized gain (loss)	1.76	8.08	2.18	(2.27)	1.50	4.54
Total from investment operations	2.37	8.68	2.97	(1.75)	1.97	5.13
Distributions from net investment income	(.58)	(.83)	(.92)	(.55)	(.53)	(.42)
Distributions from net realized gain	(.18)	-	(.02)	-	(.01)	-
Total distributions	(.75) J	(.83)	(.94)	(.55)	(.54)	(.42)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 40.79	$ 39.17	$ 31.32	$ 29.29	$ 31.59	$ 30.16
Total Return B, C	6.17%	28.37%	10.59%	(5.67)%	6.55%	20.73%
Ratios to Average Net Assets E, H
Expenses before reductions	.93% A	.93%	.51%	.56%	.69%	.78%
Expenses net of fee waivers, if any	.93% A	.92%	.51%	.55%	.69%	.78%
Expenses net of all reductions	.93% A	.90%	.48%	.50%	.66%	.74%
Net investment income (loss)	3.05% A, G	1.71%	2.70%	1.61%	1.60%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 562,813	$ 562,490	$ 265,484	$ 291,323	$ 368,004	$ 383,048
Portfolio turnover rate F	31% A	42%	90%	77%	111%	115%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.26 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.72%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.75 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.177 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 637,389,273
Gross unrealized depreciation	(76,216,775)
Net unrealized appreciation (depreciation) on securities and other investments	$ 561,172,498

Tax cost	$ 3,162,476,762

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (464,379,963)
2017	(939,719,765)
Total with expiration	(1,404,099,728)
No expiration
Short-term	(23,395,688)
Long-term	(50,388,733)
Total no expiration	(73,784,421)
Total capital loss carryforward	$ (1,477,884,149)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,300,473,960 and $431,745,506, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Overseas as compared to its benchmark index, the MSCI® EAFE® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .82% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Overseas	$ 2,069,412.18
Class K	123,338.05
	$ 2,192,750

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,669 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,596,000.31%		$ 98

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,427 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $688,655, including $36,929 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,810 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $11,802.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Overseas	$ 24,366,946	$ 39,514,173
Class K	7,737,031	7,369,366
Total	$ 32,103,977	$ 46,883,539
From net realized gain
Overseas	$ 8,423,730	$ -
Class K	2,381,659	-
Total	$ 10,805,389	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Overseas
Shares sold	28,355,398	4,856,702	$ 1,123,909,543	$ 167,166,517
Reinvestment of distributions	829,933	1,224,483	32,043,709	38,681,419
Shares redeemed	(4,165,764)	(10,572,300)	(164,662,893)	(364,332,964)
Net increase (decrease)	25,019,567	(4,491,115)	$ 991,290,359	$ (158,485,028)
Class K
Shares sold	1,608,694	8,204,154	$ 63,959,336	$ 286,897,852
Reinvestment of distributions	262,823	233,874	10,118,691	7,369,366
Shares redeemed	(2,435,079)	(2,553,449)	(96,215,018)	(88,224,553)
Net increase (decrease)	(563,562)	5,884,579	$ (22,136,991)	$ 206,042,665

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 19% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 28% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Worldwide Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.36%
Actual		$ 1,000.00	$ 1,037.90	$ 6.87
Hypothetical A		$ 1,000.00	$ 1,018.05	$ 6.81
Class T	1.63%
Actual		$ 1,000.00	$ 1,036.20	$ 8.23
Hypothetical A		$ 1,000.00	$ 1,016.71	$ 8.15
Class B	2.15%
Actual		$ 1,000.00	$ 1,033.60	$ 10.84
Hypothetical A		$ 1,000.00	$ 1,014.13	$ 10.74
Class C	2.08%
Actual		$ 1,000.00	$ 1,034.10	$ 10.49
Hypothetical A		$ 1,000.00	$ 1,014.48	$ 10.39
Worldwide	1.03%
Actual		$ 1,000.00	$ 1,039.40	$ 5.21
Hypothetical A		$ 1,000.00	$ 1,019.69	$ 5.16
Institutional Class	1.06%
Actual		$ 1,000.00	$ 1,039.20	$ 5.36
Hypothetical A		$ 1,000.00	$ 1,019.54	$ 5.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Worldwide Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United States of America*	55.3%
Japan	7.2%
United Kingdom	6.7%
Germany	4.5%
France	3.9%
Switzerland	3.8%
Ireland	2.6%
Sweden	2.3%
Netherlands	1.9%
Other	11.8%

* Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
United States of America*	52.6%
Japan	8.4%
United Kingdom	7.2%
France	4.9%
Germany	4.0%
Ireland	3.3%
Switzerland	3.1%
Sweden	1.9%
Spain	1.7%
Other	12.9%

* Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	94.4	97.2
Bonds	0.0	0.1
Other Investments	0.1	0.0
Short-Term Investments and Net Other Assets (Liabilities)	5.5	2.7
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
McGraw Hill Financial, Inc. (United States of America, Diversified Financial Services)	3.1	2.2
Cabot Oil & Gas Corp. (United States of America, Oil, Gas & Consumable Fuels)	3.0	2.3
Cummins, Inc. (United States of America, Machinery)	2.8	1.9
Adobe Systems, Inc. (United States of America, Software)	2.3	1.0
Google, Inc. Class A (United States of America, Internet Software & Services)	2.2	2.0
Ameriprise Financial, Inc. (United States of America, Capital Markets)	1.8	1.2
American Airlines Group, Inc. (United States of America, Airlines)	1.8	0.0
TJX Companies, Inc. (United States of America, Specialty Retail)	1.6	0.9
Thermo Fisher Scientific, Inc. (United States of America, Life Sciences Tools & Services)	1.6	0.0
Range Resources Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.6	0.0
	21.8
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.1	19.6
Industrials	14.7	12.2
Information Technology	14.3	15.6
Health Care	12.9	14.1
Consumer Discretionary	12.7	12.6
Energy	9.3	8.9
Consumer Staples	6.5	6.3
Materials	3.1	5.4
Telecommunication Services	2.5	2.0
Utilities	1.4	0.2

Semiannual Report

Fidelity Worldwide Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
Australia - 1.1%
Ansell Ltd.	174,223	$ 2,927,924
Australia & New Zealand Banking Group Ltd.	392,333	12,563,535
Ramsay Health Care Ltd.	80,656	3,357,588
TOTAL AUSTRALIA		18,849,047
Austria - 0.1%
Andritz AG	28,200	1,750,179
Bailiwick of Jersey - 0.8%
Experian PLC	166,400	3,191,589
Shire PLC	31,241	1,786,735
Wolseley PLC	87,992	5,082,432
WPP PLC	140,700	3,033,718
TOTAL BAILIWICK OF JERSEY		13,094,474
Belgium - 1.1%
Anheuser-Busch InBev SA NV (d)	71,611	7,805,305
Arseus NV	14,800	839,791
KBC Groupe SA	155,759	9,488,611
TOTAL BELGIUM		18,133,707
Bermuda - 0.1%
Nabors Industries Ltd.	13,000	331,760
PAX Global Technology Ltd. (a)	3,590,000	1,870,720
TOTAL BERMUDA		2,202,480
Canada - 0.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	86,100	2,426,558
Constellation Software, Inc.	16,700	3,698,668
First Quantum Minerals Ltd.	105,700	2,105,224
Imperial Oil Ltd.	5,400	263,681
Suncor Energy, Inc.	123,400	4,760,141
TransForce, Inc.	90,200	1,969,332
TOTAL CANADA		15,223,604
Cayman Islands - 0.5%
Cimc Enric Holdings Ltd.	788,000	1,140,387
ENN Energy Holdings Ltd.	198,000	1,384,196
Greatview Aseptic Pack Co. Ltd.	1,799,000	1,097,553
iKang Healthcare Group, Inc. sponsored ADR	5,100	70,023
Sands China Ltd.	277,200	2,023,684
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	53,700	1,825,800
TOTAL CAYMAN ISLANDS		7,541,643
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	31,822	34,655
Denmark - 0.9%
ISS Holdings A/S (a)	45,600	1,587,524
Novo Nordisk A/S Series B	181,380	8,232,116

	Shares	Value
Pandora A/S	34,300	$ 2,307,281
Vestas Wind Systems A/S (a)	81,200	3,604,193
TOTAL DENMARK		15,731,114
Finland - 0.4%
Raisio Group PLC (V Shares)	139,000	908,284
Sampo Oyj (A Shares)	107,000	5,312,898
TOTAL FINLAND		6,221,182
France - 3.9%
Arkema SA	29,430	3,281,484
Atos Origin SA	32,799	2,831,695
AXA SA	327,500	8,530,555
BNP Paribas SA	97,830	7,344,050
Bureau Veritas SA	86,700	2,646,231
Havas SA	390,700	3,105,876
Iliad SA	12,793	3,452,058
Lafarge SA (Bearer)	37,800	3,453,295
Rexel SA	224,300	5,663,523
Schneider Electric SA	84,600	7,928,331
SR Teleperformance SA	24,500	1,403,450
Total SA (a)	209,200	14,967,050
TOTAL FRANCE		64,607,598
Germany - 3.9%
Aareal Bank AG	63,891	2,896,285
adidas AG	39,500	4,215,789
BASF AG	77,939	9,021,175
Bayer AG (d)	96,600	13,401,801
Brenntag AG	29,700	5,370,980
Continental AG	16,200	3,794,916
Drillisch AG	127,100	4,732,756
GEA Group AG	91,867	4,109,680
HeidelbergCement Finance AG	31,000	2,688,851
KION Group AG	95,589	4,518,207
LEG Immobilien AG	19,100	1,274,042
Siemens AG	73,564	9,704,590
TOTAL GERMANY		65,729,072
Greece - 0.1%
Folli Follie SA (a)	59,300	2,056,746
Hong Kong - 0.8%
AIA Group Ltd.	1,344,000	6,518,087
Techtronic Industries Co. Ltd.	2,334,000	7,435,853
TOTAL HONG KONG		13,953,940
India - 0.6%
Bharti Infratel Ltd. (a)	343,664	1,228,735
Housing Development Finance Corp. Ltd.	378,171	5,630,086
Lupin Ltd.	124,317	2,121,281
United Spirits Ltd.	16,241	745,473
TOTAL INDIA		9,725,575
Common Stocks - continued
	Shares	Value
Ireland - 2.5%
Actavis PLC (a)	80,000	$ 16,346,400
Alkermes PLC (a)	84,000	3,885,840
Bank of Ireland (a)	3,692,100	1,444,862
Greencore Group PLC	2,008,941	8,856,240
James Hardie Industries PLC CDI	365,087	4,653,355
Kerry Group PLC Class A	68,900	5,438,981
Trinity Biotech PLC sponsored ADR	15,000	367,650
TOTAL IRELAND		40,993,328
Italy - 0.6%
De Longhi SpA	149,600	3,246,044
UniCredit SpA	560,300	5,006,019
World Duty Free SpA (a)	159,397	2,135,101
TOTAL ITALY		10,387,164
Japan - 7.2%
ABC-MART, Inc.	21,800	977,679
ACOM Co. Ltd. (a)(d)	640,600	2,180,553
Aozora Bank Ltd.	983,000	2,922,991
Astellas Pharma, Inc.	610,500	6,789,637
Coca-Cola Central Japan Co. Ltd.	98,800	2,220,789
Daikin Industries Ltd.	67,300	3,884,553
Don Quijote Holdings Co. Ltd.	87,100	4,583,538
Harmonic Drive Systems, Inc.	64,400	1,823,622
Hitachi Ltd.	409,000	2,908,427
Hoya Corp.	131,600	3,879,712
Iida Group Holdings Co. Ltd. (a)	61,690	917,189
Japan Exchange Group, Inc.	159,500	3,148,344
Japan Tobacco, Inc.	238,400	7,825,797
Kakaku.com, Inc.	123,200	1,753,372
KDDI Corp.	87,900	4,678,944
Keyence Corp.	18,460	7,111,528
NEC Corp.	1,438,000	4,036,837
Olympus Corp. (a)	95,600	2,917,514
OMRON Corp.	128,500	4,537,438
ORIX Corp.	554,600	8,012,366
Park24 Co. Ltd.	83,900	1,531,348
Rakuten, Inc.	359,600	4,649,985
Santen Pharmaceutical Co. Ltd.	71,900	3,206,964
Seven & i Holdings Co., Ltd.	171,200	6,750,205
Seven Bank Ltd.	1,114,500	4,218,824
Ship Healthcare Holdings, Inc.	67,000	2,280,628
SoftBank Corp.	129,700	9,629,021
Toshiba Plant Systems & Services Corp.	155,300	2,283,131
Toyota Motor Corp.	139,500	7,536,928
Tsuruha Holdings, Inc.	12,900	1,297,129
TOTAL JAPAN		120,494,993
Kenya - 0.2%
Safaricom Ltd.	18,905,500	2,846,363

	Shares	Value
Korea (South) - 0.5%
Hyundai Motor Co.	12,766	$ 2,842,108
Naver Corp.	6,963	4,974,055
TOTAL KOREA (SOUTH)		7,816,163
Luxembourg - 0.2%
Altice S.A.	48,300	2,760,101
Netherlands - 1.9%
AEGON NV	292,700	2,683,011
AerCap Holdings NV (a)	342,200	14,280,006
Airbus Group NV	24,000	1,647,839
Koninklijke KPN NV (a)	780,491	2,772,985
Koninklijke Philips Electronics NV	214,500	6,866,830
Royal DSM NV	48,000	3,441,516
TOTAL NETHERLANDS		31,692,187
New Zealand - 0.2%
EBOS Group Ltd.	34,324	278,217
Ryman Healthcare Group Ltd.	459,616	3,428,227
TOTAL NEW ZEALAND		3,706,444
Philippines - 0.1%
Alliance Global Group, Inc.	1,671,800	1,168,291
Portugal - 0.1%
CTT Correios de Portugal SA	37,774	415,525
Espirito Santo Saude SGPS SA	163,137	787,622
TOTAL PORTUGAL		1,203,147
Singapore - 0.2%
Ezion Holdings Ltd.	792,000	1,434,027
Global Logistic Properties Ltd.	1,015,000	2,307,370
TOTAL SINGAPORE		3,741,397
South Africa - 0.3%
Distell Group Ltd.	126,410	1,501,949
Naspers Ltd. Class N	41,100	3,875,405
TOTAL SOUTH AFRICA		5,377,354
Spain - 1.3%
Amadeus IT Holding SA Class A	91,200	3,790,096
Atresmedia Corporacion de Medios de Comunicacion SA	93,500	1,339,979
Banco Bilbao Vizcaya Argentaria SA	378,631	4,663,880
Criteria CaixaCorp SA	495,883	3,020,159
Grifols SA ADR	112,842	4,631,036
Inditex SA	28,781	4,318,356
TOTAL SPAIN		21,763,506
Sweden - 2.3%
ASSA ABLOY AB (B Shares)	132,400	7,008,717
Eniro AB (a)	303,500	2,408,508
H&M Hennes & Mauritz AB (B Shares)	66,882	2,723,748
HEXPOL AB (B Shares)	17,500	1,652,518
Intrum Justitia AB	115,000	3,326,797
Common Stocks - continued
	Shares	Value
Sweden - continued
Investment AB Kinnevik (B Shares)	25,600	$ 899,634
Nordea Bank AB	591,800	8,550,892
Svenska Cellulosa AB (SCA) (B Shares)	284,400	7,964,880
Svenska Handelsbanken AB (A Shares)	87,700	4,401,050
TOTAL SWEDEN		38,936,744
Switzerland - 3.8%
Compagnie Financiere Richemont SA Series A	14,680	1,489,517
Lonza Group AG	47,211	4,932,453
Partners Group Holding AG	13,818	3,780,678
Roche Holding AG (participation certificate)	56,372	16,536,517
Schindler Holding AG (participation certificate)	11,367	1,759,102
Syngenta AG (Switzerland)	11,110	4,399,467
TE Connectivity Ltd.	380,000	22,412,400
UBS AG	371,406	7,767,540
TOTAL SWITZERLAND		63,077,674
Taiwan - 0.7%
ECLAT Textile Co. Ltd.	149,940	1,640,291
MediaTek, Inc.	289,000	4,521,987
Merida Industry Co. Ltd.	295,000	1,975,435
Taiwan Semiconductor Manufacturing Co. Ltd.	801,000	3,150,806
TOTAL TAIWAN		11,288,519
United Kingdom - 6.7%
Aberdeen Asset Management PLC	355,842	2,624,310
Alabama Noor Hospitals Group PLC	169,000	2,847,689
Associated British Foods PLC	48,600	2,437,891
Barclays PLC	1,024,038	4,372,693
BG Group PLC	261,200	5,283,301
BHP Billiton PLC	154,101	5,002,794
British American Tobacco PLC (United Kingdom)	67,200	3,880,463
Bunzl PLC	72,900	2,069,048
Diageo PLC	264,983	8,119,031
Exova Group Ltd. PLC (a)	534,277	1,986,816
Hikma Pharmaceuticals PLC	241,212	6,320,712
Hilton Food Group PLC	350,100	3,153,566
HSBC Holdings PLC (United Kingdom)	425,450	4,347,088
ITV PLC	907,700	2,789,260
Jazztel PLC (a)	284,917	4,371,792
Legal & General Group PLC	591,242	2,114,300
Liberty Global PLC:
Class A (a)	41,200	1,640,584
Class C	41,200	1,583,316
London Stock Exchange Group PLC	168,200	5,145,879
Meggitt PLC	419,676	3,377,805
Melrose PLC	445,600	2,147,962
Next PLC	57,000	6,274,770
Ocado Group PLC (a)	51,000	289,324

	Shares	Value
Persimmon PLC	129,000	$ 2,857,583
Poundland Group PLC (a)	248,394	1,457,375
Reckitt Benckiser Group PLC	48,500	3,910,123
Rolls-Royce Group PLC	271,600	4,814,979
Rotork PLC	44,510	1,947,154
St. James's Place Capital PLC	362,000	4,706,246
Sthree PLC	344,400	2,357,922
Taylor Wimpey PLC	761,900	1,351,998
The Restaurant Group PLC	123,700	1,303,256
Ultra Electronics Holdings PLC	36,900	1,056,641
Vodafone Group PLC	741,209	2,814,083
TOTAL UNITED KINGDOM		110,757,754
United States of America - 48.8%
Adobe Systems, Inc. (a)	629,200	38,815,348
Alexion Pharmaceuticals, Inc. (a)	14,800	2,341,360
American Airlines Group, Inc.	843,000	29,564,010
American Electric Power Co., Inc.	13,000	699,530
American Express Co.	72,000	6,294,960
Ameriprise Financial, Inc.	270,400	30,184,752
Anadarko Petroleum Corp.	59,000	5,842,180
ANSYS, Inc. (a)	50,000	3,815,500
AutoZone, Inc. (a)	25,500	13,614,195
Baker Hughes, Inc.	39,000	2,726,100
Biogen Idec, Inc. (a)	31,000	8,900,720
Boston Scientific Corp. (a)	470,200	5,929,222
Cabot Oil & Gas Corp.	1,282,000	50,356,960
Caterpillar, Inc.	38,000	4,005,200
CBS Corp. Class B	26,000	1,501,760
Charles Schwab Corp.	175,000	4,646,250
Church & Dwight Co., Inc.	31,000	2,139,310
Comcast Corp. Class A	452,000	23,395,520
Computer Sciences Corp.	45,000	2,663,100
CONSOL Energy, Inc.	13,000	578,630
Continental Resources, Inc. (a)	5,000	692,600
Cummins, Inc.	304,700	45,963,995
CVS Caremark Corp.	144,000	10,471,680
Devon Energy Corp.	13,000	910,000
Dynegy, Inc. (a)	23,100	657,195
Endocyte, Inc. (a)	24,700	447,317
Estee Lauder Companies, Inc. Class A	144,000	10,450,080
Facebook, Inc. Class A (a)	131,000	7,831,180
Fidelity National Information Services, Inc.	267,000	14,265,810
Freeport-McMoRan Copper & Gold, Inc.	276,000	9,486,120
Google, Inc.:
Class A (a)	67,800	36,264,864
Class C (a)	5,600	2,949,296
Halliburton Co.	294,000	18,542,580
Illumina, Inc. (a)	168,100	22,836,385
inContact, Inc. (a)	167,000	1,377,750
Intercept Pharmaceuticals, Inc. (a)	35,300	9,323,436
InterMune, Inc. (a)	50,000	1,604,000
Common Stocks - continued
	Shares	Value
United States of America - continued
Isis Pharmaceuticals, Inc. (a)	10,900	$ 290,049
Johnson & Johnson	179,000	18,130,910
Kate Spade & Co. (a)	30,800	1,070,916
Las Vegas Sands Corp.	130,900	10,358,117
Lumber Liquidators Holdings, Inc. (a)	13,000	1,133,080
Marriott International, Inc. Class A	238,000	13,787,340
MasterCard, Inc. Class A	166,600	12,253,430
McGraw Hill Financial, Inc.	693,400	51,263,063
Moody's Corp.	104,000	8,164,000
Morgan Stanley	139,000	4,299,270
MPLX LP	1,200	64,956
Neurocrine Biosciences, Inc. (a)	41,600	583,232
NextEra Energy, Inc.	28,000	2,795,800
Noble Energy, Inc.	156,000	11,197,680
Norfolk Southern Corp.	199,900	18,896,547
Oceaneering International, Inc.	76,000	5,569,280
Oracle Corp.	358,000	14,635,040
Phillips 66 Partners LP	7,100	380,702
Pioneer Natural Resources Co.	27,900	5,392,233
Prestige Brands Holdings, Inc. (a)	116,505	3,905,248
priceline.com, Inc. (a)	2,700	3,125,925
QUALCOMM, Inc.	67,000	5,273,570
Range Resources Corp.	285,000	25,778,250
Rex Energy Corp. (a)	25,000	526,500
salesforce.com, Inc. (a)	147,300	7,608,045
Sempra Energy	190,000	18,735,900
Spectra Energy Corp.	13,000	516,230
Spirit Airlines, Inc. (a)	81,900	4,655,196
The Coca-Cola Co.	228,000	9,300,120
The Cooper Companies, Inc.	23,800	3,139,458
The Walt Disney Co.	120,000	9,520,800
Thermo Fisher Scientific, Inc.	231,000	26,334,000
TJX Companies, Inc.	454,900	26,466,082
Union Pacific Corp.	108,400	20,642,612
Visa, Inc. Class A	16,400	3,322,804
Web.com Group, Inc. (a)	77,100	2,367,741
Wells Fargo & Co.	273,000	13,551,720
Workday, Inc. Class A (a)	13,100	957,217
Zebra Technologies Corp. Class A (a)	194,799	13,526,843
TOTAL UNITED STATES OF AMERICA		811,608,801
TOTAL COMMON STOCKS (Cost $1,318,229,538)		1,544,474,946
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.6%
Volkswagen AG	39,200	10,555,958

	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	36,394,400	$ 61,448
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,520,304)		10,617,406
Government Obligations - 0.1%
		Principal Amount (h)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 5/8/14 to 5/29/14 (g) (Cost $994,973)		$ 995,000	994,988
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $1,935,053)	EUR	1,260,000	1,947,054
Money Market Funds - 6.3%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	80,440,386	80,440,386
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	24,095,602	24,095,602
TOTAL MONEY MARKET FUNDS (Cost $104,535,988)		104,535,988
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,433,215,856)		1,662,570,382
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,127,076
NET ASSETS - 100%		$ 1,663,697,458
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
242 CME Nikkei 225 Index Contracts	June 2014	$ 17,309,050	$ (1,236,567)

The face value of futures purchased as a percentage of net assets is 1.0%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,947,054 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $994,988.
(h) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,626
Fidelity Securities Lending Cash Central Fund	120,100
Total	$ 149,726
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 211,470,934	$ 200,900,288	$ 10,570,646	$ -
Consumer Staples	107,603,854	87,799,055	19,804,799	-
Energy	156,114,841	141,147,791	14,967,050	-
Financials	266,315,508	241,036,434	25,279,074	-
Health Care	213,885,502	185,208,853	28,676,649	-
Industrials	249,213,724	232,642,304	16,571,420	-
Information Technology	238,027,529	234,876,723	3,150,806	-
Materials	50,283,352	40,881,091	9,402,261	-
Telecommunication Services	37,904,487	32,317,419	5,587,068	-
Utilities	24,272,621	24,272,621	-	-
Government Obligations	994,988	-	994,988	-
Preferred Securities	1,947,054	-	1,947,054	-
Money Market Funds	104,535,988	104,535,988	-	-
Total Investments in Securities:	$ 1,662,570,382	$ 1,525,618,567	$ 136,951,815	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,236,567)	$ (1,236,567)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 19,023,104
Level 2 to Level 1	$ 92,862,143
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,236,567)
Total Value of Derivatives	$ -	$ (1,236,567)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,555,351) - See accompanying schedule: Unaffiliated issuers (cost $1,328,679,868)	$ 1,558,034,394
Fidelity Central Funds (cost $104,535,988)	104,535,988
Total Investments (cost $1,433,215,856)		$ 1,662,570,382
Foreign currency held at value (cost $52)		52
Receivable for investments sold		68,415,908
Receivable for fund shares sold		1,484,763
Dividends receivable		3,212,936
Interest receivable		191
Distributions receivable from Fidelity Central Funds		39,519
Prepaid expenses		1,261
Other receivables		253,850
Total assets		1,735,978,862

Liabilities
Payable for investments purchased	$ 45,159,562
Payable for fund shares redeemed	1,447,317
Accrued management fee	952,662
Distribution and service plan fees payable	25,026
Payable for daily variation margin for derivative instruments	199,650
Other affiliated payables	316,712
Other payables and accrued expenses	84,873
Collateral on securities loaned, at value	24,095,602
Total liabilities		72,281,404

Net Assets		$ 1,663,697,458
Net Assets consist of:
Paid in capital		$ 1,310,015,718
Undistributed net investment income		1,479,915
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		124,153,105
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		228,048,720
Net Assets		$ 1,663,697,458

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,512,784 ÷ 1,476,268 shares)	$ 24.06

Maximum offering price per share (100/94.25 of $24.06)	$ 25.53
Class T: Net Asset Value and redemption price per share ($11,898,138 ÷ 497,174 shares)	$ 23.93

Maximum offering price per share (100/96.50 of $23.93)	$ 24.80
Class B: Net Asset Value and offering price per share ($677,897 ÷ 28,579 shares)A	$ 23.72

Class C: Net Asset Value and offering price per share ($14,391,470 ÷ 609,110 shares)A	$ 23.63

Worldwide: Net Asset Value, offering price and redemption price per share ($1,578,956,008 ÷ 65,013,550 shares)	$ 24.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($22,261,161 ÷ 920,566 shares)	$ 24.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 10,543,027
Interest		1,137
Income from Fidelity Central Funds		149,726
Income before foreign taxes withheld		10,693,890
Less foreign taxes withheld		(616,440)
Total income		10,077,450

Expenses
Management fee Basic fee	$ 5,741,879
Performance adjustment	631,678
Transfer agent fees	1,566,180
Distribution and service plan fees	139,482
Accounting and security lending fees	309,170
Custodian fees and expenses	90,515
Independent trustees' compensation	3,242
Registration fees	92,358
Audit	33,965
Legal	3,748
Miscellaneous	5,683
Total expenses before reductions	8,617,900
Expense reductions	(17,167)	8,600,733
Net investment income (loss)		1,476,717
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	132,730,021
Foreign currency transactions	(120,144)
Futures contracts	372,794
Total net realized gain (loss)		132,982,671
Change in net unrealized appreciation (depreciation) on: Investment securities	(74,165,213)
Assets and liabilities in foreign currencies	8,373
Futures contracts	(1,484,599)
Total change in net unrealized appreciation (depreciation)		(75,641,439)
Net gain (loss)		57,341,232
Net increase (decrease) in net assets resulting from operations		$ 58,817,949

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,476,717	$ 5,393,168
Net realized gain (loss)	132,982,671	127,458,993
Change in net unrealized appreciation (depreciation)	(75,641,439)	200,895,469
Net increase (decrease) in net assets resulting from operations	58,817,949	333,747,630
Distributions to shareholders from net investment income	(5,150,884)	(8,778,977)
Distributions to shareholders from net realized gain	(120,193,598)	(4,461,887)
Total distributions	(125,344,482)	(13,240,864)
Share transactions - net increase (decrease)	205,178,991	92,658,787
Redemption fees	19,886	24,982
Total increase (decrease) in net assets	138,672,344	413,190,535

Net Assets
Beginning of period	1,525,025,114	1,111,834,579
End of period (including undistributed net investment income of $1,479,915 and undistributed net investment income of $5,154,082, respectively)	$ 1,663,697,458	$ 1,525,025,114

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.18	$ 19.69	$ 17.89	$ 17.50	$ 14.96	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.02)	.02	.10	.05	.03	(.01)
Net realized and unrealized gain (loss)	.92	5.66	1.72	.47	2.63	4.09
Total from investment operations	.90	5.68	1.82	.52	2.66	4.08
Distributions from net investment income	(.04)	(.11)	(.02)	(.08)	(.10)	-
Distributions from net realized gain	(1.98)	(.08)	-	(.05)	(.02)	-
Total distributions	(2.02)	(.19)	(.02)	(.13)	(.12)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.06	$ 25.18	$ 19.69	$ 17.89	$ 17.50	$ 14.96
Total Return B, C, D	3.79%	29.10%	10.20%	2.94%	17.85%	37.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	1.45%	1.43%	1.41%	1.43%	1.52% A
Expenses net of fee waivers, if any	1.36% A	1.45%	1.43%	1.40%	1.43%	1.52% A
Expenses net of all reductions	1.36% A	1.42%	1.41%	1.38%	1.41%	1.49% A
Net investment income (loss)	(.13)% A	.09%	.52%	.28%	.21%	(.06)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,513	$ 28,661	$ 18,723	$ 13,153	$ 7,530	$ 993
Portfolio turnover rate G	175% A	161%	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.05	$ 19.61	$ 17.83	$ 17.46	$ 14.94	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.05)	(.04)	.05	.01	(.01)	(.01)
Net realized and unrealized gain (loss)	.91	5.63	1.73	.45	2.62	4.07
Total from investment operations	.86	5.59	1.78	.46	2.61	4.06
Distributions from net investment income	-	(.07)	-	(.04)	(.08)	-
Distributions from net realized gain	(1.98)	(.08)	-	(.05)	(.02)	-
Total distributions	(1.98)	(.15)	-	(.09)	(.09) K	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 23.93	$ 25.05	$ 19.61	$ 17.83	$ 17.46	$ 14.94
Total Return B, C, D	3.62%	28.73%	9.98%	2.61%	17.53%	37.32%
Ratios to Average Net Assets F, I
Expenses before reductions	1.63% A	1.71%	1.68%	1.66%	1.70%	1.73% A
Expenses net of fee waivers, if any	1.63% A	1.70%	1.68%	1.65%	1.70%	1.73% A
Expenses net of all reductions	1.63% A	1.68%	1.66%	1.63%	1.68%	1.70% A
Net investment income (loss)	(.40)% A	(.16)%	.26%	.03%	(.05)%	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,898	$ 9,822	$ 5,550	$ 2,187	$ 1,120	$ 458
Portfolio turnover rate G	175% A	161%	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.09 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 24.82	$ 19.44	$ 17.77	$ 17.39	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.11)	(.14)	(.04)	(.09)	(.09)	(.03)
Net realized and unrealized gain (loss)	.90	5.59	1.71	.47	2.61	4.04
Total from investment operations	.79	5.45	1.67	.38	2.52	4.01
Distributions from net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	(1.89)	(.07)	-	-	(.01)	-
Total distributions	(1.89)	(.07)	-	-	(.02)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 23.72	$ 24.82	$ 19.44	$ 17.77	$ 17.39	$ 14.89
Total Return B, C, D	3.36%	28.13%	9.40%	2.19%	16.92%	36.86%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15% A	2.19%	2.18%	2.16%	2.19%	2.20% A
Expenses net of fee waivers, if any	2.15% A	2.19%	2.18%	2.16%	2.19%	2.20% A
Expenses net of all reductions	2.15% A	2.17%	2.16%	2.13%	2.17%	2.17% A
Net investment income (loss)	(.92)% A	(.65)%	(.23)%	(.47)%	(.55)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 678	$ 710	$ 304	$ 256	$ 305	$ 224
Portfolio turnover rate G	175% A	161%	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 24.78	$ 19.41	$ 17.74	$ 17.36	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.10)	(.14)	(.04)	(.09)	(.09)	(.04)
Net realized and unrealized gain (loss)	.90	5.58	1.71	.47	2.61	4.05
Total from investment operations	.80	5.44	1.67	.38	2.52	4.01
Distributions from net investment income	-	-	-	-	(.03)	-
Distributions from net realized gain	(1.95)	(.07)	-	-	(.02)	-
Total distributions	(1.95)	(.07)	-	-	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 23.63	$ 24.78	$ 19.41	$ 17.74	$ 17.36	$ 14.89
Total Return B, C, D	3.41%	28.12%	9.41%	2.19%	16.94%	36.86%
Ratios to Average Net Assets F, I
Expenses before reductions	2.08% A	2.15%	2.18%	2.16%	2.19%	2.18% A
Expenses net of fee waivers, if any	2.08% A	2.14%	2.18%	2.15%	2.19%	2.18% A
Expenses net of all reductions	2.08% A	2.12%	2.16%	2.13%	2.16%	2.15% A
Net investment income (loss)	(.85)% A	(.60)%	(.23)%	(.47)%	(.54)%	(.39)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,391	$ 10,778	$ 1,726	$ 1,297	$ 710	$ 335
Portfolio turnover rate G	175% A	161%	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Worldwide

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.41	$ 19.85	$ 18.02	$ 17.58	$ 14.98	$ 13.40
Income from Investment Operations
Net investment income (loss) D	.02	.10	.16	.11	.08	.12
Net realized and unrealized gain (loss)	.93	5.70	1.74	.48	2.63	1.63
Total from investment operations	.95	5.80	1.90	.59	2.71	1.75
Distributions from net investment income	(.09)	(.16)	(.07)	(.10)	(.10)	(.17)
Distributions from net realized gain	(1.98)	(.08)	-	(.05)	(.02)	-
Total distributions	(2.07)	(.24)	(.07)	(.15)	(.11) I	(.17)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 24.29	$ 25.41	$ 19.85	$ 18.02	$ 17.58	$ 14.98
Total Return B, C	3.94%	29.54%	10.56%	3.32%	18.18%	13.39%
Ratios to Average Net Assets E, G
Expenses before reductions	1.03% A	1.11%	1.11%	1.08%	1.15%	1.27%
Expenses net of fee waivers, if any	1.03% A	1.11%	1.11%	1.08%	1.15%	1.27%
Expenses net of all reductions	1.03% A	1.08%	1.09%	1.05%	1.12%	1.24%
Net investment income (loss)	.20% A	.43%	.84%	.60%	.50%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,578,956	$ 1,464,415	$ 1,081,240	$ 1,114,694	$ 1,087,928	$ 991,996
Portfolio turnover rate F	175% A	161%	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.11 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.015 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 25.31	$ 19.78	$ 17.98	$ 17.57	$ 15.00	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.02	.08	.14	.10	.07	.06
Net realized and unrealized gain (loss)	.92	5.68	1.74	.47	2.63	4.06
Total from investment operations	.94	5.76	1.88	.57	2.70	4.12
Distributions from net investment income	(.09)	(.15)	(.08)	(.11)	(.11)	-
Distributions from net realized gain	(1.98)	(.08)	-	(.05)	(.02)	-
Total distributions	(2.07)	(.23)	(.08)	(.16)	(.13)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 24.18	$ 25.31	$ 19.78	$ 17.98	$ 17.57	$ 15.00
Total Return B, C	3.92%	29.44%	10.49%	3.23%	18.08%	37.87%
Ratios to Average Net Assets E, H
Expenses before reductions	1.06% A	1.17%	1.18%	1.13%	1.21%	1.17% A
Expenses net of fee waivers, if any	1.06% A	1.17%	1.18%	1.13%	1.21%	1.17% A
Expenses net of all reductions	1.05% A	1.14%	1.16%	1.10%	1.19%	1.15% A
Net investment income (loss)	.18% A	.37%	.77%	.56%	.44%	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,261	$ 10,639	$ 4,291	$ 3,086	$ 335	$ 290
Portfolio turnover rate F	175% A	161%	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Worldwide and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 241,646,852
Gross unrealized depreciation	(20,016,802)
Net unrealized appreciation (depreciation) on securities and other investments	$ 221,630,050

Tax cost	$ 1,440,940,332

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $372,794 and a change in net unrealized appreciation (depreciation) of $(1,484,599) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,398,864,150 and $1,377,954,655, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Worldwide as compared to its benchmark index, the MSCI® World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 43,846	$ 1,502
Class T	.25%	.25%	28,078	252
Class B	.75%	.25%	3,541	2,670
Class C	.75%	.25%	64,017	15,319
			$ 139,482	$ 19,743

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,182
Class T	2,359
Class B*	253
Class C*	493
$ 9,287

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 47,369.27
Class T	16,243.29
Class B	1,080.31
Class C	15,330.24
Worldwide	1,468,573.19
Institutional Class	17,585.21
	$ 1,566,180

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $27,574 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,492 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $120,100, including $224 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10,033 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $36.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $7,098.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 57,793	$ 102,433
Class T	-	21,836
Class B	-	-
Class C	-	-
Worldwide	5,057,505	8,622,428
Institutional Class	35,586	32,280
Total	$ 5,150,884	$ 8,778,977
From net realized gain
Class A	$ 2,599,391	$ 75,180
Class T	810,701	23,606
Class B	53,916	1,126
Class C	885,815	6,545
Worldwide	115,043,498	4,338,328
Institutional Class	800,277	17,102
Total	$ 120,193,598	$ 4,461,887

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	529,342	491,761	$ 13,076,625	$ 11,054,215
Reinvestment of distributions	85,788	6,945	2,012,595	138,266
Shares redeemed	(276,992)	(311,295)	(6,726,916)	(6,852,432)
Net increase (decrease)	338,138	187,411	$ 8,362,304	$ 4,340,049
Class T
Shares sold	107,730	169,111	$ 2,635,638	$ 3,777,852
Reinvestment of distributions	34,507	2,272	806,094	45,089
Shares redeemed	(37,158)	(62,341)	(899,613)	(1,376,268)
Net increase (decrease)	105,079	109,042	$ 2,542,119	$ 2,446,673
Class B
Shares sold	1,492	20,337	$ 35,790	$ 444,905
Reinvestment of distributions	2,096	53	48,630	1,043
Shares redeemed	(3,610)	(7,424)	(87,302)	(167,624)
Net increase (decrease)	(22)	12,966	$ (2,882)	$ 278,324
Class C
Shares sold	171,404	396,584	$ 4,118,580	$ 8,655,233
Reinvestment of distributions	37,262	325	860,745	6,404
Shares redeemed	(34,478)	(50,941)	(820,094)	(1,138,699)
Net increase (decrease)	174,188	345,968	$ 4,159,231	$ 7,522,938
Worldwide
Shares sold	7,738,800	11,150,143	$ 191,914,263	$ 252,015,125
Reinvestment of distributions	4,935,499	628,809	116,724,543	12,588,791
Shares redeemed	(5,296,247)	(8,612,327)	(130,587,528)	(191,232,967)
Net increase (decrease)	7,378,052	3,166,625	$ 178,051,278	$ 73,370,949
Institutional Class
Shares sold	652,128	275,603	$ 15,896,134	$ 6,347,280
Reinvestment of distributions	32,218	2,425	758,744	48,393
Shares redeemed	(184,087)	(74,630)	(4,587,937)	(1,695,819)
Net increase (decrease)	500,259	203,398	$ 12,066,941	$ 4,699,854

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited
FIL Investment Advisors
FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

Fidelity Diversified International Fund, Fidelity Overseas Fund, and Fidelity Worldwide Fund

The Northern Trust Company
Chicago, IL

Fidelity International Capital Appreciation Fund

Corporate Headquarters

245 Summer Street
Boston, MA 02210
www.fidelity.com

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

IBD-USAN-0614
1.784910.111

Fidelity®

Emerging Europe,
Middle East, Africa (EMEA)

Fund

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.65%
Actual		$ 1,000.00	$ 967.40	$ 8.05
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class T	1.90%
Actual		$ 1,000.00	$ 966.50	$ 9.26
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class B	2.40%
Actual		$ 1,000.00	$ 963.00	$ 11.68
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Class C	2.40%
Actual		$ 1,000.00	$ 963.00	$ 11.68
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Emerging Europe, Middle East, Africa (EMEA)	1.40%
Actual		$ 1,000.00	$ 967.90	$ 6.83
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Institutional Class	1.32%
Actual		$ 1,000.00	$ 969.10	$ 6.44
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
South Africa 39.1%
Russia 21.1%
Poland 6.6%
United Arab Emirates 5.2%
United Kingdom 4.4%
Qatar 2.5%
United States of America* 2.3%
Czech Republic 2.3%
Turkey 2.3%
Other 14.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
South Africa 36.6%
Russia 31.9%
Poland 5.6%
United Arab Emirates 4.5%
Turkey 3.7%
Czech Republic 2.8%
United Kingdom 2.6%
Kenya 2.1%
Qatar 1.8%
Other* 8.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.7	99.1
Short-Term Investments and Net Other Assets (Liabilities)	2.3	0.9
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	6.2	5.7
Gazprom OAO (Russia, Oil, Gas & Consumable Fuels)	5.1	5.4
Naspers Ltd. Class N (South Africa, Media)	4.4	4.3
LUKOIL Oil Co. (Russia, Oil, Gas & Consumable Fuels)	4.3	6.7
Sberbank (Savings Bank of the Russian Federation) (Russia, Banks)	3.6	7.1
Sasol Ltd. (South Africa, Oil, Gas & Consumable Fuels)	3.4	2.7
Bank Polska Kasa Opieki SA (Poland, Banks)	3.1	2.7
Standard Bank Group Ltd. (South Africa, Banks)	2.5	2.3
AngloGold Ashanti Ltd. (South Africa, Metals & Mining)	2.2	1.4
FirstRand Ltd. (South Africa, Diversified Financial Services)	2.2	2.1
	37.0
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	36.7	34.2
Energy	18.7	23.2
Telecommunication Services	10.8	11.7
Consumer Discretionary	9.6	7.1
Consumer Staples	8.4	10.0
Materials	8.1	6.8
Health Care	2.6	2.2
Industrials	2.5	2.7
Information Technology	0.3	0.4
Utilities	0.0	0.8

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
Austria - 0.2%
CA Immobilien Anlagen AG	14,000	$ 266,676
Bangladesh - 1.3%
Grameenphone Ltd.	249,200	863,529
Olympic Industries Ltd.	115,000	356,115
Prime Bank Ltd.	1,468,750	425,862
TOTAL BANGLADESH		1,645,506
Bermuda - 0.1%
Aquarius Platinum Ltd. (a)	194,300	72,951
Aquarius Platinum Ltd. rights 5/14/14 (a)	388,600	55,406
TOTAL BERMUDA		128,357
Botswana - 0.2%
First National Bank of Botswana Ltd.	650,000	259,290
Canada - 0.3%
Africa Oil Corp. (a)	46,600	351,610
Croatia - 0.2%
Ledo d.d.	163	256,013
Czech Republic - 2.3%
Komercni Banka A/S	7,391	1,703,069
Philip Morris CR A/S	2,400	1,267,336
TOTAL CZECH REPUBLIC		2,970,405
Estonia - 0.4%
Tallinna Kaubamaja AS	70,900	491,816
Greece - 1.9%
Fourlis Holdings SA (a)	60,000	483,630
Intralot SA	40,400	117,142
Jumbo SA	53,036	857,201
Karelia Tobacco Co., Inc.	1,970	574,083
Sarantis SA	37,800	372,337
TOTAL GREECE		2,404,393
Israel - 0.3%
Teva Pharmaceutical Industries Ltd.	8,200	401,964
Kenya - 1.8%
British American Tobacco Kenya Ltd.	51,700	344,033
Kenya Commercial Bank Ltd.	756,500	426,026
Safaricom Ltd.	8,011,744	1,206,227
Uchumi Supermarket Ltd. (a)	2,137,200	348,790
TOTAL KENYA		2,325,076
Common Stocks - continued
	Shares	Value
Kuwait - 0.9%
Gulf Bank (a)	190,000	$ 256,848
Kuwait Food Co. (Americana)	86,000	850,516
TOTAL KUWAIT		1,107,364
Lithuania - 0.5%
Apranga AB	163,766	631,618
Luxembourg - 0.3%
Pegas NONWOVENS SA	14,200	427,158
Netherlands - 0.4%
Fortuna Entertainment Group NV	80,000	532,402
Nigeria - 1.0%
FBN Holdings PLC	6,000,000	528,852
Zenith Bank PLC	5,170,159	730,548
TOTAL NIGERIA		1,259,400
Oman - 0.6%
National Bank of Oman (a)	911,343	691,200
Pakistan - 1.0%
Indus Motor Co. Ltd.	72,000	347,410
MCB Bank Ltd.	100,000	286,518
Pak Suzuki Motors	167,200	358,467
Pakistan Petroleum Ltd.	120,000	282,125
TOTAL PAKISTAN		1,274,520
Poland - 6.6%
Amica Wronki SA	10,200	317,355
Bank Handlowy w Warszawie SA	63,700	2,366,935
Bank Polska Kasa Opieki SA	60,700	3,886,412
Colian SA	171,300	178,788
Orbis SA	20,000	258,947
Powszechny Zaklad Ubezpieczen SA	9,400	1,332,545
TOTAL POLAND		8,340,982
Qatar - 2.5%
Commercial Bank of Qatar (a)	47,436	889,869
Industries Qatar QSC (a)	16,528	808,049
Qatar National Bank SAQ (a)	29,310	1,529,560
TOTAL QATAR		3,227,478
Romania - 1.7%
Banca Transilvania SA (a)	1,435,000	805,327
Common Stocks - continued
	Shares	Value
Romania - continued
Bursa de Valori Bucuresti	61,814	$ 551,099
SNP Petrom SA	5,713,372	813,209
TOTAL ROMANIA		2,169,635
Russia - 18.0%
Gazprom OAO	886,200	3,203,255
Gazprom OAO sponsored ADR (Reg. S)	450,000	3,245,400
LUKOIL Oil Co.	11,000	580,522
LUKOIL Oil Co. sponsored ADR (United Kingdom)	91,795	4,851,366
Magnit OJSC	6,500	1,289,381
Megafon OJSC GDR	85,200	2,215,200
Moscow Exchange MICEX-RTS OAO	256,900	380,681
NOVATEK OAO GDR (Reg. S)	16,450	1,699,285
Sberbank (Savings Bank of the Russian Federation)	2,244,200	4,567,144
Vozrozhdenie Bank	85,700	876,365
TOTAL RUSSIA		22,908,599
Slovenia - 0.2%
Krka dd Novo mesto	3,500	308,581
South Africa - 39.1%
Anglo American Platinum Ltd. (a)	25,400	1,207,167
AngloGold Ashanti Ltd.	154,900	2,800,149
Aspen Pharmacare Holdings Ltd.	64,400	1,713,803
Cashbuild Ltd.	60,400	720,517
Clicks Group Ltd.	312,786	1,907,250
DRDGOLD Ltd.	3,629,414	1,155,717
DRDGOLD Ltd. sponsored ADR (d)	28,300	91,126
FirstRand Ltd.	757,600	2,783,976
Harmony Gold Mining Co. Ltd. (a)	453,800	1,491,402
Holdsport Ltd.	130,400	484,763
Hulamin Ltd. (a)	876,800	608,397
KAP Industrial Holdings Ltd.	350,000	136,400
Metrofile Holdings Ltd.	789,700	382,821
MTN Group Ltd.	395,650	7,928,043
Nampak Ltd.	719,800	2,682,017
Naspers Ltd. Class N	58,900	5,553,804
Pick 'n Pay Stores Ltd. (e)	23,000	131,151
Pioneer Foods Ltd.	147,900	1,321,477
Raubex Group Ltd.	569,700	1,177,793
Remgro Ltd.	136,200	2,740,053
RMB Holdings Ltd.	178,000	852,904
Sasol Ltd.	78,300	4,388,271
Common Stocks - continued
	Shares	Value
South Africa - continued
Shoprite Holdings Ltd.	114,100	$ 1,905,445
Standard Bank Group Ltd.	245,763	3,225,603
Telkom SA Ltd. (a)	180,000	643,315
Vodacom Group Ltd.	86,000	1,025,493
Zeder Investments Ltd.	1,556,380	647,968
TOTAL SOUTH AFRICA		49,706,825
Sri Lanka - 0.9%
Chevron Lubricants Lanka Ltd.	200,000	411,819
Hatton National Bank PLC	488,700	590,675
People's Leasing & Finance PLC	1,273,654	149,165
TOTAL SRI LANKA		1,151,659
Turkey - 2.3%
Koc Holding A/S	261,850	1,169,399
Turkiye Garanti Bankasi A/S	480,000	1,768,176
TOTAL TURKEY		2,937,575
United Arab Emirates - 5.2%
Aldar Properties PJSC (a)	1,049,217	1,148,356
Dubai Financial Market PJSC (a)	1,866,407	1,844,582
Emaar Properties PJSC	372,466	1,105,346
First Gulf Bank PJSC	256,652	1,212,353
National Bank of Abu Dhabi PJSC (a)	63,260	245,431
SHUAA Capital PSC (a)	2,426,172	1,037,066
TOTAL UNITED ARAB EMIRATES		6,593,134
United Kingdom - 4.4%
Abdullah Al-Othaim Markets Co. (HSBC Warrant Program) warrants 8/13/14 (a)	24,974	585,720
Alabama Noor Hospitals Group PLC	30,100	507,192
Aldrees Petoleum & Transport (HSBC Warrant Program) warrants 2/7/17 (a)	48,399	656,857
Fawaz Abdulaziz Alhokair & Co. (HSBC Warrant Program) warrants 2/23/15 (a)	10,000	507,886
Halwani Bros CO (HSBC Warrant Program) warrants 5/4/15 (a)	17,726	362,465
Herfy Food Services Co. Ltd. (HSBC Warrant Program) warrants 10/8/15 (a)	18,000	692,317
NMC Health PLC	67,200	499,226
Saudi Pharmaceutical Industries & Medical Appliances Corp. (HSBC Warrant Program) warrants 1/7/16 (a)	12,239	159,675
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Saudi Vitrified Clay Pipe Co. (HSBC Warrant Program) warrants 5/4/15 (a)	2,800	$ 76,151
Saudia Dairy & Foodstuff Co. (HSBC Warrant Program) warrants 6/26/15 (a)	19,000	509,646
The Savola Group (HSBC Warrant Program) warrants 2/2/15 (a)	19,000	354,725
United International Transportation CO (HSBC Warrant Program) warrants 2/23/15 (a)	30,666	637,613
TOTAL UNITED KINGDOM		5,549,473
TOTAL COMMON STOCKS (Cost $109,055,495)		120,318,709
Nonconvertible Preferred Stocks - 3.1%

Russia - 3.1%
Surgutneftegas	3,429,300	2,387,274
Tatneft OAO	467,700	1,599,829
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,394,463)		3,987,103
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.11% (b)	2,111,739	2,111,739
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	61,250	61,250
TOTAL MONEY MARKET FUNDS (Cost $2,172,989)		2,172,989
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $114,622,947)		126,478,801
NET OTHER ASSETS (LIABILITIES) - 0.6%		768,104
NET ASSETS - 100%		$ 127,246,905
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 790
Fidelity Securities Lending Cash Central Fund	5,037
Total	$ 5,827
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,940,930	$ 11,940,930	$ -	$ -
Consumer Staples	10,744,015	10,744,015	-	-
Energy	23,813,965	19,425,694	4,388,271	-
Financials	46,655,535	40,344,304	6,311,231	-
Health Care	3,430,766	3,028,802	401,964	-
Industrials	3,291,641	3,291,641	-	-
Information Technology	382,821	382,821	-	-
Materials	10,164,332	4,717,064	5,447,268	-
Telecommunication Services	13,881,807	13,881,807	-	-
Money Market Funds	2,172,989	2,172,989	-	-
Total Investments in Securities:	$ 126,478,801	$ 109,930,067	$ 16,548,734	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 1,965,445
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $56,350) - See accompanying schedule: Unaffiliated issuers (cost $112,449,958)	$ 124,305,812
Fidelity Central Funds (cost $2,172,989)	2,172,989
Total Investments (cost $114,622,947)		$ 126,478,801
Foreign currency held at value (cost $344,788)		338,940
Receivable for investments sold		718,346
Receivable for fund shares sold		549,079
Dividends receivable		241,577
Distributions receivable from Fidelity Central Funds		4,884
Prepaid expenses		88
Receivable from investment adviser for expense reductions		18,125
Other receivables		1,893
Total assets		128,351,733

Liabilities
Payable for investments purchased
Regular delivery	$ 199,549
Delayed delivery	128,427
Payable for fund shares redeemed	489,560
Accrued management fee	85,323
Distribution and service plan fees payable	8,772
Other affiliated payables	34,356
Other payables and accrued expenses	97,591
Collateral on securities loaned, at value	61,250
Total liabilities		1,104,828

Net Assets		$ 127,246,905
Net Assets consist of:
Paid in capital		$ 121,135,964
Undistributed net investment income		501,574
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,221,805)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,831,172
Net Assets		$ 127,246,905

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,109,176 ÷ 1,116,218 shares)	$ 9.06

Maximum offering price per share (100/94.25 of $9.06)	$ 9.61
Class T: Net Asset Value and redemption price per share ($2,435,234 ÷ 269,482 shares)	$ 9.04

Maximum offering price per share (100/96.50 of $9.04)	$ 9.37
Class B: Net Asset Value and offering price per share ($307,035 ÷ 33,735 shares)A	$ 9.10

Class C: Net Asset Value and offering price per share ($6,408,650 ÷ 713,313 shares)A	$ 8.98

Emerging Europe, Middle East, Africa (EMEA): Net Asset Value, offering price and redemption price per share ($102,474,211 ÷ 11,280,094 shares)	$ 9.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,512,599 ÷ 607,375 shares)	$ 9.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 1,686,010
Income from Fidelity Central Funds		5,037
Income before foreign taxes withheld		1,691,047
Less foreign taxes withheld		(193,507)
Total income		1,497,540

Expenses
Management fee	$ 528,014
Transfer agent fees	178,613
Distribution and service plan fees	54,228
Accounting and security lending fees	34,166
Custodian fees and expenses	91,258
Independent trustees' compensation	264
Registration fees	72,699
Audit	32,034
Legal	313
Miscellaneous	677
Total expenses before reductions	992,266
Expense reductions	(20,118)	972,148
Net investment income (loss)		525,392
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,830,893)
Foreign currency transactions	(26,474)
Total net realized gain (loss)		(3,857,367)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $25,761)	(1,609,293)
Assets and liabilities in foreign currencies	(9,757)
Total change in net unrealized appreciation (depreciation)		(1,619,050)
Net gain (loss)		(5,476,417)
Net increase (decrease) in net assets resulting from operations		$ (4,951,025)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 525,392	$ 2,849,848
Net realized gain (loss)	(3,857,367)	425,876
Change in net unrealized appreciation (depreciation)	(1,619,050)	11,151,522
Net increase (decrease) in net assets resulting from operations	(4,951,025)	14,427,246
Distributions to shareholders from net investment income	(1,921,556)	(2,689,985)
Distributions to shareholders from net realized gain	-	(1,184,624)
Total distributions	(1,921,556)	(3,874,609)
Share transactions - net increase (decrease)	(7,924,158)	(9,097,663)
Redemption fees	28,783	52,524
Total increase (decrease) in net assets	(14,767,956)	1,507,498

Net Assets
Beginning of period	142,014,861	140,507,363
End of period (including undistributed net investment income of $501,574 and undistributed net investment income of $1,897,738, respectively)	$ 127,246,905	$ 142,014,861

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.49	$ 8.71	$ 8.34	$ 8.97	$ 7.26	$ 4.75
Income from Investment Operations
Net investment income (loss) E	.03	.16	.18	.16 H	.07	.05
Net realized and unrealized gain (loss)	(.34)	.85	.34	(.70)	1.70	2.48
Total from investment operations	(.31)	1.01	.52	(.54)	1.77	2.53
Distributions from net investment income	(.12)	(.15)	(.15)	(.08)	(.04)	(.03)
Distributions from net realized gain	-	(.07)	-	(.02)	(.02)	-
Total distributions	(.12)	(.23) L	(.15)	(.10)	(.07) K	(.03)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	.01
Net asset value, end of period	$ 9.06 J	$ 9.49 J	$ 8.71 J	$ 8.34	$ 8.97	$ 7.26
Total Return B,C,D	(3.26)%	11.75%	6.38%	(6.05)%	24.66%	53.78%
Ratios to Average Net Assets F,I
Expenses before reductions	1.65% A	1.64%	1.62%	1.60%	1.69%	1.87%
Expenses net of fee waivers, if any	1.65% A	1.63%	1.62%	1.56%	1.50%	1.50%
Expenses net of all reductions	1.65% A	1.62%	1.60%	1.51%	1.38%	1.39%
Net investment income (loss)	.62% A	1.82%	2.09%	1.70% H	.95%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,109	$ 10,883	$ 8,934	$ 10,260	$ 10,045	$ 4,817
Portfolio turnover rate G	34% A	64%	30%	53%	96%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.024 per share.

L Total distributions of $.23 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.074 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.46	$ 8.68	$ 8.31	$ 8.96	$ 7.25	$ 4.75
Income from Investment Operations
Net investment income (loss) E	.02	.14	.15	.13 H	.06	.04
Net realized and unrealized gain (loss)	(.34)	.84	.35	(.71)	1.69	2.47
Total from investment operations	(.32)	.98	.50	(.58)	1.75	2.51
Distributions from net investment income	(.10)	(.12)	(.13)	(.07)	(.03)	(.02)
Distributions from net realized gain	-	(.07)	-	(.02)	(.02)	-
Total distributions	(.10)	(.20) L	(.13)	(.08) K	(.05)	(.02)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	.01
Net asset value, end of period	$ 9.04	$ 9.46	$ 8.68	$ 8.31	$ 8.96	$ 7.25
Total Return B,C,D	(3.35)%	11.42%	6.14%	(6.42)%	24.44%	53.20%
Ratios to Average Net Assets F,I
Expenses before reductions	1.98% A	1.93%	1.89%	1.87%	1.95%	2.15%
Expenses net of fee waivers, if any	1.90% A	1.90%	1.89%	1.84%	1.75%	1.75%
Expenses net of all reductions	1.90% A	1.88%	1.86%	1.78%	1.62%	1.64%
Net investment income (loss)	.37% A	1.55%	1.82%	1.42% H	.70%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,435	$ 3,465	$ 3,336	$ 3,502	$ 3,114	$ 1,560
Portfolio turnover rate G	34% A	64%	30%	53%	96%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

L Total distributions of $.20 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.074 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.50	$ 8.69	$ 8.29	$ 8.93	$ 7.23	$ 4.73
Income from Investment Operations
Net investment income (loss) E	(.01)	.09	.11	.09 H	.02	.01
Net realized and unrealized gain (loss)	(.34)	.85	.35	(.71)	1.68	2.48
Total from investment operations	(.35)	.94	.46	(.62)	1.70	2.49
Distributions from net investment income	(.05)	(.06)	(.06)	(.02)	-	-
Distributions from net realized gain	-	(.07)	-	(.01)	(.01)	-
Total distributions	(.05)	(.13)	(.06)	(.03)	(.01)	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	.01
Net asset value, end of period	$ 9.10	$ 9.50	$ 8.69	$ 8.29	$ 8.93	$ 7.23
Total Return B,C,D	(3.70)%	10.94%	5.56%	(6.85)%	23.72%	52.85%
Ratios to Average Net Assets F,I
Expenses before reductions	2.46% A	2.42%	2.38%	2.37%	2.47%	2.68%
Expenses net of fee waivers, if any	2.40% A	2.40%	2.38%	2.33%	2.25%	2.25%
Expenses net of all reductions	2.40% A	2.38%	2.35%	2.27%	2.12%	2.14%
Net investment income (loss)	(.13)% A	1.05%	1.33%	.93% H	.20%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 307	$ 388	$ 441	$ 539	$ 822	$ 782
Portfolio turnover rate G	34% A	64%	30%	53%	96%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.39	$ 8.62	$ 8.24	$ 8.90	$ 7.23	$ 4.73
Income from Investment Operations
Net investment income (loss) E	(.01)	.09	.11	.08 H	.02	.01
Net realized and unrealized gain (loss)	(.34)	.83	.35	(.69)	1.67	2.48
Total from investment operations	(.35)	.92	.46	(.61)	1.69	2.49
Distributions from net investment income	(.06)	(.08)	(.08)	(.05)	(.01)	-
Distributions from net realized gain	-	(.07)	-	(.02)	(.02)	-
Total distributions	(.06)	(.15)	(.08)	(.06) K	(.03)	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	.01
Net asset value, end of period	$ 8.98	$ 9.39	$ 8.62	$ 8.24	$ 8.90	$ 7.23
Total Return B,C,D	(3.70)%	10.83%	5.68%	(6.79)%	23.61%	52.85%
Ratios to Average Net Assets F,I
Expenses before reductions	2.45% A	2.42%	2.37%	2.36%	2.45%	2.61%
Expenses net of fee waivers, if any	2.40% A	2.40%	2.37%	2.33%	2.25%	2.25%
Expenses net of all reductions	2.40% A	2.38%	2.35%	2.27%	2.13%	2.14%
Net investment income (loss)	(.13)% A	1.05%	1.34%	.93% H	.20%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,409	$ 6,782	$ 7,770	$ 6,650	$ 5,151	$ 2,677
Portfolio turnover rate G	34% A	64%	30%	53%	96%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.06 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Europe, Middle East, Africa (EMEA)

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.52	$ 8.75	$ 8.37	$ 9.00	$ 7.28	$ 4.76
Income from Investment Operations
Net investment income (loss) D	.04	.18	.20	.18 G	.09	.07
Net realized and unrealized gain (loss)	(.35)	.84	.35	(.71)	1.70	2.48
Total from investment operations	(.31)	1.02	.55	(.53)	1.79	2.55
Distributions from net investment income	(.13)	(.18)	(.17)	(.09)	(.05)	(.04)
Distributions from net realized gain	-	(.07)	-	(.02)	(.02)	-
Total distributions	(.13)	(.25)	(.17)	(.11)	(.08) J	(.04)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 9.08	$ 9.52	$ 8.75	$ 8.37	$ 9.00	$ 7.28
Total Return B,C	(3.21)%	11.90%	6.81%	(5.91)%	24.92%	54.15%
Ratios to Average Net Assets E,H
Expenses before reductions	1.43% A	1.40%	1.37%	1.35%	1.45%	1.61%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.37%	1.31%	1.25%	1.25%
Expenses net of all reductions	1.40% A	1.38%	1.34%	1.25%	1.12%	1.14%
Net investment income (loss)	.87% A	2.05%	2.34%	1.95% G	1.21%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,474	$ 110,265	$ 111,441	$ 114,117	$ 140,270	$ 104,141
Portfolio turnover rate F	34% A	64%	30%	53%	96%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.51%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.52	$ 8.75	$ 8.37	$ 9.00	$ 7.28	$ 4.76
Income from Investment Operations
Net investment income (loss) D	.04	.19	.21	.19 G	.09	.06
Net realized and unrealized gain (loss)	(.34)	.84	.35	(.72)	1.70	2.49
Total from investment operations	(.30)	1.03	.56	(.53)	1.79	2.55
Distributions from net investment income	(.14)	(.19)	(.18)	(.09)	(.05)	(.04)
Distributions from net realized gain	-	(.07)	-	(.02)	(.02)	-
Total distributions	(.14)	(.26)	(.18)	(.11)	(.08) J	(.04)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 9.08	$ 9.52	$ 8.75	$ 8.37	$ 9.00	$ 7.28
Total Return B,C	(3.09)%	12.05%	6.93%	(5.91)%	24.95%	54.15%
Ratios to Average Net Assets E,H
Expenses before reductions	1.32% A	1.30%	1.28%	1.26%	1.34%	1.60%
Expenses net of fee waivers, if any	1.32% A	1.30%	1.28%	1.24%	1.25%	1.25%
Expenses net of all reductions	1.32% A	1.28%	1.25%	1.19%	1.13%	1.14%
Net investment income (loss)	.95% A	2.15%	2.43%	2.02% G	1.20%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,513	$ 10,231	$ 8,586	$ 7,633	$ 7,171	$ 4,235
Portfolio turnover rate F	34% A	64%	30%	53%	96%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.58%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Europe, Middle East, Africa (EMEA) and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014 including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 22,835,527
Gross unrealized depreciation	(11,351,006)
Net unrealized appreciation (depreciation) on securities and other investments	$ 11,484,521

Tax cost	$ 114,994,280

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (1,624,705)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $22,295,589 and $33,864,778, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 12,911	$ 1,144
Class T	.25%	.25%	6,900	77
Class B	.75%	.25%	1,744	1,310
Class C	.75%	.25%	32,673	5,588
			$ 54,228	$ 8,119

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,488
Class T	1,102
Class B*	445
Class C*	233
$ 5,268

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,983.25
Class T	4,503.33
Class B	530.30
Class C	9,889.30
Emerging Europe, Middle East, Africa (EMEA)	143,841.28
Institutional Class	6,867.17
	$ 178,613

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,549.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $125 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,037. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.65%	$ 184
Class T	1.90%	1,039
Class B	2.40%	88
Class C	2.40%	1,794
Emerging Europe, Middle East, Africa (EMEA)	1.40%	15,282
		$ 18,387

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $774 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $957.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 138,741	$ 155,525
Class T	39,254	46,756
Class B	1,980	2,757
Class C	46,648	69,716
Emerging Europe, Middle East, Africa (EMEA)	1,537,065	2,222,632
Institutional Class	157,868	192,599
Total	$ 1,921,556	$ 2,689,985
From net realized gain
Class A	$ -	$ 76,218
Class T	-	28,360
Class B	-	3,579
Class C	-	66,141
Emerging Europe, Middle East, Africa (EMEA)	-	934,516
Institutional Class	-	75,810
Total	$ -	$ 1,184,624

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	153,282	422,392	$ 1,380,628	$ 3,786,551
Reinvestment of distributions	11,698	20,821	104,929	182,599
Shares redeemed	(195,564)	(321,728)	(1,735,543)	(2,828,311)
Net increase (decrease)	(30,584)	121,485	$ (249,986)	$ 1,140,839

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class T
Shares sold	70,156	88,958	$ 632,545	$ 793,473
Reinvestment of distributions	4,323	8,485	38,735	74,325
Shares redeemed	(171,167)	(115,399)	(1,541,411)	(1,019,893)
Net increase (decrease)	(96,688)	(17,956)	$ (870,131)	$ (152,095)
Class B
Shares sold	2,695	10,659	$ 24,287	$ 95,440
Reinvestment of distributions	219	679	1,978	5,999
Shares redeemed	(10,049)	(21,228)	(90,258)	(189,688)
Net increase (decrease)	(7,135)	(9,890)	$ (63,993)	$ (88,249)
Class C
Shares sold	126,456	249,509	$ 1,132,646	$ 2,176,685
Reinvestment of distributions	3,905	12,615	34,875	110,128
Shares redeemed	(139,234)	(441,523)	(1,239,001)	(3,878,247)
Net increase (decrease)	(8,873)	(179,399)	$ (71,480)	$ (1,591,434)
Emerging Europe, Middle East, Africa (EMEA)
Shares sold	1,802,043	4,724,612	$ 16,246,264	$ 42,683,733
Reinvestment of distributions	162,803	341,639	1,463,600	2,999,595
Shares redeemed	(2,265,243)	(6,228,497)	(20,318,124)	(55,025,066)
Net increase (decrease)	(300,397)	(1,162,246)	$ (2,608,260)	$ (9,341,738)
Institutional Class
Shares sold	258,645	478,817	$ 2,334,832	$ 4,308,546
Reinvestment of distributions	8,639	10,415	77,579	91,338
Shares redeemed	(734,528)	(396,145)	(6,472,719)	(3,464,870)
Net increase (decrease)	(467,244)	93,087	$ (4,060,308)	$ 935,014

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EME-USAN-0614
1.861974.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Europe,
Middle East, Africa (EMEA)

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® Emerging Europe,
Middle East, Africa (EMEA) Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.65%
Actual		$ 1,000.00	$ 967.40	$ 8.05
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class T	1.90%
Actual		$ 1,000.00	$ 966.50	$ 9.26
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class B	2.40%
Actual		$ 1,000.00	$ 963.00	$ 11.68
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Class C	2.40%
Actual		$ 1,000.00	$ 963.00	$ 11.68
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Emerging Europe, Middle East, Africa (EMEA)	1.40%
Actual		$ 1,000.00	$ 967.90	$ 6.83
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Institutional Class	1.32%
Actual		$ 1,000.00	$ 969.10	$ 6.44
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
South Africa 39.1%
Russia 21.1%
Poland 6.6%
United Arab Emirates 5.2%
United Kingdom 4.4%
Qatar 2.5%
United States of America* 2.3%
Czech Republic 2.3%
Turkey 2.3%
Other 14.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
South Africa 36.6%
Russia 31.9%
Poland 5.6%
United Arab Emirates 4.5%
Turkey 3.7%
Czech Republic 2.8%
United Kingdom 2.6%
Kenya 2.1%
Qatar 1.8%
Other* 8.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.7	99.1
Short-Term Investments and Net Other Assets (Liabilities)	2.3	0.9
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	6.2	5.7
Gazprom OAO (Russia, Oil, Gas & Consumable Fuels)	5.1	5.4
Naspers Ltd. Class N (South Africa, Media)	4.4	4.3
LUKOIL Oil Co. (Russia, Oil, Gas & Consumable Fuels)	4.3	6.7
Sberbank (Savings Bank of the Russian Federation) (Russia, Banks)	3.6	7.1
Sasol Ltd. (South Africa, Oil, Gas & Consumable Fuels)	3.4	2.7
Bank Polska Kasa Opieki SA (Poland, Banks)	3.1	2.7
Standard Bank Group Ltd. (South Africa, Banks)	2.5	2.3
AngloGold Ashanti Ltd. (South Africa, Metals & Mining)	2.2	1.4
FirstRand Ltd. (South Africa, Diversified Financial Services)	2.2	2.1
	37.0
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	36.7	34.2
Energy	18.7	23.2
Telecommunication Services	10.8	11.7
Consumer Discretionary	9.6	7.1
Consumer Staples	8.4	10.0
Materials	8.1	6.8
Health Care	2.6	2.2
Industrials	2.5	2.7
Information Technology	0.3	0.4
Utilities	0.0	0.8

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
Austria - 0.2%
CA Immobilien Anlagen AG	14,000	$ 266,676
Bangladesh - 1.3%
Grameenphone Ltd.	249,200	863,529
Olympic Industries Ltd.	115,000	356,115
Prime Bank Ltd.	1,468,750	425,862
TOTAL BANGLADESH		1,645,506
Bermuda - 0.1%
Aquarius Platinum Ltd. (a)	194,300	72,951
Aquarius Platinum Ltd. rights 5/14/14 (a)	388,600	55,406
TOTAL BERMUDA		128,357
Botswana - 0.2%
First National Bank of Botswana Ltd.	650,000	259,290
Canada - 0.3%
Africa Oil Corp. (a)	46,600	351,610
Croatia - 0.2%
Ledo d.d.	163	256,013
Czech Republic - 2.3%
Komercni Banka A/S	7,391	1,703,069
Philip Morris CR A/S	2,400	1,267,336
TOTAL CZECH REPUBLIC		2,970,405
Estonia - 0.4%
Tallinna Kaubamaja AS	70,900	491,816
Greece - 1.9%
Fourlis Holdings SA (a)	60,000	483,630
Intralot SA	40,400	117,142
Jumbo SA	53,036	857,201
Karelia Tobacco Co., Inc.	1,970	574,083
Sarantis SA	37,800	372,337
TOTAL GREECE		2,404,393
Israel - 0.3%
Teva Pharmaceutical Industries Ltd.	8,200	401,964
Kenya - 1.8%
British American Tobacco Kenya Ltd.	51,700	344,033
Kenya Commercial Bank Ltd.	756,500	426,026
Safaricom Ltd.	8,011,744	1,206,227
Uchumi Supermarket Ltd. (a)	2,137,200	348,790
TOTAL KENYA		2,325,076
Common Stocks - continued
	Shares	Value
Kuwait - 0.9%
Gulf Bank (a)	190,000	$ 256,848
Kuwait Food Co. (Americana)	86,000	850,516
TOTAL KUWAIT		1,107,364
Lithuania - 0.5%
Apranga AB	163,766	631,618
Luxembourg - 0.3%
Pegas NONWOVENS SA	14,200	427,158
Netherlands - 0.4%
Fortuna Entertainment Group NV	80,000	532,402
Nigeria - 1.0%
FBN Holdings PLC	6,000,000	528,852
Zenith Bank PLC	5,170,159	730,548
TOTAL NIGERIA		1,259,400
Oman - 0.6%
National Bank of Oman (a)	911,343	691,200
Pakistan - 1.0%
Indus Motor Co. Ltd.	72,000	347,410
MCB Bank Ltd.	100,000	286,518
Pak Suzuki Motors	167,200	358,467
Pakistan Petroleum Ltd.	120,000	282,125
TOTAL PAKISTAN		1,274,520
Poland - 6.6%
Amica Wronki SA	10,200	317,355
Bank Handlowy w Warszawie SA	63,700	2,366,935
Bank Polska Kasa Opieki SA	60,700	3,886,412
Colian SA	171,300	178,788
Orbis SA	20,000	258,947
Powszechny Zaklad Ubezpieczen SA	9,400	1,332,545
TOTAL POLAND		8,340,982
Qatar - 2.5%
Commercial Bank of Qatar (a)	47,436	889,869
Industries Qatar QSC (a)	16,528	808,049
Qatar National Bank SAQ (a)	29,310	1,529,560
TOTAL QATAR		3,227,478
Romania - 1.7%
Banca Transilvania SA (a)	1,435,000	805,327
Common Stocks - continued
	Shares	Value
Romania - continued
Bursa de Valori Bucuresti	61,814	$ 551,099
SNP Petrom SA	5,713,372	813,209
TOTAL ROMANIA		2,169,635
Russia - 18.0%
Gazprom OAO	886,200	3,203,255
Gazprom OAO sponsored ADR (Reg. S)	450,000	3,245,400
LUKOIL Oil Co.	11,000	580,522
LUKOIL Oil Co. sponsored ADR (United Kingdom)	91,795	4,851,366
Magnit OJSC	6,500	1,289,381
Megafon OJSC GDR	85,200	2,215,200
Moscow Exchange MICEX-RTS OAO	256,900	380,681
NOVATEK OAO GDR (Reg. S)	16,450	1,699,285
Sberbank (Savings Bank of the Russian Federation)	2,244,200	4,567,144
Vozrozhdenie Bank	85,700	876,365
TOTAL RUSSIA		22,908,599
Slovenia - 0.2%
Krka dd Novo mesto	3,500	308,581
South Africa - 39.1%
Anglo American Platinum Ltd. (a)	25,400	1,207,167
AngloGold Ashanti Ltd.	154,900	2,800,149
Aspen Pharmacare Holdings Ltd.	64,400	1,713,803
Cashbuild Ltd.	60,400	720,517
Clicks Group Ltd.	312,786	1,907,250
DRDGOLD Ltd.	3,629,414	1,155,717
DRDGOLD Ltd. sponsored ADR (d)	28,300	91,126
FirstRand Ltd.	757,600	2,783,976
Harmony Gold Mining Co. Ltd. (a)	453,800	1,491,402
Holdsport Ltd.	130,400	484,763
Hulamin Ltd. (a)	876,800	608,397
KAP Industrial Holdings Ltd.	350,000	136,400
Metrofile Holdings Ltd.	789,700	382,821
MTN Group Ltd.	395,650	7,928,043
Nampak Ltd.	719,800	2,682,017
Naspers Ltd. Class N	58,900	5,553,804
Pick 'n Pay Stores Ltd. (e)	23,000	131,151
Pioneer Foods Ltd.	147,900	1,321,477
Raubex Group Ltd.	569,700	1,177,793
Remgro Ltd.	136,200	2,740,053
RMB Holdings Ltd.	178,000	852,904
Sasol Ltd.	78,300	4,388,271
Common Stocks - continued
	Shares	Value
South Africa - continued
Shoprite Holdings Ltd.	114,100	$ 1,905,445
Standard Bank Group Ltd.	245,763	3,225,603
Telkom SA Ltd. (a)	180,000	643,315
Vodacom Group Ltd.	86,000	1,025,493
Zeder Investments Ltd.	1,556,380	647,968
TOTAL SOUTH AFRICA		49,706,825
Sri Lanka - 0.9%
Chevron Lubricants Lanka Ltd.	200,000	411,819
Hatton National Bank PLC	488,700	590,675
People's Leasing & Finance PLC	1,273,654	149,165
TOTAL SRI LANKA		1,151,659
Turkey - 2.3%
Koc Holding A/S	261,850	1,169,399
Turkiye Garanti Bankasi A/S	480,000	1,768,176
TOTAL TURKEY		2,937,575
United Arab Emirates - 5.2%
Aldar Properties PJSC (a)	1,049,217	1,148,356
Dubai Financial Market PJSC (a)	1,866,407	1,844,582
Emaar Properties PJSC	372,466	1,105,346
First Gulf Bank PJSC	256,652	1,212,353
National Bank of Abu Dhabi PJSC (a)	63,260	245,431
SHUAA Capital PSC (a)	2,426,172	1,037,066
TOTAL UNITED ARAB EMIRATES		6,593,134
United Kingdom - 4.4%
Abdullah Al-Othaim Markets Co. (HSBC Warrant Program) warrants 8/13/14 (a)	24,974	585,720
Alabama Noor Hospitals Group PLC	30,100	507,192
Aldrees Petoleum & Transport (HSBC Warrant Program) warrants 2/7/17 (a)	48,399	656,857
Fawaz Abdulaziz Alhokair & Co. (HSBC Warrant Program) warrants 2/23/15 (a)	10,000	507,886
Halwani Bros CO (HSBC Warrant Program) warrants 5/4/15 (a)	17,726	362,465
Herfy Food Services Co. Ltd. (HSBC Warrant Program) warrants 10/8/15 (a)	18,000	692,317
NMC Health PLC	67,200	499,226
Saudi Pharmaceutical Industries & Medical Appliances Corp. (HSBC Warrant Program) warrants 1/7/16 (a)	12,239	159,675
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Saudi Vitrified Clay Pipe Co. (HSBC Warrant Program) warrants 5/4/15 (a)	2,800	$ 76,151
Saudia Dairy & Foodstuff Co. (HSBC Warrant Program) warrants 6/26/15 (a)	19,000	509,646
The Savola Group (HSBC Warrant Program) warrants 2/2/15 (a)	19,000	354,725
United International Transportation CO (HSBC Warrant Program) warrants 2/23/15 (a)	30,666	637,613
TOTAL UNITED KINGDOM		5,549,473
TOTAL COMMON STOCKS (Cost $109,055,495)		120,318,709
Nonconvertible Preferred Stocks - 3.1%

Russia - 3.1%
Surgutneftegas	3,429,300	2,387,274
Tatneft OAO	467,700	1,599,829
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,394,463)		3,987,103
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.11% (b)	2,111,739	2,111,739
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	61,250	61,250
TOTAL MONEY MARKET FUNDS (Cost $2,172,989)		2,172,989
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $114,622,947)		126,478,801
NET OTHER ASSETS (LIABILITIES) - 0.6%		768,104
NET ASSETS - 100%		$ 127,246,905
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 790
Fidelity Securities Lending Cash Central Fund	5,037
Total	$ 5,827
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,940,930	$ 11,940,930	$ -	$ -
Consumer Staples	10,744,015	10,744,015	-	-
Energy	23,813,965	19,425,694	4,388,271	-
Financials	46,655,535	40,344,304	6,311,231	-
Health Care	3,430,766	3,028,802	401,964	-
Industrials	3,291,641	3,291,641	-	-
Information Technology	382,821	382,821	-	-
Materials	10,164,332	4,717,064	5,447,268	-
Telecommunication Services	13,881,807	13,881,807	-	-
Money Market Funds	2,172,989	2,172,989	-	-
Total Investments in Securities:	$ 126,478,801	$ 109,930,067	$ 16,548,734	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 1,965,445
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $56,350) - See accompanying schedule: Unaffiliated issuers (cost $112,449,958)	$ 124,305,812
Fidelity Central Funds (cost $2,172,989)	2,172,989
Total Investments (cost $114,622,947)		$ 126,478,801
Foreign currency held at value (cost $344,788)		338,940
Receivable for investments sold		718,346
Receivable for fund shares sold		549,079
Dividends receivable		241,577
Distributions receivable from Fidelity Central Funds		4,884
Prepaid expenses		88
Receivable from investment adviser for expense reductions		18,125
Other receivables		1,893
Total assets		128,351,733

Liabilities
Payable for investments purchased
Regular delivery	$ 199,549
Delayed delivery	128,427
Payable for fund shares redeemed	489,560
Accrued management fee	85,323
Distribution and service plan fees payable	8,772
Other affiliated payables	34,356
Other payables and accrued expenses	97,591
Collateral on securities loaned, at value	61,250
Total liabilities		1,104,828

Net Assets		$ 127,246,905
Net Assets consist of:
Paid in capital		$ 121,135,964
Undistributed net investment income		501,574
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,221,805)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,831,172
Net Assets		$ 127,246,905

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,109,176 ÷ 1,116,218 shares)	$ 9.06

Maximum offering price per share (100/94.25 of $9.06)	$ 9.61
Class T: Net Asset Value and redemption price per share ($2,435,234 ÷ 269,482 shares)	$ 9.04

Maximum offering price per share (100/96.50 of $9.04)	$ 9.37
Class B: Net Asset Value and offering price per share ($307,035 ÷ 33,735 shares)A	$ 9.10

Class C: Net Asset Value and offering price per share ($6,408,650 ÷ 713,313 shares)A	$ 8.98

Emerging Europe, Middle East, Africa (EMEA): Net Asset Value, offering price and redemption price per share ($102,474,211 ÷ 11,280,094 shares)	$ 9.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,512,599 ÷ 607,375 shares)	$ 9.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 1,686,010
Income from Fidelity Central Funds		5,037
Income before foreign taxes withheld		1,691,047
Less foreign taxes withheld		(193,507)
Total income		1,497,540

Expenses
Management fee	$ 528,014
Transfer agent fees	178,613
Distribution and service plan fees	54,228
Accounting and security lending fees	34,166
Custodian fees and expenses	91,258
Independent trustees' compensation	264
Registration fees	72,699
Audit	32,034
Legal	313
Miscellaneous	677
Total expenses before reductions	992,266
Expense reductions	(20,118)	972,148
Net investment income (loss)		525,392
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,830,893)
Foreign currency transactions	(26,474)
Total net realized gain (loss)		(3,857,367)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $25,761)	(1,609,293)
Assets and liabilities in foreign currencies	(9,757)
Total change in net unrealized appreciation (depreciation)		(1,619,050)
Net gain (loss)		(5,476,417)
Net increase (decrease) in net assets resulting from operations		$ (4,951,025)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 525,392	$ 2,849,848
Net realized gain (loss)	(3,857,367)	425,876
Change in net unrealized appreciation (depreciation)	(1,619,050)	11,151,522
Net increase (decrease) in net assets resulting from operations	(4,951,025)	14,427,246
Distributions to shareholders from net investment income	(1,921,556)	(2,689,985)
Distributions to shareholders from net realized gain	-	(1,184,624)
Total distributions	(1,921,556)	(3,874,609)
Share transactions - net increase (decrease)	(7,924,158)	(9,097,663)
Redemption fees	28,783	52,524
Total increase (decrease) in net assets	(14,767,956)	1,507,498

Net Assets
Beginning of period	142,014,861	140,507,363
End of period (including undistributed net investment income of $501,574 and undistributed net investment income of $1,897,738, respectively)	$ 127,246,905	$ 142,014,861

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.49	$ 8.71	$ 8.34	$ 8.97	$ 7.26	$ 4.75
Income from Investment Operations
Net investment income (loss) E	.03	.16	.18	.16 H	.07	.05
Net realized and unrealized gain (loss)	(.34)	.85	.34	(.70)	1.70	2.48
Total from investment operations	(.31)	1.01	.52	(.54)	1.77	2.53
Distributions from net investment income	(.12)	(.15)	(.15)	(.08)	(.04)	(.03)
Distributions from net realized gain	-	(.07)	-	(.02)	(.02)	-
Total distributions	(.12)	(.23) L	(.15)	(.10)	(.07) K	(.03)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	.01
Net asset value, end of period	$ 9.06 J	$ 9.49 J	$ 8.71 J	$ 8.34	$ 8.97	$ 7.26
Total Return B,C,D	(3.26)%	11.75%	6.38%	(6.05)%	24.66%	53.78%
Ratios to Average Net Assets F,I
Expenses before reductions	1.65% A	1.64%	1.62%	1.60%	1.69%	1.87%
Expenses net of fee waivers, if any	1.65% A	1.63%	1.62%	1.56%	1.50%	1.50%
Expenses net of all reductions	1.65% A	1.62%	1.60%	1.51%	1.38%	1.39%
Net investment income (loss)	.62% A	1.82%	2.09%	1.70% H	.95%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,109	$ 10,883	$ 8,934	$ 10,260	$ 10,045	$ 4,817
Portfolio turnover rate G	34% A	64%	30%	53%	96%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.024 per share.

L Total distributions of $.23 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.074 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.46	$ 8.68	$ 8.31	$ 8.96	$ 7.25	$ 4.75
Income from Investment Operations
Net investment income (loss) E	.02	.14	.15	.13 H	.06	.04
Net realized and unrealized gain (loss)	(.34)	.84	.35	(.71)	1.69	2.47
Total from investment operations	(.32)	.98	.50	(.58)	1.75	2.51
Distributions from net investment income	(.10)	(.12)	(.13)	(.07)	(.03)	(.02)
Distributions from net realized gain	-	(.07)	-	(.02)	(.02)	-
Total distributions	(.10)	(.20) L	(.13)	(.08) K	(.05)	(.02)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	.01
Net asset value, end of period	$ 9.04	$ 9.46	$ 8.68	$ 8.31	$ 8.96	$ 7.25
Total Return B,C,D	(3.35)%	11.42%	6.14%	(6.42)%	24.44%	53.20%
Ratios to Average Net Assets F,I
Expenses before reductions	1.98% A	1.93%	1.89%	1.87%	1.95%	2.15%
Expenses net of fee waivers, if any	1.90% A	1.90%	1.89%	1.84%	1.75%	1.75%
Expenses net of all reductions	1.90% A	1.88%	1.86%	1.78%	1.62%	1.64%
Net investment income (loss)	.37% A	1.55%	1.82%	1.42% H	.70%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,435	$ 3,465	$ 3,336	$ 3,502	$ 3,114	$ 1,560
Portfolio turnover rate G	34% A	64%	30%	53%	96%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

L Total distributions of $.20 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.074 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.50	$ 8.69	$ 8.29	$ 8.93	$ 7.23	$ 4.73
Income from Investment Operations
Net investment income (loss) E	(.01)	.09	.11	.09 H	.02	.01
Net realized and unrealized gain (loss)	(.34)	.85	.35	(.71)	1.68	2.48
Total from investment operations	(.35)	.94	.46	(.62)	1.70	2.49
Distributions from net investment income	(.05)	(.06)	(.06)	(.02)	-	-
Distributions from net realized gain	-	(.07)	-	(.01)	(.01)	-
Total distributions	(.05)	(.13)	(.06)	(.03)	(.01)	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	.01
Net asset value, end of period	$ 9.10	$ 9.50	$ 8.69	$ 8.29	$ 8.93	$ 7.23
Total Return B,C,D	(3.70)%	10.94%	5.56%	(6.85)%	23.72%	52.85%
Ratios to Average Net Assets F,I
Expenses before reductions	2.46% A	2.42%	2.38%	2.37%	2.47%	2.68%
Expenses net of fee waivers, if any	2.40% A	2.40%	2.38%	2.33%	2.25%	2.25%
Expenses net of all reductions	2.40% A	2.38%	2.35%	2.27%	2.12%	2.14%
Net investment income (loss)	(.13)% A	1.05%	1.33%	.93% H	.20%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 307	$ 388	$ 441	$ 539	$ 822	$ 782
Portfolio turnover rate G	34% A	64%	30%	53%	96%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.39	$ 8.62	$ 8.24	$ 8.90	$ 7.23	$ 4.73
Income from Investment Operations
Net investment income (loss) E	(.01)	.09	.11	.08 H	.02	.01
Net realized and unrealized gain (loss)	(.34)	.83	.35	(.69)	1.67	2.48
Total from investment operations	(.35)	.92	.46	(.61)	1.69	2.49
Distributions from net investment income	(.06)	(.08)	(.08)	(.05)	(.01)	-
Distributions from net realized gain	-	(.07)	-	(.02)	(.02)	-
Total distributions	(.06)	(.15)	(.08)	(.06) K	(.03)	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	.01
Net asset value, end of period	$ 8.98	$ 9.39	$ 8.62	$ 8.24	$ 8.90	$ 7.23
Total Return B,C,D	(3.70)%	10.83%	5.68%	(6.79)%	23.61%	52.85%
Ratios to Average Net Assets F,I
Expenses before reductions	2.45% A	2.42%	2.37%	2.36%	2.45%	2.61%
Expenses net of fee waivers, if any	2.40% A	2.40%	2.37%	2.33%	2.25%	2.25%
Expenses net of all reductions	2.40% A	2.38%	2.35%	2.27%	2.13%	2.14%
Net investment income (loss)	(.13)% A	1.05%	1.34%	.93% H	.20%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,409	$ 6,782	$ 7,770	$ 6,650	$ 5,151	$ 2,677
Portfolio turnover rate G	34% A	64%	30%	53%	96%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.06 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Europe, Middle East, Africa (EMEA)

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.52	$ 8.75	$ 8.37	$ 9.00	$ 7.28	$ 4.76
Income from Investment Operations
Net investment income (loss) D	.04	.18	.20	.18 G	.09	.07
Net realized and unrealized gain (loss)	(.35)	.84	.35	(.71)	1.70	2.48
Total from investment operations	(.31)	1.02	.55	(.53)	1.79	2.55
Distributions from net investment income	(.13)	(.18)	(.17)	(.09)	(.05)	(.04)
Distributions from net realized gain	-	(.07)	-	(.02)	(.02)	-
Total distributions	(.13)	(.25)	(.17)	(.11)	(.08) J	(.04)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 9.08	$ 9.52	$ 8.75	$ 8.37	$ 9.00	$ 7.28
Total Return B,C	(3.21)%	11.90%	6.81%	(5.91)%	24.92%	54.15%
Ratios to Average Net Assets E,H
Expenses before reductions	1.43% A	1.40%	1.37%	1.35%	1.45%	1.61%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.37%	1.31%	1.25%	1.25%
Expenses net of all reductions	1.40% A	1.38%	1.34%	1.25%	1.12%	1.14%
Net investment income (loss)	.87% A	2.05%	2.34%	1.95% G	1.21%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,474	$ 110,265	$ 111,441	$ 114,117	$ 140,270	$ 104,141
Portfolio turnover rate F	34% A	64%	30%	53%	96%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.51%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.52	$ 8.75	$ 8.37	$ 9.00	$ 7.28	$ 4.76
Income from Investment Operations
Net investment income (loss) D	.04	.19	.21	.19 G	.09	.06
Net realized and unrealized gain (loss)	(.34)	.84	.35	(.72)	1.70	2.49
Total from investment operations	(.30)	1.03	.56	(.53)	1.79	2.55
Distributions from net investment income	(.14)	(.19)	(.18)	(.09)	(.05)	(.04)
Distributions from net realized gain	-	(.07)	-	(.02)	(.02)	-
Total distributions	(.14)	(.26)	(.18)	(.11)	(.08) J	(.04)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 9.08	$ 9.52	$ 8.75	$ 8.37	$ 9.00	$ 7.28
Total Return B,C	(3.09)%	12.05%	6.93%	(5.91)%	24.95%	54.15%
Ratios to Average Net Assets E,H
Expenses before reductions	1.32% A	1.30%	1.28%	1.26%	1.34%	1.60%
Expenses net of fee waivers, if any	1.32% A	1.30%	1.28%	1.24%	1.25%	1.25%
Expenses net of all reductions	1.32% A	1.28%	1.25%	1.19%	1.13%	1.14%
Net investment income (loss)	.95% A	2.15%	2.43%	2.02% G	1.20%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,513	$ 10,231	$ 8,586	$ 7,633	$ 7,171	$ 4,235
Portfolio turnover rate F	34% A	64%	30%	53%	96%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.58%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Europe, Middle East, Africa (EMEA) and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014 including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 22,835,527
Gross unrealized depreciation	(11,351,006)
Net unrealized appreciation (depreciation) on securities and other investments	$ 11,484,521

Tax cost	$ 114,994,280

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (1,624,705)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $22,295,589 and $33,864,778, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 12,911	$ 1,144
Class T	.25%	.25%	6,900	77
Class B	.75%	.25%	1,744	1,310
Class C	.75%	.25%	32,673	5,588
			$ 54,228	$ 8,119

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,488
Class T	1,102
Class B*	445
Class C*	233
$ 5,268

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,983.25
Class T	4,503.33
Class B	530.30
Class C	9,889.30
Emerging Europe, Middle East, Africa (EMEA)	143,841.28
Institutional Class	6,867.17
	$ 178,613

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,549.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $125 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,037. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.65%	$ 184
Class T	1.90%	1,039
Class B	2.40%	88
Class C	2.40%	1,794
Emerging Europe, Middle East, Africa (EMEA)	1.40%	15,282
		$ 18,387

Semiannual Report

8. Expense Reductions - continued

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $774 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $957.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 138,741	$ 155,525
Class T	39,254	46,756
Class B	1,980	2,757
Class C	46,648	69,716
Emerging Europe, Middle East, Africa (EMEA)	1,537,065	2,222,632
Institutional Class	157,868	192,599
Total	$ 1,921,556	$ 2,689,985
From net realized gain
Class A	$ -	$ 76,218
Class T	-	28,360
Class B	-	3,579
Class C	-	66,141
Emerging Europe, Middle East, Africa (EMEA)	-	934,516
Institutional Class	-	75,810
Total	$ -	$ 1,184,624

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	153,282	422,392	$ 1,380,628	$ 3,786,551
Reinvestment of distributions	11,698	20,821	104,929	182,599
Shares redeemed	(195,564)	(321,728)	(1,735,543)	(2,828,311)
Net increase (decrease)	(30,584)	121,485	$ (249,986)	$ 1,140,839

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class T
Shares sold	70,156	88,958	$ 632,545	$ 793,473
Reinvestment of distributions	4,323	8,485	38,735	74,325
Shares redeemed	(171,167)	(115,399)	(1,541,411)	(1,019,893)
Net increase (decrease)	(96,688)	(17,956)	$ (870,131)	$ (152,095)
Class B
Shares sold	2,695	10,659	$ 24,287	$ 95,440
Reinvestment of distributions	219	679	1,978	5,999
Shares redeemed	(10,049)	(21,228)	(90,258)	(189,688)
Net increase (decrease)	(7,135)	(9,890)	$ (63,993)	$ (88,249)
Class C
Shares sold	126,456	249,509	$ 1,132,646	$ 2,176,685
Reinvestment of distributions	3,905	12,615	34,875	110,128
Shares redeemed	(139,234)	(441,523)	(1,239,001)	(3,878,247)
Net increase (decrease)	(8,873)	(179,399)	$ (71,480)	$ (1,591,434)
Emerging Europe, Middle East, Africa (EMEA)
Shares sold	1,802,043	4,724,612	$ 16,246,264	$ 42,683,733
Reinvestment of distributions	162,803	341,639	1,463,600	2,999,595
Shares redeemed	(2,265,243)	(6,228,497)	(20,318,124)	(55,025,066)
Net increase (decrease)	(300,397)	(1,162,246)	$ (2,608,260)	$ (9,341,738)
Institutional Class
Shares sold	258,645	478,817	$ 2,334,832	$ 4,308,546
Reinvestment of distributions	8,639	10,415	77,579	91,338
Shares redeemed	(734,528)	(396,145)	(6,472,719)	(3,464,870)
Net increase (decrease)	(467,244)	93,087	$ (4,060,308)	$ 935,014

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

AEME-USAN-0614
1.861991.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Europe,
Middle East, Africa (EMEA)

Fund - Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.65%
Actual		$ 1,000.00	$ 967.40	$ 8.05
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class T	1.90%
Actual		$ 1,000.00	$ 966.50	$ 9.26
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class B	2.40%
Actual		$ 1,000.00	$ 963.00	$ 11.68
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Class C	2.40%
Actual		$ 1,000.00	$ 963.00	$ 11.68
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Emerging Europe, Middle East, Africa (EMEA)	1.40%
Actual		$ 1,000.00	$ 967.90	$ 6.83
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Institutional Class	1.32%
Actual		$ 1,000.00	$ 969.10	$ 6.44
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
South Africa 39.1%
Russia 21.1%
Poland 6.6%
United Arab Emirates 5.2%
United Kingdom 4.4%
Qatar 2.5%
United States of America* 2.3%
Czech Republic 2.3%
Turkey 2.3%
Other 14.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
South Africa 36.6%
Russia 31.9%
Poland 5.6%
United Arab Emirates 4.5%
Turkey 3.7%
Czech Republic 2.8%
United Kingdom 2.6%
Kenya 2.1%
Qatar 1.8%
Other* 8.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.7	99.1
Short-Term Investments and Net Other Assets (Liabilities)	2.3	0.9
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	6.2	5.7
Gazprom OAO (Russia, Oil, Gas & Consumable Fuels)	5.1	5.4
Naspers Ltd. Class N (South Africa, Media)	4.4	4.3
LUKOIL Oil Co. (Russia, Oil, Gas & Consumable Fuels)	4.3	6.7
Sberbank (Savings Bank of the Russian Federation) (Russia, Banks)	3.6	7.1
Sasol Ltd. (South Africa, Oil, Gas & Consumable Fuels)	3.4	2.7
Bank Polska Kasa Opieki SA (Poland, Banks)	3.1	2.7
Standard Bank Group Ltd. (South Africa, Banks)	2.5	2.3
AngloGold Ashanti Ltd. (South Africa, Metals & Mining)	2.2	1.4
FirstRand Ltd. (South Africa, Diversified Financial Services)	2.2	2.1
	37.0
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	36.7	34.2
Energy	18.7	23.2
Telecommunication Services	10.8	11.7
Consumer Discretionary	9.6	7.1
Consumer Staples	8.4	10.0
Materials	8.1	6.8
Health Care	2.6	2.2
Industrials	2.5	2.7
Information Technology	0.3	0.4
Utilities	0.0	0.8

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
Austria - 0.2%
CA Immobilien Anlagen AG	14,000	$ 266,676
Bangladesh - 1.3%
Grameenphone Ltd.	249,200	863,529
Olympic Industries Ltd.	115,000	356,115
Prime Bank Ltd.	1,468,750	425,862
TOTAL BANGLADESH		1,645,506
Bermuda - 0.1%
Aquarius Platinum Ltd. (a)	194,300	72,951
Aquarius Platinum Ltd. rights 5/14/14 (a)	388,600	55,406
TOTAL BERMUDA		128,357
Botswana - 0.2%
First National Bank of Botswana Ltd.	650,000	259,290
Canada - 0.3%
Africa Oil Corp. (a)	46,600	351,610
Croatia - 0.2%
Ledo d.d.	163	256,013
Czech Republic - 2.3%
Komercni Banka A/S	7,391	1,703,069
Philip Morris CR A/S	2,400	1,267,336
TOTAL CZECH REPUBLIC		2,970,405
Estonia - 0.4%
Tallinna Kaubamaja AS	70,900	491,816
Greece - 1.9%
Fourlis Holdings SA (a)	60,000	483,630
Intralot SA	40,400	117,142
Jumbo SA	53,036	857,201
Karelia Tobacco Co., Inc.	1,970	574,083
Sarantis SA	37,800	372,337
TOTAL GREECE		2,404,393
Israel - 0.3%
Teva Pharmaceutical Industries Ltd.	8,200	401,964
Kenya - 1.8%
British American Tobacco Kenya Ltd.	51,700	344,033
Kenya Commercial Bank Ltd.	756,500	426,026
Safaricom Ltd.	8,011,744	1,206,227
Uchumi Supermarket Ltd. (a)	2,137,200	348,790
TOTAL KENYA		2,325,076
Common Stocks - continued
	Shares	Value
Kuwait - 0.9%
Gulf Bank (a)	190,000	$ 256,848
Kuwait Food Co. (Americana)	86,000	850,516
TOTAL KUWAIT		1,107,364
Lithuania - 0.5%
Apranga AB	163,766	631,618
Luxembourg - 0.3%
Pegas NONWOVENS SA	14,200	427,158
Netherlands - 0.4%
Fortuna Entertainment Group NV	80,000	532,402
Nigeria - 1.0%
FBN Holdings PLC	6,000,000	528,852
Zenith Bank PLC	5,170,159	730,548
TOTAL NIGERIA		1,259,400
Oman - 0.6%
National Bank of Oman (a)	911,343	691,200
Pakistan - 1.0%
Indus Motor Co. Ltd.	72,000	347,410
MCB Bank Ltd.	100,000	286,518
Pak Suzuki Motors	167,200	358,467
Pakistan Petroleum Ltd.	120,000	282,125
TOTAL PAKISTAN		1,274,520
Poland - 6.6%
Amica Wronki SA	10,200	317,355
Bank Handlowy w Warszawie SA	63,700	2,366,935
Bank Polska Kasa Opieki SA	60,700	3,886,412
Colian SA	171,300	178,788
Orbis SA	20,000	258,947
Powszechny Zaklad Ubezpieczen SA	9,400	1,332,545
TOTAL POLAND		8,340,982
Qatar - 2.5%
Commercial Bank of Qatar (a)	47,436	889,869
Industries Qatar QSC (a)	16,528	808,049
Qatar National Bank SAQ (a)	29,310	1,529,560
TOTAL QATAR		3,227,478
Romania - 1.7%
Banca Transilvania SA (a)	1,435,000	805,327
Common Stocks - continued
	Shares	Value
Romania - continued
Bursa de Valori Bucuresti	61,814	$ 551,099
SNP Petrom SA	5,713,372	813,209
TOTAL ROMANIA		2,169,635
Russia - 18.0%
Gazprom OAO	886,200	3,203,255
Gazprom OAO sponsored ADR (Reg. S)	450,000	3,245,400
LUKOIL Oil Co.	11,000	580,522
LUKOIL Oil Co. sponsored ADR (United Kingdom)	91,795	4,851,366
Magnit OJSC	6,500	1,289,381
Megafon OJSC GDR	85,200	2,215,200
Moscow Exchange MICEX-RTS OAO	256,900	380,681
NOVATEK OAO GDR (Reg. S)	16,450	1,699,285
Sberbank (Savings Bank of the Russian Federation)	2,244,200	4,567,144
Vozrozhdenie Bank	85,700	876,365
TOTAL RUSSIA		22,908,599
Slovenia - 0.2%
Krka dd Novo mesto	3,500	308,581
South Africa - 39.1%
Anglo American Platinum Ltd. (a)	25,400	1,207,167
AngloGold Ashanti Ltd.	154,900	2,800,149
Aspen Pharmacare Holdings Ltd.	64,400	1,713,803
Cashbuild Ltd.	60,400	720,517
Clicks Group Ltd.	312,786	1,907,250
DRDGOLD Ltd.	3,629,414	1,155,717
DRDGOLD Ltd. sponsored ADR (d)	28,300	91,126
FirstRand Ltd.	757,600	2,783,976
Harmony Gold Mining Co. Ltd. (a)	453,800	1,491,402
Holdsport Ltd.	130,400	484,763
Hulamin Ltd. (a)	876,800	608,397
KAP Industrial Holdings Ltd.	350,000	136,400
Metrofile Holdings Ltd.	789,700	382,821
MTN Group Ltd.	395,650	7,928,043
Nampak Ltd.	719,800	2,682,017
Naspers Ltd. Class N	58,900	5,553,804
Pick 'n Pay Stores Ltd. (e)	23,000	131,151
Pioneer Foods Ltd.	147,900	1,321,477
Raubex Group Ltd.	569,700	1,177,793
Remgro Ltd.	136,200	2,740,053
RMB Holdings Ltd.	178,000	852,904
Sasol Ltd.	78,300	4,388,271
Common Stocks - continued
	Shares	Value
South Africa - continued
Shoprite Holdings Ltd.	114,100	$ 1,905,445
Standard Bank Group Ltd.	245,763	3,225,603
Telkom SA Ltd. (a)	180,000	643,315
Vodacom Group Ltd.	86,000	1,025,493
Zeder Investments Ltd.	1,556,380	647,968
TOTAL SOUTH AFRICA		49,706,825
Sri Lanka - 0.9%
Chevron Lubricants Lanka Ltd.	200,000	411,819
Hatton National Bank PLC	488,700	590,675
People's Leasing & Finance PLC	1,273,654	149,165
TOTAL SRI LANKA		1,151,659
Turkey - 2.3%
Koc Holding A/S	261,850	1,169,399
Turkiye Garanti Bankasi A/S	480,000	1,768,176
TOTAL TURKEY		2,937,575
United Arab Emirates - 5.2%
Aldar Properties PJSC (a)	1,049,217	1,148,356
Dubai Financial Market PJSC (a)	1,866,407	1,844,582
Emaar Properties PJSC	372,466	1,105,346
First Gulf Bank PJSC	256,652	1,212,353
National Bank of Abu Dhabi PJSC (a)	63,260	245,431
SHUAA Capital PSC (a)	2,426,172	1,037,066
TOTAL UNITED ARAB EMIRATES		6,593,134
United Kingdom - 4.4%
Abdullah Al-Othaim Markets Co. (HSBC Warrant Program) warrants 8/13/14 (a)	24,974	585,720
Alabama Noor Hospitals Group PLC	30,100	507,192
Aldrees Petoleum & Transport (HSBC Warrant Program) warrants 2/7/17 (a)	48,399	656,857
Fawaz Abdulaziz Alhokair & Co. (HSBC Warrant Program) warrants 2/23/15 (a)	10,000	507,886
Halwani Bros CO (HSBC Warrant Program) warrants 5/4/15 (a)	17,726	362,465
Herfy Food Services Co. Ltd. (HSBC Warrant Program) warrants 10/8/15 (a)	18,000	692,317
NMC Health PLC	67,200	499,226
Saudi Pharmaceutical Industries & Medical Appliances Corp. (HSBC Warrant Program) warrants 1/7/16 (a)	12,239	159,675
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Saudi Vitrified Clay Pipe Co. (HSBC Warrant Program) warrants 5/4/15 (a)	2,800	$ 76,151
Saudia Dairy & Foodstuff Co. (HSBC Warrant Program) warrants 6/26/15 (a)	19,000	509,646
The Savola Group (HSBC Warrant Program) warrants 2/2/15 (a)	19,000	354,725
United International Transportation CO (HSBC Warrant Program) warrants 2/23/15 (a)	30,666	637,613
TOTAL UNITED KINGDOM		5,549,473
TOTAL COMMON STOCKS (Cost $109,055,495)		120,318,709
Nonconvertible Preferred Stocks - 3.1%

Russia - 3.1%
Surgutneftegas	3,429,300	2,387,274
Tatneft OAO	467,700	1,599,829
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,394,463)		3,987,103
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.11% (b)	2,111,739	2,111,739
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	61,250	61,250
TOTAL MONEY MARKET FUNDS (Cost $2,172,989)		2,172,989
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $114,622,947)		126,478,801
NET OTHER ASSETS (LIABILITIES) - 0.6%		768,104
NET ASSETS - 100%		$ 127,246,905
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 790
Fidelity Securities Lending Cash Central Fund	5,037
Total	$ 5,827
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,940,930	$ 11,940,930	$ -	$ -
Consumer Staples	10,744,015	10,744,015	-	-
Energy	23,813,965	19,425,694	4,388,271	-
Financials	46,655,535	40,344,304	6,311,231	-
Health Care	3,430,766	3,028,802	401,964	-
Industrials	3,291,641	3,291,641	-	-
Information Technology	382,821	382,821	-	-
Materials	10,164,332	4,717,064	5,447,268	-
Telecommunication Services	13,881,807	13,881,807	-	-
Money Market Funds	2,172,989	2,172,989	-	-
Total Investments in Securities:	$ 126,478,801	$ 109,930,067	$ 16,548,734	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 1,965,445
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $56,350) - See accompanying schedule: Unaffiliated issuers (cost $112,449,958)	$ 124,305,812
Fidelity Central Funds (cost $2,172,989)	2,172,989
Total Investments (cost $114,622,947)		$ 126,478,801
Foreign currency held at value (cost $344,788)		338,940
Receivable for investments sold		718,346
Receivable for fund shares sold		549,079
Dividends receivable		241,577
Distributions receivable from Fidelity Central Funds		4,884
Prepaid expenses		88
Receivable from investment adviser for expense reductions		18,125
Other receivables		1,893
Total assets		128,351,733

Liabilities
Payable for investments purchased
Regular delivery	$ 199,549
Delayed delivery	128,427
Payable for fund shares redeemed	489,560
Accrued management fee	85,323
Distribution and service plan fees payable	8,772
Other affiliated payables	34,356
Other payables and accrued expenses	97,591
Collateral on securities loaned, at value	61,250
Total liabilities		1,104,828

Net Assets		$ 127,246,905
Net Assets consist of:
Paid in capital		$ 121,135,964
Undistributed net investment income		501,574
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,221,805)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,831,172
Net Assets		$ 127,246,905

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,109,176 ÷ 1,116,218 shares)	$ 9.06

Maximum offering price per share (100/94.25 of $9.06)	$ 9.61
Class T: Net Asset Value and redemption price per share ($2,435,234 ÷ 269,482 shares)	$ 9.04

Maximum offering price per share (100/96.50 of $9.04)	$ 9.37
Class B: Net Asset Value and offering price per share ($307,035 ÷ 33,735 shares)A	$ 9.10

Class C: Net Asset Value and offering price per share ($6,408,650 ÷ 713,313 shares)A	$ 8.98

Emerging Europe, Middle East, Africa (EMEA): Net Asset Value, offering price and redemption price per share ($102,474,211 ÷ 11,280,094 shares)	$ 9.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,512,599 ÷ 607,375 shares)	$ 9.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 1,686,010
Income from Fidelity Central Funds		5,037
Income before foreign taxes withheld		1,691,047
Less foreign taxes withheld		(193,507)
Total income		1,497,540

Expenses
Management fee	$ 528,014
Transfer agent fees	178,613
Distribution and service plan fees	54,228
Accounting and security lending fees	34,166
Custodian fees and expenses	91,258
Independent trustees' compensation	264
Registration fees	72,699
Audit	32,034
Legal	313
Miscellaneous	677
Total expenses before reductions	992,266
Expense reductions	(20,118)	972,148
Net investment income (loss)		525,392
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,830,893)
Foreign currency transactions	(26,474)
Total net realized gain (loss)		(3,857,367)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $25,761)	(1,609,293)
Assets and liabilities in foreign currencies	(9,757)
Total change in net unrealized appreciation (depreciation)		(1,619,050)
Net gain (loss)		(5,476,417)
Net increase (decrease) in net assets resulting from operations		$ (4,951,025)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 525,392	$ 2,849,848
Net realized gain (loss)	(3,857,367)	425,876
Change in net unrealized appreciation (depreciation)	(1,619,050)	11,151,522
Net increase (decrease) in net assets resulting from operations	(4,951,025)	14,427,246
Distributions to shareholders from net investment income	(1,921,556)	(2,689,985)
Distributions to shareholders from net realized gain	-	(1,184,624)
Total distributions	(1,921,556)	(3,874,609)
Share transactions - net increase (decrease)	(7,924,158)	(9,097,663)
Redemption fees	28,783	52,524
Total increase (decrease) in net assets	(14,767,956)	1,507,498

Net Assets
Beginning of period	142,014,861	140,507,363
End of period (including undistributed net investment income of $501,574 and undistributed net investment income of $1,897,738, respectively)	$ 127,246,905	$ 142,014,861

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.49	$ 8.71	$ 8.34	$ 8.97	$ 7.26	$ 4.75
Income from Investment Operations
Net investment income (loss) E	.03	.16	.18	.16 H	.07	.05
Net realized and unrealized gain (loss)	(.34)	.85	.34	(.70)	1.70	2.48
Total from investment operations	(.31)	1.01	.52	(.54)	1.77	2.53
Distributions from net investment income	(.12)	(.15)	(.15)	(.08)	(.04)	(.03)
Distributions from net realized gain	-	(.07)	-	(.02)	(.02)	-
Total distributions	(.12)	(.23) L	(.15)	(.10)	(.07) K	(.03)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	.01
Net asset value, end of period	$ 9.06 J	$ 9.49 J	$ 8.71 J	$ 8.34	$ 8.97	$ 7.26
Total Return B,C,D	(3.26)%	11.75%	6.38%	(6.05)%	24.66%	53.78%
Ratios to Average Net Assets F,I
Expenses before reductions	1.65% A	1.64%	1.62%	1.60%	1.69%	1.87%
Expenses net of fee waivers, if any	1.65% A	1.63%	1.62%	1.56%	1.50%	1.50%
Expenses net of all reductions	1.65% A	1.62%	1.60%	1.51%	1.38%	1.39%
Net investment income (loss)	.62% A	1.82%	2.09%	1.70% H	.95%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,109	$ 10,883	$ 8,934	$ 10,260	$ 10,045	$ 4,817
Portfolio turnover rate G	34% A	64%	30%	53%	96%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.024 per share.

L Total distributions of $.23 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.074 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.46	$ 8.68	$ 8.31	$ 8.96	$ 7.25	$ 4.75
Income from Investment Operations
Net investment income (loss) E	.02	.14	.15	.13 H	.06	.04
Net realized and unrealized gain (loss)	(.34)	.84	.35	(.71)	1.69	2.47
Total from investment operations	(.32)	.98	.50	(.58)	1.75	2.51
Distributions from net investment income	(.10)	(.12)	(.13)	(.07)	(.03)	(.02)
Distributions from net realized gain	-	(.07)	-	(.02)	(.02)	-
Total distributions	(.10)	(.20) L	(.13)	(.08) K	(.05)	(.02)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	.01
Net asset value, end of period	$ 9.04	$ 9.46	$ 8.68	$ 8.31	$ 8.96	$ 7.25
Total Return B,C,D	(3.35)%	11.42%	6.14%	(6.42)%	24.44%	53.20%
Ratios to Average Net Assets F,I
Expenses before reductions	1.98% A	1.93%	1.89%	1.87%	1.95%	2.15%
Expenses net of fee waivers, if any	1.90% A	1.90%	1.89%	1.84%	1.75%	1.75%
Expenses net of all reductions	1.90% A	1.88%	1.86%	1.78%	1.62%	1.64%
Net investment income (loss)	.37% A	1.55%	1.82%	1.42% H	.70%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,435	$ 3,465	$ 3,336	$ 3,502	$ 3,114	$ 1,560
Portfolio turnover rate G	34% A	64%	30%	53%	96%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

L Total distributions of $.20 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.074 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.50	$ 8.69	$ 8.29	$ 8.93	$ 7.23	$ 4.73
Income from Investment Operations
Net investment income (loss) E	(.01)	.09	.11	.09 H	.02	.01
Net realized and unrealized gain (loss)	(.34)	.85	.35	(.71)	1.68	2.48
Total from investment operations	(.35)	.94	.46	(.62)	1.70	2.49
Distributions from net investment income	(.05)	(.06)	(.06)	(.02)	-	-
Distributions from net realized gain	-	(.07)	-	(.01)	(.01)	-
Total distributions	(.05)	(.13)	(.06)	(.03)	(.01)	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	.01
Net asset value, end of period	$ 9.10	$ 9.50	$ 8.69	$ 8.29	$ 8.93	$ 7.23
Total Return B,C,D	(3.70)%	10.94%	5.56%	(6.85)%	23.72%	52.85%
Ratios to Average Net Assets F,I
Expenses before reductions	2.46% A	2.42%	2.38%	2.37%	2.47%	2.68%
Expenses net of fee waivers, if any	2.40% A	2.40%	2.38%	2.33%	2.25%	2.25%
Expenses net of all reductions	2.40% A	2.38%	2.35%	2.27%	2.12%	2.14%
Net investment income (loss)	(.13)% A	1.05%	1.33%	.93% H	.20%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 307	$ 388	$ 441	$ 539	$ 822	$ 782
Portfolio turnover rate G	34% A	64%	30%	53%	96%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.39	$ 8.62	$ 8.24	$ 8.90	$ 7.23	$ 4.73
Income from Investment Operations
Net investment income (loss) E	(.01)	.09	.11	.08 H	.02	.01
Net realized and unrealized gain (loss)	(.34)	.83	.35	(.69)	1.67	2.48
Total from investment operations	(.35)	.92	.46	(.61)	1.69	2.49
Distributions from net investment income	(.06)	(.08)	(.08)	(.05)	(.01)	-
Distributions from net realized gain	-	(.07)	-	(.02)	(.02)	-
Total distributions	(.06)	(.15)	(.08)	(.06) K	(.03)	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	.01
Net asset value, end of period	$ 8.98	$ 9.39	$ 8.62	$ 8.24	$ 8.90	$ 7.23
Total Return B,C,D	(3.70)%	10.83%	5.68%	(6.79)%	23.61%	52.85%
Ratios to Average Net Assets F,I
Expenses before reductions	2.45% A	2.42%	2.37%	2.36%	2.45%	2.61%
Expenses net of fee waivers, if any	2.40% A	2.40%	2.37%	2.33%	2.25%	2.25%
Expenses net of all reductions	2.40% A	2.38%	2.35%	2.27%	2.13%	2.14%
Net investment income (loss)	(.13)% A	1.05%	1.34%	.93% H	.20%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,409	$ 6,782	$ 7,770	$ 6,650	$ 5,151	$ 2,677
Portfolio turnover rate G	34% A	64%	30%	53%	96%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.06 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Europe, Middle East, Africa (EMEA)

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.52	$ 8.75	$ 8.37	$ 9.00	$ 7.28	$ 4.76
Income from Investment Operations
Net investment income (loss) D	.04	.18	.20	.18 G	.09	.07
Net realized and unrealized gain (loss)	(.35)	.84	.35	(.71)	1.70	2.48
Total from investment operations	(.31)	1.02	.55	(.53)	1.79	2.55
Distributions from net investment income	(.13)	(.18)	(.17)	(.09)	(.05)	(.04)
Distributions from net realized gain	-	(.07)	-	(.02)	(.02)	-
Total distributions	(.13)	(.25)	(.17)	(.11)	(.08) J	(.04)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 9.08	$ 9.52	$ 8.75	$ 8.37	$ 9.00	$ 7.28
Total Return B,C	(3.21)%	11.90%	6.81%	(5.91)%	24.92%	54.15%
Ratios to Average Net Assets E,H
Expenses before reductions	1.43% A	1.40%	1.37%	1.35%	1.45%	1.61%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.37%	1.31%	1.25%	1.25%
Expenses net of all reductions	1.40% A	1.38%	1.34%	1.25%	1.12%	1.14%
Net investment income (loss)	.87% A	2.05%	2.34%	1.95% G	1.21%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,474	$ 110,265	$ 111,441	$ 114,117	$ 140,270	$ 104,141
Portfolio turnover rate F	34% A	64%	30%	53%	96%	58%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.51%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.52	$ 8.75	$ 8.37	$ 9.00	$ 7.28	$ 4.76
Income from Investment Operations
Net investment income (loss) D	.04	.19	.21	.19 G	.09	.06
Net realized and unrealized gain (loss)	(.34)	.84	.35	(.72)	1.70	2.49
Total from investment operations	(.30)	1.03	.56	(.53)	1.79	2.55
Distributions from net investment income	(.14)	(.19)	(.18)	(.09)	(.05)	(.04)
Distributions from net realized gain	-	(.07)	-	(.02)	(.02)	-
Total distributions	(.14)	(.26)	(.18)	(.11)	(.08) J	(.04)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 9.08	$ 9.52	$ 8.75	$ 8.37	$ 9.00	$ 7.28
Total Return B,C	(3.09)%	12.05%	6.93%	(5.91)%	24.95%	54.15%
Ratios to Average Net Assets E,H
Expenses before reductions	1.32% A	1.30%	1.28%	1.26%	1.34%	1.60%
Expenses net of fee waivers, if any	1.32% A	1.30%	1.28%	1.24%	1.25%	1.25%
Expenses net of all reductions	1.32% A	1.28%	1.25%	1.19%	1.13%	1.14%
Net investment income (loss)	.95% A	2.15%	2.43%	2.02% G	1.20%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,513	$ 10,231	$ 8,586	$ 7,633	$ 7,171	$ 4,235
Portfolio turnover rate F	34% A	64%	30%	53%	96%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.58%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Europe, Middle East, Africa (EMEA) and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014 including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 22,835,527
Gross unrealized depreciation	(11,351,006)
Net unrealized appreciation (depreciation) on securities and other investments	$ 11,484,521

Tax cost	$ 114,994,280

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (1,624,705)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $22,295,589 and $33,864,778, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 12,911	$ 1,144
Class T	.25%	.25%	6,900	77
Class B	.75%	.25%	1,744	1,310
Class C	.75%	.25%	32,673	5,588
			$ 54,228	$ 8,119

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,488
Class T	1,102
Class B*	445
Class C*	233
$ 5,268

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,983.25
Class T	4,503.33
Class B	530.30
Class C	9,889.30
Emerging Europe, Middle East, Africa (EMEA)	143,841.28
Institutional Class	6,867.17
	$ 178,613

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,549.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $125 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,037. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.65%	$ 184
Class T	1.90%	1,039
Class B	2.40%	88
Class C	2.40%	1,794
Emerging Europe, Middle East, Africa (EMEA)	1.40%	15,282
		$ 18,387

Semiannual Report

8. Expense Reductions - continued

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $774 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $957.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 138,741	$ 155,525
Class T	39,254	46,756
Class B	1,980	2,757
Class C	46,648	69,716
Emerging Europe, Middle East, Africa (EMEA)	1,537,065	2,222,632
Institutional Class	157,868	192,599
Total	$ 1,921,556	$ 2,689,985
From net realized gain
Class A	$ -	$ 76,218
Class T	-	28,360
Class B	-	3,579
Class C	-	66,141
Emerging Europe, Middle East, Africa (EMEA)	-	934,516
Institutional Class	-	75,810
Total	$ -	$ 1,184,624

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	153,282	422,392	$ 1,380,628	$ 3,786,551
Reinvestment of distributions	11,698	20,821	104,929	182,599
Shares redeemed	(195,564)	(321,728)	(1,735,543)	(2,828,311)
Net increase (decrease)	(30,584)	121,485	$ (249,986)	$ 1,140,839

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class T
Shares sold	70,156	88,958	$ 632,545	$ 793,473
Reinvestment of distributions	4,323	8,485	38,735	74,325
Shares redeemed	(171,167)	(115,399)	(1,541,411)	(1,019,893)
Net increase (decrease)	(96,688)	(17,956)	$ (870,131)	$ (152,095)
Class B
Shares sold	2,695	10,659	$ 24,287	$ 95,440
Reinvestment of distributions	219	679	1,978	5,999
Shares redeemed	(10,049)	(21,228)	(90,258)	(189,688)
Net increase (decrease)	(7,135)	(9,890)	$ (63,993)	$ (88,249)
Class C
Shares sold	126,456	249,509	$ 1,132,646	$ 2,176,685
Reinvestment of distributions	3,905	12,615	34,875	110,128
Shares redeemed	(139,234)	(441,523)	(1,239,001)	(3,878,247)
Net increase (decrease)	(8,873)	(179,399)	$ (71,480)	$ (1,591,434)
Emerging Europe, Middle East, Africa (EMEA)
Shares sold	1,802,043	4,724,612	$ 16,246,264	$ 42,683,733
Reinvestment of distributions	162,803	341,639	1,463,600	2,999,595
Shares redeemed	(2,265,243)	(6,228,497)	(20,318,124)	(55,025,066)
Net increase (decrease)	(300,397)	(1,162,246)	$ (2,608,260)	$ (9,341,738)
Institutional Class
Shares sold	258,645	478,817	$ 2,334,832	$ 4,308,546
Reinvestment of distributions	8,639	10,415	77,579	91,338
Shares redeemed	(734,528)	(396,145)	(6,472,719)	(3,464,870)
Net increase (decrease)	(467,244)	93,087	$ (4,060,308)	$ 935,014

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

AEMEI-USAN-0614
1.861983.105

Fidelity®
Global Commodity Stock
Fund

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.36%
Actual		$ 1,000.00	$ 1,044.50	$ 6.89
Hypothetical A		$ 1,000.00	$ 1,018.05	$ 6.81
Class T	1.63%
Actual		$ 1,000.00	$ 1,043.50	$ 8.26
Hypothetical A		$ 1,000.00	$ 1,016.71	$ 8.15
Class B	2.12%
Actual		$ 1,000.00	$ 1,041.00	$ 10.73
Hypothetical A		$ 1,000.00	$ 1,014.28	$ 10.59
Class C	2.12%
Actual		$ 1,000.00	$ 1,040.80	$ 10.73
Hypothetical A		$ 1,000.00	$ 1,014.28	$ 10.59
Global Commodity Stock	1.12%
Actual		$ 1,000.00	$ 1,046.00	$ 5.68
Hypothetical A		$ 1,000.00	$ 1,019.24	$ 5.61
Institutional Class	1.07%
Actual		$ 1,000.00	$ 1,046.00	$ 5.43
Hypothetical A		$ 1,000.00	$ 1,019.49	$ 5.36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	7.4	6.3
BHP Billiton PLC	7.0	5.3
Syngenta AG (Switzerland)	4.0	4.4
Rio Tinto PLC	3.6	3.3
Potash Corp. of Saskatchewan, Inc.	3.4	3.4
Bunge Ltd.	3.3	3.1
Chevron Corp.	3.2	3.3
Peabody Energy Corp.	3.2	3.3
Archer Daniels Midland Co.	3.0	3.1
Anadarko Petroleum Corp.	2.4	1.2
	40.5
Top Sectors (% of fund's net assets)
As of April 30, 2014
Agriculture 33.1%
Energy 32.2%
Metals 31.3%
Other 2.6%
Short-Term Investments and Net Other Assets 0.8%

As of October 31, 2013
Energy 33.6%
Agriculture 32.5%
Metals 30.9%
Other 2.5%
Short-Term Investments and Net Other Assets 0.5%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CHEMICALS - 22.5%
Commodity Chemicals - 0.1%
Axiall Corp.	2,500	$ 116,500
Cabot Corp.	2,800	161,840
LyondellBasell Industries NV Class A	1,300	120,250
		398,590
Diversified Chemicals - 0.4%
Eastman Chemical Co.	4,200	366,114
Huntsman Corp.	45,600	1,142,280
		1,508,394
Fertilizers & Agricultural Chemicals - 21.9%
Agrium, Inc.	65,100	6,252,522
CF Industries Holdings, Inc.	28,072	6,882,412
China BlueChemical Ltd. (H Shares)	906,000	486,132
Intrepid Potash, Inc. (a)(d)	195,600	3,188,280
Israel Corp. Ltd. (Class A) (a)	1,300	732,929
Monsanto Co.	261,000	28,892,701
Potash Corp. of Saskatchewan, Inc. (d)	367,800	13,295,229
Syngenta AG (Switzerland)	39,812	15,765,220
Taiwan Fertilizer Co. Ltd.	166,000	330,179
The Mosaic Co.	159,759	7,994,340
Yara International ASA	29,700	1,401,985
		85,221,929
Specialty Chemicals - 0.1%
Chemtura Corp. (a)	5,000	111,500
W.R. Grace & Co. (a)	1,300	119,730
		231,230
TOTAL CHEMICALS		87,360,143
CONSTRUCTION & ENGINEERING - 0.2%
Construction & Engineering - 0.2%
Boart Longyear Ltd. (d)	2,775,000	734,723
CONSTRUCTION MATERIALS - 0.1%
Construction Materials - 0.1%
Grasim Industries Ltd.	7,900	348,987
PT Indocement Tunggal Prakarsa Tbk	36,500	69,297
		418,284
Common Stocks - continued
	Shares	Value
CONTAINERS & PACKAGING - 0.8%
Paper Packaging - 0.8%
Rock-Tenn Co. Class A	26,400	$ 2,524,104
Smurfit Kappa Group PLC	22,800	507,212
		3,031,316
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
SolarCity Corp. (a)	2,000	106,500
ENERGY EQUIPMENT & SERVICES - 1.3%
Oil & Gas Drilling - 0.9%
Ensco PLC Class A	22,400	1,130,080
Noble Corp.	18,300	563,823
Ocean Rig UDW, Inc. (United States) (a)	21,947	362,126
Odfjell Drilling A/S	64,398	364,008
Vantage Drilling Co. (a)	697,582	1,164,962
		3,584,999
Oil & Gas Equipment & Services - 0.4%
Cameron International Corp. (a)	9,100	591,136
Ezion Holdings Ltd.	129,000	233,573
FMC Technologies, Inc. (a)	1,500	85,050
Halliburton Co.	500	31,535
National Oilwell Varco, Inc.	3,500	274,855
Oceaneering International, Inc.	1,600	117,248
Technip SA	1,300	146,268
		1,479,665
TOTAL ENERGY EQUIPMENT & SERVICES		5,064,664
FOOD & STAPLES RETAILING - 0.0%
Food Distributors - 0.0%
Andersons, Inc.	1,900	118,351
FOOD PRODUCTS - 7.5%
Agricultural Products - 7.5%
Archer Daniels Midland Co.	264,300	11,557,839
Bunge Ltd.	159,600	12,712,140
China Agri-Industries Holdings Ltd.	2,275,300	909,774
First Resources Ltd.	800,000	1,639,946
Golden Agri-Resources Ltd.	3,021,000	1,469,897
Common Stocks - continued
	Shares	Value
FOOD PRODUCTS - CONTINUED
Agricultural Products - continued
IOI Corp. Bhd	386,400	$ 592,184
Kernel Holding SA (a)	17,300	160,163
		29,041,943
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Dynegy, Inc. (a)	4,100	116,645
MACHINERY - 0.5%
Construction Machinery & Heavy Trucks - 0.3%
Caterpillar, Inc.	4,800	505,920
Manitowoc Co., Inc.	12,000	381,360
Samsung Heavy Industries Co. Ltd.	12,600	343,936
		1,231,216
Industrial Machinery - 0.2%
Valmont Industries, Inc.	5,000	744,550
TOTAL MACHINERY		1,975,766
METALS & MINING - 29.4%
Aluminum - 0.1%
Alcoa, Inc.	39,500	532,065
Diversified Metals & Mining - 18.7%
Anglo American PLC (United Kingdom)	212,651	5,684,828
Antofagasta PLC	21,900	291,001
BHP Billiton PLC	833,564	27,061,144
Copper Mountain Mining Corp. (a)	319,731	679,689
First Quantum Minerals Ltd.	230,424	4,589,349
Freeport-McMoRan Copper & Gold, Inc.	169,700	5,832,589
Glencore Xstrata PLC	1,581,552	8,504,881
Grupo Mexico SA de CV Series B	482,911	1,450,274
Iluka Resources Ltd.	17,814	147,122
Ivanhoe Mines Ltd. (a)	30,000	49,805
Korea Zinc Co. Ltd.	1,494	492,408
Mitsubishi Materials Corp.	224,000	648,545
Norilsk Nickel OJSC sponsored ADR	81,600	1,471,248
Rio Tinto PLC	259,887	14,129,472
Teck Resources Ltd. Class B (sub. vtg.)	76,600	1,745,785
		72,778,140
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - 6.4%
Agnico Eagle Mines Ltd. (Canada)	26,900	$ 794,446
AngloGold Ashanti Ltd. sponsored ADR	66,000	1,194,600
Argonaut Gold, Inc. (a)	153,700	567,935
B2Gold Corp. (a)	685,680	1,970,614
Barrick Gold Corp.	136,500	2,382,414
Compania de Minas Buenaventura SA sponsored ADR	32,800	426,400
Detour Gold Corp. (a)	44,600	443,945
Eldorado Gold Corp.	211,150	1,286,877
Franco-Nevada Corp.	29,900	1,441,191
Gold Fields Ltd. sponsored ADR	128,600	543,978
Goldcorp, Inc.	127,510	3,149,214
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	76,500	251,685
Kinross Gold Corp. (a)	156,705	636,228
New Gold, Inc. (a)	225,000	1,137,266
Newcrest Mining Ltd.	140,324	1,363,576
Newmont Mining Corp.	79,300	1,969,019
Premier Gold Mines Ltd. (a)	661,400	1,231,017
Pretium Resources, Inc. (a)(d)	62,300	403,567
Randgold Resources Ltd. sponsored ADR	21,000	1,681,470
Romarco Minerals, Inc. (a)	455,700	365,874
Royal Gold, Inc.	3,000	198,600
Torex Gold Resources, Inc. (a)	374,800	417,185
Yamana Gold, Inc.	118,700	889,126
		24,746,227
Precious Metals & Minerals - 0.4%
Aquarius Platinum Ltd.:
rights 5/14/14 (a)	445,600	55,674
(United Kingdom) (a)	222,800	80,878
Fresnillo PLC	34,100	490,246
Impala Platinum Holdings Ltd. (a)	32,100	361,260
Tahoe Resources, Inc. (a)	17,553	390,600
		1,378,658
Silver - 0.4%
Silver Wheaton Corp.	77,500	1,718,922
Steel - 3.4%
African Minerals Ltd. (a)	181,100	380,683
ArcelorMittal SA Class A unit (d)	152,500	2,478,125
Carpenter Technology Corp.	1,900	119,320
Commercial Metals Co.	3,900	74,880
Fortescue Metals Group Ltd.	221,593	1,039,592
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Hyundai Steel Co.	7,527	$ 491,794
JFE Holdings, Inc.	87,500	1,617,597
Jindal Steel & Power Ltd. (a)	50,655	214,369
Kumba Iron Ore Ltd. (f)	3,500	124,470
London Mining PLC (a)	396,186	387,974
Maanshan Iron & Steel Ltd. (H Shares) (a)	1,694,000	353,966
Nippon Steel & Sumitomo Metal Corp.	178,000	466,611
Nucor Corp.	6,700	346,725
POSCO	9,853	2,911,420
SunCoke Energy, Inc. (a)	5,200	108,524
Tata Steel Ltd.	72,817	483,696
Thyssenkrupp AG (a)	16,800	478,269
Walter Energy, Inc. (d)	23,600	169,920
Yamato Kogyo Co. Ltd.	35,100	1,010,754
		13,258,689
TOTAL METALS & MINING		114,412,701
OIL, GAS & CONSUMABLE FUELS - 30.4%
Coal & Consumable Fuels - 3.6%
Cameco Corp.	15,800	336,311
China Shenhua Energy Co. Ltd. (H Shares)	197,000	533,603
Coal India Ltd.	43,001	208,072
CONSOL Energy, Inc.	12,400	551,924
Peabody Energy Corp.	643,698	12,236,699
Whitehaven Coal Ltd. (a)	58,500	79,346
		13,945,955
Integrated Oil & Gas - 14.2%
BG Group PLC	265,550	5,371,288
Cenovus Energy, Inc.	40,500	1,206,446
Chevron Corp.	98,700	12,388,824
China Petroleum & Chemical Corp. (H Shares)	1,381,000	1,225,991
Eni SpA	8,427	218,254
Exxon Mobil Corp.	50,361	5,157,470
Gazprom OAO sponsored ADR	203,800	1,471,436
Hess Corp.	15,100	1,346,316
Imperial Oil Ltd.	3,700	180,671
Occidental Petroleum Corp.	39,900	3,820,425
PetroChina Co. Ltd. (H Shares)	854,000	985,324
PTT PCL (For. Reg.)	42,600	412,046
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Repsol YPF SA	29,709	$ 799,606
Royal Dutch Shell PLC Class A (United Kingdom) (d)	203,950	8,063,006
Statoil ASA	27,100	826,155
Suncor Energy, Inc.	97,632	3,766,143
Total SA (a)	108,700	7,776,856
		55,016,257
Oil & Gas Exploration & Production - 12.5%
Anadarko Petroleum Corp.	95,900	9,496,018
Apache Corp.	20,200	1,753,360
Bonanza Creek Energy, Inc. (a)	8,500	413,270
Cabot Oil & Gas Corp.	136,600	5,365,648
Canadian Natural Resources Ltd.	56,800	2,314,391
Chesapeake Energy Corp.	13,000	373,750
Cimarex Energy Co.	4,600	547,952
CNOOC Ltd. sponsored ADR (d)	6,300	1,040,697
Cobalt International Energy, Inc. (a)	16,900	304,200
Concho Resources, Inc. (a)	5,400	704,430
ConocoPhillips Co.	68,200	5,067,942
Continental Resources, Inc. (a)	2,800	387,856
Denbury Resources, Inc.	27,100	455,822
Devon Energy Corp.	20,400	1,428,000
Encana Corp.	11,400	264,081
Energen Corp.	4,300	335,013
EOG Resources, Inc.	44,200	4,331,600
EQT Corp.	8,000	871,920
INPEX Corp.	61,700	898,025
Kosmos Energy Ltd. (a)	5,000	54,600
Marathon Oil Corp.	40,100	1,449,615
Murphy Oil Corp.	9,500	602,585
Noble Energy, Inc.	26,100	1,873,458
Northern Oil & Gas, Inc. (a)	10,300	158,929
NOVATEK OAO GDR (Reg. S)	4,500	464,850
Oil & Natural Gas Corp. Ltd.	34,000	183,261
Oil Search Ltd. ADR	6,941	57,324
Ophir Energy PLC (a)	117,400	522,503
Pacific Rubiales Energy Corp.	37,874	618,189
Painted Pony Petroleum Ltd. (a)	2,200	22,722
Painted Pony Petroleum Ltd. (a)(e)	15,000	154,920
Penn West Petroleum Ltd.	25,800	233,272
Pioneer Natural Resources Co.	7,200	1,391,544
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
QEP Resources, Inc.	11,700	$ 359,073
Range Resources Corp.	6,600	596,970
Rosetta Resources, Inc. (a)	1,300	61,542
SM Energy Co.	4,500	333,585
Southwestern Energy Co. (a)	17,900	857,052
Talisman Energy, Inc.	55,400	572,676
Tullow Oil PLC	80,400	1,194,577
Whiting Petroleum Corp. (a)	6,500	479,180
		48,596,402
Oil & Gas Refining & Marketing - 0.0%
Phillips 66 Co.	1,500	124,830
Oil & Gas Storage & Transport - 0.1%
Access Midstream Partners LP	1,400	83,090
MPLX LP	400	21,652
Phillips 66 Partners LP	1,100	58,982
Valero Energy Partners LP	2,800	115,388
		279,112
TOTAL OIL, GAS & CONSUMABLE FUELS		117,962,556
PAPER & FOREST PRODUCTS - 3.6%
Forest Products - 0.3%
Boise Cascade Co. (a)	9,600	240,192
West Fraser Timber Co. Ltd.	16,900	755,531
		995,723
Paper Products - 3.3%
Empresas CMPC SA	521,159	1,160,071
International Paper Co.	179,800	8,387,670
Lee & Man Paper Manufacturing Ltd.	356,000	193,315
Mondi PLC	47,900	794,591
Nine Dragons Paper (Holdings) Ltd.	771,000	506,180
Stora Enso Oyj (R Shares)	184,200	1,877,014
		12,918,841
TOTAL PAPER & FOREST PRODUCTS		13,914,564
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Specialized REITs - 0.0%
Weyerhaeuser Co.	5,900	176,115
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 0.3%
Specialty Stores - 0.3%
Tsutsumi Jewelry Co. Ltd.	47,300	$ 1,071,057
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Trading Companies & Distributors - 0.1%
Daewoo International Corp.	4,400	154,390
Finning International, Inc.	4,400	118,827
		273,217
TOTAL COMMON STOCKS (Cost $401,274,429)		375,778,545
Nonconvertible Preferred Stocks - 2.5%

METALS & MINING - 1.9%
Steel - 1.9%
Gerdau SA sponsored	299,000	1,796,990
Vale SA (PN-A) sponsored ADR	467,900	5,553,973
		7,350,963
OIL, GAS & CONSUMABLE FUELS - 0.5%
Integrated Oil & Gas - 0.5%
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.)	144,700	2,141,560
PAPER & FOREST PRODUCTS - 0.1%
Paper Products - 0.1%
Fibria Celulose SA sponsored ADR (a)(d)	20,300	201,579
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,124,063)		9,694,102
Money Market Funds - 5.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	1,537,142	$ 1,537,142
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	20,178,104	20,178,104
TOTAL MONEY MARKET FUNDS (Cost $21,715,246)		21,715,246
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $439,113,738)		407,187,893
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(18,600,095)
NET ASSETS - 100%		$ 388,587,798
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $154,920 or 0.0% of net assets.

(f) Security or a portion of the security sold on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 182
Fidelity Securities Lending Cash Central Fund	103,357
Total	$ 103,539
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 375,778,545	$ 290,781,888	$ 84,996,657	$ -
Nonconvertible Preferred Stocks	9,694,102	9,694,102	-	-
Money Market Funds	21,715,246	21,715,246	-	-
Total Investments in Securities:	$ 407,187,893	$ 322,191,236	$ 84,996,657	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 5,175,234
Level 2 to Level 1	$ 4,614,734
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	42.2%
United Kingdom	16.9%
Canada	14.4%
Switzerland	4.0%
Bermuda	3.5%
Bailiwick of Jersey	2.6%
Brazil	2.5%
France	2.0%
Japan	1.5%
Korea (South)	1.2%
Others (Individually Less Than 1%)	9.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,566,783) - See accompanying schedule: Unaffiliated issuers (cost $417,398,492)	$ 385,472,647
Fidelity Central Funds (cost $21,715,246)	21,715,246
Total Investments (cost $439,113,738)		$ 407,187,893
Cash		52
Foreign currency held at value (cost $39,439)		39,511
Receivable for investments sold Regular delivery		2,676,006
Delayed delivery		128,674
Receivable for fund shares sold		1,074,190
Dividends receivable		899,155
Distributions receivable from Fidelity Central Funds		33,324
Prepaid expenses		117
Other receivables		11,026
Total assets		412,049,948

Liabilities
Payable for investments purchased	$ 2,182,498
Payable for fund shares redeemed	698,743
Accrued management fee	224,078
Distribution and service plan fees payable	37,344
Other affiliated payables	109,047
Other payables and accrued expenses	32,336
Collateral on securities loaned, at value	20,178,104
Total liabilities		23,462,150

Net Assets		$ 388,587,798
Net Assets consist of:
Paid in capital		$ 463,743,525
Undistributed net investment income		1,514,108
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(44,754,243)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(31,915,592)
Net Assets		$ 388,587,798

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($63,356,075 ÷ 4,329,327 shares)	$ 14.63

Maximum offering price per share (100/94.25 of $14.63)	$ 15.52
Class T: Net Asset Value and redemption price per share ($12,030,248 ÷ 823,431 shares)	$ 14.61

Maximum offering price per share (100/96.50 of $14.61)	$ 15.14
Class B: Net Asset Value and offering price per share ($2,004,972 ÷ 137,884 shares)A	$ 14.54

Class C: Net Asset Value and offering price per share ($21,138,142 ÷ 1,459,848 shares)A	$ 14.48

Global Commodity Stock: Net Asset Value, offering price and redemption price per share ($263,939,991 ÷ 17,978,155 shares)	$ 14.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,118,370 ÷ 1,778,990 shares)	$ 14.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 4,492,815
Income from Fidelity Central Funds		103,539
Income before foreign taxes withheld		4,596,354
Less foreign taxes withheld		(242,975)
Total income		4,353,379

Expenses
Management fee	$ 1,355,066
Transfer agent fees	569,069
Distribution and service plan fees	231,084
Accounting and security lending fees	101,277
Custodian fees and expenses	32,045
Independent trustees' compensation	773
Registration fees	78,858
Audit	26,016
Legal	917
Miscellaneous	1,615
Total expenses before reductions	2,396,720
Expense reductions	(13,244)	2,383,476
Net investment income (loss)		1,969,903
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,632,131)
Foreign currency transactions	(74,526)
Total net realized gain (loss)		(2,706,657)
Change in net unrealized appreciation (depreciation) on: Investment securities	17,260,323
Assets and liabilities in foreign currencies	(711)
Total change in net unrealized appreciation (depreciation)		17,259,612
Net gain (loss)		14,552,955
Net increase (decrease) in net assets resulting from operations		$ 16,522,858

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,969,903	$ 6,058,817
Net realized gain (loss)	(2,706,657)	(772,445)
Change in net unrealized appreciation (depreciation)	17,259,612	(21,248,344)
Net increase (decrease) in net assets resulting from operations	16,522,858	(15,961,972)
Distributions to shareholders from net investment income	(4,765,261)	(5,697,049)
Distributions to shareholders from net realized gain	(367,710)	-
Total distributions	(5,132,971)	(5,697,049)
Share transactions - net increase (decrease)	(37,872,422)	(152,423,209)
Redemption fees	3,819	18,199
Total increase (decrease) in net assets	(26,478,716)	(174,064,031)

Net Assets
Beginning of period	415,066,514	589,130,545
End of period (including undistributed net investment income of $1,514,108 and undistributed net investment income of $4,309,466, respectively)	$ 388,587,798	$ 415,066,514

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.17	$ 14.59	$ 15.14	$ 15.60	$ 13.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.16	.11	.12	.19 H	(.01)
Net realized and unrealized gain (loss)	.56	(.45)	(.59)	(.38)	2.20	3.29
Total from investment operations	.62	(.29)	(.48)	(.26)	2.39	3.28
Distributions from net investment income	(.15)	(.13)	(.05)	(.13)	- K	-
Distributions from net realized gain	(.01)	-	(.01)	(.06)	(.08)	-
Total distributions	(.16)	(.13)	(.07) M	(.20) L	(.08)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 14.63	$ 14.17	$ 14.59	$ 15.14	$ 15.60	$ 13.29
Total Return B, C, D	4.45%	(2.00)%	(3.19)%	(1.80)%	18.04%	32.90%
Ratios to Average Net Assets F, J
Expenses before reductions	1.37% A	1.36%	1.34%	1.32%	1.37%	1.65% A
Expenses net of fee waivers, if any	1.36% A	1.35%	1.34%	1.32%	1.37%	1.50% A
Expenses net of all reductions	1.36% A	1.34%	1.33%	1.31%	1.36%	1.48% A
Net investment income (loss)	.89% A	1.12%	.80%	.71%	1.35% H	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,356	$ 71,293	$ 99,694	$ 127,979	$ 60,370	$ 15,705
Portfolio turnover rate G	84% A	65%	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%. I For the period March 25, 2009 (commencement of operations) to October 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.20 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.062 per share. M Total distributions of $.07 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.13	$ 14.54	$ 15.08	$ 15.55	$ 13.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.12	.08	.07	.16 H	(.03)
Net realized and unrealized gain (loss)	.57	(.45)	(.60)	(.38)	2.19	3.29
Total from investment operations	.61	(.33)	(.52)	(.31)	2.35	3.26
Distributions from net investment income	(.11)	(.08)	(.01)	(.10)	-	-
Distributions from net realized gain	(.01)	-	(.01)	(.06)	(.07)	-
Total distributions	(.13) L	(.08)	(.02)	(.16)	(.07)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 14.61	$ 14.13	$ 14.54	$ 15.08	$ 15.55	$ 13.27
Total Return B, C, D	4.35%	(2.26)%	(3.43)%	(2.09)%	17.73%	32.70%
Ratios to Average Net Assets F, J
Expenses before reductions	1.63% A	1.62%	1.61%	1.60%	1.63%	2.04% A
Expenses net of fee waivers, if any	1.63% A	1.61%	1.61%	1.60%	1.63%	1.75% A
Expenses net of all reductions	1.63% A	1.60%	1.60%	1.59%	1.61%	1.73% A
Net investment income (loss)	.63% A	.86%	.53%	.43%	1.10% H	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,030	$ 12,551	$ 16,692	$ 20,831	$ 11,762	$ 4,665
Portfolio turnover rate G	84% A	65%	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .17%. I For the period March 25, 2009 (commencement of operations) to October 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.13 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.01	$ 14.41	$ 15.00	$ 15.46	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.05	- K	(.01)	.08 H	(.07)
Net realized and unrealized gain (loss)	.56	(.45)	(.59)	(.39)	2.20	3.28
Total from investment operations	.57	(.40)	(.59)	(.40)	2.28	3.21
Distributions from net investment income	(.03)	- K	-	-	-	-
Distributions from net realized gain	(.01)	-	-	(.06)	(.04)	-
Total distributions	(.04)	- K	-	(.06)	(.04)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 14.54	$ 14.01	$ 14.41	$ 15.00	$ 15.46	$ 13.22
Total Return B, C, D	4.10%	(2.75)%	(3.93)%	(2.62)%	17.23%	32.20%
Ratios to Average Net Assets F, J
Expenses before reductions	2.13% A	2.11%	2.10%	2.11%	2.16%	2.66% A
Expenses net of fee waivers, if any	2.12% A	2.11%	2.10%	2.11%	2.16%	2.25% A
Expenses net of all reductions	2.12% A	2.10%	2.10%	2.10%	2.15%	2.23% A
Net investment income (loss)	.13% A	.36%	.03%	(.09)%	.56% H	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,005	$ 2,303	$ 3,097	$ 4,324	$ 4,348	$ 2,726
Portfolio turnover rate G	84% A	65%	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.37)%. I For the period March 25, 2009 (commencement of operations) to October 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 13.96	$ 14.37	$ 14.95	$ 15.45	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.05	.01	(.01)	.08 H	(.07)
Net realized and unrealized gain (loss)	.56	(.44)	(.59)	(.38)	2.19	3.28
Total from investment operations	.57	(.39)	(.58)	(.39)	2.27	3.21
Distributions from net investment income	(.03)	(.02)	-	(.05)	-	-
Distributions from net realized gain	(.01)	-	-	(.06)	(.04)	-
Total distributions	(.05) L	(.02)	-	(.11)	(.04)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 14.48	$ 13.96	$ 14.37	$ 14.95	$ 15.45	$ 13.22
Total Return B, C, D	4.08%	(2.75)%	(3.88)%	(2.58)%	17.21%	32.20%
Ratios to Average Net Assets F, J
Expenses before reductions	2.13% A	2.11%	2.10%	2.09%	2.14%	2.53% A
Expenses net of fee waivers, if any	2.12% A	2.11%	2.10%	2.09%	2.14%	2.25% A
Expenses net of all reductions	2.12% A	2.10%	2.09%	2.08%	2.13%	2.23% A
Net investment income (loss)	.13% A	.36%	.03%	(.07)%	.58% H	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,138	$ 23,830	$ 31,865	$ 37,185	$ 14,338	$ 4,798
Portfolio turnover rate G	84% A	65%	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. I For the period March 25, 2009 (commencement of operations) to October 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.05 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Commodity Stock

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.24	$ 14.66	$ 15.21	$ 15.66	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.19	.15	.16	.23 G	.01
Net realized and unrealized gain (loss)	.56	(.45)	(.60)	(.39)	2.21	3.29
Total from investment operations	.64	(.26)	(.45)	(.23)	2.44	3.30
Distributions from net investment income	(.19)	(.16)	(.08)	(.16)	(.01)	-
Distributions from net realized gain	(.01)	-	(.01)	(.06)	(.08)	-
Total distributions	(.20)	(.16)	(.10) K	(.22)	(.09)	-
Redemption fees added to paid in capital D	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 14.68	$ 14.24	$ 14.66	$ 15.21	$ 15.66	$ 13.31
Total Return B, C	4.60%	(1.75)%	(2.96)%	(1.59)%	18.38%	33.10%
Ratios to Average Net Assets E, I
Expenses before reductions	1.12% A	1.11%	1.10%	1.08%	1.10%	1.42% A
Expenses net of fee waivers, if any	1.12% A	1.11%	1.10%	1.08%	1.10%	1.25% A
Expenses net of all reductions	1.12% A	1.09%	1.09%	1.07%	1.09%	1.23% A
Net investment income (loss)	1.13% A	1.37%	1.04%	.95%	1.62% G	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 263,940	$ 273,476	$ 387,242	$ 531,224	$ 310,186	$ 159,439
Portfolio turnover rate F	84% A	65%	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%. H For the period March 25, 2009 (commencement of operations) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.10 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.24	$ 14.67	$ 15.22	$ 15.66	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.20	.16	.16	.23 G	.01
Net realized and unrealized gain (loss)	.56	(.45)	(.60)	(.38)	2.21	3.29
Total from investment operations	.64	(.25)	(.44)	(.22)	2.44	3.30
Distributions from net investment income	(.19)	(.18)	(.09)	(.16)	(.01)	-
Distributions from net realized gain	(.01)	-	(.01)	(.06)	(.08)	-
Total distributions	(.20)	(.18)	(.11) K	(.22)	(.09)	-
Redemption fees added to paid in capital D	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 14.68	$ 14.24	$ 14.67	$ 15.22	$ 15.66	$ 13.31
Total Return B, C	4.60%	(1.71)%	(2.90)%	(1.50)%	18.39%	33.10%
Ratios to Average Net Assets E, I
Expenses before reductions	1.07% A	1.04%	1.04%	1.03%	1.09%	1.36% A
Expenses net of fee waivers, if any	1.07% A	1.04%	1.04%	1.03%	1.09%	1.25% A
Expenses net of all reductions	1.07% A	1.03%	1.03%	1.03%	1.07%	1.23% A
Net investment income (loss)	1.18% A	1.43%	1.10%	.99%	1.64% G	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,118	$ 31,613	$ 50,540	$ 58,925	$ 35,739	$ 9,811
Portfolio turnover rate F	84% A	65%	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .71%. H For the period March 25, 2009 (commencement of operations) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Commodity Stock and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 31,437,648
Gross unrealized depreciation	(68,877,430)
Net unrealized appreciation (depreciation) on securities and other investments	$ (37,439,782)

Tax cost	$ 444,627,675

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (6,952,413)
No expiration
Short-term	(22,719,124)
Long-term	(5,565,253)
Total no expiration	(28,284,377)
Total capital loss carryforward	$ (35,236,790)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $163,882,368 and $205,607,138, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 81,484	$ 1,274
Class T	.25%	.25%	29,860	210
Class B	.75%	.25%	10,508	7,909
Class C	.75%	.25%	109,232	14,241
			$ 231,084	$ 23,634

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,599
Class T	1,210
Class B*	3,036
Class C*	1,580
$ 15,425

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 94,434.29
Class T	18,349.31
Class B	3,157.30
Class C	32,745.30
Global Commodity Stock	387,294.30
Institutional Class	33,090.25
	$ 569,069

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,311 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $365 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $103,357. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10,795 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,449.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 708,867	$ 864,701
Class T	98,770	89,063
Class B	4,646	847
Class C	54,810	32,277
Global Commodity Stock	3,531,196	4,073,304
Institutional Class	366,972	636,857
Total	$ 4,765,261	$ 5,697,049
From net realized gain
Class A	$ 63,119	$ -
Class T	11,363	-
Class B	2,083	-
Class C	21,591	-
Global Commodity Stock	244,178	-
Institutional Class	25,376	-
Total	$ 367,710	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	306,242	1,201,755	$ 4,188,578	$ 16,769,552
Reinvestment of distributions	49,530	52,559	677,575	744,754
Shares redeemed	(1,058,010)	(3,054,897)	(14,670,520)	(42,479,556)
Net increase (decrease)	(702,238)	(1,800,583)	$ (9,804,367)	$ (24,965,250)
Class T
Shares sold	31,560	130,604	$ 440,743	$ 1,791,142
Reinvestment of distributions	7,867	5,824	107,538	82,471
Shares redeemed	(104,200)	(396,060)	(1,451,086)	(5,490,961)
Net increase (decrease)	(64,773)	(259,632)	$ (902,805)	$ (3,617,348)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class B
Shares sold	1,301	7,047	$ 17,395	$ 98,902
Reinvestment of distributions	453	54	6,179	758
Shares redeemed	(28,229)	(57,569)	(390,988)	(793,852)
Net increase (decrease)	(26,475)	(50,468)	$ (367,414)	$ (694,192)
Class C
Shares sold	76,995	368,295	$ 1,045,167	$ 5,059,285
Reinvestment of distributions	4,980	1,963	67,632	27,576
Shares redeemed	(329,310)	(880,659)	(4,530,686)	(12,048,987)
Net increase (decrease)	(247,335)	(510,401)	$ (3,417,887)	$ (6,962,126)
Global Commodity Stock
Shares sold	1,981,834	5,296,700	$ 27,354,521	$ 74,369,495
Reinvestment of distributions	246,397	264,635	3,378,097	3,760,465
Shares redeemed	(3,454,485)	(12,764,042)	(47,891,262)	(177,408,171)
Net increase (decrease)	(1,226,254)	(7,202,707)	$ (17,158,644)	$ (99,278,211)
Institutional Class
Shares sold	365,861	1,153,936	$ 5,114,367	$ 16,235,437
Reinvestment of distributions	20,652	25,953	283,140	368,529
Shares redeemed	(828,027)	(2,405,021)	(11,618,812)	(33,510,048)
Net increase (decrease)	(441,514)	(1,225,132)	$ (6,221,305)	$ (16,906,082)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GCS-USAN-0614
1.879382.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Commodity Stock

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Global Commodity
Stock Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.36%
Actual		$ 1,000.00	$ 1,044.50	$ 6.89
Hypothetical A		$ 1,000.00	$ 1,018.05	$ 6.81
Class T	1.63%
Actual		$ 1,000.00	$ 1,043.50	$ 8.26
Hypothetical A		$ 1,000.00	$ 1,016.71	$ 8.15
Class B	2.12%
Actual		$ 1,000.00	$ 1,041.00	$ 10.73
Hypothetical A		$ 1,000.00	$ 1,014.28	$ 10.59
Class C	2.12%
Actual		$ 1,000.00	$ 1,040.80	$ 10.73
Hypothetical A		$ 1,000.00	$ 1,014.28	$ 10.59
Global Commodity Stock	1.12%
Actual		$ 1,000.00	$ 1,046.00	$ 5.68
Hypothetical A		$ 1,000.00	$ 1,019.24	$ 5.61
Institutional Class	1.07%
Actual		$ 1,000.00	$ 1,046.00	$ 5.43
Hypothetical A		$ 1,000.00	$ 1,019.49	$ 5.36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	7.4	6.3
BHP Billiton PLC	7.0	5.3
Syngenta AG (Switzerland)	4.0	4.4
Rio Tinto PLC	3.6	3.3
Potash Corp. of Saskatchewan, Inc.	3.4	3.4
Bunge Ltd.	3.3	3.1
Chevron Corp.	3.2	3.3
Peabody Energy Corp.	3.2	3.3
Archer Daniels Midland Co.	3.0	3.1
Anadarko Petroleum Corp.	2.4	1.2
	40.5
Top Sectors (% of fund's net assets)
As of April 30, 2014
Agriculture 33.1%
Energy 32.2%
Metals 31.3%
Other 2.6%
Short-Term Investments and Net Other Assets 0.8%

As of October 31, 2013
Energy 33.6%
Agriculture 32.5%
Metals 30.9%
Other 2.5%
Short-Term Investments and Net Other Assets 0.5%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CHEMICALS - 22.5%
Commodity Chemicals - 0.1%
Axiall Corp.	2,500	$ 116,500
Cabot Corp.	2,800	161,840
LyondellBasell Industries NV Class A	1,300	120,250
		398,590
Diversified Chemicals - 0.4%
Eastman Chemical Co.	4,200	366,114
Huntsman Corp.	45,600	1,142,280
		1,508,394
Fertilizers & Agricultural Chemicals - 21.9%
Agrium, Inc.	65,100	6,252,522
CF Industries Holdings, Inc.	28,072	6,882,412
China BlueChemical Ltd. (H Shares)	906,000	486,132
Intrepid Potash, Inc. (a)(d)	195,600	3,188,280
Israel Corp. Ltd. (Class A) (a)	1,300	732,929
Monsanto Co.	261,000	28,892,701
Potash Corp. of Saskatchewan, Inc. (d)	367,800	13,295,229
Syngenta AG (Switzerland)	39,812	15,765,220
Taiwan Fertilizer Co. Ltd.	166,000	330,179
The Mosaic Co.	159,759	7,994,340
Yara International ASA	29,700	1,401,985
		85,221,929
Specialty Chemicals - 0.1%
Chemtura Corp. (a)	5,000	111,500
W.R. Grace & Co. (a)	1,300	119,730
		231,230
TOTAL CHEMICALS		87,360,143
CONSTRUCTION & ENGINEERING - 0.2%
Construction & Engineering - 0.2%
Boart Longyear Ltd. (d)	2,775,000	734,723
CONSTRUCTION MATERIALS - 0.1%
Construction Materials - 0.1%
Grasim Industries Ltd.	7,900	348,987
PT Indocement Tunggal Prakarsa Tbk	36,500	69,297
		418,284
Common Stocks - continued
	Shares	Value
CONTAINERS & PACKAGING - 0.8%
Paper Packaging - 0.8%
Rock-Tenn Co. Class A	26,400	$ 2,524,104
Smurfit Kappa Group PLC	22,800	507,212
		3,031,316
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
SolarCity Corp. (a)	2,000	106,500
ENERGY EQUIPMENT & SERVICES - 1.3%
Oil & Gas Drilling - 0.9%
Ensco PLC Class A	22,400	1,130,080
Noble Corp.	18,300	563,823
Ocean Rig UDW, Inc. (United States) (a)	21,947	362,126
Odfjell Drilling A/S	64,398	364,008
Vantage Drilling Co. (a)	697,582	1,164,962
		3,584,999
Oil & Gas Equipment & Services - 0.4%
Cameron International Corp. (a)	9,100	591,136
Ezion Holdings Ltd.	129,000	233,573
FMC Technologies, Inc. (a)	1,500	85,050
Halliburton Co.	500	31,535
National Oilwell Varco, Inc.	3,500	274,855
Oceaneering International, Inc.	1,600	117,248
Technip SA	1,300	146,268
		1,479,665
TOTAL ENERGY EQUIPMENT & SERVICES		5,064,664
FOOD & STAPLES RETAILING - 0.0%
Food Distributors - 0.0%
Andersons, Inc.	1,900	118,351
FOOD PRODUCTS - 7.5%
Agricultural Products - 7.5%
Archer Daniels Midland Co.	264,300	11,557,839
Bunge Ltd.	159,600	12,712,140
China Agri-Industries Holdings Ltd.	2,275,300	909,774
First Resources Ltd.	800,000	1,639,946
Golden Agri-Resources Ltd.	3,021,000	1,469,897
Common Stocks - continued
	Shares	Value
FOOD PRODUCTS - CONTINUED
Agricultural Products - continued
IOI Corp. Bhd	386,400	$ 592,184
Kernel Holding SA (a)	17,300	160,163
		29,041,943
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Dynegy, Inc. (a)	4,100	116,645
MACHINERY - 0.5%
Construction Machinery & Heavy Trucks - 0.3%
Caterpillar, Inc.	4,800	505,920
Manitowoc Co., Inc.	12,000	381,360
Samsung Heavy Industries Co. Ltd.	12,600	343,936
		1,231,216
Industrial Machinery - 0.2%
Valmont Industries, Inc.	5,000	744,550
TOTAL MACHINERY		1,975,766
METALS & MINING - 29.4%
Aluminum - 0.1%
Alcoa, Inc.	39,500	532,065
Diversified Metals & Mining - 18.7%
Anglo American PLC (United Kingdom)	212,651	5,684,828
Antofagasta PLC	21,900	291,001
BHP Billiton PLC	833,564	27,061,144
Copper Mountain Mining Corp. (a)	319,731	679,689
First Quantum Minerals Ltd.	230,424	4,589,349
Freeport-McMoRan Copper & Gold, Inc.	169,700	5,832,589
Glencore Xstrata PLC	1,581,552	8,504,881
Grupo Mexico SA de CV Series B	482,911	1,450,274
Iluka Resources Ltd.	17,814	147,122
Ivanhoe Mines Ltd. (a)	30,000	49,805
Korea Zinc Co. Ltd.	1,494	492,408
Mitsubishi Materials Corp.	224,000	648,545
Norilsk Nickel OJSC sponsored ADR	81,600	1,471,248
Rio Tinto PLC	259,887	14,129,472
Teck Resources Ltd. Class B (sub. vtg.)	76,600	1,745,785
		72,778,140
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - 6.4%
Agnico Eagle Mines Ltd. (Canada)	26,900	$ 794,446
AngloGold Ashanti Ltd. sponsored ADR	66,000	1,194,600
Argonaut Gold, Inc. (a)	153,700	567,935
B2Gold Corp. (a)	685,680	1,970,614
Barrick Gold Corp.	136,500	2,382,414
Compania de Minas Buenaventura SA sponsored ADR	32,800	426,400
Detour Gold Corp. (a)	44,600	443,945
Eldorado Gold Corp.	211,150	1,286,877
Franco-Nevada Corp.	29,900	1,441,191
Gold Fields Ltd. sponsored ADR	128,600	543,978
Goldcorp, Inc.	127,510	3,149,214
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	76,500	251,685
Kinross Gold Corp. (a)	156,705	636,228
New Gold, Inc. (a)	225,000	1,137,266
Newcrest Mining Ltd.	140,324	1,363,576
Newmont Mining Corp.	79,300	1,969,019
Premier Gold Mines Ltd. (a)	661,400	1,231,017
Pretium Resources, Inc. (a)(d)	62,300	403,567
Randgold Resources Ltd. sponsored ADR	21,000	1,681,470
Romarco Minerals, Inc. (a)	455,700	365,874
Royal Gold, Inc.	3,000	198,600
Torex Gold Resources, Inc. (a)	374,800	417,185
Yamana Gold, Inc.	118,700	889,126
		24,746,227
Precious Metals & Minerals - 0.4%
Aquarius Platinum Ltd.:
rights 5/14/14 (a)	445,600	55,674
(United Kingdom) (a)	222,800	80,878
Fresnillo PLC	34,100	490,246
Impala Platinum Holdings Ltd. (a)	32,100	361,260
Tahoe Resources, Inc. (a)	17,553	390,600
		1,378,658
Silver - 0.4%
Silver Wheaton Corp.	77,500	1,718,922
Steel - 3.4%
African Minerals Ltd. (a)	181,100	380,683
ArcelorMittal SA Class A unit (d)	152,500	2,478,125
Carpenter Technology Corp.	1,900	119,320
Commercial Metals Co.	3,900	74,880
Fortescue Metals Group Ltd.	221,593	1,039,592
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Hyundai Steel Co.	7,527	$ 491,794
JFE Holdings, Inc.	87,500	1,617,597
Jindal Steel & Power Ltd. (a)	50,655	214,369
Kumba Iron Ore Ltd. (f)	3,500	124,470
London Mining PLC (a)	396,186	387,974
Maanshan Iron & Steel Ltd. (H Shares) (a)	1,694,000	353,966
Nippon Steel & Sumitomo Metal Corp.	178,000	466,611
Nucor Corp.	6,700	346,725
POSCO	9,853	2,911,420
SunCoke Energy, Inc. (a)	5,200	108,524
Tata Steel Ltd.	72,817	483,696
Thyssenkrupp AG (a)	16,800	478,269
Walter Energy, Inc. (d)	23,600	169,920
Yamato Kogyo Co. Ltd.	35,100	1,010,754
		13,258,689
TOTAL METALS & MINING		114,412,701
OIL, GAS & CONSUMABLE FUELS - 30.4%
Coal & Consumable Fuels - 3.6%
Cameco Corp.	15,800	336,311
China Shenhua Energy Co. Ltd. (H Shares)	197,000	533,603
Coal India Ltd.	43,001	208,072
CONSOL Energy, Inc.	12,400	551,924
Peabody Energy Corp.	643,698	12,236,699
Whitehaven Coal Ltd. (a)	58,500	79,346
		13,945,955
Integrated Oil & Gas - 14.2%
BG Group PLC	265,550	5,371,288
Cenovus Energy, Inc.	40,500	1,206,446
Chevron Corp.	98,700	12,388,824
China Petroleum & Chemical Corp. (H Shares)	1,381,000	1,225,991
Eni SpA	8,427	218,254
Exxon Mobil Corp.	50,361	5,157,470
Gazprom OAO sponsored ADR	203,800	1,471,436
Hess Corp.	15,100	1,346,316
Imperial Oil Ltd.	3,700	180,671
Occidental Petroleum Corp.	39,900	3,820,425
PetroChina Co. Ltd. (H Shares)	854,000	985,324
PTT PCL (For. Reg.)	42,600	412,046
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Repsol YPF SA	29,709	$ 799,606
Royal Dutch Shell PLC Class A (United Kingdom) (d)	203,950	8,063,006
Statoil ASA	27,100	826,155
Suncor Energy, Inc.	97,632	3,766,143
Total SA (a)	108,700	7,776,856
		55,016,257
Oil & Gas Exploration & Production - 12.5%
Anadarko Petroleum Corp.	95,900	9,496,018
Apache Corp.	20,200	1,753,360
Bonanza Creek Energy, Inc. (a)	8,500	413,270
Cabot Oil & Gas Corp.	136,600	5,365,648
Canadian Natural Resources Ltd.	56,800	2,314,391
Chesapeake Energy Corp.	13,000	373,750
Cimarex Energy Co.	4,600	547,952
CNOOC Ltd. sponsored ADR (d)	6,300	1,040,697
Cobalt International Energy, Inc. (a)	16,900	304,200
Concho Resources, Inc. (a)	5,400	704,430
ConocoPhillips Co.	68,200	5,067,942
Continental Resources, Inc. (a)	2,800	387,856
Denbury Resources, Inc.	27,100	455,822
Devon Energy Corp.	20,400	1,428,000
Encana Corp.	11,400	264,081
Energen Corp.	4,300	335,013
EOG Resources, Inc.	44,200	4,331,600
EQT Corp.	8,000	871,920
INPEX Corp.	61,700	898,025
Kosmos Energy Ltd. (a)	5,000	54,600
Marathon Oil Corp.	40,100	1,449,615
Murphy Oil Corp.	9,500	602,585
Noble Energy, Inc.	26,100	1,873,458
Northern Oil & Gas, Inc. (a)	10,300	158,929
NOVATEK OAO GDR (Reg. S)	4,500	464,850
Oil & Natural Gas Corp. Ltd.	34,000	183,261
Oil Search Ltd. ADR	6,941	57,324
Ophir Energy PLC (a)	117,400	522,503
Pacific Rubiales Energy Corp.	37,874	618,189
Painted Pony Petroleum Ltd. (a)	2,200	22,722
Painted Pony Petroleum Ltd. (a)(e)	15,000	154,920
Penn West Petroleum Ltd.	25,800	233,272
Pioneer Natural Resources Co.	7,200	1,391,544
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
QEP Resources, Inc.	11,700	$ 359,073
Range Resources Corp.	6,600	596,970
Rosetta Resources, Inc. (a)	1,300	61,542
SM Energy Co.	4,500	333,585
Southwestern Energy Co. (a)	17,900	857,052
Talisman Energy, Inc.	55,400	572,676
Tullow Oil PLC	80,400	1,194,577
Whiting Petroleum Corp. (a)	6,500	479,180
		48,596,402
Oil & Gas Refining & Marketing - 0.0%
Phillips 66 Co.	1,500	124,830
Oil & Gas Storage & Transport - 0.1%
Access Midstream Partners LP	1,400	83,090
MPLX LP	400	21,652
Phillips 66 Partners LP	1,100	58,982
Valero Energy Partners LP	2,800	115,388
		279,112
TOTAL OIL, GAS & CONSUMABLE FUELS		117,962,556
PAPER & FOREST PRODUCTS - 3.6%
Forest Products - 0.3%
Boise Cascade Co. (a)	9,600	240,192
West Fraser Timber Co. Ltd.	16,900	755,531
		995,723
Paper Products - 3.3%
Empresas CMPC SA	521,159	1,160,071
International Paper Co.	179,800	8,387,670
Lee & Man Paper Manufacturing Ltd.	356,000	193,315
Mondi PLC	47,900	794,591
Nine Dragons Paper (Holdings) Ltd.	771,000	506,180
Stora Enso Oyj (R Shares)	184,200	1,877,014
		12,918,841
TOTAL PAPER & FOREST PRODUCTS		13,914,564
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Specialized REITs - 0.0%
Weyerhaeuser Co.	5,900	176,115
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 0.3%
Specialty Stores - 0.3%
Tsutsumi Jewelry Co. Ltd.	47,300	$ 1,071,057
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Trading Companies & Distributors - 0.1%
Daewoo International Corp.	4,400	154,390
Finning International, Inc.	4,400	118,827
		273,217
TOTAL COMMON STOCKS (Cost $401,274,429)		375,778,545
Nonconvertible Preferred Stocks - 2.5%

METALS & MINING - 1.9%
Steel - 1.9%
Gerdau SA sponsored	299,000	1,796,990
Vale SA (PN-A) sponsored ADR	467,900	5,553,973
		7,350,963
OIL, GAS & CONSUMABLE FUELS - 0.5%
Integrated Oil & Gas - 0.5%
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.)	144,700	2,141,560
PAPER & FOREST PRODUCTS - 0.1%
Paper Products - 0.1%
Fibria Celulose SA sponsored ADR (a)(d)	20,300	201,579
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,124,063)		9,694,102
Money Market Funds - 5.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	1,537,142	$ 1,537,142
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	20,178,104	20,178,104
TOTAL MONEY MARKET FUNDS (Cost $21,715,246)		21,715,246
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $439,113,738)		407,187,893
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(18,600,095)
NET ASSETS - 100%		$ 388,587,798
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $154,920 or 0.0% of net assets.

(f) Security or a portion of the security sold on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 182
Fidelity Securities Lending Cash Central Fund	103,357
Total	$ 103,539
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 375,778,545	$ 290,781,888	$ 84,996,657	$ -
Nonconvertible Preferred Stocks	9,694,102	9,694,102	-	-
Money Market Funds	21,715,246	21,715,246	-	-
Total Investments in Securities:	$ 407,187,893	$ 322,191,236	$ 84,996,657	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 5,175,234
Level 2 to Level 1	$ 4,614,734
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	42.2%
United Kingdom	16.9%
Canada	14.4%
Switzerland	4.0%
Bermuda	3.5%
Bailiwick of Jersey	2.6%
Brazil	2.5%
France	2.0%
Japan	1.5%
Korea (South)	1.2%
Others (Individually Less Than 1%)	9.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,566,783) - See accompanying schedule: Unaffiliated issuers (cost $417,398,492)	$ 385,472,647
Fidelity Central Funds (cost $21,715,246)	21,715,246
Total Investments (cost $439,113,738)		$ 407,187,893
Cash		52
Foreign currency held at value (cost $39,439)		39,511
Receivable for investments sold Regular delivery		2,676,006
Delayed delivery		128,674
Receivable for fund shares sold		1,074,190
Dividends receivable		899,155
Distributions receivable from Fidelity Central Funds		33,324
Prepaid expenses		117
Other receivables		11,026
Total assets		412,049,948

Liabilities
Payable for investments purchased	$ 2,182,498
Payable for fund shares redeemed	698,743
Accrued management fee	224,078
Distribution and service plan fees payable	37,344
Other affiliated payables	109,047
Other payables and accrued expenses	32,336
Collateral on securities loaned, at value	20,178,104
Total liabilities		23,462,150

Net Assets		$ 388,587,798
Net Assets consist of:
Paid in capital		$ 463,743,525
Undistributed net investment income		1,514,108
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(44,754,243)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(31,915,592)
Net Assets		$ 388,587,798

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($63,356,075 ÷ 4,329,327 shares)	$ 14.63

Maximum offering price per share (100/94.25 of $14.63)	$ 15.52
Class T: Net Asset Value and redemption price per share ($12,030,248 ÷ 823,431 shares)	$ 14.61

Maximum offering price per share (100/96.50 of $14.61)	$ 15.14
Class B: Net Asset Value and offering price per share ($2,004,972 ÷ 137,884 shares)A	$ 14.54

Class C: Net Asset Value and offering price per share ($21,138,142 ÷ 1,459,848 shares)A	$ 14.48

Global Commodity Stock: Net Asset Value, offering price and redemption price per share ($263,939,991 ÷ 17,978,155 shares)	$ 14.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,118,370 ÷ 1,778,990 shares)	$ 14.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 4,492,815
Income from Fidelity Central Funds		103,539
Income before foreign taxes withheld		4,596,354
Less foreign taxes withheld		(242,975)
Total income		4,353,379

Expenses
Management fee	$ 1,355,066
Transfer agent fees	569,069
Distribution and service plan fees	231,084
Accounting and security lending fees	101,277
Custodian fees and expenses	32,045
Independent trustees' compensation	773
Registration fees	78,858
Audit	26,016
Legal	917
Miscellaneous	1,615
Total expenses before reductions	2,396,720
Expense reductions	(13,244)	2,383,476
Net investment income (loss)		1,969,903
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,632,131)
Foreign currency transactions	(74,526)
Total net realized gain (loss)		(2,706,657)
Change in net unrealized appreciation (depreciation) on: Investment securities	17,260,323
Assets and liabilities in foreign currencies	(711)
Total change in net unrealized appreciation (depreciation)		17,259,612
Net gain (loss)		14,552,955
Net increase (decrease) in net assets resulting from operations		$ 16,522,858

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,969,903	$ 6,058,817
Net realized gain (loss)	(2,706,657)	(772,445)
Change in net unrealized appreciation (depreciation)	17,259,612	(21,248,344)
Net increase (decrease) in net assets resulting from operations	16,522,858	(15,961,972)
Distributions to shareholders from net investment income	(4,765,261)	(5,697,049)
Distributions to shareholders from net realized gain	(367,710)	-
Total distributions	(5,132,971)	(5,697,049)
Share transactions - net increase (decrease)	(37,872,422)	(152,423,209)
Redemption fees	3,819	18,199
Total increase (decrease) in net assets	(26,478,716)	(174,064,031)

Net Assets
Beginning of period	415,066,514	589,130,545
End of period (including undistributed net investment income of $1,514,108 and undistributed net investment income of $4,309,466, respectively)	$ 388,587,798	$ 415,066,514

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.17	$ 14.59	$ 15.14	$ 15.60	$ 13.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.16	.11	.12	.19 H	(.01)
Net realized and unrealized gain (loss)	.56	(.45)	(.59)	(.38)	2.20	3.29
Total from investment operations	.62	(.29)	(.48)	(.26)	2.39	3.28
Distributions from net investment income	(.15)	(.13)	(.05)	(.13)	- K	-
Distributions from net realized gain	(.01)	-	(.01)	(.06)	(.08)	-
Total distributions	(.16)	(.13)	(.07) M	(.20) L	(.08)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 14.63	$ 14.17	$ 14.59	$ 15.14	$ 15.60	$ 13.29
Total Return B, C, D	4.45%	(2.00)%	(3.19)%	(1.80)%	18.04%	32.90%
Ratios to Average Net Assets F, J
Expenses before reductions	1.37% A	1.36%	1.34%	1.32%	1.37%	1.65% A
Expenses net of fee waivers, if any	1.36% A	1.35%	1.34%	1.32%	1.37%	1.50% A
Expenses net of all reductions	1.36% A	1.34%	1.33%	1.31%	1.36%	1.48% A
Net investment income (loss)	.89% A	1.12%	.80%	.71%	1.35% H	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,356	$ 71,293	$ 99,694	$ 127,979	$ 60,370	$ 15,705
Portfolio turnover rate G	84% A	65%	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%. I For the period March 25, 2009 (commencement of operations) to October 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.20 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.062 per share. M Total distributions of $.07 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.13	$ 14.54	$ 15.08	$ 15.55	$ 13.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.12	.08	.07	.16 H	(.03)
Net realized and unrealized gain (loss)	.57	(.45)	(.60)	(.38)	2.19	3.29
Total from investment operations	.61	(.33)	(.52)	(.31)	2.35	3.26
Distributions from net investment income	(.11)	(.08)	(.01)	(.10)	-	-
Distributions from net realized gain	(.01)	-	(.01)	(.06)	(.07)	-
Total distributions	(.13) L	(.08)	(.02)	(.16)	(.07)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 14.61	$ 14.13	$ 14.54	$ 15.08	$ 15.55	$ 13.27
Total Return B, C, D	4.35%	(2.26)%	(3.43)%	(2.09)%	17.73%	32.70%
Ratios to Average Net Assets F, J
Expenses before reductions	1.63% A	1.62%	1.61%	1.60%	1.63%	2.04% A
Expenses net of fee waivers, if any	1.63% A	1.61%	1.61%	1.60%	1.63%	1.75% A
Expenses net of all reductions	1.63% A	1.60%	1.60%	1.59%	1.61%	1.73% A
Net investment income (loss)	.63% A	.86%	.53%	.43%	1.10% H	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,030	$ 12,551	$ 16,692	$ 20,831	$ 11,762	$ 4,665
Portfolio turnover rate G	84% A	65%	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .17%. I For the period March 25, 2009 (commencement of operations) to October 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.13 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.01	$ 14.41	$ 15.00	$ 15.46	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.05	- K	(.01)	.08 H	(.07)
Net realized and unrealized gain (loss)	.56	(.45)	(.59)	(.39)	2.20	3.28
Total from investment operations	.57	(.40)	(.59)	(.40)	2.28	3.21
Distributions from net investment income	(.03)	- K	-	-	-	-
Distributions from net realized gain	(.01)	-	-	(.06)	(.04)	-
Total distributions	(.04)	- K	-	(.06)	(.04)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 14.54	$ 14.01	$ 14.41	$ 15.00	$ 15.46	$ 13.22
Total Return B, C, D	4.10%	(2.75)%	(3.93)%	(2.62)%	17.23%	32.20%
Ratios to Average Net Assets F, J
Expenses before reductions	2.13% A	2.11%	2.10%	2.11%	2.16%	2.66% A
Expenses net of fee waivers, if any	2.12% A	2.11%	2.10%	2.11%	2.16%	2.25% A
Expenses net of all reductions	2.12% A	2.10%	2.10%	2.10%	2.15%	2.23% A
Net investment income (loss)	.13% A	.36%	.03%	(.09)%	.56% H	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,005	$ 2,303	$ 3,097	$ 4,324	$ 4,348	$ 2,726
Portfolio turnover rate G	84% A	65%	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.37)%. I For the period March 25, 2009 (commencement of operations) to October 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 13.96	$ 14.37	$ 14.95	$ 15.45	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.05	.01	(.01)	.08 H	(.07)
Net realized and unrealized gain (loss)	.56	(.44)	(.59)	(.38)	2.19	3.28
Total from investment operations	.57	(.39)	(.58)	(.39)	2.27	3.21
Distributions from net investment income	(.03)	(.02)	-	(.05)	-	-
Distributions from net realized gain	(.01)	-	-	(.06)	(.04)	-
Total distributions	(.05) L	(.02)	-	(.11)	(.04)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 14.48	$ 13.96	$ 14.37	$ 14.95	$ 15.45	$ 13.22
Total Return B, C, D	4.08%	(2.75)%	(3.88)%	(2.58)%	17.21%	32.20%
Ratios to Average Net Assets F, J
Expenses before reductions	2.13% A	2.11%	2.10%	2.09%	2.14%	2.53% A
Expenses net of fee waivers, if any	2.12% A	2.11%	2.10%	2.09%	2.14%	2.25% A
Expenses net of all reductions	2.12% A	2.10%	2.09%	2.08%	2.13%	2.23% A
Net investment income (loss)	.13% A	.36%	.03%	(.07)%	.58% H	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,138	$ 23,830	$ 31,865	$ 37,185	$ 14,338	$ 4,798
Portfolio turnover rate G	84% A	65%	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. I For the period March 25, 2009 (commencement of operations) to October 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.05 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Commodity Stock

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.24	$ 14.66	$ 15.21	$ 15.66	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.19	.15	.16	.23 G	.01
Net realized and unrealized gain (loss)	.56	(.45)	(.60)	(.39)	2.21	3.29
Total from investment operations	.64	(.26)	(.45)	(.23)	2.44	3.30
Distributions from net investment income	(.19)	(.16)	(.08)	(.16)	(.01)	-
Distributions from net realized gain	(.01)	-	(.01)	(.06)	(.08)	-
Total distributions	(.20)	(.16)	(.10) K	(.22)	(.09)	-
Redemption fees added to paid in capital D	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 14.68	$ 14.24	$ 14.66	$ 15.21	$ 15.66	$ 13.31
Total Return B, C	4.60%	(1.75)%	(2.96)%	(1.59)%	18.38%	33.10%
Ratios to Average Net Assets E, I
Expenses before reductions	1.12% A	1.11%	1.10%	1.08%	1.10%	1.42% A
Expenses net of fee waivers, if any	1.12% A	1.11%	1.10%	1.08%	1.10%	1.25% A
Expenses net of all reductions	1.12% A	1.09%	1.09%	1.07%	1.09%	1.23% A
Net investment income (loss)	1.13% A	1.37%	1.04%	.95%	1.62% G	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 263,940	$ 273,476	$ 387,242	$ 531,224	$ 310,186	$ 159,439
Portfolio turnover rate F	84% A	65%	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%. H For the period March 25, 2009 (commencement of operations) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.10 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.24	$ 14.67	$ 15.22	$ 15.66	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.20	.16	.16	.23 G	.01
Net realized and unrealized gain (loss)	.56	(.45)	(.60)	(.38)	2.21	3.29
Total from investment operations	.64	(.25)	(.44)	(.22)	2.44	3.30
Distributions from net investment income	(.19)	(.18)	(.09)	(.16)	(.01)	-
Distributions from net realized gain	(.01)	-	(.01)	(.06)	(.08)	-
Total distributions	(.20)	(.18)	(.11) K	(.22)	(.09)	-
Redemption fees added to paid in capital D	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 14.68	$ 14.24	$ 14.67	$ 15.22	$ 15.66	$ 13.31
Total Return B, C	4.60%	(1.71)%	(2.90)%	(1.50)%	18.39%	33.10%
Ratios to Average Net Assets E, I
Expenses before reductions	1.07% A	1.04%	1.04%	1.03%	1.09%	1.36% A
Expenses net of fee waivers, if any	1.07% A	1.04%	1.04%	1.03%	1.09%	1.25% A
Expenses net of all reductions	1.07% A	1.03%	1.03%	1.03%	1.07%	1.23% A
Net investment income (loss)	1.18% A	1.43%	1.10%	.99%	1.64% G	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,118	$ 31,613	$ 50,540	$ 58,925	$ 35,739	$ 9,811
Portfolio turnover rate F	84% A	65%	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .71%. H For the period March 25, 2009 (commencement of operations) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Commodity Stock and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 31,437,648
Gross unrealized depreciation	(68,877,430)
Net unrealized appreciation (depreciation) on securities and other investments	$ (37,439,782)

Tax cost	$ 444,627,675

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (6,952,413)
No expiration
Short-term	(22,719,124)
Long-term	(5,565,253)
Total no expiration	(28,284,377)
Total capital loss carryforward	$ (35,236,790)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $163,882,368 and $205,607,138, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 81,484	$ 1,274
Class T	.25%	.25%	29,860	210
Class B	.75%	.25%	10,508	7,909
Class C	.75%	.25%	109,232	14,241
			$ 231,084	$ 23,634

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,599
Class T	1,210
Class B*	3,036
Class C*	1,580
$ 15,425

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 94,434.29
Class T	18,349.31
Class B	3,157.30
Class C	32,745.30
Global Commodity Stock	387,294.30
Institutional Class	33,090.25
	$ 569,069

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,311 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $365 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $103,357. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10,795 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,449.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 708,867	$ 864,701
Class T	98,770	89,063
Class B	4,646	847
Class C	54,810	32,277
Global Commodity Stock	3,531,196	4,073,304
Institutional Class	366,972	636,857
Total	$ 4,765,261	$ 5,697,049
From net realized gain
Class A	$ 63,119	$ -
Class T	11,363	-
Class B	2,083	-
Class C	21,591	-
Global Commodity Stock	244,178	-
Institutional Class	25,376	-
Total	$ 367,710	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	306,242	1,201,755	$ 4,188,578	$ 16,769,552
Reinvestment of distributions	49,530	52,559	677,575	744,754
Shares redeemed	(1,058,010)	(3,054,897)	(14,670,520)	(42,479,556)
Net increase (decrease)	(702,238)	(1,800,583)	$ (9,804,367)	$ (24,965,250)
Class T
Shares sold	31,560	130,604	$ 440,743	$ 1,791,142
Reinvestment of distributions	7,867	5,824	107,538	82,471
Shares redeemed	(104,200)	(396,060)	(1,451,086)	(5,490,961)
Net increase (decrease)	(64,773)	(259,632)	$ (902,805)	$ (3,617,348)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class B
Shares sold	1,301	7,047	$ 17,395	$ 98,902
Reinvestment of distributions	453	54	6,179	758
Shares redeemed	(28,229)	(57,569)	(390,988)	(793,852)
Net increase (decrease)	(26,475)	(50,468)	$ (367,414)	$ (694,192)
Class C
Shares sold	76,995	368,295	$ 1,045,167	$ 5,059,285
Reinvestment of distributions	4,980	1,963	67,632	27,576
Shares redeemed	(329,310)	(880,659)	(4,530,686)	(12,048,987)
Net increase (decrease)	(247,335)	(510,401)	$ (3,417,887)	$ (6,962,126)
Global Commodity Stock
Shares sold	1,981,834	5,296,700	$ 27,354,521	$ 74,369,495
Reinvestment of distributions	246,397	264,635	3,378,097	3,760,465
Shares redeemed	(3,454,485)	(12,764,042)	(47,891,262)	(177,408,171)
Net increase (decrease)	(1,226,254)	(7,202,707)	$ (17,158,644)	$ (99,278,211)
Institutional Class
Shares sold	365,861	1,153,936	$ 5,114,367	$ 16,235,437
Reinvestment of distributions	20,652	25,953	283,140	368,529
Shares redeemed	(828,027)	(2,405,021)	(11,618,812)	(33,510,048)
Net increase (decrease)	(441,514)	(1,225,132)	$ (6,221,305)	$ (16,906,082)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

AGCS-USAN-0614
1.879398.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Commodity Stock

Fund - Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity® Global
Commodity Stock Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.36%
Actual		$ 1,000.00	$ 1,044.50	$ 6.89
Hypothetical A		$ 1,000.00	$ 1,018.05	$ 6.81
Class T	1.63%
Actual		$ 1,000.00	$ 1,043.50	$ 8.26
Hypothetical A		$ 1,000.00	$ 1,016.71	$ 8.15
Class B	2.12%
Actual		$ 1,000.00	$ 1,041.00	$ 10.73
Hypothetical A		$ 1,000.00	$ 1,014.28	$ 10.59
Class C	2.12%
Actual		$ 1,000.00	$ 1,040.80	$ 10.73
Hypothetical A		$ 1,000.00	$ 1,014.28	$ 10.59
Global Commodity Stock	1.12%
Actual		$ 1,000.00	$ 1,046.00	$ 5.68
Hypothetical A		$ 1,000.00	$ 1,019.24	$ 5.61
Institutional Class	1.07%
Actual		$ 1,000.00	$ 1,046.00	$ 5.43
Hypothetical A		$ 1,000.00	$ 1,019.49	$ 5.36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	7.4	6.3
BHP Billiton PLC	7.0	5.3
Syngenta AG (Switzerland)	4.0	4.4
Rio Tinto PLC	3.6	3.3
Potash Corp. of Saskatchewan, Inc.	3.4	3.4
Bunge Ltd.	3.3	3.1
Chevron Corp.	3.2	3.3
Peabody Energy Corp.	3.2	3.3
Archer Daniels Midland Co.	3.0	3.1
Anadarko Petroleum Corp.	2.4	1.2
	40.5
Top Sectors (% of fund's net assets)
As of April 30, 2014
Agriculture 33.1%
Energy 32.2%
Metals 31.3%
Other 2.6%
Short-Term Investments and Net Other Assets 0.8%

As of October 31, 2013
Energy 33.6%
Agriculture 32.5%
Metals 30.9%
Other 2.5%
Short-Term Investments and Net Other Assets 0.5%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CHEMICALS - 22.5%
Commodity Chemicals - 0.1%
Axiall Corp.	2,500	$ 116,500
Cabot Corp.	2,800	161,840
LyondellBasell Industries NV Class A	1,300	120,250
		398,590
Diversified Chemicals - 0.4%
Eastman Chemical Co.	4,200	366,114
Huntsman Corp.	45,600	1,142,280
		1,508,394
Fertilizers & Agricultural Chemicals - 21.9%
Agrium, Inc.	65,100	6,252,522
CF Industries Holdings, Inc.	28,072	6,882,412
China BlueChemical Ltd. (H Shares)	906,000	486,132
Intrepid Potash, Inc. (a)(d)	195,600	3,188,280
Israel Corp. Ltd. (Class A) (a)	1,300	732,929
Monsanto Co.	261,000	28,892,701
Potash Corp. of Saskatchewan, Inc. (d)	367,800	13,295,229
Syngenta AG (Switzerland)	39,812	15,765,220
Taiwan Fertilizer Co. Ltd.	166,000	330,179
The Mosaic Co.	159,759	7,994,340
Yara International ASA	29,700	1,401,985
		85,221,929
Specialty Chemicals - 0.1%
Chemtura Corp. (a)	5,000	111,500
W.R. Grace & Co. (a)	1,300	119,730
		231,230
TOTAL CHEMICALS		87,360,143
CONSTRUCTION & ENGINEERING - 0.2%
Construction & Engineering - 0.2%
Boart Longyear Ltd. (d)	2,775,000	734,723
CONSTRUCTION MATERIALS - 0.1%
Construction Materials - 0.1%
Grasim Industries Ltd.	7,900	348,987
PT Indocement Tunggal Prakarsa Tbk	36,500	69,297
		418,284
Common Stocks - continued
	Shares	Value
CONTAINERS & PACKAGING - 0.8%
Paper Packaging - 0.8%
Rock-Tenn Co. Class A	26,400	$ 2,524,104
Smurfit Kappa Group PLC	22,800	507,212
		3,031,316
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
SolarCity Corp. (a)	2,000	106,500
ENERGY EQUIPMENT & SERVICES - 1.3%
Oil & Gas Drilling - 0.9%
Ensco PLC Class A	22,400	1,130,080
Noble Corp.	18,300	563,823
Ocean Rig UDW, Inc. (United States) (a)	21,947	362,126
Odfjell Drilling A/S	64,398	364,008
Vantage Drilling Co. (a)	697,582	1,164,962
		3,584,999
Oil & Gas Equipment & Services - 0.4%
Cameron International Corp. (a)	9,100	591,136
Ezion Holdings Ltd.	129,000	233,573
FMC Technologies, Inc. (a)	1,500	85,050
Halliburton Co.	500	31,535
National Oilwell Varco, Inc.	3,500	274,855
Oceaneering International, Inc.	1,600	117,248
Technip SA	1,300	146,268
		1,479,665
TOTAL ENERGY EQUIPMENT & SERVICES		5,064,664
FOOD & STAPLES RETAILING - 0.0%
Food Distributors - 0.0%
Andersons, Inc.	1,900	118,351
FOOD PRODUCTS - 7.5%
Agricultural Products - 7.5%
Archer Daniels Midland Co.	264,300	11,557,839
Bunge Ltd.	159,600	12,712,140
China Agri-Industries Holdings Ltd.	2,275,300	909,774
First Resources Ltd.	800,000	1,639,946
Golden Agri-Resources Ltd.	3,021,000	1,469,897
Common Stocks - continued
	Shares	Value
FOOD PRODUCTS - CONTINUED
Agricultural Products - continued
IOI Corp. Bhd	386,400	$ 592,184
Kernel Holding SA (a)	17,300	160,163
		29,041,943
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Dynegy, Inc. (a)	4,100	116,645
MACHINERY - 0.5%
Construction Machinery & Heavy Trucks - 0.3%
Caterpillar, Inc.	4,800	505,920
Manitowoc Co., Inc.	12,000	381,360
Samsung Heavy Industries Co. Ltd.	12,600	343,936
		1,231,216
Industrial Machinery - 0.2%
Valmont Industries, Inc.	5,000	744,550
TOTAL MACHINERY		1,975,766
METALS & MINING - 29.4%
Aluminum - 0.1%
Alcoa, Inc.	39,500	532,065
Diversified Metals & Mining - 18.7%
Anglo American PLC (United Kingdom)	212,651	5,684,828
Antofagasta PLC	21,900	291,001
BHP Billiton PLC	833,564	27,061,144
Copper Mountain Mining Corp. (a)	319,731	679,689
First Quantum Minerals Ltd.	230,424	4,589,349
Freeport-McMoRan Copper & Gold, Inc.	169,700	5,832,589
Glencore Xstrata PLC	1,581,552	8,504,881
Grupo Mexico SA de CV Series B	482,911	1,450,274
Iluka Resources Ltd.	17,814	147,122
Ivanhoe Mines Ltd. (a)	30,000	49,805
Korea Zinc Co. Ltd.	1,494	492,408
Mitsubishi Materials Corp.	224,000	648,545
Norilsk Nickel OJSC sponsored ADR	81,600	1,471,248
Rio Tinto PLC	259,887	14,129,472
Teck Resources Ltd. Class B (sub. vtg.)	76,600	1,745,785
		72,778,140
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - 6.4%
Agnico Eagle Mines Ltd. (Canada)	26,900	$ 794,446
AngloGold Ashanti Ltd. sponsored ADR	66,000	1,194,600
Argonaut Gold, Inc. (a)	153,700	567,935
B2Gold Corp. (a)	685,680	1,970,614
Barrick Gold Corp.	136,500	2,382,414
Compania de Minas Buenaventura SA sponsored ADR	32,800	426,400
Detour Gold Corp. (a)	44,600	443,945
Eldorado Gold Corp.	211,150	1,286,877
Franco-Nevada Corp.	29,900	1,441,191
Gold Fields Ltd. sponsored ADR	128,600	543,978
Goldcorp, Inc.	127,510	3,149,214
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	76,500	251,685
Kinross Gold Corp. (a)	156,705	636,228
New Gold, Inc. (a)	225,000	1,137,266
Newcrest Mining Ltd.	140,324	1,363,576
Newmont Mining Corp.	79,300	1,969,019
Premier Gold Mines Ltd. (a)	661,400	1,231,017
Pretium Resources, Inc. (a)(d)	62,300	403,567
Randgold Resources Ltd. sponsored ADR	21,000	1,681,470
Romarco Minerals, Inc. (a)	455,700	365,874
Royal Gold, Inc.	3,000	198,600
Torex Gold Resources, Inc. (a)	374,800	417,185
Yamana Gold, Inc.	118,700	889,126
		24,746,227
Precious Metals & Minerals - 0.4%
Aquarius Platinum Ltd.:
rights 5/14/14 (a)	445,600	55,674
(United Kingdom) (a)	222,800	80,878
Fresnillo PLC	34,100	490,246
Impala Platinum Holdings Ltd. (a)	32,100	361,260
Tahoe Resources, Inc. (a)	17,553	390,600
		1,378,658
Silver - 0.4%
Silver Wheaton Corp.	77,500	1,718,922
Steel - 3.4%
African Minerals Ltd. (a)	181,100	380,683
ArcelorMittal SA Class A unit (d)	152,500	2,478,125
Carpenter Technology Corp.	1,900	119,320
Commercial Metals Co.	3,900	74,880
Fortescue Metals Group Ltd.	221,593	1,039,592
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Hyundai Steel Co.	7,527	$ 491,794
JFE Holdings, Inc.	87,500	1,617,597
Jindal Steel & Power Ltd. (a)	50,655	214,369
Kumba Iron Ore Ltd. (f)	3,500	124,470
London Mining PLC (a)	396,186	387,974
Maanshan Iron & Steel Ltd. (H Shares) (a)	1,694,000	353,966
Nippon Steel & Sumitomo Metal Corp.	178,000	466,611
Nucor Corp.	6,700	346,725
POSCO	9,853	2,911,420
SunCoke Energy, Inc. (a)	5,200	108,524
Tata Steel Ltd.	72,817	483,696
Thyssenkrupp AG (a)	16,800	478,269
Walter Energy, Inc. (d)	23,600	169,920
Yamato Kogyo Co. Ltd.	35,100	1,010,754
		13,258,689
TOTAL METALS & MINING		114,412,701
OIL, GAS & CONSUMABLE FUELS - 30.4%
Coal & Consumable Fuels - 3.6%
Cameco Corp.	15,800	336,311
China Shenhua Energy Co. Ltd. (H Shares)	197,000	533,603
Coal India Ltd.	43,001	208,072
CONSOL Energy, Inc.	12,400	551,924
Peabody Energy Corp.	643,698	12,236,699
Whitehaven Coal Ltd. (a)	58,500	79,346
		13,945,955
Integrated Oil & Gas - 14.2%
BG Group PLC	265,550	5,371,288
Cenovus Energy, Inc.	40,500	1,206,446
Chevron Corp.	98,700	12,388,824
China Petroleum & Chemical Corp. (H Shares)	1,381,000	1,225,991
Eni SpA	8,427	218,254
Exxon Mobil Corp.	50,361	5,157,470
Gazprom OAO sponsored ADR	203,800	1,471,436
Hess Corp.	15,100	1,346,316
Imperial Oil Ltd.	3,700	180,671
Occidental Petroleum Corp.	39,900	3,820,425
PetroChina Co. Ltd. (H Shares)	854,000	985,324
PTT PCL (For. Reg.)	42,600	412,046
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Repsol YPF SA	29,709	$ 799,606
Royal Dutch Shell PLC Class A (United Kingdom) (d)	203,950	8,063,006
Statoil ASA	27,100	826,155
Suncor Energy, Inc.	97,632	3,766,143
Total SA (a)	108,700	7,776,856
		55,016,257
Oil & Gas Exploration & Production - 12.5%
Anadarko Petroleum Corp.	95,900	9,496,018
Apache Corp.	20,200	1,753,360
Bonanza Creek Energy, Inc. (a)	8,500	413,270
Cabot Oil & Gas Corp.	136,600	5,365,648
Canadian Natural Resources Ltd.	56,800	2,314,391
Chesapeake Energy Corp.	13,000	373,750
Cimarex Energy Co.	4,600	547,952
CNOOC Ltd. sponsored ADR (d)	6,300	1,040,697
Cobalt International Energy, Inc. (a)	16,900	304,200
Concho Resources, Inc. (a)	5,400	704,430
ConocoPhillips Co.	68,200	5,067,942
Continental Resources, Inc. (a)	2,800	387,856
Denbury Resources, Inc.	27,100	455,822
Devon Energy Corp.	20,400	1,428,000
Encana Corp.	11,400	264,081
Energen Corp.	4,300	335,013
EOG Resources, Inc.	44,200	4,331,600
EQT Corp.	8,000	871,920
INPEX Corp.	61,700	898,025
Kosmos Energy Ltd. (a)	5,000	54,600
Marathon Oil Corp.	40,100	1,449,615
Murphy Oil Corp.	9,500	602,585
Noble Energy, Inc.	26,100	1,873,458
Northern Oil & Gas, Inc. (a)	10,300	158,929
NOVATEK OAO GDR (Reg. S)	4,500	464,850
Oil & Natural Gas Corp. Ltd.	34,000	183,261
Oil Search Ltd. ADR	6,941	57,324
Ophir Energy PLC (a)	117,400	522,503
Pacific Rubiales Energy Corp.	37,874	618,189
Painted Pony Petroleum Ltd. (a)	2,200	22,722
Painted Pony Petroleum Ltd. (a)(e)	15,000	154,920
Penn West Petroleum Ltd.	25,800	233,272
Pioneer Natural Resources Co.	7,200	1,391,544
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
QEP Resources, Inc.	11,700	$ 359,073
Range Resources Corp.	6,600	596,970
Rosetta Resources, Inc. (a)	1,300	61,542
SM Energy Co.	4,500	333,585
Southwestern Energy Co. (a)	17,900	857,052
Talisman Energy, Inc.	55,400	572,676
Tullow Oil PLC	80,400	1,194,577
Whiting Petroleum Corp. (a)	6,500	479,180
		48,596,402
Oil & Gas Refining & Marketing - 0.0%
Phillips 66 Co.	1,500	124,830
Oil & Gas Storage & Transport - 0.1%
Access Midstream Partners LP	1,400	83,090
MPLX LP	400	21,652
Phillips 66 Partners LP	1,100	58,982
Valero Energy Partners LP	2,800	115,388
		279,112
TOTAL OIL, GAS & CONSUMABLE FUELS		117,962,556
PAPER & FOREST PRODUCTS - 3.6%
Forest Products - 0.3%
Boise Cascade Co. (a)	9,600	240,192
West Fraser Timber Co. Ltd.	16,900	755,531
		995,723
Paper Products - 3.3%
Empresas CMPC SA	521,159	1,160,071
International Paper Co.	179,800	8,387,670
Lee & Man Paper Manufacturing Ltd.	356,000	193,315
Mondi PLC	47,900	794,591
Nine Dragons Paper (Holdings) Ltd.	771,000	506,180
Stora Enso Oyj (R Shares)	184,200	1,877,014
		12,918,841
TOTAL PAPER & FOREST PRODUCTS		13,914,564
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Specialized REITs - 0.0%
Weyerhaeuser Co.	5,900	176,115
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 0.3%
Specialty Stores - 0.3%
Tsutsumi Jewelry Co. Ltd.	47,300	$ 1,071,057
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Trading Companies & Distributors - 0.1%
Daewoo International Corp.	4,400	154,390
Finning International, Inc.	4,400	118,827
		273,217
TOTAL COMMON STOCKS (Cost $401,274,429)		375,778,545
Nonconvertible Preferred Stocks - 2.5%

METALS & MINING - 1.9%
Steel - 1.9%
Gerdau SA sponsored	299,000	1,796,990
Vale SA (PN-A) sponsored ADR	467,900	5,553,973
		7,350,963
OIL, GAS & CONSUMABLE FUELS - 0.5%
Integrated Oil & Gas - 0.5%
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.)	144,700	2,141,560
PAPER & FOREST PRODUCTS - 0.1%
Paper Products - 0.1%
Fibria Celulose SA sponsored ADR (a)(d)	20,300	201,579
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,124,063)		9,694,102
Money Market Funds - 5.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	1,537,142	$ 1,537,142
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	20,178,104	20,178,104
TOTAL MONEY MARKET FUNDS (Cost $21,715,246)		21,715,246
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $439,113,738)		407,187,893
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(18,600,095)
NET ASSETS - 100%		$ 388,587,798
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $154,920 or 0.0% of net assets.

(f) Security or a portion of the security sold on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 182
Fidelity Securities Lending Cash Central Fund	103,357
Total	$ 103,539
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 375,778,545	$ 290,781,888	$ 84,996,657	$ -
Nonconvertible Preferred Stocks	9,694,102	9,694,102	-	-
Money Market Funds	21,715,246	21,715,246	-	-
Total Investments in Securities:	$ 407,187,893	$ 322,191,236	$ 84,996,657	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 5,175,234
Level 2 to Level 1	$ 4,614,734
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	42.2%
United Kingdom	16.9%
Canada	14.4%
Switzerland	4.0%
Bermuda	3.5%
Bailiwick of Jersey	2.6%
Brazil	2.5%
France	2.0%
Japan	1.5%
Korea (South)	1.2%
Others (Individually Less Than 1%)	9.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,566,783) - See accompanying schedule: Unaffiliated issuers (cost $417,398,492)	$ 385,472,647
Fidelity Central Funds (cost $21,715,246)	21,715,246
Total Investments (cost $439,113,738)		$ 407,187,893
Cash		52
Foreign currency held at value (cost $39,439)		39,511
Receivable for investments sold Regular delivery		2,676,006
Delayed delivery		128,674
Receivable for fund shares sold		1,074,190
Dividends receivable		899,155
Distributions receivable from Fidelity Central Funds		33,324
Prepaid expenses		117
Other receivables		11,026
Total assets		412,049,948

Liabilities
Payable for investments purchased	$ 2,182,498
Payable for fund shares redeemed	698,743
Accrued management fee	224,078
Distribution and service plan fees payable	37,344
Other affiliated payables	109,047
Other payables and accrued expenses	32,336
Collateral on securities loaned, at value	20,178,104
Total liabilities		23,462,150

Net Assets		$ 388,587,798
Net Assets consist of:
Paid in capital		$ 463,743,525
Undistributed net investment income		1,514,108
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(44,754,243)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(31,915,592)
Net Assets		$ 388,587,798

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($63,356,075 ÷ 4,329,327 shares)	$ 14.63

Maximum offering price per share (100/94.25 of $14.63)	$ 15.52
Class T: Net Asset Value and redemption price per share ($12,030,248 ÷ 823,431 shares)	$ 14.61

Maximum offering price per share (100/96.50 of $14.61)	$ 15.14
Class B: Net Asset Value and offering price per share ($2,004,972 ÷ 137,884 shares)A	$ 14.54

Class C: Net Asset Value and offering price per share ($21,138,142 ÷ 1,459,848 shares)A	$ 14.48

Global Commodity Stock: Net Asset Value, offering price and redemption price per share ($263,939,991 ÷ 17,978,155 shares)	$ 14.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,118,370 ÷ 1,778,990 shares)	$ 14.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 4,492,815
Income from Fidelity Central Funds		103,539
Income before foreign taxes withheld		4,596,354
Less foreign taxes withheld		(242,975)
Total income		4,353,379

Expenses
Management fee	$ 1,355,066
Transfer agent fees	569,069
Distribution and service plan fees	231,084
Accounting and security lending fees	101,277
Custodian fees and expenses	32,045
Independent trustees' compensation	773
Registration fees	78,858
Audit	26,016
Legal	917
Miscellaneous	1,615
Total expenses before reductions	2,396,720
Expense reductions	(13,244)	2,383,476
Net investment income (loss)		1,969,903
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,632,131)
Foreign currency transactions	(74,526)
Total net realized gain (loss)		(2,706,657)
Change in net unrealized appreciation (depreciation) on: Investment securities	17,260,323
Assets and liabilities in foreign currencies	(711)
Total change in net unrealized appreciation (depreciation)		17,259,612
Net gain (loss)		14,552,955
Net increase (decrease) in net assets resulting from operations		$ 16,522,858

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,969,903	$ 6,058,817
Net realized gain (loss)	(2,706,657)	(772,445)
Change in net unrealized appreciation (depreciation)	17,259,612	(21,248,344)
Net increase (decrease) in net assets resulting from operations	16,522,858	(15,961,972)
Distributions to shareholders from net investment income	(4,765,261)	(5,697,049)
Distributions to shareholders from net realized gain	(367,710)	-
Total distributions	(5,132,971)	(5,697,049)
Share transactions - net increase (decrease)	(37,872,422)	(152,423,209)
Redemption fees	3,819	18,199
Total increase (decrease) in net assets	(26,478,716)	(174,064,031)

Net Assets
Beginning of period	415,066,514	589,130,545
End of period (including undistributed net investment income of $1,514,108 and undistributed net investment income of $4,309,466, respectively)	$ 388,587,798	$ 415,066,514

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.17	$ 14.59	$ 15.14	$ 15.60	$ 13.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.16	.11	.12	.19 H	(.01)
Net realized and unrealized gain (loss)	.56	(.45)	(.59)	(.38)	2.20	3.29
Total from investment operations	.62	(.29)	(.48)	(.26)	2.39	3.28
Distributions from net investment income	(.15)	(.13)	(.05)	(.13)	- K	-
Distributions from net realized gain	(.01)	-	(.01)	(.06)	(.08)	-
Total distributions	(.16)	(.13)	(.07) M	(.20) L	(.08)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 14.63	$ 14.17	$ 14.59	$ 15.14	$ 15.60	$ 13.29
Total Return B, C, D	4.45%	(2.00)%	(3.19)%	(1.80)%	18.04%	32.90%
Ratios to Average Net Assets F, J
Expenses before reductions	1.37% A	1.36%	1.34%	1.32%	1.37%	1.65% A
Expenses net of fee waivers, if any	1.36% A	1.35%	1.34%	1.32%	1.37%	1.50% A
Expenses net of all reductions	1.36% A	1.34%	1.33%	1.31%	1.36%	1.48% A
Net investment income (loss)	.89% A	1.12%	.80%	.71%	1.35% H	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,356	$ 71,293	$ 99,694	$ 127,979	$ 60,370	$ 15,705
Portfolio turnover rate G	84% A	65%	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%. I For the period March 25, 2009 (commencement of operations) to October 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.20 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.062 per share. M Total distributions of $.07 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.13	$ 14.54	$ 15.08	$ 15.55	$ 13.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.12	.08	.07	.16 H	(.03)
Net realized and unrealized gain (loss)	.57	(.45)	(.60)	(.38)	2.19	3.29
Total from investment operations	.61	(.33)	(.52)	(.31)	2.35	3.26
Distributions from net investment income	(.11)	(.08)	(.01)	(.10)	-	-
Distributions from net realized gain	(.01)	-	(.01)	(.06)	(.07)	-
Total distributions	(.13) L	(.08)	(.02)	(.16)	(.07)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 14.61	$ 14.13	$ 14.54	$ 15.08	$ 15.55	$ 13.27
Total Return B, C, D	4.35%	(2.26)%	(3.43)%	(2.09)%	17.73%	32.70%
Ratios to Average Net Assets F, J
Expenses before reductions	1.63% A	1.62%	1.61%	1.60%	1.63%	2.04% A
Expenses net of fee waivers, if any	1.63% A	1.61%	1.61%	1.60%	1.63%	1.75% A
Expenses net of all reductions	1.63% A	1.60%	1.60%	1.59%	1.61%	1.73% A
Net investment income (loss)	.63% A	.86%	.53%	.43%	1.10% H	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,030	$ 12,551	$ 16,692	$ 20,831	$ 11,762	$ 4,665
Portfolio turnover rate G	84% A	65%	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .17%. I For the period March 25, 2009 (commencement of operations) to October 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.13 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.01	$ 14.41	$ 15.00	$ 15.46	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.05	- K	(.01)	.08 H	(.07)
Net realized and unrealized gain (loss)	.56	(.45)	(.59)	(.39)	2.20	3.28
Total from investment operations	.57	(.40)	(.59)	(.40)	2.28	3.21
Distributions from net investment income	(.03)	- K	-	-	-	-
Distributions from net realized gain	(.01)	-	-	(.06)	(.04)	-
Total distributions	(.04)	- K	-	(.06)	(.04)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 14.54	$ 14.01	$ 14.41	$ 15.00	$ 15.46	$ 13.22
Total Return B, C, D	4.10%	(2.75)%	(3.93)%	(2.62)%	17.23%	32.20%
Ratios to Average Net Assets F, J
Expenses before reductions	2.13% A	2.11%	2.10%	2.11%	2.16%	2.66% A
Expenses net of fee waivers, if any	2.12% A	2.11%	2.10%	2.11%	2.16%	2.25% A
Expenses net of all reductions	2.12% A	2.10%	2.10%	2.10%	2.15%	2.23% A
Net investment income (loss)	.13% A	.36%	.03%	(.09)%	.56% H	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,005	$ 2,303	$ 3,097	$ 4,324	$ 4,348	$ 2,726
Portfolio turnover rate G	84% A	65%	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.37)%. I For the period March 25, 2009 (commencement of operations) to October 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 13.96	$ 14.37	$ 14.95	$ 15.45	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.05	.01	(.01)	.08 H	(.07)
Net realized and unrealized gain (loss)	.56	(.44)	(.59)	(.38)	2.19	3.28
Total from investment operations	.57	(.39)	(.58)	(.39)	2.27	3.21
Distributions from net investment income	(.03)	(.02)	-	(.05)	-	-
Distributions from net realized gain	(.01)	-	-	(.06)	(.04)	-
Total distributions	(.05) L	(.02)	-	(.11)	(.04)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 14.48	$ 13.96	$ 14.37	$ 14.95	$ 15.45	$ 13.22
Total Return B, C, D	4.08%	(2.75)%	(3.88)%	(2.58)%	17.21%	32.20%
Ratios to Average Net Assets F, J
Expenses before reductions	2.13% A	2.11%	2.10%	2.09%	2.14%	2.53% A
Expenses net of fee waivers, if any	2.12% A	2.11%	2.10%	2.09%	2.14%	2.25% A
Expenses net of all reductions	2.12% A	2.10%	2.09%	2.08%	2.13%	2.23% A
Net investment income (loss)	.13% A	.36%	.03%	(.07)%	.58% H	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,138	$ 23,830	$ 31,865	$ 37,185	$ 14,338	$ 4,798
Portfolio turnover rate G	84% A	65%	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. I For the period March 25, 2009 (commencement of operations) to October 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.05 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Commodity Stock

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.24	$ 14.66	$ 15.21	$ 15.66	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.19	.15	.16	.23 G	.01
Net realized and unrealized gain (loss)	.56	(.45)	(.60)	(.39)	2.21	3.29
Total from investment operations	.64	(.26)	(.45)	(.23)	2.44	3.30
Distributions from net investment income	(.19)	(.16)	(.08)	(.16)	(.01)	-
Distributions from net realized gain	(.01)	-	(.01)	(.06)	(.08)	-
Total distributions	(.20)	(.16)	(.10) K	(.22)	(.09)	-
Redemption fees added to paid in capital D	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 14.68	$ 14.24	$ 14.66	$ 15.21	$ 15.66	$ 13.31
Total Return B, C	4.60%	(1.75)%	(2.96)%	(1.59)%	18.38%	33.10%
Ratios to Average Net Assets E, I
Expenses before reductions	1.12% A	1.11%	1.10%	1.08%	1.10%	1.42% A
Expenses net of fee waivers, if any	1.12% A	1.11%	1.10%	1.08%	1.10%	1.25% A
Expenses net of all reductions	1.12% A	1.09%	1.09%	1.07%	1.09%	1.23% A
Net investment income (loss)	1.13% A	1.37%	1.04%	.95%	1.62% G	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 263,940	$ 273,476	$ 387,242	$ 531,224	$ 310,186	$ 159,439
Portfolio turnover rate F	84% A	65%	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%. H For the period March 25, 2009 (commencement of operations) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.10 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.24	$ 14.67	$ 15.22	$ 15.66	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.20	.16	.16	.23 G	.01
Net realized and unrealized gain (loss)	.56	(.45)	(.60)	(.38)	2.21	3.29
Total from investment operations	.64	(.25)	(.44)	(.22)	2.44	3.30
Distributions from net investment income	(.19)	(.18)	(.09)	(.16)	(.01)	-
Distributions from net realized gain	(.01)	-	(.01)	(.06)	(.08)	-
Total distributions	(.20)	(.18)	(.11) K	(.22)	(.09)	-
Redemption fees added to paid in capital D	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 14.68	$ 14.24	$ 14.67	$ 15.22	$ 15.66	$ 13.31
Total Return B, C	4.60%	(1.71)%	(2.90)%	(1.50)%	18.39%	33.10%
Ratios to Average Net Assets E, I
Expenses before reductions	1.07% A	1.04%	1.04%	1.03%	1.09%	1.36% A
Expenses net of fee waivers, if any	1.07% A	1.04%	1.04%	1.03%	1.09%	1.25% A
Expenses net of all reductions	1.07% A	1.03%	1.03%	1.03%	1.07%	1.23% A
Net investment income (loss)	1.18% A	1.43%	1.10%	.99%	1.64% G	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,118	$ 31,613	$ 50,540	$ 58,925	$ 35,739	$ 9,811
Portfolio turnover rate F	84% A	65%	91%	71%	54%	25% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .71%. H For the period March 25, 2009 (commencement of operations) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Commodity Stock and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 31,437,648
Gross unrealized depreciation	(68,877,430)
Net unrealized appreciation (depreciation) on securities and other investments	$ (37,439,782)

Tax cost	$ 444,627,675

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (6,952,413)
No expiration
Short-term	(22,719,124)
Long-term	(5,565,253)
Total no expiration	(28,284,377)
Total capital loss carryforward	$ (35,236,790)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $163,882,368 and $205,607,138, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 81,484	$ 1,274
Class T	.25%	.25%	29,860	210
Class B	.75%	.25%	10,508	7,909
Class C	.75%	.25%	109,232	14,241
			$ 231,084	$ 23,634

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,599
Class T	1,210
Class B*	3,036
Class C*	1,580
$ 15,425

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 94,434.29
Class T	18,349.31
Class B	3,157.30
Class C	32,745.30
Global Commodity Stock	387,294.30
Institutional Class	33,090.25
	$ 569,069

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,311 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $365 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $103,357. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10,795 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,449.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 708,867	$ 864,701
Class T	98,770	89,063
Class B	4,646	847
Class C	54,810	32,277
Global Commodity Stock	3,531,196	4,073,304
Institutional Class	366,972	636,857
Total	$ 4,765,261	$ 5,697,049
From net realized gain
Class A	$ 63,119	$ -
Class T	11,363	-
Class B	2,083	-
Class C	21,591	-
Global Commodity Stock	244,178	-
Institutional Class	25,376	-
Total	$ 367,710	$ -
10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	306,242	1,201,755	$ 4,188,578	$ 16,769,552
Reinvestment of distributions	49,530	52,559	677,575	744,754
Shares redeemed	(1,058,010)	(3,054,897)	(14,670,520)	(42,479,556)
Net increase (decrease)	(702,238)	(1,800,583)	$ (9,804,367)	$ (24,965,250)
Class T
Shares sold	31,560	130,604	$ 440,743	$ 1,791,142
Reinvestment of distributions	7,867	5,824	107,538	82,471
Shares redeemed	(104,200)	(396,060)	(1,451,086)	(5,490,961)
Net increase (decrease)	(64,773)	(259,632)	$ (902,805)	$ (3,617,348)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class B
Shares sold	1,301	7,047	$ 17,395	$ 98,902
Reinvestment of distributions	453	54	6,179	758
Shares redeemed	(28,229)	(57,569)	(390,988)	(793,852)
Net increase (decrease)	(26,475)	(50,468)	$ (367,414)	$ (694,192)
Class C
Shares sold	76,995	368,295	$ 1,045,167	$ 5,059,285
Reinvestment of distributions	4,980	1,963	67,632	27,576
Shares redeemed	(329,310)	(880,659)	(4,530,686)	(12,048,987)
Net increase (decrease)	(247,335)	(510,401)	$ (3,417,887)	$ (6,962,126)
Global Commodity Stock
Shares sold	1,981,834	5,296,700	$ 27,354,521	$ 74,369,495
Reinvestment of distributions	246,397	264,635	3,378,097	3,760,465
Shares redeemed	(3,454,485)	(12,764,042)	(47,891,262)	(177,408,171)
Net increase (decrease)	(1,226,254)	(7,202,707)	$ (17,158,644)	$ (99,278,211)
Institutional Class
Shares sold	365,861	1,153,936	$ 5,114,367	$ 16,235,437
Reinvestment of distributions	20,652	25,953	283,140	368,529
Shares redeemed	(828,027)	(2,405,021)	(11,618,812)	(33,510,048)
Net increase (decrease)	(441,514)	(1,225,132)	$ (6,221,305)	$ (16,906,082)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

AGCSI-USAN-0614
1.879391.105

Fidelity®

Global Equity Income

Fund

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Actual	1.20%	$ 1,000.00	$ 1,064.70	$ 6.14
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United States of America* 44.7%
United Kingdom 9.7%
Japan 6.7%
Sweden 5.2%
Switzerland 3.9%
Canada 3.9%
South Africa 3.1%
Ireland 3.0%
Netherlands 2.6%
Other 17.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
United States of America* 41.2%
United Kingdom 11.2%
Japan 5.7%
Sweden 4.8%
Canada 3.7%
Germany 3.6%
Ireland 3.1%
France 3.1%
Switzerland 2.7%
Other 20.9%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.6	96.3
Short-Term Investments and Net Other Assets (Liabilities)	3.4	3.7
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co. (United States of America, Banks)	2.1	1.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.1	1.8
Wells Fargo & Co. (United States of America, Banks)	2.0	1.9
Chevron Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.9	1.6
Microsoft Corp. (United States of America, Software)	1.9	1.4
Nordea Bank AB (Sweden, Banks)	1.6	1.3
Svenska Handelsbanken AB (A Shares) (Sweden, Banks)	1.5	1.7
Japan Tobacco, Inc. (Japan, Tobacco)	1.5	1.6
ConocoPhillips Co. (United States of America, Oil, Gas & Consumable Fuels)	1.5	0.9
Amgen, Inc. (United States of America, Biotechnology)	1.4	1.2
	17.5
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.6	19.9
Consumer Discretionary	12.2	12.7
Industrials	11.6	14.6
Information Technology	11.5	8.5
Consumer Staples	11.0	14.1
Health Care	9.7	10.4
Energy	8.3	5.8
Telecommunication Services	6.5	6.9
Materials	2.5	0.7
Utilities	0.7	2.7

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Australia - 1.0%
Telstra Corp. Ltd.	92,996	$ 450,973
Bailiwick of Jersey - 0.9%
Wolseley PLC	6,949	401,375
Belgium - 0.9%
Anheuser-Busch InBev SA NV (d)	3,700	403,285
Canada - 3.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	11,100	312,832
Constellation Software, Inc.	1,400	310,068
Fairfax Financial Holdings Ltd. (sub. vtg.)	641	279,489
Potash Corp. of Saskatchewan, Inc. (d)	11,300	408,472
Suncor Energy, Inc.	11,100	428,181
TOTAL CANADA		1,739,042
Denmark - 0.3%
Spar Nord Bank A/S	14,100	158,559
France - 2.3%
Bureau Veritas SA	14,700	448,669
Total SA (a)	8,200	586,663
TOTAL FRANCE		1,035,332
Germany - 1.3%
AURELIUS AG	4,099	152,177
CompuGroup Medical AG	600	15,991
Siemens AG	3,250	428,741
TOTAL GERMANY		596,909
Greece - 0.3%
Greek Organization of Football Prognostics SA	9,400	149,973
Hong Kong - 1.1%
HKT Trust/HKT Ltd. unit	470,000	491,645
Ireland - 3.0%
Accenture PLC Class A	4,390	352,166
FBD Holdings PLC	12,720	306,089
Greencore Group PLC	102,486	451,801
Irish Continental Group PLC unit	6,005	241,308
TOTAL IRELAND		1,351,364
Israel - 1.5%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	6,296	325,671
Teva Pharmaceutical Industries Ltd. sponsored ADR	6,800	332,248
TOTAL ISRAEL		657,919
Common Stocks - continued
	Shares	Value
Italy - 0.4%
Lottomatica SpA (d)	6,900	$ 202,367
Japan - 6.7%
Aozora Bank Ltd.	114,000	338,984
Astellas Pharma, Inc.	33,100	368,120
Hoya Corp.	10,300	303,655
Japan Tobacco, Inc.	20,400	669,657
KDDI Corp.	5,000	266,152
Leopalace21 Corp. (a)	27,600	142,542
Monex Group, Inc. (d)	97,200	325,157
Nippon Telegraph & Telephone Corp.	6,500	360,703
Workman Co. Ltd.	5,500	221,108
TOTAL JAPAN		2,996,078
Kenya - 0.5%
Safaricom Ltd.	1,534,200	230,985
Korea (South) - 0.5%
Coway Co. Ltd.	2,681	211,501
Luxembourg - 0.7%
Altice S.A. (d)	5,400	308,583
Netherlands - 2.6%
Exact Holdings NV	9,400	331,244
Koninklijke Philips Electronics NV	14,116	451,898
LyondellBasell Industries NV Class A	4,100	379,250
TOTAL NETHERLANDS		1,162,392
Norway - 0.5%
Gjensidige Forsikring ASA	13,400	247,067
Singapore - 1.2%
United Overseas Bank Ltd.	32,000	555,412
South Africa - 3.1%
Astral Foods Ltd.	37,060	336,413
Lewis Group Ltd.	73,800	437,728
Nampak Ltd.	47,700	177,733
Reunert Ltd.	68,000	445,986
TOTAL SOUTH AFRICA		1,397,860
Spain - 0.6%
Atresmedia Corporacion de Medios de Comunicacion SA	18,315	262,478
Sweden - 5.2%
Eniro AB (a)	7,634	60,582
Intrum Justitia AB (d)	20,683	598,332
Common Stocks - continued
	Shares	Value
Sweden - continued
Nordea Bank AB	50,690	$ 732,418
Svenska Cellulosa AB (SCA) (B Shares)	10,000	280,059
Svenska Handelsbanken AB (A Shares)	13,480	676,467
TOTAL SWEDEN		2,347,858
Switzerland - 3.9%
Roche Holding AG (participation certificate)	3,164	928,148
TE Connectivity Ltd.	6,000	353,880
UBS AG	15,463	323,391
Vontobel Holdings AG	3,926	153,677
TOTAL SWITZERLAND		1,759,096
Taiwan - 2.2%
MediaTek, Inc.	21,000	328,587
Taiwan Semiconductor Manufacturing Co. Ltd.	163,000	641,175
TOTAL TAIWAN		969,762
United Kingdom - 9.7%
Brit PLC (a)	37,100	133,266
British American Tobacco PLC (United Kingdom)	11,200	646,744
Direct Line Insurance Group PLC	73,700	311,461
Dunelm Group PLC	8,900	140,726
Ensco PLC Class A	6,073	306,383
Exova Group Ltd. PLC (a)	9,200	34,212
GlaxoSmithKline PLC	19,900	549,848
Hilton Food Group PLC	56,200	506,228
ITV PLC	72,100	221,555
Reckitt Benckiser Group PLC	3,552	286,366
Royal Dutch Shell PLC Class A (United Kingdom)	1	40
Taylor Wimpey PLC	143,900	255,352
The Restaurant Group PLC	27,978	294,765
Vodafone Group PLC	96,600	366,753
WH Smith PLC	17,052	314,969
TOTAL UNITED KINGDOM		4,368,668
United States of America - 41.3%
AbbVie, Inc.	6,220	323,938
Access Midstream Partners LP	5,400	320,490
American Tower Corp.	4,100	342,432
Amgen, Inc.	5,800	648,150
ARAMARK Holdings Corp.	5,004	141,063
Bank of America Corp.	35,000	529,900
Booz Allen Hamilton Holding Corp. Class A	9,900	230,076
Common Stocks - continued
	Shares	Value
United States of America - continued
Capital One Financial Corp.	5,400	$ 399,060
Chevron Corp.	6,835	857,929
Comcast Corp. Class A	9,050	468,428
Community Trust Bancorp, Inc.	7,180	264,727
ConocoPhillips Co.	8,800	653,928
CVB Financial Corp.	21,580	312,047
Danaher Corp.	3,700	271,506
Darden Restaurants, Inc.	3,200	159,072
Dr. Pepper Snapple Group, Inc.	7,861	435,657
Dun & Bradstreet Corp.	2,750	304,590
Eli Lilly & Co.	10	591
FedEx Corp.	2,481	338,036
H&R Block, Inc.	11,310	321,430
Hubbell, Inc. Class B	1,902	223,903
Johnson & Johnson	5,900	597,611
Johnson Controls, Inc.	7,900	356,606
JPMorgan Chase & Co.	17,080	956,135
Lakeland Financial Corp.	7,688	281,381
Lorillard, Inc.	5,900	350,578
MasterCard, Inc. Class A	4,500	330,975
McGraw Hill Financial, Inc.	4,200	310,506
Merck & Co., Inc.	8,800	515,328
Microsoft Corp.	20,764	838,866
MPLX LP	5,600	303,128
National Penn Bancshares, Inc.	26,670	260,566
Oracle Corp.	10,426	426,215
Psychemedics Corp.	5,167	81,432
QUALCOMM, Inc.	4,200	330,582
Sempra Energy	3,220	317,524
SunTrust Banks, Inc.	6,400	244,864
The Boeing Co.	3,200	412,864
U.S. Bancorp	15,880	647,586
United Technologies Corp.	5,050	597,567
Verizon Communications, Inc.	11,500	537,395
Verizon Communications, Inc. CDI	4,657	217,668
VF Corp.	7,660	467,949
Visa, Inc. Class A	1,760	356,594
W.R. Grace & Co. (a)	1,500	138,150
Common Stocks - continued
	Shares	Value
United States of America - continued
Wells Fargo & Co.	18,337	$ 910,249
Western Gas Partners LP	3,470	235,960
TOTAL UNITED STATES OF AMERICA		18,571,232
TOTAL COMMON STOCKS (Cost $37,219,477)		43,027,715
Nonconvertible Preferred Stocks - 1.0%

Germany - 1.0%
Volkswagen AG (Cost $426,627)	1,600	430,855
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 0.11% (b)	1,037,804	1,037,804
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,952,268	1,952,268
TOTAL MONEY MARKET FUNDS (Cost $2,990,072)		2,990,072
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $40,636,176)		46,448,642
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(1,448,108)
NET ASSETS - 100%		$ 45,000,534
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 746
Fidelity Securities Lending Cash Central Fund	9,798
Total	$ 10,544
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,427,090	$ 5,427,090	$ -	$ -
Consumer Staples	5,005,291	3,955,262	1,050,029	-
Energy	3,692,702	3,105,999	586,703	-
Financials	10,295,609	9,972,218	323,391	-
Health Care	4,361,405	2,883,409	1,477,996	-
Industrials	5,198,987	4,318,348	880,639	-
Information Technology	5,134,083	4,492,908	641,175	-
Materials	1,103,605	1,103,605	-	-
Telecommunication Services	2,922,274	2,194,818	727,456	-
Utilities	317,524	317,524	-	-
Money Market Funds	2,990,072	2,990,072	-	-
Total Investments in Securities:	$ 46,448,642	$ 40,761,253	$ 5,687,389	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period endedApril 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 771,304
Level 2 to Level 1	$ 1,411,098

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,849,562) - See accompanying schedule: Unaffiliated issuers (cost $37,646,104)	$ 43,458,570
Fidelity Central Funds (cost $2,990,072)	2,990,072
Total Investments (cost $40,636,176)		$ 46,448,642
Cash		40,952
Foreign currency held at value (cost $44,134)		28,041
Receivable for investments sold		267,779
Receivable for fund shares sold		99,834
Dividends receivable		197,663
Distributions receivable from Fidelity Central Funds		1,629
Prepaid expenses		49
Receivable from investment adviser for expense reductions		6,586
Other receivables		5,730
Total assets		47,096,905

Liabilities
Payable for fund shares redeemed	$ 80,199
Accrued management fee	25,761
Other affiliated payables	9,129
Other payables and accrued expenses	29,014
Collateral on securities loaned, at value	1,952,268
Total liabilities		2,096,371

Net Assets		$ 45,000,534
Net Assets consist of:
Paid in capital		$ 36,488,703
Undistributed net investment income		132,737
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,580,901
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,798,193
Net Assets, for 3,591,809 shares outstanding		$ 45,000,534
Net Asset Value, offering price and redemption price per share ($45,000,534 ÷ 3,591,809 shares)		$ 12.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 684,767
Special dividends		308,483
Income from Fidelity Central Funds		10,544
Income before foreign taxes withheld		1,003,794
Less foreign taxes withheld		(49,371)
Total income		954,423

Expenses
Management fee	$ 153,436
Transfer agent fees	42,440
Accounting and security lending fees	11,397
Custodian fees and expenses	5,952
Independent trustees' compensation	85
Registration fees	19,528
Audit	36,108
Legal	86
Miscellaneous	354
Total expenses before reductions	269,386
Expense reductions	(7,301)	262,085
Net investment income (loss)		692,338
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,662,276
Foreign currency transactions	12,198
Total net realized gain (loss)		2,674,474
Change in net unrealized appreciation (depreciation) on: Investment securities	(602,167)
Assets and liabilities in foreign currencies	(14,848)
Total change in net unrealized appreciation (depreciation)		(617,015)
Net gain (loss)		2,057,459
Net increase (decrease) in net assets resulting from operations		$ 2,749,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 692,338	$ 673,718
Net realized gain (loss)	2,674,474	1,081,466
Change in net unrealized appreciation (depreciation)	(617,015)	5,341,911
Net increase (decrease) in net assets resulting from operations	2,749,797	7,097,095
Distributions to shareholders from net investment income	(559,601)	(655,660)
Distributions to shareholders from net realized gain	(995,008)	(75,040)
Total distributions	(1,554,609)	(730,700)
Share transactions Proceeds from sales of shares	9,903,246	22,544,863
Reinvestment of distributions	1,434,591	683,107
Cost of shares redeemed	(9,806,431)	(14,167,602)
Net increase (decrease) in net assets resulting from share transactions	1,531,406	9,060,368
Redemption fees	2,740	6,232
Total increase (decrease) in net assets	2,729,334	15,432,995

Net Assets
Beginning of period	42,271,200	26,838,205
End of period (including undistributed net investment income of $132,737 and $0, respectively)	$ 45,000,534	$ 42,271,200
Other Information Shares
Sold	804,771	2,028,428
Issued in reinvestment of distributions	118,050	62,848
Redeemed	(796,754)	(1,267,633)
Net increase (decrease)	126,067	823,643

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.20	$ 10.16	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19G	.22	.08
Net realized and unrealized gain (loss)	.58	2.06	.15
Total from investment operations	.77	2.28	.23
Distributions from net investment income	(.16)	(.21)	(.07)
Distributions from net realized gain	(.28)	(.03)	-
Total distributions	(.44)	(.24)	(.07)
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 12.53	$ 12.20	$ 10.16
Total Return B, C	6.47%	22.73%	2.25%
Ratios to Average Net Assets E, I
Expenses before reductions	1.23%A	1.28%	2.18%A
Expenses net of fee waivers, if any	1.20%A	1.20%	1.20%A
Expenses net of all reductions	1.20% A	1.19%	1.17%A
Net investment income (loss)	3.16% A, G	1.94%	1.62%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,001	$ 42,271	$ 26,838
Portfolio turnover rate F	97% A	66%	33%K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects large, non-recurring dividends which amounted to $.09 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.75%.

H For the period May 2, 2012 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Global Equity Income Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management &

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,478,076
Gross unrealized depreciation	(686,458)
Net unrealized appreciation (depreciation) on securities and other investments	$ 5,791,618

Tax cost	$ 40,657,024

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated 21,167,076 and $20,480,469, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $110 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit - continued

of credit, which amounted to $40 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9,798. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.20% of average net assets. This reimbursement will remain in place through December 31, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $6,586.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $384.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $331 for the period.

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

FIL Investment Advisors (FIA)

FIL Investment Advisors (UK) Limited
(FIA(UK))

FIL Investments (Japan) Limited (FIJ)

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GED-USAN-0614
1.938165.101

Fidelity®

International Discovery

Fund

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.29%
Actual		$ 1,000.00	$ 1,015.70	$ 6.45
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.46
Class T	1.52%
Actual		$ 1,000.00	$ 1,014.40	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Class B	2.06%
Actual		$ 1,000.00	$ 1,012.00	$ 10.28
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.03%
Actual		$ 1,000.00	$ 1,012.10	$ 10.13
HypotheticalA		$ 1,000.00	$ 1,014.73	$ 10.14
International Discovery	.94%
Actual		$ 1,000.00	$ 1,017.60	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Class K	.81%
Actual		$ 1,000.00	$ 1,018.50	$ 4.05
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Institutional Class	.94%
Actual		$ 1,000.00	$ 1,017.60	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Class Z	.81%
Actual		$ 1,000.00	$ 1,018.10	$ 4.05
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Japan 16.3%
United Kingdom 14.4%
Germany 10.3%
United States of America* 9.5%
France 8.9%
Switzerland 5.5%
Sweden 5.2%
Spain 3.0%
Netherlands 2.7%
Other 24.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Japan 18.2%
United Kingdom 15.9%
France 10.9%
Germany 8.7%
Switzerland 6.4%
United States of America* 5.5%
Sweden 4.1%
Spain 3.6%
Netherlands 3.3%
Other 23.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	96.0	97.2
Other Investments	0.1	0.0
Short-Term Investments and Net Other Assets (Liabilities)	3.9	2.8
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.3	2.0
Total SA (France, Oil, Gas & Consumable Fuels)	2.0	1.5
Bayer AG (Germany, Pharmaceuticals)	1.8	1.6
Australia & New Zealand Banking Group Ltd. (Australia, Banks)	1.8	1.8
Volkswagen AG (Germany, Automobiles)	1.5	1.5
Siemens AG (Germany, Industrial Conglomerates)	1.3	1.3
SoftBank Corp. (Japan, Wireless Telecommunication Services)	1.3	1.4
BASF AG (Germany, Chemicals)	1.3	1.2
KBC Groupe SA (Belgium, Banks)	1.2	1.0
AXA SA (France, Insurance)	1.2	1.2
	15.7
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.1	24.8
Consumer Discretionary	14.8	16.4
Industrials	14.6	13.0
Health Care	12.4	9.5
Consumer Staples	8.4	10.1
Information Technology	8.3	7.7
Materials	5.4	5.2
Telecommunication Services	5.1	5.1
Energy	3.5	3.8
Utilities	0.2	0.6

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value (000s)
Australia - 2.5%
Ansell Ltd.	2,499,254	$ 42,001
Australia & New Zealand Banking Group Ltd.	6,493,040	207,924
Ramsay Health Care Ltd.	1,215,729	50,609
TOTAL AUSTRALIA		300,534
Austria - 0.2%
Andritz AG	455,300	28,257
Bailiwick of Jersey - 1.7%
Experian PLC	2,900,800	55,638
Shire PLC	222,100	12,702
Wolseley PLC	1,459,649	84,310
WPP PLC	2,319,800	50,019
TOTAL BAILIWICK OF JERSEY		202,669
Belgium - 2.4%
Anheuser-Busch InBev SA NV (d)	1,183,927	129,043
Arseus NV	235,000	13,335
KBC Groupe SA	2,342,738	142,716
TOTAL BELGIUM		285,094
Bermuda - 0.1%
PAX Global Technology Ltd. (a)	25,931,000	13,512
Canada - 2.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,346,700	37,954
Constellation Software, Inc.	266,500	59,024
First Quantum Minerals Ltd.	1,680,600	33,472
Imperial Oil Ltd.	38,100	1,860
Suncor Energy, Inc.	2,012,600	77,636
TransForce, Inc.	1,412,400	30,837
TOTAL CANADA		240,783
Cayman Islands - 1.0%
Cimc Enric Holdings Ltd.	12,718,000	18,405
ENN Energy Holdings Ltd.	3,266,000	22,832
Greatview Aseptic Pack Co. Ltd.	26,392,000	16,102
iKang Healthcare Group, Inc. sponsored ADR	80,200	1,101
Sands China Ltd.	4,548,600	33,207
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	841,400	28,608
TOTAL CAYMAN ISLANDS		120,255
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	529,830	577
Common Stocks - continued
	Shares	Value (000s)
Denmark - 2.1%
ISS Holdings A/S (a)	384,000	$ 13,369
Novo Nordisk A/S Series B (d)	3,046,345	138,261
Pandora A/S	514,000	34,576
Vestas Wind Systems A/S (a)	1,263,600	56,087
TOTAL DENMARK		242,293
Finland - 0.7%
Sampo Oyj (A Shares) (d)	1,739,800	86,387
France - 8.9%
Arkema SA	487,670	54,376
Atos Origin SA	525,695	45,386
AXA SA (d)	5,364,600	139,734
BNP Paribas SA	1,617,645	121,436
Bureau Veritas SA	1,413,000	43,127
Havas SA	5,933,668	47,170
Iliad SA	213,972	57,738
Lafarge SA (Bearer)	605,900	55,353
Rexel SA	3,421,500	86,392
Schneider Electric SA	1,383,800	129,683
SR Teleperformance SA	385,700	22,094
Total SA (a)	3,397,200	243,050
TOTAL FRANCE		1,045,539
Germany - 8.8%
Aareal Bank AG	1,044,895	47,367
adidas AG	638,000	68,093
BASF AG (d)	1,265,455	146,472
Bayer AG (d)	1,557,600	216,094
Brenntag AG	477,800	86,406
Continental AG (d)	255,300	59,805
Drillisch AG	2,022,600	75,314
GEA Group AG	1,508,060	67,463
HeidelbergCement Finance AG (d)	494,100	42,857
KION Group AG	1,166,749	55,149
LEG Immobilien AG	184,948	12,337
Siemens AG	1,197,644	157,994
TOTAL GERMANY		1,035,351
Hong Kong - 2.0%
AIA Group Ltd.	22,053,600	106,955
Techtronic Industries Co. Ltd.	39,683,000	126,425
TOTAL HONG KONG		233,380
Common Stocks - continued
	Shares	Value (000s)
India - 1.3%
Bharti Infratel Ltd. (a)	5,356,336	$ 19,151
Housing Development Finance Corp. Ltd.	6,075,663	90,452
Lupin Ltd.	1,963,215	33,499
United Spirits Ltd.	273,323	12,546
TOTAL INDIA		155,648
Ireland - 2.1%
Actavis PLC (a)	305,900	62,505
Bank of Ireland (a)	63,590,200	24,885
James Hardie Industries PLC CDI	6,070,470	77,373
Kerry Group PLC Class A	1,114,800	88,003
TOTAL IRELAND		252,766
Italy - 1.4%
De Longhi SpA	2,375,100	51,535
UniCredit SpA	9,028,600	80,666
World Duty Free SpA (a)	2,253,904	30,191
TOTAL ITALY		162,392
Japan - 16.3%
ABC-MART, Inc.	398,400	17,867
ACOM Co. Ltd. (a)(d)	10,332,400	35,171
Aozora Bank Ltd.	16,056,000	47,743
Astellas Pharma, Inc.	9,796,000	108,946
Coca-Cola Central Japan Co. Ltd.	1,597,500	35,908
Daikin Industries Ltd.	1,089,400	62,880
Don Quijote Holdings Co. Ltd.	1,454,900	76,562
Hitachi Ltd.	6,659,000	47,353
Hoya Corp.	2,101,900	61,966
Iida Group Holdings Co. Ltd. (a)	464,778	6,910
Japan Exchange Group, Inc.	2,589,500	51,114
Japan Tobacco, Inc.	3,948,700	129,621
Kakaku.com, Inc.	1,903,000	27,083
KDDI Corp.	1,426,300	75,922
Keyence Corp.	304,060	117,136
NEC Corp.	23,010,000	64,595
Olympus Corp. (a)	1,501,000	45,807
OMRON Corp.	2,083,000	73,552
ORIX Corp.	9,072,900	131,077
Park24 Co. Ltd.	1,342,800	24,509
Rakuten, Inc.	5,927,100	76,643
Santen Pharmaceutical Co. Ltd.	1,166,900	52,047
Seven & i Holdings Co., Ltd.	2,748,600	108,374
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Seven Bank Ltd.	17,781,300	$ 67,309
Ship Healthcare Holdings, Inc.	1,076,700	36,650
SoftBank Corp.	2,099,300	155,854
Toshiba Plant Systems & Services Corp.	2,449,100	36,005
Toyota Motor Corp.	2,257,200	121,952
Tsuruha Holdings, Inc.	260,900	26,234
TOTAL JAPAN		1,922,790
Korea (South) - 1.1%
Hyundai Motor Co.	206,848	46,051
Naver Corp.	112,967	80,699
TOTAL KOREA (SOUTH)		126,750
Luxembourg - 0.2%
Altice S.A.	344,100	19,664
Netherlands - 2.7%
AEGON NV	5,028,800	46,096
AerCap Holdings NV (a)	1,180,100	49,246
Airbus Group NV	176,700	12,132
Koninklijke KPN NV (a)	12,577,385	44,686
Koninklijke Philips Electronics NV	3,436,200	110,004
Royal DSM NV	778,500	55,817
TOTAL NETHERLANDS		317,981
New Zealand - 0.5%
EBOS Group Ltd.	243,590	1,974
Ryman Healthcare Group Ltd.	7,311,565	54,536
TOTAL NEW ZEALAND		56,510
Philippines - 0.2%
Alliance Global Group, Inc.	26,741,800	18,688
Portugal - 0.1%
CTT Correios de Portugal SA	609,064	6,700
Espirito Santo Saude SGPS SA	1,982,181	9,570
TOTAL PORTUGAL		16,270
Singapore - 0.5%
Ezion Holdings Ltd.	12,606,000	22,825
Global Logistic Properties Ltd.	16,214,205	36,859
TOTAL SINGAPORE		59,684
Common Stocks - continued
	Shares	Value (000s)
South Africa - 0.5%
Naspers Ltd. Class N	668,700	$ 63,053
Spain - 3.0%
Amadeus IT Holding SA Class A	1,462,100	60,762
Atresmedia Corporacion de Medios de Comunicacion SA	1,515,400	21,718
Banco Bilbao Vizcaya Argentaria SA	5,747,024	70,790
Criteria CaixaCorp SA	8,029,913	48,906
Grifols SA ADR (d)	1,796,450	73,726
Inditex SA	481,679	72,272
TOTAL SPAIN		348,174
Sweden - 5.2%
ASSA ABLOY AB (B Shares)	2,128,600	112,679
Eniro AB (a)	4,832,900	38,353
H&M Hennes & Mauritz AB (B Shares) (d)	1,057,821	43,079
HEXPOL AB (B Shares)	143,001	13,504
Intrum Justitia AB	1,835,800	53,107
Investment AB Kinnevik (B Shares)	460,600	16,186
Nordea Bank AB	9,576,600	138,372
Svenska Cellulosa AB (SCA) (B Shares) (d)	4,579,600	128,256
Svenska Handelsbanken AB (A Shares)	1,425,600	71,541
TOTAL SWEDEN		615,077
Switzerland - 5.5%
Compagnie Financiere Richemont SA Series A	244,608	24,819
Lonza Group AG	521,951	54,532
Partners Group Holding AG	230,056	62,945
Roche Holding AG (participation certificate)	926,232	271,714
Schindler Holding AG (participation certificate)	194,920	30,165
Syngenta AG (Switzerland)	179,374	71,031
UBS AG	6,126,361	128,126
TOTAL SWITZERLAND		643,332
Taiwan - 1.5%
ECLAT Textile Co. Ltd.	2,457,180	26,881
MediaTek, Inc.	4,532,000	70,912
Merida Industry Co. Ltd.	4,758,000	31,861
Taiwan Semiconductor Manufacturing Co. Ltd.	12,576,000	49,469
TOTAL TAIWAN		179,123
United Kingdom - 14.4%
Aberdeen Asset Management PLC	5,975,132	44,066
Alabama Noor Hospitals Group PLC	1,829,400	30,826
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Associated British Foods PLC	791,000	$ 39,678
Barclays PLC	16,433,040	70,170
BG Group PLC	4,257,800	86,123
BHP Billiton PLC	2,080,582	67,545
British American Tobacco PLC (United Kingdom)	1,050,600	60,667
Bunzl PLC	1,143,100	32,443
Diageo PLC	4,394,219	134,638
Exova Group Ltd. PLC (a)	3,912,500	14,549
Hikma Pharmaceuticals PLC	3,907,835	102,401
HSBC Holdings PLC (United Kingdom)	7,007,393	71,599
ITV PLC	14,738,700	45,290
Jazztel PLC (a)	4,681,964	71,840
Legal & General Group PLC	11,058,689	39,546
Liberty Global PLC:
Class A (a)	677,800	26,990
Class C	677,800	26,048
London Stock Exchange Group PLC	2,683,400	82,095
Meggitt PLC	6,842,366	55,071
Melrose PLC	6,971,000	33,603
Next PLC	781,744	86,057
Ocado Group PLC (a)	799,632	4,536
Persimmon PLC	2,082,200	46,124
Poundland Group PLC (a)	3,906,035	22,917
Reckitt Benckiser Group PLC	788,600	63,578
Rolls-Royce Group PLC	4,197,715	74,418
Rotork PLC	717,800	31,401
St. James's Place Capital PLC	5,676,000	73,792
Taylor Wimpey PLC	12,002,700	21,299
The Restaurant Group PLC	1,992,100	20,988
Ultra Electronics Holdings PLC	614,667	17,601
Vodafone Group PLC	28,009,396	106,341
TOTAL UNITED KINGDOM		1,704,240
United States of America - 3.3%
Google, Inc.:
Class A (a)	90,700	48,514
Class C (a)	90,700	47,768
Illumina, Inc. (a)	222,300	30,199
Las Vegas Sands Corp.	726,600	57,496
MasterCard, Inc. Class A	806,900	59,347
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
McGraw Hill Financial, Inc.	1,269,000	$ 93,817
Visa, Inc. Class A	273,600	55,434
TOTAL UNITED STATES OF AMERICA		392,575
TOTAL COMMON STOCKS (Cost $8,927,377)		10,889,348
Nonconvertible Preferred Stocks - 1.5%

Germany - 1.5%
Volkswagen AG	650,200	175,089
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	562,493,810	950
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $133,978)		176,039
Government Obligations - 0.1%
		Principal Amount (000s) (h)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 5/8/14 to 5/29/14 (g) (Cost $15,570)		$ 15,570	15,570
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $14,037)	EUR	9,140	14,125
Money Market Funds - 9.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	611,309,213	$ 611,309
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	511,177,090	511,177
TOTAL MONEY MARKET FUNDS (Cost $1,122,486)		1,122,486
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $10,213,448)		12,217,568
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(402,287)
NET ASSETS - 100%		$ 11,815,281
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
3,792 CME Nikkei 225 Index Contracts	June 2014	$ 271,223	$ (19,376)

The face value of futures purchased as a percentage of net assets is 2.3%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,125,000 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,065,000.
(h) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 312
Fidelity Securities Lending Cash Central Fund	2,699
Total	$ 3,011
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,721,540	$ 1,549,569	$ 171,971	$ -
Consumer Staples	994,500	670,152	324,348	-
Energy	431,494	188,444	243,050	-
Financials	2,488,756	2,077,090	411,666	-
Health Care	1,471,643	1,015,467	456,176	-
Industrials	1,711,362	1,443,364	267,998	-
Information Technology	982,512	933,043	49,469	-
Materials	633,902	495,326	138,576	-
Telecommunication Services	606,846	455,819	151,027	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Utilities	$ 22,832	$ 22,832	$ -	$ -
Government Obligations	15,570	-	15,570	-
Preferred Securities	14,125	-	14,125	-
Money Market Funds	1,122,486	1,122,486	-	-
Total Investments in Securities:	$ 12,217,568	$ 9,973,592	$ 2,243,976	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (19,376)	$ (19,376)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 312,418
Level 2 to Level 1	$ 1,472,156
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (19,376)
Total Value of Derivatives	$ -	$ (19,376)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $484,808) - See accompanying schedule: Unaffiliated issuers (cost $9,090,962)	$ 11,095,082
Fidelity Central Funds (cost $1,122,486)	1,122,486
Total Investments (cost $10,213,448)		$ 12,217,568
Foreign currency held at value (cost $6,181)		6,184
Receivable for investments sold		111,261
Receivable for fund shares sold		12,993
Dividends receivable		42,603
Distributions receivable from Fidelity Central Funds		900
Prepaid expenses		9
Other receivables		3,877
Total assets		12,395,395

Liabilities
Payable for investments purchased	$ 44,205
Payable for fund shares redeemed	11,662
Accrued management fee	6,656
Distribution and service plan fees payable	128
Payable for daily variation margin for derivative instruments	3,128
Other affiliated payables	1,677
Other payables and accrued expenses	1,481
Collateral on securities loaned, at value	511,177
Total liabilities		580,114

Net Assets		$ 11,815,281
Net Assets consist of:
Paid in capital		$ 10,415,376
Undistributed net investment income		114,183
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(697,402)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,983,124
Net Assets		$ 11,815,281

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($331,128 ÷ 8,392.9 shares)	$ 39.45

Maximum offering price per share (100/94.25 of $39.45)	$ 41.86
Class T: Net Asset Value and redemption price per share ($50,909 ÷ 1,297.9 shares)	$ 39.22

Maximum offering price per share (100/96.50 of $39.22)	$ 40.64
Class B: Net Asset Value and offering price per share ($5,848 ÷ 149.1 shares)A	$ 39.22

Class C: Net Asset Value and offering price per share ($39,763 ÷ 1,015.9 shares)A	$ 39.14

International Discovery: Net Asset Value, offering price and redemption price per share ($8,069,092 ÷ 203,149.3 shares)	$ 39.72

Class K: Net Asset Value, offering price and redemption price per share ($2,679,042 ÷ 67,586.0 shares)	$ 39.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($622,000 ÷ 15,688.4 shares)	$ 39.65

Class Z: Net Asset Value, offering price and redemption price per share ($17,499 ÷ 441.7 shares)	$ 39.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 116,352
Special dividends		63,816
Interest		2
Income from Fidelity Central Funds		3,011
Income before foreign taxes withheld		183,181
Less foreign taxes withheld		(10,085)
Total income		173,096

Expenses
Management fee Basic fee	$ 40,933
Performance adjustment	1,565
Transfer agent fees	8,918
Distribution and service plan fees	772
Accounting and security lending fees	927
Custodian fees and expenses	708
Independent trustees' compensation	23
Registration fees	167
Audit	60
Legal	25
Miscellaneous	41
Total expenses before reductions	54,139
Expense reductions	(122)	54,017
Net investment income (loss)		119,079
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	363,543
Foreign currency transactions	(1,353)
Futures contracts	8,004
Total net realized gain (loss)		370,194
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $721)	(269,054)
Assets and liabilities in foreign currencies	255
Futures contracts	(23,614)
Total change in net unrealized appreciation (depreciation)		(292,413)
Net gain (loss)		77,781
Net increase (decrease) in net assets resulting from operations		$ 196,860

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 119,079	$ 129,203
Net realized gain (loss)	370,194	725,376
Change in net unrealized appreciation (depreciation)	(292,413)	1,463,372
Net increase (decrease) in net assets resulting from operations	196,860	2,317,951
Distributions to shareholders from net investment income	(136,326)	(146,031)
Distributions to shareholders from net realized gain	(88,586)	(8,413)
Total distributions	(224,912)	(154,444)
Share transactions - net increase (decrease)	548,372	714,712
Redemption fees	75	128
Total increase (decrease) in net assets	520,395	2,878,347

Net Assets
Beginning of period	11,294,886	8,416,539
End of period (including undistributed net investment income of $114,183 and undistributed net investment income of $131,430, respectively)	$ 11,815,281	$ 11,294,886

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.49	$ 31.66	$ 29.43	$ 32.07	$ 28.57	$ 23.68
Income from Investment Operations
Net investment income (loss) E	.33 K	.34	.41	.42	.31	.31
Net realized and unrealized gain (loss)	.28	7.97	2.11	(2.52)	3.51	4.84
Total from investment operations	.61	8.31	2.52	(2.10)	3.82	5.15
Distributions from net investment income	(.33)	(.45)	(.29)	(.38)	(.28)	(.26)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.65) J	(.48)	(.29)	(.54)	(.32)	(.26)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.45	$ 39.49	$ 31.66	$ 29.43	$ 32.07	$ 28.57
Total Return B,C,D	1.57%	26.59%	8.70%	(6.71)%	13.43%	22.14%
Ratios to Average Net Assets F,H
Expenses before reductions	1.29% A	1.35%	1.34%	1.30%	1.33%	1.37%
Expenses net of fee waivers, if any	1.29% A	1.35%	1.34%	1.29%	1.33%	1.37%
Expenses net of all reductions	1.29% A	1.33%	1.31%	1.25%	1.28%	1.32%
Net investment income (loss)	1.68% A,K	.97%	1.41%	1.31%	1.06%	1.28%
Supplemental Data
Net assets, end of period (in millions)	$ 331	$ 347	$ 299	$ 320	$ 392	$ 414
Portfolio turnover rate G	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.65 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.311 per share.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.23	$ 31.42	$ 29.18	$ 31.81	$ 28.35	$ 23.49
Income from Investment Operations
Net investment income (loss) E	.28 J	.26	.34	.34	.23	.24
Net realized and unrealized gain (loss)	.27	7.92	2.09	(2.51)	3.48	4.81
Total from investment operations	.55	8.18	2.43	(2.17)	3.71	5.05
Distributions from net investment income	(.25)	(.34)	(.19)	(.30)	(.21)	(.19)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.56)	(.37)	(.19)	(.46)	(.25)	(.19)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.22	$ 39.23	$ 31.42	$ 29.18	$ 31.81	$ 28.35
Total Return B,C,D	1.44%	26.31%	8.41%	(6.96)%	13.14%	21.79%
Ratios to Average Net Assets F,H
Expenses before reductions	1.52% A	1.59%	1.59%	1.56%	1.60%	1.65%
Expenses net of fee waivers, if any	1.52% A	1.59%	1.59%	1.55%	1.60%	1.65%
Expenses net of all reductions	1.52% A	1.57%	1.56%	1.51%	1.56%	1.60%
Net investment income (loss)	1.44% A,J	.73%	1.16%	1.05%	.79%	1.00%
Supplemental Data
Net assets, end of period (in millions)	$ 51	$ 53	$ 46	$ 61	$ 92	$ 83
Portfolio turnover rate G	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .35%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.08	$ 31.28	$ 29.02	$ 31.60	$ 28.18	$ 23.25
Income from Investment Operations
Net investment income (loss) E	.18 K	.08	.19	.17	.08	.12
Net realized and unrealized gain (loss)	.28	7.90	2.09	(2.48)	3.44	4.81
Total from investment operations	.46	7.98	2.28	(2.31)	3.52	4.93
Distributions from net investment income	(.01)	(.15)	(.02)	(.12)	(.06)	-
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.32)	(.18)	(.02)	(.27) J	(.10)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.22	$ 39.08	$ 31.28	$ 29.02	$ 31.60	$ 28.18
Total Return B,C,D	1.20%	25.64%	7.85%	(7.39)%	12.52%	21.20%
Ratios to Average Net Assets F,H
Expenses before reductions	2.06% A	2.10%	2.09%	2.06%	2.12%	2.16%
Expenses net of fee waivers, if any	2.06% A	2.10%	2.09%	2.06%	2.12%	2.16%
Expenses net of all reductions	2.06% A	2.08%	2.06%	2.02%	2.08%	2.11%
Net investment income (loss)	.90% A,K	.22%	.66%	.54%	.27%	.49%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 7	$ 8	$ 10	$ 14	$ 16
Portfolio turnover rate G	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.27 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.155 per share.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.07	$ 31.32	$ 29.08	$ 31.68	$ 28.23	$ 23.31
Income from Investment Operations
Net investment income (loss) E	.18 K	.08	.19	.18	.09	.12
Net realized and unrealized gain (loss)	.28	7.90	2.09	(2.49)	3.45	4.82
Total from investment operations	.46	7.98	2.28	(2.31)	3.54	4.94
Distributions from net investment income	(.08)	(.20)	(.04)	(.14)	(.05)	(.02)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.39)	(.23)	(.04)	(.29) J	(.09)	(.02)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.14	$ 39.07	$ 31.32	$ 29.08	$ 31.68	$ 28.23
Total Return B,C,D	1.21%	25.65%	7.86%	(7.37)%	12.54%	21.22%
Ratios to Average Net Assets F,H
Expenses before reductions	2.03% A	2.10%	2.09%	2.05%	2.09%	2.14%
Expenses net of fee waivers, if any	2.03% A	2.09%	2.09%	2.04%	2.09%	2.14%
Expenses net of all reductions	2.03% A	2.07%	2.06%	2.00%	2.05%	2.09%
Net investment income (loss)	.93% A,K	.23%	.66%	.56%	.30%	.51%
Supplemental Data
Net assets, end of period (in millions)	$ 40	$ 36	$ 30	$ 33	$ 44	$ 43
Portfolio turnover rate G	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.82	$ 31.91	$ 29.69	$ 32.34	$ 28.79	$ 23.88
Income from Investment Operations
Net investment income (loss) D	.40 I	.47	.51	.53	.40	.37
Net realized and unrealized gain (loss)	.28	8.02	2.12	(2.54)	3.54	4.88
Total from investment operations	.68	8.49	2.63	(2.01)	3.94	5.25
Distributions from net investment income	(.47)	(.55)	(.41)	(.48)	(.35)	(.34)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.78)	(.58)	(.41)	(.64)	(.39)	(.34)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 39.72	$ 39.82	$ 31.91	$ 29.69	$ 32.34	$ 28.79
Total Return B,C	1.76%	27.03%	9.03%	(6.39)%	13.76%	22.47%
Ratios to Average Net Assets E,G
Expenses before reductions	.94% A	1.00%	1.01%	.97%	1.05%	1.12%
Expenses net of fee waivers, if any	.94% A	1.00%	1.01%	.96%	1.05%	1.12%
Expenses net of all reductions	.94% A	.98%	.98%	.92%	1.00%	1.07%
Net investment income (loss)	2.03% A,I	1.32%	1.73%	1.64%	1.35%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$ 8,069	$ 7,800	$ 5,965	$ 6,806	$ 8,133	$ 8,114
Portfolio turnover rate F	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .93%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.76	$ 31.87	$ 29.66	$ 32.32	$ 28.78	$ 23.90
Income from Investment Operations
Net investment income (loss) D	.43 J	.52	.57	.58	.46	.44
Net realized and unrealized gain (loss)	.29	8.01	2.11	(2.54)	3.53	4.86
Total from investment operations	.72	8.53	2.68	(1.96)	3.99	5.30
Distributions from net investment income	(.53)	(.61)	(.47)	(.55)	(.41)	(.42)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.84)	(.64)	(.47)	(.70) I	(.45)	(.42)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 39.64	$ 39.76	$ 31.87	$ 29.66	$ 32.32	$ 28.78
Total Return B,C	1.85%	27.23%	9.24%	(6.24)%	13.96%	22.80%
Ratios to Average Net Assets E,G
Expenses before reductions	.81% A	.85%	.83%	.80%	.84%	.88%
Expenses net of fee waivers, if any	.81% A	.85%	.83%	.79%	.84%	.88%
Expenses net of all reductions	.80% A	.83%	.80%	.75%	.79%	.83%
Net investment income (loss)	2.16% A,J	1.47%	1.91%	1.81%	1.55%	1.77%
Supplemental Data
Net assets, end of period (in millions)	$ 2,679	$ 2,576	$ 1,776	$ 1,245	$ 1,078	$ 674
Portfolio turnover rate F	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.70 per share is comprised of distributions from net investment income of $.548 and distributions from net realized gain of $.155 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.76	$ 31.87	$ 29.65	$ 32.31	$ 28.77	$ 23.91
Income from Investment Operations
Net investment income (loss) D	.40 J	.47	.52	.54	.41	.39
Net realized and unrealized gain (loss)	.28	8.01	2.11	(2.55)	3.55	4.86
Total from investment operations	.68	8.48	2.63	(2.01)	3.96	5.25
Distributions from net investment income	(.48)	(.56)	(.41)	(.50)	(.38)	(.39)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.79)	(.59)	(.41)	(.65) I	(.42)	(.39)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 39.65	$ 39.76	$ 31.87	$ 29.65	$ 32.31	$ 28.77
Total Return B,C	1.76%	27.03%	9.07%	(6.39)%	13.84%	22.52%
Ratios to Average Net Assets E,G
Expenses before reductions	.94% A	1.00%	1.00%	.95%	.99%	1.05%
Expenses net of fee waivers, if any	.94% A	1.00%	1.00%	.94%	.99%	1.05%
Expenses net of all reductions	.94% A	.97%	.97%	.90%	.95%	1.00%
Net investment income (loss)	2.02% A,J	1.33%	1.75%	1.66%	1.40%	1.60%
Supplemental Data
Net assets, end of period (in millions)	$ 622	$ 476	$ 294	$ 278	$ 319	$ 267
Portfolio turnover rate F	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.65 per share is comprised of distributions from net investment income of $.497 and distributions from net realized gain of $.155 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .93%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2014	Year ended October 31,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.77	$ 37.22
Income from Investment Operations
Net investment income (loss) D	.42 J	.07
Net realized and unrealized gain (loss)	.28	2.48
Total from investment operations	.70	2.55
Distributions from net investment income	(.54)	-
Distributions from net realized gain	(.31)	-
Total distributions	(.85)	-
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 39.62	$ 39.77
Total Return B,C	1.81%	6.85%
Ratios to Average Net Assets E,H
Expenses before reductions	.81% A	.85% A
Expenses net of fee waivers, if any	.81% A	.85% A
Expenses net of all reductions	.81% A	.83% A
Net investment income (loss)	2.16% A,J	.76% A
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 107
Portfolio turnover rate F	54% A	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Discovery, Class K, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required.

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,148,794
Gross unrealized depreciation	(226,912)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,921,882

Tax cost	$ 10,295,686

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (950,903)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase return and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $8,004 and a change in net unrealized appreciation (depreciation) of $(23,614) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,130,499 and $3,016,413, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 417	$ 6
Class T	.25%	.25%	131	2
Class B	.75%	.25%	32	24
Class C	.75%	.25%	192	22
			$ 772	$ 54

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 31
Class T	4
Class B*	2
Class C*	1
$ 38

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 463.28
Class T	68.26
Class B	10.30
Class C	52.27
International Discovery	7,248.18
Class K	597.05
Institutional Class	478.18
Class Z	2.05
	$ 8,918

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,214 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income

Semiannual Report

8. Security Lending - continued

earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component income from Fidelity Central Funds. Total security lending income during the period amounted to $2,699, including $7 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $97 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $25.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 2,857	$ 4,138
Class T	344	492
Class B	2	34
Class C	79	186
International Discovery	93,065	101,466
Class K	33,983	34,651
Institutional Class	5,936	5,064
Class Z	60	-
Total	$ 136,326	$ 146,031
From net realized gain
Class A	$ 2,660	$ 297
Class T	423	46
Class B	52	7
Class C	295	30
International Discovery	61,190	5,914
Class K	20,093	1,827
Institutional Class	3,838	292
Class Z	35	-
Total	$ 88,586	$ 8,413

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013A	Six months ended April 30, 2014	Year ended October 31, 2013A
Class A
Shares sold	838	1,772	$ 33,014	$ 62,186
Reinvestment of distributions	137	132	5,280	4,249
Shares redeemed	(1,362)	(2,553)	(53,759)	(88,988)
Net increase (decrease)	(387)	(649)	$ (15,465)	$ (22,553)
Class T
Shares sold	97	227	$ 3,819	$ 7,911
Reinvestment of distributions	19	16	736	512
Shares redeemed	(174)	(347)	(6,774)	(11,997)
Net increase (decrease)	(58)	(104)	$ (2,219)	$ (3,574)
Class B
Shares sold	4	4	$ 149	$ 137
Reinvestment of distributions	1	1	51	39
Shares redeemed	(27)	(75)	(1,059)	(2,570)
Net increase (decrease)	(22)	(70)	$ (859)	$ (2,394)
Class C
Shares sold	153	184	$ 5,958	$ 6,532
Reinvestment of distributions	9	6	337	193
Shares redeemed	(79)	(207)	(3,097)	(7,250)
Net increase (decrease)	83	(17)	$ 3,198	$ (525)
International Discovery
Shares sold	21,319	37,338	$ 845,660	$ 1,332,523
Reinvestment of distributions	3,813	3,176	148,138	102,608
Shares redeemed	(17,836)	(31,569)	(705,578)	(1,103,313)
Net increase (decrease)	7,296	8,945	$ 288,220	$ 331,818
Class K
Shares sold	8,356	19,989	$ 332,299	$ 699,723
Reinvestment of distributions	1,396	1,132	54,076	36,478
Shares redeemed	(6,953)	(12,053)	(275,437)	(423,712)
Net increase (decrease)	2,799	9,068	$ 110,938	$ 312,489
Institutional Class
Shares sold	5,352	4,893	$ 211,862	$ 175,669
Reinvestment of distributions	91	68	3,529	2,182
Shares redeemed	(1,730)	(2,219)	(67,783)	(78,500)
Net increase (decrease)	3,713	2,742	$ 147,608	$ 99,351
Class Z
Shares sold	463	3	$ 17,869	$ 100
Reinvestment of distributions	2	-	95	-
Shares redeemed	(26)	-	(1,013)	-
Net increase (decrease)	439	3	$ 16,951	$ 100

A Share transactions for class Z are for the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 14% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 20% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IGI-USAN-0614
1.807260.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Discovery

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® International Discovery Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.29%
Actual		$ 1,000.00	$ 1,015.70	$ 6.45
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.46
Class T	1.52%
Actual		$ 1,000.00	$ 1,014.40	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Class B	2.06%
Actual		$ 1,000.00	$ 1,012.00	$ 10.28
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.03%
Actual		$ 1,000.00	$ 1,012.10	$ 10.13
HypotheticalA		$ 1,000.00	$ 1,014.73	$ 10.14
International Discovery	.94%
Actual		$ 1,000.00	$ 1,017.60	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Class K	.81%
Actual		$ 1,000.00	$ 1,018.50	$ 4.05
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Institutional Class	.94%
Actual		$ 1,000.00	$ 1,017.60	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Class Z	.81%
Actual		$ 1,000.00	$ 1,018.10	$ 4.05
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Japan 16.3%
United Kingdom 14.4%
Germany 10.3%
United States of America* 9.5%
France 8.9%
Switzerland 5.5%
Sweden 5.2%
Spain 3.0%
Netherlands 2.7%
Other 24.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Japan 18.2%
United Kingdom 15.9%
France 10.9%
Germany 8.7%
Switzerland 6.4%
United States of America* 5.5%
Sweden 4.1%
Spain 3.6%
Netherlands 3.3%
Other 23.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	96.0	97.2
Other Investments	0.1	0.0
Short-Term Investments and Net Other Assets (Liabilities)	3.9	2.8
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.3	2.0
Total SA (France, Oil, Gas & Consumable Fuels)	2.0	1.5
Bayer AG (Germany, Pharmaceuticals)	1.8	1.6
Australia & New Zealand Banking Group Ltd. (Australia, Banks)	1.8	1.8
Volkswagen AG (Germany, Automobiles)	1.5	1.5
Siemens AG (Germany, Industrial Conglomerates)	1.3	1.3
SoftBank Corp. (Japan, Wireless Telecommunication Services)	1.3	1.4
BASF AG (Germany, Chemicals)	1.3	1.2
KBC Groupe SA (Belgium, Banks)	1.2	1.0
AXA SA (France, Insurance)	1.2	1.2
	15.7
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.1	24.8
Consumer Discretionary	14.8	16.4
Industrials	14.6	13.0
Health Care	12.4	9.5
Consumer Staples	8.4	10.1
Information Technology	8.3	7.7
Materials	5.4	5.2
Telecommunication Services	5.1	5.1
Energy	3.5	3.8
Utilities	0.2	0.6

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value (000s)
Australia - 2.5%
Ansell Ltd.	2,499,254	$ 42,001
Australia & New Zealand Banking Group Ltd.	6,493,040	207,924
Ramsay Health Care Ltd.	1,215,729	50,609
TOTAL AUSTRALIA		300,534
Austria - 0.2%
Andritz AG	455,300	28,257
Bailiwick of Jersey - 1.7%
Experian PLC	2,900,800	55,638
Shire PLC	222,100	12,702
Wolseley PLC	1,459,649	84,310
WPP PLC	2,319,800	50,019
TOTAL BAILIWICK OF JERSEY		202,669
Belgium - 2.4%
Anheuser-Busch InBev SA NV (d)	1,183,927	129,043
Arseus NV	235,000	13,335
KBC Groupe SA	2,342,738	142,716
TOTAL BELGIUM		285,094
Bermuda - 0.1%
PAX Global Technology Ltd. (a)	25,931,000	13,512
Canada - 2.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,346,700	37,954
Constellation Software, Inc.	266,500	59,024
First Quantum Minerals Ltd.	1,680,600	33,472
Imperial Oil Ltd.	38,100	1,860
Suncor Energy, Inc.	2,012,600	77,636
TransForce, Inc.	1,412,400	30,837
TOTAL CANADA		240,783
Cayman Islands - 1.0%
Cimc Enric Holdings Ltd.	12,718,000	18,405
ENN Energy Holdings Ltd.	3,266,000	22,832
Greatview Aseptic Pack Co. Ltd.	26,392,000	16,102
iKang Healthcare Group, Inc. sponsored ADR	80,200	1,101
Sands China Ltd.	4,548,600	33,207
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	841,400	28,608
TOTAL CAYMAN ISLANDS		120,255
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	529,830	577
Common Stocks - continued
	Shares	Value (000s)
Denmark - 2.1%
ISS Holdings A/S (a)	384,000	$ 13,369
Novo Nordisk A/S Series B (d)	3,046,345	138,261
Pandora A/S	514,000	34,576
Vestas Wind Systems A/S (a)	1,263,600	56,087
TOTAL DENMARK		242,293
Finland - 0.7%
Sampo Oyj (A Shares) (d)	1,739,800	86,387
France - 8.9%
Arkema SA	487,670	54,376
Atos Origin SA	525,695	45,386
AXA SA (d)	5,364,600	139,734
BNP Paribas SA	1,617,645	121,436
Bureau Veritas SA	1,413,000	43,127
Havas SA	5,933,668	47,170
Iliad SA	213,972	57,738
Lafarge SA (Bearer)	605,900	55,353
Rexel SA	3,421,500	86,392
Schneider Electric SA	1,383,800	129,683
SR Teleperformance SA	385,700	22,094
Total SA (a)	3,397,200	243,050
TOTAL FRANCE		1,045,539
Germany - 8.8%
Aareal Bank AG	1,044,895	47,367
adidas AG	638,000	68,093
BASF AG (d)	1,265,455	146,472
Bayer AG (d)	1,557,600	216,094
Brenntag AG	477,800	86,406
Continental AG (d)	255,300	59,805
Drillisch AG	2,022,600	75,314
GEA Group AG	1,508,060	67,463
HeidelbergCement Finance AG (d)	494,100	42,857
KION Group AG	1,166,749	55,149
LEG Immobilien AG	184,948	12,337
Siemens AG	1,197,644	157,994
TOTAL GERMANY		1,035,351
Hong Kong - 2.0%
AIA Group Ltd.	22,053,600	106,955
Techtronic Industries Co. Ltd.	39,683,000	126,425
TOTAL HONG KONG		233,380
Common Stocks - continued
	Shares	Value (000s)
India - 1.3%
Bharti Infratel Ltd. (a)	5,356,336	$ 19,151
Housing Development Finance Corp. Ltd.	6,075,663	90,452
Lupin Ltd.	1,963,215	33,499
United Spirits Ltd.	273,323	12,546
TOTAL INDIA		155,648
Ireland - 2.1%
Actavis PLC (a)	305,900	62,505
Bank of Ireland (a)	63,590,200	24,885
James Hardie Industries PLC CDI	6,070,470	77,373
Kerry Group PLC Class A	1,114,800	88,003
TOTAL IRELAND		252,766
Italy - 1.4%
De Longhi SpA	2,375,100	51,535
UniCredit SpA	9,028,600	80,666
World Duty Free SpA (a)	2,253,904	30,191
TOTAL ITALY		162,392
Japan - 16.3%
ABC-MART, Inc.	398,400	17,867
ACOM Co. Ltd. (a)(d)	10,332,400	35,171
Aozora Bank Ltd.	16,056,000	47,743
Astellas Pharma, Inc.	9,796,000	108,946
Coca-Cola Central Japan Co. Ltd.	1,597,500	35,908
Daikin Industries Ltd.	1,089,400	62,880
Don Quijote Holdings Co. Ltd.	1,454,900	76,562
Hitachi Ltd.	6,659,000	47,353
Hoya Corp.	2,101,900	61,966
Iida Group Holdings Co. Ltd. (a)	464,778	6,910
Japan Exchange Group, Inc.	2,589,500	51,114
Japan Tobacco, Inc.	3,948,700	129,621
Kakaku.com, Inc.	1,903,000	27,083
KDDI Corp.	1,426,300	75,922
Keyence Corp.	304,060	117,136
NEC Corp.	23,010,000	64,595
Olympus Corp. (a)	1,501,000	45,807
OMRON Corp.	2,083,000	73,552
ORIX Corp.	9,072,900	131,077
Park24 Co. Ltd.	1,342,800	24,509
Rakuten, Inc.	5,927,100	76,643
Santen Pharmaceutical Co. Ltd.	1,166,900	52,047
Seven & i Holdings Co., Ltd.	2,748,600	108,374
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Seven Bank Ltd.	17,781,300	$ 67,309
Ship Healthcare Holdings, Inc.	1,076,700	36,650
SoftBank Corp.	2,099,300	155,854
Toshiba Plant Systems & Services Corp.	2,449,100	36,005
Toyota Motor Corp.	2,257,200	121,952
Tsuruha Holdings, Inc.	260,900	26,234
TOTAL JAPAN		1,922,790
Korea (South) - 1.1%
Hyundai Motor Co.	206,848	46,051
Naver Corp.	112,967	80,699
TOTAL KOREA (SOUTH)		126,750
Luxembourg - 0.2%
Altice S.A.	344,100	19,664
Netherlands - 2.7%
AEGON NV	5,028,800	46,096
AerCap Holdings NV (a)	1,180,100	49,246
Airbus Group NV	176,700	12,132
Koninklijke KPN NV (a)	12,577,385	44,686
Koninklijke Philips Electronics NV	3,436,200	110,004
Royal DSM NV	778,500	55,817
TOTAL NETHERLANDS		317,981
New Zealand - 0.5%
EBOS Group Ltd.	243,590	1,974
Ryman Healthcare Group Ltd.	7,311,565	54,536
TOTAL NEW ZEALAND		56,510
Philippines - 0.2%
Alliance Global Group, Inc.	26,741,800	18,688
Portugal - 0.1%
CTT Correios de Portugal SA	609,064	6,700
Espirito Santo Saude SGPS SA	1,982,181	9,570
TOTAL PORTUGAL		16,270
Singapore - 0.5%
Ezion Holdings Ltd.	12,606,000	22,825
Global Logistic Properties Ltd.	16,214,205	36,859
TOTAL SINGAPORE		59,684
Common Stocks - continued
	Shares	Value (000s)
South Africa - 0.5%
Naspers Ltd. Class N	668,700	$ 63,053
Spain - 3.0%
Amadeus IT Holding SA Class A	1,462,100	60,762
Atresmedia Corporacion de Medios de Comunicacion SA	1,515,400	21,718
Banco Bilbao Vizcaya Argentaria SA	5,747,024	70,790
Criteria CaixaCorp SA	8,029,913	48,906
Grifols SA ADR (d)	1,796,450	73,726
Inditex SA	481,679	72,272
TOTAL SPAIN		348,174
Sweden - 5.2%
ASSA ABLOY AB (B Shares)	2,128,600	112,679
Eniro AB (a)	4,832,900	38,353
H&M Hennes & Mauritz AB (B Shares) (d)	1,057,821	43,079
HEXPOL AB (B Shares)	143,001	13,504
Intrum Justitia AB	1,835,800	53,107
Investment AB Kinnevik (B Shares)	460,600	16,186
Nordea Bank AB	9,576,600	138,372
Svenska Cellulosa AB (SCA) (B Shares) (d)	4,579,600	128,256
Svenska Handelsbanken AB (A Shares)	1,425,600	71,541
TOTAL SWEDEN		615,077
Switzerland - 5.5%
Compagnie Financiere Richemont SA Series A	244,608	24,819
Lonza Group AG	521,951	54,532
Partners Group Holding AG	230,056	62,945
Roche Holding AG (participation certificate)	926,232	271,714
Schindler Holding AG (participation certificate)	194,920	30,165
Syngenta AG (Switzerland)	179,374	71,031
UBS AG	6,126,361	128,126
TOTAL SWITZERLAND		643,332
Taiwan - 1.5%
ECLAT Textile Co. Ltd.	2,457,180	26,881
MediaTek, Inc.	4,532,000	70,912
Merida Industry Co. Ltd.	4,758,000	31,861
Taiwan Semiconductor Manufacturing Co. Ltd.	12,576,000	49,469
TOTAL TAIWAN		179,123
United Kingdom - 14.4%
Aberdeen Asset Management PLC	5,975,132	44,066
Alabama Noor Hospitals Group PLC	1,829,400	30,826
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Associated British Foods PLC	791,000	$ 39,678
Barclays PLC	16,433,040	70,170
BG Group PLC	4,257,800	86,123
BHP Billiton PLC	2,080,582	67,545
British American Tobacco PLC (United Kingdom)	1,050,600	60,667
Bunzl PLC	1,143,100	32,443
Diageo PLC	4,394,219	134,638
Exova Group Ltd. PLC (a)	3,912,500	14,549
Hikma Pharmaceuticals PLC	3,907,835	102,401
HSBC Holdings PLC (United Kingdom)	7,007,393	71,599
ITV PLC	14,738,700	45,290
Jazztel PLC (a)	4,681,964	71,840
Legal & General Group PLC	11,058,689	39,546
Liberty Global PLC:
Class A (a)	677,800	26,990
Class C	677,800	26,048
London Stock Exchange Group PLC	2,683,400	82,095
Meggitt PLC	6,842,366	55,071
Melrose PLC	6,971,000	33,603
Next PLC	781,744	86,057
Ocado Group PLC (a)	799,632	4,536
Persimmon PLC	2,082,200	46,124
Poundland Group PLC (a)	3,906,035	22,917
Reckitt Benckiser Group PLC	788,600	63,578
Rolls-Royce Group PLC	4,197,715	74,418
Rotork PLC	717,800	31,401
St. James's Place Capital PLC	5,676,000	73,792
Taylor Wimpey PLC	12,002,700	21,299
The Restaurant Group PLC	1,992,100	20,988
Ultra Electronics Holdings PLC	614,667	17,601
Vodafone Group PLC	28,009,396	106,341
TOTAL UNITED KINGDOM		1,704,240
United States of America - 3.3%
Google, Inc.:
Class A (a)	90,700	48,514
Class C (a)	90,700	47,768
Illumina, Inc. (a)	222,300	30,199
Las Vegas Sands Corp.	726,600	57,496
MasterCard, Inc. Class A	806,900	59,347
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
McGraw Hill Financial, Inc.	1,269,000	$ 93,817
Visa, Inc. Class A	273,600	55,434
TOTAL UNITED STATES OF AMERICA		392,575
TOTAL COMMON STOCKS (Cost $8,927,377)		10,889,348
Nonconvertible Preferred Stocks - 1.5%

Germany - 1.5%
Volkswagen AG	650,200	175,089
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	562,493,810	950
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $133,978)		176,039
Government Obligations - 0.1%
		Principal Amount (000s) (h)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 5/8/14 to 5/29/14 (g) (Cost $15,570)		$ 15,570	15,570
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $14,037)	EUR	9,140	14,125
Money Market Funds - 9.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	611,309,213	$ 611,309
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	511,177,090	511,177
TOTAL MONEY MARKET FUNDS (Cost $1,122,486)		1,122,486
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $10,213,448)		12,217,568
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(402,287)
NET ASSETS - 100%		$ 11,815,281
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
3,792 CME Nikkei 225 Index Contracts	June 2014	$ 271,223	$ (19,376)

The face value of futures purchased as a percentage of net assets is 2.3%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,125,000 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,065,000.
(h) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 312
Fidelity Securities Lending Cash Central Fund	2,699
Total	$ 3,011
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,721,540	$ 1,549,569	$ 171,971	$ -
Consumer Staples	994,500	670,152	324,348	-
Energy	431,494	188,444	243,050	-
Financials	2,488,756	2,077,090	411,666	-
Health Care	1,471,643	1,015,467	456,176	-
Industrials	1,711,362	1,443,364	267,998	-
Information Technology	982,512	933,043	49,469	-
Materials	633,902	495,326	138,576	-
Telecommunication Services	606,846	455,819	151,027	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Utilities	$ 22,832	$ 22,832	$ -	$ -
Government Obligations	15,570	-	15,570	-
Preferred Securities	14,125	-	14,125	-
Money Market Funds	1,122,486	1,122,486	-	-
Total Investments in Securities:	$ 12,217,568	$ 9,973,592	$ 2,243,976	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (19,376)	$ (19,376)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 312,418
Level 2 to Level 1	$ 1,472,156
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (19,376)
Total Value of Derivatives	$ -	$ (19,376)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $484,808) - See accompanying schedule: Unaffiliated issuers (cost $9,090,962)	$ 11,095,082
Fidelity Central Funds (cost $1,122,486)	1,122,486
Total Investments (cost $10,213,448)		$ 12,217,568
Foreign currency held at value (cost $6,181)		6,184
Receivable for investments sold		111,261
Receivable for fund shares sold		12,993
Dividends receivable		42,603
Distributions receivable from Fidelity Central Funds		900
Prepaid expenses		9
Other receivables		3,877
Total assets		12,395,395

Liabilities
Payable for investments purchased	$ 44,205
Payable for fund shares redeemed	11,662
Accrued management fee	6,656
Distribution and service plan fees payable	128
Payable for daily variation margin for derivative instruments	3,128
Other affiliated payables	1,677
Other payables and accrued expenses	1,481
Collateral on securities loaned, at value	511,177
Total liabilities		580,114

Net Assets		$ 11,815,281
Net Assets consist of:
Paid in capital		$ 10,415,376
Undistributed net investment income		114,183
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(697,402)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,983,124
Net Assets		$ 11,815,281

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($331,128 ÷ 8,392.9 shares)	$ 39.45

Maximum offering price per share (100/94.25 of $39.45)	$ 41.86
Class T: Net Asset Value and redemption price per share ($50,909 ÷ 1,297.9 shares)	$ 39.22

Maximum offering price per share (100/96.50 of $39.22)	$ 40.64
Class B: Net Asset Value and offering price per share ($5,848 ÷ 149.1 shares)A	$ 39.22

Class C: Net Asset Value and offering price per share ($39,763 ÷ 1,015.9 shares)A	$ 39.14

International Discovery: Net Asset Value, offering price and redemption price per share ($8,069,092 ÷ 203,149.3 shares)	$ 39.72

Class K: Net Asset Value, offering price and redemption price per share ($2,679,042 ÷ 67,586.0 shares)	$ 39.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($622,000 ÷ 15,688.4 shares)	$ 39.65

Class Z: Net Asset Value, offering price and redemption price per share ($17,499 ÷ 441.7 shares)	$ 39.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 116,352
Special dividends		63,816
Interest		2
Income from Fidelity Central Funds		3,011
Income before foreign taxes withheld		183,181
Less foreign taxes withheld		(10,085)
Total income		173,096

Expenses
Management fee Basic fee	$ 40,933
Performance adjustment	1,565
Transfer agent fees	8,918
Distribution and service plan fees	772
Accounting and security lending fees	927
Custodian fees and expenses	708
Independent trustees' compensation	23
Registration fees	167
Audit	60
Legal	25
Miscellaneous	41
Total expenses before reductions	54,139
Expense reductions	(122)	54,017
Net investment income (loss)		119,079
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	363,543
Foreign currency transactions	(1,353)
Futures contracts	8,004
Total net realized gain (loss)		370,194
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $721)	(269,054)
Assets and liabilities in foreign currencies	255
Futures contracts	(23,614)
Total change in net unrealized appreciation (depreciation)		(292,413)
Net gain (loss)		77,781
Net increase (decrease) in net assets resulting from operations		$ 196,860

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 119,079	$ 129,203
Net realized gain (loss)	370,194	725,376
Change in net unrealized appreciation (depreciation)	(292,413)	1,463,372
Net increase (decrease) in net assets resulting from operations	196,860	2,317,951
Distributions to shareholders from net investment income	(136,326)	(146,031)
Distributions to shareholders from net realized gain	(88,586)	(8,413)
Total distributions	(224,912)	(154,444)
Share transactions - net increase (decrease)	548,372	714,712
Redemption fees	75	128
Total increase (decrease) in net assets	520,395	2,878,347

Net Assets
Beginning of period	11,294,886	8,416,539
End of period (including undistributed net investment income of $114,183 and undistributed net investment income of $131,430, respectively)	$ 11,815,281	$ 11,294,886

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.49	$ 31.66	$ 29.43	$ 32.07	$ 28.57	$ 23.68
Income from Investment Operations
Net investment income (loss) E	.33 K	.34	.41	.42	.31	.31
Net realized and unrealized gain (loss)	.28	7.97	2.11	(2.52)	3.51	4.84
Total from investment operations	.61	8.31	2.52	(2.10)	3.82	5.15
Distributions from net investment income	(.33)	(.45)	(.29)	(.38)	(.28)	(.26)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.65) J	(.48)	(.29)	(.54)	(.32)	(.26)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.45	$ 39.49	$ 31.66	$ 29.43	$ 32.07	$ 28.57
Total Return B,C,D	1.57%	26.59%	8.70%	(6.71)%	13.43%	22.14%
Ratios to Average Net Assets F,H
Expenses before reductions	1.29% A	1.35%	1.34%	1.30%	1.33%	1.37%
Expenses net of fee waivers, if any	1.29% A	1.35%	1.34%	1.29%	1.33%	1.37%
Expenses net of all reductions	1.29% A	1.33%	1.31%	1.25%	1.28%	1.32%
Net investment income (loss)	1.68% A,K	.97%	1.41%	1.31%	1.06%	1.28%
Supplemental Data
Net assets, end of period (in millions)	$ 331	$ 347	$ 299	$ 320	$ 392	$ 414
Portfolio turnover rate G	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.65 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.311 per share.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.23	$ 31.42	$ 29.18	$ 31.81	$ 28.35	$ 23.49
Income from Investment Operations
Net investment income (loss) E	.28 J	.26	.34	.34	.23	.24
Net realized and unrealized gain (loss)	.27	7.92	2.09	(2.51)	3.48	4.81
Total from investment operations	.55	8.18	2.43	(2.17)	3.71	5.05
Distributions from net investment income	(.25)	(.34)	(.19)	(.30)	(.21)	(.19)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.56)	(.37)	(.19)	(.46)	(.25)	(.19)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.22	$ 39.23	$ 31.42	$ 29.18	$ 31.81	$ 28.35
Total Return B,C,D	1.44%	26.31%	8.41%	(6.96)%	13.14%	21.79%
Ratios to Average Net Assets F,H
Expenses before reductions	1.52% A	1.59%	1.59%	1.56%	1.60%	1.65%
Expenses net of fee waivers, if any	1.52% A	1.59%	1.59%	1.55%	1.60%	1.65%
Expenses net of all reductions	1.52% A	1.57%	1.56%	1.51%	1.56%	1.60%
Net investment income (loss)	1.44% A,J	.73%	1.16%	1.05%	.79%	1.00%
Supplemental Data
Net assets, end of period (in millions)	$ 51	$ 53	$ 46	$ 61	$ 92	$ 83
Portfolio turnover rate G	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .35%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.08	$ 31.28	$ 29.02	$ 31.60	$ 28.18	$ 23.25
Income from Investment Operations
Net investment income (loss) E	.18 K	.08	.19	.17	.08	.12
Net realized and unrealized gain (loss)	.28	7.90	2.09	(2.48)	3.44	4.81
Total from investment operations	.46	7.98	2.28	(2.31)	3.52	4.93
Distributions from net investment income	(.01)	(.15)	(.02)	(.12)	(.06)	-
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.32)	(.18)	(.02)	(.27) J	(.10)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.22	$ 39.08	$ 31.28	$ 29.02	$ 31.60	$ 28.18
Total Return B,C,D	1.20%	25.64%	7.85%	(7.39)%	12.52%	21.20%
Ratios to Average Net Assets F,H
Expenses before reductions	2.06% A	2.10%	2.09%	2.06%	2.12%	2.16%
Expenses net of fee waivers, if any	2.06% A	2.10%	2.09%	2.06%	2.12%	2.16%
Expenses net of all reductions	2.06% A	2.08%	2.06%	2.02%	2.08%	2.11%
Net investment income (loss)	.90% A,K	.22%	.66%	.54%	.27%	.49%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 7	$ 8	$ 10	$ 14	$ 16
Portfolio turnover rate G	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.27 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.155 per share.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.07	$ 31.32	$ 29.08	$ 31.68	$ 28.23	$ 23.31
Income from Investment Operations
Net investment income (loss) E	.18 K	.08	.19	.18	.09	.12
Net realized and unrealized gain (loss)	.28	7.90	2.09	(2.49)	3.45	4.82
Total from investment operations	.46	7.98	2.28	(2.31)	3.54	4.94
Distributions from net investment income	(.08)	(.20)	(.04)	(.14)	(.05)	(.02)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.39)	(.23)	(.04)	(.29) J	(.09)	(.02)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.14	$ 39.07	$ 31.32	$ 29.08	$ 31.68	$ 28.23
Total Return B,C,D	1.21%	25.65%	7.86%	(7.37)%	12.54%	21.22%
Ratios to Average Net Assets F,H
Expenses before reductions	2.03% A	2.10%	2.09%	2.05%	2.09%	2.14%
Expenses net of fee waivers, if any	2.03% A	2.09%	2.09%	2.04%	2.09%	2.14%
Expenses net of all reductions	2.03% A	2.07%	2.06%	2.00%	2.05%	2.09%
Net investment income (loss)	.93% A,K	.23%	.66%	.56%	.30%	.51%
Supplemental Data
Net assets, end of period (in millions)	$ 40	$ 36	$ 30	$ 33	$ 44	$ 43
Portfolio turnover rate G	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.82	$ 31.91	$ 29.69	$ 32.34	$ 28.79	$ 23.88
Income from Investment Operations
Net investment income (loss) D	.40 I	.47	.51	.53	.40	.37
Net realized and unrealized gain (loss)	.28	8.02	2.12	(2.54)	3.54	4.88
Total from investment operations	.68	8.49	2.63	(2.01)	3.94	5.25
Distributions from net investment income	(.47)	(.55)	(.41)	(.48)	(.35)	(.34)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.78)	(.58)	(.41)	(.64)	(.39)	(.34)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 39.72	$ 39.82	$ 31.91	$ 29.69	$ 32.34	$ 28.79
Total Return B,C	1.76%	27.03%	9.03%	(6.39)%	13.76%	22.47%
Ratios to Average Net Assets E,G
Expenses before reductions	.94% A	1.00%	1.01%	.97%	1.05%	1.12%
Expenses net of fee waivers, if any	.94% A	1.00%	1.01%	.96%	1.05%	1.12%
Expenses net of all reductions	.94% A	.98%	.98%	.92%	1.00%	1.07%
Net investment income (loss)	2.03% A,I	1.32%	1.73%	1.64%	1.35%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$ 8,069	$ 7,800	$ 5,965	$ 6,806	$ 8,133	$ 8,114
Portfolio turnover rate F	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .93%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.76	$ 31.87	$ 29.66	$ 32.32	$ 28.78	$ 23.90
Income from Investment Operations
Net investment income (loss) D	.43 J	.52	.57	.58	.46	.44
Net realized and unrealized gain (loss)	.29	8.01	2.11	(2.54)	3.53	4.86
Total from investment operations	.72	8.53	2.68	(1.96)	3.99	5.30
Distributions from net investment income	(.53)	(.61)	(.47)	(.55)	(.41)	(.42)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.84)	(.64)	(.47)	(.70) I	(.45)	(.42)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 39.64	$ 39.76	$ 31.87	$ 29.66	$ 32.32	$ 28.78
Total Return B,C	1.85%	27.23%	9.24%	(6.24)%	13.96%	22.80%
Ratios to Average Net Assets E,G
Expenses before reductions	.81% A	.85%	.83%	.80%	.84%	.88%
Expenses net of fee waivers, if any	.81% A	.85%	.83%	.79%	.84%	.88%
Expenses net of all reductions	.80% A	.83%	.80%	.75%	.79%	.83%
Net investment income (loss)	2.16% A,J	1.47%	1.91%	1.81%	1.55%	1.77%
Supplemental Data
Net assets, end of period (in millions)	$ 2,679	$ 2,576	$ 1,776	$ 1,245	$ 1,078	$ 674
Portfolio turnover rate F	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.70 per share is comprised of distributions from net investment income of $.548 and distributions from net realized gain of $.155 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.76	$ 31.87	$ 29.65	$ 32.31	$ 28.77	$ 23.91
Income from Investment Operations
Net investment income (loss) D	.40 J	.47	.52	.54	.41	.39
Net realized and unrealized gain (loss)	.28	8.01	2.11	(2.55)	3.55	4.86
Total from investment operations	.68	8.48	2.63	(2.01)	3.96	5.25
Distributions from net investment income	(.48)	(.56)	(.41)	(.50)	(.38)	(.39)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.79)	(.59)	(.41)	(.65) I	(.42)	(.39)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 39.65	$ 39.76	$ 31.87	$ 29.65	$ 32.31	$ 28.77
Total Return B,C	1.76%	27.03%	9.07%	(6.39)%	13.84%	22.52%
Ratios to Average Net Assets E,G
Expenses before reductions	.94% A	1.00%	1.00%	.95%	.99%	1.05%
Expenses net of fee waivers, if any	.94% A	1.00%	1.00%	.94%	.99%	1.05%
Expenses net of all reductions	.94% A	.97%	.97%	.90%	.95%	1.00%
Net investment income (loss)	2.02% A,J	1.33%	1.75%	1.66%	1.40%	1.60%
Supplemental Data
Net assets, end of period (in millions)	$ 622	$ 476	$ 294	$ 278	$ 319	$ 267
Portfolio turnover rate F	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.65 per share is comprised of distributions from net investment income of $.497 and distributions from net realized gain of $.155 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .93%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2014	Year ended October 31,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.77	$ 37.22
Income from Investment Operations
Net investment income (loss) D	.42 J	.07
Net realized and unrealized gain (loss)	.28	2.48
Total from investment operations	.70	2.55
Distributions from net investment income	(.54)	-
Distributions from net realized gain	(.31)	-
Total distributions	(.85)	-
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 39.62	$ 39.77
Total Return B,C	1.81%	6.85%
Ratios to Average Net Assets E,H
Expenses before reductions	.81% A	.85% A
Expenses net of fee waivers, if any	.81% A	.85% A
Expenses net of all reductions	.81% A	.83% A
Net investment income (loss)	2.16% A,J	.76% A
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 107
Portfolio turnover rate F	54% A	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Discovery, Class K, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required.

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,148,794
Gross unrealized depreciation	(226,912)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,921,882

Tax cost	$ 10,295,686

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (950,903)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase return and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $8,004 and a change in net unrealized appreciation (depreciation) of $(23,614) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,130,499 and $3,016,413, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 417	$ 6
Class T	.25%	.25%	131	2
Class B	.75%	.25%	32	24
Class C	.75%	.25%	192	22
			$ 772	$ 54

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 31
Class T	4
Class B*	2
Class C*	1
$ 38

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 463.28
Class T	68.26
Class B	10.30
Class C	52.27
International Discovery	7,248.18
Class K	597.05
Institutional Class	478.18
Class Z	2.05
	$ 8,918

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,214 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income

Semiannual Report

8. Security Lending - continued

earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component income from Fidelity Central Funds. Total security lending income during the period amounted to $2,699, including $7 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $97 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $25.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 2,857	$ 4,138
Class T	344	492
Class B	2	34
Class C	79	186
International Discovery	93,065	101,466
Class K	33,983	34,651
Institutional Class	5,936	5,064
Class Z	60	-
Total	$ 136,326	$ 146,031
From net realized gain
Class A	$ 2,660	$ 297
Class T	423	46
Class B	52	7
Class C	295	30
International Discovery	61,190	5,914
Class K	20,093	1,827
Institutional Class	3,838	292
Class Z	35	-
Total	$ 88,586	$ 8,413

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013A	Six months ended April 30, 2014	Year ended October 31, 2013A
Class A
Shares sold	838	1,772	$ 33,014	$ 62,186
Reinvestment of distributions	137	132	5,280	4,249
Shares redeemed	(1,362)	(2,553)	(53,759)	(88,988)
Net increase (decrease)	(387)	(649)	$ (15,465)	$ (22,553)
Class T
Shares sold	97	227	$ 3,819	$ 7,911
Reinvestment of distributions	19	16	736	512
Shares redeemed	(174)	(347)	(6,774)	(11,997)
Net increase (decrease)	(58)	(104)	$ (2,219)	$ (3,574)
Class B
Shares sold	4	4	$ 149	$ 137
Reinvestment of distributions	1	1	51	39
Shares redeemed	(27)	(75)	(1,059)	(2,570)
Net increase (decrease)	(22)	(70)	$ (859)	$ (2,394)
Class C
Shares sold	153	184	$ 5,958	$ 6,532
Reinvestment of distributions	9	6	337	193
Shares redeemed	(79)	(207)	(3,097)	(7,250)
Net increase (decrease)	83	(17)	$ 3,198	$ (525)
International Discovery
Shares sold	21,319	37,338	$ 845,660	$ 1,332,523
Reinvestment of distributions	3,813	3,176	148,138	102,608
Shares redeemed	(17,836)	(31,569)	(705,578)	(1,103,313)
Net increase (decrease)	7,296	8,945	$ 288,220	$ 331,818
Class K
Shares sold	8,356	19,989	$ 332,299	$ 699,723
Reinvestment of distributions	1,396	1,132	54,076	36,478
Shares redeemed	(6,953)	(12,053)	(275,437)	(423,712)
Net increase (decrease)	2,799	9,068	$ 110,938	$ 312,489
Institutional Class
Shares sold	5,352	4,893	$ 211,862	$ 175,669
Reinvestment of distributions	91	68	3,529	2,182
Shares redeemed	(1,730)	(2,219)	(67,783)	(78,500)
Net increase (decrease)	3,713	2,742	$ 147,608	$ 99,351
Class Z
Shares sold	463	3	$ 17,869	$ 100
Reinvestment of distributions	2	-	95	-
Shares redeemed	(26)	-	(1,013)	-
Net increase (decrease)	439	3	$ 16,951	$ 100

A Share transactions for class Z are for the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 14% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 20% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AID-USAN-0614
1.806663.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Discovery

Fund - Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Institutional Class is
a class of Fidelity®
International Discovery Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.29%
Actual		$ 1,000.00	$ 1,015.70	$ 6.45
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.46
Class T	1.52%
Actual		$ 1,000.00	$ 1,014.40	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Class B	2.06%
Actual		$ 1,000.00	$ 1,012.00	$ 10.28
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.03%
Actual		$ 1,000.00	$ 1,012.10	$ 10.13
HypotheticalA		$ 1,000.00	$ 1,014.73	$ 10.14
International Discovery	.94%
Actual		$ 1,000.00	$ 1,017.60	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Class K	.81%
Actual		$ 1,000.00	$ 1,018.50	$ 4.05
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Institutional Class	.94%
Actual		$ 1,000.00	$ 1,017.60	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Class Z	.81%
Actual		$ 1,000.00	$ 1,018.10	$ 4.05
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Japan 16.3%
United Kingdom 14.4%
Germany 10.3%
United States of America* 9.5%
France 8.9%
Switzerland 5.5%
Sweden 5.2%
Spain 3.0%
Netherlands 2.7%
Other 24.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Japan 18.2%
United Kingdom 15.9%
France 10.9%
Germany 8.7%
Switzerland 6.4%
United States of America* 5.5%
Sweden 4.1%
Spain 3.6%
Netherlands 3.3%
Other 23.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	96.0	97.2
Other Investments	0.1	0.0
Short-Term Investments and Net Other Assets (Liabilities)	3.9	2.8
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.3	2.0
Total SA (France, Oil, Gas & Consumable Fuels)	2.0	1.5
Bayer AG (Germany, Pharmaceuticals)	1.8	1.6
Australia & New Zealand Banking Group Ltd. (Australia, Banks)	1.8	1.8
Volkswagen AG (Germany, Automobiles)	1.5	1.5
Siemens AG (Germany, Industrial Conglomerates)	1.3	1.3
SoftBank Corp. (Japan, Wireless Telecommunication Services)	1.3	1.4
BASF AG (Germany, Chemicals)	1.3	1.2
KBC Groupe SA (Belgium, Banks)	1.2	1.0
AXA SA (France, Insurance)	1.2	1.2
	15.7
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.1	24.8
Consumer Discretionary	14.8	16.4
Industrials	14.6	13.0
Health Care	12.4	9.5
Consumer Staples	8.4	10.1
Information Technology	8.3	7.7
Materials	5.4	5.2
Telecommunication Services	5.1	5.1
Energy	3.5	3.8
Utilities	0.2	0.6

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value (000s)
Australia - 2.5%
Ansell Ltd.	2,499,254	$ 42,001
Australia & New Zealand Banking Group Ltd.	6,493,040	207,924
Ramsay Health Care Ltd.	1,215,729	50,609
TOTAL AUSTRALIA		300,534
Austria - 0.2%
Andritz AG	455,300	28,257
Bailiwick of Jersey - 1.7%
Experian PLC	2,900,800	55,638
Shire PLC	222,100	12,702
Wolseley PLC	1,459,649	84,310
WPP PLC	2,319,800	50,019
TOTAL BAILIWICK OF JERSEY		202,669
Belgium - 2.4%
Anheuser-Busch InBev SA NV (d)	1,183,927	129,043
Arseus NV	235,000	13,335
KBC Groupe SA	2,342,738	142,716
TOTAL BELGIUM		285,094
Bermuda - 0.1%
PAX Global Technology Ltd. (a)	25,931,000	13,512
Canada - 2.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,346,700	37,954
Constellation Software, Inc.	266,500	59,024
First Quantum Minerals Ltd.	1,680,600	33,472
Imperial Oil Ltd.	38,100	1,860
Suncor Energy, Inc.	2,012,600	77,636
TransForce, Inc.	1,412,400	30,837
TOTAL CANADA		240,783
Cayman Islands - 1.0%
Cimc Enric Holdings Ltd.	12,718,000	18,405
ENN Energy Holdings Ltd.	3,266,000	22,832
Greatview Aseptic Pack Co. Ltd.	26,392,000	16,102
iKang Healthcare Group, Inc. sponsored ADR	80,200	1,101
Sands China Ltd.	4,548,600	33,207
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	841,400	28,608
TOTAL CAYMAN ISLANDS		120,255
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	529,830	577
Common Stocks - continued
	Shares	Value (000s)
Denmark - 2.1%
ISS Holdings A/S (a)	384,000	$ 13,369
Novo Nordisk A/S Series B (d)	3,046,345	138,261
Pandora A/S	514,000	34,576
Vestas Wind Systems A/S (a)	1,263,600	56,087
TOTAL DENMARK		242,293
Finland - 0.7%
Sampo Oyj (A Shares) (d)	1,739,800	86,387
France - 8.9%
Arkema SA	487,670	54,376
Atos Origin SA	525,695	45,386
AXA SA (d)	5,364,600	139,734
BNP Paribas SA	1,617,645	121,436
Bureau Veritas SA	1,413,000	43,127
Havas SA	5,933,668	47,170
Iliad SA	213,972	57,738
Lafarge SA (Bearer)	605,900	55,353
Rexel SA	3,421,500	86,392
Schneider Electric SA	1,383,800	129,683
SR Teleperformance SA	385,700	22,094
Total SA (a)	3,397,200	243,050
TOTAL FRANCE		1,045,539
Germany - 8.8%
Aareal Bank AG	1,044,895	47,367
adidas AG	638,000	68,093
BASF AG (d)	1,265,455	146,472
Bayer AG (d)	1,557,600	216,094
Brenntag AG	477,800	86,406
Continental AG (d)	255,300	59,805
Drillisch AG	2,022,600	75,314
GEA Group AG	1,508,060	67,463
HeidelbergCement Finance AG (d)	494,100	42,857
KION Group AG	1,166,749	55,149
LEG Immobilien AG	184,948	12,337
Siemens AG	1,197,644	157,994
TOTAL GERMANY		1,035,351
Hong Kong - 2.0%
AIA Group Ltd.	22,053,600	106,955
Techtronic Industries Co. Ltd.	39,683,000	126,425
TOTAL HONG KONG		233,380
Common Stocks - continued
	Shares	Value (000s)
India - 1.3%
Bharti Infratel Ltd. (a)	5,356,336	$ 19,151
Housing Development Finance Corp. Ltd.	6,075,663	90,452
Lupin Ltd.	1,963,215	33,499
United Spirits Ltd.	273,323	12,546
TOTAL INDIA		155,648
Ireland - 2.1%
Actavis PLC (a)	305,900	62,505
Bank of Ireland (a)	63,590,200	24,885
James Hardie Industries PLC CDI	6,070,470	77,373
Kerry Group PLC Class A	1,114,800	88,003
TOTAL IRELAND		252,766
Italy - 1.4%
De Longhi SpA	2,375,100	51,535
UniCredit SpA	9,028,600	80,666
World Duty Free SpA (a)	2,253,904	30,191
TOTAL ITALY		162,392
Japan - 16.3%
ABC-MART, Inc.	398,400	17,867
ACOM Co. Ltd. (a)(d)	10,332,400	35,171
Aozora Bank Ltd.	16,056,000	47,743
Astellas Pharma, Inc.	9,796,000	108,946
Coca-Cola Central Japan Co. Ltd.	1,597,500	35,908
Daikin Industries Ltd.	1,089,400	62,880
Don Quijote Holdings Co. Ltd.	1,454,900	76,562
Hitachi Ltd.	6,659,000	47,353
Hoya Corp.	2,101,900	61,966
Iida Group Holdings Co. Ltd. (a)	464,778	6,910
Japan Exchange Group, Inc.	2,589,500	51,114
Japan Tobacco, Inc.	3,948,700	129,621
Kakaku.com, Inc.	1,903,000	27,083
KDDI Corp.	1,426,300	75,922
Keyence Corp.	304,060	117,136
NEC Corp.	23,010,000	64,595
Olympus Corp. (a)	1,501,000	45,807
OMRON Corp.	2,083,000	73,552
ORIX Corp.	9,072,900	131,077
Park24 Co. Ltd.	1,342,800	24,509
Rakuten, Inc.	5,927,100	76,643
Santen Pharmaceutical Co. Ltd.	1,166,900	52,047
Seven & i Holdings Co., Ltd.	2,748,600	108,374
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Seven Bank Ltd.	17,781,300	$ 67,309
Ship Healthcare Holdings, Inc.	1,076,700	36,650
SoftBank Corp.	2,099,300	155,854
Toshiba Plant Systems & Services Corp.	2,449,100	36,005
Toyota Motor Corp.	2,257,200	121,952
Tsuruha Holdings, Inc.	260,900	26,234
TOTAL JAPAN		1,922,790
Korea (South) - 1.1%
Hyundai Motor Co.	206,848	46,051
Naver Corp.	112,967	80,699
TOTAL KOREA (SOUTH)		126,750
Luxembourg - 0.2%
Altice S.A.	344,100	19,664
Netherlands - 2.7%
AEGON NV	5,028,800	46,096
AerCap Holdings NV (a)	1,180,100	49,246
Airbus Group NV	176,700	12,132
Koninklijke KPN NV (a)	12,577,385	44,686
Koninklijke Philips Electronics NV	3,436,200	110,004
Royal DSM NV	778,500	55,817
TOTAL NETHERLANDS		317,981
New Zealand - 0.5%
EBOS Group Ltd.	243,590	1,974
Ryman Healthcare Group Ltd.	7,311,565	54,536
TOTAL NEW ZEALAND		56,510
Philippines - 0.2%
Alliance Global Group, Inc.	26,741,800	18,688
Portugal - 0.1%
CTT Correios de Portugal SA	609,064	6,700
Espirito Santo Saude SGPS SA	1,982,181	9,570
TOTAL PORTUGAL		16,270
Singapore - 0.5%
Ezion Holdings Ltd.	12,606,000	22,825
Global Logistic Properties Ltd.	16,214,205	36,859
TOTAL SINGAPORE		59,684
Common Stocks - continued
	Shares	Value (000s)
South Africa - 0.5%
Naspers Ltd. Class N	668,700	$ 63,053
Spain - 3.0%
Amadeus IT Holding SA Class A	1,462,100	60,762
Atresmedia Corporacion de Medios de Comunicacion SA	1,515,400	21,718
Banco Bilbao Vizcaya Argentaria SA	5,747,024	70,790
Criteria CaixaCorp SA	8,029,913	48,906
Grifols SA ADR (d)	1,796,450	73,726
Inditex SA	481,679	72,272
TOTAL SPAIN		348,174
Sweden - 5.2%
ASSA ABLOY AB (B Shares)	2,128,600	112,679
Eniro AB (a)	4,832,900	38,353
H&M Hennes & Mauritz AB (B Shares) (d)	1,057,821	43,079
HEXPOL AB (B Shares)	143,001	13,504
Intrum Justitia AB	1,835,800	53,107
Investment AB Kinnevik (B Shares)	460,600	16,186
Nordea Bank AB	9,576,600	138,372
Svenska Cellulosa AB (SCA) (B Shares) (d)	4,579,600	128,256
Svenska Handelsbanken AB (A Shares)	1,425,600	71,541
TOTAL SWEDEN		615,077
Switzerland - 5.5%
Compagnie Financiere Richemont SA Series A	244,608	24,819
Lonza Group AG	521,951	54,532
Partners Group Holding AG	230,056	62,945
Roche Holding AG (participation certificate)	926,232	271,714
Schindler Holding AG (participation certificate)	194,920	30,165
Syngenta AG (Switzerland)	179,374	71,031
UBS AG	6,126,361	128,126
TOTAL SWITZERLAND		643,332
Taiwan - 1.5%
ECLAT Textile Co. Ltd.	2,457,180	26,881
MediaTek, Inc.	4,532,000	70,912
Merida Industry Co. Ltd.	4,758,000	31,861
Taiwan Semiconductor Manufacturing Co. Ltd.	12,576,000	49,469
TOTAL TAIWAN		179,123
United Kingdom - 14.4%
Aberdeen Asset Management PLC	5,975,132	44,066
Alabama Noor Hospitals Group PLC	1,829,400	30,826
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Associated British Foods PLC	791,000	$ 39,678
Barclays PLC	16,433,040	70,170
BG Group PLC	4,257,800	86,123
BHP Billiton PLC	2,080,582	67,545
British American Tobacco PLC (United Kingdom)	1,050,600	60,667
Bunzl PLC	1,143,100	32,443
Diageo PLC	4,394,219	134,638
Exova Group Ltd. PLC (a)	3,912,500	14,549
Hikma Pharmaceuticals PLC	3,907,835	102,401
HSBC Holdings PLC (United Kingdom)	7,007,393	71,599
ITV PLC	14,738,700	45,290
Jazztel PLC (a)	4,681,964	71,840
Legal & General Group PLC	11,058,689	39,546
Liberty Global PLC:
Class A (a)	677,800	26,990
Class C	677,800	26,048
London Stock Exchange Group PLC	2,683,400	82,095
Meggitt PLC	6,842,366	55,071
Melrose PLC	6,971,000	33,603
Next PLC	781,744	86,057
Ocado Group PLC (a)	799,632	4,536
Persimmon PLC	2,082,200	46,124
Poundland Group PLC (a)	3,906,035	22,917
Reckitt Benckiser Group PLC	788,600	63,578
Rolls-Royce Group PLC	4,197,715	74,418
Rotork PLC	717,800	31,401
St. James's Place Capital PLC	5,676,000	73,792
Taylor Wimpey PLC	12,002,700	21,299
The Restaurant Group PLC	1,992,100	20,988
Ultra Electronics Holdings PLC	614,667	17,601
Vodafone Group PLC	28,009,396	106,341
TOTAL UNITED KINGDOM		1,704,240
United States of America - 3.3%
Google, Inc.:
Class A (a)	90,700	48,514
Class C (a)	90,700	47,768
Illumina, Inc. (a)	222,300	30,199
Las Vegas Sands Corp.	726,600	57,496
MasterCard, Inc. Class A	806,900	59,347
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
McGraw Hill Financial, Inc.	1,269,000	$ 93,817
Visa, Inc. Class A	273,600	55,434
TOTAL UNITED STATES OF AMERICA		392,575
TOTAL COMMON STOCKS (Cost $8,927,377)		10,889,348
Nonconvertible Preferred Stocks - 1.5%

Germany - 1.5%
Volkswagen AG	650,200	175,089
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	562,493,810	950
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $133,978)		176,039
Government Obligations - 0.1%
		Principal Amount (000s) (h)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 5/8/14 to 5/29/14 (g) (Cost $15,570)		$ 15,570	15,570
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $14,037)	EUR	9,140	14,125
Money Market Funds - 9.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	611,309,213	$ 611,309
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	511,177,090	511,177
TOTAL MONEY MARKET FUNDS (Cost $1,122,486)		1,122,486
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $10,213,448)		12,217,568
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(402,287)
NET ASSETS - 100%		$ 11,815,281
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
3,792 CME Nikkei 225 Index Contracts	June 2014	$ 271,223	$ (19,376)

The face value of futures purchased as a percentage of net assets is 2.3%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,125,000 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,065,000.
(h) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 312
Fidelity Securities Lending Cash Central Fund	2,699
Total	$ 3,011
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,721,540	$ 1,549,569	$ 171,971	$ -
Consumer Staples	994,500	670,152	324,348	-
Energy	431,494	188,444	243,050	-
Financials	2,488,756	2,077,090	411,666	-
Health Care	1,471,643	1,015,467	456,176	-
Industrials	1,711,362	1,443,364	267,998	-
Information Technology	982,512	933,043	49,469	-
Materials	633,902	495,326	138,576	-
Telecommunication Services	606,846	455,819	151,027	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Utilities	$ 22,832	$ 22,832	$ -	$ -
Government Obligations	15,570	-	15,570	-
Preferred Securities	14,125	-	14,125	-
Money Market Funds	1,122,486	1,122,486	-	-
Total Investments in Securities:	$ 12,217,568	$ 9,973,592	$ 2,243,976	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (19,376)	$ (19,376)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 312,418
Level 2 to Level 1	$ 1,472,156
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (19,376)
Total Value of Derivatives	$ -	$ (19,376)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $484,808) - See accompanying schedule: Unaffiliated issuers (cost $9,090,962)	$ 11,095,082
Fidelity Central Funds (cost $1,122,486)	1,122,486
Total Investments (cost $10,213,448)		$ 12,217,568
Foreign currency held at value (cost $6,181)		6,184
Receivable for investments sold		111,261
Receivable for fund shares sold		12,993
Dividends receivable		42,603
Distributions receivable from Fidelity Central Funds		900
Prepaid expenses		9
Other receivables		3,877
Total assets		12,395,395

Liabilities
Payable for investments purchased	$ 44,205
Payable for fund shares redeemed	11,662
Accrued management fee	6,656
Distribution and service plan fees payable	128
Payable for daily variation margin for derivative instruments	3,128
Other affiliated payables	1,677
Other payables and accrued expenses	1,481
Collateral on securities loaned, at value	511,177
Total liabilities		580,114

Net Assets		$ 11,815,281
Net Assets consist of:
Paid in capital		$ 10,415,376
Undistributed net investment income		114,183
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(697,402)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,983,124
Net Assets		$ 11,815,281

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($331,128 ÷ 8,392.9 shares)	$ 39.45

Maximum offering price per share (100/94.25 of $39.45)	$ 41.86
Class T: Net Asset Value and redemption price per share ($50,909 ÷ 1,297.9 shares)	$ 39.22

Maximum offering price per share (100/96.50 of $39.22)	$ 40.64
Class B: Net Asset Value and offering price per share ($5,848 ÷ 149.1 shares)A	$ 39.22

Class C: Net Asset Value and offering price per share ($39,763 ÷ 1,015.9 shares)A	$ 39.14

International Discovery: Net Asset Value, offering price and redemption price per share ($8,069,092 ÷ 203,149.3 shares)	$ 39.72

Class K: Net Asset Value, offering price and redemption price per share ($2,679,042 ÷ 67,586.0 shares)	$ 39.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($622,000 ÷ 15,688.4 shares)	$ 39.65

Class Z: Net Asset Value, offering price and redemption price per share ($17,499 ÷ 441.7 shares)	$ 39.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 116,352
Special dividends		63,816
Interest		2
Income from Fidelity Central Funds		3,011
Income before foreign taxes withheld		183,181
Less foreign taxes withheld		(10,085)
Total income		173,096

Expenses
Management fee Basic fee	$ 40,933
Performance adjustment	1,565
Transfer agent fees	8,918
Distribution and service plan fees	772
Accounting and security lending fees	927
Custodian fees and expenses	708
Independent trustees' compensation	23
Registration fees	167
Audit	60
Legal	25
Miscellaneous	41
Total expenses before reductions	54,139
Expense reductions	(122)	54,017
Net investment income (loss)		119,079
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	363,543
Foreign currency transactions	(1,353)
Futures contracts	8,004
Total net realized gain (loss)		370,194
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $721)	(269,054)
Assets and liabilities in foreign currencies	255
Futures contracts	(23,614)
Total change in net unrealized appreciation (depreciation)		(292,413)
Net gain (loss)		77,781
Net increase (decrease) in net assets resulting from operations		$ 196,860

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 119,079	$ 129,203
Net realized gain (loss)	370,194	725,376
Change in net unrealized appreciation (depreciation)	(292,413)	1,463,372
Net increase (decrease) in net assets resulting from operations	196,860	2,317,951
Distributions to shareholders from net investment income	(136,326)	(146,031)
Distributions to shareholders from net realized gain	(88,586)	(8,413)
Total distributions	(224,912)	(154,444)
Share transactions - net increase (decrease)	548,372	714,712
Redemption fees	75	128
Total increase (decrease) in net assets	520,395	2,878,347

Net Assets
Beginning of period	11,294,886	8,416,539
End of period (including undistributed net investment income of $114,183 and undistributed net investment income of $131,430, respectively)	$ 11,815,281	$ 11,294,886

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.49	$ 31.66	$ 29.43	$ 32.07	$ 28.57	$ 23.68
Income from Investment Operations
Net investment income (loss) E	.33 K	.34	.41	.42	.31	.31
Net realized and unrealized gain (loss)	.28	7.97	2.11	(2.52)	3.51	4.84
Total from investment operations	.61	8.31	2.52	(2.10)	3.82	5.15
Distributions from net investment income	(.33)	(.45)	(.29)	(.38)	(.28)	(.26)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.65) J	(.48)	(.29)	(.54)	(.32)	(.26)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.45	$ 39.49	$ 31.66	$ 29.43	$ 32.07	$ 28.57
Total Return B,C,D	1.57%	26.59%	8.70%	(6.71)%	13.43%	22.14%
Ratios to Average Net Assets F,H
Expenses before reductions	1.29% A	1.35%	1.34%	1.30%	1.33%	1.37%
Expenses net of fee waivers, if any	1.29% A	1.35%	1.34%	1.29%	1.33%	1.37%
Expenses net of all reductions	1.29% A	1.33%	1.31%	1.25%	1.28%	1.32%
Net investment income (loss)	1.68% A,K	.97%	1.41%	1.31%	1.06%	1.28%
Supplemental Data
Net assets, end of period (in millions)	$ 331	$ 347	$ 299	$ 320	$ 392	$ 414
Portfolio turnover rate G	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.65 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.311 per share.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.23	$ 31.42	$ 29.18	$ 31.81	$ 28.35	$ 23.49
Income from Investment Operations
Net investment income (loss) E	.28 J	.26	.34	.34	.23	.24
Net realized and unrealized gain (loss)	.27	7.92	2.09	(2.51)	3.48	4.81
Total from investment operations	.55	8.18	2.43	(2.17)	3.71	5.05
Distributions from net investment income	(.25)	(.34)	(.19)	(.30)	(.21)	(.19)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.56)	(.37)	(.19)	(.46)	(.25)	(.19)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.22	$ 39.23	$ 31.42	$ 29.18	$ 31.81	$ 28.35
Total Return B,C,D	1.44%	26.31%	8.41%	(6.96)%	13.14%	21.79%
Ratios to Average Net Assets F,H
Expenses before reductions	1.52% A	1.59%	1.59%	1.56%	1.60%	1.65%
Expenses net of fee waivers, if any	1.52% A	1.59%	1.59%	1.55%	1.60%	1.65%
Expenses net of all reductions	1.52% A	1.57%	1.56%	1.51%	1.56%	1.60%
Net investment income (loss)	1.44% A,J	.73%	1.16%	1.05%	.79%	1.00%
Supplemental Data
Net assets, end of period (in millions)	$ 51	$ 53	$ 46	$ 61	$ 92	$ 83
Portfolio turnover rate G	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .35%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.08	$ 31.28	$ 29.02	$ 31.60	$ 28.18	$ 23.25
Income from Investment Operations
Net investment income (loss) E	.18 K	.08	.19	.17	.08	.12
Net realized and unrealized gain (loss)	.28	7.90	2.09	(2.48)	3.44	4.81
Total from investment operations	.46	7.98	2.28	(2.31)	3.52	4.93
Distributions from net investment income	(.01)	(.15)	(.02)	(.12)	(.06)	-
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.32)	(.18)	(.02)	(.27) J	(.10)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.22	$ 39.08	$ 31.28	$ 29.02	$ 31.60	$ 28.18
Total Return B,C,D	1.20%	25.64%	7.85%	(7.39)%	12.52%	21.20%
Ratios to Average Net Assets F,H
Expenses before reductions	2.06% A	2.10%	2.09%	2.06%	2.12%	2.16%
Expenses net of fee waivers, if any	2.06% A	2.10%	2.09%	2.06%	2.12%	2.16%
Expenses net of all reductions	2.06% A	2.08%	2.06%	2.02%	2.08%	2.11%
Net investment income (loss)	.90% A,K	.22%	.66%	.54%	.27%	.49%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 7	$ 8	$ 10	$ 14	$ 16
Portfolio turnover rate G	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.27 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.155 per share.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.07	$ 31.32	$ 29.08	$ 31.68	$ 28.23	$ 23.31
Income from Investment Operations
Net investment income (loss) E	.18 K	.08	.19	.18	.09	.12
Net realized and unrealized gain (loss)	.28	7.90	2.09	(2.49)	3.45	4.82
Total from investment operations	.46	7.98	2.28	(2.31)	3.54	4.94
Distributions from net investment income	(.08)	(.20)	(.04)	(.14)	(.05)	(.02)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.39)	(.23)	(.04)	(.29) J	(.09)	(.02)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.14	$ 39.07	$ 31.32	$ 29.08	$ 31.68	$ 28.23
Total Return B,C,D	1.21%	25.65%	7.86%	(7.37)%	12.54%	21.22%
Ratios to Average Net Assets F,H
Expenses before reductions	2.03% A	2.10%	2.09%	2.05%	2.09%	2.14%
Expenses net of fee waivers, if any	2.03% A	2.09%	2.09%	2.04%	2.09%	2.14%
Expenses net of all reductions	2.03% A	2.07%	2.06%	2.00%	2.05%	2.09%
Net investment income (loss)	.93% A,K	.23%	.66%	.56%	.30%	.51%
Supplemental Data
Net assets, end of period (in millions)	$ 40	$ 36	$ 30	$ 33	$ 44	$ 43
Portfolio turnover rate G	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.82	$ 31.91	$ 29.69	$ 32.34	$ 28.79	$ 23.88
Income from Investment Operations
Net investment income (loss) D	.40 I	.47	.51	.53	.40	.37
Net realized and unrealized gain (loss)	.28	8.02	2.12	(2.54)	3.54	4.88
Total from investment operations	.68	8.49	2.63	(2.01)	3.94	5.25
Distributions from net investment income	(.47)	(.55)	(.41)	(.48)	(.35)	(.34)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.78)	(.58)	(.41)	(.64)	(.39)	(.34)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 39.72	$ 39.82	$ 31.91	$ 29.69	$ 32.34	$ 28.79
Total Return B,C	1.76%	27.03%	9.03%	(6.39)%	13.76%	22.47%
Ratios to Average Net Assets E,G
Expenses before reductions	.94% A	1.00%	1.01%	.97%	1.05%	1.12%
Expenses net of fee waivers, if any	.94% A	1.00%	1.01%	.96%	1.05%	1.12%
Expenses net of all reductions	.94% A	.98%	.98%	.92%	1.00%	1.07%
Net investment income (loss)	2.03% A,I	1.32%	1.73%	1.64%	1.35%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$ 8,069	$ 7,800	$ 5,965	$ 6,806	$ 8,133	$ 8,114
Portfolio turnover rate F	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .93%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.76	$ 31.87	$ 29.66	$ 32.32	$ 28.78	$ 23.90
Income from Investment Operations
Net investment income (loss) D	.43 J	.52	.57	.58	.46	.44
Net realized and unrealized gain (loss)	.29	8.01	2.11	(2.54)	3.53	4.86
Total from investment operations	.72	8.53	2.68	(1.96)	3.99	5.30
Distributions from net investment income	(.53)	(.61)	(.47)	(.55)	(.41)	(.42)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.84)	(.64)	(.47)	(.70) I	(.45)	(.42)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 39.64	$ 39.76	$ 31.87	$ 29.66	$ 32.32	$ 28.78
Total Return B,C	1.85%	27.23%	9.24%	(6.24)%	13.96%	22.80%
Ratios to Average Net Assets E,G
Expenses before reductions	.81% A	.85%	.83%	.80%	.84%	.88%
Expenses net of fee waivers, if any	.81% A	.85%	.83%	.79%	.84%	.88%
Expenses net of all reductions	.80% A	.83%	.80%	.75%	.79%	.83%
Net investment income (loss)	2.16% A,J	1.47%	1.91%	1.81%	1.55%	1.77%
Supplemental Data
Net assets, end of period (in millions)	$ 2,679	$ 2,576	$ 1,776	$ 1,245	$ 1,078	$ 674
Portfolio turnover rate F	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.70 per share is comprised of distributions from net investment income of $.548 and distributions from net realized gain of $.155 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.76	$ 31.87	$ 29.65	$ 32.31	$ 28.77	$ 23.91
Income from Investment Operations
Net investment income (loss) D	.40 J	.47	.52	.54	.41	.39
Net realized and unrealized gain (loss)	.28	8.01	2.11	(2.55)	3.55	4.86
Total from investment operations	.68	8.48	2.63	(2.01)	3.96	5.25
Distributions from net investment income	(.48)	(.56)	(.41)	(.50)	(.38)	(.39)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.79)	(.59)	(.41)	(.65) I	(.42)	(.39)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 39.65	$ 39.76	$ 31.87	$ 29.65	$ 32.31	$ 28.77
Total Return B,C	1.76%	27.03%	9.07%	(6.39)%	13.84%	22.52%
Ratios to Average Net Assets E,G
Expenses before reductions	.94% A	1.00%	1.00%	.95%	.99%	1.05%
Expenses net of fee waivers, if any	.94% A	1.00%	1.00%	.94%	.99%	1.05%
Expenses net of all reductions	.94% A	.97%	.97%	.90%	.95%	1.00%
Net investment income (loss)	2.02% A,J	1.33%	1.75%	1.66%	1.40%	1.60%
Supplemental Data
Net assets, end of period (in millions)	$ 622	$ 476	$ 294	$ 278	$ 319	$ 267
Portfolio turnover rate F	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.65 per share is comprised of distributions from net investment income of $.497 and distributions from net realized gain of $.155 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .93%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2014	Year ended October 31,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.77	$ 37.22
Income from Investment Operations
Net investment income (loss) D	.42 J	.07
Net realized and unrealized gain (loss)	.28	2.48
Total from investment operations	.70	2.55
Distributions from net investment income	(.54)	-
Distributions from net realized gain	(.31)	-
Total distributions	(.85)	-
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 39.62	$ 39.77
Total Return B,C	1.81%	6.85%
Ratios to Average Net Assets E,H
Expenses before reductions	.81% A	.85% A
Expenses net of fee waivers, if any	.81% A	.85% A
Expenses net of all reductions	.81% A	.83% A
Net investment income (loss)	2.16% A,J	.76% A
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 107
Portfolio turnover rate F	54% A	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Discovery, Class K, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required.

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,148,794
Gross unrealized depreciation	(226,912)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,921,882

Tax cost	$ 10,295,686

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (950,903)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase return and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $8,004 and a change in net unrealized appreciation (depreciation) of $(23,614) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,130,499 and $3,016,413, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 417	$ 6
Class T	.25%	.25%	131	2
Class B	.75%	.25%	32	24
Class C	.75%	.25%	192	22
			$ 772	$ 54

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 31
Class T	4
Class B*	2
Class C*	1
$ 38

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 463.28
Class T	68.26
Class B	10.30
Class C	52.27
International Discovery	7,248.18
Class K	597.05
Institutional Class	478.18
Class Z	2.05
	$ 8,918

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,214 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income

Semiannual Report

8. Security Lending - continued

earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component income from Fidelity Central Funds. Total security lending income during the period amounted to $2,699, including $7 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $97 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $25.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 2,857	$ 4,138
Class T	344	492
Class B	2	34
Class C	79	186
International Discovery	93,065	101,466
Class K	33,983	34,651
Institutional Class	5,936	5,064
Class Z	60	-
Total	$ 136,326	$ 146,031
From net realized gain
Class A	$ 2,660	$ 297
Class T	423	46
Class B	52	7
Class C	295	30
International Discovery	61,190	5,914
Class K	20,093	1,827
Institutional Class	3,838	292
Class Z	35	-
Total	$ 88,586	$ 8,413

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013A	Six months ended April 30, 2014	Year ended October 31, 2013A
Class A
Shares sold	838	1,772	$ 33,014	$ 62,186
Reinvestment of distributions	137	132	5,280	4,249
Shares redeemed	(1,362)	(2,553)	(53,759)	(88,988)
Net increase (decrease)	(387)	(649)	$ (15,465)	$ (22,553)
Class T
Shares sold	97	227	$ 3,819	$ 7,911
Reinvestment of distributions	19	16	736	512
Shares redeemed	(174)	(347)	(6,774)	(11,997)
Net increase (decrease)	(58)	(104)	$ (2,219)	$ (3,574)
Class B
Shares sold	4	4	$ 149	$ 137
Reinvestment of distributions	1	1	51	39
Shares redeemed	(27)	(75)	(1,059)	(2,570)
Net increase (decrease)	(22)	(70)	$ (859)	$ (2,394)
Class C
Shares sold	153	184	$ 5,958	$ 6,532
Reinvestment of distributions	9	6	337	193
Shares redeemed	(79)	(207)	(3,097)	(7,250)
Net increase (decrease)	83	(17)	$ 3,198	$ (525)
International Discovery
Shares sold	21,319	37,338	$ 845,660	$ 1,332,523
Reinvestment of distributions	3,813	3,176	148,138	102,608
Shares redeemed	(17,836)	(31,569)	(705,578)	(1,103,313)
Net increase (decrease)	7,296	8,945	$ 288,220	$ 331,818
Class K
Shares sold	8,356	19,989	$ 332,299	$ 699,723
Reinvestment of distributions	1,396	1,132	54,076	36,478
Shares redeemed	(6,953)	(12,053)	(275,437)	(423,712)
Net increase (decrease)	2,799	9,068	$ 110,938	$ 312,489
Institutional Class
Shares sold	5,352	4,893	$ 211,862	$ 175,669
Reinvestment of distributions	91	68	3,529	2,182
Shares redeemed	(1,730)	(2,219)	(67,783)	(78,500)
Net increase (decrease)	3,713	2,742	$ 147,608	$ 99,351
Class Z
Shares sold	463	3	$ 17,869	$ 100
Reinvestment of distributions	2	-	95	-
Shares redeemed	(26)	-	(1,013)	-
Net increase (decrease)	439	3	$ 16,951	$ 100

A Share transactions for class Z are for the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 14% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 20% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AIDI-USAN-0614
1.806664.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Discovery

Fund - Class Z

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Class Z is
a class of Fidelity®
International Discovery Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.29%
Actual		$ 1,000.00	$ 1,015.70	$ 6.45
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.46
Class T	1.52%
Actual		$ 1,000.00	$ 1,014.40	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Class B	2.06%
Actual		$ 1,000.00	$ 1,012.00	$ 10.28
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.03%
Actual		$ 1,000.00	$ 1,012.10	$ 10.13
HypotheticalA		$ 1,000.00	$ 1,014.73	$ 10.14
International Discovery	.94%
Actual		$ 1,000.00	$ 1,017.60	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Class K	.81%
Actual		$ 1,000.00	$ 1,018.50	$ 4.05
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Institutional Class	.94%
Actual		$ 1,000.00	$ 1,017.60	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Class Z	.81%
Actual		$ 1,000.00	$ 1,018.10	$ 4.05
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Japan 16.3%
United Kingdom 14.4%
Germany 10.3%
United States of America* 9.5%
France 8.9%
Switzerland 5.5%
Sweden 5.2%
Spain 3.0%
Netherlands 2.7%
Other 24.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Japan 18.2%
United Kingdom 15.9%
France 10.9%
Germany 8.7%
Switzerland 6.4%
United States of America* 5.5%
Sweden 4.1%
Spain 3.6%
Netherlands 3.3%
Other 23.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	96.0	97.2
Other Investments	0.1	0.0
Short-Term Investments and Net Other Assets (Liabilities)	3.9	2.8
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.3	2.0
Total SA (France, Oil, Gas & Consumable Fuels)	2.0	1.5
Bayer AG (Germany, Pharmaceuticals)	1.8	1.6
Australia & New Zealand Banking Group Ltd. (Australia, Banks)	1.8	1.8
Volkswagen AG (Germany, Automobiles)	1.5	1.5
Siemens AG (Germany, Industrial Conglomerates)	1.3	1.3
SoftBank Corp. (Japan, Wireless Telecommunication Services)	1.3	1.4
BASF AG (Germany, Chemicals)	1.3	1.2
KBC Groupe SA (Belgium, Banks)	1.2	1.0
AXA SA (France, Insurance)	1.2	1.2
	15.7
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.1	24.8
Consumer Discretionary	14.8	16.4
Industrials	14.6	13.0
Health Care	12.4	9.5
Consumer Staples	8.4	10.1
Information Technology	8.3	7.7
Materials	5.4	5.2
Telecommunication Services	5.1	5.1
Energy	3.5	3.8
Utilities	0.2	0.6

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value (000s)
Australia - 2.5%
Ansell Ltd.	2,499,254	$ 42,001
Australia & New Zealand Banking Group Ltd.	6,493,040	207,924
Ramsay Health Care Ltd.	1,215,729	50,609
TOTAL AUSTRALIA		300,534
Austria - 0.2%
Andritz AG	455,300	28,257
Bailiwick of Jersey - 1.7%
Experian PLC	2,900,800	55,638
Shire PLC	222,100	12,702
Wolseley PLC	1,459,649	84,310
WPP PLC	2,319,800	50,019
TOTAL BAILIWICK OF JERSEY		202,669
Belgium - 2.4%
Anheuser-Busch InBev SA NV (d)	1,183,927	129,043
Arseus NV	235,000	13,335
KBC Groupe SA	2,342,738	142,716
TOTAL BELGIUM		285,094
Bermuda - 0.1%
PAX Global Technology Ltd. (a)	25,931,000	13,512
Canada - 2.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,346,700	37,954
Constellation Software, Inc.	266,500	59,024
First Quantum Minerals Ltd.	1,680,600	33,472
Imperial Oil Ltd.	38,100	1,860
Suncor Energy, Inc.	2,012,600	77,636
TransForce, Inc.	1,412,400	30,837
TOTAL CANADA		240,783
Cayman Islands - 1.0%
Cimc Enric Holdings Ltd.	12,718,000	18,405
ENN Energy Holdings Ltd.	3,266,000	22,832
Greatview Aseptic Pack Co. Ltd.	26,392,000	16,102
iKang Healthcare Group, Inc. sponsored ADR	80,200	1,101
Sands China Ltd.	4,548,600	33,207
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	841,400	28,608
TOTAL CAYMAN ISLANDS		120,255
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	529,830	577
Common Stocks - continued
	Shares	Value (000s)
Denmark - 2.1%
ISS Holdings A/S (a)	384,000	$ 13,369
Novo Nordisk A/S Series B (d)	3,046,345	138,261
Pandora A/S	514,000	34,576
Vestas Wind Systems A/S (a)	1,263,600	56,087
TOTAL DENMARK		242,293
Finland - 0.7%
Sampo Oyj (A Shares) (d)	1,739,800	86,387
France - 8.9%
Arkema SA	487,670	54,376
Atos Origin SA	525,695	45,386
AXA SA (d)	5,364,600	139,734
BNP Paribas SA	1,617,645	121,436
Bureau Veritas SA	1,413,000	43,127
Havas SA	5,933,668	47,170
Iliad SA	213,972	57,738
Lafarge SA (Bearer)	605,900	55,353
Rexel SA	3,421,500	86,392
Schneider Electric SA	1,383,800	129,683
SR Teleperformance SA	385,700	22,094
Total SA (a)	3,397,200	243,050
TOTAL FRANCE		1,045,539
Germany - 8.8%
Aareal Bank AG	1,044,895	47,367
adidas AG	638,000	68,093
BASF AG (d)	1,265,455	146,472
Bayer AG (d)	1,557,600	216,094
Brenntag AG	477,800	86,406
Continental AG (d)	255,300	59,805
Drillisch AG	2,022,600	75,314
GEA Group AG	1,508,060	67,463
HeidelbergCement Finance AG (d)	494,100	42,857
KION Group AG	1,166,749	55,149
LEG Immobilien AG	184,948	12,337
Siemens AG	1,197,644	157,994
TOTAL GERMANY		1,035,351
Hong Kong - 2.0%
AIA Group Ltd.	22,053,600	106,955
Techtronic Industries Co. Ltd.	39,683,000	126,425
TOTAL HONG KONG		233,380
Common Stocks - continued
	Shares	Value (000s)
India - 1.3%
Bharti Infratel Ltd. (a)	5,356,336	$ 19,151
Housing Development Finance Corp. Ltd.	6,075,663	90,452
Lupin Ltd.	1,963,215	33,499
United Spirits Ltd.	273,323	12,546
TOTAL INDIA		155,648
Ireland - 2.1%
Actavis PLC (a)	305,900	62,505
Bank of Ireland (a)	63,590,200	24,885
James Hardie Industries PLC CDI	6,070,470	77,373
Kerry Group PLC Class A	1,114,800	88,003
TOTAL IRELAND		252,766
Italy - 1.4%
De Longhi SpA	2,375,100	51,535
UniCredit SpA	9,028,600	80,666
World Duty Free SpA (a)	2,253,904	30,191
TOTAL ITALY		162,392
Japan - 16.3%
ABC-MART, Inc.	398,400	17,867
ACOM Co. Ltd. (a)(d)	10,332,400	35,171
Aozora Bank Ltd.	16,056,000	47,743
Astellas Pharma, Inc.	9,796,000	108,946
Coca-Cola Central Japan Co. Ltd.	1,597,500	35,908
Daikin Industries Ltd.	1,089,400	62,880
Don Quijote Holdings Co. Ltd.	1,454,900	76,562
Hitachi Ltd.	6,659,000	47,353
Hoya Corp.	2,101,900	61,966
Iida Group Holdings Co. Ltd. (a)	464,778	6,910
Japan Exchange Group, Inc.	2,589,500	51,114
Japan Tobacco, Inc.	3,948,700	129,621
Kakaku.com, Inc.	1,903,000	27,083
KDDI Corp.	1,426,300	75,922
Keyence Corp.	304,060	117,136
NEC Corp.	23,010,000	64,595
Olympus Corp. (a)	1,501,000	45,807
OMRON Corp.	2,083,000	73,552
ORIX Corp.	9,072,900	131,077
Park24 Co. Ltd.	1,342,800	24,509
Rakuten, Inc.	5,927,100	76,643
Santen Pharmaceutical Co. Ltd.	1,166,900	52,047
Seven & i Holdings Co., Ltd.	2,748,600	108,374
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Seven Bank Ltd.	17,781,300	$ 67,309
Ship Healthcare Holdings, Inc.	1,076,700	36,650
SoftBank Corp.	2,099,300	155,854
Toshiba Plant Systems & Services Corp.	2,449,100	36,005
Toyota Motor Corp.	2,257,200	121,952
Tsuruha Holdings, Inc.	260,900	26,234
TOTAL JAPAN		1,922,790
Korea (South) - 1.1%
Hyundai Motor Co.	206,848	46,051
Naver Corp.	112,967	80,699
TOTAL KOREA (SOUTH)		126,750
Luxembourg - 0.2%
Altice S.A.	344,100	19,664
Netherlands - 2.7%
AEGON NV	5,028,800	46,096
AerCap Holdings NV (a)	1,180,100	49,246
Airbus Group NV	176,700	12,132
Koninklijke KPN NV (a)	12,577,385	44,686
Koninklijke Philips Electronics NV	3,436,200	110,004
Royal DSM NV	778,500	55,817
TOTAL NETHERLANDS		317,981
New Zealand - 0.5%
EBOS Group Ltd.	243,590	1,974
Ryman Healthcare Group Ltd.	7,311,565	54,536
TOTAL NEW ZEALAND		56,510
Philippines - 0.2%
Alliance Global Group, Inc.	26,741,800	18,688
Portugal - 0.1%
CTT Correios de Portugal SA	609,064	6,700
Espirito Santo Saude SGPS SA	1,982,181	9,570
TOTAL PORTUGAL		16,270
Singapore - 0.5%
Ezion Holdings Ltd.	12,606,000	22,825
Global Logistic Properties Ltd.	16,214,205	36,859
TOTAL SINGAPORE		59,684
Common Stocks - continued
	Shares	Value (000s)
South Africa - 0.5%
Naspers Ltd. Class N	668,700	$ 63,053
Spain - 3.0%
Amadeus IT Holding SA Class A	1,462,100	60,762
Atresmedia Corporacion de Medios de Comunicacion SA	1,515,400	21,718
Banco Bilbao Vizcaya Argentaria SA	5,747,024	70,790
Criteria CaixaCorp SA	8,029,913	48,906
Grifols SA ADR (d)	1,796,450	73,726
Inditex SA	481,679	72,272
TOTAL SPAIN		348,174
Sweden - 5.2%
ASSA ABLOY AB (B Shares)	2,128,600	112,679
Eniro AB (a)	4,832,900	38,353
H&M Hennes & Mauritz AB (B Shares) (d)	1,057,821	43,079
HEXPOL AB (B Shares)	143,001	13,504
Intrum Justitia AB	1,835,800	53,107
Investment AB Kinnevik (B Shares)	460,600	16,186
Nordea Bank AB	9,576,600	138,372
Svenska Cellulosa AB (SCA) (B Shares) (d)	4,579,600	128,256
Svenska Handelsbanken AB (A Shares)	1,425,600	71,541
TOTAL SWEDEN		615,077
Switzerland - 5.5%
Compagnie Financiere Richemont SA Series A	244,608	24,819
Lonza Group AG	521,951	54,532
Partners Group Holding AG	230,056	62,945
Roche Holding AG (participation certificate)	926,232	271,714
Schindler Holding AG (participation certificate)	194,920	30,165
Syngenta AG (Switzerland)	179,374	71,031
UBS AG	6,126,361	128,126
TOTAL SWITZERLAND		643,332
Taiwan - 1.5%
ECLAT Textile Co. Ltd.	2,457,180	26,881
MediaTek, Inc.	4,532,000	70,912
Merida Industry Co. Ltd.	4,758,000	31,861
Taiwan Semiconductor Manufacturing Co. Ltd.	12,576,000	49,469
TOTAL TAIWAN		179,123
United Kingdom - 14.4%
Aberdeen Asset Management PLC	5,975,132	44,066
Alabama Noor Hospitals Group PLC	1,829,400	30,826
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Associated British Foods PLC	791,000	$ 39,678
Barclays PLC	16,433,040	70,170
BG Group PLC	4,257,800	86,123
BHP Billiton PLC	2,080,582	67,545
British American Tobacco PLC (United Kingdom)	1,050,600	60,667
Bunzl PLC	1,143,100	32,443
Diageo PLC	4,394,219	134,638
Exova Group Ltd. PLC (a)	3,912,500	14,549
Hikma Pharmaceuticals PLC	3,907,835	102,401
HSBC Holdings PLC (United Kingdom)	7,007,393	71,599
ITV PLC	14,738,700	45,290
Jazztel PLC (a)	4,681,964	71,840
Legal & General Group PLC	11,058,689	39,546
Liberty Global PLC:
Class A (a)	677,800	26,990
Class C	677,800	26,048
London Stock Exchange Group PLC	2,683,400	82,095
Meggitt PLC	6,842,366	55,071
Melrose PLC	6,971,000	33,603
Next PLC	781,744	86,057
Ocado Group PLC (a)	799,632	4,536
Persimmon PLC	2,082,200	46,124
Poundland Group PLC (a)	3,906,035	22,917
Reckitt Benckiser Group PLC	788,600	63,578
Rolls-Royce Group PLC	4,197,715	74,418
Rotork PLC	717,800	31,401
St. James's Place Capital PLC	5,676,000	73,792
Taylor Wimpey PLC	12,002,700	21,299
The Restaurant Group PLC	1,992,100	20,988
Ultra Electronics Holdings PLC	614,667	17,601
Vodafone Group PLC	28,009,396	106,341
TOTAL UNITED KINGDOM		1,704,240
United States of America - 3.3%
Google, Inc.:
Class A (a)	90,700	48,514
Class C (a)	90,700	47,768
Illumina, Inc. (a)	222,300	30,199
Las Vegas Sands Corp.	726,600	57,496
MasterCard, Inc. Class A	806,900	59,347
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
McGraw Hill Financial, Inc.	1,269,000	$ 93,817
Visa, Inc. Class A	273,600	55,434
TOTAL UNITED STATES OF AMERICA		392,575
TOTAL COMMON STOCKS (Cost $8,927,377)		10,889,348
Nonconvertible Preferred Stocks - 1.5%

Germany - 1.5%
Volkswagen AG	650,200	175,089
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	562,493,810	950
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $133,978)		176,039
Government Obligations - 0.1%
		Principal Amount (000s) (h)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 5/8/14 to 5/29/14 (g) (Cost $15,570)		$ 15,570	15,570
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $14,037)	EUR	9,140	14,125
Money Market Funds - 9.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	611,309,213	$ 611,309
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	511,177,090	511,177
TOTAL MONEY MARKET FUNDS (Cost $1,122,486)		1,122,486
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $10,213,448)		12,217,568
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(402,287)
NET ASSETS - 100%		$ 11,815,281
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
3,792 CME Nikkei 225 Index Contracts	June 2014	$ 271,223	$ (19,376)

The face value of futures purchased as a percentage of net assets is 2.3%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,125,000 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,065,000.
(h) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 312
Fidelity Securities Lending Cash Central Fund	2,699
Total	$ 3,011
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,721,540	$ 1,549,569	$ 171,971	$ -
Consumer Staples	994,500	670,152	324,348	-
Energy	431,494	188,444	243,050	-
Financials	2,488,756	2,077,090	411,666	-
Health Care	1,471,643	1,015,467	456,176	-
Industrials	1,711,362	1,443,364	267,998	-
Information Technology	982,512	933,043	49,469	-
Materials	633,902	495,326	138,576	-
Telecommunication Services	606,846	455,819	151,027	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Utilities	$ 22,832	$ 22,832	$ -	$ -
Government Obligations	15,570	-	15,570	-
Preferred Securities	14,125	-	14,125	-
Money Market Funds	1,122,486	1,122,486	-	-
Total Investments in Securities:	$ 12,217,568	$ 9,973,592	$ 2,243,976	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (19,376)	$ (19,376)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 312,418
Level 2 to Level 1	$ 1,472,156
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (19,376)
Total Value of Derivatives	$ -	$ (19,376)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $484,808) - See accompanying schedule: Unaffiliated issuers (cost $9,090,962)	$ 11,095,082
Fidelity Central Funds (cost $1,122,486)	1,122,486
Total Investments (cost $10,213,448)		$ 12,217,568
Foreign currency held at value (cost $6,181)		6,184
Receivable for investments sold		111,261
Receivable for fund shares sold		12,993
Dividends receivable		42,603
Distributions receivable from Fidelity Central Funds		900
Prepaid expenses		9
Other receivables		3,877
Total assets		12,395,395

Liabilities
Payable for investments purchased	$ 44,205
Payable for fund shares redeemed	11,662
Accrued management fee	6,656
Distribution and service plan fees payable	128
Payable for daily variation margin for derivative instruments	3,128
Other affiliated payables	1,677
Other payables and accrued expenses	1,481
Collateral on securities loaned, at value	511,177
Total liabilities		580,114

Net Assets		$ 11,815,281
Net Assets consist of:
Paid in capital		$ 10,415,376
Undistributed net investment income		114,183
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(697,402)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,983,124
Net Assets		$ 11,815,281

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($331,128 ÷ 8,392.9 shares)	$ 39.45

Maximum offering price per share (100/94.25 of $39.45)	$ 41.86
Class T: Net Asset Value and redemption price per share ($50,909 ÷ 1,297.9 shares)	$ 39.22

Maximum offering price per share (100/96.50 of $39.22)	$ 40.64
Class B: Net Asset Value and offering price per share ($5,848 ÷ 149.1 shares)A	$ 39.22

Class C: Net Asset Value and offering price per share ($39,763 ÷ 1,015.9 shares)A	$ 39.14

International Discovery: Net Asset Value, offering price and redemption price per share ($8,069,092 ÷ 203,149.3 shares)	$ 39.72

Class K: Net Asset Value, offering price and redemption price per share ($2,679,042 ÷ 67,586.0 shares)	$ 39.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($622,000 ÷ 15,688.4 shares)	$ 39.65

Class Z: Net Asset Value, offering price and redemption price per share ($17,499 ÷ 441.7 shares)	$ 39.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 116,352
Special dividends		63,816
Interest		2
Income from Fidelity Central Funds		3,011
Income before foreign taxes withheld		183,181
Less foreign taxes withheld		(10,085)
Total income		173,096

Expenses
Management fee Basic fee	$ 40,933
Performance adjustment	1,565
Transfer agent fees	8,918
Distribution and service plan fees	772
Accounting and security lending fees	927
Custodian fees and expenses	708
Independent trustees' compensation	23
Registration fees	167
Audit	60
Legal	25
Miscellaneous	41
Total expenses before reductions	54,139
Expense reductions	(122)	54,017
Net investment income (loss)		119,079
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	363,543
Foreign currency transactions	(1,353)
Futures contracts	8,004
Total net realized gain (loss)		370,194
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $721)	(269,054)
Assets and liabilities in foreign currencies	255
Futures contracts	(23,614)
Total change in net unrealized appreciation (depreciation)		(292,413)
Net gain (loss)		77,781
Net increase (decrease) in net assets resulting from operations		$ 196,860

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 119,079	$ 129,203
Net realized gain (loss)	370,194	725,376
Change in net unrealized appreciation (depreciation)	(292,413)	1,463,372
Net increase (decrease) in net assets resulting from operations	196,860	2,317,951
Distributions to shareholders from net investment income	(136,326)	(146,031)
Distributions to shareholders from net realized gain	(88,586)	(8,413)
Total distributions	(224,912)	(154,444)
Share transactions - net increase (decrease)	548,372	714,712
Redemption fees	75	128
Total increase (decrease) in net assets	520,395	2,878,347

Net Assets
Beginning of period	11,294,886	8,416,539
End of period (including undistributed net investment income of $114,183 and undistributed net investment income of $131,430, respectively)	$ 11,815,281	$ 11,294,886

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.49	$ 31.66	$ 29.43	$ 32.07	$ 28.57	$ 23.68
Income from Investment Operations
Net investment income (loss) E	.33 K	.34	.41	.42	.31	.31
Net realized and unrealized gain (loss)	.28	7.97	2.11	(2.52)	3.51	4.84
Total from investment operations	.61	8.31	2.52	(2.10)	3.82	5.15
Distributions from net investment income	(.33)	(.45)	(.29)	(.38)	(.28)	(.26)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.65) J	(.48)	(.29)	(.54)	(.32)	(.26)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.45	$ 39.49	$ 31.66	$ 29.43	$ 32.07	$ 28.57
Total Return B,C,D	1.57%	26.59%	8.70%	(6.71)%	13.43%	22.14%
Ratios to Average Net Assets F,H
Expenses before reductions	1.29% A	1.35%	1.34%	1.30%	1.33%	1.37%
Expenses net of fee waivers, if any	1.29% A	1.35%	1.34%	1.29%	1.33%	1.37%
Expenses net of all reductions	1.29% A	1.33%	1.31%	1.25%	1.28%	1.32%
Net investment income (loss)	1.68% A,K	.97%	1.41%	1.31%	1.06%	1.28%
Supplemental Data
Net assets, end of period (in millions)	$ 331	$ 347	$ 299	$ 320	$ 392	$ 414
Portfolio turnover rate G	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.65 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.311 per share.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.23	$ 31.42	$ 29.18	$ 31.81	$ 28.35	$ 23.49
Income from Investment Operations
Net investment income (loss) E	.28 J	.26	.34	.34	.23	.24
Net realized and unrealized gain (loss)	.27	7.92	2.09	(2.51)	3.48	4.81
Total from investment operations	.55	8.18	2.43	(2.17)	3.71	5.05
Distributions from net investment income	(.25)	(.34)	(.19)	(.30)	(.21)	(.19)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.56)	(.37)	(.19)	(.46)	(.25)	(.19)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.22	$ 39.23	$ 31.42	$ 29.18	$ 31.81	$ 28.35
Total Return B,C,D	1.44%	26.31%	8.41%	(6.96)%	13.14%	21.79%
Ratios to Average Net Assets F,H
Expenses before reductions	1.52% A	1.59%	1.59%	1.56%	1.60%	1.65%
Expenses net of fee waivers, if any	1.52% A	1.59%	1.59%	1.55%	1.60%	1.65%
Expenses net of all reductions	1.52% A	1.57%	1.56%	1.51%	1.56%	1.60%
Net investment income (loss)	1.44% A,J	.73%	1.16%	1.05%	.79%	1.00%
Supplemental Data
Net assets, end of period (in millions)	$ 51	$ 53	$ 46	$ 61	$ 92	$ 83
Portfolio turnover rate G	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .35%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.08	$ 31.28	$ 29.02	$ 31.60	$ 28.18	$ 23.25
Income from Investment Operations
Net investment income (loss) E	.18 K	.08	.19	.17	.08	.12
Net realized and unrealized gain (loss)	.28	7.90	2.09	(2.48)	3.44	4.81
Total from investment operations	.46	7.98	2.28	(2.31)	3.52	4.93
Distributions from net investment income	(.01)	(.15)	(.02)	(.12)	(.06)	-
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.32)	(.18)	(.02)	(.27) J	(.10)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.22	$ 39.08	$ 31.28	$ 29.02	$ 31.60	$ 28.18
Total Return B,C,D	1.20%	25.64%	7.85%	(7.39)%	12.52%	21.20%
Ratios to Average Net Assets F,H
Expenses before reductions	2.06% A	2.10%	2.09%	2.06%	2.12%	2.16%
Expenses net of fee waivers, if any	2.06% A	2.10%	2.09%	2.06%	2.12%	2.16%
Expenses net of all reductions	2.06% A	2.08%	2.06%	2.02%	2.08%	2.11%
Net investment income (loss)	.90% A,K	.22%	.66%	.54%	.27%	.49%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 7	$ 8	$ 10	$ 14	$ 16
Portfolio turnover rate G	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.27 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.155 per share.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.07	$ 31.32	$ 29.08	$ 31.68	$ 28.23	$ 23.31
Income from Investment Operations
Net investment income (loss) E	.18 K	.08	.19	.18	.09	.12
Net realized and unrealized gain (loss)	.28	7.90	2.09	(2.49)	3.45	4.82
Total from investment operations	.46	7.98	2.28	(2.31)	3.54	4.94
Distributions from net investment income	(.08)	(.20)	(.04)	(.14)	(.05)	(.02)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.39)	(.23)	(.04)	(.29) J	(.09)	(.02)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.14	$ 39.07	$ 31.32	$ 29.08	$ 31.68	$ 28.23
Total Return B,C,D	1.21%	25.65%	7.86%	(7.37)%	12.54%	21.22%
Ratios to Average Net Assets F,H
Expenses before reductions	2.03% A	2.10%	2.09%	2.05%	2.09%	2.14%
Expenses net of fee waivers, if any	2.03% A	2.09%	2.09%	2.04%	2.09%	2.14%
Expenses net of all reductions	2.03% A	2.07%	2.06%	2.00%	2.05%	2.09%
Net investment income (loss)	.93% A,K	.23%	.66%	.56%	.30%	.51%
Supplemental Data
Net assets, end of period (in millions)	$ 40	$ 36	$ 30	$ 33	$ 44	$ 43
Portfolio turnover rate G	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.82	$ 31.91	$ 29.69	$ 32.34	$ 28.79	$ 23.88
Income from Investment Operations
Net investment income (loss) D	.40 I	.47	.51	.53	.40	.37
Net realized and unrealized gain (loss)	.28	8.02	2.12	(2.54)	3.54	4.88
Total from investment operations	.68	8.49	2.63	(2.01)	3.94	5.25
Distributions from net investment income	(.47)	(.55)	(.41)	(.48)	(.35)	(.34)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.78)	(.58)	(.41)	(.64)	(.39)	(.34)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 39.72	$ 39.82	$ 31.91	$ 29.69	$ 32.34	$ 28.79
Total Return B,C	1.76%	27.03%	9.03%	(6.39)%	13.76%	22.47%
Ratios to Average Net Assets E,G
Expenses before reductions	.94% A	1.00%	1.01%	.97%	1.05%	1.12%
Expenses net of fee waivers, if any	.94% A	1.00%	1.01%	.96%	1.05%	1.12%
Expenses net of all reductions	.94% A	.98%	.98%	.92%	1.00%	1.07%
Net investment income (loss)	2.03% A,I	1.32%	1.73%	1.64%	1.35%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$ 8,069	$ 7,800	$ 5,965	$ 6,806	$ 8,133	$ 8,114
Portfolio turnover rate F	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .93%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.76	$ 31.87	$ 29.66	$ 32.32	$ 28.78	$ 23.90
Income from Investment Operations
Net investment income (loss) D	.43 J	.52	.57	.58	.46	.44
Net realized and unrealized gain (loss)	.29	8.01	2.11	(2.54)	3.53	4.86
Total from investment operations	.72	8.53	2.68	(1.96)	3.99	5.30
Distributions from net investment income	(.53)	(.61)	(.47)	(.55)	(.41)	(.42)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.84)	(.64)	(.47)	(.70) I	(.45)	(.42)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 39.64	$ 39.76	$ 31.87	$ 29.66	$ 32.32	$ 28.78
Total Return B,C	1.85%	27.23%	9.24%	(6.24)%	13.96%	22.80%
Ratios to Average Net Assets E,G
Expenses before reductions	.81% A	.85%	.83%	.80%	.84%	.88%
Expenses net of fee waivers, if any	.81% A	.85%	.83%	.79%	.84%	.88%
Expenses net of all reductions	.80% A	.83%	.80%	.75%	.79%	.83%
Net investment income (loss)	2.16% A,J	1.47%	1.91%	1.81%	1.55%	1.77%
Supplemental Data
Net assets, end of period (in millions)	$ 2,679	$ 2,576	$ 1,776	$ 1,245	$ 1,078	$ 674
Portfolio turnover rate F	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.70 per share is comprised of distributions from net investment income of $.548 and distributions from net realized gain of $.155 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.76	$ 31.87	$ 29.65	$ 32.31	$ 28.77	$ 23.91
Income from Investment Operations
Net investment income (loss) D	.40 J	.47	.52	.54	.41	.39
Net realized and unrealized gain (loss)	.28	8.01	2.11	(2.55)	3.55	4.86
Total from investment operations	.68	8.48	2.63	(2.01)	3.96	5.25
Distributions from net investment income	(.48)	(.56)	(.41)	(.50)	(.38)	(.39)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.79)	(.59)	(.41)	(.65) I	(.42)	(.39)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 39.65	$ 39.76	$ 31.87	$ 29.65	$ 32.31	$ 28.77
Total Return B,C	1.76%	27.03%	9.07%	(6.39)%	13.84%	22.52%
Ratios to Average Net Assets E,G
Expenses before reductions	.94% A	1.00%	1.00%	.95%	.99%	1.05%
Expenses net of fee waivers, if any	.94% A	1.00%	1.00%	.94%	.99%	1.05%
Expenses net of all reductions	.94% A	.97%	.97%	.90%	.95%	1.00%
Net investment income (loss)	2.02% A,J	1.33%	1.75%	1.66%	1.40%	1.60%
Supplemental Data
Net assets, end of period (in millions)	$ 622	$ 476	$ 294	$ 278	$ 319	$ 267
Portfolio turnover rate F	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.65 per share is comprised of distributions from net investment income of $.497 and distributions from net realized gain of $.155 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .93%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2014	Year ended October 31,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.77	$ 37.22
Income from Investment Operations
Net investment income (loss) D	.42 J	.07
Net realized and unrealized gain (loss)	.28	2.48
Total from investment operations	.70	2.55
Distributions from net investment income	(.54)	-
Distributions from net realized gain	(.31)	-
Total distributions	(.85)	-
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 39.62	$ 39.77
Total Return B,C	1.81%	6.85%
Ratios to Average Net Assets E,H
Expenses before reductions	.81% A	.85% A
Expenses net of fee waivers, if any	.81% A	.85% A
Expenses net of all reductions	.81% A	.83% A
Net investment income (loss)	2.16% A,J	.76% A
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 107
Portfolio turnover rate F	54% A	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Discovery, Class K, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required.

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,148,794
Gross unrealized depreciation	(226,912)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,921,882

Tax cost	$ 10,295,686

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (950,903)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase return and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $8,004 and a change in net unrealized appreciation (depreciation) of $(23,614) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,130,499 and $3,016,413, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 417	$ 6
Class T	.25%	.25%	131	2
Class B	.75%	.25%	32	24
Class C	.75%	.25%	192	22
			$ 772	$ 54

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 31
Class T	4
Class B*	2
Class C*	1
$ 38

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 463.28
Class T	68.26
Class B	10.30
Class C	52.27
International Discovery	7,248.18
Class K	597.05
Institutional Class	478.18
Class Z	2.05
	$ 8,918

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,214 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income

Semiannual Report

8. Security Lending - continued

earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component income from Fidelity Central Funds. Total security lending income during the period amounted to $2,699, including $7 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $97 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $25.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 2,857	$ 4,138
Class T	344	492
Class B	2	34
Class C	79	186
International Discovery	93,065	101,466
Class K	33,983	34,651
Institutional Class	5,936	5,064
Class Z	60	-
Total	$ 136,326	$ 146,031
From net realized gain
Class A	$ 2,660	$ 297
Class T	423	46
Class B	52	7
Class C	295	30
International Discovery	61,190	5,914
Class K	20,093	1,827
Institutional Class	3,838	292
Class Z	35	-
Total	$ 88,586	$ 8,413

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013A	Six months ended April 30, 2014	Year ended October 31, 2013A
Class A
Shares sold	838	1,772	$ 33,014	$ 62,186
Reinvestment of distributions	137	132	5,280	4,249
Shares redeemed	(1,362)	(2,553)	(53,759)	(88,988)
Net increase (decrease)	(387)	(649)	$ (15,465)	$ (22,553)
Class T
Shares sold	97	227	$ 3,819	$ 7,911
Reinvestment of distributions	19	16	736	512
Shares redeemed	(174)	(347)	(6,774)	(11,997)
Net increase (decrease)	(58)	(104)	$ (2,219)	$ (3,574)
Class B
Shares sold	4	4	$ 149	$ 137
Reinvestment of distributions	1	1	51	39
Shares redeemed	(27)	(75)	(1,059)	(2,570)
Net increase (decrease)	(22)	(70)	$ (859)	$ (2,394)
Class C
Shares sold	153	184	$ 5,958	$ 6,532
Reinvestment of distributions	9	6	337	193
Shares redeemed	(79)	(207)	(3,097)	(7,250)
Net increase (decrease)	83	(17)	$ 3,198	$ (525)
International Discovery
Shares sold	21,319	37,338	$ 845,660	$ 1,332,523
Reinvestment of distributions	3,813	3,176	148,138	102,608
Shares redeemed	(17,836)	(31,569)	(705,578)	(1,103,313)
Net increase (decrease)	7,296	8,945	$ 288,220	$ 331,818
Class K
Shares sold	8,356	19,989	$ 332,299	$ 699,723
Reinvestment of distributions	1,396	1,132	54,076	36,478
Shares redeemed	(6,953)	(12,053)	(275,437)	(423,712)
Net increase (decrease)	2,799	9,068	$ 110,938	$ 312,489
Institutional Class
Shares sold	5,352	4,893	$ 211,862	$ 175,669
Reinvestment of distributions	91	68	3,529	2,182
Shares redeemed	(1,730)	(2,219)	(67,783)	(78,500)
Net increase (decrease)	3,713	2,742	$ 147,608	$ 99,351
Class Z
Shares sold	463	3	$ 17,869	$ 100
Reinvestment of distributions	2	-	95	-
Shares redeemed	(26)	-	(1,013)	-
Net increase (decrease)	439	3	$ 16,951	$ 100

A Share transactions for class Z are for the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 14% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 20% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AIDZ-USAN-0614
1.9585033.100

Fidelity®

International Discovery

Fund -
Class K

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.29%
Actual		$ 1,000.00	$ 1,015.70	$ 6.45
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.46
Class T	1.52%
Actual		$ 1,000.00	$ 1,014.40	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Class B	2.06%
Actual		$ 1,000.00	$ 1,012.00	$ 10.28
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.03%
Actual		$ 1,000.00	$ 1,012.10	$ 10.13
HypotheticalA		$ 1,000.00	$ 1,014.73	$ 10.14
International Discovery	.94%
Actual		$ 1,000.00	$ 1,017.60	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Class K	.81%
Actual		$ 1,000.00	$ 1,018.50	$ 4.05
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Institutional Class	.94%
Actual		$ 1,000.00	$ 1,017.60	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Class Z	.81%
Actual		$ 1,000.00	$ 1,018.10	$ 4.05
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Japan 16.3%
United Kingdom 14.4%
Germany 10.3%
United States of America* 9.5%
France 8.9%
Switzerland 5.5%
Sweden 5.2%
Spain 3.0%
Netherlands 2.7%
Other 24.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Japan 18.2%
United Kingdom 15.9%
France 10.9%
Germany 8.7%
Switzerland 6.4%
United States of America* 5.5%
Sweden 4.1%
Spain 3.6%
Netherlands 3.3%
Other 23.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	96.0	97.2
Other Investments	0.1	0.0
Short-Term Investments and Net Other Assets (Liabilities)	3.9	2.8
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.3	2.0
Total SA (France, Oil, Gas & Consumable Fuels)	2.0	1.5
Bayer AG (Germany, Pharmaceuticals)	1.8	1.6
Australia & New Zealand Banking Group Ltd. (Australia, Banks)	1.8	1.8
Volkswagen AG (Germany, Automobiles)	1.5	1.5
Siemens AG (Germany, Industrial Conglomerates)	1.3	1.3
SoftBank Corp. (Japan, Wireless Telecommunication Services)	1.3	1.4
BASF AG (Germany, Chemicals)	1.3	1.2
KBC Groupe SA (Belgium, Banks)	1.2	1.0
AXA SA (France, Insurance)	1.2	1.2
	15.7
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.1	24.8
Consumer Discretionary	14.8	16.4
Industrials	14.6	13.0
Health Care	12.4	9.5
Consumer Staples	8.4	10.1
Information Technology	8.3	7.7
Materials	5.4	5.2
Telecommunication Services	5.1	5.1
Energy	3.5	3.8
Utilities	0.2	0.6

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value (000s)
Australia - 2.5%
Ansell Ltd.	2,499,254	$ 42,001
Australia & New Zealand Banking Group Ltd.	6,493,040	207,924
Ramsay Health Care Ltd.	1,215,729	50,609
TOTAL AUSTRALIA		300,534
Austria - 0.2%
Andritz AG	455,300	28,257
Bailiwick of Jersey - 1.7%
Experian PLC	2,900,800	55,638
Shire PLC	222,100	12,702
Wolseley PLC	1,459,649	84,310
WPP PLC	2,319,800	50,019
TOTAL BAILIWICK OF JERSEY		202,669
Belgium - 2.4%
Anheuser-Busch InBev SA NV (d)	1,183,927	129,043
Arseus NV	235,000	13,335
KBC Groupe SA	2,342,738	142,716
TOTAL BELGIUM		285,094
Bermuda - 0.1%
PAX Global Technology Ltd. (a)	25,931,000	13,512
Canada - 2.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,346,700	37,954
Constellation Software, Inc.	266,500	59,024
First Quantum Minerals Ltd.	1,680,600	33,472
Imperial Oil Ltd.	38,100	1,860
Suncor Energy, Inc.	2,012,600	77,636
TransForce, Inc.	1,412,400	30,837
TOTAL CANADA		240,783
Cayman Islands - 1.0%
Cimc Enric Holdings Ltd.	12,718,000	18,405
ENN Energy Holdings Ltd.	3,266,000	22,832
Greatview Aseptic Pack Co. Ltd.	26,392,000	16,102
iKang Healthcare Group, Inc. sponsored ADR	80,200	1,101
Sands China Ltd.	4,548,600	33,207
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	841,400	28,608
TOTAL CAYMAN ISLANDS		120,255
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	529,830	577
Common Stocks - continued
	Shares	Value (000s)
Denmark - 2.1%
ISS Holdings A/S (a)	384,000	$ 13,369
Novo Nordisk A/S Series B (d)	3,046,345	138,261
Pandora A/S	514,000	34,576
Vestas Wind Systems A/S (a)	1,263,600	56,087
TOTAL DENMARK		242,293
Finland - 0.7%
Sampo Oyj (A Shares) (d)	1,739,800	86,387
France - 8.9%
Arkema SA	487,670	54,376
Atos Origin SA	525,695	45,386
AXA SA (d)	5,364,600	139,734
BNP Paribas SA	1,617,645	121,436
Bureau Veritas SA	1,413,000	43,127
Havas SA	5,933,668	47,170
Iliad SA	213,972	57,738
Lafarge SA (Bearer)	605,900	55,353
Rexel SA	3,421,500	86,392
Schneider Electric SA	1,383,800	129,683
SR Teleperformance SA	385,700	22,094
Total SA (a)	3,397,200	243,050
TOTAL FRANCE		1,045,539
Germany - 8.8%
Aareal Bank AG	1,044,895	47,367
adidas AG	638,000	68,093
BASF AG (d)	1,265,455	146,472
Bayer AG (d)	1,557,600	216,094
Brenntag AG	477,800	86,406
Continental AG (d)	255,300	59,805
Drillisch AG	2,022,600	75,314
GEA Group AG	1,508,060	67,463
HeidelbergCement Finance AG (d)	494,100	42,857
KION Group AG	1,166,749	55,149
LEG Immobilien AG	184,948	12,337
Siemens AG	1,197,644	157,994
TOTAL GERMANY		1,035,351
Hong Kong - 2.0%
AIA Group Ltd.	22,053,600	106,955
Techtronic Industries Co. Ltd.	39,683,000	126,425
TOTAL HONG KONG		233,380
Common Stocks - continued
	Shares	Value (000s)
India - 1.3%
Bharti Infratel Ltd. (a)	5,356,336	$ 19,151
Housing Development Finance Corp. Ltd.	6,075,663	90,452
Lupin Ltd.	1,963,215	33,499
United Spirits Ltd.	273,323	12,546
TOTAL INDIA		155,648
Ireland - 2.1%
Actavis PLC (a)	305,900	62,505
Bank of Ireland (a)	63,590,200	24,885
James Hardie Industries PLC CDI	6,070,470	77,373
Kerry Group PLC Class A	1,114,800	88,003
TOTAL IRELAND		252,766
Italy - 1.4%
De Longhi SpA	2,375,100	51,535
UniCredit SpA	9,028,600	80,666
World Duty Free SpA (a)	2,253,904	30,191
TOTAL ITALY		162,392
Japan - 16.3%
ABC-MART, Inc.	398,400	17,867
ACOM Co. Ltd. (a)(d)	10,332,400	35,171
Aozora Bank Ltd.	16,056,000	47,743
Astellas Pharma, Inc.	9,796,000	108,946
Coca-Cola Central Japan Co. Ltd.	1,597,500	35,908
Daikin Industries Ltd.	1,089,400	62,880
Don Quijote Holdings Co. Ltd.	1,454,900	76,562
Hitachi Ltd.	6,659,000	47,353
Hoya Corp.	2,101,900	61,966
Iida Group Holdings Co. Ltd. (a)	464,778	6,910
Japan Exchange Group, Inc.	2,589,500	51,114
Japan Tobacco, Inc.	3,948,700	129,621
Kakaku.com, Inc.	1,903,000	27,083
KDDI Corp.	1,426,300	75,922
Keyence Corp.	304,060	117,136
NEC Corp.	23,010,000	64,595
Olympus Corp. (a)	1,501,000	45,807
OMRON Corp.	2,083,000	73,552
ORIX Corp.	9,072,900	131,077
Park24 Co. Ltd.	1,342,800	24,509
Rakuten, Inc.	5,927,100	76,643
Santen Pharmaceutical Co. Ltd.	1,166,900	52,047
Seven & i Holdings Co., Ltd.	2,748,600	108,374
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Seven Bank Ltd.	17,781,300	$ 67,309
Ship Healthcare Holdings, Inc.	1,076,700	36,650
SoftBank Corp.	2,099,300	155,854
Toshiba Plant Systems & Services Corp.	2,449,100	36,005
Toyota Motor Corp.	2,257,200	121,952
Tsuruha Holdings, Inc.	260,900	26,234
TOTAL JAPAN		1,922,790
Korea (South) - 1.1%
Hyundai Motor Co.	206,848	46,051
Naver Corp.	112,967	80,699
TOTAL KOREA (SOUTH)		126,750
Luxembourg - 0.2%
Altice S.A.	344,100	19,664
Netherlands - 2.7%
AEGON NV	5,028,800	46,096
AerCap Holdings NV (a)	1,180,100	49,246
Airbus Group NV	176,700	12,132
Koninklijke KPN NV (a)	12,577,385	44,686
Koninklijke Philips Electronics NV	3,436,200	110,004
Royal DSM NV	778,500	55,817
TOTAL NETHERLANDS		317,981
New Zealand - 0.5%
EBOS Group Ltd.	243,590	1,974
Ryman Healthcare Group Ltd.	7,311,565	54,536
TOTAL NEW ZEALAND		56,510
Philippines - 0.2%
Alliance Global Group, Inc.	26,741,800	18,688
Portugal - 0.1%
CTT Correios de Portugal SA	609,064	6,700
Espirito Santo Saude SGPS SA	1,982,181	9,570
TOTAL PORTUGAL		16,270
Singapore - 0.5%
Ezion Holdings Ltd.	12,606,000	22,825
Global Logistic Properties Ltd.	16,214,205	36,859
TOTAL SINGAPORE		59,684
Common Stocks - continued
	Shares	Value (000s)
South Africa - 0.5%
Naspers Ltd. Class N	668,700	$ 63,053
Spain - 3.0%
Amadeus IT Holding SA Class A	1,462,100	60,762
Atresmedia Corporacion de Medios de Comunicacion SA	1,515,400	21,718
Banco Bilbao Vizcaya Argentaria SA	5,747,024	70,790
Criteria CaixaCorp SA	8,029,913	48,906
Grifols SA ADR (d)	1,796,450	73,726
Inditex SA	481,679	72,272
TOTAL SPAIN		348,174
Sweden - 5.2%
ASSA ABLOY AB (B Shares)	2,128,600	112,679
Eniro AB (a)	4,832,900	38,353
H&M Hennes & Mauritz AB (B Shares) (d)	1,057,821	43,079
HEXPOL AB (B Shares)	143,001	13,504
Intrum Justitia AB	1,835,800	53,107
Investment AB Kinnevik (B Shares)	460,600	16,186
Nordea Bank AB	9,576,600	138,372
Svenska Cellulosa AB (SCA) (B Shares) (d)	4,579,600	128,256
Svenska Handelsbanken AB (A Shares)	1,425,600	71,541
TOTAL SWEDEN		615,077
Switzerland - 5.5%
Compagnie Financiere Richemont SA Series A	244,608	24,819
Lonza Group AG	521,951	54,532
Partners Group Holding AG	230,056	62,945
Roche Holding AG (participation certificate)	926,232	271,714
Schindler Holding AG (participation certificate)	194,920	30,165
Syngenta AG (Switzerland)	179,374	71,031
UBS AG	6,126,361	128,126
TOTAL SWITZERLAND		643,332
Taiwan - 1.5%
ECLAT Textile Co. Ltd.	2,457,180	26,881
MediaTek, Inc.	4,532,000	70,912
Merida Industry Co. Ltd.	4,758,000	31,861
Taiwan Semiconductor Manufacturing Co. Ltd.	12,576,000	49,469
TOTAL TAIWAN		179,123
United Kingdom - 14.4%
Aberdeen Asset Management PLC	5,975,132	44,066
Alabama Noor Hospitals Group PLC	1,829,400	30,826
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Associated British Foods PLC	791,000	$ 39,678
Barclays PLC	16,433,040	70,170
BG Group PLC	4,257,800	86,123
BHP Billiton PLC	2,080,582	67,545
British American Tobacco PLC (United Kingdom)	1,050,600	60,667
Bunzl PLC	1,143,100	32,443
Diageo PLC	4,394,219	134,638
Exova Group Ltd. PLC (a)	3,912,500	14,549
Hikma Pharmaceuticals PLC	3,907,835	102,401
HSBC Holdings PLC (United Kingdom)	7,007,393	71,599
ITV PLC	14,738,700	45,290
Jazztel PLC (a)	4,681,964	71,840
Legal & General Group PLC	11,058,689	39,546
Liberty Global PLC:
Class A (a)	677,800	26,990
Class C	677,800	26,048
London Stock Exchange Group PLC	2,683,400	82,095
Meggitt PLC	6,842,366	55,071
Melrose PLC	6,971,000	33,603
Next PLC	781,744	86,057
Ocado Group PLC (a)	799,632	4,536
Persimmon PLC	2,082,200	46,124
Poundland Group PLC (a)	3,906,035	22,917
Reckitt Benckiser Group PLC	788,600	63,578
Rolls-Royce Group PLC	4,197,715	74,418
Rotork PLC	717,800	31,401
St. James's Place Capital PLC	5,676,000	73,792
Taylor Wimpey PLC	12,002,700	21,299
The Restaurant Group PLC	1,992,100	20,988
Ultra Electronics Holdings PLC	614,667	17,601
Vodafone Group PLC	28,009,396	106,341
TOTAL UNITED KINGDOM		1,704,240
United States of America - 3.3%
Google, Inc.:
Class A (a)	90,700	48,514
Class C (a)	90,700	47,768
Illumina, Inc. (a)	222,300	30,199
Las Vegas Sands Corp.	726,600	57,496
MasterCard, Inc. Class A	806,900	59,347
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
McGraw Hill Financial, Inc.	1,269,000	$ 93,817
Visa, Inc. Class A	273,600	55,434
TOTAL UNITED STATES OF AMERICA		392,575
TOTAL COMMON STOCKS (Cost $8,927,377)		10,889,348
Nonconvertible Preferred Stocks - 1.5%

Germany - 1.5%
Volkswagen AG	650,200	175,089
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	562,493,810	950
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $133,978)		176,039
Government Obligations - 0.1%
		Principal Amount (000s) (h)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 5/8/14 to 5/29/14 (g) (Cost $15,570)		$ 15,570	15,570
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $14,037)	EUR	9,140	14,125
Money Market Funds - 9.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	611,309,213	$ 611,309
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	511,177,090	511,177
TOTAL MONEY MARKET FUNDS (Cost $1,122,486)		1,122,486
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $10,213,448)		12,217,568
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(402,287)
NET ASSETS - 100%		$ 11,815,281
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
3,792 CME Nikkei 225 Index Contracts	June 2014	$ 271,223	$ (19,376)

The face value of futures purchased as a percentage of net assets is 2.3%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,125,000 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,065,000.
(h) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 312
Fidelity Securities Lending Cash Central Fund	2,699
Total	$ 3,011
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,721,540	$ 1,549,569	$ 171,971	$ -
Consumer Staples	994,500	670,152	324,348	-
Energy	431,494	188,444	243,050	-
Financials	2,488,756	2,077,090	411,666	-
Health Care	1,471,643	1,015,467	456,176	-
Industrials	1,711,362	1,443,364	267,998	-
Information Technology	982,512	933,043	49,469	-
Materials	633,902	495,326	138,576	-
Telecommunication Services	606,846	455,819	151,027	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Utilities	$ 22,832	$ 22,832	$ -	$ -
Government Obligations	15,570	-	15,570	-
Preferred Securities	14,125	-	14,125	-
Money Market Funds	1,122,486	1,122,486	-	-
Total Investments in Securities:	$ 12,217,568	$ 9,973,592	$ 2,243,976	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (19,376)	$ (19,376)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 312,418
Level 2 to Level 1	$ 1,472,156
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (19,376)
Total Value of Derivatives	$ -	$ (19,376)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $484,808) - See accompanying schedule: Unaffiliated issuers (cost $9,090,962)	$ 11,095,082
Fidelity Central Funds (cost $1,122,486)	1,122,486
Total Investments (cost $10,213,448)		$ 12,217,568
Foreign currency held at value (cost $6,181)		6,184
Receivable for investments sold		111,261
Receivable for fund shares sold		12,993
Dividends receivable		42,603
Distributions receivable from Fidelity Central Funds		900
Prepaid expenses		9
Other receivables		3,877
Total assets		12,395,395

Liabilities
Payable for investments purchased	$ 44,205
Payable for fund shares redeemed	11,662
Accrued management fee	6,656
Distribution and service plan fees payable	128
Payable for daily variation margin for derivative instruments	3,128
Other affiliated payables	1,677
Other payables and accrued expenses	1,481
Collateral on securities loaned, at value	511,177
Total liabilities		580,114

Net Assets		$ 11,815,281
Net Assets consist of:
Paid in capital		$ 10,415,376
Undistributed net investment income		114,183
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(697,402)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,983,124
Net Assets		$ 11,815,281

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($331,128 ÷ 8,392.9 shares)	$ 39.45

Maximum offering price per share (100/94.25 of $39.45)	$ 41.86
Class T: Net Asset Value and redemption price per share ($50,909 ÷ 1,297.9 shares)	$ 39.22

Maximum offering price per share (100/96.50 of $39.22)	$ 40.64
Class B: Net Asset Value and offering price per share ($5,848 ÷ 149.1 shares)A	$ 39.22

Class C: Net Asset Value and offering price per share ($39,763 ÷ 1,015.9 shares)A	$ 39.14

International Discovery: Net Asset Value, offering price and redemption price per share ($8,069,092 ÷ 203,149.3 shares)	$ 39.72

Class K: Net Asset Value, offering price and redemption price per share ($2,679,042 ÷ 67,586.0 shares)	$ 39.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($622,000 ÷ 15,688.4 shares)	$ 39.65

Class Z: Net Asset Value, offering price and redemption price per share ($17,499 ÷ 441.7 shares)	$ 39.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 116,352
Special dividends		63,816
Interest		2
Income from Fidelity Central Funds		3,011
Income before foreign taxes withheld		183,181
Less foreign taxes withheld		(10,085)
Total income		173,096

Expenses
Management fee Basic fee	$ 40,933
Performance adjustment	1,565
Transfer agent fees	8,918
Distribution and service plan fees	772
Accounting and security lending fees	927
Custodian fees and expenses	708
Independent trustees' compensation	23
Registration fees	167
Audit	60
Legal	25
Miscellaneous	41
Total expenses before reductions	54,139
Expense reductions	(122)	54,017
Net investment income (loss)		119,079
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	363,543
Foreign currency transactions	(1,353)
Futures contracts	8,004
Total net realized gain (loss)		370,194
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $721)	(269,054)
Assets and liabilities in foreign currencies	255
Futures contracts	(23,614)
Total change in net unrealized appreciation (depreciation)		(292,413)
Net gain (loss)		77,781
Net increase (decrease) in net assets resulting from operations		$ 196,860

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 119,079	$ 129,203
Net realized gain (loss)	370,194	725,376
Change in net unrealized appreciation (depreciation)	(292,413)	1,463,372
Net increase (decrease) in net assets resulting from operations	196,860	2,317,951
Distributions to shareholders from net investment income	(136,326)	(146,031)
Distributions to shareholders from net realized gain	(88,586)	(8,413)
Total distributions	(224,912)	(154,444)
Share transactions - net increase (decrease)	548,372	714,712
Redemption fees	75	128
Total increase (decrease) in net assets	520,395	2,878,347

Net Assets
Beginning of period	11,294,886	8,416,539
End of period (including undistributed net investment income of $114,183 and undistributed net investment income of $131,430, respectively)	$ 11,815,281	$ 11,294,886

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.49	$ 31.66	$ 29.43	$ 32.07	$ 28.57	$ 23.68
Income from Investment Operations
Net investment income (loss) E	.33 K	.34	.41	.42	.31	.31
Net realized and unrealized gain (loss)	.28	7.97	2.11	(2.52)	3.51	4.84
Total from investment operations	.61	8.31	2.52	(2.10)	3.82	5.15
Distributions from net investment income	(.33)	(.45)	(.29)	(.38)	(.28)	(.26)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.65) J	(.48)	(.29)	(.54)	(.32)	(.26)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.45	$ 39.49	$ 31.66	$ 29.43	$ 32.07	$ 28.57
Total Return B,C,D	1.57%	26.59%	8.70%	(6.71)%	13.43%	22.14%
Ratios to Average Net Assets F,H
Expenses before reductions	1.29% A	1.35%	1.34%	1.30%	1.33%	1.37%
Expenses net of fee waivers, if any	1.29% A	1.35%	1.34%	1.29%	1.33%	1.37%
Expenses net of all reductions	1.29% A	1.33%	1.31%	1.25%	1.28%	1.32%
Net investment income (loss)	1.68% A,K	.97%	1.41%	1.31%	1.06%	1.28%
Supplemental Data
Net assets, end of period (in millions)	$ 331	$ 347	$ 299	$ 320	$ 392	$ 414
Portfolio turnover rate G	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.65 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.311 per share.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.23	$ 31.42	$ 29.18	$ 31.81	$ 28.35	$ 23.49
Income from Investment Operations
Net investment income (loss) E	.28 J	.26	.34	.34	.23	.24
Net realized and unrealized gain (loss)	.27	7.92	2.09	(2.51)	3.48	4.81
Total from investment operations	.55	8.18	2.43	(2.17)	3.71	5.05
Distributions from net investment income	(.25)	(.34)	(.19)	(.30)	(.21)	(.19)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.56)	(.37)	(.19)	(.46)	(.25)	(.19)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.22	$ 39.23	$ 31.42	$ 29.18	$ 31.81	$ 28.35
Total Return B,C,D	1.44%	26.31%	8.41%	(6.96)%	13.14%	21.79%
Ratios to Average Net Assets F,H
Expenses before reductions	1.52% A	1.59%	1.59%	1.56%	1.60%	1.65%
Expenses net of fee waivers, if any	1.52% A	1.59%	1.59%	1.55%	1.60%	1.65%
Expenses net of all reductions	1.52% A	1.57%	1.56%	1.51%	1.56%	1.60%
Net investment income (loss)	1.44% A,J	.73%	1.16%	1.05%	.79%	1.00%
Supplemental Data
Net assets, end of period (in millions)	$ 51	$ 53	$ 46	$ 61	$ 92	$ 83
Portfolio turnover rate G	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .35%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.08	$ 31.28	$ 29.02	$ 31.60	$ 28.18	$ 23.25
Income from Investment Operations
Net investment income (loss) E	.18 K	.08	.19	.17	.08	.12
Net realized and unrealized gain (loss)	.28	7.90	2.09	(2.48)	3.44	4.81
Total from investment operations	.46	7.98	2.28	(2.31)	3.52	4.93
Distributions from net investment income	(.01)	(.15)	(.02)	(.12)	(.06)	-
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.32)	(.18)	(.02)	(.27) J	(.10)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.22	$ 39.08	$ 31.28	$ 29.02	$ 31.60	$ 28.18
Total Return B,C,D	1.20%	25.64%	7.85%	(7.39)%	12.52%	21.20%
Ratios to Average Net Assets F,H
Expenses before reductions	2.06% A	2.10%	2.09%	2.06%	2.12%	2.16%
Expenses net of fee waivers, if any	2.06% A	2.10%	2.09%	2.06%	2.12%	2.16%
Expenses net of all reductions	2.06% A	2.08%	2.06%	2.02%	2.08%	2.11%
Net investment income (loss)	.90% A,K	.22%	.66%	.54%	.27%	.49%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 7	$ 8	$ 10	$ 14	$ 16
Portfolio turnover rate G	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.27 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.155 per share.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.07	$ 31.32	$ 29.08	$ 31.68	$ 28.23	$ 23.31
Income from Investment Operations
Net investment income (loss) E	.18 K	.08	.19	.18	.09	.12
Net realized and unrealized gain (loss)	.28	7.90	2.09	(2.49)	3.45	4.82
Total from investment operations	.46	7.98	2.28	(2.31)	3.54	4.94
Distributions from net investment income	(.08)	(.20)	(.04)	(.14)	(.05)	(.02)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.39)	(.23)	(.04)	(.29) J	(.09)	(.02)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.14	$ 39.07	$ 31.32	$ 29.08	$ 31.68	$ 28.23
Total Return B,C,D	1.21%	25.65%	7.86%	(7.37)%	12.54%	21.22%
Ratios to Average Net Assets F,H
Expenses before reductions	2.03% A	2.10%	2.09%	2.05%	2.09%	2.14%
Expenses net of fee waivers, if any	2.03% A	2.09%	2.09%	2.04%	2.09%	2.14%
Expenses net of all reductions	2.03% A	2.07%	2.06%	2.00%	2.05%	2.09%
Net investment income (loss)	.93% A,K	.23%	.66%	.56%	.30%	.51%
Supplemental Data
Net assets, end of period (in millions)	$ 40	$ 36	$ 30	$ 33	$ 44	$ 43
Portfolio turnover rate G	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.82	$ 31.91	$ 29.69	$ 32.34	$ 28.79	$ 23.88
Income from Investment Operations
Net investment income (loss) D	.40 I	.47	.51	.53	.40	.37
Net realized and unrealized gain (loss)	.28	8.02	2.12	(2.54)	3.54	4.88
Total from investment operations	.68	8.49	2.63	(2.01)	3.94	5.25
Distributions from net investment income	(.47)	(.55)	(.41)	(.48)	(.35)	(.34)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.78)	(.58)	(.41)	(.64)	(.39)	(.34)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 39.72	$ 39.82	$ 31.91	$ 29.69	$ 32.34	$ 28.79
Total Return B,C	1.76%	27.03%	9.03%	(6.39)%	13.76%	22.47%
Ratios to Average Net Assets E,G
Expenses before reductions	.94% A	1.00%	1.01%	.97%	1.05%	1.12%
Expenses net of fee waivers, if any	.94% A	1.00%	1.01%	.96%	1.05%	1.12%
Expenses net of all reductions	.94% A	.98%	.98%	.92%	1.00%	1.07%
Net investment income (loss)	2.03% A,I	1.32%	1.73%	1.64%	1.35%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$ 8,069	$ 7,800	$ 5,965	$ 6,806	$ 8,133	$ 8,114
Portfolio turnover rate F	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .93%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.76	$ 31.87	$ 29.66	$ 32.32	$ 28.78	$ 23.90
Income from Investment Operations
Net investment income (loss) D	.43 J	.52	.57	.58	.46	.44
Net realized and unrealized gain (loss)	.29	8.01	2.11	(2.54)	3.53	4.86
Total from investment operations	.72	8.53	2.68	(1.96)	3.99	5.30
Distributions from net investment income	(.53)	(.61)	(.47)	(.55)	(.41)	(.42)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.84)	(.64)	(.47)	(.70) I	(.45)	(.42)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 39.64	$ 39.76	$ 31.87	$ 29.66	$ 32.32	$ 28.78
Total Return B,C	1.85%	27.23%	9.24%	(6.24)%	13.96%	22.80%
Ratios to Average Net Assets E,G
Expenses before reductions	.81% A	.85%	.83%	.80%	.84%	.88%
Expenses net of fee waivers, if any	.81% A	.85%	.83%	.79%	.84%	.88%
Expenses net of all reductions	.80% A	.83%	.80%	.75%	.79%	.83%
Net investment income (loss)	2.16% A,J	1.47%	1.91%	1.81%	1.55%	1.77%
Supplemental Data
Net assets, end of period (in millions)	$ 2,679	$ 2,576	$ 1,776	$ 1,245	$ 1,078	$ 674
Portfolio turnover rate F	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.70 per share is comprised of distributions from net investment income of $.548 and distributions from net realized gain of $.155 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.76	$ 31.87	$ 29.65	$ 32.31	$ 28.77	$ 23.91
Income from Investment Operations
Net investment income (loss) D	.40 J	.47	.52	.54	.41	.39
Net realized and unrealized gain (loss)	.28	8.01	2.11	(2.55)	3.55	4.86
Total from investment operations	.68	8.48	2.63	(2.01)	3.96	5.25
Distributions from net investment income	(.48)	(.56)	(.41)	(.50)	(.38)	(.39)
Distributions from net realized gain	(.31)	(.03)	-	(.16)	(.04)	-
Total distributions	(.79)	(.59)	(.41)	(.65) I	(.42)	(.39)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 39.65	$ 39.76	$ 31.87	$ 29.65	$ 32.31	$ 28.77
Total Return B,C	1.76%	27.03%	9.07%	(6.39)%	13.84%	22.52%
Ratios to Average Net Assets E,G
Expenses before reductions	.94% A	1.00%	1.00%	.95%	.99%	1.05%
Expenses net of fee waivers, if any	.94% A	1.00%	1.00%	.94%	.99%	1.05%
Expenses net of all reductions	.94% A	.97%	.97%	.90%	.95%	1.00%
Net investment income (loss)	2.02% A,J	1.33%	1.75%	1.66%	1.40%	1.60%
Supplemental Data
Net assets, end of period (in millions)	$ 622	$ 476	$ 294	$ 278	$ 319	$ 267
Portfolio turnover rate F	54% A	65%	68%	75%	82%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.65 per share is comprised of distributions from net investment income of $.497 and distributions from net realized gain of $.155 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .93%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2014	Year ended October 31,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.77	$ 37.22
Income from Investment Operations
Net investment income (loss) D	.42 J	.07
Net realized and unrealized gain (loss)	.28	2.48
Total from investment operations	.70	2.55
Distributions from net investment income	(.54)	-
Distributions from net realized gain	(.31)	-
Total distributions	(.85)	-
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 39.62	$ 39.77
Total Return B,C	1.81%	6.85%
Ratios to Average Net Assets E,H
Expenses before reductions	.81% A	.85% A
Expenses net of fee waivers, if any	.81% A	.85% A
Expenses net of all reductions	.81% A	.83% A
Net investment income (loss)	2.16% A,J	.76% A
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 107
Portfolio turnover rate F	54% A	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Discovery, Class K, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required.

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,148,794
Gross unrealized depreciation	(226,912)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,921,882

Tax cost	$ 10,295,686

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (950,903)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase return and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $8,004 and a change in net unrealized appreciation (depreciation) of $(23,614) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,130,499 and $3,016,413, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 417	$ 6
Class T	.25%	.25%	131	2
Class B	.75%	.25%	32	24
Class C	.75%	.25%	192	22
			$ 772	$ 54

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 31
Class T	4
Class B*	2
Class C*	1
$ 38

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 463.28
Class T	68.26
Class B	10.30
Class C	52.27
International Discovery	7,248.18
Class K	597.05
Institutional Class	478.18
Class Z	2.05
	$ 8,918

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,214 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income

Semiannual Report

8. Security Lending - continued

earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component income from Fidelity Central Funds. Total security lending income during the period amounted to $2,699, including $7 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $97 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $25.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 2,857	$ 4,138
Class T	344	492
Class B	2	34
Class C	79	186
International Discovery	93,065	101,466
Class K	33,983	34,651
Institutional Class	5,936	5,064
Class Z	60	-
Total	$ 136,326	$ 146,031
From net realized gain
Class A	$ 2,660	$ 297
Class T	423	46
Class B	52	7
Class C	295	30
International Discovery	61,190	5,914
Class K	20,093	1,827
Institutional Class	3,838	292
Class Z	35	-
Total	$ 88,586	$ 8,413

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013A	Six months ended April 30, 2014	Year ended October 31, 2013A
Class A
Shares sold	838	1,772	$ 33,014	$ 62,186
Reinvestment of distributions	137	132	5,280	4,249
Shares redeemed	(1,362)	(2,553)	(53,759)	(88,988)
Net increase (decrease)	(387)	(649)	$ (15,465)	$ (22,553)
Class T
Shares sold	97	227	$ 3,819	$ 7,911
Reinvestment of distributions	19	16	736	512
Shares redeemed	(174)	(347)	(6,774)	(11,997)
Net increase (decrease)	(58)	(104)	$ (2,219)	$ (3,574)
Class B
Shares sold	4	4	$ 149	$ 137
Reinvestment of distributions	1	1	51	39
Shares redeemed	(27)	(75)	(1,059)	(2,570)
Net increase (decrease)	(22)	(70)	$ (859)	$ (2,394)
Class C
Shares sold	153	184	$ 5,958	$ 6,532
Reinvestment of distributions	9	6	337	193
Shares redeemed	(79)	(207)	(3,097)	(7,250)
Net increase (decrease)	83	(17)	$ 3,198	$ (525)
International Discovery
Shares sold	21,319	37,338	$ 845,660	$ 1,332,523
Reinvestment of distributions	3,813	3,176	148,138	102,608
Shares redeemed	(17,836)	(31,569)	(705,578)	(1,103,313)
Net increase (decrease)	7,296	8,945	$ 288,220	$ 331,818
Class K
Shares sold	8,356	19,989	$ 332,299	$ 699,723
Reinvestment of distributions	1,396	1,132	54,076	36,478
Shares redeemed	(6,953)	(12,053)	(275,437)	(423,712)
Net increase (decrease)	2,799	9,068	$ 110,938	$ 312,489
Institutional Class
Shares sold	5,352	4,893	$ 211,862	$ 175,669
Reinvestment of distributions	91	68	3,529	2,182
Shares redeemed	(1,730)	(2,219)	(67,783)	(78,500)
Net increase (decrease)	3,713	2,742	$ 147,608	$ 99,351
Class Z
Shares sold	463	3	$ 17,869	$ 100
Reinvestment of distributions	2	-	95	-
Shares redeemed	(26)	-	(1,013)	-
Net increase (decrease)	439	3	$ 16,951	$ 100

A Share transactions for class Z are for the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 14% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 20% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IGI-K-USAN-0614
1.863310.105

Fidelity®

International Growth Fund

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.35%
Actual		$ 1,000.00	$ 1,031.90	$ 6.80
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Class T	1.65%
Actual		$ 1,000.00	$ 1,030.50	$ 8.31
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class B	2.15%
Actual		$ 1,000.00	$ 1,027.00	$ 10.81
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Class C	2.13%
Actual		$ 1,000.00	$ 1,028.00	$ 10.71
HypotheticalA		$ 1,000.00	$ 1,014.23	$ 10.64
International Growth	1.05%
Actual		$ 1,000.00	$ 1,034.20	$ 5.30
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26
Institutional Class	1.05%
Actual		$ 1,000.00	$ 1,033.00	$ 5.29
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26
Class Z	.88%
Actual		$ 1,000.00	$ 1,034.40	$ 4.44
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United States of America* 17.7%
United Kingdom 14.4%
Japan 13.9%
Switzerland 13.4%
Sweden 6.7%
Belgium 4.7%
Germany 4.2%
Australia 3.0%
Denmark 3.0%
Other 19.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
As of October 31, 2013
United Kingdom 17.6%
Japan 16.6%
United States of America* 14.9%
Switzerland 12.4%
Sweden 5.7%
Belgium 4.8%
Germany 4.4%
Australia 3.2%
France 3.2%
Other 17.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.7	97.9
Short-Term Investments and Net Other Assets (Liabilities)	3.3	2.1
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	4.2	3.3
Nestle SA (Switzerland, Food Products)	3.7	4.3
Anheuser-Busch InBev SA NV (Belgium, Beverages)	3.2	3.5
Prudential PLC (United Kingdom, Insurance)	2.8	1.9
DENSO Corp. (Japan, Auto Components)	2.7	3.0
UBS AG (NY Shares) (Switzerland, Capital Markets)	2.6	2.2
Linde AG (Germany, Chemicals)	2.6	2.2
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	2.5	1.8
SABMiller PLC (United Kingdom, Beverages)	2.1	1.8
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	2.1	1.5
	28.5
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.2	17.1
Financials	15.9	15.0
Consumer Staples	15.7	19.7
Industrials	14.9	14.3
Health Care	12.2	11.9
Materials	8.3	7.7
Information Technology	7.8	7.5
Telecommunication Services	2.4	1.7
Energy	2.3	3.0

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 3.0%
CSL Ltd.	252,554	$ 16,055,229
Sydney Airport unit	946,281	3,709,781
Transurban Group unit	612,305	4,135,404
TOTAL AUSTRALIA		23,900,414
Austria - 1.2%
Andritz AG	147,197	9,135,503
Bailiwick of Jersey - 0.5%
Informa PLC	448,047	3,648,515
Belgium - 4.7%
Anheuser-Busch InBev SA NV (d)	230,691	25,144,372
KBC Groupe SA	186,784	11,378,608
TOTAL BELGIUM		36,522,980
Bermuda - 0.5%
Lazard Ltd. Class A	83,692	3,937,709
Canada - 0.3%
Canadian Pacific Railway Ltd.	13,000	2,029,853
Cayman Islands - 2.7%
Sands China Ltd.	1,274,000	9,300,769
Tencent Holdings Ltd.	64,000	3,988,778
Wynn Macau Ltd.	1,946,000	7,668,088
TOTAL CAYMAN ISLANDS		20,957,635
Denmark - 3.0%
Jyske Bank A/S (Reg.) (a)	74,920	4,115,030
Novo Nordisk A/S Series B sponsored ADR	427,200	19,390,608
TOTAL DENMARK		23,505,638
Finland - 0.7%
Nokian Tyres PLC	94,908	3,768,413
Tikkurila Oyj	76,400	1,895,165
TOTAL FINLAND		5,663,578
France - 1.4%
Remy Cointreau SA (d)	24,687	2,171,076
Safran SA	135,300	9,093,536
TOTAL FRANCE		11,264,612
Common Stocks - continued
	Shares	Value
Germany - 4.2%
Bayer AG (d)	91,800	$ 12,735,873
Linde AG	97,541	20,224,098
TOTAL GERMANY		32,959,971
India - 0.3%
Housing Development Finance Corp. Ltd.	160,176	2,384,648
Ireland - 2.7%
CRH PLC sponsored ADR (d)	326,566	9,561,852
James Hardie Industries PLC:
CDI	227,490	2,899,560
sponsored ADR (d)	132,300	8,485,722
TOTAL IRELAND		20,947,134
Israel - 0.2%
Azrieli Group	58,600	1,982,968
Italy - 1.1%
Azimut Holding SpA	67,000	2,086,783
Interpump Group SpA	248,370	3,518,122
Prada SpA	422,600	3,374,063
TOTAL ITALY		8,978,968
Japan - 13.9%
Aozora Bank Ltd.	1,198,000	3,562,303
Coca-Cola Central Japan Co. Ltd.	107,100	2,407,354
DENSO Corp.	463,400	21,086,094
East Japan Railway Co.	47,500	3,462,782
Fanuc Corp.	40,600	7,307,087
Fast Retailing Co. Ltd.	22,000	6,836,602
Japan Tobacco, Inc.	108,600	3,564,940
Keyence Corp.	35,162	13,545,805
Mitsui Fudosan Co. Ltd.	374,000	11,051,538
Seven Bank Ltd.	1,044,300	3,953,089
SHO-BOND Holdings Co. Ltd.	95,200	4,288,121
SoftBank Corp.	215,400	15,991,451
USS Co. Ltd.	566,700	8,253,693
Yamato Kogyo Co. Ltd.	114,500	3,297,188
TOTAL JAPAN		108,608,047
Kenya - 0.4%
Safaricom Ltd.	18,563,100	2,794,812
Korea (South) - 0.5%
Naver Corp.	5,277	3,769,651
Common Stocks - continued
	Shares	Value
Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	35,055	$ 3,181,942
Netherlands - 1.4%
ING Groep NV (Certificaten Van Aandelen) (a)	794,764	11,361,045
Portugal - 0.6%
Jeronimo Martins SGPS SA	270,452	4,729,542
South Africa - 0.8%
Clicks Group Ltd.	550,597	3,357,331
Naspers Ltd. Class N	32,000	3,017,347
TOTAL SOUTH AFRICA		6,374,678
Spain - 2.1%
Inditex SA	97,095	14,568,319
Prosegur Compania de Seguridad SA (Reg.)	328,749	2,202,914
TOTAL SPAIN		16,771,233
Sweden - 6.7%
ASSA ABLOY AB (B Shares)	244,361	12,935,477
Atlas Copco AB (A Shares) (d)	282,509	8,176,955
Fagerhult AB	66,284	3,292,690
H&M Hennes & Mauritz AB (B Shares) (d)	248,342	10,113,648
Intrum Justitia AB (d)	99,600	2,881,296
SKF AB (B Shares)	270,717	6,994,626
Svenska Handelsbanken AB (A Shares)	160,940	8,076,454
TOTAL SWEDEN		52,471,146
Switzerland - 13.4%
Nestle SA	370,502	28,633,984
Novartis AG	123,183	10,708,615
Roche Holding AG (participation certificate)	111,423	32,685,519
Schindler Holding AG:
(participation certificate)	40,669	6,293,737
(Reg.)	6,660	1,015,535
Swatch Group AG (Bearer)	7,926	5,083,771
UBS AG (NY Shares)	985,161	20,599,717
TOTAL SWITZERLAND		105,020,878
Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	744,000	2,926,592
Common Stocks - continued
	Shares	Value
Turkey - 0.8%
Coca-Cola Icecek Sanayi A/S	157,534	$ 3,689,260
Turkiye Garanti Bankasi A/S	653,500	2,407,299
TOTAL TURKEY		6,096,559
United Kingdom - 14.4%
Babcock International Group PLC	180,400	3,636,773
Babcock International Group PLC rights 5/6/14 (a)	69,384	468,592
Barclays PLC sponsored ADR	203,866	3,488,147
BG Group PLC	514,195	10,400,639
InterContinental Hotel Group PLC ADR (d)	377,430	12,991,141
Johnson Matthey PLC	146,777	8,111,093
Prudential PLC	971,789	22,340,590
Reckitt Benckiser Group PLC	200,145	16,135,910
Rexam PLC	439,564	3,681,113
Rolls-Royce Group PLC	424,737	7,529,823
Rotork PLC	77,300	3,381,600
SABMiller PLC	298,166	16,212,753
Shaftesbury PLC	228,133	2,547,964
Unite Group PLC	333,376	2,378,134
TOTAL UNITED KINGDOM		113,304,272
United States of America - 14.4%
Autoliv, Inc.	82,969	8,461,179
Berkshire Hathaway, Inc. Class B (a)	42,284	5,448,293
BorgWarner, Inc.	174,292	10,830,505
Cummins, Inc.	40,282	6,076,540
FMC Technologies, Inc. (a)	61,952	3,512,678
Google, Inc.:
Class A (a)	7,633	4,082,739
Class C (a)	7,233	3,809,332
JPMorgan Chase & Co.	34,600	1,936,908
Martin Marietta Materials, Inc. (d)	56,600	7,037,078
MasterCard, Inc. Class A	143,000	10,517,650
Mead Johnson Nutrition Co. Class A	49,744	4,390,405
Mohawk Industries, Inc. (a)	40,200	5,322,882
National Oilwell Varco, Inc.	26,472	2,078,846
Oceaneering International, Inc.	28,713	2,104,089
Philip Morris International, Inc.	70,208	5,997,869
PriceSmart, Inc.	37,100	3,563,084
ResMed, Inc. (d)	76,500	3,813,525
Solera Holdings, Inc.	88,889	5,758,229
SS&C Technologies Holdings, Inc. (a)	88,700	3,452,204
Common Stocks - continued
	Shares	Value
United States of America - continued
Union Pacific Corp.	24,100	$ 4,589,363
Visa, Inc. Class A	50,875	10,307,784
TOTAL UNITED STATES OF AMERICA		113,091,182
TOTAL COMMON STOCKS (Cost $661,736,154)		758,321,705
Nonconvertible Preferred Stocks - 0.0%

United Kingdom - 0.0%
Rolls-Royce Group PLC Series C (a) (Cost $95,762)	56,914,758	96,095
Money Market Funds - 11.8%

Fidelity Cash Central Fund, 0.11% (b)	21,565,902	21,565,902
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	70,673,028	70,673,028
TOTAL MONEY MARKET FUNDS (Cost $92,238,930)		92,238,930
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $754,070,846)		850,656,730
NET OTHER ASSETS (LIABILITIES) - (8.5)%		(66,707,716)
NET ASSETS - 100%		$ 783,949,014
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,401
Fidelity Securities Lending Cash Central Fund	156,194
Total	$ 164,595
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 134,325,029	$ 134,325,029	$ -	$ -
Consumer Staples	123,179,822	69,401,466	53,778,356	-
Energy	18,096,252	18,096,252	-	-
Financials	125,037,227	88,928,293	36,108,934	-
Health Care	95,389,369	51,995,235	43,394,134	-
Industrials	116,252,205	112,116,801	-	4,135,404
Information Technology	62,158,764	59,232,172	2,926,592	-
Materials	65,192,869	65,192,869	-	-
Telecommunication Services	18,786,263	18,786,263	-	-
Money Market Funds	92,238,930	92,238,930	-	-
Total Investments in Securities:	$ 850,656,730	$ 710,313,310	$ 136,208,016	$ 4,135,404

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 22,018,128
Level 2 to Level 1	$ 85,344,442

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $66,487,140) - See accompanying schedule: Unaffiliated issuers (cost $661,831,916)	$ 758,417,800
Fidelity Central Funds (cost $92,238,930)	92,238,930
Total Investments (cost $754,070,846)		$ 850,656,730
Foreign currency held at value (cost $10,297)		10,297
Receivable for investments sold		171,477
Receivable for fund shares sold		1,448,424
Dividends receivable		3,728,955
Distributions receivable from Fidelity Central Funds		73,396
Prepaid expenses		530
Other receivables		4,555
Total assets		856,094,364

Liabilities
Payable for investments purchased	$ 177,283
Payable for fund shares redeemed	538,472
Accrued management fee	470,720
Distribution and service plan fees payable	57,473
Other affiliated payables	168,957
Other payables and accrued expenses	59,417
Collateral on securities loaned, at value	70,673,028
Total liabilities		72,145,350

Net Assets		$ 783,949,014
Net Assets consist of:
Paid in capital		$ 690,034,466
Undistributed net investment income		4,253,095
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,947,785)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		96,609,238
Net Assets		$ 783,949,014

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($104,963,048 ÷ 9,474,974 shares)	$ 11.08

Maximum offering price per share (100/94.25 of $11.08)	$ 11.76
Class T: Net Asset Value and redemption price per share ($27,572,288 ÷ 2,496,229 shares)	$ 11.05

Maximum offering price per share (100/96.50 of $11.05)	$ 11.45
Class B: Net Asset Value and offering price per share ($1,623,529 ÷ 147,407 shares)A	$ 11.01

Class C: Net Asset Value and offering price per share ($28,980,079 ÷ 2,639,886 shares)A	$ 10.98

International Growth: Net Asset Value, offering price and redemption price per share ($541,440,552 ÷ 48,580,071 shares)	$ 11.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($79,260,231 ÷ 7,120,293 shares)	$ 11.13

Class Z: Net Asset Value, offering price and redemption price per share ($109,287 ÷ 9,811 shares)	$ 11.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 9,080,165
Income from Fidelity Central Funds		164,595
Income before foreign taxes withheld		9,244,760
Less foreign taxes withheld		(865,794)
Total income		8,378,966

Expenses
Management fee Basic fee	$ 2,443,129
Performance adjustment	145,567
Transfer agent fees	777,934
Distribution and service plan fees	304,910
Accounting and security lending fees	172,146
Custodian fees and expenses	59,592
Independent trustees' compensation	1,291
Registration fees	73,694
Audit	35,164
Legal	1,104
Miscellaneous	2,188
Total expenses before reductions	4,016,719
Expense reductions	(6,498)	4,010,221
Net investment income (loss)		4,368,745
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,583,142)
Foreign currency transactions	(61,653)
Total net realized gain (loss)		(6,644,795)
Change in net unrealized appreciation (depreciation) on: Investment securities	25,721,221
Assets and liabilities in foreign currencies	26,426
Total change in net unrealized appreciation (depreciation)		25,747,647
Net gain (loss)		19,102,852
Net increase (decrease) in net assets resulting from operations		$ 23,471,597

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,368,745	$ 3,493,326
Net realized gain (loss)	(6,644,795)	6,317,113
Change in net unrealized appreciation (depreciation)	25,747,647	60,869,889
Net increase (decrease) in net assets resulting from operations	23,471,597	70,680,328
Distributions to shareholders from net investment income	(2,592,643)	(2,081,336)
Distributions to shareholders from net realized gain	(513,441)	(113,769)
Total distributions	(3,106,084)	(2,195,105)
Share transactions - net increase (decrease)	177,272,262	324,915,158
Redemption fees	33,371	31,216
Total increase (decrease) in net assets	197,671,146	393,431,597

Net Assets
Beginning of period	586,277,868	192,846,271
End of period (including undistributed net investment income of $4,253,095 and undistributed net investment income of $2,476,993, respectively)	$ 783,949,014	$ 586,277,868

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 8.91	$ 8.09	$ 8.38	$ 7.01	$ 5.46
Income from Investment Operations
Net investment income (loss) E	.06	.08	.08	.08	.05	.05
Net realized and unrealized gain (loss)	.28	1.88	.81	(.31)	1.39	1.55
Total from investment operations	.34	1.96	.89	(.23)	1.44	1.60
Distributions from net investment income	(.03)	(.08)	(.06)	(.05)	(.05)	(.05)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(.03)	-
Total distributions	(.04)	(.09)	(.07)	(.06)	(.07) J	(.05)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.08	$ 10.78	$ 8.91	$ 8.09	$ 8.38	$ 7.01
Total Return B, C, D	3.19%	22.18%	11.10%	(2.76)%	20.68%	29.72%
Ratios to Average Net Assets F, H
Expenses before reductions	1.36% A	1.44%	1.58%	1.77%	2.13%	2.46%
Expenses net of fee waivers, if any	1.35% A	1.43%	1.45%	1.45%	1.50%	1.50%
Expenses net of all reductions	1.35% A	1.42%	1.44%	1.43%	1.48%	1.47%
Net investment income (loss)	1.05% A	.80%	.99%	.92%	.74%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,963	$ 74,595	$ 21,874	$ 6,352	$ 3,084	$ 1,452
Portfolio turnover rate G	35% A	32%	32%	68%	87%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.07 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 8.89	$ 8.08	$ 8.38	$ 7.00	$ 5.45
Income from Investment Operations
Net investment income (loss) E	.04	.05	.06	.06	.04	.03
Net realized and unrealized gain (loss)	.29	1.88	.81	(.31)	1.39	1.55
Total from investment operations	.33	1.93	.87	(.25)	1.43	1.58
Distributions from net investment income	(.02)	(.07)	(.05)	(.04)	(.02)	(.03)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(.03)	-
Total distributions	(.03)	(.07) J	(.06)	(.05)	(.05)	(.03)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.05	$ 10.75	$ 8.89	$ 8.08	$ 8.38	$ 7.00
Total Return B, C, D	3.05%	21.91%	10.82%	(3.03)%	20.47%	29.22%
Ratios to Average Net Assets F, H
Expenses before reductions	1.66% A	1.69%	1.85%	2.03%	2.41%	2.67%
Expenses net of fee waivers, if any	1.65% A	1.69%	1.70%	1.70%	1.75%	1.75%
Expenses net of all reductions	1.65% A	1.68%	1.69%	1.68%	1.73%	1.73%
Net investment income (loss)	.75% A	.54%	.74%	.67%	.49%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,572	$ 23,118	$ 10,690	$ 2,917	$ 1,034	$ 532
Portfolio turnover rate G	35% A	32%	32%	68%	87%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.07 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 8.88	$ 8.06	$ 8.36	$ 6.98	$ 5.42
Income from Investment Operations
Net investment income (loss) E	.01	- I	.02	.01	- I	.01
Net realized and unrealized gain (loss)	.28	1.89	.80	(.30)	1.38	1.55
Total from investment operations	.29	1.89	.82	(.29)	1.38	1.56
Distributions from net investment income	-	(.03)	-	(.01)	-	-
Distributions from net realized gain	(.01)	(.01)	-	- I	-	-
Total distributions	(.01)	(.04)	-	(.01)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.01	$ 10.73	$ 8.88	$ 8.06	$ 8.36	$ 6.98
Total Return B, C, D	2.70%	21.35%	10.17%	(3.47)%	19.77%	28.78%
Ratios to Average Net Assets F, H
Expenses before reductions	2.15% A	2.19%	2.35%	2.55%	2.87%	3.17%
Expenses net of fee waivers, if any	2.15% A	2.18%	2.20%	2.20%	2.25%	2.25%
Expenses net of all reductions	2.15% A	2.17%	2.19%	2.18%	2.23%	2.23%
Net investment income (loss)	.25% A	.05%	.24%	.17%	(.01)%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,624	$ 1,579	$ 1,116	$ 473	$ 581	$ 328
Portfolio turnover rate G	35% A	32%	32%	68%	87%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 8.84	$ 8.03	$ 8.34	$ 6.98	$ 5.42
Income from Investment Operations
Net investment income (loss) E	.01	.01	.02	.01	- I	.01
Net realized and unrealized gain (loss)	.29	1.87	.80	(.31)	1.38	1.55
Total from investment operations	.30	1.88	.82	(.30)	1.38	1.56
Distributions from net investment income	-	(.02)	(.01)	(.01)	-	-
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(.02)	-
Total distributions	(.01)	(.03)	(.01) K	(.01) J	(.02)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.98	$ 10.69	$ 8.84	$ 8.03	$ 8.34	$ 6.98
Total Return B, C, D	2.80%	21.29%	10.27%	(3.57)%	19.82%	28.78%
Ratios to Average Net Assets F, H
Expenses before reductions	2.13% A	2.19%	2.33%	2.52%	2.89%	3.21%
Expenses net of fee waivers, if any	2.13% A	2.18%	2.20%	2.20%	2.25%	2.25%
Expenses net of all reductions	2.13% A	2.17%	2.19%	2.18%	2.24%	2.23%
Net investment income (loss)	.27% A	.05%	.24%	.17%	(.01)%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,980	$ 17,196	$ 5,648	$ 2,767	$ 1,261	$ 780
Portfolio turnover rate G	35% A	32%	32%	68%	87%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share. KTotal distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Growth

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 8.95	$ 8.12	$ 8.40	$ 7.02	$ 5.48
Income from Investment Operations
Net investment income (loss) D	.07	.11	.11	.10	.07	.06
Net realized and unrealized gain (loss)	.30	1.88	.81	(.30)	1.39	1.54
Total from investment operations	.37	1.99	.92	(.20)	1.46	1.60
Distributions from net investment income	(.05)	(.10)	(.08)	(.07)	(.06)	(.06)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(.03)	-
Total distributions	(.06)	(.10) J	(.09)	(.08)	(.08) I	(.06)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.15	$ 10.84	$ 8.95	$ 8.12	$ 8.40	$ 7.02
Total Return B, C	3.42%	22.48%	11.41%	(2.47)%	20.97%	29.77%
Ratios to Average Net Assets E, G
Expenses before reductions	1.05% A	1.13%	1.28%	1.52%	1.89%	2.19%
Expenses net of fee waivers, if any	1.05% A	1.13%	1.20%	1.20%	1.25%	1.25%
Expenses net of all reductions	1.05% A	1.11%	1.19%	1.18%	1.23%	1.23%
Net investment income (loss)	1.35% A	1.11%	1.24%	1.17%	.99%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 541,441	$ 430,914	$ 149,526	$ 53,437	$ 28,454	$ 18,254
Portfolio turnover rate F	35% A	32%	32%	68%	87%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share. JTotal distributions of $.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 8.94	$ 8.12	$ 8.40	$ 7.02	$ 5.48
Income from Investment Operations
Net investment income (loss) D	.07	.11	.10	.10	.07	.06
Net realized and unrealized gain (loss)	.29	1.90	.81	(.30)	1.39	1.54
Total from investment operations	.36	2.01	.91	(.20)	1.46	1.60
Distributions from net investment income	(.06)	(.10)	(.08)	(.07)	(.06)	(.06)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(.03)	-
Total distributions	(.07)	(.11)	(.09)	(.08)	(.08) I	(.06)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.13	$ 10.84	$ 8.94	$ 8.12	$ 8.40	$ 7.02
Total Return B, C	3.30%	22.66%	11.28%	(2.47)%	20.97%	29.77%
Ratios to Average Net Assets E, G
Expenses before reductions	1.05% A	1.11%	1.27%	1.50%	1.92%	2.01%
Expenses net of fee waivers, if any	1.05% A	1.11%	1.20%	1.20%	1.25%	1.25%
Expenses net of all reductions	1.05% A	1.09%	1.19%	1.18%	1.23%	1.23%
Net investment income (loss)	1.35% A	1.13%	1.24%	1.17%	.99%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,260	$ 38,771	$ 3,992	$ 493	$ 113	$ 36
Portfolio turnover rate F	35% A	32%	32%	68%	87%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2014	Year ended October 31,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.26
Income from Investment Operations
Net investment income (loss) D	.08	.02
Net realized and unrealized gain (loss)	.29	.56
Total from investment operations	.37	.58
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.07)	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 11.14	$ 10.84
Total Return B, C	3.44%	5.65%
Ratios to Average Net Assets E, H
Expenses before reductions	.89% A	.94% A
Expenses net of fee waivers, if any	.88% A	.94% A
Expenses net of all reductions	.88% A	.93% A
Net investment income (loss)	1.52% A	.65% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 106
Portfolio turnover rate F	35% A	32%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period August 13, 2013 (commencement of sale of shares) to October 31, 2013. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Growth, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 106,985,707
Gross unrealized depreciation	(10,837,420)
Net unrealized appreciation (depreciation) on securities and other investments	$ 96,148,287

Tax cost	$ 754,508,443

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $283,381,709 and $118,050,582, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to its benchmark index, the MSCI® EAFE® Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .74% of the Fund's average net assets. The performance adjustment included in the management fee rate

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 112,702	$ 4,734
Class T	.25%	.25%	64,552	527
Class B	.75%	.25%	8,123	6,120
Class C	.75%	.25%	119,533	43,967
			$ 304,910	$ 55,348

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 43,897
Class T	7,523
Class B*	397
Class C*	1,482
$ 53,299

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 119,493.26
Class T	40,530.31
Class B	2,513.31
Class C	34,880.29
International Growth	513,505.21
Institutional Class	66,989.21
Class Z	24.04
	$ 777,934

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,136 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $611 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $782,645. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $156,194, including $7,790 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,786 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $29.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $3,683.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 253,092	$ 226,330
Class T	40,595	86,155
Class B	-	4,290
Class C	-	14,481
International Growth	2,051,403	1,698,830
Institutional Class	246,949	51,250
Class Z	604	-
Total	$ 2,592,643	$ 2,081,336
From net realized gain
Class A	$ 66,995	$ 13,472
Class T	20,298	6,243
Class B	1,337	631
Class C	16,479	3,291
International Growth	369,252	87,569
Institutional Class	38,992	2,563
Class Z	88	-
Total	$ 513,441	$ 113,769

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013 A	Six months ended April 30, 2014	Year ended October 31, 2013 A
Class A
Shares sold	3,374,643	5,907,169	$ 36,788,261	$ 58,500,264
Reinvestment of distributions	27,068	24,178	291,793	218,566
Shares redeemed	(846,642)	(1,466,703)	(9,236,603)	(14,226,261)
Net increase (decrease)	2,555,069	4,464,644	$ 27,843,451	$ 44,492,569
Class T
Shares sold	502,311	1,144,706	$ 5,447,214	$ 11,429,141
Reinvestment of distributions	5,458	10,086	58,733	91,076
Shares redeemed	(162,334)	(206,178)	(1,770,474)	(2,020,899)
Net increase (decrease)	345,435	948,614	$ 3,735,473	$ 9,499,318

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013 A	Six months ended April 30, 2014	Year ended October 31, 2013 A
Class B
Shares sold	21,255	70,442	$ 229,864	$ 702,618
Reinvestment of distributions	123	531	1,323	4,806
Shares redeemed	(21,146)	(49,437)	(229,176)	(483,935)
Net increase (decrease)	232	21,536	$ 2,011	$ 223,489
Class C
Shares sold	1,199,632	1,392,365	$ 12,986,187	$ 13,520,584
Reinvestment of distributions	1,498	1,911	16,049	17,237
Shares redeemed	(169,836)	(424,469)	(1,838,698)	(4,120,400)
Net increase (decrease)	1,031,294	969,807	$ 11,163,538	$ 9,417,421
International Growth
Shares sold	13,395,988	29,198,608	$ 145,651,286	$ 290,678,738
Reinvestment of distributions	197,948	192,126	2,143,780	1,742,585
Shares redeemed	(4,749,668)	(6,365,570)	(52,065,419)	(62,814,771)
Net increase (decrease)	8,844,268	23,025,164	$ 95,729,647	$ 229,606,552
Institutional Class
Shares sold	4,522,024	3,568,741	$ 49,477,683	$ 35,951,935
Reinvestment of distributions	24,180	5,682	261,623	51,476
Shares redeemed	(1,003,243)	(443,392)	(10,941,856)	(4,427,602)
Net increase (decrease)	3,542,961	3,131,031	$ 38,797,450	$ 31,575,809
Class Z
Shares sold	-	9,747	$ -	$ 100,000
Reinvestment of distributions	64	-	692	-
Net increase (decrease)	64	9,747	$ 692	$ 100,000

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IGF-USAN-0614
1.912352.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Class A, Class T,
Class B, and Class C are
classes of Fidelity®
International Growth Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.35%
Actual		$ 1,000.00	$ 1,031.90	$ 6.80
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Class T	1.65%
Actual		$ 1,000.00	$ 1,030.50	$ 8.31
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class B	2.15%
Actual		$ 1,000.00	$ 1,027.00	$ 10.81
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Class C	2.13%
Actual		$ 1,000.00	$ 1,028.00	$ 10.71
HypotheticalA		$ 1,000.00	$ 1,014.23	$ 10.64
International Growth	1.05%
Actual		$ 1,000.00	$ 1,034.20	$ 5.30
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26
Institutional Class	1.05%
Actual		$ 1,000.00	$ 1,033.00	$ 5.29
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26
Class Z	.88%
Actual		$ 1,000.00	$ 1,034.40	$ 4.44
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United States of America* 17.7%
United Kingdom 14.4%
Japan 13.9%
Switzerland 13.4%
Sweden 6.7%
Belgium 4.7%
Germany 4.2%
Australia 3.0%
Denmark 3.0%
Other 19.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
As of October 31, 2013
United Kingdom 17.6%
Japan 16.6%
United States of America* 14.9%
Switzerland 12.4%
Sweden 5.7%
Belgium 4.8%
Germany 4.4%
Australia 3.2%
France 3.2%
Other 17.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.7	97.9
Short-Term Investments and Net Other Assets (Liabilities)	3.3	2.1
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	4.2	3.3
Nestle SA (Switzerland, Food Products)	3.7	4.3
Anheuser-Busch InBev SA NV (Belgium, Beverages)	3.2	3.5
Prudential PLC (United Kingdom, Insurance)	2.8	1.9
DENSO Corp. (Japan, Auto Components)	2.7	3.0
UBS AG (NY Shares) (Switzerland, Capital Markets)	2.6	2.2
Linde AG (Germany, Chemicals)	2.6	2.2
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	2.5	1.8
SABMiller PLC (United Kingdom, Beverages)	2.1	1.8
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	2.1	1.5
	28.5
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.2	17.1
Financials	15.9	15.0
Consumer Staples	15.7	19.7
Industrials	14.9	14.3
Health Care	12.2	11.9
Materials	8.3	7.7
Information Technology	7.8	7.5
Telecommunication Services	2.4	1.7
Energy	2.3	3.0

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 3.0%
CSL Ltd.	252,554	$ 16,055,229
Sydney Airport unit	946,281	3,709,781
Transurban Group unit	612,305	4,135,404
TOTAL AUSTRALIA		23,900,414
Austria - 1.2%
Andritz AG	147,197	9,135,503
Bailiwick of Jersey - 0.5%
Informa PLC	448,047	3,648,515
Belgium - 4.7%
Anheuser-Busch InBev SA NV (d)	230,691	25,144,372
KBC Groupe SA	186,784	11,378,608
TOTAL BELGIUM		36,522,980
Bermuda - 0.5%
Lazard Ltd. Class A	83,692	3,937,709
Canada - 0.3%
Canadian Pacific Railway Ltd.	13,000	2,029,853
Cayman Islands - 2.7%
Sands China Ltd.	1,274,000	9,300,769
Tencent Holdings Ltd.	64,000	3,988,778
Wynn Macau Ltd.	1,946,000	7,668,088
TOTAL CAYMAN ISLANDS		20,957,635
Denmark - 3.0%
Jyske Bank A/S (Reg.) (a)	74,920	4,115,030
Novo Nordisk A/S Series B sponsored ADR	427,200	19,390,608
TOTAL DENMARK		23,505,638
Finland - 0.7%
Nokian Tyres PLC	94,908	3,768,413
Tikkurila Oyj	76,400	1,895,165
TOTAL FINLAND		5,663,578
France - 1.4%
Remy Cointreau SA (d)	24,687	2,171,076
Safran SA	135,300	9,093,536
TOTAL FRANCE		11,264,612
Common Stocks - continued
	Shares	Value
Germany - 4.2%
Bayer AG (d)	91,800	$ 12,735,873
Linde AG	97,541	20,224,098
TOTAL GERMANY		32,959,971
India - 0.3%
Housing Development Finance Corp. Ltd.	160,176	2,384,648
Ireland - 2.7%
CRH PLC sponsored ADR (d)	326,566	9,561,852
James Hardie Industries PLC:
CDI	227,490	2,899,560
sponsored ADR (d)	132,300	8,485,722
TOTAL IRELAND		20,947,134
Israel - 0.2%
Azrieli Group	58,600	1,982,968
Italy - 1.1%
Azimut Holding SpA	67,000	2,086,783
Interpump Group SpA	248,370	3,518,122
Prada SpA	422,600	3,374,063
TOTAL ITALY		8,978,968
Japan - 13.9%
Aozora Bank Ltd.	1,198,000	3,562,303
Coca-Cola Central Japan Co. Ltd.	107,100	2,407,354
DENSO Corp.	463,400	21,086,094
East Japan Railway Co.	47,500	3,462,782
Fanuc Corp.	40,600	7,307,087
Fast Retailing Co. Ltd.	22,000	6,836,602
Japan Tobacco, Inc.	108,600	3,564,940
Keyence Corp.	35,162	13,545,805
Mitsui Fudosan Co. Ltd.	374,000	11,051,538
Seven Bank Ltd.	1,044,300	3,953,089
SHO-BOND Holdings Co. Ltd.	95,200	4,288,121
SoftBank Corp.	215,400	15,991,451
USS Co. Ltd.	566,700	8,253,693
Yamato Kogyo Co. Ltd.	114,500	3,297,188
TOTAL JAPAN		108,608,047
Kenya - 0.4%
Safaricom Ltd.	18,563,100	2,794,812
Korea (South) - 0.5%
Naver Corp.	5,277	3,769,651
Common Stocks - continued
	Shares	Value
Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	35,055	$ 3,181,942
Netherlands - 1.4%
ING Groep NV (Certificaten Van Aandelen) (a)	794,764	11,361,045
Portugal - 0.6%
Jeronimo Martins SGPS SA	270,452	4,729,542
South Africa - 0.8%
Clicks Group Ltd.	550,597	3,357,331
Naspers Ltd. Class N	32,000	3,017,347
TOTAL SOUTH AFRICA		6,374,678
Spain - 2.1%
Inditex SA	97,095	14,568,319
Prosegur Compania de Seguridad SA (Reg.)	328,749	2,202,914
TOTAL SPAIN		16,771,233
Sweden - 6.7%
ASSA ABLOY AB (B Shares)	244,361	12,935,477
Atlas Copco AB (A Shares) (d)	282,509	8,176,955
Fagerhult AB	66,284	3,292,690
H&M Hennes & Mauritz AB (B Shares) (d)	248,342	10,113,648
Intrum Justitia AB (d)	99,600	2,881,296
SKF AB (B Shares)	270,717	6,994,626
Svenska Handelsbanken AB (A Shares)	160,940	8,076,454
TOTAL SWEDEN		52,471,146
Switzerland - 13.4%
Nestle SA	370,502	28,633,984
Novartis AG	123,183	10,708,615
Roche Holding AG (participation certificate)	111,423	32,685,519
Schindler Holding AG:
(participation certificate)	40,669	6,293,737
(Reg.)	6,660	1,015,535
Swatch Group AG (Bearer)	7,926	5,083,771
UBS AG (NY Shares)	985,161	20,599,717
TOTAL SWITZERLAND		105,020,878
Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	744,000	2,926,592
Common Stocks - continued
	Shares	Value
Turkey - 0.8%
Coca-Cola Icecek Sanayi A/S	157,534	$ 3,689,260
Turkiye Garanti Bankasi A/S	653,500	2,407,299
TOTAL TURKEY		6,096,559
United Kingdom - 14.4%
Babcock International Group PLC	180,400	3,636,773
Babcock International Group PLC rights 5/6/14 (a)	69,384	468,592
Barclays PLC sponsored ADR	203,866	3,488,147
BG Group PLC	514,195	10,400,639
InterContinental Hotel Group PLC ADR (d)	377,430	12,991,141
Johnson Matthey PLC	146,777	8,111,093
Prudential PLC	971,789	22,340,590
Reckitt Benckiser Group PLC	200,145	16,135,910
Rexam PLC	439,564	3,681,113
Rolls-Royce Group PLC	424,737	7,529,823
Rotork PLC	77,300	3,381,600
SABMiller PLC	298,166	16,212,753
Shaftesbury PLC	228,133	2,547,964
Unite Group PLC	333,376	2,378,134
TOTAL UNITED KINGDOM		113,304,272
United States of America - 14.4%
Autoliv, Inc.	82,969	8,461,179
Berkshire Hathaway, Inc. Class B (a)	42,284	5,448,293
BorgWarner, Inc.	174,292	10,830,505
Cummins, Inc.	40,282	6,076,540
FMC Technologies, Inc. (a)	61,952	3,512,678
Google, Inc.:
Class A (a)	7,633	4,082,739
Class C (a)	7,233	3,809,332
JPMorgan Chase & Co.	34,600	1,936,908
Martin Marietta Materials, Inc. (d)	56,600	7,037,078
MasterCard, Inc. Class A	143,000	10,517,650
Mead Johnson Nutrition Co. Class A	49,744	4,390,405
Mohawk Industries, Inc. (a)	40,200	5,322,882
National Oilwell Varco, Inc.	26,472	2,078,846
Oceaneering International, Inc.	28,713	2,104,089
Philip Morris International, Inc.	70,208	5,997,869
PriceSmart, Inc.	37,100	3,563,084
ResMed, Inc. (d)	76,500	3,813,525
Solera Holdings, Inc.	88,889	5,758,229
SS&C Technologies Holdings, Inc. (a)	88,700	3,452,204
Common Stocks - continued
	Shares	Value
United States of America - continued
Union Pacific Corp.	24,100	$ 4,589,363
Visa, Inc. Class A	50,875	10,307,784
TOTAL UNITED STATES OF AMERICA		113,091,182
TOTAL COMMON STOCKS (Cost $661,736,154)		758,321,705
Nonconvertible Preferred Stocks - 0.0%

United Kingdom - 0.0%
Rolls-Royce Group PLC Series C (a) (Cost $95,762)	56,914,758	96,095
Money Market Funds - 11.8%

Fidelity Cash Central Fund, 0.11% (b)	21,565,902	21,565,902
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	70,673,028	70,673,028
TOTAL MONEY MARKET FUNDS (Cost $92,238,930)		92,238,930
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $754,070,846)		850,656,730
NET OTHER ASSETS (LIABILITIES) - (8.5)%		(66,707,716)
NET ASSETS - 100%		$ 783,949,014
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,401
Fidelity Securities Lending Cash Central Fund	156,194
Total	$ 164,595
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 134,325,029	$ 134,325,029	$ -	$ -
Consumer Staples	123,179,822	69,401,466	53,778,356	-
Energy	18,096,252	18,096,252	-	-
Financials	125,037,227	88,928,293	36,108,934	-
Health Care	95,389,369	51,995,235	43,394,134	-
Industrials	116,252,205	112,116,801	-	4,135,404
Information Technology	62,158,764	59,232,172	2,926,592	-
Materials	65,192,869	65,192,869	-	-
Telecommunication Services	18,786,263	18,786,263	-	-
Money Market Funds	92,238,930	92,238,930	-	-
Total Investments in Securities:	$ 850,656,730	$ 710,313,310	$ 136,208,016	$ 4,135,404

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 22,018,128
Level 2 to Level 1	$ 85,344,442

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $66,487,140) - See accompanying schedule: Unaffiliated issuers (cost $661,831,916)	$ 758,417,800
Fidelity Central Funds (cost $92,238,930)	92,238,930
Total Investments (cost $754,070,846)		$ 850,656,730
Foreign currency held at value (cost $10,297)		10,297
Receivable for investments sold		171,477
Receivable for fund shares sold		1,448,424
Dividends receivable		3,728,955
Distributions receivable from Fidelity Central Funds		73,396
Prepaid expenses		530
Other receivables		4,555
Total assets		856,094,364

Liabilities
Payable for investments purchased	$ 177,283
Payable for fund shares redeemed	538,472
Accrued management fee	470,720
Distribution and service plan fees payable	57,473
Other affiliated payables	168,957
Other payables and accrued expenses	59,417
Collateral on securities loaned, at value	70,673,028
Total liabilities		72,145,350

Net Assets		$ 783,949,014
Net Assets consist of:
Paid in capital		$ 690,034,466
Undistributed net investment income		4,253,095
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,947,785)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		96,609,238
Net Assets		$ 783,949,014

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($104,963,048 ÷ 9,474,974 shares)	$ 11.08

Maximum offering price per share (100/94.25 of $11.08)	$ 11.76
Class T: Net Asset Value and redemption price per share ($27,572,288 ÷ 2,496,229 shares)	$ 11.05

Maximum offering price per share (100/96.50 of $11.05)	$ 11.45
Class B: Net Asset Value and offering price per share ($1,623,529 ÷ 147,407 shares)A	$ 11.01

Class C: Net Asset Value and offering price per share ($28,980,079 ÷ 2,639,886 shares)A	$ 10.98

International Growth: Net Asset Value, offering price and redemption price per share ($541,440,552 ÷ 48,580,071 shares)	$ 11.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($79,260,231 ÷ 7,120,293 shares)	$ 11.13

Class Z: Net Asset Value, offering price and redemption price per share ($109,287 ÷ 9,811 shares)	$ 11.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 9,080,165
Income from Fidelity Central Funds		164,595
Income before foreign taxes withheld		9,244,760
Less foreign taxes withheld		(865,794)
Total income		8,378,966

Expenses
Management fee Basic fee	$ 2,443,129
Performance adjustment	145,567
Transfer agent fees	777,934
Distribution and service plan fees	304,910
Accounting and security lending fees	172,146
Custodian fees and expenses	59,592
Independent trustees' compensation	1,291
Registration fees	73,694
Audit	35,164
Legal	1,104
Miscellaneous	2,188
Total expenses before reductions	4,016,719
Expense reductions	(6,498)	4,010,221
Net investment income (loss)		4,368,745
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,583,142)
Foreign currency transactions	(61,653)
Total net realized gain (loss)		(6,644,795)
Change in net unrealized appreciation (depreciation) on: Investment securities	25,721,221
Assets and liabilities in foreign currencies	26,426
Total change in net unrealized appreciation (depreciation)		25,747,647
Net gain (loss)		19,102,852
Net increase (decrease) in net assets resulting from operations		$ 23,471,597

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,368,745	$ 3,493,326
Net realized gain (loss)	(6,644,795)	6,317,113
Change in net unrealized appreciation (depreciation)	25,747,647	60,869,889
Net increase (decrease) in net assets resulting from operations	23,471,597	70,680,328
Distributions to shareholders from net investment income	(2,592,643)	(2,081,336)
Distributions to shareholders from net realized gain	(513,441)	(113,769)
Total distributions	(3,106,084)	(2,195,105)
Share transactions - net increase (decrease)	177,272,262	324,915,158
Redemption fees	33,371	31,216
Total increase (decrease) in net assets	197,671,146	393,431,597

Net Assets
Beginning of period	586,277,868	192,846,271
End of period (including undistributed net investment income of $4,253,095 and undistributed net investment income of $2,476,993, respectively)	$ 783,949,014	$ 586,277,868

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 8.91	$ 8.09	$ 8.38	$ 7.01	$ 5.46
Income from Investment Operations
Net investment income (loss) E	.06	.08	.08	.08	.05	.05
Net realized and unrealized gain (loss)	.28	1.88	.81	(.31)	1.39	1.55
Total from investment operations	.34	1.96	.89	(.23)	1.44	1.60
Distributions from net investment income	(.03)	(.08)	(.06)	(.05)	(.05)	(.05)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(.03)	-
Total distributions	(.04)	(.09)	(.07)	(.06)	(.07) J	(.05)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.08	$ 10.78	$ 8.91	$ 8.09	$ 8.38	$ 7.01
Total Return B, C, D	3.19%	22.18%	11.10%	(2.76)%	20.68%	29.72%
Ratios to Average Net Assets F, H
Expenses before reductions	1.36% A	1.44%	1.58%	1.77%	2.13%	2.46%
Expenses net of fee waivers, if any	1.35% A	1.43%	1.45%	1.45%	1.50%	1.50%
Expenses net of all reductions	1.35% A	1.42%	1.44%	1.43%	1.48%	1.47%
Net investment income (loss)	1.05% A	.80%	.99%	.92%	.74%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,963	$ 74,595	$ 21,874	$ 6,352	$ 3,084	$ 1,452
Portfolio turnover rate G	35% A	32%	32%	68%	87%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.07 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 8.89	$ 8.08	$ 8.38	$ 7.00	$ 5.45
Income from Investment Operations
Net investment income (loss) E	.04	.05	.06	.06	.04	.03
Net realized and unrealized gain (loss)	.29	1.88	.81	(.31)	1.39	1.55
Total from investment operations	.33	1.93	.87	(.25)	1.43	1.58
Distributions from net investment income	(.02)	(.07)	(.05)	(.04)	(.02)	(.03)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(.03)	-
Total distributions	(.03)	(.07) J	(.06)	(.05)	(.05)	(.03)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.05	$ 10.75	$ 8.89	$ 8.08	$ 8.38	$ 7.00
Total Return B, C, D	3.05%	21.91%	10.82%	(3.03)%	20.47%	29.22%
Ratios to Average Net Assets F, H
Expenses before reductions	1.66% A	1.69%	1.85%	2.03%	2.41%	2.67%
Expenses net of fee waivers, if any	1.65% A	1.69%	1.70%	1.70%	1.75%	1.75%
Expenses net of all reductions	1.65% A	1.68%	1.69%	1.68%	1.73%	1.73%
Net investment income (loss)	.75% A	.54%	.74%	.67%	.49%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,572	$ 23,118	$ 10,690	$ 2,917	$ 1,034	$ 532
Portfolio turnover rate G	35% A	32%	32%	68%	87%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.07 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 8.88	$ 8.06	$ 8.36	$ 6.98	$ 5.42
Income from Investment Operations
Net investment income (loss) E	.01	- I	.02	.01	- I	.01
Net realized and unrealized gain (loss)	.28	1.89	.80	(.30)	1.38	1.55
Total from investment operations	.29	1.89	.82	(.29)	1.38	1.56
Distributions from net investment income	-	(.03)	-	(.01)	-	-
Distributions from net realized gain	(.01)	(.01)	-	- I	-	-
Total distributions	(.01)	(.04)	-	(.01)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.01	$ 10.73	$ 8.88	$ 8.06	$ 8.36	$ 6.98
Total Return B, C, D	2.70%	21.35%	10.17%	(3.47)%	19.77%	28.78%
Ratios to Average Net Assets F, H
Expenses before reductions	2.15% A	2.19%	2.35%	2.55%	2.87%	3.17%
Expenses net of fee waivers, if any	2.15% A	2.18%	2.20%	2.20%	2.25%	2.25%
Expenses net of all reductions	2.15% A	2.17%	2.19%	2.18%	2.23%	2.23%
Net investment income (loss)	.25% A	.05%	.24%	.17%	(.01)%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,624	$ 1,579	$ 1,116	$ 473	$ 581	$ 328
Portfolio turnover rate G	35% A	32%	32%	68%	87%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 8.84	$ 8.03	$ 8.34	$ 6.98	$ 5.42
Income from Investment Operations
Net investment income (loss) E	.01	.01	.02	.01	- I	.01
Net realized and unrealized gain (loss)	.29	1.87	.80	(.31)	1.38	1.55
Total from investment operations	.30	1.88	.82	(.30)	1.38	1.56
Distributions from net investment income	-	(.02)	(.01)	(.01)	-	-
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(.02)	-
Total distributions	(.01)	(.03)	(.01) K	(.01) J	(.02)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.98	$ 10.69	$ 8.84	$ 8.03	$ 8.34	$ 6.98
Total Return B, C, D	2.80%	21.29%	10.27%	(3.57)%	19.82%	28.78%
Ratios to Average Net Assets F, H
Expenses before reductions	2.13% A	2.19%	2.33%	2.52%	2.89%	3.21%
Expenses net of fee waivers, if any	2.13% A	2.18%	2.20%	2.20%	2.25%	2.25%
Expenses net of all reductions	2.13% A	2.17%	2.19%	2.18%	2.24%	2.23%
Net investment income (loss)	.27% A	.05%	.24%	.17%	(.01)%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,980	$ 17,196	$ 5,648	$ 2,767	$ 1,261	$ 780
Portfolio turnover rate G	35% A	32%	32%	68%	87%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share. KTotal distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Growth

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 8.95	$ 8.12	$ 8.40	$ 7.02	$ 5.48
Income from Investment Operations
Net investment income (loss) D	.07	.11	.11	.10	.07	.06
Net realized and unrealized gain (loss)	.30	1.88	.81	(.30)	1.39	1.54
Total from investment operations	.37	1.99	.92	(.20)	1.46	1.60
Distributions from net investment income	(.05)	(.10)	(.08)	(.07)	(.06)	(.06)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(.03)	-
Total distributions	(.06)	(.10) J	(.09)	(.08)	(.08) I	(.06)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.15	$ 10.84	$ 8.95	$ 8.12	$ 8.40	$ 7.02
Total Return B, C	3.42%	22.48%	11.41%	(2.47)%	20.97%	29.77%
Ratios to Average Net Assets E, G
Expenses before reductions	1.05% A	1.13%	1.28%	1.52%	1.89%	2.19%
Expenses net of fee waivers, if any	1.05% A	1.13%	1.20%	1.20%	1.25%	1.25%
Expenses net of all reductions	1.05% A	1.11%	1.19%	1.18%	1.23%	1.23%
Net investment income (loss)	1.35% A	1.11%	1.24%	1.17%	.99%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 541,441	$ 430,914	$ 149,526	$ 53,437	$ 28,454	$ 18,254
Portfolio turnover rate F	35% A	32%	32%	68%	87%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share. JTotal distributions of $.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 8.94	$ 8.12	$ 8.40	$ 7.02	$ 5.48
Income from Investment Operations
Net investment income (loss) D	.07	.11	.10	.10	.07	.06
Net realized and unrealized gain (loss)	.29	1.90	.81	(.30)	1.39	1.54
Total from investment operations	.36	2.01	.91	(.20)	1.46	1.60
Distributions from net investment income	(.06)	(.10)	(.08)	(.07)	(.06)	(.06)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(.03)	-
Total distributions	(.07)	(.11)	(.09)	(.08)	(.08) I	(.06)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.13	$ 10.84	$ 8.94	$ 8.12	$ 8.40	$ 7.02
Total Return B, C	3.30%	22.66%	11.28%	(2.47)%	20.97%	29.77%
Ratios to Average Net Assets E, G
Expenses before reductions	1.05% A	1.11%	1.27%	1.50%	1.92%	2.01%
Expenses net of fee waivers, if any	1.05% A	1.11%	1.20%	1.20%	1.25%	1.25%
Expenses net of all reductions	1.05% A	1.09%	1.19%	1.18%	1.23%	1.23%
Net investment income (loss)	1.35% A	1.13%	1.24%	1.17%	.99%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,260	$ 38,771	$ 3,992	$ 493	$ 113	$ 36
Portfolio turnover rate F	35% A	32%	32%	68%	87%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2014	Year ended October 31,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.26
Income from Investment Operations
Net investment income (loss) D	.08	.02
Net realized and unrealized gain (loss)	.29	.56
Total from investment operations	.37	.58
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.07)	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 11.14	$ 10.84
Total Return B, C	3.44%	5.65%
Ratios to Average Net Assets E, H
Expenses before reductions	.89% A	.94% A
Expenses net of fee waivers, if any	.88% A	.94% A
Expenses net of all reductions	.88% A	.93% A
Net investment income (loss)	1.52% A	.65% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 106
Portfolio turnover rate F	35% A	32%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period August 13, 2013 (commencement of sale of shares) to October 31, 2013. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Growth, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 106,985,707
Gross unrealized depreciation	(10,837,420)
Net unrealized appreciation (depreciation) on securities and other investments	$ 96,148,287

Tax cost	$ 754,508,443

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $283,381,709 and $118,050,582, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to its benchmark index, the MSCI® EAFE® Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .74% of the Fund's average net assets. The performance adjustment included in the management fee rate

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 112,702	$ 4,734
Class T	.25%	.25%	64,552	527
Class B	.75%	.25%	8,123	6,120
Class C	.75%	.25%	119,533	43,967
			$ 304,910	$ 55,348

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 43,897
Class T	7,523
Class B*	397
Class C*	1,482
$ 53,299

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 119,493.26
Class T	40,530.31
Class B	2,513.31
Class C	34,880.29
International Growth	513,505.21
Institutional Class	66,989.21
Class Z	24.04
	$ 777,934

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,136 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $611 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $782,645. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $156,194, including $7,790 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,786 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $29.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $3,683.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 253,092	$ 226,330
Class T	40,595	86,155
Class B	-	4,290
Class C	-	14,481
International Growth	2,051,403	1,698,830
Institutional Class	246,949	51,250
Class Z	604	-
Total	$ 2,592,643	$ 2,081,336
From net realized gain
Class A	$ 66,995	$ 13,472
Class T	20,298	6,243
Class B	1,337	631
Class C	16,479	3,291
International Growth	369,252	87,569
Institutional Class	38,992	2,563
Class Z	88	-
Total	$ 513,441	$ 113,769

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013 A	Six months ended April 30, 2014	Year ended October 31, 2013 A
Class A
Shares sold	3,374,643	5,907,169	$ 36,788,261	$ 58,500,264
Reinvestment of distributions	27,068	24,178	291,793	218,566
Shares redeemed	(846,642)	(1,466,703)	(9,236,603)	(14,226,261)
Net increase (decrease)	2,555,069	4,464,644	$ 27,843,451	$ 44,492,569
Class T
Shares sold	502,311	1,144,706	$ 5,447,214	$ 11,429,141
Reinvestment of distributions	5,458	10,086	58,733	91,076
Shares redeemed	(162,334)	(206,178)	(1,770,474)	(2,020,899)
Net increase (decrease)	345,435	948,614	$ 3,735,473	$ 9,499,318

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013 A	Six months ended April 30, 2014	Year ended October 31, 2013 A
Class B
Shares sold	21,255	70,442	$ 229,864	$ 702,618
Reinvestment of distributions	123	531	1,323	4,806
Shares redeemed	(21,146)	(49,437)	(229,176)	(483,935)
Net increase (decrease)	232	21,536	$ 2,011	$ 223,489
Class C
Shares sold	1,199,632	1,392,365	$ 12,986,187	$ 13,520,584
Reinvestment of distributions	1,498	1,911	16,049	17,237
Shares redeemed	(169,836)	(424,469)	(1,838,698)	(4,120,400)
Net increase (decrease)	1,031,294	969,807	$ 11,163,538	$ 9,417,421
International Growth
Shares sold	13,395,988	29,198,608	$ 145,651,286	$ 290,678,738
Reinvestment of distributions	197,948	192,126	2,143,780	1,742,585
Shares redeemed	(4,749,668)	(6,365,570)	(52,065,419)	(62,814,771)
Net increase (decrease)	8,844,268	23,025,164	$ 95,729,647	$ 229,606,552
Institutional Class
Shares sold	4,522,024	3,568,741	$ 49,477,683	$ 35,951,935
Reinvestment of distributions	24,180	5,682	261,623	51,476
Shares redeemed	(1,003,243)	(443,392)	(10,941,856)	(4,427,602)
Net increase (decrease)	3,542,961	3,131,031	$ 38,797,450	$ 31,575,809
Class Z
Shares sold	-	9,747	$ -	$ 100,000
Reinvestment of distributions	64	-	692	-
Net increase (decrease)	64	9,747	$ 692	$ 100,000

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AIGF-USAN-0614
1.853351.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Growth

Fund - Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Institutional Class is
a class of Fidelity®
International Growth Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.35%
Actual		$ 1,000.00	$ 1,031.90	$ 6.80
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Class T	1.65%
Actual		$ 1,000.00	$ 1,030.50	$ 8.31
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class B	2.15%
Actual		$ 1,000.00	$ 1,027.00	$ 10.81
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Class C	2.13%
Actual		$ 1,000.00	$ 1,028.00	$ 10.71
HypotheticalA		$ 1,000.00	$ 1,014.23	$ 10.64
International Growth	1.05%
Actual		$ 1,000.00	$ 1,034.20	$ 5.30
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26
Institutional Class	1.05%
Actual		$ 1,000.00	$ 1,033.00	$ 5.29
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26
Class Z	.88%
Actual		$ 1,000.00	$ 1,034.40	$ 4.44
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United States of America* 17.7%
United Kingdom 14.4%
Japan 13.9%
Switzerland 13.4%
Sweden 6.7%
Belgium 4.7%
Germany 4.2%
Australia 3.0%
Denmark 3.0%
Other 19.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
As of October 31, 2013
United Kingdom 17.6%
Japan 16.6%
United States of America* 14.9%
Switzerland 12.4%
Sweden 5.7%
Belgium 4.8%
Germany 4.4%
Australia 3.2%
France 3.2%
Other 17.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.7	97.9
Short-Term Investments and Net Other Assets (Liabilities)	3.3	2.1
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	4.2	3.3
Nestle SA (Switzerland, Food Products)	3.7	4.3
Anheuser-Busch InBev SA NV (Belgium, Beverages)	3.2	3.5
Prudential PLC (United Kingdom, Insurance)	2.8	1.9
DENSO Corp. (Japan, Auto Components)	2.7	3.0
UBS AG (NY Shares) (Switzerland, Capital Markets)	2.6	2.2
Linde AG (Germany, Chemicals)	2.6	2.2
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	2.5	1.8
SABMiller PLC (United Kingdom, Beverages)	2.1	1.8
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	2.1	1.5
	28.5
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.2	17.1
Financials	15.9	15.0
Consumer Staples	15.7	19.7
Industrials	14.9	14.3
Health Care	12.2	11.9
Materials	8.3	7.7
Information Technology	7.8	7.5
Telecommunication Services	2.4	1.7
Energy	2.3	3.0

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 3.0%
CSL Ltd.	252,554	$ 16,055,229
Sydney Airport unit	946,281	3,709,781
Transurban Group unit	612,305	4,135,404
TOTAL AUSTRALIA		23,900,414
Austria - 1.2%
Andritz AG	147,197	9,135,503
Bailiwick of Jersey - 0.5%
Informa PLC	448,047	3,648,515
Belgium - 4.7%
Anheuser-Busch InBev SA NV (d)	230,691	25,144,372
KBC Groupe SA	186,784	11,378,608
TOTAL BELGIUM		36,522,980
Bermuda - 0.5%
Lazard Ltd. Class A	83,692	3,937,709
Canada - 0.3%
Canadian Pacific Railway Ltd.	13,000	2,029,853
Cayman Islands - 2.7%
Sands China Ltd.	1,274,000	9,300,769
Tencent Holdings Ltd.	64,000	3,988,778
Wynn Macau Ltd.	1,946,000	7,668,088
TOTAL CAYMAN ISLANDS		20,957,635
Denmark - 3.0%
Jyske Bank A/S (Reg.) (a)	74,920	4,115,030
Novo Nordisk A/S Series B sponsored ADR	427,200	19,390,608
TOTAL DENMARK		23,505,638
Finland - 0.7%
Nokian Tyres PLC	94,908	3,768,413
Tikkurila Oyj	76,400	1,895,165
TOTAL FINLAND		5,663,578
France - 1.4%
Remy Cointreau SA (d)	24,687	2,171,076
Safran SA	135,300	9,093,536
TOTAL FRANCE		11,264,612
Common Stocks - continued
	Shares	Value
Germany - 4.2%
Bayer AG (d)	91,800	$ 12,735,873
Linde AG	97,541	20,224,098
TOTAL GERMANY		32,959,971
India - 0.3%
Housing Development Finance Corp. Ltd.	160,176	2,384,648
Ireland - 2.7%
CRH PLC sponsored ADR (d)	326,566	9,561,852
James Hardie Industries PLC:
CDI	227,490	2,899,560
sponsored ADR (d)	132,300	8,485,722
TOTAL IRELAND		20,947,134
Israel - 0.2%
Azrieli Group	58,600	1,982,968
Italy - 1.1%
Azimut Holding SpA	67,000	2,086,783
Interpump Group SpA	248,370	3,518,122
Prada SpA	422,600	3,374,063
TOTAL ITALY		8,978,968
Japan - 13.9%
Aozora Bank Ltd.	1,198,000	3,562,303
Coca-Cola Central Japan Co. Ltd.	107,100	2,407,354
DENSO Corp.	463,400	21,086,094
East Japan Railway Co.	47,500	3,462,782
Fanuc Corp.	40,600	7,307,087
Fast Retailing Co. Ltd.	22,000	6,836,602
Japan Tobacco, Inc.	108,600	3,564,940
Keyence Corp.	35,162	13,545,805
Mitsui Fudosan Co. Ltd.	374,000	11,051,538
Seven Bank Ltd.	1,044,300	3,953,089
SHO-BOND Holdings Co. Ltd.	95,200	4,288,121
SoftBank Corp.	215,400	15,991,451
USS Co. Ltd.	566,700	8,253,693
Yamato Kogyo Co. Ltd.	114,500	3,297,188
TOTAL JAPAN		108,608,047
Kenya - 0.4%
Safaricom Ltd.	18,563,100	2,794,812
Korea (South) - 0.5%
Naver Corp.	5,277	3,769,651
Common Stocks - continued
	Shares	Value
Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	35,055	$ 3,181,942
Netherlands - 1.4%
ING Groep NV (Certificaten Van Aandelen) (a)	794,764	11,361,045
Portugal - 0.6%
Jeronimo Martins SGPS SA	270,452	4,729,542
South Africa - 0.8%
Clicks Group Ltd.	550,597	3,357,331
Naspers Ltd. Class N	32,000	3,017,347
TOTAL SOUTH AFRICA		6,374,678
Spain - 2.1%
Inditex SA	97,095	14,568,319
Prosegur Compania de Seguridad SA (Reg.)	328,749	2,202,914
TOTAL SPAIN		16,771,233
Sweden - 6.7%
ASSA ABLOY AB (B Shares)	244,361	12,935,477
Atlas Copco AB (A Shares) (d)	282,509	8,176,955
Fagerhult AB	66,284	3,292,690
H&M Hennes & Mauritz AB (B Shares) (d)	248,342	10,113,648
Intrum Justitia AB (d)	99,600	2,881,296
SKF AB (B Shares)	270,717	6,994,626
Svenska Handelsbanken AB (A Shares)	160,940	8,076,454
TOTAL SWEDEN		52,471,146
Switzerland - 13.4%
Nestle SA	370,502	28,633,984
Novartis AG	123,183	10,708,615
Roche Holding AG (participation certificate)	111,423	32,685,519
Schindler Holding AG:
(participation certificate)	40,669	6,293,737
(Reg.)	6,660	1,015,535
Swatch Group AG (Bearer)	7,926	5,083,771
UBS AG (NY Shares)	985,161	20,599,717
TOTAL SWITZERLAND		105,020,878
Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	744,000	2,926,592
Common Stocks - continued
	Shares	Value
Turkey - 0.8%
Coca-Cola Icecek Sanayi A/S	157,534	$ 3,689,260
Turkiye Garanti Bankasi A/S	653,500	2,407,299
TOTAL TURKEY		6,096,559
United Kingdom - 14.4%
Babcock International Group PLC	180,400	3,636,773
Babcock International Group PLC rights 5/6/14 (a)	69,384	468,592
Barclays PLC sponsored ADR	203,866	3,488,147
BG Group PLC	514,195	10,400,639
InterContinental Hotel Group PLC ADR (d)	377,430	12,991,141
Johnson Matthey PLC	146,777	8,111,093
Prudential PLC	971,789	22,340,590
Reckitt Benckiser Group PLC	200,145	16,135,910
Rexam PLC	439,564	3,681,113
Rolls-Royce Group PLC	424,737	7,529,823
Rotork PLC	77,300	3,381,600
SABMiller PLC	298,166	16,212,753
Shaftesbury PLC	228,133	2,547,964
Unite Group PLC	333,376	2,378,134
TOTAL UNITED KINGDOM		113,304,272
United States of America - 14.4%
Autoliv, Inc.	82,969	8,461,179
Berkshire Hathaway, Inc. Class B (a)	42,284	5,448,293
BorgWarner, Inc.	174,292	10,830,505
Cummins, Inc.	40,282	6,076,540
FMC Technologies, Inc. (a)	61,952	3,512,678
Google, Inc.:
Class A (a)	7,633	4,082,739
Class C (a)	7,233	3,809,332
JPMorgan Chase & Co.	34,600	1,936,908
Martin Marietta Materials, Inc. (d)	56,600	7,037,078
MasterCard, Inc. Class A	143,000	10,517,650
Mead Johnson Nutrition Co. Class A	49,744	4,390,405
Mohawk Industries, Inc. (a)	40,200	5,322,882
National Oilwell Varco, Inc.	26,472	2,078,846
Oceaneering International, Inc.	28,713	2,104,089
Philip Morris International, Inc.	70,208	5,997,869
PriceSmart, Inc.	37,100	3,563,084
ResMed, Inc. (d)	76,500	3,813,525
Solera Holdings, Inc.	88,889	5,758,229
SS&C Technologies Holdings, Inc. (a)	88,700	3,452,204
Common Stocks - continued
	Shares	Value
United States of America - continued
Union Pacific Corp.	24,100	$ 4,589,363
Visa, Inc. Class A	50,875	10,307,784
TOTAL UNITED STATES OF AMERICA		113,091,182
TOTAL COMMON STOCKS (Cost $661,736,154)		758,321,705
Nonconvertible Preferred Stocks - 0.0%

United Kingdom - 0.0%
Rolls-Royce Group PLC Series C (a) (Cost $95,762)	56,914,758	96,095
Money Market Funds - 11.8%

Fidelity Cash Central Fund, 0.11% (b)	21,565,902	21,565,902
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	70,673,028	70,673,028
TOTAL MONEY MARKET FUNDS (Cost $92,238,930)		92,238,930
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $754,070,846)		850,656,730
NET OTHER ASSETS (LIABILITIES) - (8.5)%		(66,707,716)
NET ASSETS - 100%		$ 783,949,014
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,401
Fidelity Securities Lending Cash Central Fund	156,194
Total	$ 164,595
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 134,325,029	$ 134,325,029	$ -	$ -
Consumer Staples	123,179,822	69,401,466	53,778,356	-
Energy	18,096,252	18,096,252	-	-
Financials	125,037,227	88,928,293	36,108,934	-
Health Care	95,389,369	51,995,235	43,394,134	-
Industrials	116,252,205	112,116,801	-	4,135,404
Information Technology	62,158,764	59,232,172	2,926,592	-
Materials	65,192,869	65,192,869	-	-
Telecommunication Services	18,786,263	18,786,263	-	-
Money Market Funds	92,238,930	92,238,930	-	-
Total Investments in Securities:	$ 850,656,730	$ 710,313,310	$ 136,208,016	$ 4,135,404

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 22,018,128
Level 2 to Level 1	$ 85,344,442

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $66,487,140) - See accompanying schedule: Unaffiliated issuers (cost $661,831,916)	$ 758,417,800
Fidelity Central Funds (cost $92,238,930)	92,238,930
Total Investments (cost $754,070,846)		$ 850,656,730
Foreign currency held at value (cost $10,297)		10,297
Receivable for investments sold		171,477
Receivable for fund shares sold		1,448,424
Dividends receivable		3,728,955
Distributions receivable from Fidelity Central Funds		73,396
Prepaid expenses		530
Other receivables		4,555
Total assets		856,094,364

Liabilities
Payable for investments purchased	$ 177,283
Payable for fund shares redeemed	538,472
Accrued management fee	470,720
Distribution and service plan fees payable	57,473
Other affiliated payables	168,957
Other payables and accrued expenses	59,417
Collateral on securities loaned, at value	70,673,028
Total liabilities		72,145,350

Net Assets		$ 783,949,014
Net Assets consist of:
Paid in capital		$ 690,034,466
Undistributed net investment income		4,253,095
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,947,785)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		96,609,238
Net Assets		$ 783,949,014

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($104,963,048 ÷ 9,474,974 shares)	$ 11.08

Maximum offering price per share (100/94.25 of $11.08)	$ 11.76
Class T: Net Asset Value and redemption price per share ($27,572,288 ÷ 2,496,229 shares)	$ 11.05

Maximum offering price per share (100/96.50 of $11.05)	$ 11.45
Class B: Net Asset Value and offering price per share ($1,623,529 ÷ 147,407 shares)A	$ 11.01

Class C: Net Asset Value and offering price per share ($28,980,079 ÷ 2,639,886 shares)A	$ 10.98

International Growth: Net Asset Value, offering price and redemption price per share ($541,440,552 ÷ 48,580,071 shares)	$ 11.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($79,260,231 ÷ 7,120,293 shares)	$ 11.13

Class Z: Net Asset Value, offering price and redemption price per share ($109,287 ÷ 9,811 shares)	$ 11.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 9,080,165
Income from Fidelity Central Funds		164,595
Income before foreign taxes withheld		9,244,760
Less foreign taxes withheld		(865,794)
Total income		8,378,966

Expenses
Management fee Basic fee	$ 2,443,129
Performance adjustment	145,567
Transfer agent fees	777,934
Distribution and service plan fees	304,910
Accounting and security lending fees	172,146
Custodian fees and expenses	59,592
Independent trustees' compensation	1,291
Registration fees	73,694
Audit	35,164
Legal	1,104
Miscellaneous	2,188
Total expenses before reductions	4,016,719
Expense reductions	(6,498)	4,010,221
Net investment income (loss)		4,368,745
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,583,142)
Foreign currency transactions	(61,653)
Total net realized gain (loss)		(6,644,795)
Change in net unrealized appreciation (depreciation) on: Investment securities	25,721,221
Assets and liabilities in foreign currencies	26,426
Total change in net unrealized appreciation (depreciation)		25,747,647
Net gain (loss)		19,102,852
Net increase (decrease) in net assets resulting from operations		$ 23,471,597

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,368,745	$ 3,493,326
Net realized gain (loss)	(6,644,795)	6,317,113
Change in net unrealized appreciation (depreciation)	25,747,647	60,869,889
Net increase (decrease) in net assets resulting from operations	23,471,597	70,680,328
Distributions to shareholders from net investment income	(2,592,643)	(2,081,336)
Distributions to shareholders from net realized gain	(513,441)	(113,769)
Total distributions	(3,106,084)	(2,195,105)
Share transactions - net increase (decrease)	177,272,262	324,915,158
Redemption fees	33,371	31,216
Total increase (decrease) in net assets	197,671,146	393,431,597

Net Assets
Beginning of period	586,277,868	192,846,271
End of period (including undistributed net investment income of $4,253,095 and undistributed net investment income of $2,476,993, respectively)	$ 783,949,014	$ 586,277,868

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 8.91	$ 8.09	$ 8.38	$ 7.01	$ 5.46
Income from Investment Operations
Net investment income (loss) E	.06	.08	.08	.08	.05	.05
Net realized and unrealized gain (loss)	.28	1.88	.81	(.31)	1.39	1.55
Total from investment operations	.34	1.96	.89	(.23)	1.44	1.60
Distributions from net investment income	(.03)	(.08)	(.06)	(.05)	(.05)	(.05)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(.03)	-
Total distributions	(.04)	(.09)	(.07)	(.06)	(.07) J	(.05)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.08	$ 10.78	$ 8.91	$ 8.09	$ 8.38	$ 7.01
Total Return B, C, D	3.19%	22.18%	11.10%	(2.76)%	20.68%	29.72%
Ratios to Average Net Assets F, H
Expenses before reductions	1.36% A	1.44%	1.58%	1.77%	2.13%	2.46%
Expenses net of fee waivers, if any	1.35% A	1.43%	1.45%	1.45%	1.50%	1.50%
Expenses net of all reductions	1.35% A	1.42%	1.44%	1.43%	1.48%	1.47%
Net investment income (loss)	1.05% A	.80%	.99%	.92%	.74%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,963	$ 74,595	$ 21,874	$ 6,352	$ 3,084	$ 1,452
Portfolio turnover rate G	35% A	32%	32%	68%	87%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.07 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 8.89	$ 8.08	$ 8.38	$ 7.00	$ 5.45
Income from Investment Operations
Net investment income (loss) E	.04	.05	.06	.06	.04	.03
Net realized and unrealized gain (loss)	.29	1.88	.81	(.31)	1.39	1.55
Total from investment operations	.33	1.93	.87	(.25)	1.43	1.58
Distributions from net investment income	(.02)	(.07)	(.05)	(.04)	(.02)	(.03)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(.03)	-
Total distributions	(.03)	(.07) J	(.06)	(.05)	(.05)	(.03)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.05	$ 10.75	$ 8.89	$ 8.08	$ 8.38	$ 7.00
Total Return B, C, D	3.05%	21.91%	10.82%	(3.03)%	20.47%	29.22%
Ratios to Average Net Assets F, H
Expenses before reductions	1.66% A	1.69%	1.85%	2.03%	2.41%	2.67%
Expenses net of fee waivers, if any	1.65% A	1.69%	1.70%	1.70%	1.75%	1.75%
Expenses net of all reductions	1.65% A	1.68%	1.69%	1.68%	1.73%	1.73%
Net investment income (loss)	.75% A	.54%	.74%	.67%	.49%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,572	$ 23,118	$ 10,690	$ 2,917	$ 1,034	$ 532
Portfolio turnover rate G	35% A	32%	32%	68%	87%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.07 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 8.88	$ 8.06	$ 8.36	$ 6.98	$ 5.42
Income from Investment Operations
Net investment income (loss) E	.01	- I	.02	.01	- I	.01
Net realized and unrealized gain (loss)	.28	1.89	.80	(.30)	1.38	1.55
Total from investment operations	.29	1.89	.82	(.29)	1.38	1.56
Distributions from net investment income	-	(.03)	-	(.01)	-	-
Distributions from net realized gain	(.01)	(.01)	-	- I	-	-
Total distributions	(.01)	(.04)	-	(.01)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.01	$ 10.73	$ 8.88	$ 8.06	$ 8.36	$ 6.98
Total Return B, C, D	2.70%	21.35%	10.17%	(3.47)%	19.77%	28.78%
Ratios to Average Net Assets F, H
Expenses before reductions	2.15% A	2.19%	2.35%	2.55%	2.87%	3.17%
Expenses net of fee waivers, if any	2.15% A	2.18%	2.20%	2.20%	2.25%	2.25%
Expenses net of all reductions	2.15% A	2.17%	2.19%	2.18%	2.23%	2.23%
Net investment income (loss)	.25% A	.05%	.24%	.17%	(.01)%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,624	$ 1,579	$ 1,116	$ 473	$ 581	$ 328
Portfolio turnover rate G	35% A	32%	32%	68%	87%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 8.84	$ 8.03	$ 8.34	$ 6.98	$ 5.42
Income from Investment Operations
Net investment income (loss) E	.01	.01	.02	.01	- I	.01
Net realized and unrealized gain (loss)	.29	1.87	.80	(.31)	1.38	1.55
Total from investment operations	.30	1.88	.82	(.30)	1.38	1.56
Distributions from net investment income	-	(.02)	(.01)	(.01)	-	-
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(.02)	-
Total distributions	(.01)	(.03)	(.01) K	(.01) J	(.02)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.98	$ 10.69	$ 8.84	$ 8.03	$ 8.34	$ 6.98
Total Return B, C, D	2.80%	21.29%	10.27%	(3.57)%	19.82%	28.78%
Ratios to Average Net Assets F, H
Expenses before reductions	2.13% A	2.19%	2.33%	2.52%	2.89%	3.21%
Expenses net of fee waivers, if any	2.13% A	2.18%	2.20%	2.20%	2.25%	2.25%
Expenses net of all reductions	2.13% A	2.17%	2.19%	2.18%	2.24%	2.23%
Net investment income (loss)	.27% A	.05%	.24%	.17%	(.01)%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,980	$ 17,196	$ 5,648	$ 2,767	$ 1,261	$ 780
Portfolio turnover rate G	35% A	32%	32%	68%	87%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share. KTotal distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Growth

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 8.95	$ 8.12	$ 8.40	$ 7.02	$ 5.48
Income from Investment Operations
Net investment income (loss) D	.07	.11	.11	.10	.07	.06
Net realized and unrealized gain (loss)	.30	1.88	.81	(.30)	1.39	1.54
Total from investment operations	.37	1.99	.92	(.20)	1.46	1.60
Distributions from net investment income	(.05)	(.10)	(.08)	(.07)	(.06)	(.06)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(.03)	-
Total distributions	(.06)	(.10) J	(.09)	(.08)	(.08) I	(.06)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.15	$ 10.84	$ 8.95	$ 8.12	$ 8.40	$ 7.02
Total Return B, C	3.42%	22.48%	11.41%	(2.47)%	20.97%	29.77%
Ratios to Average Net Assets E, G
Expenses before reductions	1.05% A	1.13%	1.28%	1.52%	1.89%	2.19%
Expenses net of fee waivers, if any	1.05% A	1.13%	1.20%	1.20%	1.25%	1.25%
Expenses net of all reductions	1.05% A	1.11%	1.19%	1.18%	1.23%	1.23%
Net investment income (loss)	1.35% A	1.11%	1.24%	1.17%	.99%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 541,441	$ 430,914	$ 149,526	$ 53,437	$ 28,454	$ 18,254
Portfolio turnover rate F	35% A	32%	32%	68%	87%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share. JTotal distributions of $.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 8.94	$ 8.12	$ 8.40	$ 7.02	$ 5.48
Income from Investment Operations
Net investment income (loss) D	.07	.11	.10	.10	.07	.06
Net realized and unrealized gain (loss)	.29	1.90	.81	(.30)	1.39	1.54
Total from investment operations	.36	2.01	.91	(.20)	1.46	1.60
Distributions from net investment income	(.06)	(.10)	(.08)	(.07)	(.06)	(.06)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(.03)	-
Total distributions	(.07)	(.11)	(.09)	(.08)	(.08) I	(.06)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.13	$ 10.84	$ 8.94	$ 8.12	$ 8.40	$ 7.02
Total Return B, C	3.30%	22.66%	11.28%	(2.47)%	20.97%	29.77%
Ratios to Average Net Assets E, G
Expenses before reductions	1.05% A	1.11%	1.27%	1.50%	1.92%	2.01%
Expenses net of fee waivers, if any	1.05% A	1.11%	1.20%	1.20%	1.25%	1.25%
Expenses net of all reductions	1.05% A	1.09%	1.19%	1.18%	1.23%	1.23%
Net investment income (loss)	1.35% A	1.13%	1.24%	1.17%	.99%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,260	$ 38,771	$ 3,992	$ 493	$ 113	$ 36
Portfolio turnover rate F	35% A	32%	32%	68%	87%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2014	Year ended October 31,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.26
Income from Investment Operations
Net investment income (loss) D	.08	.02
Net realized and unrealized gain (loss)	.29	.56
Total from investment operations	.37	.58
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.07)	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 11.14	$ 10.84
Total Return B, C	3.44%	5.65%
Ratios to Average Net Assets E, H
Expenses before reductions	.89% A	.94% A
Expenses net of fee waivers, if any	.88% A	.94% A
Expenses net of all reductions	.88% A	.93% A
Net investment income (loss)	1.52% A	.65% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 106
Portfolio turnover rate F	35% A	32%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period August 13, 2013 (commencement of sale of shares) to October 31, 2013. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Growth, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 106,985,707
Gross unrealized depreciation	(10,837,420)
Net unrealized appreciation (depreciation) on securities and other investments	$ 96,148,287

Tax cost	$ 754,508,443

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $283,381,709 and $118,050,582, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to its benchmark index, the MSCI® EAFE® Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .74% of the Fund's average net assets. The performance adjustment included in the management fee rate

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 112,702	$ 4,734
Class T	.25%	.25%	64,552	527
Class B	.75%	.25%	8,123	6,120
Class C	.75%	.25%	119,533	43,967
			$ 304,910	$ 55,348

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 43,897
Class T	7,523
Class B*	397
Class C*	1,482
$ 53,299

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 119,493.26
Class T	40,530.31
Class B	2,513.31
Class C	34,880.29
International Growth	513,505.21
Institutional Class	66,989.21
Class Z	24.04
	$ 777,934

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,136 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $611 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $782,645. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $156,194, including $7,790 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,786 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $29.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $3,683.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 253,092	$ 226,330
Class T	40,595	86,155
Class B	-	4,290
Class C	-	14,481
International Growth	2,051,403	1,698,830
Institutional Class	246,949	51,250
Class Z	604	-
Total	$ 2,592,643	$ 2,081,336
From net realized gain
Class A	$ 66,995	$ 13,472
Class T	20,298	6,243
Class B	1,337	631
Class C	16,479	3,291
International Growth	369,252	87,569
Institutional Class	38,992	2,563
Class Z	88	-
Total	$ 513,441	$ 113,769

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013 A	Six months ended April 30, 2014	Year ended October 31, 2013 A
Class A
Shares sold	3,374,643	5,907,169	$ 36,788,261	$ 58,500,264
Reinvestment of distributions	27,068	24,178	291,793	218,566
Shares redeemed	(846,642)	(1,466,703)	(9,236,603)	(14,226,261)
Net increase (decrease)	2,555,069	4,464,644	$ 27,843,451	$ 44,492,569
Class T
Shares sold	502,311	1,144,706	$ 5,447,214	$ 11,429,141
Reinvestment of distributions	5,458	10,086	58,733	91,076
Shares redeemed	(162,334)	(206,178)	(1,770,474)	(2,020,899)
Net increase (decrease)	345,435	948,614	$ 3,735,473	$ 9,499,318

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013 A	Six months ended April 30, 2014	Year ended October 31, 2013 A
Class B
Shares sold	21,255	70,442	$ 229,864	$ 702,618
Reinvestment of distributions	123	531	1,323	4,806
Shares redeemed	(21,146)	(49,437)	(229,176)	(483,935)
Net increase (decrease)	232	21,536	$ 2,011	$ 223,489
Class C
Shares sold	1,199,632	1,392,365	$ 12,986,187	$ 13,520,584
Reinvestment of distributions	1,498	1,911	16,049	17,237
Shares redeemed	(169,836)	(424,469)	(1,838,698)	(4,120,400)
Net increase (decrease)	1,031,294	969,807	$ 11,163,538	$ 9,417,421
International Growth
Shares sold	13,395,988	29,198,608	$ 145,651,286	$ 290,678,738
Reinvestment of distributions	197,948	192,126	2,143,780	1,742,585
Shares redeemed	(4,749,668)	(6,365,570)	(52,065,419)	(62,814,771)
Net increase (decrease)	8,844,268	23,025,164	$ 95,729,647	$ 229,606,552
Institutional Class
Shares sold	4,522,024	3,568,741	$ 49,477,683	$ 35,951,935
Reinvestment of distributions	24,180	5,682	261,623	51,476
Shares redeemed	(1,003,243)	(443,392)	(10,941,856)	(4,427,602)
Net increase (decrease)	3,542,961	3,131,031	$ 38,797,450	$ 31,575,809
Class Z
Shares sold	-	9,747	$ -	$ 100,000
Reinvestment of distributions	64	-	692	-
Net increase (decrease)	64	9,747	$ 692	$ 100,000

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AIGFI-USAN-0614
1.853344.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Growth

Fund - Class Z

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Class Z is
a class of Fidelity®
International Growth Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.35%
Actual		$ 1,000.00	$ 1,031.90	$ 6.80
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Class T	1.65%
Actual		$ 1,000.00	$ 1,030.50	$ 8.31
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class B	2.15%
Actual		$ 1,000.00	$ 1,027.00	$ 10.81
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Class C	2.13%
Actual		$ 1,000.00	$ 1,028.00	$ 10.71
HypotheticalA		$ 1,000.00	$ 1,014.23	$ 10.64
International Growth	1.05%
Actual		$ 1,000.00	$ 1,034.20	$ 5.30
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26
Institutional Class	1.05%
Actual		$ 1,000.00	$ 1,033.00	$ 5.29
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26
Class Z	.88%
Actual		$ 1,000.00	$ 1,034.40	$ 4.44
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United States of America* 17.7%
United Kingdom 14.4%
Japan 13.9%
Switzerland 13.4%
Sweden 6.7%
Belgium 4.7%
Germany 4.2%
Australia 3.0%
Denmark 3.0%
Other 19.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
As of October 31, 2013
United Kingdom 17.6%
Japan 16.6%
United States of America* 14.9%
Switzerland 12.4%
Sweden 5.7%
Belgium 4.8%
Germany 4.4%
Australia 3.2%
France 3.2%
Other 17.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.7	97.9
Short-Term Investments and Net Other Assets (Liabilities)	3.3	2.1
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	4.2	3.3
Nestle SA (Switzerland, Food Products)	3.7	4.3
Anheuser-Busch InBev SA NV (Belgium, Beverages)	3.2	3.5
Prudential PLC (United Kingdom, Insurance)	2.8	1.9
DENSO Corp. (Japan, Auto Components)	2.7	3.0
UBS AG (NY Shares) (Switzerland, Capital Markets)	2.6	2.2
Linde AG (Germany, Chemicals)	2.6	2.2
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	2.5	1.8
SABMiller PLC (United Kingdom, Beverages)	2.1	1.8
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	2.1	1.5
	28.5
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.2	17.1
Financials	15.9	15.0
Consumer Staples	15.7	19.7
Industrials	14.9	14.3
Health Care	12.2	11.9
Materials	8.3	7.7
Information Technology	7.8	7.5
Telecommunication Services	2.4	1.7
Energy	2.3	3.0

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 3.0%
CSL Ltd.	252,554	$ 16,055,229
Sydney Airport unit	946,281	3,709,781
Transurban Group unit	612,305	4,135,404
TOTAL AUSTRALIA		23,900,414
Austria - 1.2%
Andritz AG	147,197	9,135,503
Bailiwick of Jersey - 0.5%
Informa PLC	448,047	3,648,515
Belgium - 4.7%
Anheuser-Busch InBev SA NV (d)	230,691	25,144,372
KBC Groupe SA	186,784	11,378,608
TOTAL BELGIUM		36,522,980
Bermuda - 0.5%
Lazard Ltd. Class A	83,692	3,937,709
Canada - 0.3%
Canadian Pacific Railway Ltd.	13,000	2,029,853
Cayman Islands - 2.7%
Sands China Ltd.	1,274,000	9,300,769
Tencent Holdings Ltd.	64,000	3,988,778
Wynn Macau Ltd.	1,946,000	7,668,088
TOTAL CAYMAN ISLANDS		20,957,635
Denmark - 3.0%
Jyske Bank A/S (Reg.) (a)	74,920	4,115,030
Novo Nordisk A/S Series B sponsored ADR	427,200	19,390,608
TOTAL DENMARK		23,505,638
Finland - 0.7%
Nokian Tyres PLC	94,908	3,768,413
Tikkurila Oyj	76,400	1,895,165
TOTAL FINLAND		5,663,578
France - 1.4%
Remy Cointreau SA (d)	24,687	2,171,076
Safran SA	135,300	9,093,536
TOTAL FRANCE		11,264,612
Common Stocks - continued
	Shares	Value
Germany - 4.2%
Bayer AG (d)	91,800	$ 12,735,873
Linde AG	97,541	20,224,098
TOTAL GERMANY		32,959,971
India - 0.3%
Housing Development Finance Corp. Ltd.	160,176	2,384,648
Ireland - 2.7%
CRH PLC sponsored ADR (d)	326,566	9,561,852
James Hardie Industries PLC:
CDI	227,490	2,899,560
sponsored ADR (d)	132,300	8,485,722
TOTAL IRELAND		20,947,134
Israel - 0.2%
Azrieli Group	58,600	1,982,968
Italy - 1.1%
Azimut Holding SpA	67,000	2,086,783
Interpump Group SpA	248,370	3,518,122
Prada SpA	422,600	3,374,063
TOTAL ITALY		8,978,968
Japan - 13.9%
Aozora Bank Ltd.	1,198,000	3,562,303
Coca-Cola Central Japan Co. Ltd.	107,100	2,407,354
DENSO Corp.	463,400	21,086,094
East Japan Railway Co.	47,500	3,462,782
Fanuc Corp.	40,600	7,307,087
Fast Retailing Co. Ltd.	22,000	6,836,602
Japan Tobacco, Inc.	108,600	3,564,940
Keyence Corp.	35,162	13,545,805
Mitsui Fudosan Co. Ltd.	374,000	11,051,538
Seven Bank Ltd.	1,044,300	3,953,089
SHO-BOND Holdings Co. Ltd.	95,200	4,288,121
SoftBank Corp.	215,400	15,991,451
USS Co. Ltd.	566,700	8,253,693
Yamato Kogyo Co. Ltd.	114,500	3,297,188
TOTAL JAPAN		108,608,047
Kenya - 0.4%
Safaricom Ltd.	18,563,100	2,794,812
Korea (South) - 0.5%
Naver Corp.	5,277	3,769,651
Common Stocks - continued
	Shares	Value
Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	35,055	$ 3,181,942
Netherlands - 1.4%
ING Groep NV (Certificaten Van Aandelen) (a)	794,764	11,361,045
Portugal - 0.6%
Jeronimo Martins SGPS SA	270,452	4,729,542
South Africa - 0.8%
Clicks Group Ltd.	550,597	3,357,331
Naspers Ltd. Class N	32,000	3,017,347
TOTAL SOUTH AFRICA		6,374,678
Spain - 2.1%
Inditex SA	97,095	14,568,319
Prosegur Compania de Seguridad SA (Reg.)	328,749	2,202,914
TOTAL SPAIN		16,771,233
Sweden - 6.7%
ASSA ABLOY AB (B Shares)	244,361	12,935,477
Atlas Copco AB (A Shares) (d)	282,509	8,176,955
Fagerhult AB	66,284	3,292,690
H&M Hennes & Mauritz AB (B Shares) (d)	248,342	10,113,648
Intrum Justitia AB (d)	99,600	2,881,296
SKF AB (B Shares)	270,717	6,994,626
Svenska Handelsbanken AB (A Shares)	160,940	8,076,454
TOTAL SWEDEN		52,471,146
Switzerland - 13.4%
Nestle SA	370,502	28,633,984
Novartis AG	123,183	10,708,615
Roche Holding AG (participation certificate)	111,423	32,685,519
Schindler Holding AG:
(participation certificate)	40,669	6,293,737
(Reg.)	6,660	1,015,535
Swatch Group AG (Bearer)	7,926	5,083,771
UBS AG (NY Shares)	985,161	20,599,717
TOTAL SWITZERLAND		105,020,878
Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	744,000	2,926,592
Common Stocks - continued
	Shares	Value
Turkey - 0.8%
Coca-Cola Icecek Sanayi A/S	157,534	$ 3,689,260
Turkiye Garanti Bankasi A/S	653,500	2,407,299
TOTAL TURKEY		6,096,559
United Kingdom - 14.4%
Babcock International Group PLC	180,400	3,636,773
Babcock International Group PLC rights 5/6/14 (a)	69,384	468,592
Barclays PLC sponsored ADR	203,866	3,488,147
BG Group PLC	514,195	10,400,639
InterContinental Hotel Group PLC ADR (d)	377,430	12,991,141
Johnson Matthey PLC	146,777	8,111,093
Prudential PLC	971,789	22,340,590
Reckitt Benckiser Group PLC	200,145	16,135,910
Rexam PLC	439,564	3,681,113
Rolls-Royce Group PLC	424,737	7,529,823
Rotork PLC	77,300	3,381,600
SABMiller PLC	298,166	16,212,753
Shaftesbury PLC	228,133	2,547,964
Unite Group PLC	333,376	2,378,134
TOTAL UNITED KINGDOM		113,304,272
United States of America - 14.4%
Autoliv, Inc.	82,969	8,461,179
Berkshire Hathaway, Inc. Class B (a)	42,284	5,448,293
BorgWarner, Inc.	174,292	10,830,505
Cummins, Inc.	40,282	6,076,540
FMC Technologies, Inc. (a)	61,952	3,512,678
Google, Inc.:
Class A (a)	7,633	4,082,739
Class C (a)	7,233	3,809,332
JPMorgan Chase & Co.	34,600	1,936,908
Martin Marietta Materials, Inc. (d)	56,600	7,037,078
MasterCard, Inc. Class A	143,000	10,517,650
Mead Johnson Nutrition Co. Class A	49,744	4,390,405
Mohawk Industries, Inc. (a)	40,200	5,322,882
National Oilwell Varco, Inc.	26,472	2,078,846
Oceaneering International, Inc.	28,713	2,104,089
Philip Morris International, Inc.	70,208	5,997,869
PriceSmart, Inc.	37,100	3,563,084
ResMed, Inc. (d)	76,500	3,813,525
Solera Holdings, Inc.	88,889	5,758,229
SS&C Technologies Holdings, Inc. (a)	88,700	3,452,204
Common Stocks - continued
	Shares	Value
United States of America - continued
Union Pacific Corp.	24,100	$ 4,589,363
Visa, Inc. Class A	50,875	10,307,784
TOTAL UNITED STATES OF AMERICA		113,091,182
TOTAL COMMON STOCKS (Cost $661,736,154)		758,321,705
Nonconvertible Preferred Stocks - 0.0%

United Kingdom - 0.0%
Rolls-Royce Group PLC Series C (a) (Cost $95,762)	56,914,758	96,095
Money Market Funds - 11.8%

Fidelity Cash Central Fund, 0.11% (b)	21,565,902	21,565,902
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	70,673,028	70,673,028
TOTAL MONEY MARKET FUNDS (Cost $92,238,930)		92,238,930
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $754,070,846)		850,656,730
NET OTHER ASSETS (LIABILITIES) - (8.5)%		(66,707,716)
NET ASSETS - 100%		$ 783,949,014
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,401
Fidelity Securities Lending Cash Central Fund	156,194
Total	$ 164,595
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 134,325,029	$ 134,325,029	$ -	$ -
Consumer Staples	123,179,822	69,401,466	53,778,356	-
Energy	18,096,252	18,096,252	-	-
Financials	125,037,227	88,928,293	36,108,934	-
Health Care	95,389,369	51,995,235	43,394,134	-
Industrials	116,252,205	112,116,801	-	4,135,404
Information Technology	62,158,764	59,232,172	2,926,592	-
Materials	65,192,869	65,192,869	-	-
Telecommunication Services	18,786,263	18,786,263	-	-
Money Market Funds	92,238,930	92,238,930	-	-
Total Investments in Securities:	$ 850,656,730	$ 710,313,310	$ 136,208,016	$ 4,135,404

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 22,018,128
Level 2 to Level 1	$ 85,344,442

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $66,487,140) - See accompanying schedule: Unaffiliated issuers (cost $661,831,916)	$ 758,417,800
Fidelity Central Funds (cost $92,238,930)	92,238,930
Total Investments (cost $754,070,846)		$ 850,656,730
Foreign currency held at value (cost $10,297)		10,297
Receivable for investments sold		171,477
Receivable for fund shares sold		1,448,424
Dividends receivable		3,728,955
Distributions receivable from Fidelity Central Funds		73,396
Prepaid expenses		530
Other receivables		4,555
Total assets		856,094,364

Liabilities
Payable for investments purchased	$ 177,283
Payable for fund shares redeemed	538,472
Accrued management fee	470,720
Distribution and service plan fees payable	57,473
Other affiliated payables	168,957
Other payables and accrued expenses	59,417
Collateral on securities loaned, at value	70,673,028
Total liabilities		72,145,350

Net Assets		$ 783,949,014
Net Assets consist of:
Paid in capital		$ 690,034,466
Undistributed net investment income		4,253,095
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,947,785)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		96,609,238
Net Assets		$ 783,949,014

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($104,963,048 ÷ 9,474,974 shares)	$ 11.08

Maximum offering price per share (100/94.25 of $11.08)	$ 11.76
Class T: Net Asset Value and redemption price per share ($27,572,288 ÷ 2,496,229 shares)	$ 11.05

Maximum offering price per share (100/96.50 of $11.05)	$ 11.45
Class B: Net Asset Value and offering price per share ($1,623,529 ÷ 147,407 shares)A	$ 11.01

Class C: Net Asset Value and offering price per share ($28,980,079 ÷ 2,639,886 shares)A	$ 10.98

International Growth: Net Asset Value, offering price and redemption price per share ($541,440,552 ÷ 48,580,071 shares)	$ 11.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($79,260,231 ÷ 7,120,293 shares)	$ 11.13

Class Z: Net Asset Value, offering price and redemption price per share ($109,287 ÷ 9,811 shares)	$ 11.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 9,080,165
Income from Fidelity Central Funds		164,595
Income before foreign taxes withheld		9,244,760
Less foreign taxes withheld		(865,794)
Total income		8,378,966

Expenses
Management fee Basic fee	$ 2,443,129
Performance adjustment	145,567
Transfer agent fees	777,934
Distribution and service plan fees	304,910
Accounting and security lending fees	172,146
Custodian fees and expenses	59,592
Independent trustees' compensation	1,291
Registration fees	73,694
Audit	35,164
Legal	1,104
Miscellaneous	2,188
Total expenses before reductions	4,016,719
Expense reductions	(6,498)	4,010,221
Net investment income (loss)		4,368,745
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,583,142)
Foreign currency transactions	(61,653)
Total net realized gain (loss)		(6,644,795)
Change in net unrealized appreciation (depreciation) on: Investment securities	25,721,221
Assets and liabilities in foreign currencies	26,426
Total change in net unrealized appreciation (depreciation)		25,747,647
Net gain (loss)		19,102,852
Net increase (decrease) in net assets resulting from operations		$ 23,471,597

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,368,745	$ 3,493,326
Net realized gain (loss)	(6,644,795)	6,317,113
Change in net unrealized appreciation (depreciation)	25,747,647	60,869,889
Net increase (decrease) in net assets resulting from operations	23,471,597	70,680,328
Distributions to shareholders from net investment income	(2,592,643)	(2,081,336)
Distributions to shareholders from net realized gain	(513,441)	(113,769)
Total distributions	(3,106,084)	(2,195,105)
Share transactions - net increase (decrease)	177,272,262	324,915,158
Redemption fees	33,371	31,216
Total increase (decrease) in net assets	197,671,146	393,431,597

Net Assets
Beginning of period	586,277,868	192,846,271
End of period (including undistributed net investment income of $4,253,095 and undistributed net investment income of $2,476,993, respectively)	$ 783,949,014	$ 586,277,868

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 8.91	$ 8.09	$ 8.38	$ 7.01	$ 5.46
Income from Investment Operations
Net investment income (loss) E	.06	.08	.08	.08	.05	.05
Net realized and unrealized gain (loss)	.28	1.88	.81	(.31)	1.39	1.55
Total from investment operations	.34	1.96	.89	(.23)	1.44	1.60
Distributions from net investment income	(.03)	(.08)	(.06)	(.05)	(.05)	(.05)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(.03)	-
Total distributions	(.04)	(.09)	(.07)	(.06)	(.07) J	(.05)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.08	$ 10.78	$ 8.91	$ 8.09	$ 8.38	$ 7.01
Total Return B, C, D	3.19%	22.18%	11.10%	(2.76)%	20.68%	29.72%
Ratios to Average Net Assets F, H
Expenses before reductions	1.36% A	1.44%	1.58%	1.77%	2.13%	2.46%
Expenses net of fee waivers, if any	1.35% A	1.43%	1.45%	1.45%	1.50%	1.50%
Expenses net of all reductions	1.35% A	1.42%	1.44%	1.43%	1.48%	1.47%
Net investment income (loss)	1.05% A	.80%	.99%	.92%	.74%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,963	$ 74,595	$ 21,874	$ 6,352	$ 3,084	$ 1,452
Portfolio turnover rate G	35% A	32%	32%	68%	87%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.07 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 8.89	$ 8.08	$ 8.38	$ 7.00	$ 5.45
Income from Investment Operations
Net investment income (loss) E	.04	.05	.06	.06	.04	.03
Net realized and unrealized gain (loss)	.29	1.88	.81	(.31)	1.39	1.55
Total from investment operations	.33	1.93	.87	(.25)	1.43	1.58
Distributions from net investment income	(.02)	(.07)	(.05)	(.04)	(.02)	(.03)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(.03)	-
Total distributions	(.03)	(.07) J	(.06)	(.05)	(.05)	(.03)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.05	$ 10.75	$ 8.89	$ 8.08	$ 8.38	$ 7.00
Total Return B, C, D	3.05%	21.91%	10.82%	(3.03)%	20.47%	29.22%
Ratios to Average Net Assets F, H
Expenses before reductions	1.66% A	1.69%	1.85%	2.03%	2.41%	2.67%
Expenses net of fee waivers, if any	1.65% A	1.69%	1.70%	1.70%	1.75%	1.75%
Expenses net of all reductions	1.65% A	1.68%	1.69%	1.68%	1.73%	1.73%
Net investment income (loss)	.75% A	.54%	.74%	.67%	.49%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,572	$ 23,118	$ 10,690	$ 2,917	$ 1,034	$ 532
Portfolio turnover rate G	35% A	32%	32%	68%	87%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.07 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 8.88	$ 8.06	$ 8.36	$ 6.98	$ 5.42
Income from Investment Operations
Net investment income (loss) E	.01	- I	.02	.01	- I	.01
Net realized and unrealized gain (loss)	.28	1.89	.80	(.30)	1.38	1.55
Total from investment operations	.29	1.89	.82	(.29)	1.38	1.56
Distributions from net investment income	-	(.03)	-	(.01)	-	-
Distributions from net realized gain	(.01)	(.01)	-	- I	-	-
Total distributions	(.01)	(.04)	-	(.01)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.01	$ 10.73	$ 8.88	$ 8.06	$ 8.36	$ 6.98
Total Return B, C, D	2.70%	21.35%	10.17%	(3.47)%	19.77%	28.78%
Ratios to Average Net Assets F, H
Expenses before reductions	2.15% A	2.19%	2.35%	2.55%	2.87%	3.17%
Expenses net of fee waivers, if any	2.15% A	2.18%	2.20%	2.20%	2.25%	2.25%
Expenses net of all reductions	2.15% A	2.17%	2.19%	2.18%	2.23%	2.23%
Net investment income (loss)	.25% A	.05%	.24%	.17%	(.01)%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,624	$ 1,579	$ 1,116	$ 473	$ 581	$ 328
Portfolio turnover rate G	35% A	32%	32%	68%	87%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 8.84	$ 8.03	$ 8.34	$ 6.98	$ 5.42
Income from Investment Operations
Net investment income (loss) E	.01	.01	.02	.01	- I	.01
Net realized and unrealized gain (loss)	.29	1.87	.80	(.31)	1.38	1.55
Total from investment operations	.30	1.88	.82	(.30)	1.38	1.56
Distributions from net investment income	-	(.02)	(.01)	(.01)	-	-
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(.02)	-
Total distributions	(.01)	(.03)	(.01) K	(.01) J	(.02)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.98	$ 10.69	$ 8.84	$ 8.03	$ 8.34	$ 6.98
Total Return B, C, D	2.80%	21.29%	10.27%	(3.57)%	19.82%	28.78%
Ratios to Average Net Assets F, H
Expenses before reductions	2.13% A	2.19%	2.33%	2.52%	2.89%	3.21%
Expenses net of fee waivers, if any	2.13% A	2.18%	2.20%	2.20%	2.25%	2.25%
Expenses net of all reductions	2.13% A	2.17%	2.19%	2.18%	2.24%	2.23%
Net investment income (loss)	.27% A	.05%	.24%	.17%	(.01)%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,980	$ 17,196	$ 5,648	$ 2,767	$ 1,261	$ 780
Portfolio turnover rate G	35% A	32%	32%	68%	87%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share. KTotal distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Growth

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 8.95	$ 8.12	$ 8.40	$ 7.02	$ 5.48
Income from Investment Operations
Net investment income (loss) D	.07	.11	.11	.10	.07	.06
Net realized and unrealized gain (loss)	.30	1.88	.81	(.30)	1.39	1.54
Total from investment operations	.37	1.99	.92	(.20)	1.46	1.60
Distributions from net investment income	(.05)	(.10)	(.08)	(.07)	(.06)	(.06)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(.03)	-
Total distributions	(.06)	(.10) J	(.09)	(.08)	(.08) I	(.06)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.15	$ 10.84	$ 8.95	$ 8.12	$ 8.40	$ 7.02
Total Return B, C	3.42%	22.48%	11.41%	(2.47)%	20.97%	29.77%
Ratios to Average Net Assets E, G
Expenses before reductions	1.05% A	1.13%	1.28%	1.52%	1.89%	2.19%
Expenses net of fee waivers, if any	1.05% A	1.13%	1.20%	1.20%	1.25%	1.25%
Expenses net of all reductions	1.05% A	1.11%	1.19%	1.18%	1.23%	1.23%
Net investment income (loss)	1.35% A	1.11%	1.24%	1.17%	.99%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 541,441	$ 430,914	$ 149,526	$ 53,437	$ 28,454	$ 18,254
Portfolio turnover rate F	35% A	32%	32%	68%	87%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share. JTotal distributions of $.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 8.94	$ 8.12	$ 8.40	$ 7.02	$ 5.48
Income from Investment Operations
Net investment income (loss) D	.07	.11	.10	.10	.07	.06
Net realized and unrealized gain (loss)	.29	1.90	.81	(.30)	1.39	1.54
Total from investment operations	.36	2.01	.91	(.20)	1.46	1.60
Distributions from net investment income	(.06)	(.10)	(.08)	(.07)	(.06)	(.06)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(.03)	-
Total distributions	(.07)	(.11)	(.09)	(.08)	(.08) I	(.06)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.13	$ 10.84	$ 8.94	$ 8.12	$ 8.40	$ 7.02
Total Return B, C	3.30%	22.66%	11.28%	(2.47)%	20.97%	29.77%
Ratios to Average Net Assets E, G
Expenses before reductions	1.05% A	1.11%	1.27%	1.50%	1.92%	2.01%
Expenses net of fee waivers, if any	1.05% A	1.11%	1.20%	1.20%	1.25%	1.25%
Expenses net of all reductions	1.05% A	1.09%	1.19%	1.18%	1.23%	1.23%
Net investment income (loss)	1.35% A	1.13%	1.24%	1.17%	.99%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,260	$ 38,771	$ 3,992	$ 493	$ 113	$ 36
Portfolio turnover rate F	35% A	32%	32%	68%	87%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2014	Year ended October 31,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.26
Income from Investment Operations
Net investment income (loss) D	.08	.02
Net realized and unrealized gain (loss)	.29	.56
Total from investment operations	.37	.58
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.07)	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 11.14	$ 10.84
Total Return B, C	3.44%	5.65%
Ratios to Average Net Assets E, H
Expenses before reductions	.89% A	.94% A
Expenses net of fee waivers, if any	.88% A	.94% A
Expenses net of all reductions	.88% A	.93% A
Net investment income (loss)	1.52% A	.65% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 106
Portfolio turnover rate F	35% A	32%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period August 13, 2013 (commencement of sale of shares) to October 31, 2013. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Growth, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 106,985,707
Gross unrealized depreciation	(10,837,420)
Net unrealized appreciation (depreciation) on securities and other investments	$ 96,148,287

Tax cost	$ 754,508,443

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $283,381,709 and $118,050,582, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to its benchmark index, the MSCI® EAFE® Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .74% of the Fund's average net assets. The performance adjustment included in the management fee rate

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 112,702	$ 4,734
Class T	.25%	.25%	64,552	527
Class B	.75%	.25%	8,123	6,120
Class C	.75%	.25%	119,533	43,967
			$ 304,910	$ 55,348

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 43,897
Class T	7,523
Class B*	397
Class C*	1,482
$ 53,299

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 119,493.26
Class T	40,530.31
Class B	2,513.31
Class C	34,880.29
International Growth	513,505.21
Institutional Class	66,989.21
Class Z	24.04
	$ 777,934

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,136 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $611 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $782,645. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $156,194, including $7,790 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,786 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $29.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $3,683.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 253,092	$ 226,330
Class T	40,595	86,155
Class B	-	4,290
Class C	-	14,481
International Growth	2,051,403	1,698,830
Institutional Class	246,949	51,250
Class Z	604	-
Total	$ 2,592,643	$ 2,081,336
From net realized gain
Class A	$ 66,995	$ 13,472
Class T	20,298	6,243
Class B	1,337	631
Class C	16,479	3,291
International Growth	369,252	87,569
Institutional Class	38,992	2,563
Class Z	88	-
Total	$ 513,441	$ 113,769

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013 A	Six months ended April 30, 2014	Year ended October 31, 2013 A
Class A
Shares sold	3,374,643	5,907,169	$ 36,788,261	$ 58,500,264
Reinvestment of distributions	27,068	24,178	291,793	218,566
Shares redeemed	(846,642)	(1,466,703)	(9,236,603)	(14,226,261)
Net increase (decrease)	2,555,069	4,464,644	$ 27,843,451	$ 44,492,569
Class T
Shares sold	502,311	1,144,706	$ 5,447,214	$ 11,429,141
Reinvestment of distributions	5,458	10,086	58,733	91,076
Shares redeemed	(162,334)	(206,178)	(1,770,474)	(2,020,899)
Net increase (decrease)	345,435	948,614	$ 3,735,473	$ 9,499,318

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013 A	Six months ended April 30, 2014	Year ended October 31, 2013 A
Class B
Shares sold	21,255	70,442	$ 229,864	$ 702,618
Reinvestment of distributions	123	531	1,323	4,806
Shares redeemed	(21,146)	(49,437)	(229,176)	(483,935)
Net increase (decrease)	232	21,536	$ 2,011	$ 223,489
Class C
Shares sold	1,199,632	1,392,365	$ 12,986,187	$ 13,520,584
Reinvestment of distributions	1,498	1,911	16,049	17,237
Shares redeemed	(169,836)	(424,469)	(1,838,698)	(4,120,400)
Net increase (decrease)	1,031,294	969,807	$ 11,163,538	$ 9,417,421
International Growth
Shares sold	13,395,988	29,198,608	$ 145,651,286	$ 290,678,738
Reinvestment of distributions	197,948	192,126	2,143,780	1,742,585
Shares redeemed	(4,749,668)	(6,365,570)	(52,065,419)	(62,814,771)
Net increase (decrease)	8,844,268	23,025,164	$ 95,729,647	$ 229,606,552
Institutional Class
Shares sold	4,522,024	3,568,741	$ 49,477,683	$ 35,951,935
Reinvestment of distributions	24,180	5,682	261,623	51,476
Shares redeemed	(1,003,243)	(443,392)	(10,941,856)	(4,427,602)
Net increase (decrease)	3,542,961	3,131,031	$ 38,797,450	$ 31,575,809
Class Z
Shares sold	-	9,747	$ -	$ 100,000
Reinvestment of distributions	64	-	692	-
Net increase (decrease)	64	9,747	$ 692	$ 100,000

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AIGFZ-USAN-0614
1.9585038.100

Fidelity®

International Small Cap Opportunities

Fund

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.63%
Actual		$ 1,000.00	$ 1,055.70	$ 8.31
HypotheticalA		$ 1,000.00	$ 1,016.71	$ 8.15
Class T	1.89%
Actual		$ 1,000.00	$ 1,054.50	$ 9.63
HypotheticalA		$ 1,000.00	$ 1,015.42	$ 9.44
Class B	2.39%
Actual		$ 1,000.00	$ 1,051.80	$ 12.16
HypotheticalA		$ 1,000.00	$ 1,012.94	$ 11.93
Class C	2.39%
Actual		$ 1,000.00	$ 1,051.80	$ 12.16
HypotheticalA		$ 1,000.00	$ 1,012.94	$ 11.93
International Small Cap Opportunities	1.31%
Actual		$ 1,000.00	$ 1,057.20	$ 6.68
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.56
Institutional Class	1.35%
Actual		$ 1,000.00	$ 1,058.00	$ 6.89
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Japan 22.8%
United Kingdom 18.2%
United States of America* 17.3%
Germany 5.6%
Italy 4.4%
Netherlands 4.0%
Sweden 2.5%
France 2.3%
Ireland 2.2%
Other 20.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of October 31, 2013
Japan 26.1%
United Kingdom 19.3%
United States of America* 14.6%
Germany 5.1%
Italy 3.5%
Netherlands 3.5%
France 2.4%
Sweden 2.1%
Ireland 2.0%
Other 21.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	93.6	97.6
Short-Term Investments and Net Other Assets (Liabilities)	6.4	2.4
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
USS Co. Ltd. (Japan, Specialty Retail)	2.0	2.3
Azimut Holding SpA (Italy, Capital Markets)	1.7	1.4
PriceSmart, Inc. (United States of America, Food & Staples Retailing)	1.6	1.9
Interpump Group SpA (Italy, Machinery)	1.6	1.4
Unite Group PLC (United Kingdom, Real Estate Management & Development)	1.6	1.3
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	1.6	1.5
Aalberts Industries NV (Netherlands, Machinery)	1.6	1.6
CTS Eventim AG (Germany, Media)	1.5	1.4
Coway Co. Ltd. (Korea (South), Household Durables)	1.4	1.0
Solera Holdings, Inc. (United States of America, Software)	1.4	1.1
	16.0
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	21.0	24.1
Financials	19.3	18.5
Consumer Discretionary	16.9	18.5
Materials	9.8	9.8
Consumer Staples	9.1	10.4
Information Technology	7.9	7.0
Health Care	6.7	6.0
Energy	2.9	3.3

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
Australia - 1.8%
DuluxGroup Ltd.	508,583	$ 2,707,274
Imdex Ltd. (a)	1,476,389	1,008,101
Ramsay Health Care Ltd.	83,199	3,463,449
RCG Corp. Ltd.	3,726,715	2,579,278
Sydney Airport unit	665,862	2,610,432
TOTAL AUSTRALIA		12,368,534
Austria - 1.4%
Andritz AG	111,900	6,944,861
Zumtobel AG	139,181	2,896,391
TOTAL AUSTRIA		9,841,252
Bailiwick of Jersey - 1.0%
Informa PLC	816,781	6,651,173
Belgium - 1.5%
Gimv NV	71,688	3,716,684
KBC Ancora (a)	171,138	6,272,856
TOTAL BELGIUM		9,989,540
Bermuda - 0.7%
Lazard Ltd. Class A	61,499	2,893,528
Vostok Nafta Investment Ltd. SDR (a)	240,199	1,570,001
TOTAL BERMUDA		4,463,529
Brazil - 0.3%
Arezzo Industria e Comercio SA	152,300	1,704,175
British Virgin Islands - 0.3%
Gem Diamonds Ltd. (a)	822,698	2,305,812
Canada - 1.6%
Pason Systems, Inc.	273,200	7,587,435
ShawCor Ltd. Class A	80,700	3,594,520
TOTAL CANADA		11,181,955
Denmark - 1.8%
Jyske Bank A/S (Reg.) (a)	111,827	6,142,171
Spar Nord Bank A/S	521,369	5,862,979
TOTAL DENMARK		12,005,150
Finland - 1.2%
Nokian Tyres PLC	64,000	2,541,181
Tikkurila Oyj	214,120	5,311,422
TOTAL FINLAND		7,852,603
Common Stocks - continued
	Shares	Value
France - 2.3%
Laurent-Perrier Group SA	30,163	$ 3,017,143
Remy Cointreau SA	20,673	1,818,069
Saft Groupe SA	55,075	1,958,345
Solocal Group SA (a)	788,699	1,805,433
Vetoquinol SA	55,184	3,008,789
Virbac SA	16,700	4,002,401
TOTAL FRANCE		15,610,180
Germany - 4.8%
alstria office REIT-AG	243,000	3,352,719
Bilfinger Berger AG	51,646	6,135,482
CompuGroup Medical AG	269,478	7,181,856
CTS Eventim AG	163,640	10,420,491
Fielmann AG	43,437	5,872,563
TOTAL GERMANY		32,963,111
Greece - 0.8%
Titan Cement Co. SA (Reg.)	179,080	5,639,739
India - 0.5%
Jyothy Laboratories Ltd. (a)	1,076,294	3,391,357
Ireland - 2.2%
FBD Holdings PLC	240,328	5,783,153
James Hardie Industries PLC:
CDI	165,775	2,112,948
sponsored ADR	109,915	7,049,948
TOTAL IRELAND		14,946,049
Israel - 1.3%
Azrieli Group	86,005	2,910,327
Ituran Location & Control Ltd.	76,286	1,832,390
Sarine Technologies Ltd.	982,000	2,169,690
Strauss Group Ltd.	108,244	1,957,807
TOTAL ISRAEL		8,870,214
Italy - 4.4%
Azimut Holding SpA	366,873	11,426,629
Beni Stabili SpA SIIQ (d)	8,281,989	7,393,826
Interpump Group SpA	775,305	10,982,074
TOTAL ITALY		29,802,529
Japan - 22.8%
Air Water, Inc.	121,000	1,698,391
Common Stocks - continued
	Shares	Value
Japan - continued
Aozora Bank Ltd.	1,916,000	$ 5,697,305
Artnature, Inc. (d)	138,300	3,947,370
Asahi Co. Ltd.	199,800	2,653,968
Autobacs Seven Co. Ltd.	202,000	3,123,803
Azbil Corp.	217,100	4,920,240
Coca-Cola Central Japan Co. Ltd.	190,900	4,290,979
Cosmos Pharmaceutical Corp.	31,300	3,346,300
Daikokutenbussan Co. Ltd.	168,700	4,379,418
Glory Ltd.	88,800	2,289,596
Goldcrest Co. Ltd.	306,330	6,385,183
Harmonic Drive Systems, Inc. (d)	136,900	3,876,613
Iida Group Holdings Co. Ltd. (a)	196,082	2,915,290
Iwatsuka Confectionary Co. Ltd.	60,300	3,302,978
Kobayashi Pharmaceutical Co. Ltd.	71,500	4,336,088
Koshidaka Holdings Co. Ltd.	3,900	115,587
Kyoto Kimono Yuzen Co. Ltd.	83,300	824,567
Lasertec Corp. (a)	230,900	2,296,917
Meiko Network Japan Co. Ltd.	112,600	1,217,029
Miraial Co. Ltd.	73,200	1,139,868
Nabtesco Corp.	158,100	3,400,615
Nagaileben Co. Ltd.	275,600	5,305,236
ND Software Co. Ltd.	26,491	478,851
Nihon M&A Center, Inc.	192,000	4,482,848
Nihon Parkerizing Co. Ltd.	324,000	7,064,078
Nippon Seiki Co. Ltd.	150,000	2,618,966
NS Tool Co. Ltd.	17,800	301,208
OBIC Co. Ltd.	185,800	5,570,274
OSG Corp.	488,100	7,868,037
San-Ai Oil Co. Ltd.	326,000	2,168,338
Seven Bank Ltd.	1,923,800	7,282,346
SHO-BOND Holdings Co. Ltd.	168,000	7,567,271
Shoei Co. Ltd.	249,100	3,413,597
Software Service, Inc.	62,900	2,227,202
Techno Medica Co. Ltd.	78,900	1,557,394
The Nippon Synthetic Chemical Industry Co. Ltd.	436,000	2,899,985
TKC Corp.	106,900	2,163,409
Tocalo Co. Ltd.	117,000	1,827,642
Tsutsumi Jewelry Co. Ltd.	81,000	1,834,157
USS Co. Ltd.	955,800	13,920,733
Workman Co. Ltd.	71,300	2,866,367
Yamato Kogyo Co. Ltd.	208,900	6,015,568
TOTAL JAPAN		155,591,612
Common Stocks - continued
	Shares	Value
Korea (South) - 1.8%
Coway Co. Ltd.	118,533	$ 9,350,924
Leeno Industrial, Inc.	102,751	2,958,903
TOTAL KOREA (SOUTH)		12,309,827
Mexico - 0.5%
Consorcio ARA S.A.B. de CV (a)	8,016,818	3,523,472
Netherlands - 4.0%
Aalberts Industries NV	319,501	10,631,584
ASM International NV (depositary receipt)	59,400	2,585,682
Heijmans NV (Certificaten Van Aandelen)	353,833	6,347,210
VastNed Retail NV	151,729	7,803,281
TOTAL NETHERLANDS		27,367,757
Philippines - 0.4%
Jollibee Food Corp.	737,170	2,844,492
South Africa - 1.4%
Clicks Group Ltd.	853,287	5,203,019
Nampak Ltd.	1,249,500	4,655,710
TOTAL SOUTH AFRICA		9,858,729
Spain - 1.3%
Grifols SA	55,232	2,950,105
Prosegur Compania de Seguridad SA (Reg.)	900,990	6,037,444
TOTAL SPAIN		8,987,549
Sweden - 2.5%
Fagerhult AB (d)	156,896	7,793,886
Intrum Justitia AB (d)	307,134	8,884,978
TOTAL SWEDEN		16,678,864
Turkey - 1.1%
Albaraka Turk Katilim Bankasi A/S	4,616,046	3,650,776
Coca-Cola Icecek Sanayi A/S	166,362	3,896,001
TOTAL TURKEY		7,546,777
United Kingdom - 18.2%
Advanced Computer Software Group PLC	925,600	1,863,619
Babcock International Group PLC	139,700	2,816,282
Bellway PLC	319,072	7,752,198
Berendsen PLC	363,063	6,344,504
Britvic PLC	551,971	6,751,962
Dechra Pharmaceuticals PLC	342,500	3,990,111
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Derwent London PLC	99,710	$ 4,579,130
Elementis PLC	1,608,710	7,531,873
Great Portland Estates PLC	678,389	7,181,608
H&T Group PLC	214,353	604,396
Hilton Food Group PLC	217,188	1,956,346
InterContinental Hotel Group PLC ADR	136,426	4,695,783
Johnson Matthey PLC	93,475	5,165,553
Meggitt PLC	618,614	4,978,978
Persimmon PLC	191,863	4,250,112
Rotork PLC	151,700	6,636,336
Shaftesbury PLC	667,673	7,457,084
Spectris PLC	246,178	9,248,144
Spirax-Sarco Engineering PLC	217,621	10,651,833
Ted Baker PLC	111,500	3,480,865
Ultra Electronics Holdings PLC	192,058	5,499,632
Unite Group PLC	1,504,757	10,734,169
TOTAL UNITED KINGDOM		124,170,518
United States of America - 10.9%
ANSYS, Inc. (a)	19,085	1,456,376
Autoliv, Inc.	51,100	5,211,178
Broadridge Financial Solutions, Inc.	46,905	1,798,338
Dril-Quip, Inc. (a)	34,595	3,913,386
Evercore Partners, Inc. Class A	91,000	4,862,130
Greenhill & Co., Inc.	44,174	2,215,326
Kennedy-Wilson Holdings, Inc.	249,729	5,454,081
Martin Marietta Materials, Inc.	49,020	6,094,657
Mohawk Industries, Inc. (a)	45,800	6,064,378
Oceaneering International, Inc.	40,502	2,967,987
PriceSmart, Inc.	115,699	11,111,732
ResMed, Inc. (d)	99,100	4,940,135
Solera Holdings, Inc.	144,056	9,331,948
SS&C Technologies Holdings, Inc. (a)	184,358	7,175,213
The Rubicon Project, Inc.	95,318	1,369,720
TOTAL UNITED STATES OF AMERICA		73,966,585
TOTAL COMMON STOCKS (Cost $472,838,274)		632,433,084
Nonconvertible Preferred Stocks - 0.8%
	Shares	Value
Germany - 0.8%
Sartorius AG (non-vtg.) (Cost $4,783,085)	42,479	$ 5,527,938
Money Market Funds - 8.7%

Fidelity Cash Central Fund, 0.11% (b)	38,268,974	38,268,974
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	20,738,700	20,738,700
TOTAL MONEY MARKET FUNDS (Cost $59,007,674)		59,007,674
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $536,629,033)		696,968,696
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(15,395,876)
NET ASSETS - 100%		$ 681,572,820
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,244
Fidelity Securities Lending Cash Central Fund	104,572
Total	$ 114,816
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 133,152,758

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,809,392) - See accompanying schedule: Unaffiliated issuers (cost $477,621,359)	$ 637,961,022
Fidelity Central Funds (cost $59,007,674)	59,007,674
Total Investments (cost $536,629,033)		$ 696,968,696
Foreign currency held at value (cost $25,116)		25,186
Receivable for investments sold		2,410,991
Receivable for fund shares sold		901,510
Dividends receivable		3,483,931
Distributions receivable from Fidelity Central Funds		59,266
Prepaid expenses		454
Other receivables		4,512
Total assets		703,854,546

Liabilities
Payable for investments purchased	$ 455,089
Payable for fund shares redeemed	299,267
Accrued management fee	542,779
Distribution and service plan fees payable	17,883
Other affiliated payables	153,192
Other payables and accrued expenses	74,816
Collateral on securities loaned, at value	20,738,700
Total liabilities		22,281,726

Net Assets		$ 681,572,820
Net Assets consist of:
Paid in capital		$ 821,023,161
Undistributed net investment income		1,660,619
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(301,466,773)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		160,355,813
Net Assets		$ 681,572,820

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,349,384 ÷ 1,772,225 shares)	$ 14.30

Maximum offering price per share (100/94.25 of $14.30)	$ 15.17
Class T: Net Asset Value and redemption price per share ($10,213,720 ÷ 719,797 shares)	$ 14.19

Maximum offering price per share (100/96.50 of $14.19)	$ 14.70
Class B: Net Asset Value and offering price per share ($1,026,184 ÷ 73,299 shares)A	$ 14.00

Class C: Net Asset Value and offering price per share ($8,870,677 ÷ 637,715 shares)A	$ 13.91

International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($619,917,422 ÷ 42,956,378 shares)	$ 14.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,195,433 ÷ 1,121,075 shares)	$ 14.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 6,188,826
Income from Fidelity Central Funds		114,816
Income before foreign taxes withheld		6,303,642
Less foreign taxes withheld		(531,335)
Total income		5,772,307

Expenses
Management fee Basic fee	$ 2,601,055
Performance adjustment	397,182
Transfer agent fees	714,287
Distribution and service plan fees	104,023
Accounting and security lending fees	153,442
Custodian fees and expenses	73,652
Independent trustees' compensation	1,159
Registration fees	42,653
Audit	39,093
Legal	1,231
Miscellaneous	2,214
Total expenses before reductions	4,129,991
Expense reductions	(3,436)	4,126,555
Net investment income (loss)		1,645,752
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,276,115
Foreign currency transactions	(64,506)
Total net realized gain (loss)		14,211,609
Change in net unrealized appreciation (depreciation) on: Investment securities	17,883,374
Assets and liabilities in foreign currencies	20,588
Total change in net unrealized appreciation (depreciation)		17,903,962
Net gain (loss)		32,115,571
Net increase (decrease) in net assets resulting from operations		$ 33,761,323

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,645,752	$ 3,604,267
Net realized gain (loss)	14,211,609	37,116,732
Change in net unrealized appreciation (depreciation)	17,903,962	71,945,657
Net increase (decrease) in net assets resulting from operations	33,761,323	112,666,656
Distributions to shareholders from net investment income	(3,580,601)	(3,311,096)
Distributions to shareholders from net realized gain	(3,233,620)	(171,255)
Total distributions	(6,814,221)	(3,482,351)
Share transactions - net increase (decrease)	89,633,944	81,271,586
Redemption fees	33,822	56,441
Total increase (decrease) in net assets	116,614,868	190,512,332

Net Assets
Beginning of period	564,957,952	374,445,620
End of period (including undistributed net investment income of $1,660,619 and undistributed net investment income of $3,595,468, respectively)	$ 681,572,820	$ 564,957,952

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 10.78	$ 9.75	$ 9.82	$ 8.07	$ 6.24
Income from Investment Operations
Net investment income (loss) E	.02	.07	.08	.15 H	.06	.06
Net realized and unrealized gain (loss)	.73	2.91	1.07	(.07)	1.85	1.77
Total from investment operations	.75	2.98	1.15	.08	1.91	1.83
Distributions from net investment income	(.06)	(.08)	(.11)	(.11)	(.07)	-
Distributions from net realized gain	(.08)	(.01)	(.01)	(.04)	(.09)	-
Total distributions	(.13) L	(.08) K	(.12)	(.15)	(.16)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.30	$ 13.68	$ 10.78	$ 9.75	$ 9.82	$ 8.07
Total Return B, C, D	5.57%	27.85%	12.00%	.81%	24.05%	29.33%
Ratios to Average Net Assets F, I
Expenses before reductions	1.63% A	1.70%	1.75%	1.34%	1.16%	.94%
Expenses net of fee waivers, if any	1.63% A	1.65%	1.65%	1.33%	1.16%	.94%
Expenses net of all reductions	1.63% A	1.64%	1.64%	1.32%	1.15%	.89%
Net investment income (loss)	.25% A	.59%	.85%	1.44% H	.74%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,349	$ 22,052	$ 18,194	$ 18,686	$ 20,228	$ 18,883
Portfolio turnover rate G	21% A	31%	28%	24%	49%	174%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.08 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.005 per share. L Total distributions of $.13 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 10.69	$ 9.66	$ 9.72	$ 8.00	$ 6.20
Income from Investment Operations
Net investment income (loss) E	- J	.04	.06	.12 H	.04	.05
Net realized and unrealized gain (loss)	.73	2.89	1.06	(.06)	1.83	1.75
Total from investment operations	.73	2.93	1.12	.06	1.87	1.80
Distributions from net investment income	(.02)	(.05)	(.08)	(.08)	(.06)	-
Distributions from net realized gain	(.08)	(.01)	(.01)	(.04)	(.09)	-
Total distributions	(.10)	(.06)	(.09)	(.12)	(.15)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.19	$ 13.56	$ 10.69	$ 9.66	$ 9.72	$ 8.00
Total Return B, C, D	5.45%	27.53%	11.72%	.60%	23.65%	29.03%
Ratios to Average Net Assets F, I
Expenses before reductions	1.89% A	1.96%	2.02%	1.60%	1.43%	1.20%
Expenses net of fee waivers, if any	1.89% A	1.90%	1.90%	1.60%	1.43%	1.20%
Expenses net of all reductions	1.89% A	1.89%	1.89%	1.59%	1.41%	1.15%
Net investment income (loss)	(.01)% A	.34%	.60%	1.17% H	.48%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,214	$ 9,634	$ 8,169	$ 8,701	$ 11,202	$ 11,915
Portfolio turnover rate G	21% A	31%	28%	24%	49%	174%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .54%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 10.50	$ 9.48	$ 9.54	$ 7.87	$ 6.12
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	.01	.07 H	- J	.02
Net realized and unrealized gain (loss)	.72	2.84	1.05	(.06)	1.79	1.73
Total from investment operations	.69	2.82	1.06	.01	1.79	1.75
Distributions from net investment income	-	- J	(.03)	(.06)	(.03)	-
Distributions from net realized gain	-	(.01)	(.01)	(.02)	(.09)	-
Total distributions	-	(.01)	(.04)	(.07) K	(.12)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.00	$ 13.31	$ 10.50	$ 9.48	$ 9.54	$ 7.87
Total Return B, C, D	5.18%	26.86%	11.21%	.10%	23.03%	28.59%
Ratios to Average Net Assets F, I
Expenses before reductions	2.39% A	2.46%	2.50%	2.09%	1.91%	1.69%
Expenses net of fee waivers, if any	2.39% A	2.40%	2.40%	2.09%	1.91%	1.69%
Expenses net of all reductions	2.39% A	2.39%	2.39%	2.07%	1.90%	1.64%
Net investment income (loss)	(.50)% A	(.16)%	.10%	.68% H	(.01)%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,026	$ 1,410	$ 1,966	$ 2,293	$ 2,902	$ 2,799
Portfolio turnover rate G	21% A	31%	28%	24%	49%	174%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.28	$ 10.48	$ 9.47	$ 9.53	$ 7.86	$ 6.11
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	.01	.07 H	- J	.02
Net realized and unrealized gain (loss)	.71	2.84	1.04	(.06)	1.79	1.73
Total from investment operations	.68	2.82	1.05	.01	1.79	1.75
Distributions from net investment income	-	(.01)	(.03)	(.06)	(.03)	-
Distributions from net realized gain	(.05)	(.01)	(.01)	(.02)	(.09)	-
Total distributions	(.05)	(.02)	(.04)	(.07) K	(.12)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 13.91	$ 13.28	$ 10.48	$ 9.47	$ 9.53	$ 7.86
Total Return B, C, D	5.18%	26.91%	11.13%	.10%	23.06%	28.64%
Ratios to Average Net Assets F, I
Expenses before reductions	2.39% A	2.45%	2.50%	2.09%	1.91%	1.68%
Expenses net of fee waivers, if any	2.39% A	2.40%	2.40%	2.09%	1.91%	1.68%
Expenses net of all reductions	2.39% A	2.39%	2.39%	2.07%	1.90%	1.63%
Net investment income (loss)	(.50)% A	(.16)%	.10%	.68% H	(.01)%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,871	$ 8,070	$ 6,608	$ 6,900	$ 8,936	$ 8,543
Portfolio turnover rate G	21% A	31%	28%	24%	49%	174%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap Opportunities

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.82	$ 10.88	$ 9.85	$ 9.92	$ 8.14	$ 6.28
Income from Investment Operations
Net investment income (loss) D	.04	.10	.11	.17 G	.09	.08
Net realized and unrealized gain (loss)	.74	2.95	1.07	(.06)	1.87	1.78
Total from investment operations	.78	3.05	1.18	.11	1.96	1.86
Distributions from net investment income	(.09)	(.10)	(.14)	(.14)	(.09)	- I
Distributions from net realized gain	(.08)	(.01)	(.01)	(.04)	(.09)	-
Total distributions	(.17)	(.11)	(.15)	(.18)	(.18)	- I
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.43	$ 13.82	$ 10.88	$ 9.85	$ 9.92	$ 8.14
Total Return B, C	5.72%	28.24%	12.21%	1.10%	24.43%	29.68%
Ratios to Average Net Assets E, H
Expenses before reductions	1.31% A	1.39%	1.47%	1.08%	.91%	.68%
Expenses net of fee waivers, if any	1.31% A	1.39%	1.40%	1.08%	.91%	.68%
Expenses net of all reductions	1.31% A	1.38%	1.39%	1.06%	.89%	.64%
Net investment income (loss)	.58% A	.85%	1.10%	1.69% G	1.00%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 619,917	$ 518,121	$ 334,918	$ 328,262	$ 398,331	$ 329,128
Portfolio turnover rate F	21% A	31%	28%	24%	49%	174%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.83	$ 10.90	$ 9.86	$ 9.93	$ 8.14	$ 6.27
Income from Investment Operations
Net investment income (loss) D	.04	.11	.11	.18 G	.09	.08
Net realized and unrealized gain (loss)	.75	2.93	1.08	(.06)	1.86	1.79
Total from investment operations	.79	3.04	1.19	.12	1.95	1.87
Distributions from net investment income	(.09)	(.10)	(.14)	(.15)	(.07)	- I
Distributions from net realized gain	(.08)	(.01)	(.01)	(.04)	(.09)	-
Total distributions	(.17)	(.11)	(.15)	(.19)	(.16)	- I
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.45	$ 13.83	$ 10.90	$ 9.86	$ 9.93	$ 8.14
Total Return B, C	5.80%	28.11%	12.32%	1.13%	24.33%	29.87%
Ratios to Average Net Assets E, H
Expenses before reductions	1.35% A	1.38%	1.44%	1.03%	.90%	.68%
Expenses net of fee waivers, if any	1.35% A	1.37%	1.40%	1.03%	.90%	.68%
Expenses net of all reductions	1.35% A	1.37%	1.39%	1.02%	.88%	.64%
Net investment income (loss)	.54% A	.87%	1.10%	1.74% G	1.01%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,195	$ 5,670	$ 4,591	$ 1,395	$ 2,418	$ 2,022
Portfolio turnover rate F	21% A	31%	28%	24%	49%	174%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.11%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap Opportunities and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 167,876,322
Gross unrealized depreciation	(12,173,054)
Net unrealized appreciation (depreciation) on securities and other investments	$ 155,703,268

Tax cost	$ 541,265,428

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (310,053,876)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $115,049,300 and $60,999,842, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap Opportunities as compared to its benchmark index, the MSCI EAFE Small Cap Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .98% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 29,534	$ 683
Class T	.25%	.25%	24,730	269
Class B	.75%	.25%	6,060	4,574
Class C	.75%	.25%	43,699	7,050
			$ 104,023	$ 12,576

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,489
Class T	964
Class B*	111
Class C*	128
$ 5,692

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 35,630.30
Class T	15,407.31
Class B	1,844.30
Class C	13,269.30
International Small Cap Opportunities	634,841.23
Institutional Class	13,296.27
	$ 714,287

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $411 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $547 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $104,572. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $41 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11.

Semiannual Report

8. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $3,384.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 88,584	$ 127,604
Class T	17,038	40,329
Class B	-	540
Class C	-	6,860
International Small Cap Opportunities	3,435,414	3,098,688
Institutional Class	39,565	37,075
Total	$ 3,580,601	$ 3,311,096
From net realized gain
Class A	$ 127,238	$ 8,286
Class T	56,084	3,734
Class B	-	900
Class C	33,933	3,118
International Small Cap Opportunities	2,982,391	153,400
Institutional Class	33,974	1,817
Total	$ 3,233,620	$ 171,255

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	297,654	373,515	$ 4,139,866	$ 4,517,568
Reinvestment of distributions	14,226	10,878	191,200	119,442
Shares redeemed	(151,323)	(460,010)	(2,095,590)	(5,504,745)
Net increase (decrease)	160,557	(75,617)	$ 2,235,476	$ (867,735)
Class T
Shares sold	49,293	94,833	$ 684,993	$ 1,133,727
Reinvestment of distributions	5,309	3,872	70,882	42,245
Shares redeemed	(45,256)	(152,245)	(627,426)	(1,813,542)
Net increase (decrease)	9,346	(53,540)	$ 128,449	$ (637,570)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class B
Shares sold	1,215	2,465	$ 16,790	$ 28,055
Reinvestment of distributions	-	123	-	1,326
Shares redeemed	(33,871)	(83,897)	(461,046)	(970,172)
Net increase (decrease)	(32,656)	(81,309)	$ (444,256)	$ (940,791)
Class C
Shares sold	111,963	106,942	$ 1,505,232	$ 1,277,851
Reinvestment of distributions	2,336	870	30,621	9,335
Shares redeemed	(84,342)	(130,535)	(1,153,989)	(1,517,604)
Net increase (decrease)	29,957	(22,723)	$ 381,864	$ (230,418)
International Small Cap Opportunities
Shares sold	8,592,519	13,306,080	$ 121,260,191	$ 163,920,015
Reinvestment of distributions	360,554	279,367	4,881,895	3,092,593
Shares redeemed	(3,493,594)	(6,858,430)	(48,943,172)	(83,019,406)
Net increase (decrease)	5,459,479	6,727,017	$ 77,198,914	$ 83,993,202
Institutional Class
Shares sold	787,446	107,232	$ 11,201,485	$ 1,308,852
Reinvestment of distributions	4,980	3,187	67,530	35,307
Shares redeemed	(81,199)	(121,854)	(1,135,518)	(1,389,261)
Net increase (decrease)	711,227	(11,435)	$ 10,133,497	$ (45,102)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

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(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

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(U.K.) Inc.

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FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

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Operations Company, Inc.

Boston, MA

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Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

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Fidelity Advisor®

International Small Cap Opportunities

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Class A, Class T, Class B
and Class C are classes of
Fidelity® International
Small Cap Opportunities Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.63%
Actual		$ 1,000.00	$ 1,055.70	$ 8.31
HypotheticalA		$ 1,000.00	$ 1,016.71	$ 8.15
Class T	1.89%
Actual		$ 1,000.00	$ 1,054.50	$ 9.63
HypotheticalA		$ 1,000.00	$ 1,015.42	$ 9.44
Class B	2.39%
Actual		$ 1,000.00	$ 1,051.80	$ 12.16
HypotheticalA		$ 1,000.00	$ 1,012.94	$ 11.93
Class C	2.39%
Actual		$ 1,000.00	$ 1,051.80	$ 12.16
HypotheticalA		$ 1,000.00	$ 1,012.94	$ 11.93
International Small Cap Opportunities	1.31%
Actual		$ 1,000.00	$ 1,057.20	$ 6.68
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.56
Institutional Class	1.35%
Actual		$ 1,000.00	$ 1,058.00	$ 6.89
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Japan 22.8%
United Kingdom 18.2%
United States of America* 17.3%
Germany 5.6%
Italy 4.4%
Netherlands 4.0%
Sweden 2.5%
France 2.3%
Ireland 2.2%
Other 20.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of October 31, 2013
Japan 26.1%
United Kingdom 19.3%
United States of America* 14.6%
Germany 5.1%
Italy 3.5%
Netherlands 3.5%
France 2.4%
Sweden 2.1%
Ireland 2.0%
Other 21.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	93.6	97.6
Short-Term Investments and Net Other Assets (Liabilities)	6.4	2.4
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
USS Co. Ltd. (Japan, Specialty Retail)	2.0	2.3
Azimut Holding SpA (Italy, Capital Markets)	1.7	1.4
PriceSmart, Inc. (United States of America, Food & Staples Retailing)	1.6	1.9
Interpump Group SpA (Italy, Machinery)	1.6	1.4
Unite Group PLC (United Kingdom, Real Estate Management & Development)	1.6	1.3
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	1.6	1.5
Aalberts Industries NV (Netherlands, Machinery)	1.6	1.6
CTS Eventim AG (Germany, Media)	1.5	1.4
Coway Co. Ltd. (Korea (South), Household Durables)	1.4	1.0
Solera Holdings, Inc. (United States of America, Software)	1.4	1.1
	16.0
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	21.0	24.1
Financials	19.3	18.5
Consumer Discretionary	16.9	18.5
Materials	9.8	9.8
Consumer Staples	9.1	10.4
Information Technology	7.9	7.0
Health Care	6.7	6.0
Energy	2.9	3.3

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
Australia - 1.8%
DuluxGroup Ltd.	508,583	$ 2,707,274
Imdex Ltd. (a)	1,476,389	1,008,101
Ramsay Health Care Ltd.	83,199	3,463,449
RCG Corp. Ltd.	3,726,715	2,579,278
Sydney Airport unit	665,862	2,610,432
TOTAL AUSTRALIA		12,368,534
Austria - 1.4%
Andritz AG	111,900	6,944,861
Zumtobel AG	139,181	2,896,391
TOTAL AUSTRIA		9,841,252
Bailiwick of Jersey - 1.0%
Informa PLC	816,781	6,651,173
Belgium - 1.5%
Gimv NV	71,688	3,716,684
KBC Ancora (a)	171,138	6,272,856
TOTAL BELGIUM		9,989,540
Bermuda - 0.7%
Lazard Ltd. Class A	61,499	2,893,528
Vostok Nafta Investment Ltd. SDR (a)	240,199	1,570,001
TOTAL BERMUDA		4,463,529
Brazil - 0.3%
Arezzo Industria e Comercio SA	152,300	1,704,175
British Virgin Islands - 0.3%
Gem Diamonds Ltd. (a)	822,698	2,305,812
Canada - 1.6%
Pason Systems, Inc.	273,200	7,587,435
ShawCor Ltd. Class A	80,700	3,594,520
TOTAL CANADA		11,181,955
Denmark - 1.8%
Jyske Bank A/S (Reg.) (a)	111,827	6,142,171
Spar Nord Bank A/S	521,369	5,862,979
TOTAL DENMARK		12,005,150
Finland - 1.2%
Nokian Tyres PLC	64,000	2,541,181
Tikkurila Oyj	214,120	5,311,422
TOTAL FINLAND		7,852,603
Common Stocks - continued
	Shares	Value
France - 2.3%
Laurent-Perrier Group SA	30,163	$ 3,017,143
Remy Cointreau SA	20,673	1,818,069
Saft Groupe SA	55,075	1,958,345
Solocal Group SA (a)	788,699	1,805,433
Vetoquinol SA	55,184	3,008,789
Virbac SA	16,700	4,002,401
TOTAL FRANCE		15,610,180
Germany - 4.8%
alstria office REIT-AG	243,000	3,352,719
Bilfinger Berger AG	51,646	6,135,482
CompuGroup Medical AG	269,478	7,181,856
CTS Eventim AG	163,640	10,420,491
Fielmann AG	43,437	5,872,563
TOTAL GERMANY		32,963,111
Greece - 0.8%
Titan Cement Co. SA (Reg.)	179,080	5,639,739
India - 0.5%
Jyothy Laboratories Ltd. (a)	1,076,294	3,391,357
Ireland - 2.2%
FBD Holdings PLC	240,328	5,783,153
James Hardie Industries PLC:
CDI	165,775	2,112,948
sponsored ADR	109,915	7,049,948
TOTAL IRELAND		14,946,049
Israel - 1.3%
Azrieli Group	86,005	2,910,327
Ituran Location & Control Ltd.	76,286	1,832,390
Sarine Technologies Ltd.	982,000	2,169,690
Strauss Group Ltd.	108,244	1,957,807
TOTAL ISRAEL		8,870,214
Italy - 4.4%
Azimut Holding SpA	366,873	11,426,629
Beni Stabili SpA SIIQ (d)	8,281,989	7,393,826
Interpump Group SpA	775,305	10,982,074
TOTAL ITALY		29,802,529
Japan - 22.8%
Air Water, Inc.	121,000	1,698,391
Common Stocks - continued
	Shares	Value
Japan - continued
Aozora Bank Ltd.	1,916,000	$ 5,697,305
Artnature, Inc. (d)	138,300	3,947,370
Asahi Co. Ltd.	199,800	2,653,968
Autobacs Seven Co. Ltd.	202,000	3,123,803
Azbil Corp.	217,100	4,920,240
Coca-Cola Central Japan Co. Ltd.	190,900	4,290,979
Cosmos Pharmaceutical Corp.	31,300	3,346,300
Daikokutenbussan Co. Ltd.	168,700	4,379,418
Glory Ltd.	88,800	2,289,596
Goldcrest Co. Ltd.	306,330	6,385,183
Harmonic Drive Systems, Inc. (d)	136,900	3,876,613
Iida Group Holdings Co. Ltd. (a)	196,082	2,915,290
Iwatsuka Confectionary Co. Ltd.	60,300	3,302,978
Kobayashi Pharmaceutical Co. Ltd.	71,500	4,336,088
Koshidaka Holdings Co. Ltd.	3,900	115,587
Kyoto Kimono Yuzen Co. Ltd.	83,300	824,567
Lasertec Corp. (a)	230,900	2,296,917
Meiko Network Japan Co. Ltd.	112,600	1,217,029
Miraial Co. Ltd.	73,200	1,139,868
Nabtesco Corp.	158,100	3,400,615
Nagaileben Co. Ltd.	275,600	5,305,236
ND Software Co. Ltd.	26,491	478,851
Nihon M&A Center, Inc.	192,000	4,482,848
Nihon Parkerizing Co. Ltd.	324,000	7,064,078
Nippon Seiki Co. Ltd.	150,000	2,618,966
NS Tool Co. Ltd.	17,800	301,208
OBIC Co. Ltd.	185,800	5,570,274
OSG Corp.	488,100	7,868,037
San-Ai Oil Co. Ltd.	326,000	2,168,338
Seven Bank Ltd.	1,923,800	7,282,346
SHO-BOND Holdings Co. Ltd.	168,000	7,567,271
Shoei Co. Ltd.	249,100	3,413,597
Software Service, Inc.	62,900	2,227,202
Techno Medica Co. Ltd.	78,900	1,557,394
The Nippon Synthetic Chemical Industry Co. Ltd.	436,000	2,899,985
TKC Corp.	106,900	2,163,409
Tocalo Co. Ltd.	117,000	1,827,642
Tsutsumi Jewelry Co. Ltd.	81,000	1,834,157
USS Co. Ltd.	955,800	13,920,733
Workman Co. Ltd.	71,300	2,866,367
Yamato Kogyo Co. Ltd.	208,900	6,015,568
TOTAL JAPAN		155,591,612
Common Stocks - continued
	Shares	Value
Korea (South) - 1.8%
Coway Co. Ltd.	118,533	$ 9,350,924
Leeno Industrial, Inc.	102,751	2,958,903
TOTAL KOREA (SOUTH)		12,309,827
Mexico - 0.5%
Consorcio ARA S.A.B. de CV (a)	8,016,818	3,523,472
Netherlands - 4.0%
Aalberts Industries NV	319,501	10,631,584
ASM International NV (depositary receipt)	59,400	2,585,682
Heijmans NV (Certificaten Van Aandelen)	353,833	6,347,210
VastNed Retail NV	151,729	7,803,281
TOTAL NETHERLANDS		27,367,757
Philippines - 0.4%
Jollibee Food Corp.	737,170	2,844,492
South Africa - 1.4%
Clicks Group Ltd.	853,287	5,203,019
Nampak Ltd.	1,249,500	4,655,710
TOTAL SOUTH AFRICA		9,858,729
Spain - 1.3%
Grifols SA	55,232	2,950,105
Prosegur Compania de Seguridad SA (Reg.)	900,990	6,037,444
TOTAL SPAIN		8,987,549
Sweden - 2.5%
Fagerhult AB (d)	156,896	7,793,886
Intrum Justitia AB (d)	307,134	8,884,978
TOTAL SWEDEN		16,678,864
Turkey - 1.1%
Albaraka Turk Katilim Bankasi A/S	4,616,046	3,650,776
Coca-Cola Icecek Sanayi A/S	166,362	3,896,001
TOTAL TURKEY		7,546,777
United Kingdom - 18.2%
Advanced Computer Software Group PLC	925,600	1,863,619
Babcock International Group PLC	139,700	2,816,282
Bellway PLC	319,072	7,752,198
Berendsen PLC	363,063	6,344,504
Britvic PLC	551,971	6,751,962
Dechra Pharmaceuticals PLC	342,500	3,990,111
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Derwent London PLC	99,710	$ 4,579,130
Elementis PLC	1,608,710	7,531,873
Great Portland Estates PLC	678,389	7,181,608
H&T Group PLC	214,353	604,396
Hilton Food Group PLC	217,188	1,956,346
InterContinental Hotel Group PLC ADR	136,426	4,695,783
Johnson Matthey PLC	93,475	5,165,553
Meggitt PLC	618,614	4,978,978
Persimmon PLC	191,863	4,250,112
Rotork PLC	151,700	6,636,336
Shaftesbury PLC	667,673	7,457,084
Spectris PLC	246,178	9,248,144
Spirax-Sarco Engineering PLC	217,621	10,651,833
Ted Baker PLC	111,500	3,480,865
Ultra Electronics Holdings PLC	192,058	5,499,632
Unite Group PLC	1,504,757	10,734,169
TOTAL UNITED KINGDOM		124,170,518
United States of America - 10.9%
ANSYS, Inc. (a)	19,085	1,456,376
Autoliv, Inc.	51,100	5,211,178
Broadridge Financial Solutions, Inc.	46,905	1,798,338
Dril-Quip, Inc. (a)	34,595	3,913,386
Evercore Partners, Inc. Class A	91,000	4,862,130
Greenhill & Co., Inc.	44,174	2,215,326
Kennedy-Wilson Holdings, Inc.	249,729	5,454,081
Martin Marietta Materials, Inc.	49,020	6,094,657
Mohawk Industries, Inc. (a)	45,800	6,064,378
Oceaneering International, Inc.	40,502	2,967,987
PriceSmart, Inc.	115,699	11,111,732
ResMed, Inc. (d)	99,100	4,940,135
Solera Holdings, Inc.	144,056	9,331,948
SS&C Technologies Holdings, Inc. (a)	184,358	7,175,213
The Rubicon Project, Inc.	95,318	1,369,720
TOTAL UNITED STATES OF AMERICA		73,966,585
TOTAL COMMON STOCKS (Cost $472,838,274)		632,433,084
Nonconvertible Preferred Stocks - 0.8%
	Shares	Value
Germany - 0.8%
Sartorius AG (non-vtg.) (Cost $4,783,085)	42,479	$ 5,527,938
Money Market Funds - 8.7%

Fidelity Cash Central Fund, 0.11% (b)	38,268,974	38,268,974
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	20,738,700	20,738,700
TOTAL MONEY MARKET FUNDS (Cost $59,007,674)		59,007,674
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $536,629,033)		696,968,696
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(15,395,876)
NET ASSETS - 100%		$ 681,572,820
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,244
Fidelity Securities Lending Cash Central Fund	104,572
Total	$ 114,816
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 133,152,758

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,809,392) - See accompanying schedule: Unaffiliated issuers (cost $477,621,359)	$ 637,961,022
Fidelity Central Funds (cost $59,007,674)	59,007,674
Total Investments (cost $536,629,033)		$ 696,968,696
Foreign currency held at value (cost $25,116)		25,186
Receivable for investments sold		2,410,991
Receivable for fund shares sold		901,510
Dividends receivable		3,483,931
Distributions receivable from Fidelity Central Funds		59,266
Prepaid expenses		454
Other receivables		4,512
Total assets		703,854,546

Liabilities
Payable for investments purchased	$ 455,089
Payable for fund shares redeemed	299,267
Accrued management fee	542,779
Distribution and service plan fees payable	17,883
Other affiliated payables	153,192
Other payables and accrued expenses	74,816
Collateral on securities loaned, at value	20,738,700
Total liabilities		22,281,726

Net Assets		$ 681,572,820
Net Assets consist of:
Paid in capital		$ 821,023,161
Undistributed net investment income		1,660,619
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(301,466,773)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		160,355,813
Net Assets		$ 681,572,820

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,349,384 ÷ 1,772,225 shares)	$ 14.30

Maximum offering price per share (100/94.25 of $14.30)	$ 15.17
Class T: Net Asset Value and redemption price per share ($10,213,720 ÷ 719,797 shares)	$ 14.19

Maximum offering price per share (100/96.50 of $14.19)	$ 14.70
Class B: Net Asset Value and offering price per share ($1,026,184 ÷ 73,299 shares)A	$ 14.00

Class C: Net Asset Value and offering price per share ($8,870,677 ÷ 637,715 shares)A	$ 13.91

International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($619,917,422 ÷ 42,956,378 shares)	$ 14.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,195,433 ÷ 1,121,075 shares)	$ 14.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 6,188,826
Income from Fidelity Central Funds		114,816
Income before foreign taxes withheld		6,303,642
Less foreign taxes withheld		(531,335)
Total income		5,772,307

Expenses
Management fee Basic fee	$ 2,601,055
Performance adjustment	397,182
Transfer agent fees	714,287
Distribution and service plan fees	104,023
Accounting and security lending fees	153,442
Custodian fees and expenses	73,652
Independent trustees' compensation	1,159
Registration fees	42,653
Audit	39,093
Legal	1,231
Miscellaneous	2,214
Total expenses before reductions	4,129,991
Expense reductions	(3,436)	4,126,555
Net investment income (loss)		1,645,752
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,276,115
Foreign currency transactions	(64,506)
Total net realized gain (loss)		14,211,609
Change in net unrealized appreciation (depreciation) on: Investment securities	17,883,374
Assets and liabilities in foreign currencies	20,588
Total change in net unrealized appreciation (depreciation)		17,903,962
Net gain (loss)		32,115,571
Net increase (decrease) in net assets resulting from operations		$ 33,761,323

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,645,752	$ 3,604,267
Net realized gain (loss)	14,211,609	37,116,732
Change in net unrealized appreciation (depreciation)	17,903,962	71,945,657
Net increase (decrease) in net assets resulting from operations	33,761,323	112,666,656
Distributions to shareholders from net investment income	(3,580,601)	(3,311,096)
Distributions to shareholders from net realized gain	(3,233,620)	(171,255)
Total distributions	(6,814,221)	(3,482,351)
Share transactions - net increase (decrease)	89,633,944	81,271,586
Redemption fees	33,822	56,441
Total increase (decrease) in net assets	116,614,868	190,512,332

Net Assets
Beginning of period	564,957,952	374,445,620
End of period (including undistributed net investment income of $1,660,619 and undistributed net investment income of $3,595,468, respectively)	$ 681,572,820	$ 564,957,952

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 10.78	$ 9.75	$ 9.82	$ 8.07	$ 6.24
Income from Investment Operations
Net investment income (loss) E	.02	.07	.08	.15 H	.06	.06
Net realized and unrealized gain (loss)	.73	2.91	1.07	(.07)	1.85	1.77
Total from investment operations	.75	2.98	1.15	.08	1.91	1.83
Distributions from net investment income	(.06)	(.08)	(.11)	(.11)	(.07)	-
Distributions from net realized gain	(.08)	(.01)	(.01)	(.04)	(.09)	-
Total distributions	(.13) L	(.08) K	(.12)	(.15)	(.16)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.30	$ 13.68	$ 10.78	$ 9.75	$ 9.82	$ 8.07
Total Return B, C, D	5.57%	27.85%	12.00%	.81%	24.05%	29.33%
Ratios to Average Net Assets F, I
Expenses before reductions	1.63% A	1.70%	1.75%	1.34%	1.16%	.94%
Expenses net of fee waivers, if any	1.63% A	1.65%	1.65%	1.33%	1.16%	.94%
Expenses net of all reductions	1.63% A	1.64%	1.64%	1.32%	1.15%	.89%
Net investment income (loss)	.25% A	.59%	.85%	1.44% H	.74%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,349	$ 22,052	$ 18,194	$ 18,686	$ 20,228	$ 18,883
Portfolio turnover rate G	21% A	31%	28%	24%	49%	174%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.08 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.005 per share. L Total distributions of $.13 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 10.69	$ 9.66	$ 9.72	$ 8.00	$ 6.20
Income from Investment Operations
Net investment income (loss) E	- J	.04	.06	.12 H	.04	.05
Net realized and unrealized gain (loss)	.73	2.89	1.06	(.06)	1.83	1.75
Total from investment operations	.73	2.93	1.12	.06	1.87	1.80
Distributions from net investment income	(.02)	(.05)	(.08)	(.08)	(.06)	-
Distributions from net realized gain	(.08)	(.01)	(.01)	(.04)	(.09)	-
Total distributions	(.10)	(.06)	(.09)	(.12)	(.15)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.19	$ 13.56	$ 10.69	$ 9.66	$ 9.72	$ 8.00
Total Return B, C, D	5.45%	27.53%	11.72%	.60%	23.65%	29.03%
Ratios to Average Net Assets F, I
Expenses before reductions	1.89% A	1.96%	2.02%	1.60%	1.43%	1.20%
Expenses net of fee waivers, if any	1.89% A	1.90%	1.90%	1.60%	1.43%	1.20%
Expenses net of all reductions	1.89% A	1.89%	1.89%	1.59%	1.41%	1.15%
Net investment income (loss)	(.01)% A	.34%	.60%	1.17% H	.48%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,214	$ 9,634	$ 8,169	$ 8,701	$ 11,202	$ 11,915
Portfolio turnover rate G	21% A	31%	28%	24%	49%	174%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .54%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 10.50	$ 9.48	$ 9.54	$ 7.87	$ 6.12
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	.01	.07 H	- J	.02
Net realized and unrealized gain (loss)	.72	2.84	1.05	(.06)	1.79	1.73
Total from investment operations	.69	2.82	1.06	.01	1.79	1.75
Distributions from net investment income	-	- J	(.03)	(.06)	(.03)	-
Distributions from net realized gain	-	(.01)	(.01)	(.02)	(.09)	-
Total distributions	-	(.01)	(.04)	(.07) K	(.12)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.00	$ 13.31	$ 10.50	$ 9.48	$ 9.54	$ 7.87
Total Return B, C, D	5.18%	26.86%	11.21%	.10%	23.03%	28.59%
Ratios to Average Net Assets F, I
Expenses before reductions	2.39% A	2.46%	2.50%	2.09%	1.91%	1.69%
Expenses net of fee waivers, if any	2.39% A	2.40%	2.40%	2.09%	1.91%	1.69%
Expenses net of all reductions	2.39% A	2.39%	2.39%	2.07%	1.90%	1.64%
Net investment income (loss)	(.50)% A	(.16)%	.10%	.68% H	(.01)%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,026	$ 1,410	$ 1,966	$ 2,293	$ 2,902	$ 2,799
Portfolio turnover rate G	21% A	31%	28%	24%	49%	174%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.28	$ 10.48	$ 9.47	$ 9.53	$ 7.86	$ 6.11
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	.01	.07 H	- J	.02
Net realized and unrealized gain (loss)	.71	2.84	1.04	(.06)	1.79	1.73
Total from investment operations	.68	2.82	1.05	.01	1.79	1.75
Distributions from net investment income	-	(.01)	(.03)	(.06)	(.03)	-
Distributions from net realized gain	(.05)	(.01)	(.01)	(.02)	(.09)	-
Total distributions	(.05)	(.02)	(.04)	(.07) K	(.12)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 13.91	$ 13.28	$ 10.48	$ 9.47	$ 9.53	$ 7.86
Total Return B, C, D	5.18%	26.91%	11.13%	.10%	23.06%	28.64%
Ratios to Average Net Assets F, I
Expenses before reductions	2.39% A	2.45%	2.50%	2.09%	1.91%	1.68%
Expenses net of fee waivers, if any	2.39% A	2.40%	2.40%	2.09%	1.91%	1.68%
Expenses net of all reductions	2.39% A	2.39%	2.39%	2.07%	1.90%	1.63%
Net investment income (loss)	(.50)% A	(.16)%	.10%	.68% H	(.01)%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,871	$ 8,070	$ 6,608	$ 6,900	$ 8,936	$ 8,543
Portfolio turnover rate G	21% A	31%	28%	24%	49%	174%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap Opportunities

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.82	$ 10.88	$ 9.85	$ 9.92	$ 8.14	$ 6.28
Income from Investment Operations
Net investment income (loss) D	.04	.10	.11	.17 G	.09	.08
Net realized and unrealized gain (loss)	.74	2.95	1.07	(.06)	1.87	1.78
Total from investment operations	.78	3.05	1.18	.11	1.96	1.86
Distributions from net investment income	(.09)	(.10)	(.14)	(.14)	(.09)	- I
Distributions from net realized gain	(.08)	(.01)	(.01)	(.04)	(.09)	-
Total distributions	(.17)	(.11)	(.15)	(.18)	(.18)	- I
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.43	$ 13.82	$ 10.88	$ 9.85	$ 9.92	$ 8.14
Total Return B, C	5.72%	28.24%	12.21%	1.10%	24.43%	29.68%
Ratios to Average Net Assets E, H
Expenses before reductions	1.31% A	1.39%	1.47%	1.08%	.91%	.68%
Expenses net of fee waivers, if any	1.31% A	1.39%	1.40%	1.08%	.91%	.68%
Expenses net of all reductions	1.31% A	1.38%	1.39%	1.06%	.89%	.64%
Net investment income (loss)	.58% A	.85%	1.10%	1.69% G	1.00%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 619,917	$ 518,121	$ 334,918	$ 328,262	$ 398,331	$ 329,128
Portfolio turnover rate F	21% A	31%	28%	24%	49%	174%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.83	$ 10.90	$ 9.86	$ 9.93	$ 8.14	$ 6.27
Income from Investment Operations
Net investment income (loss) D	.04	.11	.11	.18 G	.09	.08
Net realized and unrealized gain (loss)	.75	2.93	1.08	(.06)	1.86	1.79
Total from investment operations	.79	3.04	1.19	.12	1.95	1.87
Distributions from net investment income	(.09)	(.10)	(.14)	(.15)	(.07)	- I
Distributions from net realized gain	(.08)	(.01)	(.01)	(.04)	(.09)	-
Total distributions	(.17)	(.11)	(.15)	(.19)	(.16)	- I
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.45	$ 13.83	$ 10.90	$ 9.86	$ 9.93	$ 8.14
Total Return B, C	5.80%	28.11%	12.32%	1.13%	24.33%	29.87%
Ratios to Average Net Assets E, H
Expenses before reductions	1.35% A	1.38%	1.44%	1.03%	.90%	.68%
Expenses net of fee waivers, if any	1.35% A	1.37%	1.40%	1.03%	.90%	.68%
Expenses net of all reductions	1.35% A	1.37%	1.39%	1.02%	.88%	.64%
Net investment income (loss)	.54% A	.87%	1.10%	1.74% G	1.01%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,195	$ 5,670	$ 4,591	$ 1,395	$ 2,418	$ 2,022
Portfolio turnover rate F	21% A	31%	28%	24%	49%	174%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.11%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap Opportunities and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 167,876,322
Gross unrealized depreciation	(12,173,054)
Net unrealized appreciation (depreciation) on securities and other investments	$ 155,703,268

Tax cost	$ 541,265,428

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (310,053,876)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $115,049,300 and $60,999,842, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap Opportunities as compared to its benchmark index, the MSCI EAFE Small Cap Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .98% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 29,534	$ 683
Class T	.25%	.25%	24,730	269
Class B	.75%	.25%	6,060	4,574
Class C	.75%	.25%	43,699	7,050
			$ 104,023	$ 12,576

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,489
Class T	964
Class B*	111
Class C*	128
$ 5,692

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 35,630.30
Class T	15,407.31
Class B	1,844.30
Class C	13,269.30
International Small Cap Opportunities	634,841.23
Institutional Class	13,296.27
	$ 714,287

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $411 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $547 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $104,572. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $41 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11.

Semiannual Report

8. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $3,384.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 88,584	$ 127,604
Class T	17,038	40,329
Class B	-	540
Class C	-	6,860
International Small Cap Opportunities	3,435,414	3,098,688
Institutional Class	39,565	37,075
Total	$ 3,580,601	$ 3,311,096
From net realized gain
Class A	$ 127,238	$ 8,286
Class T	56,084	3,734
Class B	-	900
Class C	33,933	3,118
International Small Cap Opportunities	2,982,391	153,400
Institutional Class	33,974	1,817
Total	$ 3,233,620	$ 171,255

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	297,654	373,515	$ 4,139,866	$ 4,517,568
Reinvestment of distributions	14,226	10,878	191,200	119,442
Shares redeemed	(151,323)	(460,010)	(2,095,590)	(5,504,745)
Net increase (decrease)	160,557	(75,617)	$ 2,235,476	$ (867,735)
Class T
Shares sold	49,293	94,833	$ 684,993	$ 1,133,727
Reinvestment of distributions	5,309	3,872	70,882	42,245
Shares redeemed	(45,256)	(152,245)	(627,426)	(1,813,542)
Net increase (decrease)	9,346	(53,540)	$ 128,449	$ (637,570)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class B
Shares sold	1,215	2,465	$ 16,790	$ 28,055
Reinvestment of distributions	-	123	-	1,326
Shares redeemed	(33,871)	(83,897)	(461,046)	(970,172)
Net increase (decrease)	(32,656)	(81,309)	$ (444,256)	$ (940,791)
Class C
Shares sold	111,963	106,942	$ 1,505,232	$ 1,277,851
Reinvestment of distributions	2,336	870	30,621	9,335
Shares redeemed	(84,342)	(130,535)	(1,153,989)	(1,517,604)
Net increase (decrease)	29,957	(22,723)	$ 381,864	$ (230,418)
International Small Cap Opportunities
Shares sold	8,592,519	13,306,080	$ 121,260,191	$ 163,920,015
Reinvestment of distributions	360,554	279,367	4,881,895	3,092,593
Shares redeemed	(3,493,594)	(6,858,430)	(48,943,172)	(83,019,406)
Net increase (decrease)	5,459,479	6,727,017	$ 77,198,914	$ 83,993,202
Institutional Class
Shares sold	787,446	107,232	$ 11,201,485	$ 1,308,852
Reinvestment of distributions	4,980	3,187	67,530	35,307
Shares redeemed	(81,199)	(121,854)	(1,135,518)	(1,389,261)
Net increase (decrease)	711,227	(11,435)	$ 10,133,497	$ (45,102)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AILS-USAN-0614
1.815093.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Small Cap Opportunities

Fund - Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
International Small Cap
Opportunities Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.63%
Actual		$ 1,000.00	$ 1,055.70	$ 8.31
HypotheticalA		$ 1,000.00	$ 1,016.71	$ 8.15
Class T	1.89%
Actual		$ 1,000.00	$ 1,054.50	$ 9.63
HypotheticalA		$ 1,000.00	$ 1,015.42	$ 9.44
Class B	2.39%
Actual		$ 1,000.00	$ 1,051.80	$ 12.16
HypotheticalA		$ 1,000.00	$ 1,012.94	$ 11.93
Class C	2.39%
Actual		$ 1,000.00	$ 1,051.80	$ 12.16
HypotheticalA		$ 1,000.00	$ 1,012.94	$ 11.93
International Small Cap Opportunities	1.31%
Actual		$ 1,000.00	$ 1,057.20	$ 6.68
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.56
Institutional Class	1.35%
Actual		$ 1,000.00	$ 1,058.00	$ 6.89
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Japan 22.8%
United Kingdom 18.2%
United States of America* 17.3%
Germany 5.6%
Italy 4.4%
Netherlands 4.0%
Sweden 2.5%
France 2.3%
Ireland 2.2%
Other 20.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of October 31, 2013
Japan 26.1%
United Kingdom 19.3%
United States of America* 14.6%
Germany 5.1%
Italy 3.5%
Netherlands 3.5%
France 2.4%
Sweden 2.1%
Ireland 2.0%
Other 21.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	93.6	97.6
Short-Term Investments and Net Other Assets (Liabilities)	6.4	2.4
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
USS Co. Ltd. (Japan, Specialty Retail)	2.0	2.3
Azimut Holding SpA (Italy, Capital Markets)	1.7	1.4
PriceSmart, Inc. (United States of America, Food & Staples Retailing)	1.6	1.9
Interpump Group SpA (Italy, Machinery)	1.6	1.4
Unite Group PLC (United Kingdom, Real Estate Management & Development)	1.6	1.3
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	1.6	1.5
Aalberts Industries NV (Netherlands, Machinery)	1.6	1.6
CTS Eventim AG (Germany, Media)	1.5	1.4
Coway Co. Ltd. (Korea (South), Household Durables)	1.4	1.0
Solera Holdings, Inc. (United States of America, Software)	1.4	1.1
	16.0
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	21.0	24.1
Financials	19.3	18.5
Consumer Discretionary	16.9	18.5
Materials	9.8	9.8
Consumer Staples	9.1	10.4
Information Technology	7.9	7.0
Health Care	6.7	6.0
Energy	2.9	3.3

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
Australia - 1.8%
DuluxGroup Ltd.	508,583	$ 2,707,274
Imdex Ltd. (a)	1,476,389	1,008,101
Ramsay Health Care Ltd.	83,199	3,463,449
RCG Corp. Ltd.	3,726,715	2,579,278
Sydney Airport unit	665,862	2,610,432
TOTAL AUSTRALIA		12,368,534
Austria - 1.4%
Andritz AG	111,900	6,944,861
Zumtobel AG	139,181	2,896,391
TOTAL AUSTRIA		9,841,252
Bailiwick of Jersey - 1.0%
Informa PLC	816,781	6,651,173
Belgium - 1.5%
Gimv NV	71,688	3,716,684
KBC Ancora (a)	171,138	6,272,856
TOTAL BELGIUM		9,989,540
Bermuda - 0.7%
Lazard Ltd. Class A	61,499	2,893,528
Vostok Nafta Investment Ltd. SDR (a)	240,199	1,570,001
TOTAL BERMUDA		4,463,529
Brazil - 0.3%
Arezzo Industria e Comercio SA	152,300	1,704,175
British Virgin Islands - 0.3%
Gem Diamonds Ltd. (a)	822,698	2,305,812
Canada - 1.6%
Pason Systems, Inc.	273,200	7,587,435
ShawCor Ltd. Class A	80,700	3,594,520
TOTAL CANADA		11,181,955
Denmark - 1.8%
Jyske Bank A/S (Reg.) (a)	111,827	6,142,171
Spar Nord Bank A/S	521,369	5,862,979
TOTAL DENMARK		12,005,150
Finland - 1.2%
Nokian Tyres PLC	64,000	2,541,181
Tikkurila Oyj	214,120	5,311,422
TOTAL FINLAND		7,852,603
Common Stocks - continued
	Shares	Value
France - 2.3%
Laurent-Perrier Group SA	30,163	$ 3,017,143
Remy Cointreau SA	20,673	1,818,069
Saft Groupe SA	55,075	1,958,345
Solocal Group SA (a)	788,699	1,805,433
Vetoquinol SA	55,184	3,008,789
Virbac SA	16,700	4,002,401
TOTAL FRANCE		15,610,180
Germany - 4.8%
alstria office REIT-AG	243,000	3,352,719
Bilfinger Berger AG	51,646	6,135,482
CompuGroup Medical AG	269,478	7,181,856
CTS Eventim AG	163,640	10,420,491
Fielmann AG	43,437	5,872,563
TOTAL GERMANY		32,963,111
Greece - 0.8%
Titan Cement Co. SA (Reg.)	179,080	5,639,739
India - 0.5%
Jyothy Laboratories Ltd. (a)	1,076,294	3,391,357
Ireland - 2.2%
FBD Holdings PLC	240,328	5,783,153
James Hardie Industries PLC:
CDI	165,775	2,112,948
sponsored ADR	109,915	7,049,948
TOTAL IRELAND		14,946,049
Israel - 1.3%
Azrieli Group	86,005	2,910,327
Ituran Location & Control Ltd.	76,286	1,832,390
Sarine Technologies Ltd.	982,000	2,169,690
Strauss Group Ltd.	108,244	1,957,807
TOTAL ISRAEL		8,870,214
Italy - 4.4%
Azimut Holding SpA	366,873	11,426,629
Beni Stabili SpA SIIQ (d)	8,281,989	7,393,826
Interpump Group SpA	775,305	10,982,074
TOTAL ITALY		29,802,529
Japan - 22.8%
Air Water, Inc.	121,000	1,698,391
Common Stocks - continued
	Shares	Value
Japan - continued
Aozora Bank Ltd.	1,916,000	$ 5,697,305
Artnature, Inc. (d)	138,300	3,947,370
Asahi Co. Ltd.	199,800	2,653,968
Autobacs Seven Co. Ltd.	202,000	3,123,803
Azbil Corp.	217,100	4,920,240
Coca-Cola Central Japan Co. Ltd.	190,900	4,290,979
Cosmos Pharmaceutical Corp.	31,300	3,346,300
Daikokutenbussan Co. Ltd.	168,700	4,379,418
Glory Ltd.	88,800	2,289,596
Goldcrest Co. Ltd.	306,330	6,385,183
Harmonic Drive Systems, Inc. (d)	136,900	3,876,613
Iida Group Holdings Co. Ltd. (a)	196,082	2,915,290
Iwatsuka Confectionary Co. Ltd.	60,300	3,302,978
Kobayashi Pharmaceutical Co. Ltd.	71,500	4,336,088
Koshidaka Holdings Co. Ltd.	3,900	115,587
Kyoto Kimono Yuzen Co. Ltd.	83,300	824,567
Lasertec Corp. (a)	230,900	2,296,917
Meiko Network Japan Co. Ltd.	112,600	1,217,029
Miraial Co. Ltd.	73,200	1,139,868
Nabtesco Corp.	158,100	3,400,615
Nagaileben Co. Ltd.	275,600	5,305,236
ND Software Co. Ltd.	26,491	478,851
Nihon M&A Center, Inc.	192,000	4,482,848
Nihon Parkerizing Co. Ltd.	324,000	7,064,078
Nippon Seiki Co. Ltd.	150,000	2,618,966
NS Tool Co. Ltd.	17,800	301,208
OBIC Co. Ltd.	185,800	5,570,274
OSG Corp.	488,100	7,868,037
San-Ai Oil Co. Ltd.	326,000	2,168,338
Seven Bank Ltd.	1,923,800	7,282,346
SHO-BOND Holdings Co. Ltd.	168,000	7,567,271
Shoei Co. Ltd.	249,100	3,413,597
Software Service, Inc.	62,900	2,227,202
Techno Medica Co. Ltd.	78,900	1,557,394
The Nippon Synthetic Chemical Industry Co. Ltd.	436,000	2,899,985
TKC Corp.	106,900	2,163,409
Tocalo Co. Ltd.	117,000	1,827,642
Tsutsumi Jewelry Co. Ltd.	81,000	1,834,157
USS Co. Ltd.	955,800	13,920,733
Workman Co. Ltd.	71,300	2,866,367
Yamato Kogyo Co. Ltd.	208,900	6,015,568
TOTAL JAPAN		155,591,612
Common Stocks - continued
	Shares	Value
Korea (South) - 1.8%
Coway Co. Ltd.	118,533	$ 9,350,924
Leeno Industrial, Inc.	102,751	2,958,903
TOTAL KOREA (SOUTH)		12,309,827
Mexico - 0.5%
Consorcio ARA S.A.B. de CV (a)	8,016,818	3,523,472
Netherlands - 4.0%
Aalberts Industries NV	319,501	10,631,584
ASM International NV (depositary receipt)	59,400	2,585,682
Heijmans NV (Certificaten Van Aandelen)	353,833	6,347,210
VastNed Retail NV	151,729	7,803,281
TOTAL NETHERLANDS		27,367,757
Philippines - 0.4%
Jollibee Food Corp.	737,170	2,844,492
South Africa - 1.4%
Clicks Group Ltd.	853,287	5,203,019
Nampak Ltd.	1,249,500	4,655,710
TOTAL SOUTH AFRICA		9,858,729
Spain - 1.3%
Grifols SA	55,232	2,950,105
Prosegur Compania de Seguridad SA (Reg.)	900,990	6,037,444
TOTAL SPAIN		8,987,549
Sweden - 2.5%
Fagerhult AB (d)	156,896	7,793,886
Intrum Justitia AB (d)	307,134	8,884,978
TOTAL SWEDEN		16,678,864
Turkey - 1.1%
Albaraka Turk Katilim Bankasi A/S	4,616,046	3,650,776
Coca-Cola Icecek Sanayi A/S	166,362	3,896,001
TOTAL TURKEY		7,546,777
United Kingdom - 18.2%
Advanced Computer Software Group PLC	925,600	1,863,619
Babcock International Group PLC	139,700	2,816,282
Bellway PLC	319,072	7,752,198
Berendsen PLC	363,063	6,344,504
Britvic PLC	551,971	6,751,962
Dechra Pharmaceuticals PLC	342,500	3,990,111
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Derwent London PLC	99,710	$ 4,579,130
Elementis PLC	1,608,710	7,531,873
Great Portland Estates PLC	678,389	7,181,608
H&T Group PLC	214,353	604,396
Hilton Food Group PLC	217,188	1,956,346
InterContinental Hotel Group PLC ADR	136,426	4,695,783
Johnson Matthey PLC	93,475	5,165,553
Meggitt PLC	618,614	4,978,978
Persimmon PLC	191,863	4,250,112
Rotork PLC	151,700	6,636,336
Shaftesbury PLC	667,673	7,457,084
Spectris PLC	246,178	9,248,144
Spirax-Sarco Engineering PLC	217,621	10,651,833
Ted Baker PLC	111,500	3,480,865
Ultra Electronics Holdings PLC	192,058	5,499,632
Unite Group PLC	1,504,757	10,734,169
TOTAL UNITED KINGDOM		124,170,518
United States of America - 10.9%
ANSYS, Inc. (a)	19,085	1,456,376
Autoliv, Inc.	51,100	5,211,178
Broadridge Financial Solutions, Inc.	46,905	1,798,338
Dril-Quip, Inc. (a)	34,595	3,913,386
Evercore Partners, Inc. Class A	91,000	4,862,130
Greenhill & Co., Inc.	44,174	2,215,326
Kennedy-Wilson Holdings, Inc.	249,729	5,454,081
Martin Marietta Materials, Inc.	49,020	6,094,657
Mohawk Industries, Inc. (a)	45,800	6,064,378
Oceaneering International, Inc.	40,502	2,967,987
PriceSmart, Inc.	115,699	11,111,732
ResMed, Inc. (d)	99,100	4,940,135
Solera Holdings, Inc.	144,056	9,331,948
SS&C Technologies Holdings, Inc. (a)	184,358	7,175,213
The Rubicon Project, Inc.	95,318	1,369,720
TOTAL UNITED STATES OF AMERICA		73,966,585
TOTAL COMMON STOCKS (Cost $472,838,274)		632,433,084
Nonconvertible Preferred Stocks - 0.8%
	Shares	Value
Germany - 0.8%
Sartorius AG (non-vtg.) (Cost $4,783,085)	42,479	$ 5,527,938
Money Market Funds - 8.7%

Fidelity Cash Central Fund, 0.11% (b)	38,268,974	38,268,974
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	20,738,700	20,738,700
TOTAL MONEY MARKET FUNDS (Cost $59,007,674)		59,007,674
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $536,629,033)		696,968,696
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(15,395,876)
NET ASSETS - 100%		$ 681,572,820
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,244
Fidelity Securities Lending Cash Central Fund	104,572
Total	$ 114,816
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 133,152,758

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,809,392) - See accompanying schedule: Unaffiliated issuers (cost $477,621,359)	$ 637,961,022
Fidelity Central Funds (cost $59,007,674)	59,007,674
Total Investments (cost $536,629,033)		$ 696,968,696
Foreign currency held at value (cost $25,116)		25,186
Receivable for investments sold		2,410,991
Receivable for fund shares sold		901,510
Dividends receivable		3,483,931
Distributions receivable from Fidelity Central Funds		59,266
Prepaid expenses		454
Other receivables		4,512
Total assets		703,854,546

Liabilities
Payable for investments purchased	$ 455,089
Payable for fund shares redeemed	299,267
Accrued management fee	542,779
Distribution and service plan fees payable	17,883
Other affiliated payables	153,192
Other payables and accrued expenses	74,816
Collateral on securities loaned, at value	20,738,700
Total liabilities		22,281,726

Net Assets		$ 681,572,820
Net Assets consist of:
Paid in capital		$ 821,023,161
Undistributed net investment income		1,660,619
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(301,466,773)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		160,355,813
Net Assets		$ 681,572,820

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,349,384 ÷ 1,772,225 shares)	$ 14.30

Maximum offering price per share (100/94.25 of $14.30)	$ 15.17
Class T: Net Asset Value and redemption price per share ($10,213,720 ÷ 719,797 shares)	$ 14.19

Maximum offering price per share (100/96.50 of $14.19)	$ 14.70
Class B: Net Asset Value and offering price per share ($1,026,184 ÷ 73,299 shares)A	$ 14.00

Class C: Net Asset Value and offering price per share ($8,870,677 ÷ 637,715 shares)A	$ 13.91

International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($619,917,422 ÷ 42,956,378 shares)	$ 14.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,195,433 ÷ 1,121,075 shares)	$ 14.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 6,188,826
Income from Fidelity Central Funds		114,816
Income before foreign taxes withheld		6,303,642
Less foreign taxes withheld		(531,335)
Total income		5,772,307

Expenses
Management fee Basic fee	$ 2,601,055
Performance adjustment	397,182
Transfer agent fees	714,287
Distribution and service plan fees	104,023
Accounting and security lending fees	153,442
Custodian fees and expenses	73,652
Independent trustees' compensation	1,159
Registration fees	42,653
Audit	39,093
Legal	1,231
Miscellaneous	2,214
Total expenses before reductions	4,129,991
Expense reductions	(3,436)	4,126,555
Net investment income (loss)		1,645,752
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,276,115
Foreign currency transactions	(64,506)
Total net realized gain (loss)		14,211,609
Change in net unrealized appreciation (depreciation) on: Investment securities	17,883,374
Assets and liabilities in foreign currencies	20,588
Total change in net unrealized appreciation (depreciation)		17,903,962
Net gain (loss)		32,115,571
Net increase (decrease) in net assets resulting from operations		$ 33,761,323

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,645,752	$ 3,604,267
Net realized gain (loss)	14,211,609	37,116,732
Change in net unrealized appreciation (depreciation)	17,903,962	71,945,657
Net increase (decrease) in net assets resulting from operations	33,761,323	112,666,656
Distributions to shareholders from net investment income	(3,580,601)	(3,311,096)
Distributions to shareholders from net realized gain	(3,233,620)	(171,255)
Total distributions	(6,814,221)	(3,482,351)
Share transactions - net increase (decrease)	89,633,944	81,271,586
Redemption fees	33,822	56,441
Total increase (decrease) in net assets	116,614,868	190,512,332

Net Assets
Beginning of period	564,957,952	374,445,620
End of period (including undistributed net investment income of $1,660,619 and undistributed net investment income of $3,595,468, respectively)	$ 681,572,820	$ 564,957,952

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 10.78	$ 9.75	$ 9.82	$ 8.07	$ 6.24
Income from Investment Operations
Net investment income (loss) E	.02	.07	.08	.15 H	.06	.06
Net realized and unrealized gain (loss)	.73	2.91	1.07	(.07)	1.85	1.77
Total from investment operations	.75	2.98	1.15	.08	1.91	1.83
Distributions from net investment income	(.06)	(.08)	(.11)	(.11)	(.07)	-
Distributions from net realized gain	(.08)	(.01)	(.01)	(.04)	(.09)	-
Total distributions	(.13) L	(.08) K	(.12)	(.15)	(.16)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.30	$ 13.68	$ 10.78	$ 9.75	$ 9.82	$ 8.07
Total Return B, C, D	5.57%	27.85%	12.00%	.81%	24.05%	29.33%
Ratios to Average Net Assets F, I
Expenses before reductions	1.63% A	1.70%	1.75%	1.34%	1.16%	.94%
Expenses net of fee waivers, if any	1.63% A	1.65%	1.65%	1.33%	1.16%	.94%
Expenses net of all reductions	1.63% A	1.64%	1.64%	1.32%	1.15%	.89%
Net investment income (loss)	.25% A	.59%	.85%	1.44% H	.74%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,349	$ 22,052	$ 18,194	$ 18,686	$ 20,228	$ 18,883
Portfolio turnover rate G	21% A	31%	28%	24%	49%	174%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.08 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.005 per share. L Total distributions of $.13 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 10.69	$ 9.66	$ 9.72	$ 8.00	$ 6.20
Income from Investment Operations
Net investment income (loss) E	- J	.04	.06	.12 H	.04	.05
Net realized and unrealized gain (loss)	.73	2.89	1.06	(.06)	1.83	1.75
Total from investment operations	.73	2.93	1.12	.06	1.87	1.80
Distributions from net investment income	(.02)	(.05)	(.08)	(.08)	(.06)	-
Distributions from net realized gain	(.08)	(.01)	(.01)	(.04)	(.09)	-
Total distributions	(.10)	(.06)	(.09)	(.12)	(.15)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.19	$ 13.56	$ 10.69	$ 9.66	$ 9.72	$ 8.00
Total Return B, C, D	5.45%	27.53%	11.72%	.60%	23.65%	29.03%
Ratios to Average Net Assets F, I
Expenses before reductions	1.89% A	1.96%	2.02%	1.60%	1.43%	1.20%
Expenses net of fee waivers, if any	1.89% A	1.90%	1.90%	1.60%	1.43%	1.20%
Expenses net of all reductions	1.89% A	1.89%	1.89%	1.59%	1.41%	1.15%
Net investment income (loss)	(.01)% A	.34%	.60%	1.17% H	.48%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,214	$ 9,634	$ 8,169	$ 8,701	$ 11,202	$ 11,915
Portfolio turnover rate G	21% A	31%	28%	24%	49%	174%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .54%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 10.50	$ 9.48	$ 9.54	$ 7.87	$ 6.12
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	.01	.07 H	- J	.02
Net realized and unrealized gain (loss)	.72	2.84	1.05	(.06)	1.79	1.73
Total from investment operations	.69	2.82	1.06	.01	1.79	1.75
Distributions from net investment income	-	- J	(.03)	(.06)	(.03)	-
Distributions from net realized gain	-	(.01)	(.01)	(.02)	(.09)	-
Total distributions	-	(.01)	(.04)	(.07) K	(.12)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.00	$ 13.31	$ 10.50	$ 9.48	$ 9.54	$ 7.87
Total Return B, C, D	5.18%	26.86%	11.21%	.10%	23.03%	28.59%
Ratios to Average Net Assets F, I
Expenses before reductions	2.39% A	2.46%	2.50%	2.09%	1.91%	1.69%
Expenses net of fee waivers, if any	2.39% A	2.40%	2.40%	2.09%	1.91%	1.69%
Expenses net of all reductions	2.39% A	2.39%	2.39%	2.07%	1.90%	1.64%
Net investment income (loss)	(.50)% A	(.16)%	.10%	.68% H	(.01)%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,026	$ 1,410	$ 1,966	$ 2,293	$ 2,902	$ 2,799
Portfolio turnover rate G	21% A	31%	28%	24%	49%	174%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.28	$ 10.48	$ 9.47	$ 9.53	$ 7.86	$ 6.11
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	.01	.07 H	- J	.02
Net realized and unrealized gain (loss)	.71	2.84	1.04	(.06)	1.79	1.73
Total from investment operations	.68	2.82	1.05	.01	1.79	1.75
Distributions from net investment income	-	(.01)	(.03)	(.06)	(.03)	-
Distributions from net realized gain	(.05)	(.01)	(.01)	(.02)	(.09)	-
Total distributions	(.05)	(.02)	(.04)	(.07) K	(.12)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 13.91	$ 13.28	$ 10.48	$ 9.47	$ 9.53	$ 7.86
Total Return B, C, D	5.18%	26.91%	11.13%	.10%	23.06%	28.64%
Ratios to Average Net Assets F, I
Expenses before reductions	2.39% A	2.45%	2.50%	2.09%	1.91%	1.68%
Expenses net of fee waivers, if any	2.39% A	2.40%	2.40%	2.09%	1.91%	1.68%
Expenses net of all reductions	2.39% A	2.39%	2.39%	2.07%	1.90%	1.63%
Net investment income (loss)	(.50)% A	(.16)%	.10%	.68% H	(.01)%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,871	$ 8,070	$ 6,608	$ 6,900	$ 8,936	$ 8,543
Portfolio turnover rate G	21% A	31%	28%	24%	49%	174%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap Opportunities

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.82	$ 10.88	$ 9.85	$ 9.92	$ 8.14	$ 6.28
Income from Investment Operations
Net investment income (loss) D	.04	.10	.11	.17 G	.09	.08
Net realized and unrealized gain (loss)	.74	2.95	1.07	(.06)	1.87	1.78
Total from investment operations	.78	3.05	1.18	.11	1.96	1.86
Distributions from net investment income	(.09)	(.10)	(.14)	(.14)	(.09)	- I
Distributions from net realized gain	(.08)	(.01)	(.01)	(.04)	(.09)	-
Total distributions	(.17)	(.11)	(.15)	(.18)	(.18)	- I
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.43	$ 13.82	$ 10.88	$ 9.85	$ 9.92	$ 8.14
Total Return B, C	5.72%	28.24%	12.21%	1.10%	24.43%	29.68%
Ratios to Average Net Assets E, H
Expenses before reductions	1.31% A	1.39%	1.47%	1.08%	.91%	.68%
Expenses net of fee waivers, if any	1.31% A	1.39%	1.40%	1.08%	.91%	.68%
Expenses net of all reductions	1.31% A	1.38%	1.39%	1.06%	.89%	.64%
Net investment income (loss)	.58% A	.85%	1.10%	1.69% G	1.00%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 619,917	$ 518,121	$ 334,918	$ 328,262	$ 398,331	$ 329,128
Portfolio turnover rate F	21% A	31%	28%	24%	49%	174%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.83	$ 10.90	$ 9.86	$ 9.93	$ 8.14	$ 6.27
Income from Investment Operations
Net investment income (loss) D	.04	.11	.11	.18 G	.09	.08
Net realized and unrealized gain (loss)	.75	2.93	1.08	(.06)	1.86	1.79
Total from investment operations	.79	3.04	1.19	.12	1.95	1.87
Distributions from net investment income	(.09)	(.10)	(.14)	(.15)	(.07)	- I
Distributions from net realized gain	(.08)	(.01)	(.01)	(.04)	(.09)	-
Total distributions	(.17)	(.11)	(.15)	(.19)	(.16)	- I
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.45	$ 13.83	$ 10.90	$ 9.86	$ 9.93	$ 8.14
Total Return B, C	5.80%	28.11%	12.32%	1.13%	24.33%	29.87%
Ratios to Average Net Assets E, H
Expenses before reductions	1.35% A	1.38%	1.44%	1.03%	.90%	.68%
Expenses net of fee waivers, if any	1.35% A	1.37%	1.40%	1.03%	.90%	.68%
Expenses net of all reductions	1.35% A	1.37%	1.39%	1.02%	.88%	.64%
Net investment income (loss)	.54% A	.87%	1.10%	1.74% G	1.01%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,195	$ 5,670	$ 4,591	$ 1,395	$ 2,418	$ 2,022
Portfolio turnover rate F	21% A	31%	28%	24%	49%	174%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.11%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap Opportunities and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 167,876,322
Gross unrealized depreciation	(12,173,054)
Net unrealized appreciation (depreciation) on securities and other investments	$ 155,703,268

Tax cost	$ 541,265,428

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (310,053,876)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $115,049,300 and $60,999,842, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap Opportunities as compared to its benchmark index, the MSCI EAFE Small Cap Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .98% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 29,534	$ 683
Class T	.25%	.25%	24,730	269
Class B	.75%	.25%	6,060	4,574
Class C	.75%	.25%	43,699	7,050
			$ 104,023	$ 12,576

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,489
Class T	964
Class B*	111
Class C*	128
$ 5,692

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 35,630.30
Class T	15,407.31
Class B	1,844.30
Class C	13,269.30
International Small Cap Opportunities	634,841.23
Institutional Class	13,296.27
	$ 714,287

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $411 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $547 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $104,572. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $41 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11.

Semiannual Report

8. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $3,384.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 88,584	$ 127,604
Class T	17,038	40,329
Class B	-	540
Class C	-	6,860
International Small Cap Opportunities	3,435,414	3,098,688
Institutional Class	39,565	37,075
Total	$ 3,580,601	$ 3,311,096
From net realized gain
Class A	$ 127,238	$ 8,286
Class T	56,084	3,734
Class B	-	900
Class C	33,933	3,118
International Small Cap Opportunities	2,982,391	153,400
Institutional Class	33,974	1,817
Total	$ 3,233,620	$ 171,255

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	297,654	373,515	$ 4,139,866	$ 4,517,568
Reinvestment of distributions	14,226	10,878	191,200	119,442
Shares redeemed	(151,323)	(460,010)	(2,095,590)	(5,504,745)
Net increase (decrease)	160,557	(75,617)	$ 2,235,476	$ (867,735)
Class T
Shares sold	49,293	94,833	$ 684,993	$ 1,133,727
Reinvestment of distributions	5,309	3,872	70,882	42,245
Shares redeemed	(45,256)	(152,245)	(627,426)	(1,813,542)
Net increase (decrease)	9,346	(53,540)	$ 128,449	$ (637,570)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class B
Shares sold	1,215	2,465	$ 16,790	$ 28,055
Reinvestment of distributions	-	123	-	1,326
Shares redeemed	(33,871)	(83,897)	(461,046)	(970,172)
Net increase (decrease)	(32,656)	(81,309)	$ (444,256)	$ (940,791)
Class C
Shares sold	111,963	106,942	$ 1,505,232	$ 1,277,851
Reinvestment of distributions	2,336	870	30,621	9,335
Shares redeemed	(84,342)	(130,535)	(1,153,989)	(1,517,604)
Net increase (decrease)	29,957	(22,723)	$ 381,864	$ (230,418)
International Small Cap Opportunities
Shares sold	8,592,519	13,306,080	$ 121,260,191	$ 163,920,015
Reinvestment of distributions	360,554	279,367	4,881,895	3,092,593
Shares redeemed	(3,493,594)	(6,858,430)	(48,943,172)	(83,019,406)
Net increase (decrease)	5,459,479	6,727,017	$ 77,198,914	$ 83,993,202
Institutional Class
Shares sold	787,446	107,232	$ 11,201,485	$ 1,308,852
Reinvestment of distributions	4,980	3,187	67,530	35,307
Shares redeemed	(81,199)	(121,854)	(1,135,518)	(1,389,261)
Net increase (decrease)	711,227	(11,435)	$ 10,133,497	$ (45,102)
11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AILSI-USAN-0614
1.815084.108

Fidelity®

International Value

Fund

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.31%
Actual		$ 1,000.00	$ 1,037.10	$ 6.62
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.56
Class T	1.58%
Actual		$ 1,000.00	$ 1,035.90	$ 7.98
HypotheticalA		$ 1,000.00	$ 1,016.96	$ 7.90
Class B	2.06%
Actual		$ 1,000.00	$ 1,033.60	$ 10.39
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.06%
Actual		$ 1,000.00	$ 1,033.60	$ 10.39
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
International Value	.95%
Actual		$ 1,000.00	$ 1,039.10	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Institutional Class	.96%
Actual		$ 1,000.00	$ 1,039.50	$ 4.85
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United Kingdom 24.4%
France 17.9%
Japan 15.4%
Switzerland 7.7%
Germany 7.5%
United States of America* 6.3%
Australia 5.4%
Sweden 2.1%
Netherlands 1.9%
Other 11.4%

* Includes short-term investments and net other assets (liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
United Kingdom 24.7%
Japan 19.0%
France 15.6%
Germany 9.1%
Australia 6.8%
Switzerland 5.7%
Netherlands 3.2%
Spain 3.1%
United States of America* 2.6%
Other 10.2%

* Includes short-term investments and net other assets (liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.5	98.2
Short-Term Investments and Net Other Assets (Liabilities)	4.5	1.8
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	4.8	3.6
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	2.4	0.0
Sanofi SA (France, Pharmaceuticals)	2.4	3.4
Novartis AG (Switzerland, Pharmaceuticals)	2.3	1.9
Westpac Banking Corp. (Australia, Banks)	2.3	2.2
HSBC Holdings PLC sponsored ADR (United Kingdom, Banks)	2.2	3.7
Nestle SA (Switzerland, Food Products)	2.1	0.0
BASF AG (Germany, Chemicals)	2.1	1.9
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.0	0.0
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	2.0	3.4
	24.6
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.8	31.7
Health Care	15.6	10.7
Consumer Discretionary	10.4	10.2
Industrials	9.4	9.2
Telecommunication Services	8.4	10.2
Consumer Staples	8.3	6.3
Energy	6.6	6.9
Materials	6.0	7.1
Information Technology	4.0	3.3
Utilities	3.0	2.6

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
Australia - 5.4%
Ansell Ltd.	52,575	$ 883,555
Australia & New Zealand Banking Group Ltd.	111,668	3,575,903
Telstra Corp. Ltd.	222,473	1,078,856
Transurban Group unit	146,959	992,536
Westpac Banking Corp.	141,572	4,637,122
TOTAL AUSTRALIA		11,167,972
Bailiwick of Guernsey - 0.2%
Resolution Ltd.	78,301	394,363
Bailiwick of Jersey - 1.7%
Informa PLC	142,595	1,161,173
Shire PLC	18,600	1,063,771
Wolseley PLC	22,088	1,275,807
TOTAL BAILIWICK OF JERSEY		3,500,751
Belgium - 1.8%
Anheuser-Busch InBev SA NV	12,470	1,359,179
KBC Groupe SA	23,197	1,413,127
UCB SA (d)	12,200	1,000,138
TOTAL BELGIUM		3,772,444
Bermuda - 0.4%
Hongkong Land Holdings Ltd.	132,000	924,000
Canada - 0.4%
Potash Corp. of Saskatchewan, Inc.	22,500	813,330
Denmark - 1.2%
A.P. Moller - Maersk A/S Series B	650	1,548,885
Vestas Wind Systems A/S (a)	19,200	852,223
TOTAL DENMARK		2,401,108
Finland - 1.0%
Sampo Oyj (A Shares)	41,934	2,082,160
France - 17.9%
Arkema SA	12,700	1,416,067
Atos Origin SA	18,582	1,604,273
AXA SA (d)	118,521	3,087,175
BNP Paribas SA	45,647	3,426,698
Cap Gemini SA	19,893	1,405,042
Carrefour SA	35,898	1,395,981
GDF Suez (d)	95,378	2,404,965
Havas SA	132,866	1,056,220
Orange SA	103,900	1,683,314
Common Stocks - continued
	Shares	Value
France - continued
Renault SA	15,045	$ 1,464,219
Sanofi SA	46,402	5,007,699
Schneider Electric SA	10,905	1,021,967
Total SA (a)	137,663	9,848,988
Vivendi SA	75,171	2,016,939
TOTAL FRANCE		36,839,547
Germany - 6.1%
BASF AG (d)	37,105	4,294,778
Bayer AG	11,903	1,651,363
Continental AG	5,966	1,397,560
Deutsche Lufthansa AG	40,300	1,010,857
Deutsche Post AG	28,042	1,055,662
Fresenius SE & Co. KGaA	9,000	1,367,858
Siemens AG	13,491	1,779,738
TOTAL GERMANY		12,557,816
Ireland - 0.5%
Actavis PLC (a)	4,900	1,001,217
Israel - 0.9%
Teva Pharmaceutical Industries Ltd. sponsored ADR	39,699	1,939,693
Italy - 0.5%
Telecom Italia SpA	174,078	223,695
Unione di Banche Italiane ScpA	92,479	880,143
TOTAL ITALY		1,103,838
Japan - 15.4%
AEON Mall Co. Ltd.	29,500	702,333
Astellas Pharma, Inc.	115,500	1,284,526
DENSO Corp.	35,900	1,633,558
Dentsu, Inc.	27,000	1,109,209
East Japan Railway Co.	17,500	1,275,762
Hitachi Ltd.	203,000	1,443,547
Hoya Corp.	57,300	1,689,267
Itochu Corp.	207,300	2,319,667
Japan Tobacco, Inc.	71,200	2,337,235
KDDI Corp.	28,300	1,506,418
Mitsubishi Electric Corp.	105,000	1,194,454
Mitsubishi UFJ Financial Group, Inc.	504,600	2,684,219
Mizuho Financial Group, Inc.	1,114,600	2,183,065
Nippon Telegraph & Telephone Corp.	39,600	2,197,514
OMRON Corp.	26,000	918,081
Common Stocks - continued
	Shares	Value
Japan - continued
ORIX Corp.	103,100	$ 1,489,497
Seven & i Holdings Co., Ltd.	41,900	1,652,065
Seven Bank Ltd.	217,600	823,702
SoftBank Corp.	14,700	1,091,339
Sony Financial Holdings, Inc.	66,000	1,057,446
Sumitomo Mitsui Trust Holdings, Inc.	297,000	1,223,848
TOTAL JAPAN		31,816,752
Korea (South) - 0.7%
Hyundai Motor Co.	6,461	1,438,418
Luxembourg - 0.4%
RTL Group SA	8,039	892,567
Netherlands - 1.9%
ING Groep NV (Certificaten Van Aandelen) (a)	133,690	1,911,081
Koninklijke Philips Electronics NV	26,073	834,680
Unilever NV (Certificaten Van Aandelen) (Bearer)	25,931	1,111,952
TOTAL NETHERLANDS		3,857,713
Singapore - 0.7%
Singapore Telecommunications Ltd.	470,000	1,435,830
Spain - 1.0%
Amadeus IT Holding SA Class A	27,762	1,153,735
International Consolidated Airlines Group SA CDI (a)	143,364	978,147
TOTAL SPAIN		2,131,882
Sweden - 2.1%
Nordea Bank AB	198,000	2,860,893
Svenska Cellulosa AB (SCA) (B Shares) (d)	48,665	1,362,907
TOTAL SWEDEN		4,223,800
Switzerland - 7.7%
Nestle SA	56,048	4,331,630
Novartis AG	53,460	4,647,415
Roche Holding AG (participation certificate)	4,020	1,179,252
Swiss Re Ltd.	25,870	2,258,959
Syngenta AG (Switzerland)	3,239	1,282,617
UBS AG (NY Shares)	99,758	2,085,940
TOTAL SWITZERLAND		15,785,813
United Kingdom - 24.4%
AstraZeneca PLC (United Kingdom)	51,715	4,082,108
BAE Systems PLC	249,429	1,684,544
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Barclays PLC	581,628	$ 2,483,580
BHP Billiton PLC	107,488	3,489,532
BT Group PLC	182,378	1,138,522
Bunzl PLC	61,714	1,751,567
Compass Group PLC	116,886	1,859,040
GlaxoSmithKline PLC	182,339	5,038,129
HSBC Holdings PLC sponsored ADR (d)	86,842	4,456,731
Imperial Tobacco Group PLC	78,867	3,404,877
ITV PLC	489,596	1,504,474
Jazztel PLC (a)	16,000	245,505
Kingfisher PLC	293,862	2,074,431
National Grid PLC	261,581	3,717,920
Next PLC	9,500	1,045,795
Prudential PLC	67,230	1,545,560
Reed Elsevier PLC	147,211	2,167,365
Royal Dutch Shell PLC Class A sponsored ADR	45,979	3,620,386
Standard Chartered PLC (United Kingdom)	45,356	981,361
Vodafone Group PLC sponsored ADR	106,858	4,056,330
TOTAL UNITED KINGDOM		50,347,757
United States of America - 1.8%
AbbVie, Inc.	19,942	1,038,579
Cabot Corp.	16,856	974,277
ResMed, Inc. CDI (d)	185,666	934,862
T-Mobile U.S., Inc. (a)	24,300	711,747
TOTAL UNITED STATES OF AMERICA		3,659,465
TOTAL COMMON STOCKS (Cost $176,858,155)		194,088,236
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.4%
Volkswagen AG (Cost $2,275,707)	10,531	2,835,837
Money Market Funds - 12.1%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	8,399,987	$ 8,399,987
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	16,577,190	16,577,190
TOTAL MONEY MARKET FUNDS (Cost $24,977,177)		24,977,177
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $204,111,039)		221,901,250
NET OTHER ASSETS (LIABILITIES) - (7.6)%		(15,671,424)
NET ASSETS - 100%		$ 206,229,826
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,682
Fidelity Securities Lending Cash Central Fund	73,924
Total	$ 75,606
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 21,639,866	$ 21,639,866	$ -	$ -
Consumer Staples	16,955,826	10,153,065	6,802,761	-
Energy	13,469,374	3,620,386	9,848,988	-
Financials	49,168,906	32,500,431	16,668,475	-
Health Care	32,120,165	11,101,791	21,018,374	-
Industrials	19,576,496	15,969,542	2,614,418	992,536
Information Technology	8,213,945	8,213,945	-	-
Materials	12,270,601	7,498,452	4,772,149	-
Telecommunication Services	17,386,009	12,142,964	5,243,045	-
Utilities	6,122,885	2,404,965	3,717,920	-
Money Market Funds	24,977,177	24,977,177	-	-
Total Investments in Securities:	$ 221,901,250	$ 150,222,584	$ 70,686,130	$ 992,536

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 5,921,132
Level 2 to Level 1	$ 16,391,628

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,791,219) - See accompanying schedule: Unaffiliated issuers (cost $179,133,862)	$ 196,924,073
Fidelity Central Funds (cost $24,977,177)	24,977,177
Total Investments (cost $204,111,039)		$ 221,901,250
Cash		105,395
Foreign currency held at value (cost $44,056)		44,056
Receivable for investments sold		1,407,852
Receivable for fund shares sold		169,655
Dividends receivable		1,116,323
Distributions receivable from Fidelity Central Funds		25,427
Prepaid expenses		168
Other receivables		6,042
Total assets		224,776,168

Liabilities
Payable for investments purchased	$ 1,670,916
Payable for fund shares redeemed	92,202
Accrued management fee	93,921
Distribution and service plan fees payable	6,522
Other affiliated payables	42,093
Other payables and accrued expenses	63,498
Collateral on securities loaned, at value	16,577,190
Total liabilities		18,546,342

Net Assets		$ 206,229,826
Net Assets consist of:
Paid in capital		$ 290,373,839
Undistributed net investment income		4,891,902
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(106,836,908)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,800,993
Net Assets		$ 206,229,826

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,922,426 ÷ 760,596 shares)	$ 9.10

Maximum offering price per share (100/94.25 of $9.10)	$ 9.66
Class T: Net Asset Value and redemption price per share ($3,902,243 ÷ 429,255 shares)	$ 9.09

Maximum offering price per share (100/96.50 of $9.09)	$ 9.42
Class B: Net Asset Value and offering price per share ($618,028 ÷ 67,407 shares)A	$ 9.17

Class C: Net Asset Value and offering price per share ($3,671,658 ÷ 403,433 shares)A	$ 9.10

International Value: Net Asset Value, offering price and redemption price per share ($190,640,079 ÷ 20,946,808 shares)	$ 9.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($475,392 ÷ 52,142 shares)	$ 9.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 3,356,097
Special dividends		3,142,692
Interest		1,834
Income from Fidelity Central Funds		75,606
Income before foreign taxes withheld		6,576,229
Less foreign taxes withheld		(228,440)
Total income		6,347,789

Expenses
Management fee Basic fee	$ 688,239
Performance adjustment	(117,795)
Transfer agent fees	197,638
Distribution and service plan fees	37,837
Accounting and security lending fees	51,293
Custodian fees and expenses	58,735
Independent trustees' compensation	383
Registration fees	32,890
Audit	30,469
Legal	422
Miscellaneous	991
Total expenses before reductions	981,102
Expense reductions	(4,853)	976,249
Net investment income (loss)		5,371,540
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,486,233
Foreign currency transactions	(19,196)
Total net realized gain (loss)		9,467,037
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,266,578)
Assets and liabilities in foreign currencies	6,441
Total change in net unrealized appreciation (depreciation)		(7,260,137)
Net gain (loss)		2,206,900
Net increase (decrease) in net assets resulting from operations		$ 7,578,440

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,371,540	$ 3,964,300
Net realized gain (loss)	9,467,037	9,397,591
Change in net unrealized appreciation (depreciation)	(7,260,137)	23,791,522
Net increase (decrease) in net assets resulting from operations	7,578,440	37,153,413
Distributions to shareholders from net investment income	(4,160,313)	(4,120,600)
Distributions to shareholders from net realized gain	(301,192)	(786,952)
Total distributions	(4,461,505)	(4,907,552)
Share transactions - net increase (decrease)	7,446,767	23,938,130
Redemption fees	853	3,144
Total increase (decrease) in net assets	10,564,555	56,187,135

Net Assets
Beginning of period	195,665,271	139,478,136
End of period (including undistributed net investment income of $4,891,902 and undistributed net investment income of $3,680,675, respectively)	$ 206,229,826	$ 195,665,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.96	$ 7.39	$ 7.02	$ 8.22	$ 7.75	$ 5.93
Income from Investment Operations
Net investment income (loss) E	.23 H	.17	.20	.22	.15	.12
Net realized and unrealized gain (loss)	.09	1.64	.39	(1.19)	.44	1.78
Total from investment operations	.32	1.81	.59	(.97)	.59	1.90
Distributions from net investment income	(.17)	(.20)	(.22)	(.19)	(.11)	(.08)
Distributions from net realized gain	(.01)	(.04)	-	(.03)	(.01)	-
Total distributions	(.18)	(.24)	(.22)	(.23) K	(.12)	(.08)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 9.10	$ 8.96	$ 7.39	$ 7.02	$ 8.22	$ 7.75
Total Return B,C,D	3.71%	25.24%	8.82%	(12.19)%	7.60%	32.71%
Ratios to Average Net Assets F,I
Expenses before reductions	1.31% A	1.39%	1.44%	1.36%	1.40%	1.34%
Expenses net of fee waivers, if any	1.31% A	1.39%	1.44%	1.36%	1.40%	1.34%
Expenses net of all reductions	1.31% A	1.36%	1.41%	1.34%	1.38%	1.32%
Net investment income (loss)	5.15% A,H	2.08%	2.85%	2.79%	1.93%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,922	$ 6,191	$ 4,491	$ 4,668	$ 4,699	$ 4,456
Portfolio turnover rate G	89% A	79%	74%	83%	43%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.97%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.23 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.94	$ 7.38	$ 7.00	$ 8.20	$ 7.73	$ 5.91
Income from Investment Operations
Net investment income (loss) E	.22 H	.15	.18	.20	.13	.10
Net realized and unrealized gain (loss)	.09	1.64	.40	(1.19)	.44	1.77
Total from investment operations	.31	1.79	.58	(.99)	.57	1.87
Distributions from net investment income	(.15)	(.19)	(.20)	(.17)	(.09)	(.05)
Distributions from net realized gain	(.01)	(.04)	-	(.03)	(.01)	-
Total distributions	(.16)	(.23)	(.20)	(.21) K	(.10)	(.05)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 9.09	$ 8.94	$ 7.38	$ 7.00	$ 8.20	$ 7.73
Total Return B,C,D	3.59%	24.86%	8.60%	(12.42)%	7.32%	32.14%
Ratios to Average Net Assets F,I
Expenses before reductions	1.58% A	1.66%	1.71%	1.63%	1.67%	1.60%
Expenses net of fee waivers, if any	1.58% A	1.65%	1.70%	1.62%	1.67%	1.60%
Expenses net of all reductions	1.57% A	1.63%	1.67%	1.60%	1.65%	1.59%
Net investment income (loss)	4.89% A,H	1.81%	2.58%	2.52%	1.65%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,902	$ 3,758	$ 2,693	$ 2,468	$ 2,276	$ 2,395
Portfolio turnover rate G	89% A	79%	74%	83%	43%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.71%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.98	$ 7.39	$ 7.00	$ 8.20	$ 7.74	$ 5.88
Income from Investment Operations
Net investment income (loss) E	.20 H	.11	.14	.17	.09	.07
Net realized and unrealized gain (loss)	.10	1.65	.41	(1.20)	.44	1.79
Total from investment operations	.30	1.76	.55	(1.03)	.53	1.86
Distributions from net investment income	(.09)	(.13)	(.16)	(.13)	(.06)	-
Distributions from net realized gain	(.01)	(.04)	-	(.03)	(.01)	-
Total distributions	(.11) L	(.17)	(.16)	(.17) K	(.07)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 9.17	$ 8.98	$ 7.39	$ 7.00	$ 8.20	$ 7.74
Total Return B,C,D	3.36%	24.30%	8.07%	(12.88)%	6.82%	31.63%
Ratios to Average Net Assets F,I
Expenses before reductions	2.06% A	2.14%	2.19%	2.11%	2.15%	2.08%
Expenses net of fee waivers, if any	2.06% A	2.14%	2.19%	2.11%	2.15%	2.08%
Expenses net of all reductions	2.06% A	2.11%	2.16%	2.09%	2.13%	2.07%
Net investment income (loss)	4.40% A,H	1.32%	2.09%	2.04%	1.18%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 618	$ 678	$ 691	$ 901	$ 1,216	$ 1,076
Portfolio turnover rate G	89% A	79%	74%	83%	43%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.22%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.17 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.034 per share. L Total distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.93	$ 7.38	$ 7.00	$ 8.20	$ 7.73	$ 5.88
Income from Investment Operations
Net investment income (loss) E	.20 H	.11	.14	.16	.09	.07
Net realized and unrealized gain (loss)	.10	1.63	.41	(1.19)	.44	1.78
Total from investment operations	.30	1.74	.55	(1.03)	.53	1.85
Distributions from net investment income	(.11)	(.15)	(.17)	(.14)	(.05)	-
Distributions from net realized gain	(.01)	(.04)	-	(.03)	(.01)	-
Total distributions	(.13) K	(.19)	(.17)	(.17)	(.06)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 9.10	$ 8.93	$ 7.38	$ 7.00	$ 8.20	$ 7.73
Total Return B,C,D	3.36%	24.17%	8.12%	(12.84)%	6.84%	31.46%
Ratios to Average Net Assets F,I
Expenses before reductions	2.06% A	2.14%	2.19%	2.12%	2.15%	2.08%
Expenses net of fee waivers, if any	2.06% A	2.14%	2.19%	2.11%	2.15%	2.08%
Expenses net of all reductions	2.06% A	2.11%	2.16%	2.09%	2.13%	2.06%
Net investment income (loss)	4.40% A,H	1.33%	2.09%	2.04%	1.18%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,672	$ 3,231	$ 2,249	$ 2,108	$ 2,123	$ 2,108
Portfolio turnover rate G	89% A	79%	74%	83%	43%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.22%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.13 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Value

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 7.40	$ 7.03	$ 8.23	$ 7.75	$ 5.95
Income from Investment Operations
Net investment income (loss) D	.25 G	.19	.22	.25	.17	.13
Net realized and unrealized gain (loss)	.09	1.65	.40	(1.20)	.44	1.78
Total from investment operations	.34	1.84	.62	(.95)	.61	1.91
Distributions from net investment income	(.20)	(.22)	(.25)	(.22)	(.13)	(.11)
Distributions from net realized gain	(.01)	(.04)	-	(.03)	(.01)	-
Total distributions	(.21)	(.27) K	(.25)	(.25)	(.13) J	(.11)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 9.10	$ 8.97	$ 7.40	$ 7.03	$ 8.23	$ 7.75
Total Return B,C	3.91%	25.57%	9.19%	(11.91)%	7.95%	33.09%
Ratios to Average Net Assets E,H
Expenses before reductions	.95% A	1.05%	1.13%	1.04%	1.09%	1.07%
Expenses net of fee waivers, if any	.95% A	1.05%	1.13%	1.03%	1.09%	1.07%
Expenses net of all reductions	.95% A	1.02%	1.10%	1.01%	1.08%	1.06%
Net investment income (loss)	5.51% A,G	2.41%	3.16%	3.11%	2.23%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 190,640	$ 181,568	$ 128,983	$ 150,967	$ 163,090	$ 180,447
Portfolio turnover rate F	89% A	79%	74%	83%	43%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.33%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.13 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.005 per share. K Total distributions of $.27 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.042 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.98	$ 7.41	$ 7.04	$ 8.24	$ 7.76	$ 5.96
Income from Investment Operations
Net investment income (loss) D	.24 G	.19	.22	.25	.18	.14
Net realized and unrealized gain (loss)	.11	1.65	.40	(1.19)	.44	1.78
Total from investment operations	.35	1.84	.62	(.94)	.62	1.92
Distributions from net investment income	(.19)	(.23)	(.25)	(.22)	(.14)	(.12)
Distributions from net realized gain	(.01)	(.04)	-	(.03)	(.01)	-
Total distributions	(.21) L	(.27)	(.25)	(.26) K	(.14) J	(.12)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 9.12	$ 8.98	$ 7.41	$ 7.04	$ 8.24	$ 7.76
Total Return B,C	3.95%	25.64%	9.22%	(11.83)%	8.05%	33.06%
Ratios to Average Net Assets E,H
Expenses before reductions	.96% A	1.07%	1.10%	.98%	.98%	.93%
Expenses net of fee waivers, if any	.96% A	1.07%	1.10%	.98%	.98%	.93%
Expenses net of all reductions	.95% A	1.04%	1.07%	.96%	.97%	.92%
Net investment income (loss)	5.51% A,G	2.39%	3.18%	3.17%	2.34%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 475	$ 239	$ 372	$ 473	$ 519	$ 814
Portfolio turnover rate F	89% A	79%	74%	83%	43%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.33%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.14 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.005 per share. K Total distributions of $.26 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.034 per share. L Total distributions of $.21 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014 including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 23,958,679
Gross unrealized depreciation	(7,140,909)
Net unrealized appreciation (depreciation) on securities and other investments	$ 16,817,770

Tax cost	$ 205,083,480

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (14,771,177)
2017	(65,376,972)
2018	(3,571,319)
2019	(31,368,797)
Total capital loss carryforward	$ (115,088,265)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities , other than short-term securities, aggregated $88,912,867 and $86,304,476, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Value as compared to its benchmark index,the MSCI EAFE Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 8,127	$ 208
Class T	.25%	.25%	9,598	72
Class B	.75%	.25%	3,173	2,384
Class C	.75%	.25%	16,939	3,332
			$ 37,837	$ 5,996

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,869
Class T	549
Class B*	522
Class C*	419
$ 4,359

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 9,862.30
Class T	6,109.32
Class B	960.30
Class C	5,137.30
International Value	175,257.19
Institutional Class	313.20
	$ 197,638

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $164 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $181 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $73,924. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,681 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $172.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 117,558	$ 121,166
Class T	63,542	67,016
Class B	6,919	11,860
Class C	40,539	47,865
International Value	3,926,459	3,862,005
Institutional Class	5,296	10,688
Total	$ 4,160,313	$ 4,120,600
From net realized gain
Class A	$ 9,681	$ 25,318
Class T	5,931	15,214
Class B	1,042	3,861
Class C	5,113	13,226
International Value	279,037	727,373
Institutional Class	388	1,960
Total	$ 301,192	$ 786,952

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	138,203	221,312	$ 1,229,991	$ 1,773,149
Reinvestment of distributions	12,904	17,344	112,525	128,001
Shares redeemed	(81,314)	(155,517)	(727,840)	(1,235,132)
Net increase (decrease)	69,793	83,139	$ 614,676	$ 666,018

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class T
Shares sold	38,562	91,084	$ 341,783	$ 741,140
Reinvestment of distributions	7,900	11,018	68,890	81,425
Shares redeemed	(37,415)	(46,826)	(331,916)	(371,734)
Net increase (decrease)	9,047	55,276	$ 78,757	$ 450,831
Class B
Shares sold	383	6,334	$ 3,405	$ 51,789
Reinvestment of distributions	756	1,746	6,662	13,011
Shares redeemed	(9,222)	(26,098)	(81,721)	(212,223)
Net increase (decrease)	(8,083)	(18,018)	$ (71,654)	$ (147,423)
Class C
Shares sold	62,156	93,011	$ 553,592	$ 748,735
Reinvestment of distributions	4,784	7,487	41,812	55,475
Shares redeemed	(25,167)	(43,711)	(223,083)	(352,531)
Net increase (decrease)	41,773	56,787	$ 372,321	$ 451,679
International Value
Shares sold	2,487,876	6,308,136	$ 22,114,054	$ 51,241,221
Reinvestment of distributions	470,965	602,705	4,097,400	4,441,937
Shares redeemed	(2,248,127)	(4,113,021)	(19,987,656)	(32,981,230)
Net increase (decrease)	710,714	2,797,820	$ 6,223,798	$ 22,701,928
Institutional Class
Shares sold	28,338	6,984	$ 254,233	$ 56,532
Reinvestment of distributions	394	1,136	3,438	8,383
Shares redeemed	(3,246)	(31,601)	(28,802)	(249,818)
Net increase (decrease)	25,486	(23,481)	$ 228,869	$ (184,903)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other - continued

At the end of the period, Strategic Advisers International II Fund and VIP FundsManager 60% Portfolio were the owners of record of approximately 32% and 13%, respectively, of the total outstanding shares of the Fund.

Mutual funds managed by the investment adviser or its affiliates were owners of record, in the aggregate, of approximately 51% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FIV-USAN-0614
1.827484.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® International Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.31%
Actual		$ 1,000.00	$ 1,037.10	$ 6.62
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.56
Class T	1.58%
Actual		$ 1,000.00	$ 1,035.90	$ 7.98
HypotheticalA		$ 1,000.00	$ 1,016.96	$ 7.90
Class B	2.06%
Actual		$ 1,000.00	$ 1,033.60	$ 10.39
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.06%
Actual		$ 1,000.00	$ 1,033.60	$ 10.39
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
International Value	.95%
Actual		$ 1,000.00	$ 1,039.10	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Institutional Class	.96%
Actual		$ 1,000.00	$ 1,039.50	$ 4.85
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United Kingdom 24.4%
France 17.9%
Japan 15.4%
Switzerland 7.7%
Germany 7.5%
United States of America* 6.3%
Australia 5.4%
Sweden 2.1%
Netherlands 1.9%
Other 11.4%

* Includes short-term investments and net other assets (liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
United Kingdom 24.7%
Japan 19.0%
France 15.6%
Germany 9.1%
Australia 6.8%
Switzerland 5.7%
Netherlands 3.2%
Spain 3.1%
United States of America* 2.6%
Other 10.2%

* Includes short-term investments and net other assets (liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.5	98.2
Short-Term Investments and Net Other Assets (Liabilities)	4.5	1.8
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	4.8	3.6
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	2.4	0.0
Sanofi SA (France, Pharmaceuticals)	2.4	3.4
Novartis AG (Switzerland, Pharmaceuticals)	2.3	1.9
Westpac Banking Corp. (Australia, Banks)	2.3	2.2
HSBC Holdings PLC sponsored ADR (United Kingdom, Banks)	2.2	3.7
Nestle SA (Switzerland, Food Products)	2.1	0.0
BASF AG (Germany, Chemicals)	2.1	1.9
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.0	0.0
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	2.0	3.4
	24.6
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.8	31.7
Health Care	15.6	10.7
Consumer Discretionary	10.4	10.2
Industrials	9.4	9.2
Telecommunication Services	8.4	10.2
Consumer Staples	8.3	6.3
Energy	6.6	6.9
Materials	6.0	7.1
Information Technology	4.0	3.3
Utilities	3.0	2.6

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
Australia - 5.4%
Ansell Ltd.	52,575	$ 883,555
Australia & New Zealand Banking Group Ltd.	111,668	3,575,903
Telstra Corp. Ltd.	222,473	1,078,856
Transurban Group unit	146,959	992,536
Westpac Banking Corp.	141,572	4,637,122
TOTAL AUSTRALIA		11,167,972
Bailiwick of Guernsey - 0.2%
Resolution Ltd.	78,301	394,363
Bailiwick of Jersey - 1.7%
Informa PLC	142,595	1,161,173
Shire PLC	18,600	1,063,771
Wolseley PLC	22,088	1,275,807
TOTAL BAILIWICK OF JERSEY		3,500,751
Belgium - 1.8%
Anheuser-Busch InBev SA NV	12,470	1,359,179
KBC Groupe SA	23,197	1,413,127
UCB SA (d)	12,200	1,000,138
TOTAL BELGIUM		3,772,444
Bermuda - 0.4%
Hongkong Land Holdings Ltd.	132,000	924,000
Canada - 0.4%
Potash Corp. of Saskatchewan, Inc.	22,500	813,330
Denmark - 1.2%
A.P. Moller - Maersk A/S Series B	650	1,548,885
Vestas Wind Systems A/S (a)	19,200	852,223
TOTAL DENMARK		2,401,108
Finland - 1.0%
Sampo Oyj (A Shares)	41,934	2,082,160
France - 17.9%
Arkema SA	12,700	1,416,067
Atos Origin SA	18,582	1,604,273
AXA SA (d)	118,521	3,087,175
BNP Paribas SA	45,647	3,426,698
Cap Gemini SA	19,893	1,405,042
Carrefour SA	35,898	1,395,981
GDF Suez (d)	95,378	2,404,965
Havas SA	132,866	1,056,220
Orange SA	103,900	1,683,314
Common Stocks - continued
	Shares	Value
France - continued
Renault SA	15,045	$ 1,464,219
Sanofi SA	46,402	5,007,699
Schneider Electric SA	10,905	1,021,967
Total SA (a)	137,663	9,848,988
Vivendi SA	75,171	2,016,939
TOTAL FRANCE		36,839,547
Germany - 6.1%
BASF AG (d)	37,105	4,294,778
Bayer AG	11,903	1,651,363
Continental AG	5,966	1,397,560
Deutsche Lufthansa AG	40,300	1,010,857
Deutsche Post AG	28,042	1,055,662
Fresenius SE & Co. KGaA	9,000	1,367,858
Siemens AG	13,491	1,779,738
TOTAL GERMANY		12,557,816
Ireland - 0.5%
Actavis PLC (a)	4,900	1,001,217
Israel - 0.9%
Teva Pharmaceutical Industries Ltd. sponsored ADR	39,699	1,939,693
Italy - 0.5%
Telecom Italia SpA	174,078	223,695
Unione di Banche Italiane ScpA	92,479	880,143
TOTAL ITALY		1,103,838
Japan - 15.4%
AEON Mall Co. Ltd.	29,500	702,333
Astellas Pharma, Inc.	115,500	1,284,526
DENSO Corp.	35,900	1,633,558
Dentsu, Inc.	27,000	1,109,209
East Japan Railway Co.	17,500	1,275,762
Hitachi Ltd.	203,000	1,443,547
Hoya Corp.	57,300	1,689,267
Itochu Corp.	207,300	2,319,667
Japan Tobacco, Inc.	71,200	2,337,235
KDDI Corp.	28,300	1,506,418
Mitsubishi Electric Corp.	105,000	1,194,454
Mitsubishi UFJ Financial Group, Inc.	504,600	2,684,219
Mizuho Financial Group, Inc.	1,114,600	2,183,065
Nippon Telegraph & Telephone Corp.	39,600	2,197,514
OMRON Corp.	26,000	918,081
Common Stocks - continued
	Shares	Value
Japan - continued
ORIX Corp.	103,100	$ 1,489,497
Seven & i Holdings Co., Ltd.	41,900	1,652,065
Seven Bank Ltd.	217,600	823,702
SoftBank Corp.	14,700	1,091,339
Sony Financial Holdings, Inc.	66,000	1,057,446
Sumitomo Mitsui Trust Holdings, Inc.	297,000	1,223,848
TOTAL JAPAN		31,816,752
Korea (South) - 0.7%
Hyundai Motor Co.	6,461	1,438,418
Luxembourg - 0.4%
RTL Group SA	8,039	892,567
Netherlands - 1.9%
ING Groep NV (Certificaten Van Aandelen) (a)	133,690	1,911,081
Koninklijke Philips Electronics NV	26,073	834,680
Unilever NV (Certificaten Van Aandelen) (Bearer)	25,931	1,111,952
TOTAL NETHERLANDS		3,857,713
Singapore - 0.7%
Singapore Telecommunications Ltd.	470,000	1,435,830
Spain - 1.0%
Amadeus IT Holding SA Class A	27,762	1,153,735
International Consolidated Airlines Group SA CDI (a)	143,364	978,147
TOTAL SPAIN		2,131,882
Sweden - 2.1%
Nordea Bank AB	198,000	2,860,893
Svenska Cellulosa AB (SCA) (B Shares) (d)	48,665	1,362,907
TOTAL SWEDEN		4,223,800
Switzerland - 7.7%
Nestle SA	56,048	4,331,630
Novartis AG	53,460	4,647,415
Roche Holding AG (participation certificate)	4,020	1,179,252
Swiss Re Ltd.	25,870	2,258,959
Syngenta AG (Switzerland)	3,239	1,282,617
UBS AG (NY Shares)	99,758	2,085,940
TOTAL SWITZERLAND		15,785,813
United Kingdom - 24.4%
AstraZeneca PLC (United Kingdom)	51,715	4,082,108
BAE Systems PLC	249,429	1,684,544
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Barclays PLC	581,628	$ 2,483,580
BHP Billiton PLC	107,488	3,489,532
BT Group PLC	182,378	1,138,522
Bunzl PLC	61,714	1,751,567
Compass Group PLC	116,886	1,859,040
GlaxoSmithKline PLC	182,339	5,038,129
HSBC Holdings PLC sponsored ADR (d)	86,842	4,456,731
Imperial Tobacco Group PLC	78,867	3,404,877
ITV PLC	489,596	1,504,474
Jazztel PLC (a)	16,000	245,505
Kingfisher PLC	293,862	2,074,431
National Grid PLC	261,581	3,717,920
Next PLC	9,500	1,045,795
Prudential PLC	67,230	1,545,560
Reed Elsevier PLC	147,211	2,167,365
Royal Dutch Shell PLC Class A sponsored ADR	45,979	3,620,386
Standard Chartered PLC (United Kingdom)	45,356	981,361
Vodafone Group PLC sponsored ADR	106,858	4,056,330
TOTAL UNITED KINGDOM		50,347,757
United States of America - 1.8%
AbbVie, Inc.	19,942	1,038,579
Cabot Corp.	16,856	974,277
ResMed, Inc. CDI (d)	185,666	934,862
T-Mobile U.S., Inc. (a)	24,300	711,747
TOTAL UNITED STATES OF AMERICA		3,659,465
TOTAL COMMON STOCKS (Cost $176,858,155)		194,088,236
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.4%
Volkswagen AG (Cost $2,275,707)	10,531	2,835,837
Money Market Funds - 12.1%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	8,399,987	$ 8,399,987
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	16,577,190	16,577,190
TOTAL MONEY MARKET FUNDS (Cost $24,977,177)		24,977,177
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $204,111,039)		221,901,250
NET OTHER ASSETS (LIABILITIES) - (7.6)%		(15,671,424)
NET ASSETS - 100%		$ 206,229,826
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,682
Fidelity Securities Lending Cash Central Fund	73,924
Total	$ 75,606
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 21,639,866	$ 21,639,866	$ -	$ -
Consumer Staples	16,955,826	10,153,065	6,802,761	-
Energy	13,469,374	3,620,386	9,848,988	-
Financials	49,168,906	32,500,431	16,668,475	-
Health Care	32,120,165	11,101,791	21,018,374	-
Industrials	19,576,496	15,969,542	2,614,418	992,536
Information Technology	8,213,945	8,213,945	-	-
Materials	12,270,601	7,498,452	4,772,149	-
Telecommunication Services	17,386,009	12,142,964	5,243,045	-
Utilities	6,122,885	2,404,965	3,717,920	-
Money Market Funds	24,977,177	24,977,177	-	-
Total Investments in Securities:	$ 221,901,250	$ 150,222,584	$ 70,686,130	$ 992,536

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 5,921,132
Level 2 to Level 1	$ 16,391,628

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,791,219) - See accompanying schedule: Unaffiliated issuers (cost $179,133,862)	$ 196,924,073
Fidelity Central Funds (cost $24,977,177)	24,977,177
Total Investments (cost $204,111,039)		$ 221,901,250
Cash		105,395
Foreign currency held at value (cost $44,056)		44,056
Receivable for investments sold		1,407,852
Receivable for fund shares sold		169,655
Dividends receivable		1,116,323
Distributions receivable from Fidelity Central Funds		25,427
Prepaid expenses		168
Other receivables		6,042
Total assets		224,776,168

Liabilities
Payable for investments purchased	$ 1,670,916
Payable for fund shares redeemed	92,202
Accrued management fee	93,921
Distribution and service plan fees payable	6,522
Other affiliated payables	42,093
Other payables and accrued expenses	63,498
Collateral on securities loaned, at value	16,577,190
Total liabilities		18,546,342

Net Assets		$ 206,229,826
Net Assets consist of:
Paid in capital		$ 290,373,839
Undistributed net investment income		4,891,902
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(106,836,908)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,800,993
Net Assets		$ 206,229,826

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,922,426 ÷ 760,596 shares)	$ 9.10

Maximum offering price per share (100/94.25 of $9.10)	$ 9.66
Class T: Net Asset Value and redemption price per share ($3,902,243 ÷ 429,255 shares)	$ 9.09

Maximum offering price per share (100/96.50 of $9.09)	$ 9.42
Class B: Net Asset Value and offering price per share ($618,028 ÷ 67,407 shares)A	$ 9.17

Class C: Net Asset Value and offering price per share ($3,671,658 ÷ 403,433 shares)A	$ 9.10

International Value: Net Asset Value, offering price and redemption price per share ($190,640,079 ÷ 20,946,808 shares)	$ 9.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($475,392 ÷ 52,142 shares)	$ 9.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 3,356,097
Special dividends		3,142,692
Interest		1,834
Income from Fidelity Central Funds		75,606
Income before foreign taxes withheld		6,576,229
Less foreign taxes withheld		(228,440)
Total income		6,347,789

Expenses
Management fee Basic fee	$ 688,239
Performance adjustment	(117,795)
Transfer agent fees	197,638
Distribution and service plan fees	37,837
Accounting and security lending fees	51,293
Custodian fees and expenses	58,735
Independent trustees' compensation	383
Registration fees	32,890
Audit	30,469
Legal	422
Miscellaneous	991
Total expenses before reductions	981,102
Expense reductions	(4,853)	976,249
Net investment income (loss)		5,371,540
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,486,233
Foreign currency transactions	(19,196)
Total net realized gain (loss)		9,467,037
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,266,578)
Assets and liabilities in foreign currencies	6,441
Total change in net unrealized appreciation (depreciation)		(7,260,137)
Net gain (loss)		2,206,900
Net increase (decrease) in net assets resulting from operations		$ 7,578,440

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,371,540	$ 3,964,300
Net realized gain (loss)	9,467,037	9,397,591
Change in net unrealized appreciation (depreciation)	(7,260,137)	23,791,522
Net increase (decrease) in net assets resulting from operations	7,578,440	37,153,413
Distributions to shareholders from net investment income	(4,160,313)	(4,120,600)
Distributions to shareholders from net realized gain	(301,192)	(786,952)
Total distributions	(4,461,505)	(4,907,552)
Share transactions - net increase (decrease)	7,446,767	23,938,130
Redemption fees	853	3,144
Total increase (decrease) in net assets	10,564,555	56,187,135

Net Assets
Beginning of period	195,665,271	139,478,136
End of period (including undistributed net investment income of $4,891,902 and undistributed net investment income of $3,680,675, respectively)	$ 206,229,826	$ 195,665,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.96	$ 7.39	$ 7.02	$ 8.22	$ 7.75	$ 5.93
Income from Investment Operations
Net investment income (loss) E	.23 H	.17	.20	.22	.15	.12
Net realized and unrealized gain (loss)	.09	1.64	.39	(1.19)	.44	1.78
Total from investment operations	.32	1.81	.59	(.97)	.59	1.90
Distributions from net investment income	(.17)	(.20)	(.22)	(.19)	(.11)	(.08)
Distributions from net realized gain	(.01)	(.04)	-	(.03)	(.01)	-
Total distributions	(.18)	(.24)	(.22)	(.23) K	(.12)	(.08)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 9.10	$ 8.96	$ 7.39	$ 7.02	$ 8.22	$ 7.75
Total Return B,C,D	3.71%	25.24%	8.82%	(12.19)%	7.60%	32.71%
Ratios to Average Net Assets F,I
Expenses before reductions	1.31% A	1.39%	1.44%	1.36%	1.40%	1.34%
Expenses net of fee waivers, if any	1.31% A	1.39%	1.44%	1.36%	1.40%	1.34%
Expenses net of all reductions	1.31% A	1.36%	1.41%	1.34%	1.38%	1.32%
Net investment income (loss)	5.15% A,H	2.08%	2.85%	2.79%	1.93%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,922	$ 6,191	$ 4,491	$ 4,668	$ 4,699	$ 4,456
Portfolio turnover rate G	89% A	79%	74%	83%	43%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.97%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.23 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.94	$ 7.38	$ 7.00	$ 8.20	$ 7.73	$ 5.91
Income from Investment Operations
Net investment income (loss) E	.22 H	.15	.18	.20	.13	.10
Net realized and unrealized gain (loss)	.09	1.64	.40	(1.19)	.44	1.77
Total from investment operations	.31	1.79	.58	(.99)	.57	1.87
Distributions from net investment income	(.15)	(.19)	(.20)	(.17)	(.09)	(.05)
Distributions from net realized gain	(.01)	(.04)	-	(.03)	(.01)	-
Total distributions	(.16)	(.23)	(.20)	(.21) K	(.10)	(.05)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 9.09	$ 8.94	$ 7.38	$ 7.00	$ 8.20	$ 7.73
Total Return B,C,D	3.59%	24.86%	8.60%	(12.42)%	7.32%	32.14%
Ratios to Average Net Assets F,I
Expenses before reductions	1.58% A	1.66%	1.71%	1.63%	1.67%	1.60%
Expenses net of fee waivers, if any	1.58% A	1.65%	1.70%	1.62%	1.67%	1.60%
Expenses net of all reductions	1.57% A	1.63%	1.67%	1.60%	1.65%	1.59%
Net investment income (loss)	4.89% A,H	1.81%	2.58%	2.52%	1.65%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,902	$ 3,758	$ 2,693	$ 2,468	$ 2,276	$ 2,395
Portfolio turnover rate G	89% A	79%	74%	83%	43%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.71%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.98	$ 7.39	$ 7.00	$ 8.20	$ 7.74	$ 5.88
Income from Investment Operations
Net investment income (loss) E	.20 H	.11	.14	.17	.09	.07
Net realized and unrealized gain (loss)	.10	1.65	.41	(1.20)	.44	1.79
Total from investment operations	.30	1.76	.55	(1.03)	.53	1.86
Distributions from net investment income	(.09)	(.13)	(.16)	(.13)	(.06)	-
Distributions from net realized gain	(.01)	(.04)	-	(.03)	(.01)	-
Total distributions	(.11) L	(.17)	(.16)	(.17) K	(.07)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 9.17	$ 8.98	$ 7.39	$ 7.00	$ 8.20	$ 7.74
Total Return B,C,D	3.36%	24.30%	8.07%	(12.88)%	6.82%	31.63%
Ratios to Average Net Assets F,I
Expenses before reductions	2.06% A	2.14%	2.19%	2.11%	2.15%	2.08%
Expenses net of fee waivers, if any	2.06% A	2.14%	2.19%	2.11%	2.15%	2.08%
Expenses net of all reductions	2.06% A	2.11%	2.16%	2.09%	2.13%	2.07%
Net investment income (loss)	4.40% A,H	1.32%	2.09%	2.04%	1.18%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 618	$ 678	$ 691	$ 901	$ 1,216	$ 1,076
Portfolio turnover rate G	89% A	79%	74%	83%	43%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.22%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.17 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.034 per share. L Total distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.93	$ 7.38	$ 7.00	$ 8.20	$ 7.73	$ 5.88
Income from Investment Operations
Net investment income (loss) E	.20 H	.11	.14	.16	.09	.07
Net realized and unrealized gain (loss)	.10	1.63	.41	(1.19)	.44	1.78
Total from investment operations	.30	1.74	.55	(1.03)	.53	1.85
Distributions from net investment income	(.11)	(.15)	(.17)	(.14)	(.05)	-
Distributions from net realized gain	(.01)	(.04)	-	(.03)	(.01)	-
Total distributions	(.13) K	(.19)	(.17)	(.17)	(.06)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 9.10	$ 8.93	$ 7.38	$ 7.00	$ 8.20	$ 7.73
Total Return B,C,D	3.36%	24.17%	8.12%	(12.84)%	6.84%	31.46%
Ratios to Average Net Assets F,I
Expenses before reductions	2.06% A	2.14%	2.19%	2.12%	2.15%	2.08%
Expenses net of fee waivers, if any	2.06% A	2.14%	2.19%	2.11%	2.15%	2.08%
Expenses net of all reductions	2.06% A	2.11%	2.16%	2.09%	2.13%	2.06%
Net investment income (loss)	4.40% A,H	1.33%	2.09%	2.04%	1.18%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,672	$ 3,231	$ 2,249	$ 2,108	$ 2,123	$ 2,108
Portfolio turnover rate G	89% A	79%	74%	83%	43%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.22%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.13 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Value

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 7.40	$ 7.03	$ 8.23	$ 7.75	$ 5.95
Income from Investment Operations
Net investment income (loss) D	.25 G	.19	.22	.25	.17	.13
Net realized and unrealized gain (loss)	.09	1.65	.40	(1.20)	.44	1.78
Total from investment operations	.34	1.84	.62	(.95)	.61	1.91
Distributions from net investment income	(.20)	(.22)	(.25)	(.22)	(.13)	(.11)
Distributions from net realized gain	(.01)	(.04)	-	(.03)	(.01)	-
Total distributions	(.21)	(.27) K	(.25)	(.25)	(.13) J	(.11)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 9.10	$ 8.97	$ 7.40	$ 7.03	$ 8.23	$ 7.75
Total Return B,C	3.91%	25.57%	9.19%	(11.91)%	7.95%	33.09%
Ratios to Average Net Assets E,H
Expenses before reductions	.95% A	1.05%	1.13%	1.04%	1.09%	1.07%
Expenses net of fee waivers, if any	.95% A	1.05%	1.13%	1.03%	1.09%	1.07%
Expenses net of all reductions	.95% A	1.02%	1.10%	1.01%	1.08%	1.06%
Net investment income (loss)	5.51% A,G	2.41%	3.16%	3.11%	2.23%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 190,640	$ 181,568	$ 128,983	$ 150,967	$ 163,090	$ 180,447
Portfolio turnover rate F	89% A	79%	74%	83%	43%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.33%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.13 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.005 per share. K Total distributions of $.27 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.042 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.98	$ 7.41	$ 7.04	$ 8.24	$ 7.76	$ 5.96
Income from Investment Operations
Net investment income (loss) D	.24 G	.19	.22	.25	.18	.14
Net realized and unrealized gain (loss)	.11	1.65	.40	(1.19)	.44	1.78
Total from investment operations	.35	1.84	.62	(.94)	.62	1.92
Distributions from net investment income	(.19)	(.23)	(.25)	(.22)	(.14)	(.12)
Distributions from net realized gain	(.01)	(.04)	-	(.03)	(.01)	-
Total distributions	(.21) L	(.27)	(.25)	(.26) K	(.14) J	(.12)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 9.12	$ 8.98	$ 7.41	$ 7.04	$ 8.24	$ 7.76
Total Return B,C	3.95%	25.64%	9.22%	(11.83)%	8.05%	33.06%
Ratios to Average Net Assets E,H
Expenses before reductions	.96% A	1.07%	1.10%	.98%	.98%	.93%
Expenses net of fee waivers, if any	.96% A	1.07%	1.10%	.98%	.98%	.93%
Expenses net of all reductions	.95% A	1.04%	1.07%	.96%	.97%	.92%
Net investment income (loss)	5.51% A,G	2.39%	3.18%	3.17%	2.34%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 475	$ 239	$ 372	$ 473	$ 519	$ 814
Portfolio turnover rate F	89% A	79%	74%	83%	43%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.33%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.14 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.005 per share. K Total distributions of $.26 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.034 per share. L Total distributions of $.21 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014 including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 23,958,679
Gross unrealized depreciation	(7,140,909)
Net unrealized appreciation (depreciation) on securities and other investments	$ 16,817,770

Tax cost	$ 205,083,480

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (14,771,177)
2017	(65,376,972)
2018	(3,571,319)
2019	(31,368,797)
Total capital loss carryforward	$ (115,088,265)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities , other than short-term securities, aggregated $88,912,867 and $86,304,476, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Value as compared to its benchmark index,the MSCI EAFE Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 8,127	$ 208
Class T	.25%	.25%	9,598	72
Class B	.75%	.25%	3,173	2,384
Class C	.75%	.25%	16,939	3,332
			$ 37,837	$ 5,996

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,869
Class T	549
Class B*	522
Class C*	419
$ 4,359

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 9,862.30
Class T	6,109.32
Class B	960.30
Class C	5,137.30
International Value	175,257.19
Institutional Class	313.20
	$ 197,638

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $164 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $181 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $73,924. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,681 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $172.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 117,558	$ 121,166
Class T	63,542	67,016
Class B	6,919	11,860
Class C	40,539	47,865
International Value	3,926,459	3,862,005
Institutional Class	5,296	10,688
Total	$ 4,160,313	$ 4,120,600
From net realized gain
Class A	$ 9,681	$ 25,318
Class T	5,931	15,214
Class B	1,042	3,861
Class C	5,113	13,226
International Value	279,037	727,373
Institutional Class	388	1,960
Total	$ 301,192	$ 786,952

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	138,203	221,312	$ 1,229,991	$ 1,773,149
Reinvestment of distributions	12,904	17,344	112,525	128,001
Shares redeemed	(81,314)	(155,517)	(727,840)	(1,235,132)
Net increase (decrease)	69,793	83,139	$ 614,676	$ 666,018

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class T
Shares sold	38,562	91,084	$ 341,783	$ 741,140
Reinvestment of distributions	7,900	11,018	68,890	81,425
Shares redeemed	(37,415)	(46,826)	(331,916)	(371,734)
Net increase (decrease)	9,047	55,276	$ 78,757	$ 450,831
Class B
Shares sold	383	6,334	$ 3,405	$ 51,789
Reinvestment of distributions	756	1,746	6,662	13,011
Shares redeemed	(9,222)	(26,098)	(81,721)	(212,223)
Net increase (decrease)	(8,083)	(18,018)	$ (71,654)	$ (147,423)
Class C
Shares sold	62,156	93,011	$ 553,592	$ 748,735
Reinvestment of distributions	4,784	7,487	41,812	55,475
Shares redeemed	(25,167)	(43,711)	(223,083)	(352,531)
Net increase (decrease)	41,773	56,787	$ 372,321	$ 451,679
International Value
Shares sold	2,487,876	6,308,136	$ 22,114,054	$ 51,241,221
Reinvestment of distributions	470,965	602,705	4,097,400	4,441,937
Shares redeemed	(2,248,127)	(4,113,021)	(19,987,656)	(32,981,230)
Net increase (decrease)	710,714	2,797,820	$ 6,223,798	$ 22,701,928
Institutional Class
Shares sold	28,338	6,984	$ 254,233	$ 56,532
Reinvestment of distributions	394	1,136	3,438	8,383
Shares redeemed	(3,246)	(31,601)	(28,802)	(249,818)
Net increase (decrease)	25,486	(23,481)	$ 228,869	$ (184,903)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other - continued

At the end of the period, Strategic Advisers International II Fund and VIP FundsManager 60% Portfolio were the owners of record of approximately 32% and 13%, respectively, of the total outstanding shares of the Fund.

Mutual funds managed by the investment adviser or its affiliates were owners of record, in the aggregate, of approximately 51% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AFIV-USAN-0614
1.827499.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Value

Fund - Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Institutional Class is
a class of Fidelity®
International Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.31%
Actual		$ 1,000.00	$ 1,037.10	$ 6.62
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.56
Class T	1.58%
Actual		$ 1,000.00	$ 1,035.90	$ 7.98
HypotheticalA		$ 1,000.00	$ 1,016.96	$ 7.90
Class B	2.06%
Actual		$ 1,000.00	$ 1,033.60	$ 10.39
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.06%
Actual		$ 1,000.00	$ 1,033.60	$ 10.39
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
International Value	.95%
Actual		$ 1,000.00	$ 1,039.10	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Institutional Class	.96%
Actual		$ 1,000.00	$ 1,039.50	$ 4.85
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United Kingdom 24.4%
France 17.9%
Japan 15.4%
Switzerland 7.7%
Germany 7.5%
United States of America* 6.3%
Australia 5.4%
Sweden 2.1%
Netherlands 1.9%
Other 11.4%

* Includes short-term investments and net other assets (liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
United Kingdom 24.7%
Japan 19.0%
France 15.6%
Germany 9.1%
Australia 6.8%
Switzerland 5.7%
Netherlands 3.2%
Spain 3.1%
United States of America* 2.6%
Other 10.2%

* Includes short-term investments and net other assets (liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.5	98.2
Short-Term Investments and Net Other Assets (Liabilities)	4.5	1.8
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	4.8	3.6
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	2.4	0.0
Sanofi SA (France, Pharmaceuticals)	2.4	3.4
Novartis AG (Switzerland, Pharmaceuticals)	2.3	1.9
Westpac Banking Corp. (Australia, Banks)	2.3	2.2
HSBC Holdings PLC sponsored ADR (United Kingdom, Banks)	2.2	3.7
Nestle SA (Switzerland, Food Products)	2.1	0.0
BASF AG (Germany, Chemicals)	2.1	1.9
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.0	0.0
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	2.0	3.4
	24.6
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.8	31.7
Health Care	15.6	10.7
Consumer Discretionary	10.4	10.2
Industrials	9.4	9.2
Telecommunication Services	8.4	10.2
Consumer Staples	8.3	6.3
Energy	6.6	6.9
Materials	6.0	7.1
Information Technology	4.0	3.3
Utilities	3.0	2.6

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
Australia - 5.4%
Ansell Ltd.	52,575	$ 883,555
Australia & New Zealand Banking Group Ltd.	111,668	3,575,903
Telstra Corp. Ltd.	222,473	1,078,856
Transurban Group unit	146,959	992,536
Westpac Banking Corp.	141,572	4,637,122
TOTAL AUSTRALIA		11,167,972
Bailiwick of Guernsey - 0.2%
Resolution Ltd.	78,301	394,363
Bailiwick of Jersey - 1.7%
Informa PLC	142,595	1,161,173
Shire PLC	18,600	1,063,771
Wolseley PLC	22,088	1,275,807
TOTAL BAILIWICK OF JERSEY		3,500,751
Belgium - 1.8%
Anheuser-Busch InBev SA NV	12,470	1,359,179
KBC Groupe SA	23,197	1,413,127
UCB SA (d)	12,200	1,000,138
TOTAL BELGIUM		3,772,444
Bermuda - 0.4%
Hongkong Land Holdings Ltd.	132,000	924,000
Canada - 0.4%
Potash Corp. of Saskatchewan, Inc.	22,500	813,330
Denmark - 1.2%
A.P. Moller - Maersk A/S Series B	650	1,548,885
Vestas Wind Systems A/S (a)	19,200	852,223
TOTAL DENMARK		2,401,108
Finland - 1.0%
Sampo Oyj (A Shares)	41,934	2,082,160
France - 17.9%
Arkema SA	12,700	1,416,067
Atos Origin SA	18,582	1,604,273
AXA SA (d)	118,521	3,087,175
BNP Paribas SA	45,647	3,426,698
Cap Gemini SA	19,893	1,405,042
Carrefour SA	35,898	1,395,981
GDF Suez (d)	95,378	2,404,965
Havas SA	132,866	1,056,220
Orange SA	103,900	1,683,314
Common Stocks - continued
	Shares	Value
France - continued
Renault SA	15,045	$ 1,464,219
Sanofi SA	46,402	5,007,699
Schneider Electric SA	10,905	1,021,967
Total SA (a)	137,663	9,848,988
Vivendi SA	75,171	2,016,939
TOTAL FRANCE		36,839,547
Germany - 6.1%
BASF AG (d)	37,105	4,294,778
Bayer AG	11,903	1,651,363
Continental AG	5,966	1,397,560
Deutsche Lufthansa AG	40,300	1,010,857
Deutsche Post AG	28,042	1,055,662
Fresenius SE & Co. KGaA	9,000	1,367,858
Siemens AG	13,491	1,779,738
TOTAL GERMANY		12,557,816
Ireland - 0.5%
Actavis PLC (a)	4,900	1,001,217
Israel - 0.9%
Teva Pharmaceutical Industries Ltd. sponsored ADR	39,699	1,939,693
Italy - 0.5%
Telecom Italia SpA	174,078	223,695
Unione di Banche Italiane ScpA	92,479	880,143
TOTAL ITALY		1,103,838
Japan - 15.4%
AEON Mall Co. Ltd.	29,500	702,333
Astellas Pharma, Inc.	115,500	1,284,526
DENSO Corp.	35,900	1,633,558
Dentsu, Inc.	27,000	1,109,209
East Japan Railway Co.	17,500	1,275,762
Hitachi Ltd.	203,000	1,443,547
Hoya Corp.	57,300	1,689,267
Itochu Corp.	207,300	2,319,667
Japan Tobacco, Inc.	71,200	2,337,235
KDDI Corp.	28,300	1,506,418
Mitsubishi Electric Corp.	105,000	1,194,454
Mitsubishi UFJ Financial Group, Inc.	504,600	2,684,219
Mizuho Financial Group, Inc.	1,114,600	2,183,065
Nippon Telegraph & Telephone Corp.	39,600	2,197,514
OMRON Corp.	26,000	918,081
Common Stocks - continued
	Shares	Value
Japan - continued
ORIX Corp.	103,100	$ 1,489,497
Seven & i Holdings Co., Ltd.	41,900	1,652,065
Seven Bank Ltd.	217,600	823,702
SoftBank Corp.	14,700	1,091,339
Sony Financial Holdings, Inc.	66,000	1,057,446
Sumitomo Mitsui Trust Holdings, Inc.	297,000	1,223,848
TOTAL JAPAN		31,816,752
Korea (South) - 0.7%
Hyundai Motor Co.	6,461	1,438,418
Luxembourg - 0.4%
RTL Group SA	8,039	892,567
Netherlands - 1.9%
ING Groep NV (Certificaten Van Aandelen) (a)	133,690	1,911,081
Koninklijke Philips Electronics NV	26,073	834,680
Unilever NV (Certificaten Van Aandelen) (Bearer)	25,931	1,111,952
TOTAL NETHERLANDS		3,857,713
Singapore - 0.7%
Singapore Telecommunications Ltd.	470,000	1,435,830
Spain - 1.0%
Amadeus IT Holding SA Class A	27,762	1,153,735
International Consolidated Airlines Group SA CDI (a)	143,364	978,147
TOTAL SPAIN		2,131,882
Sweden - 2.1%
Nordea Bank AB	198,000	2,860,893
Svenska Cellulosa AB (SCA) (B Shares) (d)	48,665	1,362,907
TOTAL SWEDEN		4,223,800
Switzerland - 7.7%
Nestle SA	56,048	4,331,630
Novartis AG	53,460	4,647,415
Roche Holding AG (participation certificate)	4,020	1,179,252
Swiss Re Ltd.	25,870	2,258,959
Syngenta AG (Switzerland)	3,239	1,282,617
UBS AG (NY Shares)	99,758	2,085,940
TOTAL SWITZERLAND		15,785,813
United Kingdom - 24.4%
AstraZeneca PLC (United Kingdom)	51,715	4,082,108
BAE Systems PLC	249,429	1,684,544
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Barclays PLC	581,628	$ 2,483,580
BHP Billiton PLC	107,488	3,489,532
BT Group PLC	182,378	1,138,522
Bunzl PLC	61,714	1,751,567
Compass Group PLC	116,886	1,859,040
GlaxoSmithKline PLC	182,339	5,038,129
HSBC Holdings PLC sponsored ADR (d)	86,842	4,456,731
Imperial Tobacco Group PLC	78,867	3,404,877
ITV PLC	489,596	1,504,474
Jazztel PLC (a)	16,000	245,505
Kingfisher PLC	293,862	2,074,431
National Grid PLC	261,581	3,717,920
Next PLC	9,500	1,045,795
Prudential PLC	67,230	1,545,560
Reed Elsevier PLC	147,211	2,167,365
Royal Dutch Shell PLC Class A sponsored ADR	45,979	3,620,386
Standard Chartered PLC (United Kingdom)	45,356	981,361
Vodafone Group PLC sponsored ADR	106,858	4,056,330
TOTAL UNITED KINGDOM		50,347,757
United States of America - 1.8%
AbbVie, Inc.	19,942	1,038,579
Cabot Corp.	16,856	974,277
ResMed, Inc. CDI (d)	185,666	934,862
T-Mobile U.S., Inc. (a)	24,300	711,747
TOTAL UNITED STATES OF AMERICA		3,659,465
TOTAL COMMON STOCKS (Cost $176,858,155)		194,088,236
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.4%
Volkswagen AG (Cost $2,275,707)	10,531	2,835,837
Money Market Funds - 12.1%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	8,399,987	$ 8,399,987
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	16,577,190	16,577,190
TOTAL MONEY MARKET FUNDS (Cost $24,977,177)		24,977,177
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $204,111,039)		221,901,250
NET OTHER ASSETS (LIABILITIES) - (7.6)%		(15,671,424)
NET ASSETS - 100%		$ 206,229,826
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,682
Fidelity Securities Lending Cash Central Fund	73,924
Total	$ 75,606
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 21,639,866	$ 21,639,866	$ -	$ -
Consumer Staples	16,955,826	10,153,065	6,802,761	-
Energy	13,469,374	3,620,386	9,848,988	-
Financials	49,168,906	32,500,431	16,668,475	-
Health Care	32,120,165	11,101,791	21,018,374	-
Industrials	19,576,496	15,969,542	2,614,418	992,536
Information Technology	8,213,945	8,213,945	-	-
Materials	12,270,601	7,498,452	4,772,149	-
Telecommunication Services	17,386,009	12,142,964	5,243,045	-
Utilities	6,122,885	2,404,965	3,717,920	-
Money Market Funds	24,977,177	24,977,177	-	-
Total Investments in Securities:	$ 221,901,250	$ 150,222,584	$ 70,686,130	$ 992,536

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 5,921,132
Level 2 to Level 1	$ 16,391,628

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,791,219) - See accompanying schedule: Unaffiliated issuers (cost $179,133,862)	$ 196,924,073
Fidelity Central Funds (cost $24,977,177)	24,977,177
Total Investments (cost $204,111,039)		$ 221,901,250
Cash		105,395
Foreign currency held at value (cost $44,056)		44,056
Receivable for investments sold		1,407,852
Receivable for fund shares sold		169,655
Dividends receivable		1,116,323
Distributions receivable from Fidelity Central Funds		25,427
Prepaid expenses		168
Other receivables		6,042
Total assets		224,776,168

Liabilities
Payable for investments purchased	$ 1,670,916
Payable for fund shares redeemed	92,202
Accrued management fee	93,921
Distribution and service plan fees payable	6,522
Other affiliated payables	42,093
Other payables and accrued expenses	63,498
Collateral on securities loaned, at value	16,577,190
Total liabilities		18,546,342

Net Assets		$ 206,229,826
Net Assets consist of:
Paid in capital		$ 290,373,839
Undistributed net investment income		4,891,902
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(106,836,908)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,800,993
Net Assets		$ 206,229,826

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,922,426 ÷ 760,596 shares)	$ 9.10

Maximum offering price per share (100/94.25 of $9.10)	$ 9.66
Class T: Net Asset Value and redemption price per share ($3,902,243 ÷ 429,255 shares)	$ 9.09

Maximum offering price per share (100/96.50 of $9.09)	$ 9.42
Class B: Net Asset Value and offering price per share ($618,028 ÷ 67,407 shares)A	$ 9.17

Class C: Net Asset Value and offering price per share ($3,671,658 ÷ 403,433 shares)A	$ 9.10

International Value: Net Asset Value, offering price and redemption price per share ($190,640,079 ÷ 20,946,808 shares)	$ 9.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($475,392 ÷ 52,142 shares)	$ 9.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 3,356,097
Special dividends		3,142,692
Interest		1,834
Income from Fidelity Central Funds		75,606
Income before foreign taxes withheld		6,576,229
Less foreign taxes withheld		(228,440)
Total income		6,347,789

Expenses
Management fee Basic fee	$ 688,239
Performance adjustment	(117,795)
Transfer agent fees	197,638
Distribution and service plan fees	37,837
Accounting and security lending fees	51,293
Custodian fees and expenses	58,735
Independent trustees' compensation	383
Registration fees	32,890
Audit	30,469
Legal	422
Miscellaneous	991
Total expenses before reductions	981,102
Expense reductions	(4,853)	976,249
Net investment income (loss)		5,371,540
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,486,233
Foreign currency transactions	(19,196)
Total net realized gain (loss)		9,467,037
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,266,578)
Assets and liabilities in foreign currencies	6,441
Total change in net unrealized appreciation (depreciation)		(7,260,137)
Net gain (loss)		2,206,900
Net increase (decrease) in net assets resulting from operations		$ 7,578,440

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,371,540	$ 3,964,300
Net realized gain (loss)	9,467,037	9,397,591
Change in net unrealized appreciation (depreciation)	(7,260,137)	23,791,522
Net increase (decrease) in net assets resulting from operations	7,578,440	37,153,413
Distributions to shareholders from net investment income	(4,160,313)	(4,120,600)
Distributions to shareholders from net realized gain	(301,192)	(786,952)
Total distributions	(4,461,505)	(4,907,552)
Share transactions - net increase (decrease)	7,446,767	23,938,130
Redemption fees	853	3,144
Total increase (decrease) in net assets	10,564,555	56,187,135

Net Assets
Beginning of period	195,665,271	139,478,136
End of period (including undistributed net investment income of $4,891,902 and undistributed net investment income of $3,680,675, respectively)	$ 206,229,826	$ 195,665,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.96	$ 7.39	$ 7.02	$ 8.22	$ 7.75	$ 5.93
Income from Investment Operations
Net investment income (loss) E	.23 H	.17	.20	.22	.15	.12
Net realized and unrealized gain (loss)	.09	1.64	.39	(1.19)	.44	1.78
Total from investment operations	.32	1.81	.59	(.97)	.59	1.90
Distributions from net investment income	(.17)	(.20)	(.22)	(.19)	(.11)	(.08)
Distributions from net realized gain	(.01)	(.04)	-	(.03)	(.01)	-
Total distributions	(.18)	(.24)	(.22)	(.23) K	(.12)	(.08)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 9.10	$ 8.96	$ 7.39	$ 7.02	$ 8.22	$ 7.75
Total Return B,C,D	3.71%	25.24%	8.82%	(12.19)%	7.60%	32.71%
Ratios to Average Net Assets F,I
Expenses before reductions	1.31% A	1.39%	1.44%	1.36%	1.40%	1.34%
Expenses net of fee waivers, if any	1.31% A	1.39%	1.44%	1.36%	1.40%	1.34%
Expenses net of all reductions	1.31% A	1.36%	1.41%	1.34%	1.38%	1.32%
Net investment income (loss)	5.15% A,H	2.08%	2.85%	2.79%	1.93%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,922	$ 6,191	$ 4,491	$ 4,668	$ 4,699	$ 4,456
Portfolio turnover rate G	89% A	79%	74%	83%	43%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.97%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.23 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.94	$ 7.38	$ 7.00	$ 8.20	$ 7.73	$ 5.91
Income from Investment Operations
Net investment income (loss) E	.22 H	.15	.18	.20	.13	.10
Net realized and unrealized gain (loss)	.09	1.64	.40	(1.19)	.44	1.77
Total from investment operations	.31	1.79	.58	(.99)	.57	1.87
Distributions from net investment income	(.15)	(.19)	(.20)	(.17)	(.09)	(.05)
Distributions from net realized gain	(.01)	(.04)	-	(.03)	(.01)	-
Total distributions	(.16)	(.23)	(.20)	(.21) K	(.10)	(.05)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 9.09	$ 8.94	$ 7.38	$ 7.00	$ 8.20	$ 7.73
Total Return B,C,D	3.59%	24.86%	8.60%	(12.42)%	7.32%	32.14%
Ratios to Average Net Assets F,I
Expenses before reductions	1.58% A	1.66%	1.71%	1.63%	1.67%	1.60%
Expenses net of fee waivers, if any	1.58% A	1.65%	1.70%	1.62%	1.67%	1.60%
Expenses net of all reductions	1.57% A	1.63%	1.67%	1.60%	1.65%	1.59%
Net investment income (loss)	4.89% A,H	1.81%	2.58%	2.52%	1.65%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,902	$ 3,758	$ 2,693	$ 2,468	$ 2,276	$ 2,395
Portfolio turnover rate G	89% A	79%	74%	83%	43%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.71%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.98	$ 7.39	$ 7.00	$ 8.20	$ 7.74	$ 5.88
Income from Investment Operations
Net investment income (loss) E	.20 H	.11	.14	.17	.09	.07
Net realized and unrealized gain (loss)	.10	1.65	.41	(1.20)	.44	1.79
Total from investment operations	.30	1.76	.55	(1.03)	.53	1.86
Distributions from net investment income	(.09)	(.13)	(.16)	(.13)	(.06)	-
Distributions from net realized gain	(.01)	(.04)	-	(.03)	(.01)	-
Total distributions	(.11) L	(.17)	(.16)	(.17) K	(.07)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 9.17	$ 8.98	$ 7.39	$ 7.00	$ 8.20	$ 7.74
Total Return B,C,D	3.36%	24.30%	8.07%	(12.88)%	6.82%	31.63%
Ratios to Average Net Assets F,I
Expenses before reductions	2.06% A	2.14%	2.19%	2.11%	2.15%	2.08%
Expenses net of fee waivers, if any	2.06% A	2.14%	2.19%	2.11%	2.15%	2.08%
Expenses net of all reductions	2.06% A	2.11%	2.16%	2.09%	2.13%	2.07%
Net investment income (loss)	4.40% A,H	1.32%	2.09%	2.04%	1.18%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 618	$ 678	$ 691	$ 901	$ 1,216	$ 1,076
Portfolio turnover rate G	89% A	79%	74%	83%	43%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.22%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.17 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.034 per share. L Total distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.93	$ 7.38	$ 7.00	$ 8.20	$ 7.73	$ 5.88
Income from Investment Operations
Net investment income (loss) E	.20 H	.11	.14	.16	.09	.07
Net realized and unrealized gain (loss)	.10	1.63	.41	(1.19)	.44	1.78
Total from investment operations	.30	1.74	.55	(1.03)	.53	1.85
Distributions from net investment income	(.11)	(.15)	(.17)	(.14)	(.05)	-
Distributions from net realized gain	(.01)	(.04)	-	(.03)	(.01)	-
Total distributions	(.13) K	(.19)	(.17)	(.17)	(.06)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 9.10	$ 8.93	$ 7.38	$ 7.00	$ 8.20	$ 7.73
Total Return B,C,D	3.36%	24.17%	8.12%	(12.84)%	6.84%	31.46%
Ratios to Average Net Assets F,I
Expenses before reductions	2.06% A	2.14%	2.19%	2.12%	2.15%	2.08%
Expenses net of fee waivers, if any	2.06% A	2.14%	2.19%	2.11%	2.15%	2.08%
Expenses net of all reductions	2.06% A	2.11%	2.16%	2.09%	2.13%	2.06%
Net investment income (loss)	4.40% A,H	1.33%	2.09%	2.04%	1.18%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,672	$ 3,231	$ 2,249	$ 2,108	$ 2,123	$ 2,108
Portfolio turnover rate G	89% A	79%	74%	83%	43%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.22%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.13 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Value

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 7.40	$ 7.03	$ 8.23	$ 7.75	$ 5.95
Income from Investment Operations
Net investment income (loss) D	.25 G	.19	.22	.25	.17	.13
Net realized and unrealized gain (loss)	.09	1.65	.40	(1.20)	.44	1.78
Total from investment operations	.34	1.84	.62	(.95)	.61	1.91
Distributions from net investment income	(.20)	(.22)	(.25)	(.22)	(.13)	(.11)
Distributions from net realized gain	(.01)	(.04)	-	(.03)	(.01)	-
Total distributions	(.21)	(.27) K	(.25)	(.25)	(.13) J	(.11)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 9.10	$ 8.97	$ 7.40	$ 7.03	$ 8.23	$ 7.75
Total Return B,C	3.91%	25.57%	9.19%	(11.91)%	7.95%	33.09%
Ratios to Average Net Assets E,H
Expenses before reductions	.95% A	1.05%	1.13%	1.04%	1.09%	1.07%
Expenses net of fee waivers, if any	.95% A	1.05%	1.13%	1.03%	1.09%	1.07%
Expenses net of all reductions	.95% A	1.02%	1.10%	1.01%	1.08%	1.06%
Net investment income (loss)	5.51% A,G	2.41%	3.16%	3.11%	2.23%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 190,640	$ 181,568	$ 128,983	$ 150,967	$ 163,090	$ 180,447
Portfolio turnover rate F	89% A	79%	74%	83%	43%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.33%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.13 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.005 per share. K Total distributions of $.27 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.042 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.98	$ 7.41	$ 7.04	$ 8.24	$ 7.76	$ 5.96
Income from Investment Operations
Net investment income (loss) D	.24 G	.19	.22	.25	.18	.14
Net realized and unrealized gain (loss)	.11	1.65	.40	(1.19)	.44	1.78
Total from investment operations	.35	1.84	.62	(.94)	.62	1.92
Distributions from net investment income	(.19)	(.23)	(.25)	(.22)	(.14)	(.12)
Distributions from net realized gain	(.01)	(.04)	-	(.03)	(.01)	-
Total distributions	(.21) L	(.27)	(.25)	(.26) K	(.14) J	(.12)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 9.12	$ 8.98	$ 7.41	$ 7.04	$ 8.24	$ 7.76
Total Return B,C	3.95%	25.64%	9.22%	(11.83)%	8.05%	33.06%
Ratios to Average Net Assets E,H
Expenses before reductions	.96% A	1.07%	1.10%	.98%	.98%	.93%
Expenses net of fee waivers, if any	.96% A	1.07%	1.10%	.98%	.98%	.93%
Expenses net of all reductions	.95% A	1.04%	1.07%	.96%	.97%	.92%
Net investment income (loss)	5.51% A,G	2.39%	3.18%	3.17%	2.34%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 475	$ 239	$ 372	$ 473	$ 519	$ 814
Portfolio turnover rate F	89% A	79%	74%	83%	43%	46%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.33%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.14 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.005 per share. K Total distributions of $.26 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.034 per share. L Total distributions of $.21 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014 including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 23,958,679
Gross unrealized depreciation	(7,140,909)
Net unrealized appreciation (depreciation) on securities and other investments	$ 16,817,770

Tax cost	$ 205,083,480

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (14,771,177)
2017	(65,376,972)
2018	(3,571,319)
2019	(31,368,797)
Total capital loss carryforward	$ (115,088,265)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities , other than short-term securities, aggregated $88,912,867 and $86,304,476, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Value as compared to its benchmark index,the MSCI EAFE Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 8,127	$ 208
Class T	.25%	.25%	9,598	72
Class B	.75%	.25%	3,173	2,384
Class C	.75%	.25%	16,939	3,332
			$ 37,837	$ 5,996

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,869
Class T	549
Class B*	522
Class C*	419
$ 4,359

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 9,862.30
Class T	6,109.32
Class B	960.30
Class C	5,137.30
International Value	175,257.19
Institutional Class	313.20
	$ 197,638

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $164 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $181 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $73,924. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,681 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $172.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 117,558	$ 121,166
Class T	63,542	67,016
Class B	6,919	11,860
Class C	40,539	47,865
International Value	3,926,459	3,862,005
Institutional Class	5,296	10,688
Total	$ 4,160,313	$ 4,120,600
From net realized gain
Class A	$ 9,681	$ 25,318
Class T	5,931	15,214
Class B	1,042	3,861
Class C	5,113	13,226
International Value	279,037	727,373
Institutional Class	388	1,960
Total	$ 301,192	$ 786,952

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	138,203	221,312	$ 1,229,991	$ 1,773,149
Reinvestment of distributions	12,904	17,344	112,525	128,001
Shares redeemed	(81,314)	(155,517)	(727,840)	(1,235,132)
Net increase (decrease)	69,793	83,139	$ 614,676	$ 666,018

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class T
Shares sold	38,562	91,084	$ 341,783	$ 741,140
Reinvestment of distributions	7,900	11,018	68,890	81,425
Shares redeemed	(37,415)	(46,826)	(331,916)	(371,734)
Net increase (decrease)	9,047	55,276	$ 78,757	$ 450,831
Class B
Shares sold	383	6,334	$ 3,405	$ 51,789
Reinvestment of distributions	756	1,746	6,662	13,011
Shares redeemed	(9,222)	(26,098)	(81,721)	(212,223)
Net increase (decrease)	(8,083)	(18,018)	$ (71,654)	$ (147,423)
Class C
Shares sold	62,156	93,011	$ 553,592	$ 748,735
Reinvestment of distributions	4,784	7,487	41,812	55,475
Shares redeemed	(25,167)	(43,711)	(223,083)	(352,531)
Net increase (decrease)	41,773	56,787	$ 372,321	$ 451,679
International Value
Shares sold	2,487,876	6,308,136	$ 22,114,054	$ 51,241,221
Reinvestment of distributions	470,965	602,705	4,097,400	4,441,937
Shares redeemed	(2,248,127)	(4,113,021)	(19,987,656)	(32,981,230)
Net increase (decrease)	710,714	2,797,820	$ 6,223,798	$ 22,701,928
Institutional Class
Shares sold	28,338	6,984	$ 254,233	$ 56,532
Reinvestment of distributions	394	1,136	3,438	8,383
Shares redeemed	(3,246)	(31,601)	(28,802)	(249,818)
Net increase (decrease)	25,486	(23,481)	$ 228,869	$ (184,903)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other - continued

At the end of the period, Strategic Advisers International II Fund and VIP FundsManager 60% Portfolio were the owners of record of approximately 32% and 13%, respectively, of the total outstanding shares of the Fund.

Mutual funds managed by the investment adviser or its affiliates were owners of record, in the aggregate, of approximately 51% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AFIVI-USAN-0614
1.827491.107

Fidelity®

Overseas
Fund -

Class K

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Overseas Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Overseas	1.07%
Actual		$ 1,000.00	$ 1,060.90	$ 5.47
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Class K	.93%
Actual		$ 1,000.00	$ 1,061.70	$ 4.75
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Overseas Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United Kingdom	21.6%
Japan	16.3%
Germany	10.4%
Switzerland	8.7%
United States of America*	8.1%
France	8.0%
Sweden	3.9%
Bailiwick of Jersey	3.2%
Australia	3.1%
Other	16.7%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
United Kingdom	23.6%
Japan	18.8%
Germany	11.2%
Switzerland	9.2%
France	7.8%
United States of America*	5.3%
Sweden	3.3%
Spain	2.6%
Bailiwick of Jersey	2.5%
Other	15.7%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.8	99.3
Short-Term Investments and Net Other Assets (Liabilities)	3.2	0.7
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.4	2.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.2	2.3
Bayer AG (Germany, Pharmaceuticals)	1.6	1.6
Sanofi SA (France, Pharmaceuticals)	1.6	1.7
Total SA (France, Oil, Gas & Consumable Fuels)	1.4	0.0
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.2	1.3
BASF AG (Germany, Chemicals)	1.2	1.2
Nordea Bank AB (Sweden, Banks)	1.2	1.0
Australia & New Zealand Banking Group Ltd. (Australia, Banks)	1.2	1.3
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.1	1.3
	15.1
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.1	19.7
Consumer Discretionary	17.4	17.3
Industrials	14.4	14.4
Health Care	13.9	11.9
Consumer Staples	11.5	12.6
Information Technology	7.8	9.4
Materials	7.1	7.9
Energy	3.3	2.2
Telecommunication Services	3.3	3.9

Semiannual Report

Fidelity Overseas Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Australia - 3.1%
Ansell Ltd.	516,634	$ 8,682,350
Australia & New Zealand Banking Group Ltd.	1,292,838	41,400,073
BHP Billiton Ltd.	759,584	26,749,977
Flight Centre Travel Group Ltd.	337,243	16,839,808
Life Healthcare Group Ltd. (a)	1,346,638	2,814,810
Super Cheap Auto Group Ltd.	1,384,496	13,067,759
TOTAL AUSTRALIA		109,554,777
Austria - 0.5%
Andritz AG	262,600	16,297,771
Bailiwick of Jersey - 3.2%
Delphi Automotive PLC	219,500	14,671,380
Experian PLC	1,284,700	24,640,834
Regus PLC	3,759,070	13,264,841
Shire PLC	446,600	25,541,945
WPP PLC	1,575,333	33,966,710
TOTAL BAILIWICK OF JERSEY		112,085,710
Belgium - 2.2%
Anheuser-Busch InBev SA NV (d)	396,712	43,239,979
KBC Groupe SA	596,550	36,340,954
TOTAL BELGIUM		79,580,933
Bermuda - 0.5%
Signet Jewelers Ltd.	174,300	17,660,076
Canada - 0.9%
CGI Group, Inc. Class A (sub. vtg.) (a)	445,700	16,070,493
Constellation Software, Inc.	74,500	16,500,046
TOTAL CANADA		32,570,539
Cayman Islands - 0.7%
Lifestyle International Holdings Ltd.	5,066,000	9,919,048
Shenzhou International Group Holdings Ltd.	4,241,000	14,605,370
TOTAL CAYMAN ISLANDS		24,524,418
Denmark - 2.6%
ISS Holdings A/S (a)	542,400	18,883,182
Novo Nordisk A/S Series B	880,200	39,948,774
Vestas Wind Systems A/S (a)	720,100	31,962,803
TOTAL DENMARK		90,794,759
Finland - 0.6%
Caverion Corp.	1,036,654	11,448,087
Tikkurila Oyj	436,806	10,835,330
TOTAL FINLAND		22,283,417
France - 8.0%
ALTEN	245,100	12,508,353
AXA SA	1,031,500	26,867,993
BIC SA	112,300	14,891,307
BNP Paribas SA	400,271	30,048,147
Christian Dior SA (d)	114,097	23,451,030

	Shares	Value
Ipsos SA	365,457	$ 14,166,049
Kering SA	86,200	19,062,578
Rexel SA	693,400	17,508,191
Sanofi SA	509,287	54,962,200
Sodexo SA	179,500	19,349,579
Total SA (a)	686,900	49,143,721
TOTAL FRANCE		281,959,148
Germany - 8.3%
adidas AG	272,600	29,094,281
BASF AG (d)	360,117	41,682,322
Bayer AG (d)	406,497	56,395,362
Brenntag AG	149,400	27,017,656
CompuGroup Medical AG	434,400	11,577,192
Continental AG	92,000	21,551,373
Deutsche Boerse AG	244,192	17,884,184
Deutsche Post AG	718,229	27,038,264
Fresenius SE & Co. KGaA	190,600	28,968,187
GEA Group AG	389,724	17,434,343
Gerry Weber International AG (Bearer)	295,800	15,594,369
TOTAL GERMANY		294,237,533
Greece - 0.1%
Metka SA	280,983	5,028,701
Hong Kong - 0.1%
City Telecom (HK) Ltd. (CTI) (a)	8,443,000	2,406,701
Ireland - 2.4%
Accenture PLC Class A	176,000	14,118,720
Actavis PLC (a)	73,400	14,997,822
DCC PLC (United Kingdom)	307,600	15,751,941
Greencore Group PLC	3,399,500	14,986,398
Kerry Group PLC Class A	329,064	25,976,383
TOTAL IRELAND		85,831,264
Italy - 1.0%
Pirelli & C. S.p.A. (d)	1,090,700	18,279,246
World Duty Free SpA (a)	1,302,718	17,449,731
TOTAL ITALY		35,728,977
Japan - 16.3%
ACOM Co. Ltd. (a)(d)	3,380,300	11,506,279
Aozora Bank Ltd.	5,679,000	16,886,741
Astellas Pharma, Inc.	2,170,200	24,135,740
Credit Saison Co. Ltd.	394,400	8,386,811
Daikin Industries Ltd.	287,500	16,594,488
Dentsu, Inc.	418,300	17,184,526
Don Quijote Holdings Co. Ltd.	308,600	16,239,722
GMO Internet, Inc.	1,653,600	14,573,224
H.I.S. Co. Ltd.	433,200	12,004,261
Honda Motor Co. Ltd. sponsored ADR (d)	734,700	24,465,510
Hoya Corp.	776,400	22,889,124
Iida Group Holdings Co. Ltd. (a)	681,780	10,136,505
Japan Tobacco, Inc.	894,300	29,356,588
Kansai Paint Co. Ltd.	891,000	12,471,473
Common Stocks - continued
	Shares	Value
Japan - continued
Keyence Corp.	73,990	$ 28,503,899
Leopalace21 Corp. (a)	1,895,300	9,788,413
Makita Corp.	219,500	11,636,817
Meitec Corp.	367,800	9,781,857
Miraca Holdings, Inc.	302,900	13,125,123
Misumi Group, Inc.	349,400	8,496,194
Nakanishi, Inc.	315,500	10,770,235
Nihon Nohyaku Co. Ltd.	640,500	7,975,317
Nitori Holdings Co. Ltd.	208,400	9,550,095
OBIC Co. Ltd.	459,200	13,766,792
Olympus Corp. (a)	604,900	18,460,292
OMRON Corp.	554,400	19,576,309
ORIX Corp.	2,071,800	29,931,517
Seven Bank Ltd.	4,369,600	16,540,668
Shinsei Bank Ltd.	8,163,000	15,889,245
Ship Healthcare Holdings, Inc.	424,500	14,449,650
SoftBank Corp.	395,400	29,354,781
Software Service, Inc.	108,400	3,838,294
Toyota Motor Corp.	470,500	25,420,250
Tsuruha Holdings, Inc.	175,600	17,657,045
USS Co. Ltd.	929,900	13,543,513
VT Holdings Co. Ltd.	2,372,900	13,601,207
TOTAL JAPAN		578,488,505
Luxembourg - 0.8%
Altice S.A.	248,329	14,190,748
Eurofins Scientific SA	50,759	14,084,100
TOTAL LUXEMBOURG		28,274,848
New Zealand - 0.4%
EBOS Group Ltd.	1,628,762	13,202,126
Norway - 0.5%
Telenor ASA	759,200	17,816,799
South Africa - 0.7%
Coronation Fund Managers Ltd.	969,985	9,357,329
EOH Holdings Ltd.	619,000	4,942,351
Nampak Ltd.	1,929,189	7,188,271
Pinnacle Technology Holdings Ltd.	2,928,910	3,619,203
TOTAL SOUTH AFRICA		25,107,154
Spain - 2.7%
Amadeus IT Holding SA Class A	705,900	29,335,841
Banco Bilbao Vizcaya Argentaria SA	2,975,747	36,654,492
Criteria CaixaCorp SA	2,649,922	16,139,261
Grifols SA ADR	375,700	15,418,728
TOTAL SPAIN		97,548,322
Sweden - 3.9%
ASSA ABLOY AB (B Shares)	395,800	20,952,041
Eniro AB (a)	823,200	6,532,730
HEXPOL AB (B Shares)	105,836	9,994,049
Nordea Bank AB	2,883,200	41,659,229

	Shares	Value
Svenska Cellulosa AB (SCA) (B Shares)	637,600	$ 17,856,565
Svenska Handelsbanken AB (A Shares)	434,700	21,814,557
Swedbank AB (A Shares)	771,400	20,488,570
TOTAL SWEDEN		139,297,741
Switzerland - 8.7%
Aryzta AG	256,421	23,672,544
Clariant AG (Reg.)	812,200	15,983,756
Nestle SA	1,080,680	83,519,583
Roche Holding AG (participation certificate)	261,492	76,707,709
Schindler Holding AG (participation certificate)	107,635	16,657,070
SGS SA (Reg.)	10,510	26,212,305
Syngenta AG (Switzerland)	78,285	31,000,207
UBS AG	1,572,446	32,885,947
TOTAL SWITZERLAND		306,639,121
United Kingdom - 21.6%
Aberdeen Asset Management PLC	2,438,200	17,981,557
AMEC PLC	1,000,258	20,857,120
Barclays PLC	6,549,680	27,967,457
BG Group PLC	1,618,900	32,745,542
BHP Billiton PLC	1,045,520	33,942,166
Brit PLC (a)	3,051,100	10,959,768
British American Tobacco PLC (United Kingdom)	705,600	40,744,865
BT Group PLC	4,968,100	31,014,108
Bunzl PLC	728,107	20,665,136
Cineworld Group PLC	1,042,983	5,683,539
Dechra Pharmaceuticals PLC	438,095	5,103,789
Devro PLC	1,350,013	4,820,851
Diageo PLC	1,275,102	39,068,893
Diploma PLC	1,482,225	16,479,547
Domino Printing Sciences PLC	1,255,014	16,421,984
Elementis PLC	3,488,900	16,334,797
Exova Group Ltd. PLC (a)	1,082,988	4,027,309
Hilton Food Group PLC	1,120,800	10,095,734
IMI PLC	793,999	20,108,819
ITV PLC	5,841,500	17,950,275
Jazztel PLC (a)	895,800	13,745,237
Johnson Matthey PLC	349,900	19,335,940
Kingfisher PLC	3,167,561	22,360,448
London Stock Exchange Group PLC	666,800	20,399,951
Meggitt PLC	3,044,100	24,500,752
Next PLC	247,100	27,201,677
Provident Financial PLC	441,200	14,801,602
Prudential PLC	1,675,413	38,516,299
Reckitt Benckiser Group PLC	418,100	33,707,682
Rolls-Royce Group PLC	1,274,066	22,586,897
Senior Engineering Group PLC	2,591,100	12,503,216
Spectris PLC	385,000	14,463,257
Spirax-Sarco Engineering PLC	296,707	14,522,833
St. James's Place Capital PLC	1,814,205	23,585,899
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Standard Chartered PLC (United Kingdom)	1,360,569	$ 29,438,422
The Restaurant Group PLC	1,421,100	14,972,164
Vodafone Group PLC	6,235,232	23,672,753
TOTAL UNITED KINGDOM		763,288,285
United States of America - 4.9%
Computer Sciences Corp.	259,800	15,374,964
CST Brands, Inc.	445,100	14,523,613
Fidelity National Information Services, Inc.	297,300	15,884,739
FMC Corp.	230,900	17,779,300
MasTec, Inc. (a)	363,200	14,375,456
McGraw Hill Financial, Inc.	261,600	19,340,088
Mylan, Inc. (a)	293,300	14,893,774
National Oilwell Varco, Inc.	167,300	13,138,069
PetSmart, Inc.	226,700	15,343,056
ResMed, Inc.	311,300	15,518,305
Total System Services, Inc.	526,100	16,714,197
TOTAL UNITED STATES OF AMERICA		172,885,561
TOTAL COMMON STOCKS (Cost $2,795,277,265)		3,353,093,186
Nonconvertible Preferred Stocks - 2.1%

Germany - 2.1%
Henkel AG & Co. KGaA	258,200	28,753,820
Sartorius AG (non-vtg.)	102,994	13,402,963
Volkswagen AG	115,068	30,986,045
TOTAL GERMANY		73,142,828

	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	170,724,844	$ 288,252
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $53,001,659)		73,431,080
Money Market Funds - 8.4%

Fidelity Cash Central Fund, 0.11% (b)	91,746,089	91,746,089
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	205,378,905	205,378,905
TOTAL MONEY MARKET FUNDS (Cost $297,124,994)		297,124,994
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $3,145,403,918)		3,723,649,260
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(183,479,682)
NET ASSETS - 100%		$ 3,540,169,578
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,997
Fidelity Securities Lending Cash Central Fund	688,655
Total	$ 718,652
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 613,024,972	$ 553,638,012	$ 59,386,960	$ -
Consumer Staples	413,456,930	206,883,610	206,573,320	-
Energy	115,884,452	66,740,731	49,143,721	-
Financials	643,461,453	507,437,258	136,024,195	-
Health Care	496,999,470	299,838,842	197,160,628	-
Industrials	501,556,910	501,556,910	-	-
Information Technology	275,263,496	275,263,496	-	-
Materials	251,272,905	159,580,555	91,692,350	-
Telecommunication Services	115,603,678	60,916,817	54,686,861	-
Money Market Funds	297,124,994	297,124,994	-	-
Total Investments in Securities:	$ 3,723,649,260	$ 2,928,981,225	$ 794,668,035	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 79,544,715
Level 2 to Level 1	$ 354,170,970

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Overseas Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $194,917,727) - See accompanying schedule: Unaffiliated issuers (cost $2,848,278,924)	$ 3,426,524,266
Fidelity Central Funds (cost $297,124,994)	297,124,994
Total Investments (cost $3,145,403,918)		$ 3,723,649,260
Foreign currency held at value (cost $13)		13
Receivable for investments sold		9,990,359
Receivable for fund shares sold		2,398,620
Dividends receivable		15,371,412
Distributions receivable from Fidelity Central Funds		153,433
Prepaid expenses		2,071
Other receivables		272,847
Total assets		3,751,838,015

Liabilities
Payable for investments purchased	$ 1,750,505
Payable for fund shares redeemed	1,464,794
Accrued management fee	2,181,163
Other affiliated payables	532,824
Other payables and accrued expenses	360,246
Collateral on securities loaned, at value	205,378,905
Total liabilities		211,668,437

Net Assets		$ 3,540,169,578
Net Assets consist of:
Paid in capital		$ 4,352,492,833
Undistributed net investment income		39,786,428
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,430,516,126)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		578,406,443
Net Assets		$ 3,540,169,578

Overseas: Net Asset Value, offering price and redemption price per share ($2,977,356,530 ÷ 72,828,800 shares)		$ 40.88

Class K: Net Asset Value, offering price and redemption price per share ($562,813,048 ÷ 13,797,995 shares)		$ 40.79

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 39,361,633
Special dividends		18,707,991
Interest		6
Income from Fidelity Central Funds		718,652
Income before foreign taxes withheld		58,788,282
Less foreign taxes withheld		(2,912,771)
Total income		55,875,511

Expenses
Management fee Basic fee	$ 9,827,296
Performance adjustment	1,744,537
Transfer agent fees	2,192,750
Accounting and security lending fees	610,621
Custodian fees and expenses	127,226
Independent trustees' compensation	5,337
Appreciation in deferred trustee compensation account	171
Registration fees	44,383
Audit	40,451
Legal	11,588
Interest	98
Miscellaneous	9,176
Total expenses before reductions	14,613,634
Expense reductions	(28,612)	14,585,022
Net investment income (loss)		41,290,489
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	69,417,592
Foreign currency transactions	(248,243)
Total net realized gain (loss)		69,169,349
Change in net unrealized appreciation (depreciation) on: Investment securities	65,931,846
Assets and liabilities in foreign currencies	107,443
Total change in net unrealized appreciation (depreciation)		66,039,289
Net gain (loss)		135,208,638
Net increase (decrease) in net assets resulting from operations		$ 176,499,127

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,290,489	$ 33,603,374
Net realized gain (loss)	69,169,349	100,140,426
Change in net unrealized appreciation (depreciation)	66,039,289	397,761,309
Net increase (decrease) in net assets resulting from operations	176,499,127	531,505,109
Distributions to shareholders from net investment income	(32,103,977)	(46,883,539)
Distributions to shareholders from net realized gain	(10,805,389)	-
Total distributions	(42,909,366)	(46,883,539)
Share transactions - net increase (decrease)	969,153,368	47,557,637
Redemption fees	14,617	23,366
Total increase (decrease) in net assets	1,102,757,746	532,202,573

Net Assets
Beginning of period	2,437,411,832	1,905,209,259
End of period (including undistributed net investment income of $39,786,428 and undistributed net investment income of $30,599,916, respectively)	$ 3,540,169,578	$ 2,437,411,832

Financial Highlights - Overseas

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.22	$ 31.35	$ 29.28	$ 31.56	$ 30.13	$ 25.43
Income from Investment Operations
Net investment income (loss) D	.58 G	.54	.73	.47	.42	.52
Net realized and unrealized gain (loss)	1.77	8.10	2.19	(2.27)	1.49	4.55
Total from investment operations	2.35	8.64	2.92	(1.80)	1.91	5.07
Distributions from net investment income	(.51)	(.77)	(.83)	(.48)	(.47)	(.37)
Distributions from net realized gain	(.18)	-	(.02)	-	(.01)	-
Total distributions	(.69)	(.77)	(.85)	(.48)	(.48)	(.37)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 40.88	$ 39.22	$ 31.35	$ 29.28	$ 31.56	$ 30.13
Total Return B, C	6.09%	28.17%	10.37%	(5.83)%	6.33%	20.44%
Ratios to Average Net Assets E, H
Expenses before reductions	1.07% A	1.09%	.69%	.73%	.89%	1.02%
Expenses net of fee waivers, if any	1.07% A	1.09%	.69%	.73%	.89%	1.02%
Expenses net of all reductions	1.07% A	1.06%	.67%	.67%	.85%	.98%
Net investment income (loss)	2.92% A, G	1.54%	2.52%	1.44%	1.41%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,977,357	$ 1,874,922	$ 1,639,725	$ 2,215,717	$ 5,548,689	$ 6,602,017
Portfolio turnover rate F	31% A	42%	90%	77%	111%	115%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.26 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.58%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.17	$ 31.32	$ 29.29	$ 31.59	$ 30.16	$ 25.45
Income from Investment Operations
Net investment income (loss) D	.61 G	.60	.79	.52	.47	.59
Net realized and unrealized gain (loss)	1.76	8.08	2.18	(2.27)	1.50	4.54
Total from investment operations	2.37	8.68	2.97	(1.75)	1.97	5.13
Distributions from net investment income	(.58)	(.83)	(.92)	(.55)	(.53)	(.42)
Distributions from net realized gain	(.18)	-	(.02)	-	(.01)	-
Total distributions	(.75) J	(.83)	(.94)	(.55)	(.54)	(.42)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 40.79	$ 39.17	$ 31.32	$ 29.29	$ 31.59	$ 30.16
Total Return B, C	6.17%	28.37%	10.59%	(5.67)%	6.55%	20.73%
Ratios to Average Net Assets E, H
Expenses before reductions	.93% A	.93%	.51%	.56%	.69%	.78%
Expenses net of fee waivers, if any	.93% A	.92%	.51%	.55%	.69%	.78%
Expenses net of all reductions	.93% A	.90%	.48%	.50%	.66%	.74%
Net investment income (loss)	3.05% A, G	1.71%	2.70%	1.61%	1.60%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 562,813	$ 562,490	$ 265,484	$ 291,323	$ 368,004	$ 383,048
Portfolio turnover rate F	31% A	42%	90%	77%	111%	115%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.26 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.72%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.75 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.177 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 637,389,273
Gross unrealized depreciation	(76,216,775)
Net unrealized appreciation (depreciation) on securities and other investments	$ 561,172,498

Tax cost	$ 3,162,476,762

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (464,379,963)
2017	(939,719,765)
Total with expiration	(1,404,099,728)
No expiration
Short-term	(23,395,688)
Long-term	(50,388,733)
Total no expiration	(73,784,421)
Total capital loss carryforward	$ (1,477,884,149)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,300,473,960 and $431,745,506, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Overseas as compared to its benchmark index, the MSCI® EAFE® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .82% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Overseas	$ 2,069,412.18
Class K	123,338.05
	$ 2,192,750

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,669 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,596,000.31%		$ 98

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,427 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $688,655, including $36,929 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,810 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $11,802.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Overseas	$ 24,366,946	$ 39,514,173
Class K	7,737,031	7,369,366
Total	$ 32,103,977	$ 46,883,539
From net realized gain
Overseas	$ 8,423,730	$ -
Class K	2,381,659	-
Total	$ 10,805,389	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Overseas
Shares sold	28,355,398	4,856,702	$ 1,123,909,543	$ 167,166,517
Reinvestment of distributions	829,933	1,224,483	32,043,709	38,681,419
Shares redeemed	(4,165,764)	(10,572,300)	(164,662,893)	(364,332,964)
Net increase (decrease)	25,019,567	(4,491,115)	$ 991,290,359	$ (158,485,028)
Class K
Shares sold	1,608,694	8,204,154	$ 63,959,336	$ 286,897,852
Reinvestment of distributions	262,823	233,874	10,118,691	7,369,366
Shares redeemed	(2,435,079)	(2,553,449)	(96,215,018)	(88,224,553)
Net increase (decrease)	(563,562)	5,884,579	$ (22,136,991)	$ 206,042,665

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 19% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 28% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors
FIL Investment Advisors (UK) Limited
FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

OVE-K-USAN-0614
1.863321.105

Fidelity®

Series Emerging Markets

Series International Growth

Series International Small Cap

Series International Value

Funds -

Fidelity Series Emerging Markets Fund

Fidelity Series International Growth Fund

Fidelity Series International Small Cap Fund

Fidelity Series International Value Fund

Class F

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Series Emerging Markets Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Series International Growth Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Series International Small Cap Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Series International Value Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Emerging Markets Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, and Fidelity Series International Value Fund or 1-800-835-5092 for Class F of each fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Fidelity Series Emerging Markets Fund
Series Emerging Markets	1.07%
Actual		$ 1,000.00	$ 989.20	$ 5.28
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Class F	.90%
Actual		$ 1,000.00	$ 989.60	$ 4.44
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51
Fidelity Series International Growth Fund
Series International Growth	.97%
Actual		$ 1,000.00	$ 1,029.40	$ 4.88
HypotheticalA		$ 1,000.00	$ 1,019.98	$ 4.86
Class F	.80%
Actual		$ 1,000.00	$ 1,030.80	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Fidelity Series International Small Cap Fund
Series International Small Cap	1.18%
Actual		$ 1,000.00	$ 1,053.50	$ 6.01
HypotheticalA		$ 1,000.00	$ 1,018.94	$ 5.91
Class F	1.01%
Actual		$ 1,000.00	$ 1,054.70	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06
Fidelity Series International Value Fund
Series International Value	.81%
Actual		$ 1,000.00	$ 1,039.10	$ 4.10
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Class F	.64%
Actual		$ 1,000.00	$ 1,039.70	$ 3.24
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

Semiannual Report

Shareholder Expense Example - continued

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Series Emerging Markets Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Korea (South) 19.1%
Brazil 10.5%
Taiwan 7.7%
Cayman Islands 7.5%
India 7.2%
China 6.6%
United States of America* 5.3%
South Africa 4.8%
Mexico 4.8%
Other 26.5%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Korea (South) 18.2%
Brazil 10.1%
Russia 8.4%
Cayman Islands 8.0%
Taiwan 7.0%
China 6.8%
India 6.8%
Mexico 5.1%
South Africa 5.0%
Other* 24.6%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	96.9	98.7
Short-Term Investments and Net Other Assets (Liabilities)	3.1	1.3
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	4.3	4.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.5	3.1
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	2.3	2.1
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.6	1.8
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	1.4	1.6
Hyundai Motor Co. Series 2 (Korea (South), Automobiles)	1.4	0.6
Itau Unibanco Holding SA sponsored ADR (Brazil, Banks)	1.4	1.7
MediaTek, Inc. (Taiwan, Semiconductors & Semiconductor Equipment)	1.4	0.8
Naspers Ltd. Class N (South Africa, Media)	1.3	1.5
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	1.2	1.1
	19.8
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.1	25.9
Information Technology	17.2	16.3
Energy	10.3	10.1
Materials	8.7	10.1
Consumer Staples	8.3	8.6
Industrials	8.1	7.2
Consumer Discretionary	7.9	8.3
Telecommunication Services	6.8	6.8
Utilities	2.0	3.0
Health Care	1.8	1.6

Semiannual Report

Fidelity Series Emerging Markets Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.5%
	Shares	Value
Argentina - 0.3%
Grupo Financiero Galicia SA sponsored ADR (d)	1,388,000	$ 18,682,480
YPF SA Class D sponsored ADR	121,150	3,447,929
TOTAL ARGENTINA		22,130,409
Austria - 0.7%
C.A.T. oil AG (Bearer)	1,608,562	33,697,741
Erste Group Bank AG	635,626	21,331,606
TOTAL AUSTRIA		55,029,347
Bailiwick of Jersey - 0.1%
Atrium European Real Estate Ltd.	2,201,643	12,675,965
Bermuda - 1.9%
Aquarius Platinum Ltd.:
rights 5/14/14 (a)	27,972,540	2,988,446
(Australia) (a)	13,986,270	5,002,399
BW Offshore Ltd.	20,698,188	27,020,497
Cosan Ltd. Class A	1,352,986	16,411,720
Golar LNG Ltd. (NASDAQ)	401,600	17,750,720
GP Investments Ltd. Class A (depositary receipt) (a)(e)	11,529,837	19,132,368
Shangri-La Asia Ltd.	17,912,000	29,526,227
Yue Yuen Industrial (Holdings) Ltd.	11,561,000	35,713,625
TOTAL BERMUDA		153,546,002
Brazil - 4.4%
Anhanguera Educacional Participacoes SA	4,724,048	29,237,297
BM&F BOVESPA SA	6,245,100	31,929,203
BR Properties SA	3,274,200	26,152,484
Cosan SA Industria e Comercio	1,016,300	17,429,448
Estacio Participacoes SA	2,584,400	27,678,202
Fibria Celulose SA (a)	2,506,400	24,954,403
Light SA	1,549,500	12,369,593
Localiza Rent A Car SA	2,534,800	37,855,742
Mills Estruturas e Servicos de Engenharia SA	2,167,600	27,336,209
Minerva SA (a)	7,249,900	32,579,436
Smiles SA	1,960,400	37,146,272
T4F Entretenimento SA (a)(e)	4,265,200	9,659,944
Ultrapar Participacoes SA	1,618,950	40,645,284
TOTAL BRAZIL		354,973,517
British Virgin Islands - 0.1%
Luxoft Holding, Inc.	386,970	10,444,320
Common Stocks - continued
	Shares	Value
Canada - 0.9%
First Quantum Minerals Ltd.	795,500	$ 15,843,953
Goldcorp, Inc.	1,239,800	30,620,306
Pan American Silver Corp.	1,401,900	18,168,624
Torex Gold Resources, Inc. (a)	7,040,600	7,836,807
TOTAL CANADA		72,469,690
Cayman Islands - 7.5%
58.com, Inc. ADR (d)	749,507	29,815,388
Anta Sports Products Ltd.	15,665,000	22,912,711
Anton Oilfield Services Group	15,700,000	10,388,433
Bitauto Holdings Ltd. ADR (a)	463,802	16,618,026
Bloomage BioTechnology Corp. Ltd.	2,865,000	7,704,841
China Liansu Group Holdings Ltd.	15,018,000	7,980,725
Cimc Enric Holdings Ltd.	14,522,000	21,016,109
Eurasia Drilling Co. Ltd. GDR (Reg. S)	1,901,649	46,875,648
GCL-Poly Energy Holdings Ltd. (a)	158,637,000	47,470,684
Greatview Aseptic Pack Co. Ltd.	45,913,000	28,011,078
Haitian International Holdings Ltd.	8,513,000	17,151,286
Hengan International Group Co. Ltd.	2,996,500	31,557,565
Hilong Holding Ltd.	39,896,000	20,789,485
On-Bright Electronics, Inc.	351,000	3,188,212
Silergy Corp.	855,000	7,085,909
SINA Corp. (a)	441,200	21,089,360
Tencent Holdings Ltd.	2,957,800	184,343,890
Tingyi (Cayman Islands) Holding Corp.	6,460,000	17,956,133
Uni-President China Holdings Ltd.	27,430,000	22,714,012
Xueda Education Group sponsored ADR	3,490,100	17,415,599
Yingde Gases Group Co. Ltd.	20,456,500	20,659,800
TOTAL CAYMAN ISLANDS		602,744,894
Chile - 1.4%
Banco Santander Chile	472,320,431	28,544,057
Embotelladora Andina SA ADR	255,700	4,940,124
Empresa Nacional de Electricidad SA	17,614,006	26,057,884
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,504,571	18,470,662
Inversiones La Construccion SA	1,680,150	22,109,000
Vina Concha y Toro SA	7,968,519	16,664,190
TOTAL CHILE		116,785,917
China - 6.6%
Anhui Conch Cement Co. Ltd. (H Shares)	6,529,000	24,253,375
BBMG Corp. (H Shares)	26,803,500	18,841,741
China Communications Construction Co. Ltd. (H Shares)	36,971,000	24,176,987
Common Stocks - continued
	Shares	Value
China - continued
China Life Insurance Co. Ltd. (H Shares)	20,470,500	$ 53,255,116
China Longyuan Power Grid Corp. Ltd. (H Shares)	5,885,000	6,057,346
China Pacific Insurance Group Co. Ltd. (H Shares)	23,689,600	74,250,096
China Petroleum & Chemical Corp. sponsored ADR (H Shares) (d)	259,100	23,026,217
China Suntien Green Energy Corp. Ltd. (H Shares)	41,960,000	14,179,790
China Telecom Corp. Ltd. (H Shares)	97,959,782	50,115,162
Industrial & Commercial Bank of China Ltd. (H Shares)	218,307,000	130,442,400
Maanshan Iron & Steel Ltd. (H Shares) (a)	85,468,000	17,858,771
PICC Property & Casualty Co. Ltd. (H Shares)	29,930,500	39,454,622
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	4,907,900	36,304,641
Sinopec Engineering Group Co. Ltd. (H Shares) (f)	13,564,000	15,150,909
TOTAL CHINA		527,367,173
Colombia - 0.4%
BanColombia SA sponsored ADR	601,400	34,237,702
Denmark - 1.4%
Auriga Industries A/S Series B (a)	572,703	21,183,624
Vestas Wind Systems A/S (a)	2,003,851	88,944,167
TOTAL DENMARK		110,127,791
France - 0.8%
Technip SA (d)	593,839	66,815,252
Hong Kong - 1.2%
China Resources Power Holdings Co. Ltd.	4,525,380	11,382,107
China Unicom Ltd.	29,405,000	45,078,913
Far East Horizon Ltd.	33,256,300	22,519,889
Sinotruk Hong Kong Ltd.	30,215,000	16,017,600
TOTAL HONG KONG		94,998,509
India - 7.2%
Axis Bank Ltd.	3,226,563	81,528,151
Bharti Airtel Ltd.	6,680,898	36,337,040
Bharti Infratel Ltd. (a)	13,964,575	49,928,883
Coal India Ltd.	4,228,320	20,459,839
Eicher Motors Ltd.	266,613	27,411,653
Grasim Industries Ltd.	556,289	24,574,360
Hindalco Industries Ltd.	8,163,728	18,177,712
Indiabulls Real Estate Ltd.	15,069,470	15,540,430
ITC Ltd.	10,618,373	59,988,570
JK Cement Ltd.	2,557,051	9,625,772
Lupin Ltd.	1,852,492	31,609,966
Common Stocks - continued
	Shares	Value
India - continued
Mundra Port and SEZ Ltd.	11,434,222	$ 35,678,033
Petronet LNG Ltd.	15,159,502	36,393,864
Phoenix Mills Ltd. (a)	6,103,335	25,125,725
Power Grid Corp. of India Ltd.	12,887,931	22,607,031
SREI Infrastructure Finance Ltd. (e)	47,462,511	26,361,504
State Bank of India	1,710,217	58,938,192
TOTAL INDIA		580,286,725
Indonesia - 2.2%
PT AKR Corporindo Tbk	37,787,400	15,590,183
PT Bakrieland Development Tbk (a)	1,929,149,800	8,342,991
PT Bank Rakyat Indonesia Tbk	54,591,500	46,746,170
PT Bank Tabungan Negara Tbk	169,068,800	16,890,063
PT Kalbe Farma Tbk	212,303,500	28,370,792
PT Lippo Karawaci Tbk	182,186,600	16,861,105
PT Telkomunikasi Indonesia Tbk:
Series B	17,607,400	3,460,745
sponsored ADR	961,879	38,186,596
TOTAL INDONESIA		174,448,645
Israel - 0.3%
Bezeq The Israeli Telecommunication Corp. Ltd.	11,697,500	21,194,430
Kenya - 0.3%
Equity Bank Ltd.	51,602,500	22,684,699
Korea (South) - 16.6%
AMOREPACIFIC Group, Inc.	97,215	50,249,550
Daewoo International Corp.	2,113,018	74,142,777
Daou Technology, Inc.	866,450	12,077,127
E-Mart Co. Ltd.	227,072	51,872,028
GS Retail Co. Ltd.	1,174,690	32,633,436
Hana Financial Group, Inc.	2,250,230	79,175,163
Hankook Shell Oil Co. Ltd.	30,995	14,040,906
Hyundai Industrial Development & Construction Co.	937,500	26,815,531
Hyundai Mobis	193,659	55,299,008
KB Financial Group, Inc.	1,584,932	54,229,139
KEPCO Plant Service & Engineering Co. Ltd.	372,750	24,246,249
Korea Electric Power Corp.	1,009,440	38,603,200
Korea Zinc Co. Ltd.	81,926	27,002,036
Korean Reinsurance Co. (e)	3,046,097	30,074,716
KT&G Corp.	480,141	38,481,923
LG Chemical Ltd.	201,414	51,274,690
Common Stocks - continued
	Shares	Value
Korea (South) - continued
LG Corp.	557,556	$ 31,032,301
Naver Corp.	123,328	88,099,955
Oci Co. Ltd.	159,473	27,939,805
Samsung C&T Corp.	651,017	40,834,287
Samsung Electronics Co. Ltd.	267,305	347,488,740
Seoul Semiconductor Co. Ltd.	510,983	20,501,641
Shinhan Financial Group Co. Ltd.	1,774,050	77,449,476
SK Hynix, Inc. (a)	227,720	8,850,022
SK Telecom Co. Ltd. sponsored ADR (d)	1,227,500	28,342,975
TOTAL KOREA (SOUTH)		1,330,756,681
Luxembourg - 0.0%
Subsea 7 SA	1,300	26,003
Malaysia - 0.2%
Petronas Dagangan Bhd	1,530,500	14,214,299
Mexico - 4.8%
America Movil S.A.B. de CV Series L sponsored ADR	3,120,700	62,663,656
CEMEX S.A.B. de CV sponsored ADR	3,078,297	38,909,674
El Puerto de Liverpool S.A.B. de CV Class C	2,767,300	28,498,468
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	499,000	45,294,230
Gruma S.A.B. de CV Series B (a)	2,809,400	24,819,740
Grupo Comercial Chedraui S.A.B. de CV (d)	8,080,700	24,613,777
Grupo Financiero Banorte S.A.B. de CV Series O	8,870,700	58,806,888
Grupo Televisa SA de CV (CPO) sponsored ADR	2,627,700	86,214,837
Macquarie Mexican (REIT)	7,730,300	14,677,392
TOTAL MEXICO		384,498,662
Netherlands - 0.2%
SBM Offshore NV (a)	696,200	12,715,719
Nigeria - 1.7%
Guaranty Trust Bank PLC	52,217,981	8,525,849
Guaranty Trust Bank PLC GDR (Reg. S)	5,413,577	45,474,047
Zenith Bank PLC	568,667,514	80,353,268
TOTAL NIGERIA		134,353,164
Norway - 0.8%
ElectroMagnetic GeoServices ASA (a)(d)	9,322,567	11,135,075
Spectrum ASA	1,124,095	8,887,920
Common Stocks - continued
	Shares	Value
Norway - continued
Statoil ASA	640,899	$ 19,538,070
TGS Nopec Geophysical Co. ASA	655,825	22,617,318
TOTAL NORWAY		62,178,383
Panama - 0.4%
Copa Holdings SA Class A	265,000	35,849,200
Peru - 0.0%
Alicorp SA Class C	49,751	150,626
Philippines - 2.1%
Alliance Global Group, Inc.	50,958,000	35,610,582
LT Group, Inc.	56,023,800	23,000,236
Metro Pacific Investments Corp.	66,685,000	7,584,811
Metropolitan Bank & Trust Co.	22,033,522	41,867,399
Robinsons Land Corp.	121,314,250	60,691,145
TOTAL PHILIPPINES		168,754,173
Poland - 0.7%
Cyfrowy Polsat SA	3,556,000	24,136,145
Powszechny Zaklad Ubezpieczen SA	223,400	31,669,209
TOTAL POLAND		55,805,354
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)	9,481,600	16,784,884
Puerto Rico - 0.2%
Popular, Inc. (a)	488,328	15,089,335
Romania - 0.1%
SNGN Romgaz SA GDR (f)	1,032,587	11,151,940
Russia - 2.2%
Bashneft OJSC (a)	119,253	7,095,930
E.ON Russia JSC	385,158,600	26,995,158
Gazprom OAO sponsored:
ADR	2,815,596	20,328,603
ADR (Reg. S)	3,842,400	27,711,389
LUKOIL Oil Co. sponsored ADR (United Kingdom)	339,800	17,958,430
Mobile TeleSystems OJSC	4,360,500	31,640,400
NOVATEK OAO GDR (Reg. S)	188,635	19,485,996
Sberbank (Savings Bank of the Russian Federation)	12,704,800	25,855,382
TOTAL RUSSIA		177,071,288
Common Stocks - continued
	Shares	Value
Singapore - 1.2%
Ezion Holdings Ltd.	21,571,200	$ 39,057,688
First Resources Ltd.	29,088,000	59,628,428
TOTAL SINGAPORE		98,686,116
South Africa - 4.8%
Aspen Pharmacare Holdings Ltd.	1,843,100	49,048,306
Barclays Africa Group Ltd.	1,751,882	25,644,202
Bidvest Group Ltd.	1,544,673	42,359,029
Impala Platinum Holdings Ltd. (a)	2,187,000	24,612,975
JSE Ltd.	1,660,992	15,235,562
Life Healthcare Group Holdings Ltd.	8,445,700	33,532,331
MTN Group Ltd.	4,755,406	95,288,925
Naspers Ltd. Class N	1,051,500	99,148,139
TOTAL SOUTH AFRICA		384,869,469
Taiwan - 7.7%
Cathay Financial Holding Co. Ltd.	25,961,000	36,662,366
Chipbond Technology Corp.	6,635,000	11,349,588
Cleanaway Co. Ltd.	1,610,000	9,126,651
E.SUN Financial Holdings Co. Ltd.	30,878,700	18,681,483
E.SUN Financial Holdings Co. Ltd. rights 5/6/14 (a)	2,812,814	303,050
ECLAT Textile Co. Ltd.	2,217,680	24,260,642
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,172,500	9,107,706
King Slide Works Co. Ltd.	230,700	3,005,589
MediaTek, Inc.	6,925,000	108,355,572
Taiwan Fertilizer Co. Ltd.	18,075,700	35,953,059
Taiwan Semiconductor Manufacturing Co. Ltd.	48,808,284	191,991,832
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,584,401	92,146,460
Unified-President Enterprises Corp.	25,542,866	43,269,313
Universal Cement Corp.	12,699,000	12,166,253
Voltronic Power Technology Corp.	65,000	423,414
Yuanta Financial Holding Co. Ltd.	44,886,000	22,394,268
TOTAL TAIWAN		619,197,246
Thailand - 1.4%
Jasmine International Public Co. Ltd.	70,026,100	17,960,959
Kasikornbank PCL (For. Reg.)	7,046,900	42,790,972
Thai Union Frozen Products PCL (For. Reg.)	17,441,300	37,728,399
Total Access Communication PCL NVDR	4,479,500	17,234,170
TOTAL THAILAND		115,714,500
Togo - 0.4%
Ecobank Transnational, Inc.	409,014,699	34,370,983
Common Stocks - continued
	Shares	Value
Turkey - 1.2%
Aygaz A/S	714,000	$ 2,941,820
Tupras Turkiye Petrol Rafinelleri A/S	2,149,096	48,344,609
Turkiye Halk Bankasi A/S	7,418,000	49,534,134
TOTAL TURKEY		100,820,563
United Arab Emirates - 0.2%
First Gulf Bank PJSC	3,505,948	16,561,129
United Kingdom - 0.2%
John Wood Group PLC	1,371	18,136
Mondi PLC	797,600	13,231,012
TOTAL UNITED KINGDOM		13,249,148
United States of America - 1.5%
Cognizant Technology Solutions Corp. Class A (a)	914,772	43,822,153
Facebook, Inc. Class A (a)	678,440	40,557,143
InvenSense, Inc. (a)(d)	1,554,215	33,462,249
TOTAL UNITED STATES OF AMERICA		117,841,545
TOTAL COMMON STOCKS (Cost $6,044,327,881)		6,953,671,397
Nonconvertible Preferred Stocks - 9.7%

Brazil - 6.1%
Ambev SA sponsored ADR (d)	4,046,300	29,335,675
Banco do Estado Rio Grande do Sul SA	5,785,100	32,457,271
Braskem SA (PN-A)	4,360,700	29,765,603
Companhia Paranaense de Energia-Copel:
(PN-B)	73,400	1,051,746
(PN-B) sponsored (d)	1,272,410	18,259,084
Gerdau SA sponsored (d)	6,671,400	40,095,114
Itau Unibanco Holding SA sponsored ADR	6,876,106	112,493,094
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored (non-vtg.)	1,716,000	25,396,800
sponsored ADR (d)	4,538,092	62,988,717
Telefonica Brasil SA	802,700	16,862,190
TIM Participacoes SA sponsored ADR	361,616	9,731,087
Vale SA (PN-A) sponsored ADR (d)	9,545,800	113,308,646
TOTAL BRAZIL		491,745,027
Chile - 0.2%
Embotelladora Andina SA Class A	5,367,750	17,218,505
Nonconvertible Preferred Stocks - continued
	Shares	Value
Korea (South) - 2.5%
Hyundai Motor Co. Series 2	804,529	$ 112,919,083
Samsung Electronics Co. Ltd.	45,524	45,695,855
Samsung Fire & Marine Insurance Co. Ltd.	251,646	36,659,300
TOTAL KOREA (SOUTH)		195,274,238
Russia - 0.9%
Bashneft OJSC (a)	177,392	7,725,079
Sberbank (Savings Bank of the Russian Federation)	23,809,800	40,207,651
Surgutneftegas	32,780,650	22,819,933
TOTAL RUSSIA		70,752,663
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $778,466,748)		774,990,433
Government Obligations - 0.0%
Principal Amount
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 5/8/14 to 7/24/14 (g) (Cost $3,404,865)	$ 3,405,000	3,404,916
Money Market Funds - 6.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	352,068,938	352,068,938
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	145,562,300	145,562,300
TOTAL MONEY MARKET FUNDS (Cost $497,631,238)		497,631,238
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $7,323,830,732)		8,229,697,984
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(194,037,857)
NET ASSETS - 100%		$ 8,035,660,127
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,116 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2014	$ 55,493,100	$ (319,764)

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,302,849 or 0.3% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,404,916.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 104,716
Fidelity Securities Lending Cash Central Fund	747,177
Total	$ 851,893
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
58.com, Inc. ADR	$ 822,492	$ 34,361,527	$ 22,590,259	$ -	$ -
Daou Technology, Inc.	16,429,478	1,974,748	6,959,016	138,157	-
ElectroMagnetic GeoServices ASA	9,388,983	6,793,265	5,136,954	-	-
GP Investments Ltd. Class A (depositary receipt)	19,319,221	2,863,651	1,754,508	-	19,132,368
Korean Reinsurance Co.	31,553,914	1,923,412	-	411,974	30,074,716
PT Bakrieland Development Tbk	9,799,068	-	521,632	-	-
SREI Infrastructure Finance Ltd.	14,720,963	1,080,445	-	-	26,361,504
T4F Entretenimento SA	-	9,887,501	257,508	-	9,659,944
Veripos	14,258,599	-	16,055,355	-	-
Xueda Education Group sponsored ADR	13,792,358	2,858,950	-	558,416	-
Total	$ 130,085,076	$ 61,743,499	$ 53,275,232	$ 1,108,547	$ 85,228,532
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 639,766,199	$ 639,766,199	$ -	$ -
Consumer Staples	664,695,896	664,695,896	-	-
Energy	808,590,427	774,231,348	19,538,070	14,821,009
Financials	2,022,344,227	1,625,136,895	397,207,332	-
Health Care	142,561,395	110,951,429	31,609,966	-
Industrials	657,755,213	657,755,213	-	-
Information Technology	1,373,561,832	1,181,570,000	191,991,832	-
Materials	710,564,879	685,990,519	24,574,360	-
Telecommunication Services	542,496,793	443,841,973	98,654,820	-
Utilities	166,324,969	127,721,769	38,603,200	-
Government Obligations	3,404,916	-	3,404,916	-
Money Market Funds	497,631,238	497,631,238	-	-
Total Investments in Securities:	$ 8,229,697,984	$ 7,409,292,479	$ 805,584,496	$ 14,821,009
Derivative Instruments:
Liabilities
Futures Contracts	$ (319,764)	$ (319,764)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 191,952,171
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (319,764)
Total Value of Derivatives	$ -	$ (319,764)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $142,664,059) - See accompanying schedule: Unaffiliated issuers (cost $6,717,986,107)	$ 7,646,838,214
Fidelity Central Funds (cost $497,631,238)	497,631,238
Other affiliated issuers (cost $108,213,387)	85,228,532
Total Investments (cost $7,323,830,732)		$ 8,229,697,984
Foreign currency held at value (cost $2,687,301)		2,636,641
Receivable for investments sold		96,187,754
Receivable for fund shares sold		18,526,963
Dividends receivable		19,180,368
Distributions receivable from Fidelity Central Funds		218,621
Prepaid expenses		4,986
Other receivables		1,802,339
Total assets		8,368,255,656

Liabilities
Payable to custodian bank	$ 261,772
Payable for investments purchased	155,680,881
Payable for fund shares redeemed	16,878,284
Accrued management fee	5,373,006
Payable for daily variation margin for derivative instruments	150,660
Other affiliated payables	702,593
Other payables and accrued expenses	7,986,033
Collateral on securities loaned, at value	145,562,300
Total liabilities		332,595,529

Net Assets		$ 8,035,660,127
Net Assets consist of:
Paid in capital		$ 7,492,692,576
Undistributed net investment income		21,239,172
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(377,200,763)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		898,929,142
Net Assets		$ 8,035,660,127

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Emerging Markets Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Series Emerging Markets: Net Asset Value, offering price and redemption price per share ($3,980,505,939 ÷ 231,484,454 shares)	$ 17.20

Class F: Net Asset Value, offering price and redemption price per share ($4,055,154,188 ÷ 235,213,142 shares)	$ 17.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends (including $1,108,547 earned from other affiliated issuers)		$ 81,159,503
Interest		1,691
Income from Fidelity Central Funds		851,893
Income before foreign taxes withheld		82,013,087
Less foreign taxes withheld		(8,650,408)
Total income		73,362,679

Expenses
Management fee	$ 31,493,946
Transfer agent fees	3,381,980
Accounting and security lending fees	852,890
Custodian fees and expenses	3,045,704
Independent trustees' compensation	15,003
Audit	47,886
Legal	15,387
Miscellaneous	24,117
Total expenses before reductions	38,876,913
Expense reductions	(39,039)	38,837,874
Net investment income (loss)		34,524,805
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(39,908,195)
Other affiliated issuers	5,811,236
Foreign currency transactions	(2,531,311)
Futures contracts	(1,628,564)
Total net realized gain (loss)		(38,256,834)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $6,054,358)	(72,027,823)
Assets and liabilities in foreign currencies	106,051
Futures contracts	(68,697)
Total change in net unrealized appreciation (depreciation)		(71,990,469)
Net gain (loss)		(110,247,303)
Net increase (decrease) in net assets resulting from operations		$ (75,722,498)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Emerging Markets Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,524,805	$ 79,721,292
Net realized gain (loss)	(38,256,834)	(8,006,691)
Change in net unrealized appreciation (depreciation)	(71,990,469)	533,280,529
Net increase (decrease) in net assets resulting from operations	(75,722,498)	604,995,130
Distributions to shareholders from net investment income	(82,603,080)	(83,765,985)
Distributions to shareholders from net realized gain	(2,770,030)	(3,180,768)
Total distributions	(85,373,110)	(86,946,753)
Share transactions - net increase (decrease)	1,082,506,974	842,777,045
Total increase (decrease) in net assets	921,411,366	1,360,825,422

Net Assets
Beginning of period	7,114,248,761	5,753,423,339
End of period (including undistributed net investment income of $21,239,172 and undistributed net investment income of $69,317,447, respectively)	$ 8,035,660,127	$ 7,114,248,761

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Emerging Markets

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.56	$ 16.25	$ 16.06	$ 18.85	$ 16.38	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.20	.21	.18	.15	.15
Net realized and unrealized gain (loss)	(.26)	1.34	.59	(2.19)	4.03	6.27
Total from investment operations	(.19)	1.54	.80	(2.01)	4.18	6.42
Distributions from net investment income	(.17)	(.22)	(.09)	(.10)	(.09)	(.04)
Distributions from net realized gain	(.01)	(.01)	(.52)	(.68)	(1.62)	-
Total distributions	(.17) I	(.23)	(.61)	(.78)	(1.71)	(.04)
Net asset value, end of period	$ 17.20	$ 17.56	$ 16.25	$ 16.06	$ 18.85	$ 16.38
Total Return B, C	(1.08)%	9.59%	5.40%	(11.26)%	27.32%	64.35%
Ratios to Average Net Assets E, H
Expenses before reductions	1.07% A	1.09%	1.10%	1.12%	1.15%	1.21% A
Expenses net of fee waivers, if any	1.07% A	1.09%	1.10%	1.12%	1.15%	1.21% A
Expenses net of all reductions	1.07% A	1.06%	1.07%	1.07%	1.08%	1.09% A
Net investment income (loss)	.79% A	1.22%	1.37%	1.00%	.89%	1.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$3,980,506	$ 3,623,928	$ 3,182,644	$ 3,384,616	$ 2,425,249	$ 910,106
Portfolio turnover rate F	94% A	79%	80%	104%	92%	109% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 9, 2008 (commencement of operations) to October 31, 2009. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.17 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.006 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class F

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.62	$ 16.30	$ 16.11	$ 18.90	$ 16.40	$ 13.91
Income from Investment Operations
Net investment income (loss) D	.08	.23	.25	.21	.19	.02
Net realized and unrealized gain (loss)	(.26)	1.35	.58	(2.19)	4.03	2.47
Total from investment operations	(.18)	1.58	.83	(1.98)	4.22	2.49
Distributions from net investment income	(.19)	(.26)	(.12)	(.13)	(.10)	-
Distributions from net realized gain	(.01)	(.01)	(.52)	(.68)	(1.62)	-
Total distributions	(.20)	(.26) I	(.64)	(.81)	(1.72)	-
Net asset value, end of period	$ 17.24	$ 17.62	$ 16.30	$ 16.11	$ 18.90	$ 16.40
Total Return B, C	(1.04)%	9.84%	5.60%	(11.07)%	27.59%	17.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.90% A	.90%	.90%	.91%	.92%	.93% A
Expenses net of fee waivers, if any	.90% A	.90%	.90%	.91%	.92%	.93% A
Expenses net of all reductions	.90% A	.88%	.87%	.86%	.85%	.82% A
Net investment income (loss)	.96% A	1.40%	1.57%	1.21%	1.13%	.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$4,055,154	$ 3,490,320	$ 2,570,780	$ 1,471,427	$ 454,160	$ 8,025
Portfolio turnover rate F	94% A	79%	80%	104%	92%	109% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period June 26, 2009 (commencement of operations) to October 31, 2009. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.26 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.009 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Series International Growth Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United States of America* 16.3%
United Kingdom 14.9%
Japan 14.5%
Switzerland 13.4%
Sweden 6.5%
Belgium 5.0%
Germany 4.2%
Australia 3.1%
Denmark 3.0%
Other 19.1%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
United Kingdom 17.6%
Japan 16.6%
United States of America* 15.1%
Switzerland 12.3%
Sweden 5.3%
Belgium 4.8%
Germany 4.4%
Australia 3.3%
France 3.2%
Other 17.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.3	97.7
Short-Term Investments and Net Other Assets (Liabilities)	1.7	2.3
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	4.1	3.3
Nestle SA (Switzerland, Food Products)	3.7	4.3
Anheuser-Busch InBev SA NV (Belgium, Beverages)	3.6	3.4
Prudential PLC (United Kingdom, Insurance)	2.9	1.8
DENSO Corp. (Japan, Auto Components)	2.7	2.9
UBS AG (NY Shares) (Switzerland, Capital Markets)	2.6	2.2
Linde AG (Germany, Chemicals)	2.6	2.1
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	2.5	1.8
SoftBank Corp. (Japan, Wireless Telecommunication Services)	2.1	1.6
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	2.1	1.5
	28.9
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.8	17.0
Consumer Staples	16.4	19.7
Financials	16.2	15.2
Industrials	14.9	14.1
Health Care	12.3	12.1
Materials	8.3	7.6
Information Technology	7.9	7.5
Energy	2.4	2.9
Telecommunication Services	2.1	1.6

Semiannual Report

Fidelity Series International Growth Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 3.1%
CSL Ltd.	4,366,100	$ 277,559,396
Sydney Airport unit	17,397,654	68,205,415
Transurban Group unit	10,361,584	69,980,377
TOTAL AUSTRALIA		415,745,188
Austria - 1.2%
Andritz AG	2,547,198	158,087,011
Bailiwick of Jersey - 0.5%
Informa PLC	7,561,193	61,571,953
Belgium - 5.0%
Anheuser-Busch InBev SA NV (d)	4,438,281	483,754,405
KBC Groupe SA	3,160,806	192,551,683
TOTAL BELGIUM		676,306,088
Bermuda - 0.5%
Lazard Ltd. Class A	1,527,548	71,871,133
Canada - 0.3%
Canadian Pacific Railway Ltd.	226,800	35,413,122
Cayman Islands - 2.8%
Sands China Ltd.	22,649,600	165,352,203
Tencent Holdings Ltd.	1,099,170	68,505,400
Wynn Macau Ltd.	37,168,200	146,458,898
TOTAL CAYMAN ISLANDS		380,316,501
Denmark - 3.0%
Jyske Bank A/S (Reg.) (a)	1,269,600	69,733,606
Novo Nordisk A/S Series B sponsored ADR (d)	7,326,230	332,537,580
TOTAL DENMARK		402,271,186
Finland - 0.7%
Nokian Tyres PLC (d)	1,696,036	67,342,733
Tikkurila Oyj	1,314,779	32,614,169
TOTAL FINLAND		99,956,902
France - 1.5%
Remy Cointreau SA (d)	473,300	41,623,951
Safran SA	2,289,186	153,856,583
TOTAL FRANCE		195,480,534
Common Stocks - continued
	Shares	Value
Germany - 4.2%
Bayer AG (d)	1,552,700	$ 215,413,836
Linde AG	1,667,819	345,804,689
TOTAL GERMANY		561,218,525
India - 0.3%
Housing Development Finance Corp. Ltd.	3,156,031	46,985,958
Ireland - 2.6%
CRH PLC sponsored ADR	5,526,405	161,813,138
James Hardie Industries PLC CDI	14,266,311	181,836,689
TOTAL IRELAND		343,649,827
Israel - 0.3%
Azrieli Group	1,019,186	34,488,276
Italy - 1.0%
Azimut Holding SpA	1,080,806	33,662,792
Interpump Group SpA	3,015,349	42,711,947
Prada SpA	7,979,200	63,706,393
TOTAL ITALY		140,081,132
Japan - 14.5%
Aozora Bank Ltd.	21,423,000	63,702,176
Coca-Cola Central Japan Co. Ltd.	1,758,000	39,515,665
DENSO Corp.	8,055,400	366,544,929
East Japan Railway Co.	814,900	59,406,756
Fanuc Corp.	727,200	130,879,640
Fast Retailing Co. Ltd.	423,300	131,542,437
Japan Tobacco, Inc.	1,837,000	60,301,971
Keyence Corp.	630,100	242,739,654
Mitsui Fudosan Co. Ltd.	6,695,000	197,834,352
Seven Bank Ltd.	21,420,700	81,085,840
SHO-BOND Holdings Co. Ltd. (e)	1,610,900	72,560,224
SoftBank Corp.	3,804,800	282,471,091
USS Co. Ltd.	11,186,000	162,918,316
Yamato Kogyo Co. Ltd.	1,937,700	55,798,785
TOTAL JAPAN		1,947,301,836
Kenya - 0.0%
Safaricom Ltd.	26,000,000	3,914,493
Korea (South) - 0.5%
Naver Corp.	91,261	65,192,738
Common Stocks - continued
	Shares	Value
Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	618,112	$ 56,106,026
Netherlands - 1.5%
ING Groep NV (Certificaten Van Aandelen) (a)	13,701,904	195,866,879
Portugal - 0.7%
Jeronimo Martins SGPS SA	5,447,579	95,264,793
South Africa - 0.8%
Clicks Group Ltd.	9,027,484	55,046,157
Naspers Ltd. Class N	564,910	53,266,548
TOTAL SOUTH AFRICA		108,312,705
Spain - 2.2%
Inditex SA	1,715,072	257,332,668
Prosegur Compania de Seguridad SA (Reg.)	5,884,289	39,430,035
TOTAL SPAIN		296,762,703
Sweden - 6.5%
ASSA ABLOY AB (B Shares)	4,136,139	218,950,362
Atlas Copco AB (A Shares) (d)	5,605,932	162,258,374
H&M Hennes & Mauritz AB (B Shares) (d)	4,445,526	181,042,614
Intrum Justitia AB (d)	1,646,400	47,628,163
SKF AB (B Shares)	4,580,583	118,350,396
Svenska Handelsbanken AB (A Shares)	2,803,471	140,686,627
TOTAL SWEDEN		868,916,536
Switzerland - 13.4%
Nestle SA	6,405,886	495,074,343
Novartis AG	2,114,331	183,804,239
Roche Holding AG (participation certificate)	1,885,529	553,112,940
Schindler Holding AG:
(participation certificate)	688,219	106,505,429
(Reg.)	129,619	19,764,652
Swatch Group AG (Bearer)	149,540	95,915,612
UBS AG (NY Shares)	17,020,013	355,888,472
TOTAL SWITZERLAND		1,810,065,687
Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	12,594,000	49,539,646
Common Stocks - continued
	Shares	Value
Turkey - 0.9%
Coca-Cola Icecek Sanayi A/S	3,368,278	$ 78,881,081
Turkiye Garanti Bankasi A/S	12,052,357	44,397,279
TOTAL TURKEY		123,278,360
United Kingdom - 14.9%
Babcock International Group PLC	3,737,400	75,344,101
Babcock International Group PLC rights 5/6/14 (a)	1,437,461	9,708,037
Barclays PLC sponsored ADR (d)	3,593,575	61,486,068
BG Group PLC	8,987,422	181,788,873
InterContinental Hotel Group PLC ADR (d)	6,387,787	219,867,629
Johnson Matthey PLC	2,704,527	149,455,765
Prudential PLC	16,744,857	384,949,809
Reckitt Benckiser Group PLC	3,452,387	278,335,238
Rexam PLC	8,472,427	70,952,035
Rolls-Royce Group PLC	7,636,411	135,379,822
Rotork PLC	1,937,297	84,749,855
SABMiller PLC	5,052,736	274,742,127
Shaftesbury PLC	3,910,400	43,674,343
Unite Group PLC	5,472,383	39,037,190
TOTAL UNITED KINGDOM		2,009,470,892
United States of America - 14.6%
Autoliv, Inc. (d)	1,527,127	155,736,411
Berkshire Hathaway, Inc. Class B (a)	716,350	92,301,698
BorgWarner, Inc.	3,118,514	193,784,460
Cummins, Inc.	690,327	104,135,828
FMC Technologies, Inc. (a)	1,120,645	63,540,572
Google, Inc.:
Class A (a)	132,897	71,083,947
Class C (a)	122,497	64,514,270
JPMorgan Chase & Co.	595,600	33,341,688
Martin Marietta Materials, Inc. (d)	957,400	119,033,542
MasterCard, Inc. Class A	2,458,510	180,823,411
Mead Johnson Nutrition Co. Class A	863,856	76,243,931
Mohawk Industries, Inc. (a)	680,015	90,040,786
National Oilwell Varco, Inc.	491,941	38,632,127
Oceaneering International, Inc.	484,919	35,534,864
Philip Morris International, Inc.	1,245,992	106,445,097
PriceSmart, Inc.	634,875	60,973,395
ResMed, Inc. (d)	1,506,200	75,084,070
Solera Holdings, Inc.	1,504,814	97,481,851
SS&C Technologies Holdings, Inc. (a)	1,476,144	57,451,524
Common Stocks - continued
	Shares	Value
United States of America - continued
Union Pacific Corp.	431,000	$ 82,075,330
Visa, Inc. Class A	850,524	172,324,668
TOTAL UNITED STATES OF AMERICA		1,970,583,470
TOTAL COMMON STOCKS (Cost $10,170,642,606)		13,224,020,100
Nonconvertible Preferred Stocks - 0.0%

United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares) (Cost $1,717,062)	1,023,279,074	1,727,704
Money Market Funds - 9.5%

Fidelity Cash Central Fund, 0.11% (b)	171,429,662	171,429,662
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,111,968,408	1,111,968,408
TOTAL MONEY MARKET FUNDS (Cost $1,283,398,070)		1,283,398,070
TOTAL INVESTMENT PORTFOLIO - 107.8% (Cost $11,455,757,738)	14,509,145,874
NET OTHER ASSETS (LIABILITIES) - (7.8)%	(1,053,607,269)
NET ASSETS - 100%	$ 13,455,538,605
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 124,627
Fidelity Securities Lending Cash Central Fund	2,712,797
Total	$ 2,837,424
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SHO-BOND Holdings Co. Ltd.	$ 53,355,078	$ 21,594,816	$ -	$ 290,562	$ 72,560,224
Total	$ 53,355,078	$ 21,594,816	$ -	$ 290,562	$ 72,560,224
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,412,424,590	$ 2,412,424,590	$ -	$ -
Consumer Staples	2,202,308,180	1,223,479,432	978,828,748	-
Energy	319,496,436	319,496,436	-	-
Financials	2,183,545,869	1,558,331,902	625,213,967	-
Health Care	1,637,512,061	900,594,882	736,917,179	-
Industrials	1,997,109,163	1,927,128,786	-	69,980,377
Information Technology	1,069,657,109	1,020,117,463	49,539,646	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 1,117,308,812	$ 1,117,308,812	$ -	$ -
Telecommunication Services	286,385,584	286,385,584	-	-
Money Market Funds	1,283,398,070	1,283,398,070	-	-
Total Investments in Securities:	$ 14,509,145,874	$ 12,048,665,957	$ 2,390,499,540	$ 69,980,377

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 418,726,616
Level 2 to Level 1	$ 1,605,147,584

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Growth Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,043,230,005) - See accompanying schedule: Unaffiliated issuers (cost $10,122,398,565)	$ 13,153,187,580
Fidelity Central Funds (cost $1,283,398,070)	1,283,398,070
Other affiliated issuers (cost $49,961,103)	72,560,224
Total Investments (cost $11,455,757,738)		$ 14,509,145,874
Cash		5
Foreign currency held at value (cost $25,360)		26,596
Receivable for fund shares sold		31,153,708
Dividends receivable		66,912,770
Distributions receivable from Fidelity Central Funds		1,307,822
Prepaid expenses		8,742
Other receivables		154,625
Total assets		14,608,710,142

Liabilities
Payable for investments purchased	$ 3,020,017
Payable for fund shares redeemed	28,491,992
Accrued management fee	8,259,882
Other affiliated payables	1,112,567
Other payables and accrued expenses	318,671
Collateral on securities loaned, at value	1,111,968,408
Total liabilities		1,153,171,537

Net Assets		$ 13,455,538,605
Net Assets consist of:
Paid in capital		$ 10,251,298,544
Undistributed net investment income		88,209,541
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		62,069,263
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,053,961,257
Net Assets		$ 13,455,538,605

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Growth Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Series International Growth: Net Asset Value, offering price and redemption price per share ($6,611,009,965 ÷ 465,128,901 shares)	$ 14.21

Class F: Net Asset Value, offering price and redemption price per share ($6,844,528,640 ÷ 480,358,146 shares)	$ 14.25

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends (including $290,562 earned from other affiliated issuers)		$ 161,873,735
Interest		290
Income from Fidelity Central Funds		2,837,424
Income before foreign taxes withheld		164,711,449
Less foreign taxes withheld		(15,428,167)
Total income		149,283,282

Expenses
Management fee Basic fee	$ 45,637,500
Performance adjustment	4,585,987
Transfer agent fees	5,596,703
Accounting and security lending fees	969,767
Custodian fees and expenses	632,066
Independent trustees' compensation	24,707
Audit	39,393
Legal	24,035
Interest	3,072
Miscellaneous	40,343
Total expenses before reductions	57,553,573
Expense reductions	(56,202)	57,497,371
Net investment income (loss)		91,785,911
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	84,648,955
Foreign currency transactions	(540,791)
Total net realized gain (loss)		84,108,164
Change in net unrealized appreciation (depreciation) on: Investment securities	230,970,401
Assets and liabilities in foreign currencies	384,448
Total change in net unrealized appreciation (depreciation)		231,354,849
Net gain (loss)		315,463,013
Net increase (decrease) in net assets resulting from operations		$ 407,248,924

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Growth Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 91,785,911	$ 133,578,174
Net realized gain (loss)	84,108,164	370,154,006
Change in net unrealized appreciation (depreciation)	231,354,849	1,529,936,762
Net increase (decrease) in net assets resulting from operations	407,248,924	2,033,668,942
Distributions to shareholders from net investment income	(98,329,968)	(154,572,907)
Distributions to shareholders from net realized gain	(45,984,907)	-
Total distributions	(144,314,875)	(154,572,907)
Share transactions - net increase (decrease)	2,014,222,061	189,778,640
Total increase (decrease) in net assets	2,277,156,110	2,068,874,675

Net Assets
Beginning of period	11,178,382,495	9,109,507,820
End of period (including undistributed net investment income of $88,209,541 and undistributed net investment income of $94,753,598, respectively)	$ 13,455,538,605	$ 11,178,382,495

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series International Growth

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.95	$ 11.55	$ 10.53	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.16	.15	.16	.09
Net realized and unrealized gain (loss)	.32	2.43	.99	(.46)	.80
Total from investment operations	.41	2.59	1.14	(.30)	.89
Distributions from net investment income	(.10)	(.19)	(.12)	(.05)	-
Distributions from net realized gain	(.05)	-	(.01)	(.01)	-
Total distributions	(.15)	(.19)	(.12) I	(.06)	-
Net asset value, end of period	$ 14.21	$ 13.95	$ 11.55	$ 10.53	$ 10.89
Total Return B, C	2.94%	22.72%	11.00%	(2.77)%	8.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.97% A	1.04%	1.05%	1.00%	1.01% A
Expenses net of fee waivers, if any	.97% A	1.04%	1.05%	1.00%	1.01% A
Expenses net of all reductions	.97% A	1.02%	1.04%	.98%	.99% A
Net investment income (loss)	1.32% A	1.26%	1.38%	1.40%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,611,010	$ 5,642,298	$ 5,045,151	$ 4,996,927	$ 3,944,123
Portfolio turnover rate F	37% A	41%	27%	23%	63% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 3, 2009 (commencement of operations) to October 31, 2010. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.99	$ 11.59	$ 10.57	$ 10.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.18	.17	.18	.11
Net realized and unrealized gain (loss)	.33	2.43	1.00	(.45)	.80
Total from investment operations	.43	2.61	1.17	(.27)	.91
Distributions from net investment income	(.12)	(.21)	(.14)	(.06)	-
Distributions from net realized gain	(.05)	-	(.01)	(.01)	-
Total distributions	(.17)	(.21)	(.15)	(.07)	-
Net asset value, end of period	$ 14.25	$ 13.99	$ 11.59	$ 10.57	$ 10.91
Total Return B, C	3.08%	22.88%	11.23%	(2.50)%	9.10%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.85%	.85%	.79%	.78% A
Expenses net of fee waivers, if any	.80% A	.85%	.85%	.79%	.78% A
Expenses net of all reductions	.80% A	.84%	.84%	.77%	.75% A
Net investment income (loss)	1.49% A	1.44%	1.58%	1.62%	1.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,844,529	$ 5,536,085	$ 4,064,357	$ 2,165,942	$ 744,325
Portfolio turnover rate F	37% A	41%	27%	23%	63% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 3, 2009 (commencement of operations) to October 31, 2010. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Small Cap Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Japan 23.0%
United Kingdom 19.4%
United States of America* 13.4%
Germany 5.9%
Italy 4.6%
Netherlands 4.1%
Sweden 2.8%
France 2.4%
Ireland 2.4%
Other 22.0%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Japan 24.6%
United Kingdom 19.5%
United States of America* 15.0%
Germany 5.1%
Italy 3.5%
Netherlands 3.4%
France 2.7%
Sweden 2.4%
Ireland 2.0%
Other 21.8%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.9	97.3
Short-Term Investments and Net Other Assets (Liabilities)	2.1	2.7
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
USS Co. Ltd. (Japan, Specialty Retail)	2.3	2.3
Interpump Group SpA (Italy, Machinery)	1.8	1.4
PriceSmart, Inc. (United States of America, Food & Staples Retailing)	1.7	2.0
Azimut Holding SpA (Italy, Capital Markets)	1.7	1.4
Unite Group PLC (United Kingdom, Real Estate Management & Development)	1.7	1.5
CTS Eventim AG (Germany, Media)	1.7	1.5
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	1.6	1.5
Coway Co. Ltd. (Korea (South), Household Durables)	1.6	0.9
Aalberts Industries NV (Netherlands, Machinery)	1.5	1.5
Intrum Justitia AB (Sweden, Commercial Services & Supplies)	1.5	1.7
	17.1
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	22.0	24.7
Financials	20.3	18.5
Consumer Discretionary	17.0	18.1
Materials	10.7	9.5
Consumer Staples	9.5	9.9
Information Technology	8.2	7.2
Health Care	7.0	6.1
Energy	3.2	3.3

Semiannual Report

Fidelity Series International Small Cap Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 1.9%
DuluxGroup Ltd.	2,369,294	$ 12,612,155
Imdex Ltd. (a)	6,750,413	4,609,283
Ramsay Health Care Ltd.	398,764	16,599,943
RCG Corp. Ltd. (e)	15,294,331	10,585,283
Sydney Airport unit	3,717,686	14,574,742
TOTAL AUSTRALIA		58,981,406
Austria - 1.5%
Andritz AG	516,024	32,026,050
Zumtobel AG	680,119	14,153,447
TOTAL AUSTRIA		46,179,497
Bailiwick of Jersey - 1.1%
Informa PLC	3,950,785	32,171,848
Belgium - 1.6%
Gimv NV (d)	315,309	16,347,280
KBC Ancora (a)(d)	852,473	31,246,364
TOTAL BELGIUM		47,593,644
Bermuda - 0.6%
Lazard Ltd. Class A	262,101	12,331,852
Vostok Nafta Investment Ltd. SDR (a)(d)	1,053,796	6,887,873
TOTAL BERMUDA		19,219,725
Brazil - 0.3%
Arezzo Industria e Comercio SA	681,800	7,629,066
British Virgin Islands - 0.3%
Gem Diamonds Ltd. (a)	3,018,574	8,460,290
Canada - 1.7%
Pason Systems, Inc.	1,312,800	36,459,680
ShawCor Ltd. Class A	343,400	15,295,642
TOTAL CANADA		51,755,322
Denmark - 1.8%
Jyske Bank A/S (Reg.) (a)	484,919	26,634,492
Spar Nord Bank A/S	2,602,747	29,268,809
TOTAL DENMARK		55,903,301
Finland - 1.2%
Nokian Tyres PLC (d)	320,000	12,705,906
Tikkurila Oyj (d)	987,867	24,504,849
TOTAL FINLAND		37,210,755
Common Stocks - continued
	Shares	Value
France - 2.4%
Laurent-Perrier Group SA	132,224	$ 13,226,094
Remy Cointreau SA (d)	109,354	9,617,041
Saft Groupe SA	281,719	10,017,302
Solocal Group SA (a)(d)	3,618,671	8,283,599
Vetoquinol SA	208,127	11,347,678
Virbac SA	88,700	21,258,260
TOTAL FRANCE		73,749,974
Germany - 5.1%
alstria office REIT-AG	789,329	10,890,527
Bilfinger Berger AG	239,834	28,491,987
CompuGroup Medical AG	1,323,715	35,278,320
CTS Eventim AG	786,562	50,087,769
Fielmann AG	211,595	28,607,064
TOTAL GERMANY		153,355,667
Greece - 0.9%
Titan Cement Co. SA (Reg.)	877,199	27,625,492
India - 0.5%
Jyothy Laboratories Ltd. (a)	5,154,431	16,241,393
Ireland - 2.4%
FBD Holdings PLC	1,298,400	31,244,160
James Hardie Industries PLC CDI	3,276,486	41,761,698
TOTAL IRELAND		73,005,858
Israel - 1.3%
Azrieli Group	414,179	14,015,420
Ituran Location & Control Ltd.	502,446	12,068,753
Sarine Technologies Ltd.	2,887,000	6,378,711
Strauss Group Ltd.	462,155	8,358,989
TOTAL ISRAEL		40,821,873
Italy - 4.6%
Azimut Holding SpA (d)	1,648,064	51,330,614
Beni Stabili SpA SIIQ (d)	38,598,274	34,458,985
Interpump Group SpA (d)	3,843,666	54,444,928
TOTAL ITALY		140,234,527
Japan - 23.0%
Air Water, Inc.	550,000	7,719,959
Aozora Bank Ltd.	9,703,000	28,852,272
Artnature, Inc.	615,700	17,573,361
Common Stocks - continued
	Shares	Value
Japan - continued
Asahi Co. Ltd. (d)	897,600	$ 11,922,931
Autobacs Seven Co. Ltd.	1,070,300	16,551,517
Azbil Corp.	1,062,700	24,084,471
Coca-Cola Central Japan Co. Ltd.	918,400	20,643,451
Cosmos Pharmaceutical Corp.	154,600	16,528,371
Daikokutenbussan Co. Ltd.	567,600	14,734,782
Glory Ltd.	387,900	10,001,510
Goldcrest Co. Ltd.	1,470,910	30,659,845
Harmonic Drive Systems, Inc. (d)	524,300	14,846,662
Iida Group Holdings Co. Ltd. (a)	886,544	13,180,876
Iwatsuka Confectionary Co. Ltd.	142,300	7,794,591
Kobayashi Pharmaceutical Co. Ltd.	326,400	19,794,395
Koshidaka Holdings Co. Ltd.	15,800	468,274
Kyoto Kimono Yuzen Co. Ltd.	378,600	3,747,672
Lasertec Corp. (a)(d)	908,400	9,036,463
Meiko Network Japan Co. Ltd.	514,400	5,559,857
Miraial Co. Ltd. (d)	301,300	4,691,834
Nabtesco Corp.	714,100	15,359,768
Nagaileben Co. Ltd.	1,119,900	21,557,815
ND Software Co. Ltd.	111,268	2,011,281
Nihon M&A Center, Inc.	959,400	22,400,233
Nihon Parkerizing Co. Ltd.	1,618,000	35,276,784
Nippon Seiki Co. Ltd.	721,000	12,588,497
NS Tool Co. Ltd.	1,000	16,922
OBIC Co. Ltd.	912,200	27,347,709
OSG Corp.	2,458,600	39,631,954
San-Ai Oil Co. Ltd.	1,500,000	9,977,014
Seven Bank Ltd.	9,506,500	35,985,871
SHO-BOND Holdings Co. Ltd. (d)	787,800	35,485,098
Shoei Co. Ltd.	550,100	7,538,417
Software Service, Inc.	175,900	6,228,376
Techno Medica Co. Ltd.	283,000	5,586,091
The Nippon Synthetic Chemical Industry Co. Ltd.	2,720,000	18,091,652
TKC Corp.	319,700	6,469,989
Tocalo Co. Ltd.	458,400	7,160,608
Tsutsumi Jewelry Co. Ltd.	273,600	6,195,373
USS Co. Ltd.	4,862,900	70,825,623
Workman Co. Ltd.	88,700	3,565,873
Yamato Kogyo Co. Ltd.	1,023,500	29,473,116
TOTAL JAPAN		697,167,158
Common Stocks - continued
	Shares	Value
Korea (South) - 2.0%
Coway Co. Ltd.	602,047	$ 47,494,754
Leeno Industrial, Inc.	474,988	13,678,146
TOTAL KOREA (SOUTH)		61,172,900
Mexico - 0.5%
Consorcio ARA S.A.B. de CV (a)	36,876,327	16,207,516
Netherlands - 4.1%
Aalberts Industries NV	1,369,900	45,584,231
ASM International NV (depositary receipt)	283,800	12,353,814
Heijmans NV (Certificaten Van Aandelen) (d)(e)	1,550,171	27,807,643
VastNed Retail NV	746,955	38,415,197
TOTAL NETHERLANDS		124,160,885
Philippines - 0.4%
Jollibee Food Corp.	3,065,150	11,827,388
South Africa - 1.6%
Clicks Group Ltd.	4,317,421	26,325,988
Nampak Ltd.	5,616,970	20,929,160
TOTAL SOUTH AFRICA		47,255,148
Spain - 1.4%
Grifols SA	256,200	13,684,404
Prosegur Compania de Seguridad SA (Reg.) (d)	4,245,586	28,449,250
TOTAL SPAIN		42,133,654
Sweden - 2.8%
Fagerhult AB (d)(e)	799,479	39,714,515
Intrum Justitia AB (d)	1,554,303	44,963,919
TOTAL SWEDEN		84,678,434
Switzerland - 0.2%
Zehnder Group AG	103,967	4,536,226
Turkey - 1.2%
Albaraka Turk Katilim Bankasi A/S	18,140,671	14,347,243
Coca-Cola Icecek Sanayi A/S	971,544	22,752,410
TOTAL TURKEY		37,099,653
United Kingdom - 19.4%
Advanced Computer Software Group PLC	4,211,831	8,480,172
Babcock International Group PLC	801,700	16,161,868
Bellway PLC	1,496,300	36,354,219
Berendsen PLC	1,639,109	28,643,332
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Britvic PLC	2,768,612	$ 33,866,930
Dechra Pharmaceuticals PLC	1,636,163	19,061,234
Derwent London PLC	447,190	20,536,968
Elementis PLC	7,518,882	35,202,903
Great Portland Estates PLC	3,291,000	34,839,408
H&T Group PLC	1,288,592	3,633,350
Hilton Food Group PLC	898,038	8,089,180
InterContinental Hotel Group PLC ADR	644,093	22,169,681
Johnson Matthey PLC	433,270	23,943,077
Meggitt PLC	3,053,234	24,574,268
Persimmon PLC	834,100	18,476,823
Rotork PLC	755,000	33,028,565
Shaftesbury PLC	3,240,255	36,189,650
Spectris PLC	1,183,016	44,442,244
Spirax-Sarco Engineering PLC	982,300	48,080,359
Ted Baker PLC	489,767	15,289,799
Ultra Electronics Holdings PLC	936,610	26,820,075
Unite Group PLC	7,103,599	50,673,453
TOTAL UNITED KINGDOM		588,557,558
United States of America - 11.3%
ANSYS, Inc. (a)	93,715	7,151,392
Autoliv, Inc.	254,600	25,964,108
Broadridge Financial Solutions, Inc.	236,895	9,082,554
Dril-Quip, Inc. (a)	179,205	20,271,670
Evercore Partners, Inc. Class A	410,200	21,916,986
Greenhill & Co., Inc. (d)	193,805	9,719,321
Kennedy-Wilson Holdings, Inc.	1,192,288	26,039,570
Martin Marietta Materials, Inc. (d)	222,280	27,636,072
Mohawk Industries, Inc. (a)	201,862	26,728,547
Oceaneering International, Inc.	198,667	14,558,318
PriceSmart, Inc.	536,461	51,521,714
ResMed, Inc. (d)	472,800	23,569,080
Solera Holdings, Inc.	670,290	43,421,386
SS&C Technologies Holdings, Inc. (a)	787,242	30,639,459
The Rubicon Project, Inc.	434,724	6,246,984
TOTAL UNITED STATES OF AMERICA		344,467,161
TOTAL COMMON STOCKS (Cost $2,160,689,597)		2,949,403,319
Nonconvertible Preferred Stocks - 0.8%
	Shares	Value
Germany - 0.8%
Sartorius AG (non-vtg.) (Cost $21,286,065)	190,646	$ 24,809,418
Money Market Funds - 9.2%

Fidelity Cash Central Fund, 0.11% (b)	37,056,465	37,056,465
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	240,626,501	240,626,501
TOTAL MONEY MARKET FUNDS (Cost $277,682,966)		277,682,966
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $2,459,658,628)		3,251,895,703
NET OTHER ASSETS (LIABILITIES) - (7.1)%		(215,313,072)
NET ASSETS - 100%		$ 3,036,582,631
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,282
Fidelity Securities Lending Cash Central Fund	639,622
Total	$ 676,904
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fagerhult AB	$ 16,152,472	$ 8,923,943	$ -	$ 747,377	$ 39,714,515
Heijmans NV (Certificaten Van Aandelen)	16,464,500	4,149,550	-	272,842	27,807,643
RCG Corp. Ltd.	840,814	9,594,235	-	260,468	10,585,283
Total	$ 33,457,786	$ 22,667,728	$ -	$ 1,280,687	$ 78,107,441
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 501,733,925

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Small Cap Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $229,987,168) - See accompanying schedule: Unaffiliated issuers (cost $2,132,273,103)	$ 2,896,105,296
Fidelity Central Funds (cost $277,682,966)	277,682,966
Other affiliated issuers (cost $49,702,559)	78,107,441
Total Investments (cost $2,459,658,628)		$ 3,251,895,703
Foreign currency held at value ($76)		76
Receivable for investments sold		13,221,247
Receivable for fund shares sold		7,026,551
Dividends receivable		15,983,917
Distributions receivable from Fidelity Central Funds		286,889
Prepaid expenses		1,846
Other receivables		9,797
Total assets		3,288,426,026

Liabilities
Payable for investments purchased	$ 1,943,992
Payable for fund shares redeemed	6,451,930
Accrued management fee	2,388,188
Other affiliated payables	326,460
Other payables and accrued expenses	106,324
Collateral on securities loaned, at value	240,626,501
Total liabilities		251,843,395

Net Assets		$ 3,036,582,631
Net Assets consist of:
Paid in capital		$ 2,249,552,191
Undistributed net investment income		11,843,143
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,098,339)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		792,285,636
Net Assets		$ 3,036,582,631

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Small Cap Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Series International Small Cap: Net Asset Value, offering price and redemption price per share ($1,491,775,745 ÷ 93,294,323 shares)	$ 15.99

Class F: Net Asset Value, offering price and redemption price per share ($1,544,806,886 ÷ 96,369,530 shares)	$ 16.03

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends (including $1,280,687 earned from other affiliated issuers)		$ 29,044,342
Interest		6
Income from Fidelity Central Funds		676,904
Income before foreign taxes withheld		29,721,252
Less foreign taxes withheld		(2,545,557)
Total income		27,175,695

Expenses
Management fee Basic fee	$ 11,959,501
Performance adjustment	1,340,737
Transfer agent fees	1,213,887
Accounting and security lending fees	614,859
Custodian fees and expenses	171,543
Independent trustees' compensation	5,247
Audit	32,481
Legal	4,908
Miscellaneous	8,581
Total expenses before reductions	15,351,744
Expense reductions	(1)	15,351,743
Net investment income (loss)		11,823,952
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,003,107)
Foreign currency transactions	(52,596)
Total net realized gain (loss)		(1,055,703)
Change in net unrealized appreciation (depreciation) on: Investment securities	145,505,603
Assets and liabilities in foreign currencies	62,967
Total change in net unrealized appreciation (depreciation)		145,568,570
Net gain (loss)		144,512,867
Net increase (decrease) in net assets resulting from operations		$ 156,336,819

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Small Cap Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,823,952	$ 23,222,109
Net realized gain (loss)	(1,055,703)	93,039,428
Change in net unrealized appreciation (depreciation)	145,568,570	390,724,094
Net increase (decrease) in net assets resulting from operations	156,336,819	506,985,631
Distributions to shareholders from net investment income	(22,654,352)	(20,487,378)
Distributions to shareholders from net realized gain	(73,752,533)	(1,498,848)
Total distributions	(96,406,885)	(21,986,226)
Share transactions - net increase (decrease)	671,463,626	(56,862,699)
Total increase (decrease) in net assets	731,393,560	428,136,706

Net Assets
Beginning of period	2,305,189,071	1,877,052,365
End of period (including undistributed net investment income of $11,843,143 and undistributed net investment income of $22,673,543, respectively)	$ 3,036,582,631	$ 2,305,189,071

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series International Small Cap

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.75	$ 12.44	$ 11.22	$ 11.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.15	.15	.17 G	.06
Net realized and unrealized gain (loss)	.75	3.29	1.19	(.19)	1.34
Total from investment operations	.81	3.44	1.34	(.02)	1.40
Distributions from net investment income	(.13)	(.12)	(.11)	(.09)	-
Distributions from net realized gain	(.44)	(.01)	(.01)	(.07)	-
Total distributions	(.57)	(.13)	(.12)	(.16)	-
Net asset value, end of period	$ 15.99	$ 15.75	$ 12.44	$ 11.22	$ 11.40
Total Return B, C	5.35%	27.95%	12.07%	(.23)%	14.00%
Ratios to Average Net Assets E, I
Expenses before reductions	1.18% A	1.23%	1.22%	1.14%	1.21% A
Expenses net of fee waivers, if any	1.18% A	1.23%	1.22%	1.14%	1.21% A
Expenses net of all reductions	1.18% A	1.22%	1.22%	1.13%	1.18% A
Net investment income (loss)	.75% A	1.05%	1.27%	1.47% G	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,491,776	$ 1,163,381	$ 1,040,585	$ 1,107,242	$ 701,814
Portfolio turnover rate F	16% A	29%	25%	22%	21% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.00%. HFor the period December 3, 2009 (commencement of operations) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.79	$ 12.48	$ 11.26	$ 11.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.17	.17	.20 G	.09
Net realized and unrealized gain (loss)	.76	3.30	1.19	(.20)	1.34
Total from investment operations	.83	3.47	1.36	-	1.43
Distributions from net investment income	(.15)	(.15)	(.13)	(.10)	-
Distributions from net realized gain	(.44)	(.01)	(.01)	(.07)	-
Total distributions	(.59)	(.16)	(.14)	(.17)	-
Net asset value, end of period	$ 16.03	$ 15.79	$ 12.48	$ 11.26	$ 11.43
Total Return B, C	5.47%	28.14%	12.25%	(.03)%	14.30%
Ratios to Average Net Assets E, I
Expenses before reductions	1.01% A	1.04%	1.02%	.93%	.98% A
Expenses net of fee waivers, if any	1.01% A	1.04%	1.02%	.93%	.98% A
Expenses net of all reductions	1.01% A	1.03%	1.01%	.92%	.94% A
Net investment income (loss)	.93% A	1.24%	1.47%	1.68% G	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,544,807	$ 1,141,808	$ 836,468	$ 480,498	$ 130,513
Portfolio turnover rate F	16% A	29%	25%	22%	21% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.21%. HFor the period December 3, 2009 (commencement of operations) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Value Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United Kingdom 24.7%
France 18.2%
Japan 15.8%
Switzerland 7.8%
Germany 7.5%
Australia 5.5%
United States of America* 4.6%
Sweden 2.1%
Netherlands 1.9%
Other 11.9%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
United Kingdom 24.8%
Japan 18.9%
France 15.6%
Germany 9.0%
Australia 6.8%
Switzerland 5.7%
Netherlands 3.2%
Spain 3.1%
United States of America* 2.8%
Other 10.1%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.2	98.0
Short-Term Investments and Net Other Assets (Liabilities)	2.8	2.0
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	4.8	3.6
Sanofi SA (France, Pharmaceuticals)	2.5	3.4
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	2.5	0.5
Novartis AG (Switzerland, Pharmaceuticals)	2.4	1.9
Westpac Banking Corp. (Australia, Banks)	2.3	2.2
HSBC Holdings PLC sponsored ADR (United Kingdom, Banks)	2.2	3.7
Nestle SA (Switzerland, Food Products)	2.1	0.0
BASF AG (Germany, Chemicals)	2.1	1.9
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	2.0	3.4
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.0	0.0
	24.9
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.5	31.5
Health Care	15.9	10.7
Consumer Discretionary	10.7	10.1
Industrials	9.8	9.2
Telecommunication Services	8.4	10.1
Consumer Staples	8.3	6.4
Energy	6.5	7.0
Materials	6.0	7.1
Information Technology	4.1	3.3
Utilities	3.0	2.6

Semiannual Report

Fidelity Series International Value Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 5.5%
Ansell Ltd.	3,467,096	$ 58,266,663
Australia & New Zealand Banking Group Ltd.	7,559,533	242,076,129
Telstra Corp. Ltd.	14,779,457	71,671,204
Transurban Group unit	9,904,107	66,890,655
Westpac Banking Corp.	9,713,168	318,150,119
TOTAL AUSTRALIA		757,054,770
Bailiwick of Guernsey - 0.2%
Resolution Ltd.	5,265,152	26,517,923
Bailiwick of Jersey - 1.7%
Informa PLC	9,599,302	78,168,587
Shire PLC	1,236,200	70,700,743
Wolseley PLC	1,486,993	85,888,960
TOTAL BAILIWICK OF JERSEY		234,758,290
Belgium - 1.9%
Anheuser-Busch InBev SA NV (d)	853,230	92,998,567
KBC Groupe SA	1,541,709	93,918,660
UCB SA (d)	824,434	67,585,873
TOTAL BELGIUM		254,503,100
Bermuda - 0.5%
Hongkong Land Holdings Ltd.	8,777,000	61,439,000
Canada - 0.4%
Potash Corp. of Saskatchewan, Inc.	1,522,900	55,049,768
Denmark - 1.2%
A.P. Moller - Maersk A/S Series B	43,153	102,829,268
Vestas Wind Systems A/S (a)	1,302,800	57,826,885
TOTAL DENMARK		160,656,153
Finland - 1.0%
Sampo Oyj (A Shares) (d)	2,829,713	140,504,466
France - 18.2%
Arkema SA	862,987	96,224,190
Atos Origin SA	1,252,281	108,115,419
AXA SA (d)	8,111,873	211,293,983
BNP Paribas SA	3,070,718	230,517,293
Cap Gemini SA	1,350,305	95,372,027
Carrefour SA (d)	2,422,784	94,215,821
GDF Suez (d)	6,421,553	161,920,014
Havas SA	9,027,242	71,762,201
Orange SA	6,900,600	111,798,651
Common Stocks - continued
	Shares	Value
France - continued
Renault SA (d)	1,004,292	$ 97,740,312
Sanofi SA	3,188,923	344,148,240
Schneider Electric SA	722,605	67,719,284
Total SA (a)	9,262,822	662,701,328
Vivendi SA	4,994,149	133,999,756
TOTAL FRANCE		2,487,528,519
Germany - 6.1%
BASF AG (d)	2,469,437	285,828,965
Bayer AG (d)	795,414	110,351,762
Continental AG (d)	403,033	94,412,112
Deutsche Lufthansa AG (d)	2,678,619	67,188,572
Deutsche Post AG	1,863,056	70,136,126
Fresenius SE & Co. KGaA	605,600	92,041,628
Siemens AG	906,472	119,582,126
TOTAL GERMANY		839,541,291
Ireland - 0.5%
Actavis PLC (a)	326,400	66,693,312
Israel - 1.0%
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,725,192	133,152,881
Italy - 0.5%
Telecom Italia SpA	11,568,400	14,865,735
Unione di Banche Italiane ScpA	6,146,368	58,496,343
TOTAL ITALY		73,362,078
Japan - 15.8%
AEON Mall Co. Ltd.	1,992,900	47,446,751
Astellas Pharma, Inc.	7,936,300	88,263,052
DENSO Corp.	2,417,700	110,012,622
Dentsu, Inc.	1,917,700	78,782,609
East Japan Railway Co.	1,257,900	91,701,753
Hitachi Ltd.	13,505,000	96,034,968
Hoya Corp.	3,876,900	114,295,267
Itochu Corp.	14,190,600	158,791,475
Japan Tobacco, Inc.	4,741,900	155,659,181
KDDI Corp.	1,901,000	101,190,806
Mitsubishi Electric Corp.	7,416,000	84,362,576
Mitsubishi UFJ Financial Group, Inc.	34,423,000	183,113,068
Mizuho Financial Group, Inc.	76,596,400	150,022,330
Nippon Telegraph & Telephone Corp.	2,664,300	147,849,409
Common Stocks - continued
	Shares	Value
Japan - continued
OMRON Corp.	1,746,000	$ 61,652,663
ORIX Corp.	7,084,600	102,351,975
Seven & i Holdings Co., Ltd.	2,881,100	113,598,221
Seven Bank Ltd.	14,720,600	55,723,306
SoftBank Corp.	977,900	72,600,000
Sony Financial Holdings, Inc.	4,383,200	70,227,237
Sumitomo Mitsui Trust Holdings, Inc.	19,767,000	81,453,859
TOTAL JAPAN		2,165,133,128
Korea (South) - 0.7%
Hyundai Motor Co.	437,299	97,356,277
Luxembourg - 0.5%
RTL Group SA (d)	543,439	60,337,826
Netherlands - 1.9%
ING Groep NV (Certificaten Van Aandelen) (a)	9,148,234	130,772,778
Koninklijke Philips Electronics NV	1,734,731	55,534,275
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,755,469	75,276,557
TOTAL NETHERLANDS		261,583,610
Singapore - 0.7%
Singapore Telecommunications Ltd.	32,090,000	98,033,581
Spain - 1.1%
Amadeus IT Holding SA Class A	1,887,274	78,431,464
International Consolidated Airlines Group SA CDI (a)	9,732,936	66,406,113
TOTAL SPAIN		144,837,577
Sweden - 2.1%
Nordea Bank AB	13,369,133	193,170,011
Svenska Cellulosa AB (SCA) (B Shares)	3,463,762	97,005,792
TOTAL SWEDEN		290,175,803
Switzerland - 7.8%
Nestle SA	3,730,175	288,283,921
Novartis AG	3,736,016	324,781,492
Roche Holding AG (participation certificate)	270,302	79,292,090
Swiss Re Ltd.	1,718,330	150,043,927
Syngenta AG (Switzerland)	222,627	88,158,435
UBS AG (NY Shares)	6,749,871	141,139,803
TOTAL SWITZERLAND		1,071,699,668
Common Stocks - continued
	Shares	Value
United Kingdom - 24.7%
AstraZeneca PLC (United Kingdom)	3,437,129	$ 271,308,750
BAE Systems PLC	16,572,850	111,926,400
Barclays PLC	38,656,513	165,065,217
BHP Billiton PLC	7,357,021	238,841,176
BT Group PLC	12,372,997	77,240,287
Bunzl PLC	4,193,329	119,015,081
Compass Group PLC	7,781,000	123,754,689
GlaxoSmithKline PLC	12,375,664	341,946,560
HSBC Holdings PLC sponsored ADR (d)	5,783,088	296,788,076
Imperial Tobacco Group PLC	5,303,440	228,962,170
ITV PLC	32,978,385	101,338,884
Jazztel PLC (a)	1,079,440	16,563,026
Kingfisher PLC	19,808,211	139,830,131
National Grid PLC	17,607,128	250,254,799
Next PLC	628,400	69,176,585
Prudential PLC	4,561,934	104,874,925
Reed Elsevier PLC	9,960,091	146,640,906
Royal Dutch Shell PLC Class A sponsored ADR	3,060,815	241,008,573
Standard Chartered PLC (United Kingdom)	3,080,719	66,657,043
Vodafone Group PLC sponsored ADR	7,232,666	274,552,001
TOTAL UNITED KINGDOM		3,385,745,279
United States of America - 1.8%
AbbVie, Inc.	1,373,029	71,507,350
Cabot Corp.	1,140,878	65,942,748
ResMed, Inc. CDI	12,565,060	63,267,339
T-Mobile U.S., Inc. (a)	1,616,900	47,359,001
TOTAL UNITED STATES OF AMERICA		248,076,438
TOTAL COMMON STOCKS (Cost $11,597,891,968)		13,113,740,738
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.4%
Volkswagen AG (Cost $157,683,442)	720,990	194,151,530
Money Market Funds - 11.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	273,863,249	$ 273,863,249
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,314,186,648	1,314,186,648
TOTAL MONEY MARKET FUNDS (Cost $1,588,049,897)		1,588,049,897
TOTAL INVESTMENT PORTFOLIO - 108.8% (Cost $13,343,625,307)	14,895,942,165
NET OTHER ASSETS (LIABILITIES) - (8.8)%	(1,208,375,030)
NET ASSETS - 100%	$ 13,687,567,135
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 90,358
Fidelity Securities Lending Cash Central Fund	4,773,335
Total	$ 4,863,693
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,463,465,271	$ 1,463,465,271	$ -	$ -
Consumer Staples	1,146,000,230	689,441,185	456,559,045	-
Energy	903,709,901	241,008,573	662,701,328	-
Financials	3,321,764,222	2,188,311,926	1,133,452,296	-
Health Care	2,183,307,735	751,129,860	1,432,177,875	-
Industrials	1,325,799,549	1,083,792,493	175,116,401	66,890,655
Information Technology	553,901,808	553,901,808	-	-
Materials	830,045,282	503,045,671	326,999,611	-
Telecommunication Services	1,167,723,457	815,969,375	351,754,082	-
Utilities	412,174,813	161,920,014	250,254,799	-
Money Market Funds	1,588,049,897	1,588,049,897	-	-
Total Investments in Securities:	$ 14,895,942,165	$ 10,040,036,073	$ 4,789,015,437	$ 66,890,655

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 342,865,323
Level 2 to Level 1	$ 944,257,480

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Value Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,242,195,221) - See accompanying schedule: Unaffiliated issuers (cost $11,755,575,410)	$ 13,307,892,268
Fidelity Central Funds (cost $1,588,049,897)	1,588,049,897
Total Investments (cost $13,343,625,307)		$ 14,895,942,165
Foreign currency held at value (cost $726,583)		726,457
Receivable for investments sold		134,522,990
Receivable for fund shares sold		31,704,789
Dividends receivable		76,778,100
Distributions receivable from Fidelity Central Funds		1,760,027
Prepaid expenses		9,004
Other receivables		357,935
Total assets		15,141,801,467

Liabilities
Payable for investments purchased	$ 103,068,332
Payable for fund shares redeemed	28,899,923
Accrued management fee	6,669,673
Other affiliated payables	1,116,594
Other payables and accrued expenses	293,162
Collateral on securities loaned, at value	1,314,186,648
Total liabilities		1,454,234,332

Net Assets		$ 13,687,567,135
Net Assets consist of:
Paid in capital		$ 11,497,174,970
Undistributed net investment income		339,775,397
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		297,832,503
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,552,784,265
Net Assets		$ 13,687,567,135

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Value Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Series International Value: Net Asset Value, offering price and redemption price per share ($6,719,312,284 ÷ 595,101,815 shares)	$ 11.29

Class F: Net Asset Value, offering price and redemption price per share ($6,968,254,851 ÷ 615,613,323 shares)	$ 11.32

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 224,034,739
Special dividends		208,752,868
Interest		3
Income from Fidelity Central Funds		4,863,693
Income before foreign taxes withheld		437,651,303
Less foreign taxes withheld		(15,387,253)
Total income		422,264,050

Expenses
Management fee Basic fee	$ 45,791,561
Performance adjustment	(5,550,672)
Transfer agent fees	5,614,512
Accounting and security lending fees	981,258
Custodian fees and expenses	565,498
Independent trustees' compensation	24,796
Audit	38,045
Legal	24,001
Interest	2,470
Miscellaneous	40,806
Total expenses before reductions	47,532,275
Expense reductions	(292,647)	47,239,628
Net investment income (loss)		375,024,422
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	421,411,878
Foreign currency transactions	(3,076,792)
Total net realized gain (loss)		418,335,086
Change in net unrealized appreciation (depreciation) on: Investment securities	(266,000,491)
Assets and liabilities in foreign currencies	452,386
Total change in net unrealized appreciation (depreciation)		(265,548,105)
Net gain (loss)		152,786,981
Net increase (decrease) in net assets resulting from operations		$ 527,811,403

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Value Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 375,024,422	$ 266,930,898
Net realized gain (loss)	418,335,086	863,801,313
Change in net unrealized appreciation (depreciation)	(265,548,105)	1,178,227,478
Net increase (decrease) in net assets resulting from operations	527,811,403	2,308,959,689
Distributions to shareholders from net investment income	(280,500,370)	(264,134,724)
Distributions to shareholders from net realized gain	(41,143,110)	(56,993,210)
Total distributions	(321,643,480)	(321,127,934)
Share transactions - net increase (decrease)	2,169,825,889	101,473,805
Total increase (decrease) in net assets	2,375,993,812	2,089,305,560

Net Assets
Beginning of period	11,311,573,323	9,222,267,763
End of period (including undistributed net investment income of $339,775,397 and undistributed net investment income of $245,251,345, respectively)	$ 13,687,567,135	$ 11,311,573,323

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series International Value

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 9.16	$ 8.59	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.31 G	.26	.29	.30	.18
Net realized and unrealized gain (loss)	.11	2.03	.50	(1.45)	(.27)
Total from investment operations	.42	2.29	.79	(1.15)	(.09)
Distributions from net investment income	(.24)	(.26)	(.22)	(.13)	-
Distributions from net realized gain	(.04)	(.06)	-	(.04)	-
Total distributions	(.27) K	(.31) J	(.22)	(.17)	-
Net asset value, end of period	$ 11.29	$ 11.14	$ 9.16	$ 8.59	$ 9.91
Total Return B, C	3.91%	25.78%	9.56%	(11.84)%	(.90)%
Ratios to Average Net Assets E, I
Expenses before reductions	.81% A	.88%	.90%	.95%	1.01% A
Expenses net of fee waivers, if any	.81% A	.88%	.90%	.95%	1.01% A
Expenses net of all reductions	.81% A	.85%	.87%	.93%	.99% A
Net investment income (loss)	5.65% A, G	2.58%	3.35%	3.05%	2.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,719,312	$ 5,710,397	$ 5,107,633	$ 4,503,487	$ 3,865,058
Portfolio turnover rate F	81% A	80%	63%	78%	72% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.46%. HFor the period December 3, 2009 (commencement of operations) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.31 per share is comprised of distributions from net investment income of $.256 and distributions from net realized gain of $.057 per share. KTotal distributions of $.27 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.036 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.18	$ 9.19	$ 8.62	$ 9.93	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.32 G	.28	.30	.31	.20
Net realized and unrealized gain (loss)	.11	2.04	.51	(1.44)	(.27)
Total from investment operations	.43	2.32	.81	(1.13)	(.07)
Distributions from net investment income	(.25)	(.27)	(.24)	(.14)	-
Distributions from net realized gain	(.04)	(.06)	-	(.04)	-
Total distributions	(.29)	(.33)	(.24)	(.18)	-
Net asset value, end of period	$ 11.32	$ 11.18	$ 9.19	$ 8.62	$ 9.93
Total Return B, C	3.97%	26.05%	9.77%	(11.61)%	(.70)%
Ratios to Average Net Assets E, I
Expenses before reductions	.64% A	.69%	.70%	.74%	.78% A
Expenses net of fee waivers, if any	.64% A	.69%	.70%	.74%	.78% A
Expenses net of all reductions	.64% A	.67%	.67%	.72%	.75% A
Net investment income (loss)	5.82% A, G	2.76%	3.55%	3.26%	2.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,968,255	$ 5,601,176	$ 4,114,635	$ 1,955,967	$ 730,524
Portfolio turnover rate F	81% A	80%	63%	78%	72% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%. HFor the period December 3, 2009 (commencement of operations) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Series Emerging Markets Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund and Fidelity Series International Value Fund (the Funds) are funds of Fidelity Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. Fidelity Series Emerging Markets Fund offers Series Emerging Markets shares and Class F shares. Fidelity Series International Growth Fund offers Series International Growth shares and Class F shares. Fidelity Series International Small Cap Fund offers Series International Small Cap shares and Class F shares. Fidelity Series International Value Fund offers Series International Value shares and Class F shares. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

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Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Series Emerging Markets Fund	$ 7,384,040,340	$ 1,248,910,173	$ (403,252,529)	$ 845,657,644
Fidelity Series International Growth Fund	11,464,008,626	3,167,477,368	(122,340,120)	3,045,137,248

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Series International Small Cap Fund	$ 2,474,002,475	$ 832,235,273	$ (54,342,045)	$ 777,893,228
Fidelity Series International Value Fund	13,368,531,888	1,811,384,287	(283,974,010)	1,527,410,277

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	2019	Total with expiration
Fidelity Series International Value Fund	$ (54,310,384)	$ (54,310,384)
	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Series Emerging Markets Fund	$ (258,015,404)	$ -	$ (285,015,404)	$ (285,015,404)
Fidelity Series International Value Fund	-	-	-	(54,310,384)

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

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4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and

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4. Derivative Instruments - continued

Futures Contracts - continued

subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fidelity Series Emerging Markets Fund recognized net realized gain (loss) of $(1,628,564) and a change in net unrealized appreciation (depreciation) of $(68,697) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Emerging Markets Fund	4,462,624,669	3,596,363,211
Fidelity Series International Growth Fund	4,337,480,332	2,353,659,095
Fidelity Series International Small Cap Fund	805,236,150	216,151,107
Fidelity Series International Value Fund	7,283,233,586	5,216,782,982

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund and Fidelity Series International Value Fund is subject to a performance adjustment (up to a maximum of ± .20% of each applicable Fund's average net assets over a 36 month performance period.) The upward or downward adjustment to the management fee is based on each fund's relative investment performance of the asset-weighted return of all classes as compared to its benchmark index over the same 36 month performance period. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net asset for the reporting and performance periods.

Fund Name	Individual Rate	Group Rate	Total
Fidelity Series Emerging Markets Fund	.55%	.25%	.80%
Fidelity Series International Growth Fund	.45%	.25%	.77%
Fidelity Series International Small Cap Fund	.60%	.25%	.95%
Fidelity Series International Value Fund	.45%	.25%	.62%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Series Emerging Markets Fund	Amount	% of Average Net Assets*
Series Emerging Markets	$ 3,381,980.17
Fidelity Series International Growth Fund
Series International Growth	5,596,703.17
Fidelity Series International Small Cap Fund
Series International Small Cap	1,213,887.17
Fidelity Series International Value Fund
Series International Value	5,614,512.17

* Annualized

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6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Emerging Markets Fund	$ 63,684
Fidelity Series International Growth Fund	7,543
Fidelity Series International Small Cap Fund	1,357
Fidelity Series International Value Fund	9,187

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series International Growth Fund	Borrower	$ 50,586,429.31%		$ 3,072
Fidelity Series International Value Fund	Borrower	$ 47,397,167.31%		$ 2,470

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata

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7. Committed Line of Credit - continued

portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Series Emerging Markets Fund	$ 7,129
Fidelity Series International Growth Fund	11,718
Fidelity Series International Small Cap Fund	2,481
Fidelity Series International Value Fund	11,760

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Fidelity Series Emerging Markets Fund	$ 747,177	$ 9,858	$ 1,193,722
Fidelity Series International Growth Fund	2,712,797	121,502	12,427,605

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8. Security Lending - continued

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Fidelity Series International Small Cap Fund	$ 639,622	$ 31,311	$ 3,145,535
Fidelity Series International Value Fund	4,773,335	2,096	-

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Series Emerging Markets Fund	$ 38,844	$ 195
Fidelity Series International Growth Fund	56,202	-
Fidelity Series International Small Cap Fund	-	1
Fidelity Series International Value Fund	292,647	-

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
Fidelity Series Emerging Markets Fund
From net investment income
Series Emerging Markets	$ 38,549,457	$ 42,756,925
Class F	44,053,623	41,009,060
Total	$ 82,603,080	$ 83,765,985
From net realized gain
Series Emerging Markets	$ 1,393,354	$ 1,733,389
Class F	1,376,676	1,447,379
Total	$ 2,770,030	$ 3,180,768

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	Six months ended April 30, 2014	Year ended October 31, 2013
Fidelity Series International Growth Fund
From net investment income
Series International Growth	$ 44,982,373	$ 79,982,034
Class F	53,347,595	74,590,873
Total	$ 98,329,968	$ 154,572,907
From net realized gain
Series International Growth	$ 23,186,790	$ -
Class F	22,798,117	-
Total	$ 45,984,907	$ -
Fidelity Series International Small Cap Fund
From net investment income
Series International Small Cap	$ 10,579,671	$ 10,164,093
Class F	12,074,681	10,323,285
Total	$ 22,654,352	$ 20,487,378
From net realized gain
Series International Small Cap	$ 37,028,847	$ 819,685
Class F	36,723,686	679,163
Total	$ 73,752,533	$ 1,498,848
Fidelity Series International Value Fund
From net investment income
Series International Value	$ 136,444,048	$ 139,841,918
Class F	144,056,322	124,292,806
Total	$ 280,500,370	$ 264,134,724
From net realized gain
Series International Value	$ 20,725,678	$ 31,136,677
Class F	20,417,432	25,856,533
Total	$ 41,143,110	$ 56,993,210

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Fidelity Series Emerging Markets Fund
Series Emerging Markets
Shares sold	41,753,413	38,959,533	$ 718,242,099	$ 645,995,579
Reinvestment of distributions	2,310,168	2,717,796	39,942,811	44,490,314
Shares redeemed	(18,946,608)	(31,216,858)	(322,025,138)	(524,357,869)
Net increase (decrease)	25,116,973	10,460,471	$ 436,159,772	$ 166,128,024

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11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Fidelity Series Emerging Markets Fund
Class F
Shares sold	51,993,170	48,367,901	$ 896,667,286	$ 813,845,994
Reinvestment of distributions	2,622,996	2,590,387	45,430,299	42,456,439
Shares redeemed	(17,524,231)	(10,556,755)	(295,750,383)	(179,653,412)
Net increase (decrease)	37,091,935	40,401,533	$ 646,347,202	$ 676,649,021
Fidelity Series International Growth Fund
Series International Growth
Shares sold	98,918,816	39,398,443	$ 1,378,642,826	$ 510,170,838
Reinvestment of distributions	4,921,961	6,859,523	68,169,163	79,982,034
Shares redeemed	(43,279,548)	(78,355,276)	(609,976,681)	(971,293,070)
Net increase (decrease)	60,561,229	(32,097,310)	$ 836,835,308	$ (381,140,198)
Class F
Shares sold	111,660,810	72,396,842	$ 1,560,598,601	$ 918,440,640
Reinvestment of distributions	5,489,958	6,386,205	76,145,712	74,590,873
Shares redeemed	(32,538,451)	(33,723,110)	(459,357,560)	(422,112,675)
Net increase (decrease)	84,612,317	45,059,937	$ 1,177,386,753	$ 570,918,838
Fidelity Series International Small Cap Fund
Series International Small Cap
Shares sold	24,878,099	5,971,087	$ 385,807,282	$ 84,453,632
Reinvestment of distributions	3,165,460	869,658	47,608,518	10,983,778
Shares redeemed	(8,611,235)	(16,651,980)	(134,673,630)	(224,499,941)
Net increase (decrease)	19,432,324	(9,811,235)	$ 298,742,170	$ (129,062,531)
Class F
Shares sold	26,504,790	12,254,974	$ 412,992,120	$ 168,713,546
Reinvestment of distributions	3,238,113	869,759	48,798,367	11,002,448
Shares redeemed	(5,663,451)	(7,885,777)	(89,069,031)	(107,516,162)
Net increase (decrease)	24,079,452	5,238,956	$ 372,721,456	$ 72,199,832

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	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Fidelity Series International Value Fund
Series International Value
Shares sold	130,205,951	47,159,267	$ 1,438,092,489	$ 484,088,995
Reinvestment of distributions	14,552,752	18,706,630	157,169,726	170,978,595
Shares redeemed	(62,216,931)	(110,968,953)	(688,602,026)	(1,082,752,825)
Net increase (decrease)	82,541,772	(45,103,056)	$ 906,660,189	$ (427,685,235)
Class F
Shares sold	143,706,426	89,535,804	$ 1,591,594,728	$ 896,793,608
Reinvestment of distributions	15,200,901	16,409,764	164,473,754	150,149,339
Shares redeemed	(44,484,199)	(52,596,433)	(492,902,782)	(517,783,907)
Net increase (decrease)	114,423,128	53,349,135	$ 1,263,165,700	$ 529,159,040

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

The Northern Trust Company

Chicago, IL

Fidelity Series Emerging Markets Fund

State Street Bank and Trust Company

Quincy, MA

Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GSV-S-SANN-0614
1.907946.104

Fidelity®

Total International Equity
Fund

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.43%
Actual		$ 1,000.00	$ 1,021.90	$ 7.17
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.15
Class T	1.68%
Actual		$ 1,000.00	$ 1,019.30	$ 8.41
HypotheticalA		$ 1,000.00	$ 1,016.46	$ 8.40
Class B	2.20%
Actual		$ 1,000.00	$ 1,017.90	$ 11.01
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,016.70	$ 11.00
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Total International Equity	1.03%
Actual		$ 1,000.00	$ 1,023.00	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,022.50	$ 5.77
HypotheticalA		$ 1,000.00	$ 1,019.09	$ 5.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United Kingdom 15.7%
Japan 12.4%
United States of America* 9.7%
Switzerland 8.2%
France 7.5%
Germany 4.7%
India 4.2%
Korea (South) 3.8%
Sweden 3.4%
Other 30.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of October 31, 2013
United Kingdom 16.7%
Japan 14.4%
United States of America* 7.3%
France 7.1%
Switzerland 6.8%
Germany 5.2%
Australia 3.8%
India 3.0%
Korea (South) 2.7%
Other 33.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.0	98.4
Short-Term Investments and Net Other Assets (Liabilities)	3.0	1.6
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.2	1.6
Total SA (France, Oil, Gas & Consumable Fuels)	1.8	1.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.7	1.5
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.7	1.4
UBS AG (NY Shares) (Switzerland, Capital Markets)	1.4	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.4	1.1
Prudential PLC (United Kingdom, Insurance)	1.4	1.0
DENSO Corp. (Japan, Auto Components)	1.3	1.2
Linde AG (Germany, Chemicals)	1.0	0.8
SoftBank Corp. (Japan, Wireless Telecommunication Services)	1.0	0.9
	14.9
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.0	24.3
Consumer Discretionary	13.4	13.2
Consumer Staples	12.7	13.8
Industrials	12.3	12.9
Health Care	12.0	9.3
Information Technology	8.0	5.9
Materials	6.2	6.3
Telecommunication Services	6.0	5.9
Energy	3.5	4.5
Utilities	2.9	2.3

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Australia - 3.3%
Ansell Ltd.	36,338	$ 610,682
Australia & New Zealand Banking Group Ltd.	75,902	2,430,582
CSL Ltd.	43,674	2,776,420
DuluxGroup Ltd.	11,047	58,805
Imdex Ltd. (a)	41,667	28,451
Ramsay Health Care Ltd.	1,907	79,386
RCG Corp. Ltd.	76,989	53,284
Sydney Airport unit	189,266	741,995
Telstra Corp. Ltd.	154,967	751,494
Transurban Group unit	192,589	1,300,713
Westpac Banking Corp.	96,303	3,154,358
TOTAL AUSTRALIA		11,986,170
Austria - 0.5%
Andritz AG	28,961	1,797,410
Zumtobel AG	3,400	70,755
TOTAL AUSTRIA		1,868,165
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	53,018	267,025
Bailiwick of Jersey - 0.9%
Informa PLC	194,857	1,586,750
Shire PLC	13,080	748,071
Wolseley PLC	14,978	865,132
TOTAL BAILIWICK OF JERSEY		3,199,953
Belgium - 2.7%
Anheuser-Busch InBev SA NV (d)	55,771	6,078,810
Gimv NV	1,919	99,491
KBC Ancora (a)	4,181	153,249
KBC Groupe SA	46,113	2,809,137
UCB SA	8,488	695,834
TOTAL BELGIUM		9,836,521
Bermuda - 1.2%
Hongkong Land Holdings Ltd.	89,000	623,000
Lazard Ltd. Class A	17,000	799,850
Man Wah Holdings Ltd.	313,200	513,049
Texwinca Holdings Ltd.	854,000	917,563
Vostok Nafta Investment Ltd. SDR (a)	6,960	45,492
Common Stocks - continued
	Shares	Value
Bermuda - continued
Vtech Holdings Ltd.	41,300	$ 569,989
Yue Yuen Industrial (Holdings) Ltd.	350,000	1,081,201
TOTAL BERMUDA		4,550,144
Brazil - 0.9%
Arezzo Industria e Comercio SA	3,300	36,926
Banco Bradesco SA	20,210	310,435
Fleury SA	98,900	663,547
Natura Cosmeticos SA	36,500	625,153
Telefonica Brasil SA	44,400	800,883
Terna Participacoes SA unit	65,300	584,252
Tractebel Energia SA	28,900	429,790
TOTAL BRAZIL		3,450,986
British Virgin Islands - 0.0%
Gem Diamonds Ltd. (a)	18,923	53,036
Canada - 0.3%
Canadian Pacific Railway Ltd.	2,066	322,590
Pason Systems, Inc.	5,900	163,857
Potash Corp. of Saskatchewan, Inc.	15,200	549,449
ShawCor Ltd. Class A	1,600	71,267
TOTAL CANADA		1,107,163
Cayman Islands - 2.4%
ENN Energy Holdings Ltd.	86,000	601,216
Ginko International Co. Ltd.	22,000	369,760
Goodbaby International Holdings Ltd.	969,000	531,185
Gourmet Master Co. Ltd.	109,000	883,476
Hengan International Group Co. Ltd.	63,500	668,749
Mindray Medical International Ltd. sponsored ADR (d)	14,200	469,452
NetEase.com, Inc. sponsored ADR	6,200	422,158
Sands China Ltd.	221,200	1,614,859
Silergy Corp.	64,000	530,407
SITC International Holdings Co. Ltd.	795,000	350,692
Tencent Holdings Ltd.	11,300	704,269
Wynn Macau Ltd.	374,800	1,476,875
TOTAL CAYMAN ISLANDS		8,623,098
Chile - 0.9%
Aguas Andinas SA	1,086,569	670,326
Compania Cervecerias Unidas SA sponsored ADR (d)	49,655	1,170,368
Common Stocks - continued
	Shares	Value
Chile - continued
Embotelladora Andina SA sponsored ADR	24,400	$ 590,968
Quinenco SA	370,062	819,802
TOTAL CHILE		3,251,464
China - 0.8%
China Communications Services Corp. Ltd. (H Shares)	1,042,000	528,194
China Longyuan Power Grid Corp. Ltd. (H Shares)	521,000	536,258
China Pacific Insurance Group Co. Ltd. (H Shares)	161,400	505,875
China Telecom Corp. Ltd. (H Shares)	1,190,000	608,791
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	376,000	378,282
Tong Ren Tang Technologies Co. Ltd. (H Shares)	158,000	455,478
TOTAL CHINA		3,012,878
Denmark - 1.6%
A.P. Moller - Maersk A/S Series B	438	1,043,710
Jyske Bank A/S (Reg.) (a)	15,654	859,806
Novo Nordisk A/S Series B sponsored ADR	74,000	3,358,860
Spar Nord Bank A/S	13,331	149,912
Vestas Wind Systems A/S (a)	13,000	577,026
TOTAL DENMARK		5,989,314
Finland - 0.7%
Nokian Tyres PLC	17,358	689,216
Sampo Oyj (A Shares) (d)	28,353	1,407,819
Tikkurila Oyj	17,580	436,086
TOTAL FINLAND		2,533,121
France - 7.5%
Arkema SA	8,713	971,511
Atos Origin SA	12,616	1,089,200
AXA SA	80,606	2,099,585
BNP Paribas SA	31,154	2,338,715
Cap Gemini SA	13,502	953,646
Carrefour SA	24,285	944,381
GDF Suez (d)	64,669	1,630,634
Havas SA	90,586	720,115
Laurent-Perrier Group SA	859	85,924
Orange SA	70,100	1,135,711
Remy Cointreau SA	4,581	402,872
Renault SA	10,211	993,761
Safran SA	21,914	1,472,844
Saft Groupe SA	1,121	39,860
Sanofi SA	31,513	3,400,880
Common Stocks - continued
	Shares	Value
France - continued
Schneider Electric SA	7,290	$ 683,186
Solocal Group SA (a)	17,630	40,357
Total SA (a)	93,815	6,711,921
Vetoquinol SA	1,500	81,784
Virbac SA	410	98,263
Vivendi SA	50,719	1,360,859
TOTAL FRANCE		27,256,009
Germany - 4.2%
alstria office REIT-AG	2,900	40,012
BASF AG	25,084	2,903,388
Bayer AG (d)	23,912	3,317,431
Bilfinger Berger AG	1,120	133,055
CompuGroup Medical AG	6,146	163,797
Continental AG	4,083	956,459
CTS Eventim AG	3,583	228,163
Deutsche Lufthansa AG	27,181	681,789
Deutsche Post AG	18,921	712,295
Fielmann AG	1,079	145,878
Fresenius SE & Co. KGaA	6,100	927,104
Linde AG	17,049	3,534,930
Siemens AG	11,062	1,459,303
TOTAL GERMANY		15,203,604
Greece - 0.0%
Titan Cement Co. SA (Reg.)	3,944	124,208
Hong Kong - 0.5%
China Merchant Holdings International Co. Ltd.	160,000	500,455
Lenovo Group Ltd.	874,000	994,290
Techtronic Industries Co. Ltd.	143,500	457,174
TOTAL HONG KONG		1,951,919
India - 4.2%
Bharti Airtel Ltd.	127,865	695,451
Container Corp. of India Ltd.	39,820	643,837
Dr. Reddy's Laboratories Ltd.	15,012	673,719
Exide Industries Ltd.	296,426	588,527
Grasim Industries Ltd.	17,502	773,160
Havells India Ltd.	41,295	637,688
Hindalco Industries Ltd.	275,724	613,939
Housing Development Finance Corp. Ltd.	141,456	2,105,951
IDFC Ltd.	395,090	746,716
Common Stocks - continued
	Shares	Value
India - continued
Infosys Ltd.	27,254	$ 1,450,018
Jyothy Laboratories Ltd. (a)	23,119	72,847
Kotak Mahindra Bank Ltd. (a)	63,866	849,852
Larsen & Toubro Ltd.	33,828	725,803
Lupin Ltd.	40,075	683,819
NTPC Ltd.	500,814	966,090
Prestige Estates Projects Ltd.	319,788	901,599
Punjab National Bank	64,685	863,264
Shriram Transport Finance Co. Ltd.	63,051	768,132
Wipro Ltd.	52,814	457,726
TOTAL INDIA		15,218,138
Indonesia - 0.2%
PT Bank Rakyat Indonesia Tbk	658,100	563,525
Ireland - 1.2%
Actavis PLC (a)	3,300	674,289
CRH PLC sponsored ADR	52,529	1,538,049
FBD Holdings PLC	5,372	129,270
James Hardie Industries PLC:
CDI	9,656	123,074
sponsored ADR	28,255	1,812,276
TOTAL IRELAND		4,276,958
Israel - 0.6%
Azrieli Group	13,096	443,156
Ituran Location & Control Ltd.	1,761	42,299
NICE Systems Ltd. sponsored ADR	10,100	436,320
Sarine Technologies Ltd.	38,000	83,959
Strauss Group Ltd.	2,359	42,667
Teva Pharmaceutical Industries Ltd. sponsored ADR	26,909	1,314,774
TOTAL ISRAEL		2,363,175
Italy - 0.9%
Azimut Holding SpA	21,114	657,617
Beni Stabili SpA SIIQ	187,010	166,955
Interpump Group SpA	55,991	793,104
Prada SpA	83,100	663,475
Telecom Italia SpA	309,600	397,845
Unione di Banche Italiane ScpA	62,459	594,436
TOTAL ITALY		3,273,432
Common Stocks - continued
	Shares	Value
Japan - 12.4%
AEON Mall Co. Ltd.	20,300	$ 483,300
Air Water, Inc.	3,000	42,109
Aozora Bank Ltd.	259,000	770,147
Artnature, Inc.	4,000	114,168
Asahi Co. Ltd.	4,600	61,102
Astellas Pharma, Inc.	78,400	871,921
Autobacs Seven Co. Ltd.	4,400	68,043
Azbil Corp.	4,700	106,518
Coca-Cola Central Japan Co. Ltd.	20,500	460,791
Cosmos Pharmaceutical Corp.	800	85,528
Daikokutenbussan Co. Ltd.	5,000	129,799
DENSO Corp.	105,100	4,782,366
Dentsu, Inc.	18,600	764,122
East Japan Railway Co.	20,400	1,487,174
Fanuc Corp.	7,300	1,313,836
Fast Retailing Co. Ltd.	4,300	1,336,245
Glory Ltd.	2,100	54,146
Goldcrest Co. Ltd.	6,560	136,738
Harmonic Drive Systems, Inc.	3,000	84,951
Hitachi Ltd.	137,000	974,216
Hoya Corp.	38,900	1,146,815
Iida Group Holdings Co. Ltd. (a)	4,424	65,775
Itochu Corp.	141,400	1,582,253
Iwatsuka Confectionary Co. Ltd.	1,200	65,731
Japan Tobacco, Inc.	66,300	2,176,386
KDDI Corp.	19,300	1,027,345
Keyence Corp.	6,321	2,435,101
Kobayashi Pharmaceutical Co. Ltd.	1,700	103,096
Koshidaka Holdings Co. Ltd.	2,000	59,275
Kyoto Kimono Yuzen Co. Ltd.	2,800	27,717
Lasertec Corp. (a)	5,500	54,712
Meiko Network Japan Co. Ltd.	2,700	29,183
Miraial Co. Ltd.	2,400	37,373
Mitsubishi Electric Corp.	75,000	853,181
Mitsubishi UFJ Financial Group, Inc.	401,700	2,136,842
Mitsui Fudosan Co. Ltd.	71,000	2,098,019
Mizuho Financial Group, Inc.	756,900	1,482,470
Nabtesco Corp.	3,300	70,981
Nagaileben Co. Ltd.	6,100	117,424
ND Software Co. Ltd.	3,000	54,228
Nihon M&A Center, Inc.	4,200	98,062
Nihon Parkerizing Co. Ltd.	7,000	152,619
Common Stocks - continued
	Shares	Value
Japan - continued
Nippon Seiki Co. Ltd.	4,000	$ 69,839
Nippon Telegraph & Telephone Corp.	26,800	1,487,206
NS Tool Co. Ltd.	1,900	32,151
OBIC Co. Ltd.	4,000	119,920
Omron Corp.	17,700	625,001
ORIX Corp.	70,000	1,011,298
OSG Corp.	10,700	172,481
San-Ai Oil Co. Ltd.	7,000	46,559
Seven & i Holdings Co., Ltd.	28,500	1,123,720
Seven Bank Ltd.	407,100	1,541,035
SHO-BOND Holdings Co. Ltd.	20,200	909,874
Shoei Co. Ltd.	5,900	80,852
SoftBank Corp.	47,500	3,526,434
Software Service, Inc.	1,600	56,654
Sony Financial Holdings, Inc.	44,500	712,975
Sumitomo Mitsui Trust Holdings, Inc.	200,920	827,931
Techno Medica Co. Ltd.	1,800	35,530
The Nippon Synthetic Chemical Industry Co. Ltd.	10,000	66,513
TKC Corp.	2,000	40,475
Tocalo Co. Ltd.	2,800	43,738
Tsutsumi Jewelry Co. Ltd.	2,000	45,288
USS Co. Ltd.	129,700	1,889,014
Workman Co. Ltd.	2,000	80,403
Yamato Kogyo Co. Ltd.	23,100	665,197
TOTAL JAPAN		45,211,896
Kenya - 0.1%
Safaricom Ltd.	2,813,700	423,623
Korea (South) - 3.5%
Coway Co. Ltd.	2,597	204,874
E-Mart Co. Ltd.	3,664	836,999
Hyundai Motor Co.	9,796	2,180,892
KEPCO Plant Service & Engineering Co. Ltd.	20,631	1,341,984
Kiwoom Securities Co. Ltd.	10,628	521,575
Korea Electric Power Corp.	35,610	1,361,805
KT Corp.	35,110	1,119,317
KT&G Corp.	9,384	752,101
Leeno Industrial, Inc.	2,264	65,196
LG Corp.	6,510	362,332
LG Household & Health Care Ltd.	2,127	971,778
Naver Corp.	851	607,916
Samsung Fire & Marine Insurance Co. Ltd.	3,571	846,864
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Shinhan Financial Group Co. Ltd.	21,400	$ 934,257
TK Corp. (a)	26,685	525,641
TOTAL KOREA (SOUTH)		12,633,531
Luxembourg - 0.4%
Millicom International Cellular SA (depository receipt)	7,600	751,561
RTL Group SA	5,427	602,558
TOTAL LUXEMBOURG		1,354,119
Malaysia - 0.5%
Axiata Group Bhd	340,900	703,221
Top Glove Corp. Bhd	310,800	457,269
YTL Corp. Bhd	1,396,800	689,302
TOTAL MALAYSIA		1,849,792
Mexico - 1.0%
Banregio Grupo Financiero S.A.B. de CV	91,800	530,546
Bolsa Mexicana de Valores S.A.B. de CV	289,000	592,900
Consorcio ARA S.A.B. de CV (a)	1,243,655	546,599
Fomento Economico Mexicano S.A.B. de CV:
unit	73,800	673,481
sponsored ADR	5,833	529,461
Kimberly-Clark de Mexico SA de CV Series A	187,500	487,426
Megacable Holdings S.A.B. de CV unit	120,500	477,938
TOTAL MEXICO		3,838,351
Netherlands - 1.4%
Aalberts Industries NV	7,600	252,894
ASM International NV (depositary receipt)	1,250	54,413
Heijmans NV (Certificaten Van Aandelen)	8,481	152,136
ING Groep NV (Certificaten Van Aandelen) (a)	229,523	3,281,000
Koninklijke Philips Electronics NV	17,602	563,496
Unilever NV (Certificaten Van Aandelen) (Bearer)	17,900	767,573
VastNed Retail NV	3,338	171,670
TOTAL NETHERLANDS		5,243,182
Philippines - 0.2%
Jollibee Food Corp.	14,560	56,182
Security Bank Corp.	205,586	553,918
TOTAL PHILIPPINES		610,100
Poland - 0.1%
Telekomunikacja Polska SA	143,400	489,738
Common Stocks - continued
	Shares	Value
Portugal - 0.3%
Jeronimo Martins SGPS SA	71,769	$ 1,255,064
Singapore - 0.3%
Singapore Telecommunications Ltd.	329,000	1,005,081
South Africa - 1.2%
African Bank Investments Ltd.	457,707	542,522
Clicks Group Ltd.	126,095	768,879
Nampak Ltd.	25,130	93,636
Naspers Ltd. Class N	9,500	895,775
Remgro Ltd.	39,000	784,597
Shoprite Holdings Ltd.	33,800	564,452
Standard Bank Group Ltd.	48,671	638,800
TOTAL SOUTH AFRICA		4,288,661
Spain - 1.2%
Amadeus IT Holding SA Class A	19,364	804,730
Grifols SA	1,546	82,576
Inditex SA	16,362	2,454,986
International Consolidated Airlines Group SA CDI (a)	99,700	680,236
Prosegur Compania de Seguridad SA (Reg.)	79,176	530,551
TOTAL SPAIN		4,553,079
Sweden - 3.4%
ASSA ABLOY AB (B Shares)	38,500	2,038,033
Atlas Copco AB (A Shares) (d)	56,059	1,622,574
Fagerhult AB	15,485	769,225
H&M Hennes & Mauritz AB (B Shares)	47,310	1,926,685
Intrum Justitia AB	28,363	820,504
Nordea Bank AB	134,067	1,937,128
SKF AB (B Shares)	43,000	1,111,009
Svenska Cellulosa AB (SCA) (B Shares)	33,626	941,727
Svenska Handelsbanken AB (A Shares)	28,415	1,425,950
TOTAL SWEDEN		12,592,835
Switzerland - 8.2%
Coca-Cola HBC AG	31,720	802,270
Nestle SA	102,411	7,914,762
Novartis AG	57,423	4,991,929
Roche Holding AG (participation certificate)	21,360	6,265,877
Schindler Holding AG:
(participation certificate)	6,511	1,007,611
(Reg.)	2,001	305,118
Swatch Group AG (Bearer)	1,560	1,000,591
Common Stocks - continued
	Shares	Value
Switzerland - continued
Swiss Re Ltd.	17,540	$ 1,531,586
Syngenta AG (Switzerland)	2,200	871,182
UBS AG (NY Shares)	247,497	5,175,162
TOTAL SWITZERLAND		29,866,088
Taiwan - 3.0%
Chicony Electronics Co. Ltd.	172,000	447,597
China Life Insurance Co. Ltd.	705,000	616,996
Chroma ATE, Inc.	275,116	708,641
CTCI Corp.	357,000	570,433
Edison Opto Corp.	256,000	304,242
EPISTAR Corp.	185,000	404,154
Everlight Electronics Co. Ltd.	176,000	411,914
GeoVision, Inc.	62,000	337,074
King Slide Works Co. Ltd.	36,000	469,013
Lextar Electronics Corp.	406,000	396,370
President Chain Store Corp.	105,000	781,439
St.Shine Optical Co. Ltd.	19,000	402,480
Taiwan Mobile Co. Ltd.	185,000	597,338
Taiwan Semiconductor Manufacturing Co. Ltd.	681,035	2,678,913
Unified-President Enterprises Corp.	696,988	1,180,689
Wowprime Corp.	37,200	561,105
TOTAL TAIWAN		10,868,398
Thailand - 0.2%
Minor International PCL (For. Reg.)	596,500	453,458
Thai Union Frozen Products PCL (For. Reg.)	206,800	447,342
TOTAL THAILAND		900,800
Turkey - 0.6%
Albaraka Turk Katilim Bankasi A/S	88,907	70,316
Coca-Cola Icecek Sanayi A/S	33,889	793,640
Enka Insaat ve Sanayi A/S	251,062	760,956
Turkiye Garanti Bankasi A/S	122,143	449,938
TOTAL TURKEY		2,074,850
United Kingdom - 15.7%
Advanced Computer Software Group PLC	21,000	42,282
AstraZeneca PLC (United Kingdom)	34,928	2,757,031
Babcock International Group PLC	34,500	695,503
Babcock International Group PLC rights 5/6/14 (a)	11,923	80,523
BAE Systems PLC	168,321	1,136,773
Barclays PLC	392,826	1,677,386
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Barclays PLC sponsored ADR	33,233	$ 568,617
Bellway PLC	5,928	144,027
Berendsen PLC	7,728	135,046
BG Group PLC	89,627	1,812,888
BHP Billiton PLC	73,061	2,371,881
Britvic PLC	10,317	126,202
BT Group PLC	123,825	772,996
Bunzl PLC	43,457	1,233,397
Compass Group PLC	79,014	1,256,696
Dechra Pharmaceuticals PLC	9,000	104,850
Derwent London PLC	2,000	91,849
Elementis PLC	34,808	162,969
GlaxoSmithKline PLC	123,897	3,423,344
Great Portland Estates PLC	14,772	156,380
Hilton Food Group PLC	5,400	48,641
HSBC Holdings PLC sponsored ADR	58,766	3,015,871
Imperial Tobacco Group PLC	53,757	2,320,818
InterContinental Hotel Group PLC ADR	64,747	2,228,592
ITV PLC	334,319	1,027,325
Jazztel PLC (a)	28,824	442,278
Johnson Matthey PLC	27,877	1,540,520
Kingfisher PLC	199,527	1,408,501
Meggitt PLC	15,735	126,645
National Grid PLC	178,491	2,536,940
Next PLC	6,400	704,536
Persimmon PLC	4,537	100,503
Prudential PLC	213,786	4,914,756
Reckitt Benckiser Group PLC	34,751	2,801,664
Reed Elsevier PLC	99,913	1,471,004
Rexam PLC	81,188	679,906
Rolls-Royce Group PLC	74,752	1,325,218
Rotork PLC	16,703	730,697
Royal Dutch Shell PLC Class A sponsored ADR	31,130	2,451,176
SABMiller PLC	52,863	2,874,422
Shaftesbury PLC	56,637	632,565
Spectris PLC	5,370	201,734
Spirax-Sarco Engineering PLC	4,807	235,287
Standard Chartered PLC (United Kingdom)	30,912	668,838
Ted Baker PLC	2,575	80,388
Tullow Oil PLC	33,000	490,311
Ultra Electronics Holdings PLC	4,101	117,433
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Unite Group PLC	84,677	$ 604,043
Vodafone Group PLC sponsored ADR	72,626	2,756,883
TOTAL UNITED KINGDOM		57,288,135
United States of America - 6.7%
AbbVie, Inc.	13,629	709,798
ANSYS, Inc. (a)	400	30,524
Autoliv, Inc.	16,054	1,637,187
Berkshire Hathaway, Inc. Class B (a)	7,216	929,782
BorgWarner, Inc.	31,394	1,950,823
Broadridge Financial Solutions, Inc.	1,140	43,708
Cabot Corp.	11,466	662,735
Cognizant Technology Solutions Corp. Class A (a)	9,600	459,888
Cummins, Inc.	6,991	1,054,592
Dril-Quip, Inc. (a)	770	87,102
Evercore Partners, Inc. Class A	1,960	104,723
FMC Technologies, Inc. (a)	11,403	646,550
Google, Inc.:
Class A (a)	1,290	689,995
Class C (a)	1,290	679,391
Greenhill & Co., Inc.	820	41,123
JPMorgan Chase & Co.	6,100	341,478
Kennedy-Wilson Holdings, Inc.	5,483	119,749
Martin Marietta Materials, Inc.	10,080	1,253,246
MasterCard, Inc. Class A	24,690	1,815,950
Mead Johnson Nutrition Co. Class A	9,200	811,992
Mohawk Industries, Inc. (a)	8,035	1,063,914
National Oilwell Varco, Inc.	5,046	396,262
Oceaneering International, Inc.	5,538	405,825
Philip Morris International, Inc.	13,200	1,127,676
PriceSmart, Inc.	8,985	862,919
ResMed, Inc.	17,420	868,387
ResMed, Inc. CDI	128,048	644,745
Solera Holdings, Inc.	16,594	1,074,959
SS&C Technologies Holdings, Inc. (a)	20,554	799,962
T-Mobile U.S., Inc. (a)	16,400	480,356
The Rubicon Project, Inc.	2,176	31,269
Common Stocks - continued
	Shares	Value
United States of America - continued
Union Pacific Corp.	4,300	$ 818,849
Visa, Inc. Class A	9,101	1,843,954
TOTAL UNITED STATES OF AMERICA		24,489,413
TOTAL COMMON STOCKS (Cost $288,253,414)		350,796,742
Nonconvertible Preferred Stocks - 1.0%

Brazil - 0.2%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	13,600	643,480
Germany - 0.5%
Sartorius AG (non-vtg.)	900	117,120
Volkswagen AG	7,090	1,909,228
TOTAL GERMANY		2,026,348
Korea (South) - 0.3%
Samsung Electronics Co. Ltd.	954	957,601
United Kingdom - 0.0%
Rolls-Royce Group PLC Series C (a)	10,016,768	16,912
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,006,328)		3,644,341
Money Market Funds - 7.2%

Fidelity Cash Central Fund, 0.11% (b)	10,604,459	10,604,459
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	15,790,590	15,790,590
TOTAL MONEY MARKET FUNDS (Cost $26,395,049)		26,395,049
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $317,654,791)		380,836,132
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(15,272,382)
NET ASSETS - 100%		$ 365,563,750
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,094
Fidelity Securities Lending Cash Central Fund	51,266
Total	$ 54,360
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 49,881,884	$ 49,881,884	$ -	$ -
Consumer Staples	47,028,855	32,267,710	14,761,145	-
Energy	13,283,718	6,571,797	6,711,921	-
Financials	72,558,456	52,089,538	20,468,918	-
Health Care	43,945,077	21,000,407	22,944,670	-
Industrials	44,750,452	40,783,103	2,666,636	1,300,713
Information Technology	29,040,548	24,453,891	4,586,657	-
Materials	22,082,875	18,066,652	4,016,223	-
Telecommunication Services	21,862,605	16,340,739	5,521,866	-
Utilities	10,006,613	6,107,868	3,898,745	-
Money Market Funds	26,395,049	26,395,049	-	-
Total Investments in Securities:	$ 380,836,132	$ 293,958,638	$ 85,576,781	$ 1,300,713

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 10,734,229
Level 2 to Level 1	$ 35,131,856

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,783,232) - See accompanying schedule: Unaffiliated issuers (cost $291,259,742)	$ 354,441,083
Fidelity Central Funds (cost $26,395,049)	26,395,049
Total Investments (cost $317,654,791)		$ 380,836,132
Cash		39,621
Foreign currency held at value (cost $78,223)		78,245
Receivable for investments sold		1,512,491
Receivable for fund shares sold		95,013
Dividends receivable		1,720,244
Distributions receivable from Fidelity Central Funds		16,854
Prepaid expenses		293
Other receivables		5,602
Total assets		384,304,495

Liabilities
Payable for investments purchased	$ 2,208,970
Payable for fund shares redeemed	142,405
Accrued management fee	220,542
Distribution and service plan fees payable	9,167
Other affiliated payables	53,930
Other payables and accrued expenses	315,141
Collateral on securities loaned, at value	15,790,590
Total liabilities		18,740,745

Net Assets		$ 365,563,750
Net Assets consist of:
Paid in capital		$ 327,190,299
Undistributed net investment income		4,248,376
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(28,841,583)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		62,966,658
Net Assets		$ 365,563,750

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,477,898 ÷ 1,161,855 shares)	$ 8.16

Maximum offering price per share (100/94.25 of $8.16)	$ 8.66
Class T: Net Asset Value and redemption price per share ($9,334,218 ÷ 1,137,648 shares)	$ 8.20

Maximum offering price per share (100/96.50 of $8.20)	$ 8.50
Class B: Net Asset Value and offering price per share ($184,558 ÷ 22,401 shares)A	$ 8.24

Class C: Net Asset Value and offering price per share ($3,912,266 ÷ 478,245 shares)A	$ 8.18

Total International Equity: Net Asset Value, offering price and redemption price per share ($340,447,632 ÷ 41,656,837 shares)	$ 8.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,207,178 ÷ 271,211 shares)	$ 8.14
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 6,970,236
Income from Fidelity Central Funds		54,360
Income before foreign taxes withheld		7,024,596
Less foreign taxes withheld		(414,154)
Total income		6,610,442

Expenses
Management fee Basic fee	$ 1,251,048
Performance adjustment	95,904
Transfer agent fees	228,954
Distribution and service plan fees	52,893
Accounting and security lending fees	92,747
Custodian fees and expenses	121,469
Independent trustees' compensation	696
Registration fees	32,106
Audit	42,510
Legal	798
Miscellaneous	1,477
Total expenses before reductions	1,920,602
Expense reductions	(1,833)	1,918,769
Net investment income (loss)		4,691,673
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	525,985
Foreign currency transactions	(112,744)
Total net realized gain (loss)		413,241
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $102,625)	2,931,866
Assets and liabilities in foreign currencies	7,347
Total change in net unrealized appreciation (depreciation)		2,939,213
Net gain (loss)		3,352,454
Net increase (decrease) in net assets resulting from operations		$ 8,044,127

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,691,673	$ 5,165,980
Net realized gain (loss)	413,241	8,529,722
Change in net unrealized appreciation (depreciation)	2,939,213	44,726,463
Net increase (decrease) in net assets resulting from operations	8,044,127	58,422,165
Distributions to shareholders from net investment income	(5,090,375)	(5,845,552)
Distributions to shareholders from net realized gain	(7,679,276)	(9,769,201)
Total distributions	(12,769,651)	(15,614,753)
Share transactions - net increase (decrease)	22,801,376	10,109,727
Redemption fees	2,464	2,498
Total increase (decrease) in net assets	18,078,316	52,919,637

Net Assets
Beginning of period	347,485,434	294,565,797
End of period (including undistributed net investment income of $4,248,376 and undistributed net investment income of $4,647,078, respectively)	$ 365,563,750	$ 347,485,434

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.27	$ 7.31	$ 6.67	$ 7.36	$ 6.40	$ 4.90
Income from Investment Operations
Net investment income (loss) E	.09	.09	.13	.11	.08	.06
Net realized and unrealized gain (loss)	.08	1.24	.59	(.69)	.95	1.55
Total from investment operations	.17	1.33	.72	(.58)	1.03	1.61
Distributions from net investment income	(.10)	(.13)	(.08)	(.09)	(.04)	(.11)
Distributions from net realized gain	(.18)	(.25)	-	(.02)	(.03)	-
Total distributions	(.28)	(.37) J	(.08)	(.11)	(.07)	(.11)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.16	$ 8.27	$ 7.31	$ 6.67	$ 7.36	$ 6.40
Total Return B, C, D	2.19%	19.00%	10.88%	(8.03)%	16.17%	33.87%
Ratios to Average Net Assets F, H
Expenses before reductions	1.44% A	1.50%	1.57%	1.73%	2.02%	2.09%
Expenses net of fee waivers, if any	1.43% A	1.45%	1.45%	1.45%	1.50%	1.50%
Expenses net of all reductions	1.43% A	1.43%	1.42%	1.42%	1.47%	1.47%
Net investment income (loss)	2.27% A	1.21%	1.88%	1.44%	1.15%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,478	$ 9,034	$ 5,767	$ 4,307	$ 5,029	$ 3,727
Portfolio turnover rate G	81% A	89%	110%	75%	67%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.37 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 7.37	$ 6.73	$ 7.41	$ 6.40	$ 4.88
Income from Investment Operations
Net investment income (loss) E	.08	.07	.11	.09	.06	.04
Net realized and unrealized gain (loss)	.07	1.25	.59	(.68)	.95	1.57
Total from investment operations	.15	1.32	.70	(.59)	1.01	1.61
Distributions from net investment income	(.09)	(.13)	(.06)	(.07)	-	(.09)
Distributions from net realized gain	(.18)	(.25)	-	(.02)	-	-
Total distributions	(.27)	(.37) J	(.06)	(.09)	-	(.09)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.20	$ 8.32	$ 7.37	$ 6.73	$ 7.41	$ 6.40
Total Return B, C, D	1.93%	18.73%	10.52%	(8.08)%	15.78%	33.74%
Ratios to Average Net Assets F, H
Expenses before reductions	1.68% A	1.75%	1.84%	2.02%	2.31%	2.34%
Expenses net of fee waivers, if any	1.68% A	1.70%	1.70%	1.70%	1.75%	1.75%
Expenses net of all reductions	1.68% A	1.67%	1.67%	1.67%	1.72%	1.72%
Net investment income (loss)	2.02% A	.96%	1.63%	1.19%	.90%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,334	$ 7,909	$ 2,348	$ 997	$ 1,004	$ 1,526
Portfolio turnover rate G	81% A	89%	110%	75%	67%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.37 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.31	$ 7.33	$ 6.68	$ 7.37	$ 6.39	$ 4.86
Income from Investment Operations
Net investment income (loss) E	.06	.04	.08	.05	.03	.02
Net realized and unrealized gain (loss)	.08	1.24	.59	(.68)	.95	1.56
Total from investment operations	.14	1.28	.67	(.63)	.98	1.58
Distributions from net investment income	(.03)	(.05)	(.02)	(.04)	-	(.05)
Distributions from net realized gain	(.18)	(.25)	-	(.02)	-	-
Total distributions	(.21)	(.30)	(.02)	(.06)	-	(.05)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.24	$ 8.31	$ 7.33	$ 6.68	$ 7.37	$ 6.39
Total Return B, C, D	1.79%	18.05%	10.05%	(8.66)%	15.34%	32.95%
Ratios to Average Net Assets F, H
Expenses before reductions	2.22% A	2.26%	2.34%	2.51%	2.81%	2.82%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.20%	2.25%	2.25%
Expenses net of all reductions	2.20% A	2.18%	2.17%	2.17%	2.22%	2.22%
Net investment income (loss)	1.50% A	.46%	1.13%	.69%	.40%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 185	$ 192	$ 220	$ 254	$ 327	$ 1,337
Portfolio turnover rate G	81% A	89%	110%	75%	67%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.28	$ 7.31	$ 6.67	$ 7.36	$ 6.39	$ 4.86
Income from Investment Operations
Net investment income (loss) E	.06	.04	.08	.05	.03	.02
Net realized and unrealized gain (loss)	.07	1.25	.58	(.69)	.94	1.56
Total from investment operations	.13	1.29	.66	(.64)	.97	1.58
Distributions from net investment income	(.05)	(.08)	(.02)	(.03)	-	(.05)
Distributions from net realized gain	(.18)	(.25)	-	(.02)	-	-
Total distributions	(.23)	(.32) J	(.02)	(.05)	-	(.05)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.18	$ 8.28	$ 7.31	$ 6.67	$ 7.36	$ 6.39
Total Return B, C, D	1.67%	18.30%	9.98%	(8.72)%	15.18%	33.10%
Ratios to Average Net Assets F, H
Expenses before reductions	2.22% A	2.26%	2.31%	2.51%	2.80%	2.85%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.20%	2.25%	2.25%
Expenses net of all reductions	2.20% A	2.18%	2.17%	2.17%	2.22%	2.22%
Net investment income (loss)	1.50% A	.46%	1.13%	.69%	.40%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,912	$ 3,584	$ 2,737	$ 1,396	$ 1,423	$ 1,714
Portfolio turnover rate G	81% A	89%	110%	75%	67%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total International Equity

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 7.32	$ 6.69	$ 7.37	$ 6.41	$ 4.91
Income from Investment Operations
Net investment income (loss) D	.11	.12	.15	.12	.09	.07
Net realized and unrealized gain (loss)	.07	1.24	.58	(.68)	.96	1.55
Total from investment operations	.18	1.36	.73	(.56)	1.05	1.62
Distributions from net investment income	(.12)	(.15)	(.10)	(.10)	(.06)	(.12)
Distributions from net realized gain	(.18)	(.25)	-	(.02)	(.03)	-
Total distributions	(.30)	(.39) I	(.10)	(.12)	(.09)	(.12)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 8.17	$ 8.29	$ 7.32	$ 6.69	$ 7.37	$ 6.41
Total Return B, C	2.30%	19.48%	11.03%	(7.70)%	16.45%	34.23%
Ratios to Average Net Assets E, G
Expenses before reductions	1.04% A	1.09%	1.16%	1.42%	1.79%	1.87%
Expenses net of fee waivers, if any	1.03% A	1.09%	1.16%	1.20%	1.25%	1.25%
Expenses net of all reductions	1.03% A	1.07%	1.13%	1.17%	1.22%	1.22%
Net investment income (loss)	2.67% A	1.57%	2.16%	1.69%	1.40%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 340,448	$ 324,395	$ 281,979	$ 131,338	$ 60,826	$ 33,061
Portfolio turnover rate F	81% A	89%	110%	75%	67%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.26	$ 7.30	$ 6.67	$ 7.35	$ 6.41	$ 4.91
Income from Investment Operations
Net investment income (loss) D	.10	.11	.14	.12	.10	.07
Net realized and unrealized gain (loss)	.08	1.24	.59	(.68)	.95	1.55
Total from investment operations	.18	1.35	.73	(.56)	1.05	1.62
Distributions from net investment income	(.12)	(.15)	(.10)	(.10)	(.08)	(.12)
Distributions from net realized gain	(.18)	(.25)	-	(.02)	(.03)	-
Total distributions	(.30)	(.39) I	(.10)	(.12)	(.11)	(.12)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 8.14	$ 8.26	$ 7.30	$ 6.67	$ 7.35	$ 6.41
Total Return B, C	2.25%	19.40%	11.06%	(7.72)%	16.48%	34.23%
Ratios to Average Net Assets E, G
Expenses before reductions	1.16% A	1.21%	1.27%	1.48%	1.82%	1.80%
Expenses net of fee waivers, if any	1.15% A	1.20%	1.20%	1.20%	1.25%	1.25%
Expenses net of all reductions	1.15% A	1.18%	1.17%	1.17%	1.23%	1.22%
Net investment income (loss)	2.55% A	1.46%	2.13%	1.69%	1.40%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,207	$ 2,372	$ 1,514	$ 197	$ 28	$ 1,308
Portfolio turnover rate F	81% A	89%	110%	75%	67%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total International Equity and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

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3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 68,577,734
Gross unrealized depreciation	(6,211,211)
Net unrealized appreciation (depreciation) on securities and other investments	$ 62,366,523

Tax cost	$ 318,469,609

Capital loss carry forwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2012 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration:
2016	$ (2,434,120)
2017	(15,708,944)
2019	(8,855,997)
Total capital loss carryforward	$ (26,999,061)

Due to large subscriptions in a prior period, $26,999,061 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $4,535,766 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $150,586,677 and $141,495,612, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Total International Equity as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .75% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 11,452	$ 422
Class T	.25%	.25%	21,596	227
Class B	.75%	.25%	937	708
Class C	.75%	.25%	18,908	2,222
			$ 52,893	$ 3,579

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,546
Class T	602
Class B*	2
Class C*	178
$ 2,328

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,283.27
Class T	11,519.27
Class B	282.30
Class C	5,769.31
Total International Equity	196,410.12
Institutional Class	2,691.24
	$ 228,954

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $211 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $329 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $51,266, including $462 from securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 13, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class B	2.20%	$ 18
Class C	2.20%	421
		$ 439

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,394.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 114,661	$ 102,760
Class T	92,140	49,034
Class B	757	1,541
Class C	24,034	28,314
Total International Equity	4,825,256	5,630,153
Institutional Class	33,527	33,750
Total	$ 5,090,375	$ 5,845,552
From net realized gain
Class A	$ 201,491	$ 199,811
Class T	179,326	93,853
Class B	4,154	6,990
Class C	83,657	92,492
Total International Equity	7,158,781	9,320,186
Institutional Class	51,867	55,869
Total	$ 7,679,276	$ 9,769,201

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Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	134,715	510,102	$ 1,082,299	$ 3,880,513
Reinvestment of distributions	38,586	41,103	306,761	293,886
Shares redeemed	(103,237)	(248,440)	(831,388)	(1,903,860)
Net increase (decrease)	70,064	302,765	$ 557,672	$ 2,270,539
Class T
Shares sold	269,598	807,518	$ 2,174,639	$ 6,202,497
Reinvestment of distributions	33,829	19,724	270,968	142,209
Shares redeemed	(116,317)	(195,438)	(935,712)	(1,518,035)
Net increase (decrease)	187,110	631,804	$ 1,509,895	$ 4,826,671
Class B
Shares sold	2,568	827	$ 21,032	$ 6,304
Reinvestment of distributions	604	1,165	4,866	8,437
Shares redeemed	(3,815)	(8,955)	(30,657)	(69,218)
Net increase (decrease)	(643)	(6,963)	$ (4,759)	$ (54,477)
Class C
Shares sold	109,066	129,341	$ 887,102	$ 986,204
Reinvestment of distributions	10,201	12,546	81,608	90,328
Shares redeemed	(74,120)	(83,065)	(599,031)	(635,648)
Net increase (decrease)	45,147	58,822	$ 369,679	$ 440,884
Total International Equity
Shares sold	4,521,455	10,376,724	$ 36,543,858	$ 77,880,274
Reinvestment of distributions	1,486,031	2,062,441	11,828,806	14,746,450
Shares redeemed	(3,472,142)	(11,840,491)	(27,878,138)	(90,585,484)
Net increase (decrease)	2,535,344	598,674	$ 20,494,526	$ 2,041,240
Institutional Class
Shares sold	38,663	142,800	$ 311,244	$ 1,078,337
Reinvestment of distributions	10,120	12,587	80,252	89,619
Shares redeemed	(64,805)	(75,629)	(517,133)	(583,086)
Net increase (decrease)	(16,022)	79,758	$ (125,637)	$ 584,870

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

11. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned approximately 72% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

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(Japan) Inc.

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FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.)
Limited

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Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

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Operations Company, Inc.
Boston, MA

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Boston, MA

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State Street Bank and Trust Company
Quincy, MA

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TIE-USAN-0614
1.912360.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total International Equity

Fund - Class A, Class T, Class B,
and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Class A, Class T,
Class B, and Class C are
classes of Fidelity® Total
International Equity Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.43%
Actual		$ 1,000.00	$ 1,021.90	$ 7.17
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.15
Class T	1.68%
Actual		$ 1,000.00	$ 1,019.30	$ 8.41
HypotheticalA		$ 1,000.00	$ 1,016.46	$ 8.40
Class B	2.20%
Actual		$ 1,000.00	$ 1,017.90	$ 11.01
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,016.70	$ 11.00
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Total International Equity	1.03%
Actual		$ 1,000.00	$ 1,023.00	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,022.50	$ 5.77
HypotheticalA		$ 1,000.00	$ 1,019.09	$ 5.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United Kingdom 15.7%
Japan 12.4%
United States of America* 9.7%
Switzerland 8.2%
France 7.5%
Germany 4.7%
India 4.2%
Korea (South) 3.8%
Sweden 3.4%
Other 30.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of October 31, 2013
United Kingdom 16.7%
Japan 14.4%
United States of America* 7.3%
France 7.1%
Switzerland 6.8%
Germany 5.2%
Australia 3.8%
India 3.0%
Korea (South) 2.7%
Other 33.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.0	98.4
Short-Term Investments and Net Other Assets (Liabilities)	3.0	1.6
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.2	1.6
Total SA (France, Oil, Gas & Consumable Fuels)	1.8	1.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.7	1.5
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.7	1.4
UBS AG (NY Shares) (Switzerland, Capital Markets)	1.4	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.4	1.1
Prudential PLC (United Kingdom, Insurance)	1.4	1.0
DENSO Corp. (Japan, Auto Components)	1.3	1.2
Linde AG (Germany, Chemicals)	1.0	0.8
SoftBank Corp. (Japan, Wireless Telecommunication Services)	1.0	0.9
	14.9
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.0	24.3
Consumer Discretionary	13.4	13.2
Consumer Staples	12.7	13.8
Industrials	12.3	12.9
Health Care	12.0	9.3
Information Technology	8.0	5.9
Materials	6.2	6.3
Telecommunication Services	6.0	5.9
Energy	3.5	4.5
Utilities	2.9	2.3

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Australia - 3.3%
Ansell Ltd.	36,338	$ 610,682
Australia & New Zealand Banking Group Ltd.	75,902	2,430,582
CSL Ltd.	43,674	2,776,420
DuluxGroup Ltd.	11,047	58,805
Imdex Ltd. (a)	41,667	28,451
Ramsay Health Care Ltd.	1,907	79,386
RCG Corp. Ltd.	76,989	53,284
Sydney Airport unit	189,266	741,995
Telstra Corp. Ltd.	154,967	751,494
Transurban Group unit	192,589	1,300,713
Westpac Banking Corp.	96,303	3,154,358
TOTAL AUSTRALIA		11,986,170
Austria - 0.5%
Andritz AG	28,961	1,797,410
Zumtobel AG	3,400	70,755
TOTAL AUSTRIA		1,868,165
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	53,018	267,025
Bailiwick of Jersey - 0.9%
Informa PLC	194,857	1,586,750
Shire PLC	13,080	748,071
Wolseley PLC	14,978	865,132
TOTAL BAILIWICK OF JERSEY		3,199,953
Belgium - 2.7%
Anheuser-Busch InBev SA NV (d)	55,771	6,078,810
Gimv NV	1,919	99,491
KBC Ancora (a)	4,181	153,249
KBC Groupe SA	46,113	2,809,137
UCB SA	8,488	695,834
TOTAL BELGIUM		9,836,521
Bermuda - 1.2%
Hongkong Land Holdings Ltd.	89,000	623,000
Lazard Ltd. Class A	17,000	799,850
Man Wah Holdings Ltd.	313,200	513,049
Texwinca Holdings Ltd.	854,000	917,563
Vostok Nafta Investment Ltd. SDR (a)	6,960	45,492
Common Stocks - continued
	Shares	Value
Bermuda - continued
Vtech Holdings Ltd.	41,300	$ 569,989
Yue Yuen Industrial (Holdings) Ltd.	350,000	1,081,201
TOTAL BERMUDA		4,550,144
Brazil - 0.9%
Arezzo Industria e Comercio SA	3,300	36,926
Banco Bradesco SA	20,210	310,435
Fleury SA	98,900	663,547
Natura Cosmeticos SA	36,500	625,153
Telefonica Brasil SA	44,400	800,883
Terna Participacoes SA unit	65,300	584,252
Tractebel Energia SA	28,900	429,790
TOTAL BRAZIL		3,450,986
British Virgin Islands - 0.0%
Gem Diamonds Ltd. (a)	18,923	53,036
Canada - 0.3%
Canadian Pacific Railway Ltd.	2,066	322,590
Pason Systems, Inc.	5,900	163,857
Potash Corp. of Saskatchewan, Inc.	15,200	549,449
ShawCor Ltd. Class A	1,600	71,267
TOTAL CANADA		1,107,163
Cayman Islands - 2.4%
ENN Energy Holdings Ltd.	86,000	601,216
Ginko International Co. Ltd.	22,000	369,760
Goodbaby International Holdings Ltd.	969,000	531,185
Gourmet Master Co. Ltd.	109,000	883,476
Hengan International Group Co. Ltd.	63,500	668,749
Mindray Medical International Ltd. sponsored ADR (d)	14,200	469,452
NetEase.com, Inc. sponsored ADR	6,200	422,158
Sands China Ltd.	221,200	1,614,859
Silergy Corp.	64,000	530,407
SITC International Holdings Co. Ltd.	795,000	350,692
Tencent Holdings Ltd.	11,300	704,269
Wynn Macau Ltd.	374,800	1,476,875
TOTAL CAYMAN ISLANDS		8,623,098
Chile - 0.9%
Aguas Andinas SA	1,086,569	670,326
Compania Cervecerias Unidas SA sponsored ADR (d)	49,655	1,170,368
Common Stocks - continued
	Shares	Value
Chile - continued
Embotelladora Andina SA sponsored ADR	24,400	$ 590,968
Quinenco SA	370,062	819,802
TOTAL CHILE		3,251,464
China - 0.8%
China Communications Services Corp. Ltd. (H Shares)	1,042,000	528,194
China Longyuan Power Grid Corp. Ltd. (H Shares)	521,000	536,258
China Pacific Insurance Group Co. Ltd. (H Shares)	161,400	505,875
China Telecom Corp. Ltd. (H Shares)	1,190,000	608,791
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	376,000	378,282
Tong Ren Tang Technologies Co. Ltd. (H Shares)	158,000	455,478
TOTAL CHINA		3,012,878
Denmark - 1.6%
A.P. Moller - Maersk A/S Series B	438	1,043,710
Jyske Bank A/S (Reg.) (a)	15,654	859,806
Novo Nordisk A/S Series B sponsored ADR	74,000	3,358,860
Spar Nord Bank A/S	13,331	149,912
Vestas Wind Systems A/S (a)	13,000	577,026
TOTAL DENMARK		5,989,314
Finland - 0.7%
Nokian Tyres PLC	17,358	689,216
Sampo Oyj (A Shares) (d)	28,353	1,407,819
Tikkurila Oyj	17,580	436,086
TOTAL FINLAND		2,533,121
France - 7.5%
Arkema SA	8,713	971,511
Atos Origin SA	12,616	1,089,200
AXA SA	80,606	2,099,585
BNP Paribas SA	31,154	2,338,715
Cap Gemini SA	13,502	953,646
Carrefour SA	24,285	944,381
GDF Suez (d)	64,669	1,630,634
Havas SA	90,586	720,115
Laurent-Perrier Group SA	859	85,924
Orange SA	70,100	1,135,711
Remy Cointreau SA	4,581	402,872
Renault SA	10,211	993,761
Safran SA	21,914	1,472,844
Saft Groupe SA	1,121	39,860
Sanofi SA	31,513	3,400,880
Common Stocks - continued
	Shares	Value
France - continued
Schneider Electric SA	7,290	$ 683,186
Solocal Group SA (a)	17,630	40,357
Total SA (a)	93,815	6,711,921
Vetoquinol SA	1,500	81,784
Virbac SA	410	98,263
Vivendi SA	50,719	1,360,859
TOTAL FRANCE		27,256,009
Germany - 4.2%
alstria office REIT-AG	2,900	40,012
BASF AG	25,084	2,903,388
Bayer AG (d)	23,912	3,317,431
Bilfinger Berger AG	1,120	133,055
CompuGroup Medical AG	6,146	163,797
Continental AG	4,083	956,459
CTS Eventim AG	3,583	228,163
Deutsche Lufthansa AG	27,181	681,789
Deutsche Post AG	18,921	712,295
Fielmann AG	1,079	145,878
Fresenius SE & Co. KGaA	6,100	927,104
Linde AG	17,049	3,534,930
Siemens AG	11,062	1,459,303
TOTAL GERMANY		15,203,604
Greece - 0.0%
Titan Cement Co. SA (Reg.)	3,944	124,208
Hong Kong - 0.5%
China Merchant Holdings International Co. Ltd.	160,000	500,455
Lenovo Group Ltd.	874,000	994,290
Techtronic Industries Co. Ltd.	143,500	457,174
TOTAL HONG KONG		1,951,919
India - 4.2%
Bharti Airtel Ltd.	127,865	695,451
Container Corp. of India Ltd.	39,820	643,837
Dr. Reddy's Laboratories Ltd.	15,012	673,719
Exide Industries Ltd.	296,426	588,527
Grasim Industries Ltd.	17,502	773,160
Havells India Ltd.	41,295	637,688
Hindalco Industries Ltd.	275,724	613,939
Housing Development Finance Corp. Ltd.	141,456	2,105,951
IDFC Ltd.	395,090	746,716
Common Stocks - continued
	Shares	Value
India - continued
Infosys Ltd.	27,254	$ 1,450,018
Jyothy Laboratories Ltd. (a)	23,119	72,847
Kotak Mahindra Bank Ltd. (a)	63,866	849,852
Larsen & Toubro Ltd.	33,828	725,803
Lupin Ltd.	40,075	683,819
NTPC Ltd.	500,814	966,090
Prestige Estates Projects Ltd.	319,788	901,599
Punjab National Bank	64,685	863,264
Shriram Transport Finance Co. Ltd.	63,051	768,132
Wipro Ltd.	52,814	457,726
TOTAL INDIA		15,218,138
Indonesia - 0.2%
PT Bank Rakyat Indonesia Tbk	658,100	563,525
Ireland - 1.2%
Actavis PLC (a)	3,300	674,289
CRH PLC sponsored ADR	52,529	1,538,049
FBD Holdings PLC	5,372	129,270
James Hardie Industries PLC:
CDI	9,656	123,074
sponsored ADR	28,255	1,812,276
TOTAL IRELAND		4,276,958
Israel - 0.6%
Azrieli Group	13,096	443,156
Ituran Location & Control Ltd.	1,761	42,299
NICE Systems Ltd. sponsored ADR	10,100	436,320
Sarine Technologies Ltd.	38,000	83,959
Strauss Group Ltd.	2,359	42,667
Teva Pharmaceutical Industries Ltd. sponsored ADR	26,909	1,314,774
TOTAL ISRAEL		2,363,175
Italy - 0.9%
Azimut Holding SpA	21,114	657,617
Beni Stabili SpA SIIQ	187,010	166,955
Interpump Group SpA	55,991	793,104
Prada SpA	83,100	663,475
Telecom Italia SpA	309,600	397,845
Unione di Banche Italiane ScpA	62,459	594,436
TOTAL ITALY		3,273,432
Common Stocks - continued
	Shares	Value
Japan - 12.4%
AEON Mall Co. Ltd.	20,300	$ 483,300
Air Water, Inc.	3,000	42,109
Aozora Bank Ltd.	259,000	770,147
Artnature, Inc.	4,000	114,168
Asahi Co. Ltd.	4,600	61,102
Astellas Pharma, Inc.	78,400	871,921
Autobacs Seven Co. Ltd.	4,400	68,043
Azbil Corp.	4,700	106,518
Coca-Cola Central Japan Co. Ltd.	20,500	460,791
Cosmos Pharmaceutical Corp.	800	85,528
Daikokutenbussan Co. Ltd.	5,000	129,799
DENSO Corp.	105,100	4,782,366
Dentsu, Inc.	18,600	764,122
East Japan Railway Co.	20,400	1,487,174
Fanuc Corp.	7,300	1,313,836
Fast Retailing Co. Ltd.	4,300	1,336,245
Glory Ltd.	2,100	54,146
Goldcrest Co. Ltd.	6,560	136,738
Harmonic Drive Systems, Inc.	3,000	84,951
Hitachi Ltd.	137,000	974,216
Hoya Corp.	38,900	1,146,815
Iida Group Holdings Co. Ltd. (a)	4,424	65,775
Itochu Corp.	141,400	1,582,253
Iwatsuka Confectionary Co. Ltd.	1,200	65,731
Japan Tobacco, Inc.	66,300	2,176,386
KDDI Corp.	19,300	1,027,345
Keyence Corp.	6,321	2,435,101
Kobayashi Pharmaceutical Co. Ltd.	1,700	103,096
Koshidaka Holdings Co. Ltd.	2,000	59,275
Kyoto Kimono Yuzen Co. Ltd.	2,800	27,717
Lasertec Corp. (a)	5,500	54,712
Meiko Network Japan Co. Ltd.	2,700	29,183
Miraial Co. Ltd.	2,400	37,373
Mitsubishi Electric Corp.	75,000	853,181
Mitsubishi UFJ Financial Group, Inc.	401,700	2,136,842
Mitsui Fudosan Co. Ltd.	71,000	2,098,019
Mizuho Financial Group, Inc.	756,900	1,482,470
Nabtesco Corp.	3,300	70,981
Nagaileben Co. Ltd.	6,100	117,424
ND Software Co. Ltd.	3,000	54,228
Nihon M&A Center, Inc.	4,200	98,062
Nihon Parkerizing Co. Ltd.	7,000	152,619
Common Stocks - continued
	Shares	Value
Japan - continued
Nippon Seiki Co. Ltd.	4,000	$ 69,839
Nippon Telegraph & Telephone Corp.	26,800	1,487,206
NS Tool Co. Ltd.	1,900	32,151
OBIC Co. Ltd.	4,000	119,920
Omron Corp.	17,700	625,001
ORIX Corp.	70,000	1,011,298
OSG Corp.	10,700	172,481
San-Ai Oil Co. Ltd.	7,000	46,559
Seven & i Holdings Co., Ltd.	28,500	1,123,720
Seven Bank Ltd.	407,100	1,541,035
SHO-BOND Holdings Co. Ltd.	20,200	909,874
Shoei Co. Ltd.	5,900	80,852
SoftBank Corp.	47,500	3,526,434
Software Service, Inc.	1,600	56,654
Sony Financial Holdings, Inc.	44,500	712,975
Sumitomo Mitsui Trust Holdings, Inc.	200,920	827,931
Techno Medica Co. Ltd.	1,800	35,530
The Nippon Synthetic Chemical Industry Co. Ltd.	10,000	66,513
TKC Corp.	2,000	40,475
Tocalo Co. Ltd.	2,800	43,738
Tsutsumi Jewelry Co. Ltd.	2,000	45,288
USS Co. Ltd.	129,700	1,889,014
Workman Co. Ltd.	2,000	80,403
Yamato Kogyo Co. Ltd.	23,100	665,197
TOTAL JAPAN		45,211,896
Kenya - 0.1%
Safaricom Ltd.	2,813,700	423,623
Korea (South) - 3.5%
Coway Co. Ltd.	2,597	204,874
E-Mart Co. Ltd.	3,664	836,999
Hyundai Motor Co.	9,796	2,180,892
KEPCO Plant Service & Engineering Co. Ltd.	20,631	1,341,984
Kiwoom Securities Co. Ltd.	10,628	521,575
Korea Electric Power Corp.	35,610	1,361,805
KT Corp.	35,110	1,119,317
KT&G Corp.	9,384	752,101
Leeno Industrial, Inc.	2,264	65,196
LG Corp.	6,510	362,332
LG Household & Health Care Ltd.	2,127	971,778
Naver Corp.	851	607,916
Samsung Fire & Marine Insurance Co. Ltd.	3,571	846,864
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Shinhan Financial Group Co. Ltd.	21,400	$ 934,257
TK Corp. (a)	26,685	525,641
TOTAL KOREA (SOUTH)		12,633,531
Luxembourg - 0.4%
Millicom International Cellular SA (depository receipt)	7,600	751,561
RTL Group SA	5,427	602,558
TOTAL LUXEMBOURG		1,354,119
Malaysia - 0.5%
Axiata Group Bhd	340,900	703,221
Top Glove Corp. Bhd	310,800	457,269
YTL Corp. Bhd	1,396,800	689,302
TOTAL MALAYSIA		1,849,792
Mexico - 1.0%
Banregio Grupo Financiero S.A.B. de CV	91,800	530,546
Bolsa Mexicana de Valores S.A.B. de CV	289,000	592,900
Consorcio ARA S.A.B. de CV (a)	1,243,655	546,599
Fomento Economico Mexicano S.A.B. de CV:
unit	73,800	673,481
sponsored ADR	5,833	529,461
Kimberly-Clark de Mexico SA de CV Series A	187,500	487,426
Megacable Holdings S.A.B. de CV unit	120,500	477,938
TOTAL MEXICO		3,838,351
Netherlands - 1.4%
Aalberts Industries NV	7,600	252,894
ASM International NV (depositary receipt)	1,250	54,413
Heijmans NV (Certificaten Van Aandelen)	8,481	152,136
ING Groep NV (Certificaten Van Aandelen) (a)	229,523	3,281,000
Koninklijke Philips Electronics NV	17,602	563,496
Unilever NV (Certificaten Van Aandelen) (Bearer)	17,900	767,573
VastNed Retail NV	3,338	171,670
TOTAL NETHERLANDS		5,243,182
Philippines - 0.2%
Jollibee Food Corp.	14,560	56,182
Security Bank Corp.	205,586	553,918
TOTAL PHILIPPINES		610,100
Poland - 0.1%
Telekomunikacja Polska SA	143,400	489,738
Common Stocks - continued
	Shares	Value
Portugal - 0.3%
Jeronimo Martins SGPS SA	71,769	$ 1,255,064
Singapore - 0.3%
Singapore Telecommunications Ltd.	329,000	1,005,081
South Africa - 1.2%
African Bank Investments Ltd.	457,707	542,522
Clicks Group Ltd.	126,095	768,879
Nampak Ltd.	25,130	93,636
Naspers Ltd. Class N	9,500	895,775
Remgro Ltd.	39,000	784,597
Shoprite Holdings Ltd.	33,800	564,452
Standard Bank Group Ltd.	48,671	638,800
TOTAL SOUTH AFRICA		4,288,661
Spain - 1.2%
Amadeus IT Holding SA Class A	19,364	804,730
Grifols SA	1,546	82,576
Inditex SA	16,362	2,454,986
International Consolidated Airlines Group SA CDI (a)	99,700	680,236
Prosegur Compania de Seguridad SA (Reg.)	79,176	530,551
TOTAL SPAIN		4,553,079
Sweden - 3.4%
ASSA ABLOY AB (B Shares)	38,500	2,038,033
Atlas Copco AB (A Shares) (d)	56,059	1,622,574
Fagerhult AB	15,485	769,225
H&M Hennes & Mauritz AB (B Shares)	47,310	1,926,685
Intrum Justitia AB	28,363	820,504
Nordea Bank AB	134,067	1,937,128
SKF AB (B Shares)	43,000	1,111,009
Svenska Cellulosa AB (SCA) (B Shares)	33,626	941,727
Svenska Handelsbanken AB (A Shares)	28,415	1,425,950
TOTAL SWEDEN		12,592,835
Switzerland - 8.2%
Coca-Cola HBC AG	31,720	802,270
Nestle SA	102,411	7,914,762
Novartis AG	57,423	4,991,929
Roche Holding AG (participation certificate)	21,360	6,265,877
Schindler Holding AG:
(participation certificate)	6,511	1,007,611
(Reg.)	2,001	305,118
Swatch Group AG (Bearer)	1,560	1,000,591
Common Stocks - continued
	Shares	Value
Switzerland - continued
Swiss Re Ltd.	17,540	$ 1,531,586
Syngenta AG (Switzerland)	2,200	871,182
UBS AG (NY Shares)	247,497	5,175,162
TOTAL SWITZERLAND		29,866,088
Taiwan - 3.0%
Chicony Electronics Co. Ltd.	172,000	447,597
China Life Insurance Co. Ltd.	705,000	616,996
Chroma ATE, Inc.	275,116	708,641
CTCI Corp.	357,000	570,433
Edison Opto Corp.	256,000	304,242
EPISTAR Corp.	185,000	404,154
Everlight Electronics Co. Ltd.	176,000	411,914
GeoVision, Inc.	62,000	337,074
King Slide Works Co. Ltd.	36,000	469,013
Lextar Electronics Corp.	406,000	396,370
President Chain Store Corp.	105,000	781,439
St.Shine Optical Co. Ltd.	19,000	402,480
Taiwan Mobile Co. Ltd.	185,000	597,338
Taiwan Semiconductor Manufacturing Co. Ltd.	681,035	2,678,913
Unified-President Enterprises Corp.	696,988	1,180,689
Wowprime Corp.	37,200	561,105
TOTAL TAIWAN		10,868,398
Thailand - 0.2%
Minor International PCL (For. Reg.)	596,500	453,458
Thai Union Frozen Products PCL (For. Reg.)	206,800	447,342
TOTAL THAILAND		900,800
Turkey - 0.6%
Albaraka Turk Katilim Bankasi A/S	88,907	70,316
Coca-Cola Icecek Sanayi A/S	33,889	793,640
Enka Insaat ve Sanayi A/S	251,062	760,956
Turkiye Garanti Bankasi A/S	122,143	449,938
TOTAL TURKEY		2,074,850
United Kingdom - 15.7%
Advanced Computer Software Group PLC	21,000	42,282
AstraZeneca PLC (United Kingdom)	34,928	2,757,031
Babcock International Group PLC	34,500	695,503
Babcock International Group PLC rights 5/6/14 (a)	11,923	80,523
BAE Systems PLC	168,321	1,136,773
Barclays PLC	392,826	1,677,386
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Barclays PLC sponsored ADR	33,233	$ 568,617
Bellway PLC	5,928	144,027
Berendsen PLC	7,728	135,046
BG Group PLC	89,627	1,812,888
BHP Billiton PLC	73,061	2,371,881
Britvic PLC	10,317	126,202
BT Group PLC	123,825	772,996
Bunzl PLC	43,457	1,233,397
Compass Group PLC	79,014	1,256,696
Dechra Pharmaceuticals PLC	9,000	104,850
Derwent London PLC	2,000	91,849
Elementis PLC	34,808	162,969
GlaxoSmithKline PLC	123,897	3,423,344
Great Portland Estates PLC	14,772	156,380
Hilton Food Group PLC	5,400	48,641
HSBC Holdings PLC sponsored ADR	58,766	3,015,871
Imperial Tobacco Group PLC	53,757	2,320,818
InterContinental Hotel Group PLC ADR	64,747	2,228,592
ITV PLC	334,319	1,027,325
Jazztel PLC (a)	28,824	442,278
Johnson Matthey PLC	27,877	1,540,520
Kingfisher PLC	199,527	1,408,501
Meggitt PLC	15,735	126,645
National Grid PLC	178,491	2,536,940
Next PLC	6,400	704,536
Persimmon PLC	4,537	100,503
Prudential PLC	213,786	4,914,756
Reckitt Benckiser Group PLC	34,751	2,801,664
Reed Elsevier PLC	99,913	1,471,004
Rexam PLC	81,188	679,906
Rolls-Royce Group PLC	74,752	1,325,218
Rotork PLC	16,703	730,697
Royal Dutch Shell PLC Class A sponsored ADR	31,130	2,451,176
SABMiller PLC	52,863	2,874,422
Shaftesbury PLC	56,637	632,565
Spectris PLC	5,370	201,734
Spirax-Sarco Engineering PLC	4,807	235,287
Standard Chartered PLC (United Kingdom)	30,912	668,838
Ted Baker PLC	2,575	80,388
Tullow Oil PLC	33,000	490,311
Ultra Electronics Holdings PLC	4,101	117,433
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Unite Group PLC	84,677	$ 604,043
Vodafone Group PLC sponsored ADR	72,626	2,756,883
TOTAL UNITED KINGDOM		57,288,135
United States of America - 6.7%
AbbVie, Inc.	13,629	709,798
ANSYS, Inc. (a)	400	30,524
Autoliv, Inc.	16,054	1,637,187
Berkshire Hathaway, Inc. Class B (a)	7,216	929,782
BorgWarner, Inc.	31,394	1,950,823
Broadridge Financial Solutions, Inc.	1,140	43,708
Cabot Corp.	11,466	662,735
Cognizant Technology Solutions Corp. Class A (a)	9,600	459,888
Cummins, Inc.	6,991	1,054,592
Dril-Quip, Inc. (a)	770	87,102
Evercore Partners, Inc. Class A	1,960	104,723
FMC Technologies, Inc. (a)	11,403	646,550
Google, Inc.:
Class A (a)	1,290	689,995
Class C (a)	1,290	679,391
Greenhill & Co., Inc.	820	41,123
JPMorgan Chase & Co.	6,100	341,478
Kennedy-Wilson Holdings, Inc.	5,483	119,749
Martin Marietta Materials, Inc.	10,080	1,253,246
MasterCard, Inc. Class A	24,690	1,815,950
Mead Johnson Nutrition Co. Class A	9,200	811,992
Mohawk Industries, Inc. (a)	8,035	1,063,914
National Oilwell Varco, Inc.	5,046	396,262
Oceaneering International, Inc.	5,538	405,825
Philip Morris International, Inc.	13,200	1,127,676
PriceSmart, Inc.	8,985	862,919
ResMed, Inc.	17,420	868,387
ResMed, Inc. CDI	128,048	644,745
Solera Holdings, Inc.	16,594	1,074,959
SS&C Technologies Holdings, Inc. (a)	20,554	799,962
T-Mobile U.S., Inc. (a)	16,400	480,356
The Rubicon Project, Inc.	2,176	31,269
Common Stocks - continued
	Shares	Value
United States of America - continued
Union Pacific Corp.	4,300	$ 818,849
Visa, Inc. Class A	9,101	1,843,954
TOTAL UNITED STATES OF AMERICA		24,489,413
TOTAL COMMON STOCKS (Cost $288,253,414)		350,796,742
Nonconvertible Preferred Stocks - 1.0%

Brazil - 0.2%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	13,600	643,480
Germany - 0.5%
Sartorius AG (non-vtg.)	900	117,120
Volkswagen AG	7,090	1,909,228
TOTAL GERMANY		2,026,348
Korea (South) - 0.3%
Samsung Electronics Co. Ltd.	954	957,601
United Kingdom - 0.0%
Rolls-Royce Group PLC Series C (a)	10,016,768	16,912
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,006,328)		3,644,341
Money Market Funds - 7.2%

Fidelity Cash Central Fund, 0.11% (b)	10,604,459	10,604,459
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	15,790,590	15,790,590
TOTAL MONEY MARKET FUNDS (Cost $26,395,049)		26,395,049
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $317,654,791)		380,836,132
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(15,272,382)
NET ASSETS - 100%		$ 365,563,750
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,094
Fidelity Securities Lending Cash Central Fund	51,266
Total	$ 54,360
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 49,881,884	$ 49,881,884	$ -	$ -
Consumer Staples	47,028,855	32,267,710	14,761,145	-
Energy	13,283,718	6,571,797	6,711,921	-
Financials	72,558,456	52,089,538	20,468,918	-
Health Care	43,945,077	21,000,407	22,944,670	-
Industrials	44,750,452	40,783,103	2,666,636	1,300,713
Information Technology	29,040,548	24,453,891	4,586,657	-
Materials	22,082,875	18,066,652	4,016,223	-
Telecommunication Services	21,862,605	16,340,739	5,521,866	-
Utilities	10,006,613	6,107,868	3,898,745	-
Money Market Funds	26,395,049	26,395,049	-	-
Total Investments in Securities:	$ 380,836,132	$ 293,958,638	$ 85,576,781	$ 1,300,713

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 10,734,229
Level 2 to Level 1	$ 35,131,856

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,783,232) - See accompanying schedule: Unaffiliated issuers (cost $291,259,742)	$ 354,441,083
Fidelity Central Funds (cost $26,395,049)	26,395,049
Total Investments (cost $317,654,791)		$ 380,836,132
Cash		39,621
Foreign currency held at value (cost $78,223)		78,245
Receivable for investments sold		1,512,491
Receivable for fund shares sold		95,013
Dividends receivable		1,720,244
Distributions receivable from Fidelity Central Funds		16,854
Prepaid expenses		293
Other receivables		5,602
Total assets		384,304,495

Liabilities
Payable for investments purchased	$ 2,208,970
Payable for fund shares redeemed	142,405
Accrued management fee	220,542
Distribution and service plan fees payable	9,167
Other affiliated payables	53,930
Other payables and accrued expenses	315,141
Collateral on securities loaned, at value	15,790,590
Total liabilities		18,740,745

Net Assets		$ 365,563,750
Net Assets consist of:
Paid in capital		$ 327,190,299
Undistributed net investment income		4,248,376
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(28,841,583)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		62,966,658
Net Assets		$ 365,563,750

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,477,898 ÷ 1,161,855 shares)	$ 8.16

Maximum offering price per share (100/94.25 of $8.16)	$ 8.66
Class T: Net Asset Value and redemption price per share ($9,334,218 ÷ 1,137,648 shares)	$ 8.20

Maximum offering price per share (100/96.50 of $8.20)	$ 8.50
Class B: Net Asset Value and offering price per share ($184,558 ÷ 22,401 shares)A	$ 8.24

Class C: Net Asset Value and offering price per share ($3,912,266 ÷ 478,245 shares)A	$ 8.18

Total International Equity: Net Asset Value, offering price and redemption price per share ($340,447,632 ÷ 41,656,837 shares)	$ 8.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,207,178 ÷ 271,211 shares)	$ 8.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 6,970,236
Income from Fidelity Central Funds		54,360
Income before foreign taxes withheld		7,024,596
Less foreign taxes withheld		(414,154)
Total income		6,610,442

Expenses
Management fee Basic fee	$ 1,251,048
Performance adjustment	95,904
Transfer agent fees	228,954
Distribution and service plan fees	52,893
Accounting and security lending fees	92,747
Custodian fees and expenses	121,469
Independent trustees' compensation	696
Registration fees	32,106
Audit	42,510
Legal	798
Miscellaneous	1,477
Total expenses before reductions	1,920,602
Expense reductions	(1,833)	1,918,769
Net investment income (loss)		4,691,673
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	525,985
Foreign currency transactions	(112,744)
Total net realized gain (loss)		413,241
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $102,625)	2,931,866
Assets and liabilities in foreign currencies	7,347
Total change in net unrealized appreciation (depreciation)		2,939,213
Net gain (loss)		3,352,454
Net increase (decrease) in net assets resulting from operations		$ 8,044,127

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,691,673	$ 5,165,980
Net realized gain (loss)	413,241	8,529,722
Change in net unrealized appreciation (depreciation)	2,939,213	44,726,463
Net increase (decrease) in net assets resulting from operations	8,044,127	58,422,165
Distributions to shareholders from net investment income	(5,090,375)	(5,845,552)
Distributions to shareholders from net realized gain	(7,679,276)	(9,769,201)
Total distributions	(12,769,651)	(15,614,753)
Share transactions - net increase (decrease)	22,801,376	10,109,727
Redemption fees	2,464	2,498
Total increase (decrease) in net assets	18,078,316	52,919,637

Net Assets
Beginning of period	347,485,434	294,565,797
End of period (including undistributed net investment income of $4,248,376 and undistributed net investment income of $4,647,078, respectively)	$ 365,563,750	$ 347,485,434

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.27	$ 7.31	$ 6.67	$ 7.36	$ 6.40	$ 4.90
Income from Investment Operations
Net investment income (loss) E	.09	.09	.13	.11	.08	.06
Net realized and unrealized gain (loss)	.08	1.24	.59	(.69)	.95	1.55
Total from investment operations	.17	1.33	.72	(.58)	1.03	1.61
Distributions from net investment income	(.10)	(.13)	(.08)	(.09)	(.04)	(.11)
Distributions from net realized gain	(.18)	(.25)	-	(.02)	(.03)	-
Total distributions	(.28)	(.37) J	(.08)	(.11)	(.07)	(.11)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.16	$ 8.27	$ 7.31	$ 6.67	$ 7.36	$ 6.40
Total Return B, C, D	2.19%	19.00%	10.88%	(8.03)%	16.17%	33.87%
Ratios to Average Net Assets F, H
Expenses before reductions	1.44% A	1.50%	1.57%	1.73%	2.02%	2.09%
Expenses net of fee waivers, if any	1.43% A	1.45%	1.45%	1.45%	1.50%	1.50%
Expenses net of all reductions	1.43% A	1.43%	1.42%	1.42%	1.47%	1.47%
Net investment income (loss)	2.27% A	1.21%	1.88%	1.44%	1.15%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,478	$ 9,034	$ 5,767	$ 4,307	$ 5,029	$ 3,727
Portfolio turnover rate G	81% A	89%	110%	75%	67%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.37 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 7.37	$ 6.73	$ 7.41	$ 6.40	$ 4.88
Income from Investment Operations
Net investment income (loss) E	.08	.07	.11	.09	.06	.04
Net realized and unrealized gain (loss)	.07	1.25	.59	(.68)	.95	1.57
Total from investment operations	.15	1.32	.70	(.59)	1.01	1.61
Distributions from net investment income	(.09)	(.13)	(.06)	(.07)	-	(.09)
Distributions from net realized gain	(.18)	(.25)	-	(.02)	-	-
Total distributions	(.27)	(.37) J	(.06)	(.09)	-	(.09)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.20	$ 8.32	$ 7.37	$ 6.73	$ 7.41	$ 6.40
Total Return B, C, D	1.93%	18.73%	10.52%	(8.08)%	15.78%	33.74%
Ratios to Average Net Assets F, H
Expenses before reductions	1.68% A	1.75%	1.84%	2.02%	2.31%	2.34%
Expenses net of fee waivers, if any	1.68% A	1.70%	1.70%	1.70%	1.75%	1.75%
Expenses net of all reductions	1.68% A	1.67%	1.67%	1.67%	1.72%	1.72%
Net investment income (loss)	2.02% A	.96%	1.63%	1.19%	.90%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,334	$ 7,909	$ 2,348	$ 997	$ 1,004	$ 1,526
Portfolio turnover rate G	81% A	89%	110%	75%	67%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.37 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.31	$ 7.33	$ 6.68	$ 7.37	$ 6.39	$ 4.86
Income from Investment Operations
Net investment income (loss) E	.06	.04	.08	.05	.03	.02
Net realized and unrealized gain (loss)	.08	1.24	.59	(.68)	.95	1.56
Total from investment operations	.14	1.28	.67	(.63)	.98	1.58
Distributions from net investment income	(.03)	(.05)	(.02)	(.04)	-	(.05)
Distributions from net realized gain	(.18)	(.25)	-	(.02)	-	-
Total distributions	(.21)	(.30)	(.02)	(.06)	-	(.05)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.24	$ 8.31	$ 7.33	$ 6.68	$ 7.37	$ 6.39
Total Return B, C, D	1.79%	18.05%	10.05%	(8.66)%	15.34%	32.95%
Ratios to Average Net Assets F, H
Expenses before reductions	2.22% A	2.26%	2.34%	2.51%	2.81%	2.82%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.20%	2.25%	2.25%
Expenses net of all reductions	2.20% A	2.18%	2.17%	2.17%	2.22%	2.22%
Net investment income (loss)	1.50% A	.46%	1.13%	.69%	.40%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 185	$ 192	$ 220	$ 254	$ 327	$ 1,337
Portfolio turnover rate G	81% A	89%	110%	75%	67%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.28	$ 7.31	$ 6.67	$ 7.36	$ 6.39	$ 4.86
Income from Investment Operations
Net investment income (loss) E	.06	.04	.08	.05	.03	.02
Net realized and unrealized gain (loss)	.07	1.25	.58	(.69)	.94	1.56
Total from investment operations	.13	1.29	.66	(.64)	.97	1.58
Distributions from net investment income	(.05)	(.08)	(.02)	(.03)	-	(.05)
Distributions from net realized gain	(.18)	(.25)	-	(.02)	-	-
Total distributions	(.23)	(.32) J	(.02)	(.05)	-	(.05)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.18	$ 8.28	$ 7.31	$ 6.67	$ 7.36	$ 6.39
Total Return B, C, D	1.67%	18.30%	9.98%	(8.72)%	15.18%	33.10%
Ratios to Average Net Assets F, H
Expenses before reductions	2.22% A	2.26%	2.31%	2.51%	2.80%	2.85%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.20%	2.25%	2.25%
Expenses net of all reductions	2.20% A	2.18%	2.17%	2.17%	2.22%	2.22%
Net investment income (loss)	1.50% A	.46%	1.13%	.69%	.40%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,912	$ 3,584	$ 2,737	$ 1,396	$ 1,423	$ 1,714
Portfolio turnover rate G	81% A	89%	110%	75%	67%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total International Equity

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 7.32	$ 6.69	$ 7.37	$ 6.41	$ 4.91
Income from Investment Operations
Net investment income (loss) D	.11	.12	.15	.12	.09	.07
Net realized and unrealized gain (loss)	.07	1.24	.58	(.68)	.96	1.55
Total from investment operations	.18	1.36	.73	(.56)	1.05	1.62
Distributions from net investment income	(.12)	(.15)	(.10)	(.10)	(.06)	(.12)
Distributions from net realized gain	(.18)	(.25)	-	(.02)	(.03)	-
Total distributions	(.30)	(.39) I	(.10)	(.12)	(.09)	(.12)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 8.17	$ 8.29	$ 7.32	$ 6.69	$ 7.37	$ 6.41
Total Return B, C	2.30%	19.48%	11.03%	(7.70)%	16.45%	34.23%
Ratios to Average Net Assets E, G
Expenses before reductions	1.04% A	1.09%	1.16%	1.42%	1.79%	1.87%
Expenses net of fee waivers, if any	1.03% A	1.09%	1.16%	1.20%	1.25%	1.25%
Expenses net of all reductions	1.03% A	1.07%	1.13%	1.17%	1.22%	1.22%
Net investment income (loss)	2.67% A	1.57%	2.16%	1.69%	1.40%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 340,448	$ 324,395	$ 281,979	$ 131,338	$ 60,826	$ 33,061
Portfolio turnover rate F	81% A	89%	110%	75%	67%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.26	$ 7.30	$ 6.67	$ 7.35	$ 6.41	$ 4.91
Income from Investment Operations
Net investment income (loss) D	.10	.11	.14	.12	.10	.07
Net realized and unrealized gain (loss)	.08	1.24	.59	(.68)	.95	1.55
Total from investment operations	.18	1.35	.73	(.56)	1.05	1.62
Distributions from net investment income	(.12)	(.15)	(.10)	(.10)	(.08)	(.12)
Distributions from net realized gain	(.18)	(.25)	-	(.02)	(.03)	-
Total distributions	(.30)	(.39) I	(.10)	(.12)	(.11)	(.12)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 8.14	$ 8.26	$ 7.30	$ 6.67	$ 7.35	$ 6.41
Total Return B, C	2.25%	19.40%	11.06%	(7.72)%	16.48%	34.23%
Ratios to Average Net Assets E, G
Expenses before reductions	1.16% A	1.21%	1.27%	1.48%	1.82%	1.80%
Expenses net of fee waivers, if any	1.15% A	1.20%	1.20%	1.20%	1.25%	1.25%
Expenses net of all reductions	1.15% A	1.18%	1.17%	1.17%	1.23%	1.22%
Net investment income (loss)	2.55% A	1.46%	2.13%	1.69%	1.40%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,207	$ 2,372	$ 1,514	$ 197	$ 28	$ 1,308
Portfolio turnover rate F	81% A	89%	110%	75%	67%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total International Equity and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 68,577,734
Gross unrealized depreciation	(6,211,211)
Net unrealized appreciation (depreciation) on securities and other investments	$ 62,366,523

Tax cost	$ 318,469,609

Capital loss carry forwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2012 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration:
2016	$ (2,434,120)
2017	(15,708,944)
2019	(8,855,997)
Total capital loss carryforward	$ (26,999,061)

Due to large subscriptions in a prior period, $26,999,061 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $4,535,766 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $150,586,677 and $141,495,612, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Total International Equity as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .75% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 11,452	$ 422
Class T	.25%	.25%	21,596	227
Class B	.75%	.25%	937	708
Class C	.75%	.25%	18,908	2,222
			$ 52,893	$ 3,579

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,546
Class T	602
Class B*	2
Class C*	178
$ 2,328

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,283.27
Class T	11,519.27
Class B	282.30
Class C	5,769.31
Total International Equity	196,410.12
Institutional Class	2,691.24
	$ 228,954

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $211 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $329 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $51,266, including $462 from securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 13, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class B	2.20%	$ 18
Class C	2.20%	421
		$ 439

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,394.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 114,661	$ 102,760
Class T	92,140	49,034
Class B	757	1,541
Class C	24,034	28,314
Total International Equity	4,825,256	5,630,153
Institutional Class	33,527	33,750
Total	$ 5,090,375	$ 5,845,552
From net realized gain
Class A	$ 201,491	$ 199,811
Class T	179,326	93,853
Class B	4,154	6,990
Class C	83,657	92,492
Total International Equity	7,158,781	9,320,186
Institutional Class	51,867	55,869
Total	$ 7,679,276	$ 9,769,201

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	134,715	510,102	$ 1,082,299	$ 3,880,513
Reinvestment of distributions	38,586	41,103	306,761	293,886
Shares redeemed	(103,237)	(248,440)	(831,388)	(1,903,860)
Net increase (decrease)	70,064	302,765	$ 557,672	$ 2,270,539
Class T
Shares sold	269,598	807,518	$ 2,174,639	$ 6,202,497
Reinvestment of distributions	33,829	19,724	270,968	142,209
Shares redeemed	(116,317)	(195,438)	(935,712)	(1,518,035)
Net increase (decrease)	187,110	631,804	$ 1,509,895	$ 4,826,671
Class B
Shares sold	2,568	827	$ 21,032	$ 6,304
Reinvestment of distributions	604	1,165	4,866	8,437
Shares redeemed	(3,815)	(8,955)	(30,657)	(69,218)
Net increase (decrease)	(643)	(6,963)	$ (4,759)	$ (54,477)
Class C
Shares sold	109,066	129,341	$ 887,102	$ 986,204
Reinvestment of distributions	10,201	12,546	81,608	90,328
Shares redeemed	(74,120)	(83,065)	(599,031)	(635,648)
Net increase (decrease)	45,147	58,822	$ 369,679	$ 440,884
Total International Equity
Shares sold	4,521,455	10,376,724	$ 36,543,858	$ 77,880,274
Reinvestment of distributions	1,486,031	2,062,441	11,828,806	14,746,450
Shares redeemed	(3,472,142)	(11,840,491)	(27,878,138)	(90,585,484)
Net increase (decrease)	2,535,344	598,674	$ 20,494,526	$ 2,041,240
Institutional Class
Shares sold	38,663	142,800	$ 311,244	$ 1,078,337
Reinvestment of distributions	10,120	12,587	80,252	89,619
Shares redeemed	(64,805)	(75,629)	(517,133)	(583,086)
Net increase (decrease)	(16,022)	79,758	$ (125,637)	$ 584,870

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

11. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned approximately 72% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank & Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ATIE-USAN-0614
1.853366.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total International Equity

Fund - Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Institutional Class is
a class of Fidelity®
Total International Equity Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.43%
Actual		$ 1,000.00	$ 1,021.90	$ 7.17
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.15
Class T	1.68%
Actual		$ 1,000.00	$ 1,019.30	$ 8.41
HypotheticalA		$ 1,000.00	$ 1,016.46	$ 8.40
Class B	2.20%
Actual		$ 1,000.00	$ 1,017.90	$ 11.01
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,016.70	$ 11.00
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Total International Equity	1.03%
Actual		$ 1,000.00	$ 1,023.00	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,022.50	$ 5.77
HypotheticalA		$ 1,000.00	$ 1,019.09	$ 5.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United Kingdom 15.7%
Japan 12.4%
United States of America* 9.7%
Switzerland 8.2%
France 7.5%
Germany 4.7%
India 4.2%
Korea (South) 3.8%
Sweden 3.4%
Other 30.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of October 31, 2013
United Kingdom 16.7%
Japan 14.4%
United States of America* 7.3%
France 7.1%
Switzerland 6.8%
Germany 5.2%
Australia 3.8%
India 3.0%
Korea (South) 2.7%
Other 33.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.0	98.4
Short-Term Investments and Net Other Assets (Liabilities)	3.0	1.6
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.2	1.6
Total SA (France, Oil, Gas & Consumable Fuels)	1.8	1.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.7	1.5
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.7	1.4
UBS AG (NY Shares) (Switzerland, Capital Markets)	1.4	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.4	1.1
Prudential PLC (United Kingdom, Insurance)	1.4	1.0
DENSO Corp. (Japan, Auto Components)	1.3	1.2
Linde AG (Germany, Chemicals)	1.0	0.8
SoftBank Corp. (Japan, Wireless Telecommunication Services)	1.0	0.9
	14.9
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.0	24.3
Consumer Discretionary	13.4	13.2
Consumer Staples	12.7	13.8
Industrials	12.3	12.9
Health Care	12.0	9.3
Information Technology	8.0	5.9
Materials	6.2	6.3
Telecommunication Services	6.0	5.9
Energy	3.5	4.5
Utilities	2.9	2.3

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Australia - 3.3%
Ansell Ltd.	36,338	$ 610,682
Australia & New Zealand Banking Group Ltd.	75,902	2,430,582
CSL Ltd.	43,674	2,776,420
DuluxGroup Ltd.	11,047	58,805
Imdex Ltd. (a)	41,667	28,451
Ramsay Health Care Ltd.	1,907	79,386
RCG Corp. Ltd.	76,989	53,284
Sydney Airport unit	189,266	741,995
Telstra Corp. Ltd.	154,967	751,494
Transurban Group unit	192,589	1,300,713
Westpac Banking Corp.	96,303	3,154,358
TOTAL AUSTRALIA		11,986,170
Austria - 0.5%
Andritz AG	28,961	1,797,410
Zumtobel AG	3,400	70,755
TOTAL AUSTRIA		1,868,165
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	53,018	267,025
Bailiwick of Jersey - 0.9%
Informa PLC	194,857	1,586,750
Shire PLC	13,080	748,071
Wolseley PLC	14,978	865,132
TOTAL BAILIWICK OF JERSEY		3,199,953
Belgium - 2.7%
Anheuser-Busch InBev SA NV (d)	55,771	6,078,810
Gimv NV	1,919	99,491
KBC Ancora (a)	4,181	153,249
KBC Groupe SA	46,113	2,809,137
UCB SA	8,488	695,834
TOTAL BELGIUM		9,836,521
Bermuda - 1.2%
Hongkong Land Holdings Ltd.	89,000	623,000
Lazard Ltd. Class A	17,000	799,850
Man Wah Holdings Ltd.	313,200	513,049
Texwinca Holdings Ltd.	854,000	917,563
Vostok Nafta Investment Ltd. SDR (a)	6,960	45,492
Common Stocks - continued
	Shares	Value
Bermuda - continued
Vtech Holdings Ltd.	41,300	$ 569,989
Yue Yuen Industrial (Holdings) Ltd.	350,000	1,081,201
TOTAL BERMUDA		4,550,144
Brazil - 0.9%
Arezzo Industria e Comercio SA	3,300	36,926
Banco Bradesco SA	20,210	310,435
Fleury SA	98,900	663,547
Natura Cosmeticos SA	36,500	625,153
Telefonica Brasil SA	44,400	800,883
Terna Participacoes SA unit	65,300	584,252
Tractebel Energia SA	28,900	429,790
TOTAL BRAZIL		3,450,986
British Virgin Islands - 0.0%
Gem Diamonds Ltd. (a)	18,923	53,036
Canada - 0.3%
Canadian Pacific Railway Ltd.	2,066	322,590
Pason Systems, Inc.	5,900	163,857
Potash Corp. of Saskatchewan, Inc.	15,200	549,449
ShawCor Ltd. Class A	1,600	71,267
TOTAL CANADA		1,107,163
Cayman Islands - 2.4%
ENN Energy Holdings Ltd.	86,000	601,216
Ginko International Co. Ltd.	22,000	369,760
Goodbaby International Holdings Ltd.	969,000	531,185
Gourmet Master Co. Ltd.	109,000	883,476
Hengan International Group Co. Ltd.	63,500	668,749
Mindray Medical International Ltd. sponsored ADR (d)	14,200	469,452
NetEase.com, Inc. sponsored ADR	6,200	422,158
Sands China Ltd.	221,200	1,614,859
Silergy Corp.	64,000	530,407
SITC International Holdings Co. Ltd.	795,000	350,692
Tencent Holdings Ltd.	11,300	704,269
Wynn Macau Ltd.	374,800	1,476,875
TOTAL CAYMAN ISLANDS		8,623,098
Chile - 0.9%
Aguas Andinas SA	1,086,569	670,326
Compania Cervecerias Unidas SA sponsored ADR (d)	49,655	1,170,368
Common Stocks - continued
	Shares	Value
Chile - continued
Embotelladora Andina SA sponsored ADR	24,400	$ 590,968
Quinenco SA	370,062	819,802
TOTAL CHILE		3,251,464
China - 0.8%
China Communications Services Corp. Ltd. (H Shares)	1,042,000	528,194
China Longyuan Power Grid Corp. Ltd. (H Shares)	521,000	536,258
China Pacific Insurance Group Co. Ltd. (H Shares)	161,400	505,875
China Telecom Corp. Ltd. (H Shares)	1,190,000	608,791
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	376,000	378,282
Tong Ren Tang Technologies Co. Ltd. (H Shares)	158,000	455,478
TOTAL CHINA		3,012,878
Denmark - 1.6%
A.P. Moller - Maersk A/S Series B	438	1,043,710
Jyske Bank A/S (Reg.) (a)	15,654	859,806
Novo Nordisk A/S Series B sponsored ADR	74,000	3,358,860
Spar Nord Bank A/S	13,331	149,912
Vestas Wind Systems A/S (a)	13,000	577,026
TOTAL DENMARK		5,989,314
Finland - 0.7%
Nokian Tyres PLC	17,358	689,216
Sampo Oyj (A Shares) (d)	28,353	1,407,819
Tikkurila Oyj	17,580	436,086
TOTAL FINLAND		2,533,121
France - 7.5%
Arkema SA	8,713	971,511
Atos Origin SA	12,616	1,089,200
AXA SA	80,606	2,099,585
BNP Paribas SA	31,154	2,338,715
Cap Gemini SA	13,502	953,646
Carrefour SA	24,285	944,381
GDF Suez (d)	64,669	1,630,634
Havas SA	90,586	720,115
Laurent-Perrier Group SA	859	85,924
Orange SA	70,100	1,135,711
Remy Cointreau SA	4,581	402,872
Renault SA	10,211	993,761
Safran SA	21,914	1,472,844
Saft Groupe SA	1,121	39,860
Sanofi SA	31,513	3,400,880
Common Stocks - continued
	Shares	Value
France - continued
Schneider Electric SA	7,290	$ 683,186
Solocal Group SA (a)	17,630	40,357
Total SA (a)	93,815	6,711,921
Vetoquinol SA	1,500	81,784
Virbac SA	410	98,263
Vivendi SA	50,719	1,360,859
TOTAL FRANCE		27,256,009
Germany - 4.2%
alstria office REIT-AG	2,900	40,012
BASF AG	25,084	2,903,388
Bayer AG (d)	23,912	3,317,431
Bilfinger Berger AG	1,120	133,055
CompuGroup Medical AG	6,146	163,797
Continental AG	4,083	956,459
CTS Eventim AG	3,583	228,163
Deutsche Lufthansa AG	27,181	681,789
Deutsche Post AG	18,921	712,295
Fielmann AG	1,079	145,878
Fresenius SE & Co. KGaA	6,100	927,104
Linde AG	17,049	3,534,930
Siemens AG	11,062	1,459,303
TOTAL GERMANY		15,203,604
Greece - 0.0%
Titan Cement Co. SA (Reg.)	3,944	124,208
Hong Kong - 0.5%
China Merchant Holdings International Co. Ltd.	160,000	500,455
Lenovo Group Ltd.	874,000	994,290
Techtronic Industries Co. Ltd.	143,500	457,174
TOTAL HONG KONG		1,951,919
India - 4.2%
Bharti Airtel Ltd.	127,865	695,451
Container Corp. of India Ltd.	39,820	643,837
Dr. Reddy's Laboratories Ltd.	15,012	673,719
Exide Industries Ltd.	296,426	588,527
Grasim Industries Ltd.	17,502	773,160
Havells India Ltd.	41,295	637,688
Hindalco Industries Ltd.	275,724	613,939
Housing Development Finance Corp. Ltd.	141,456	2,105,951
IDFC Ltd.	395,090	746,716
Common Stocks - continued
	Shares	Value
India - continued
Infosys Ltd.	27,254	$ 1,450,018
Jyothy Laboratories Ltd. (a)	23,119	72,847
Kotak Mahindra Bank Ltd. (a)	63,866	849,852
Larsen & Toubro Ltd.	33,828	725,803
Lupin Ltd.	40,075	683,819
NTPC Ltd.	500,814	966,090
Prestige Estates Projects Ltd.	319,788	901,599
Punjab National Bank	64,685	863,264
Shriram Transport Finance Co. Ltd.	63,051	768,132
Wipro Ltd.	52,814	457,726
TOTAL INDIA		15,218,138
Indonesia - 0.2%
PT Bank Rakyat Indonesia Tbk	658,100	563,525
Ireland - 1.2%
Actavis PLC (a)	3,300	674,289
CRH PLC sponsored ADR	52,529	1,538,049
FBD Holdings PLC	5,372	129,270
James Hardie Industries PLC:
CDI	9,656	123,074
sponsored ADR	28,255	1,812,276
TOTAL IRELAND		4,276,958
Israel - 0.6%
Azrieli Group	13,096	443,156
Ituran Location & Control Ltd.	1,761	42,299
NICE Systems Ltd. sponsored ADR	10,100	436,320
Sarine Technologies Ltd.	38,000	83,959
Strauss Group Ltd.	2,359	42,667
Teva Pharmaceutical Industries Ltd. sponsored ADR	26,909	1,314,774
TOTAL ISRAEL		2,363,175
Italy - 0.9%
Azimut Holding SpA	21,114	657,617
Beni Stabili SpA SIIQ	187,010	166,955
Interpump Group SpA	55,991	793,104
Prada SpA	83,100	663,475
Telecom Italia SpA	309,600	397,845
Unione di Banche Italiane ScpA	62,459	594,436
TOTAL ITALY		3,273,432
Common Stocks - continued
	Shares	Value
Japan - 12.4%
AEON Mall Co. Ltd.	20,300	$ 483,300
Air Water, Inc.	3,000	42,109
Aozora Bank Ltd.	259,000	770,147
Artnature, Inc.	4,000	114,168
Asahi Co. Ltd.	4,600	61,102
Astellas Pharma, Inc.	78,400	871,921
Autobacs Seven Co. Ltd.	4,400	68,043
Azbil Corp.	4,700	106,518
Coca-Cola Central Japan Co. Ltd.	20,500	460,791
Cosmos Pharmaceutical Corp.	800	85,528
Daikokutenbussan Co. Ltd.	5,000	129,799
DENSO Corp.	105,100	4,782,366
Dentsu, Inc.	18,600	764,122
East Japan Railway Co.	20,400	1,487,174
Fanuc Corp.	7,300	1,313,836
Fast Retailing Co. Ltd.	4,300	1,336,245
Glory Ltd.	2,100	54,146
Goldcrest Co. Ltd.	6,560	136,738
Harmonic Drive Systems, Inc.	3,000	84,951
Hitachi Ltd.	137,000	974,216
Hoya Corp.	38,900	1,146,815
Iida Group Holdings Co. Ltd. (a)	4,424	65,775
Itochu Corp.	141,400	1,582,253
Iwatsuka Confectionary Co. Ltd.	1,200	65,731
Japan Tobacco, Inc.	66,300	2,176,386
KDDI Corp.	19,300	1,027,345
Keyence Corp.	6,321	2,435,101
Kobayashi Pharmaceutical Co. Ltd.	1,700	103,096
Koshidaka Holdings Co. Ltd.	2,000	59,275
Kyoto Kimono Yuzen Co. Ltd.	2,800	27,717
Lasertec Corp. (a)	5,500	54,712
Meiko Network Japan Co. Ltd.	2,700	29,183
Miraial Co. Ltd.	2,400	37,373
Mitsubishi Electric Corp.	75,000	853,181
Mitsubishi UFJ Financial Group, Inc.	401,700	2,136,842
Mitsui Fudosan Co. Ltd.	71,000	2,098,019
Mizuho Financial Group, Inc.	756,900	1,482,470
Nabtesco Corp.	3,300	70,981
Nagaileben Co. Ltd.	6,100	117,424
ND Software Co. Ltd.	3,000	54,228
Nihon M&A Center, Inc.	4,200	98,062
Nihon Parkerizing Co. Ltd.	7,000	152,619
Common Stocks - continued
	Shares	Value
Japan - continued
Nippon Seiki Co. Ltd.	4,000	$ 69,839
Nippon Telegraph & Telephone Corp.	26,800	1,487,206
NS Tool Co. Ltd.	1,900	32,151
OBIC Co. Ltd.	4,000	119,920
Omron Corp.	17,700	625,001
ORIX Corp.	70,000	1,011,298
OSG Corp.	10,700	172,481
San-Ai Oil Co. Ltd.	7,000	46,559
Seven & i Holdings Co., Ltd.	28,500	1,123,720
Seven Bank Ltd.	407,100	1,541,035
SHO-BOND Holdings Co. Ltd.	20,200	909,874
Shoei Co. Ltd.	5,900	80,852
SoftBank Corp.	47,500	3,526,434
Software Service, Inc.	1,600	56,654
Sony Financial Holdings, Inc.	44,500	712,975
Sumitomo Mitsui Trust Holdings, Inc.	200,920	827,931
Techno Medica Co. Ltd.	1,800	35,530
The Nippon Synthetic Chemical Industry Co. Ltd.	10,000	66,513
TKC Corp.	2,000	40,475
Tocalo Co. Ltd.	2,800	43,738
Tsutsumi Jewelry Co. Ltd.	2,000	45,288
USS Co. Ltd.	129,700	1,889,014
Workman Co. Ltd.	2,000	80,403
Yamato Kogyo Co. Ltd.	23,100	665,197
TOTAL JAPAN		45,211,896
Kenya - 0.1%
Safaricom Ltd.	2,813,700	423,623
Korea (South) - 3.5%
Coway Co. Ltd.	2,597	204,874
E-Mart Co. Ltd.	3,664	836,999
Hyundai Motor Co.	9,796	2,180,892
KEPCO Plant Service & Engineering Co. Ltd.	20,631	1,341,984
Kiwoom Securities Co. Ltd.	10,628	521,575
Korea Electric Power Corp.	35,610	1,361,805
KT Corp.	35,110	1,119,317
KT&G Corp.	9,384	752,101
Leeno Industrial, Inc.	2,264	65,196
LG Corp.	6,510	362,332
LG Household & Health Care Ltd.	2,127	971,778
Naver Corp.	851	607,916
Samsung Fire & Marine Insurance Co. Ltd.	3,571	846,864
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Shinhan Financial Group Co. Ltd.	21,400	$ 934,257
TK Corp. (a)	26,685	525,641
TOTAL KOREA (SOUTH)		12,633,531
Luxembourg - 0.4%
Millicom International Cellular SA (depository receipt)	7,600	751,561
RTL Group SA	5,427	602,558
TOTAL LUXEMBOURG		1,354,119
Malaysia - 0.5%
Axiata Group Bhd	340,900	703,221
Top Glove Corp. Bhd	310,800	457,269
YTL Corp. Bhd	1,396,800	689,302
TOTAL MALAYSIA		1,849,792
Mexico - 1.0%
Banregio Grupo Financiero S.A.B. de CV	91,800	530,546
Bolsa Mexicana de Valores S.A.B. de CV	289,000	592,900
Consorcio ARA S.A.B. de CV (a)	1,243,655	546,599
Fomento Economico Mexicano S.A.B. de CV:
unit	73,800	673,481
sponsored ADR	5,833	529,461
Kimberly-Clark de Mexico SA de CV Series A	187,500	487,426
Megacable Holdings S.A.B. de CV unit	120,500	477,938
TOTAL MEXICO		3,838,351
Netherlands - 1.4%
Aalberts Industries NV	7,600	252,894
ASM International NV (depositary receipt)	1,250	54,413
Heijmans NV (Certificaten Van Aandelen)	8,481	152,136
ING Groep NV (Certificaten Van Aandelen) (a)	229,523	3,281,000
Koninklijke Philips Electronics NV	17,602	563,496
Unilever NV (Certificaten Van Aandelen) (Bearer)	17,900	767,573
VastNed Retail NV	3,338	171,670
TOTAL NETHERLANDS		5,243,182
Philippines - 0.2%
Jollibee Food Corp.	14,560	56,182
Security Bank Corp.	205,586	553,918
TOTAL PHILIPPINES		610,100
Poland - 0.1%
Telekomunikacja Polska SA	143,400	489,738
Common Stocks - continued
	Shares	Value
Portugal - 0.3%
Jeronimo Martins SGPS SA	71,769	$ 1,255,064
Singapore - 0.3%
Singapore Telecommunications Ltd.	329,000	1,005,081
South Africa - 1.2%
African Bank Investments Ltd.	457,707	542,522
Clicks Group Ltd.	126,095	768,879
Nampak Ltd.	25,130	93,636
Naspers Ltd. Class N	9,500	895,775
Remgro Ltd.	39,000	784,597
Shoprite Holdings Ltd.	33,800	564,452
Standard Bank Group Ltd.	48,671	638,800
TOTAL SOUTH AFRICA		4,288,661
Spain - 1.2%
Amadeus IT Holding SA Class A	19,364	804,730
Grifols SA	1,546	82,576
Inditex SA	16,362	2,454,986
International Consolidated Airlines Group SA CDI (a)	99,700	680,236
Prosegur Compania de Seguridad SA (Reg.)	79,176	530,551
TOTAL SPAIN		4,553,079
Sweden - 3.4%
ASSA ABLOY AB (B Shares)	38,500	2,038,033
Atlas Copco AB (A Shares) (d)	56,059	1,622,574
Fagerhult AB	15,485	769,225
H&M Hennes & Mauritz AB (B Shares)	47,310	1,926,685
Intrum Justitia AB	28,363	820,504
Nordea Bank AB	134,067	1,937,128
SKF AB (B Shares)	43,000	1,111,009
Svenska Cellulosa AB (SCA) (B Shares)	33,626	941,727
Svenska Handelsbanken AB (A Shares)	28,415	1,425,950
TOTAL SWEDEN		12,592,835
Switzerland - 8.2%
Coca-Cola HBC AG	31,720	802,270
Nestle SA	102,411	7,914,762
Novartis AG	57,423	4,991,929
Roche Holding AG (participation certificate)	21,360	6,265,877
Schindler Holding AG:
(participation certificate)	6,511	1,007,611
(Reg.)	2,001	305,118
Swatch Group AG (Bearer)	1,560	1,000,591
Common Stocks - continued
	Shares	Value
Switzerland - continued
Swiss Re Ltd.	17,540	$ 1,531,586
Syngenta AG (Switzerland)	2,200	871,182
UBS AG (NY Shares)	247,497	5,175,162
TOTAL SWITZERLAND		29,866,088
Taiwan - 3.0%
Chicony Electronics Co. Ltd.	172,000	447,597
China Life Insurance Co. Ltd.	705,000	616,996
Chroma ATE, Inc.	275,116	708,641
CTCI Corp.	357,000	570,433
Edison Opto Corp.	256,000	304,242
EPISTAR Corp.	185,000	404,154
Everlight Electronics Co. Ltd.	176,000	411,914
GeoVision, Inc.	62,000	337,074
King Slide Works Co. Ltd.	36,000	469,013
Lextar Electronics Corp.	406,000	396,370
President Chain Store Corp.	105,000	781,439
St.Shine Optical Co. Ltd.	19,000	402,480
Taiwan Mobile Co. Ltd.	185,000	597,338
Taiwan Semiconductor Manufacturing Co. Ltd.	681,035	2,678,913
Unified-President Enterprises Corp.	696,988	1,180,689
Wowprime Corp.	37,200	561,105
TOTAL TAIWAN		10,868,398
Thailand - 0.2%
Minor International PCL (For. Reg.)	596,500	453,458
Thai Union Frozen Products PCL (For. Reg.)	206,800	447,342
TOTAL THAILAND		900,800
Turkey - 0.6%
Albaraka Turk Katilim Bankasi A/S	88,907	70,316
Coca-Cola Icecek Sanayi A/S	33,889	793,640
Enka Insaat ve Sanayi A/S	251,062	760,956
Turkiye Garanti Bankasi A/S	122,143	449,938
TOTAL TURKEY		2,074,850
United Kingdom - 15.7%
Advanced Computer Software Group PLC	21,000	42,282
AstraZeneca PLC (United Kingdom)	34,928	2,757,031
Babcock International Group PLC	34,500	695,503
Babcock International Group PLC rights 5/6/14 (a)	11,923	80,523
BAE Systems PLC	168,321	1,136,773
Barclays PLC	392,826	1,677,386
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Barclays PLC sponsored ADR	33,233	$ 568,617
Bellway PLC	5,928	144,027
Berendsen PLC	7,728	135,046
BG Group PLC	89,627	1,812,888
BHP Billiton PLC	73,061	2,371,881
Britvic PLC	10,317	126,202
BT Group PLC	123,825	772,996
Bunzl PLC	43,457	1,233,397
Compass Group PLC	79,014	1,256,696
Dechra Pharmaceuticals PLC	9,000	104,850
Derwent London PLC	2,000	91,849
Elementis PLC	34,808	162,969
GlaxoSmithKline PLC	123,897	3,423,344
Great Portland Estates PLC	14,772	156,380
Hilton Food Group PLC	5,400	48,641
HSBC Holdings PLC sponsored ADR	58,766	3,015,871
Imperial Tobacco Group PLC	53,757	2,320,818
InterContinental Hotel Group PLC ADR	64,747	2,228,592
ITV PLC	334,319	1,027,325
Jazztel PLC (a)	28,824	442,278
Johnson Matthey PLC	27,877	1,540,520
Kingfisher PLC	199,527	1,408,501
Meggitt PLC	15,735	126,645
National Grid PLC	178,491	2,536,940
Next PLC	6,400	704,536
Persimmon PLC	4,537	100,503
Prudential PLC	213,786	4,914,756
Reckitt Benckiser Group PLC	34,751	2,801,664
Reed Elsevier PLC	99,913	1,471,004
Rexam PLC	81,188	679,906
Rolls-Royce Group PLC	74,752	1,325,218
Rotork PLC	16,703	730,697
Royal Dutch Shell PLC Class A sponsored ADR	31,130	2,451,176
SABMiller PLC	52,863	2,874,422
Shaftesbury PLC	56,637	632,565
Spectris PLC	5,370	201,734
Spirax-Sarco Engineering PLC	4,807	235,287
Standard Chartered PLC (United Kingdom)	30,912	668,838
Ted Baker PLC	2,575	80,388
Tullow Oil PLC	33,000	490,311
Ultra Electronics Holdings PLC	4,101	117,433
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Unite Group PLC	84,677	$ 604,043
Vodafone Group PLC sponsored ADR	72,626	2,756,883
TOTAL UNITED KINGDOM		57,288,135
United States of America - 6.7%
AbbVie, Inc.	13,629	709,798
ANSYS, Inc. (a)	400	30,524
Autoliv, Inc.	16,054	1,637,187
Berkshire Hathaway, Inc. Class B (a)	7,216	929,782
BorgWarner, Inc.	31,394	1,950,823
Broadridge Financial Solutions, Inc.	1,140	43,708
Cabot Corp.	11,466	662,735
Cognizant Technology Solutions Corp. Class A (a)	9,600	459,888
Cummins, Inc.	6,991	1,054,592
Dril-Quip, Inc. (a)	770	87,102
Evercore Partners, Inc. Class A	1,960	104,723
FMC Technologies, Inc. (a)	11,403	646,550
Google, Inc.:
Class A (a)	1,290	689,995
Class C (a)	1,290	679,391
Greenhill & Co., Inc.	820	41,123
JPMorgan Chase & Co.	6,100	341,478
Kennedy-Wilson Holdings, Inc.	5,483	119,749
Martin Marietta Materials, Inc.	10,080	1,253,246
MasterCard, Inc. Class A	24,690	1,815,950
Mead Johnson Nutrition Co. Class A	9,200	811,992
Mohawk Industries, Inc. (a)	8,035	1,063,914
National Oilwell Varco, Inc.	5,046	396,262
Oceaneering International, Inc.	5,538	405,825
Philip Morris International, Inc.	13,200	1,127,676
PriceSmart, Inc.	8,985	862,919
ResMed, Inc.	17,420	868,387
ResMed, Inc. CDI	128,048	644,745
Solera Holdings, Inc.	16,594	1,074,959
SS&C Technologies Holdings, Inc. (a)	20,554	799,962
T-Mobile U.S., Inc. (a)	16,400	480,356
The Rubicon Project, Inc.	2,176	31,269
Common Stocks - continued
	Shares	Value
United States of America - continued
Union Pacific Corp.	4,300	$ 818,849
Visa, Inc. Class A	9,101	1,843,954
TOTAL UNITED STATES OF AMERICA		24,489,413
TOTAL COMMON STOCKS (Cost $288,253,414)		350,796,742
Nonconvertible Preferred Stocks - 1.0%

Brazil - 0.2%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	13,600	643,480
Germany - 0.5%
Sartorius AG (non-vtg.)	900	117,120
Volkswagen AG	7,090	1,909,228
TOTAL GERMANY		2,026,348
Korea (South) - 0.3%
Samsung Electronics Co. Ltd.	954	957,601
United Kingdom - 0.0%
Rolls-Royce Group PLC Series C (a)	10,016,768	16,912
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,006,328)		3,644,341
Money Market Funds - 7.2%

Fidelity Cash Central Fund, 0.11% (b)	10,604,459	10,604,459
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	15,790,590	15,790,590
TOTAL MONEY MARKET FUNDS (Cost $26,395,049)		26,395,049
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $317,654,791)		380,836,132
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(15,272,382)
NET ASSETS - 100%		$ 365,563,750
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,094
Fidelity Securities Lending Cash Central Fund	51,266
Total	$ 54,360
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 49,881,884	$ 49,881,884	$ -	$ -
Consumer Staples	47,028,855	32,267,710	14,761,145	-
Energy	13,283,718	6,571,797	6,711,921	-
Financials	72,558,456	52,089,538	20,468,918	-
Health Care	43,945,077	21,000,407	22,944,670	-
Industrials	44,750,452	40,783,103	2,666,636	1,300,713
Information Technology	29,040,548	24,453,891	4,586,657	-
Materials	22,082,875	18,066,652	4,016,223	-
Telecommunication Services	21,862,605	16,340,739	5,521,866	-
Utilities	10,006,613	6,107,868	3,898,745	-
Money Market Funds	26,395,049	26,395,049	-	-
Total Investments in Securities:	$ 380,836,132	$ 293,958,638	$ 85,576,781	$ 1,300,713

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 10,734,229
Level 2 to Level 1	$ 35,131,856

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,783,232) - See accompanying schedule: Unaffiliated issuers (cost $291,259,742)	$ 354,441,083
Fidelity Central Funds (cost $26,395,049)	26,395,049
Total Investments (cost $317,654,791)		$ 380,836,132
Cash		39,621
Foreign currency held at value (cost $78,223)		78,245
Receivable for investments sold		1,512,491
Receivable for fund shares sold		95,013
Dividends receivable		1,720,244
Distributions receivable from Fidelity Central Funds		16,854
Prepaid expenses		293
Other receivables		5,602
Total assets		384,304,495

Liabilities
Payable for investments purchased	$ 2,208,970
Payable for fund shares redeemed	142,405
Accrued management fee	220,542
Distribution and service plan fees payable	9,167
Other affiliated payables	53,930
Other payables and accrued expenses	315,141
Collateral on securities loaned, at value	15,790,590
Total liabilities		18,740,745

Net Assets		$ 365,563,750
Net Assets consist of:
Paid in capital		$ 327,190,299
Undistributed net investment income		4,248,376
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(28,841,583)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		62,966,658
Net Assets		$ 365,563,750

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,477,898 ÷ 1,161,855 shares)	$ 8.16

Maximum offering price per share (100/94.25 of $8.16)	$ 8.66
Class T: Net Asset Value and redemption price per share ($9,334,218 ÷ 1,137,648 shares)	$ 8.20

Maximum offering price per share (100/96.50 of $8.20)	$ 8.50
Class B: Net Asset Value and offering price per share ($184,558 ÷ 22,401 shares)A	$ 8.24

Class C: Net Asset Value and offering price per share ($3,912,266 ÷ 478,245 shares)A	$ 8.18

Total International Equity: Net Asset Value, offering price and redemption price per share ($340,447,632 ÷ 41,656,837 shares)	$ 8.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,207,178 ÷ 271,211 shares)	$ 8.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 6,970,236
Income from Fidelity Central Funds		54,360
Income before foreign taxes withheld		7,024,596
Less foreign taxes withheld		(414,154)
Total income		6,610,442

Expenses
Management fee Basic fee	$ 1,251,048
Performance adjustment	95,904
Transfer agent fees	228,954
Distribution and service plan fees	52,893
Accounting and security lending fees	92,747
Custodian fees and expenses	121,469
Independent trustees' compensation	696
Registration fees	32,106
Audit	42,510
Legal	798
Miscellaneous	1,477
Total expenses before reductions	1,920,602
Expense reductions	(1,833)	1,918,769
Net investment income (loss)		4,691,673
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	525,985
Foreign currency transactions	(112,744)
Total net realized gain (loss)		413,241
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $102,625)	2,931,866
Assets and liabilities in foreign currencies	7,347
Total change in net unrealized appreciation (depreciation)		2,939,213
Net gain (loss)		3,352,454
Net increase (decrease) in net assets resulting from operations		$ 8,044,127

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,691,673	$ 5,165,980
Net realized gain (loss)	413,241	8,529,722
Change in net unrealized appreciation (depreciation)	2,939,213	44,726,463
Net increase (decrease) in net assets resulting from operations	8,044,127	58,422,165
Distributions to shareholders from net investment income	(5,090,375)	(5,845,552)
Distributions to shareholders from net realized gain	(7,679,276)	(9,769,201)
Total distributions	(12,769,651)	(15,614,753)
Share transactions - net increase (decrease)	22,801,376	10,109,727
Redemption fees	2,464	2,498
Total increase (decrease) in net assets	18,078,316	52,919,637

Net Assets
Beginning of period	347,485,434	294,565,797
End of period (including undistributed net investment income of $4,248,376 and undistributed net investment income of $4,647,078, respectively)	$ 365,563,750	$ 347,485,434

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.27	$ 7.31	$ 6.67	$ 7.36	$ 6.40	$ 4.90
Income from Investment Operations
Net investment income (loss) E	.09	.09	.13	.11	.08	.06
Net realized and unrealized gain (loss)	.08	1.24	.59	(.69)	.95	1.55
Total from investment operations	.17	1.33	.72	(.58)	1.03	1.61
Distributions from net investment income	(.10)	(.13)	(.08)	(.09)	(.04)	(.11)
Distributions from net realized gain	(.18)	(.25)	-	(.02)	(.03)	-
Total distributions	(.28)	(.37) J	(.08)	(.11)	(.07)	(.11)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.16	$ 8.27	$ 7.31	$ 6.67	$ 7.36	$ 6.40
Total Return B, C, D	2.19%	19.00%	10.88%	(8.03)%	16.17%	33.87%
Ratios to Average Net Assets F, H
Expenses before reductions	1.44% A	1.50%	1.57%	1.73%	2.02%	2.09%
Expenses net of fee waivers, if any	1.43% A	1.45%	1.45%	1.45%	1.50%	1.50%
Expenses net of all reductions	1.43% A	1.43%	1.42%	1.42%	1.47%	1.47%
Net investment income (loss)	2.27% A	1.21%	1.88%	1.44%	1.15%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,478	$ 9,034	$ 5,767	$ 4,307	$ 5,029	$ 3,727
Portfolio turnover rate G	81% A	89%	110%	75%	67%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.37 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 7.37	$ 6.73	$ 7.41	$ 6.40	$ 4.88
Income from Investment Operations
Net investment income (loss) E	.08	.07	.11	.09	.06	.04
Net realized and unrealized gain (loss)	.07	1.25	.59	(.68)	.95	1.57
Total from investment operations	.15	1.32	.70	(.59)	1.01	1.61
Distributions from net investment income	(.09)	(.13)	(.06)	(.07)	-	(.09)
Distributions from net realized gain	(.18)	(.25)	-	(.02)	-	-
Total distributions	(.27)	(.37) J	(.06)	(.09)	-	(.09)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.20	$ 8.32	$ 7.37	$ 6.73	$ 7.41	$ 6.40
Total Return B, C, D	1.93%	18.73%	10.52%	(8.08)%	15.78%	33.74%
Ratios to Average Net Assets F, H
Expenses before reductions	1.68% A	1.75%	1.84%	2.02%	2.31%	2.34%
Expenses net of fee waivers, if any	1.68% A	1.70%	1.70%	1.70%	1.75%	1.75%
Expenses net of all reductions	1.68% A	1.67%	1.67%	1.67%	1.72%	1.72%
Net investment income (loss)	2.02% A	.96%	1.63%	1.19%	.90%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,334	$ 7,909	$ 2,348	$ 997	$ 1,004	$ 1,526
Portfolio turnover rate G	81% A	89%	110%	75%	67%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.37 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.31	$ 7.33	$ 6.68	$ 7.37	$ 6.39	$ 4.86
Income from Investment Operations
Net investment income (loss) E	.06	.04	.08	.05	.03	.02
Net realized and unrealized gain (loss)	.08	1.24	.59	(.68)	.95	1.56
Total from investment operations	.14	1.28	.67	(.63)	.98	1.58
Distributions from net investment income	(.03)	(.05)	(.02)	(.04)	-	(.05)
Distributions from net realized gain	(.18)	(.25)	-	(.02)	-	-
Total distributions	(.21)	(.30)	(.02)	(.06)	-	(.05)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.24	$ 8.31	$ 7.33	$ 6.68	$ 7.37	$ 6.39
Total Return B, C, D	1.79%	18.05%	10.05%	(8.66)%	15.34%	32.95%
Ratios to Average Net Assets F, H
Expenses before reductions	2.22% A	2.26%	2.34%	2.51%	2.81%	2.82%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.20%	2.25%	2.25%
Expenses net of all reductions	2.20% A	2.18%	2.17%	2.17%	2.22%	2.22%
Net investment income (loss)	1.50% A	.46%	1.13%	.69%	.40%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 185	$ 192	$ 220	$ 254	$ 327	$ 1,337
Portfolio turnover rate G	81% A	89%	110%	75%	67%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.28	$ 7.31	$ 6.67	$ 7.36	$ 6.39	$ 4.86
Income from Investment Operations
Net investment income (loss) E	.06	.04	.08	.05	.03	.02
Net realized and unrealized gain (loss)	.07	1.25	.58	(.69)	.94	1.56
Total from investment operations	.13	1.29	.66	(.64)	.97	1.58
Distributions from net investment income	(.05)	(.08)	(.02)	(.03)	-	(.05)
Distributions from net realized gain	(.18)	(.25)	-	(.02)	-	-
Total distributions	(.23)	(.32) J	(.02)	(.05)	-	(.05)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.18	$ 8.28	$ 7.31	$ 6.67	$ 7.36	$ 6.39
Total Return B, C, D	1.67%	18.30%	9.98%	(8.72)%	15.18%	33.10%
Ratios to Average Net Assets F, H
Expenses before reductions	2.22% A	2.26%	2.31%	2.51%	2.80%	2.85%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.20%	2.25%	2.25%
Expenses net of all reductions	2.20% A	2.18%	2.17%	2.17%	2.22%	2.22%
Net investment income (loss)	1.50% A	.46%	1.13%	.69%	.40%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,912	$ 3,584	$ 2,737	$ 1,396	$ 1,423	$ 1,714
Portfolio turnover rate G	81% A	89%	110%	75%	67%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total International Equity

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 7.32	$ 6.69	$ 7.37	$ 6.41	$ 4.91
Income from Investment Operations
Net investment income (loss) D	.11	.12	.15	.12	.09	.07
Net realized and unrealized gain (loss)	.07	1.24	.58	(.68)	.96	1.55
Total from investment operations	.18	1.36	.73	(.56)	1.05	1.62
Distributions from net investment income	(.12)	(.15)	(.10)	(.10)	(.06)	(.12)
Distributions from net realized gain	(.18)	(.25)	-	(.02)	(.03)	-
Total distributions	(.30)	(.39) I	(.10)	(.12)	(.09)	(.12)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 8.17	$ 8.29	$ 7.32	$ 6.69	$ 7.37	$ 6.41
Total Return B, C	2.30%	19.48%	11.03%	(7.70)%	16.45%	34.23%
Ratios to Average Net Assets E, G
Expenses before reductions	1.04% A	1.09%	1.16%	1.42%	1.79%	1.87%
Expenses net of fee waivers, if any	1.03% A	1.09%	1.16%	1.20%	1.25%	1.25%
Expenses net of all reductions	1.03% A	1.07%	1.13%	1.17%	1.22%	1.22%
Net investment income (loss)	2.67% A	1.57%	2.16%	1.69%	1.40%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 340,448	$ 324,395	$ 281,979	$ 131,338	$ 60,826	$ 33,061
Portfolio turnover rate F	81% A	89%	110%	75%	67%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.26	$ 7.30	$ 6.67	$ 7.35	$ 6.41	$ 4.91
Income from Investment Operations
Net investment income (loss) D	.10	.11	.14	.12	.10	.07
Net realized and unrealized gain (loss)	.08	1.24	.59	(.68)	.95	1.55
Total from investment operations	.18	1.35	.73	(.56)	1.05	1.62
Distributions from net investment income	(.12)	(.15)	(.10)	(.10)	(.08)	(.12)
Distributions from net realized gain	(.18)	(.25)	-	(.02)	(.03)	-
Total distributions	(.30)	(.39) I	(.10)	(.12)	(.11)	(.12)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 8.14	$ 8.26	$ 7.30	$ 6.67	$ 7.35	$ 6.41
Total Return B, C	2.25%	19.40%	11.06%	(7.72)%	16.48%	34.23%
Ratios to Average Net Assets E, G
Expenses before reductions	1.16% A	1.21%	1.27%	1.48%	1.82%	1.80%
Expenses net of fee waivers, if any	1.15% A	1.20%	1.20%	1.20%	1.25%	1.25%
Expenses net of all reductions	1.15% A	1.18%	1.17%	1.17%	1.23%	1.22%
Net investment income (loss)	2.55% A	1.46%	2.13%	1.69%	1.40%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,207	$ 2,372	$ 1,514	$ 197	$ 28	$ 1,308
Portfolio turnover rate F	81% A	89%	110%	75%	67%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total International Equity and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 68,577,734
Gross unrealized depreciation	(6,211,211)
Net unrealized appreciation (depreciation) on securities and other investments	$ 62,366,523

Tax cost	$ 318,469,609

Capital loss carry forwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2012 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration:
2016	$ (2,434,120)
2017	(15,708,944)
2019	(8,855,997)
Total capital loss carryforward	$ (26,999,061)

Due to large subscriptions in a prior period, $26,999,061 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $4,535,766 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $150,586,677 and $141,495,612, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Total International Equity as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .75% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 11,452	$ 422
Class T	.25%	.25%	21,596	227
Class B	.75%	.25%	937	708
Class C	.75%	.25%	18,908	2,222
			$ 52,893	$ 3,579

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,546
Class T	602
Class B*	2
Class C*	178
$ 2,328

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,283.27
Class T	11,519.27
Class B	282.30
Class C	5,769.31
Total International Equity	196,410.12
Institutional Class	2,691.24
	$ 228,954

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $211 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $329 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $51,266, including $462 from securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 13, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class B	2.20%	$ 18
Class C	2.20%	421
		$ 439

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,394.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 114,661	$ 102,760
Class T	92,140	49,034
Class B	757	1,541
Class C	24,034	28,314
Total International Equity	4,825,256	5,630,153
Institutional Class	33,527	33,750
Total	$ 5,090,375	$ 5,845,552
From net realized gain
Class A	$ 201,491	$ 199,811
Class T	179,326	93,853
Class B	4,154	6,990
Class C	83,657	92,492
Total International Equity	7,158,781	9,320,186
Institutional Class	51,867	55,869
Total	$ 7,679,276	$ 9,769,201

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	134,715	510,102	$ 1,082,299	$ 3,880,513
Reinvestment of distributions	38,586	41,103	306,761	293,886
Shares redeemed	(103,237)	(248,440)	(831,388)	(1,903,860)
Net increase (decrease)	70,064	302,765	$ 557,672	$ 2,270,539
Class T
Shares sold	269,598	807,518	$ 2,174,639	$ 6,202,497
Reinvestment of distributions	33,829	19,724	270,968	142,209
Shares redeemed	(116,317)	(195,438)	(935,712)	(1,518,035)
Net increase (decrease)	187,110	631,804	$ 1,509,895	$ 4,826,671
Class B
Shares sold	2,568	827	$ 21,032	$ 6,304
Reinvestment of distributions	604	1,165	4,866	8,437
Shares redeemed	(3,815)	(8,955)	(30,657)	(69,218)
Net increase (decrease)	(643)	(6,963)	$ (4,759)	$ (54,477)
Class C
Shares sold	109,066	129,341	$ 887,102	$ 986,204
Reinvestment of distributions	10,201	12,546	81,608	90,328
Shares redeemed	(74,120)	(83,065)	(599,031)	(635,648)
Net increase (decrease)	45,147	58,822	$ 369,679	$ 440,884
Total International Equity
Shares sold	4,521,455	10,376,724	$ 36,543,858	$ 77,880,274
Reinvestment of distributions	1,486,031	2,062,441	11,828,806	14,746,450
Shares redeemed	(3,472,142)	(11,840,491)	(27,878,138)	(90,585,484)
Net increase (decrease)	2,535,344	598,674	$ 20,494,526	$ 2,041,240
Institutional Class
Shares sold	38,663	142,800	$ 311,244	$ 1,078,337
Reinvestment of distributions	10,120	12,587	80,252	89,619
Shares redeemed	(64,805)	(75,629)	(517,133)	(583,086)
Net increase (decrease)	(16,022)	79,758	$ (125,637)	$ 584,870

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

11. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned approximately 72% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank & Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ATIEI-USAN-0614
1.853359.106

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Worldwide Fund

Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are
classes of Fidelity® Worldwide Fund

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Worldwide Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.36%
Actual		$ 1,000.00	$ 1,037.90	$ 6.87
Hypothetical A		$ 1,000.00	$ 1,018.05	$ 6.81
Class T	1.63%
Actual		$ 1,000.00	$ 1,036.20	$ 8.23
Hypothetical A		$ 1,000.00	$ 1,016.71	$ 8.15
Class B	2.15%
Actual		$ 1,000.00	$ 1,033.60	$ 10.84
Hypothetical A		$ 1,000.00	$ 1,014.13	$ 10.74
Class C	2.08%
Actual		$ 1,000.00	$ 1,034.10	$ 10.49
Hypothetical A		$ 1,000.00	$ 1,014.48	$ 10.39
Worldwide	1.03%
Actual		$ 1,000.00	$ 1,039.40	$ 5.21
Hypothetical A		$ 1,000.00	$ 1,019.69	$ 5.16
Institutional Class	1.06%
Actual		$ 1,000.00	$ 1,039.20	$ 5.36
Hypothetical A		$ 1,000.00	$ 1,019.54	$ 5.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Worldwide Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United States of America*	55.3%
Japan	7.2%
United Kingdom	6.7%
Germany	4.5%
France	3.9%
Switzerland	3.8%
Ireland	2.6%
Sweden	2.3%
Netherlands	1.9%
Other	11.8%

* Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
United States of America*	52.6%
Japan	8.4%
United Kingdom	7.2%
France	4.9%
Germany	4.0%
Ireland	3.3%
Switzerland	3.1%
Sweden	1.9%
Spain	1.7%
Other	12.9%

* Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	94.4	97.2
Bonds	0.0	0.1
Other Investments	0.1	0.0
Short-Term Investments and Net Other Assets (Liabilities)	5.5	2.7
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
McGraw Hill Financial, Inc. (United States of America, Diversified Financial Services)	3.1	2.2
Cabot Oil & Gas Corp. (United States of America, Oil, Gas & Consumable Fuels)	3.0	2.3
Cummins, Inc. (United States of America, Machinery)	2.8	1.9
Adobe Systems, Inc. (United States of America, Software)	2.3	1.0
Google, Inc. Class A (United States of America, Internet Software & Services)	2.2	2.0
Ameriprise Financial, Inc. (United States of America, Capital Markets)	1.8	1.2
American Airlines Group, Inc. (United States of America, Airlines)	1.8	0.0
TJX Companies, Inc. (United States of America, Specialty Retail)	1.6	0.9
Thermo Fisher Scientific, Inc. (United States of America, Life Sciences Tools & Services)	1.6	0.0
Range Resources Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.6	0.0
	21.8
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.1	19.6
Industrials	14.7	12.2
Information Technology	14.3	15.6
Health Care	12.9	14.1
Consumer Discretionary	12.7	12.6
Energy	9.3	8.9
Consumer Staples	6.5	6.3
Materials	3.1	5.4
Telecommunication Services	2.5	2.0
Utilities	1.4	0.2
Semiannual Report

Fidelity Worldwide Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
Australia - 1.1%
Ansell Ltd.	174,223	$ 2,927,924
Australia & New Zealand Banking Group Ltd.	392,333	12,563,535
Ramsay Health Care Ltd.	80,656	3,357,588
TOTAL AUSTRALIA		18,849,047
Austria - 0.1%
Andritz AG	28,200	1,750,179
Bailiwick of Jersey - 0.8%
Experian PLC	166,400	3,191,589
Shire PLC	31,241	1,786,735
Wolseley PLC	87,992	5,082,432
WPP PLC	140,700	3,033,718
TOTAL BAILIWICK OF JERSEY		13,094,474
Belgium - 1.1%
Anheuser-Busch InBev SA NV (d)	71,611	7,805,305
Arseus NV	14,800	839,791
KBC Groupe SA	155,759	9,488,611
TOTAL BELGIUM		18,133,707
Bermuda - 0.1%
Nabors Industries Ltd.	13,000	331,760
PAX Global Technology Ltd. (a)	3,590,000	1,870,720
TOTAL BERMUDA		2,202,480
Canada - 0.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	86,100	2,426,558
Constellation Software, Inc.	16,700	3,698,668
First Quantum Minerals Ltd.	105,700	2,105,224
Imperial Oil Ltd.	5,400	263,681
Suncor Energy, Inc.	123,400	4,760,141
TransForce, Inc.	90,200	1,969,332
TOTAL CANADA		15,223,604
Cayman Islands - 0.5%
Cimc Enric Holdings Ltd.	788,000	1,140,387
ENN Energy Holdings Ltd.	198,000	1,384,196
Greatview Aseptic Pack Co. Ltd.	1,799,000	1,097,553
iKang Healthcare Group, Inc. sponsored ADR	5,100	70,023
Sands China Ltd.	277,200	2,023,684
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	53,700	1,825,800
TOTAL CAYMAN ISLANDS		7,541,643
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	31,822	34,655
Denmark - 0.9%
ISS Holdings A/S (a)	45,600	1,587,524
Novo Nordisk A/S Series B	181,380	8,232,116

	Shares	Value
Pandora A/S	34,300	$ 2,307,281
Vestas Wind Systems A/S (a)	81,200	3,604,193
TOTAL DENMARK		15,731,114
Finland - 0.4%
Raisio Group PLC (V Shares)	139,000	908,284
Sampo Oyj (A Shares)	107,000	5,312,898
TOTAL FINLAND		6,221,182
France - 3.9%
Arkema SA	29,430	3,281,484
Atos Origin SA	32,799	2,831,695
AXA SA	327,500	8,530,555
BNP Paribas SA	97,830	7,344,050
Bureau Veritas SA	86,700	2,646,231
Havas SA	390,700	3,105,876
Iliad SA	12,793	3,452,058
Lafarge SA (Bearer)	37,800	3,453,295
Rexel SA	224,300	5,663,523
Schneider Electric SA	84,600	7,928,331
SR Teleperformance SA	24,500	1,403,450
Total SA (a)	209,200	14,967,050
TOTAL FRANCE		64,607,598
Germany - 3.9%
Aareal Bank AG	63,891	2,896,285
adidas AG	39,500	4,215,789
BASF AG	77,939	9,021,175
Bayer AG (d)	96,600	13,401,801
Brenntag AG	29,700	5,370,980
Continental AG	16,200	3,794,916
Drillisch AG	127,100	4,732,756
GEA Group AG	91,867	4,109,680
HeidelbergCement Finance AG	31,000	2,688,851
KION Group AG	95,589	4,518,207
LEG Immobilien AG	19,100	1,274,042
Siemens AG	73,564	9,704,590
TOTAL GERMANY		65,729,072
Greece - 0.1%
Folli Follie SA (a)	59,300	2,056,746
Hong Kong - 0.8%
AIA Group Ltd.	1,344,000	6,518,087
Techtronic Industries Co. Ltd.	2,334,000	7,435,853
TOTAL HONG KONG		13,953,940
India - 0.6%
Bharti Infratel Ltd. (a)	343,664	1,228,735
Housing Development Finance Corp. Ltd.	378,171	5,630,086
Lupin Ltd.	124,317	2,121,281
United Spirits Ltd.	16,241	745,473
TOTAL INDIA		9,725,575
Common Stocks - continued
	Shares	Value
Ireland - 2.5%
Actavis PLC (a)	80,000	$ 16,346,400
Alkermes PLC (a)	84,000	3,885,840
Bank of Ireland (a)	3,692,100	1,444,862
Greencore Group PLC	2,008,941	8,856,240
James Hardie Industries PLC CDI	365,087	4,653,355
Kerry Group PLC Class A	68,900	5,438,981
Trinity Biotech PLC sponsored ADR	15,000	367,650
TOTAL IRELAND		40,993,328
Italy - 0.6%
De Longhi SpA	149,600	3,246,044
UniCredit SpA	560,300	5,006,019
World Duty Free SpA (a)	159,397	2,135,101
TOTAL ITALY		10,387,164
Japan - 7.2%
ABC-MART, Inc.	21,800	977,679
ACOM Co. Ltd. (a)(d)	640,600	2,180,553
Aozora Bank Ltd.	983,000	2,922,991
Astellas Pharma, Inc.	610,500	6,789,637
Coca-Cola Central Japan Co. Ltd.	98,800	2,220,789
Daikin Industries Ltd.	67,300	3,884,553
Don Quijote Holdings Co. Ltd.	87,100	4,583,538
Harmonic Drive Systems, Inc.	64,400	1,823,622
Hitachi Ltd.	409,000	2,908,427
Hoya Corp.	131,600	3,879,712
Iida Group Holdings Co. Ltd. (a)	61,690	917,189
Japan Exchange Group, Inc.	159,500	3,148,344
Japan Tobacco, Inc.	238,400	7,825,797
Kakaku.com, Inc.	123,200	1,753,372
KDDI Corp.	87,900	4,678,944
Keyence Corp.	18,460	7,111,528
NEC Corp.	1,438,000	4,036,837
Olympus Corp. (a)	95,600	2,917,514
OMRON Corp.	128,500	4,537,438
ORIX Corp.	554,600	8,012,366
Park24 Co. Ltd.	83,900	1,531,348
Rakuten, Inc.	359,600	4,649,985
Santen Pharmaceutical Co. Ltd.	71,900	3,206,964
Seven & i Holdings Co., Ltd.	171,200	6,750,205
Seven Bank Ltd.	1,114,500	4,218,824
Ship Healthcare Holdings, Inc.	67,000	2,280,628
SoftBank Corp.	129,700	9,629,021
Toshiba Plant Systems & Services Corp.	155,300	2,283,131
Toyota Motor Corp.	139,500	7,536,928
Tsuruha Holdings, Inc.	12,900	1,297,129
TOTAL JAPAN		120,494,993
Kenya - 0.2%
Safaricom Ltd.	18,905,500	2,846,363

	Shares	Value
Korea (South) - 0.5%
Hyundai Motor Co.	12,766	$ 2,842,108
Naver Corp.	6,963	4,974,055
TOTAL KOREA (SOUTH)		7,816,163
Luxembourg - 0.2%
Altice S.A.	48,300	2,760,101
Netherlands - 1.9%
AEGON NV	292,700	2,683,011
AerCap Holdings NV (a)	342,200	14,280,006
Airbus Group NV	24,000	1,647,839
Koninklijke KPN NV (a)	780,491	2,772,985
Koninklijke Philips Electronics NV	214,500	6,866,830
Royal DSM NV	48,000	3,441,516
TOTAL NETHERLANDS		31,692,187
New Zealand - 0.2%
EBOS Group Ltd.	34,324	278,217
Ryman Healthcare Group Ltd.	459,616	3,428,227
TOTAL NEW ZEALAND		3,706,444
Philippines - 0.1%
Alliance Global Group, Inc.	1,671,800	1,168,291
Portugal - 0.1%
CTT Correios de Portugal SA	37,774	415,525
Espirito Santo Saude SGPS SA	163,137	787,622
TOTAL PORTUGAL		1,203,147
Singapore - 0.2%
Ezion Holdings Ltd.	792,000	1,434,027
Global Logistic Properties Ltd.	1,015,000	2,307,370
TOTAL SINGAPORE		3,741,397
South Africa - 0.3%
Distell Group Ltd.	126,410	1,501,949
Naspers Ltd. Class N	41,100	3,875,405
TOTAL SOUTH AFRICA		5,377,354
Spain - 1.3%
Amadeus IT Holding SA Class A	91,200	3,790,096
Atresmedia Corporacion de Medios de Comunicacion SA	93,500	1,339,979
Banco Bilbao Vizcaya Argentaria SA	378,631	4,663,880
Criteria CaixaCorp SA	495,883	3,020,159
Grifols SA ADR	112,842	4,631,036
Inditex SA	28,781	4,318,356
TOTAL SPAIN		21,763,506
Sweden - 2.3%
ASSA ABLOY AB (B Shares)	132,400	7,008,717
Eniro AB (a)	303,500	2,408,508
H&M Hennes & Mauritz AB (B Shares)	66,882	2,723,748
HEXPOL AB (B Shares)	17,500	1,652,518
Intrum Justitia AB	115,000	3,326,797
Common Stocks - continued
	Shares	Value
Sweden - continued
Investment AB Kinnevik (B Shares)	25,600	$ 899,634
Nordea Bank AB	591,800	8,550,892
Svenska Cellulosa AB (SCA) (B Shares)	284,400	7,964,880
Svenska Handelsbanken AB (A Shares)	87,700	4,401,050
TOTAL SWEDEN		38,936,744
Switzerland - 3.8%
Compagnie Financiere Richemont SA Series A	14,680	1,489,517
Lonza Group AG	47,211	4,932,453
Partners Group Holding AG	13,818	3,780,678
Roche Holding AG (participation certificate)	56,372	16,536,517
Schindler Holding AG (participation certificate)	11,367	1,759,102
Syngenta AG (Switzerland)	11,110	4,399,467
TE Connectivity Ltd.	380,000	22,412,400
UBS AG	371,406	7,767,540
TOTAL SWITZERLAND		63,077,674
Taiwan - 0.7%
ECLAT Textile Co. Ltd.	149,940	1,640,291
MediaTek, Inc.	289,000	4,521,987
Merida Industry Co. Ltd.	295,000	1,975,435
Taiwan Semiconductor Manufacturing Co. Ltd.	801,000	3,150,806
TOTAL TAIWAN		11,288,519
United Kingdom - 6.7%
Aberdeen Asset Management PLC	355,842	2,624,310
Alabama Noor Hospitals Group PLC	169,000	2,847,689
Associated British Foods PLC	48,600	2,437,891
Barclays PLC	1,024,038	4,372,693
BG Group PLC	261,200	5,283,301
BHP Billiton PLC	154,101	5,002,794
British American Tobacco PLC (United Kingdom)	67,200	3,880,463
Bunzl PLC	72,900	2,069,048
Diageo PLC	264,983	8,119,031
Exova Group Ltd. PLC (a)	534,277	1,986,816
Hikma Pharmaceuticals PLC	241,212	6,320,712
Hilton Food Group PLC	350,100	3,153,566
HSBC Holdings PLC (United Kingdom)	425,450	4,347,088
ITV PLC	907,700	2,789,260
Jazztel PLC (a)	284,917	4,371,792
Legal & General Group PLC	591,242	2,114,300
Liberty Global PLC:
Class A (a)	41,200	1,640,584
Class C	41,200	1,583,316
London Stock Exchange Group PLC	168,200	5,145,879
Meggitt PLC	419,676	3,377,805
Melrose PLC	445,600	2,147,962
Next PLC	57,000	6,274,770
Ocado Group PLC (a)	51,000	289,324

	Shares	Value
Persimmon PLC	129,000	$ 2,857,583
Poundland Group PLC (a)	248,394	1,457,375
Reckitt Benckiser Group PLC	48,500	3,910,123
Rolls-Royce Group PLC	271,600	4,814,979
Rotork PLC	44,510	1,947,154
St. James's Place Capital PLC	362,000	4,706,246
Sthree PLC	344,400	2,357,922
Taylor Wimpey PLC	761,900	1,351,998
The Restaurant Group PLC	123,700	1,303,256
Ultra Electronics Holdings PLC	36,900	1,056,641
Vodafone Group PLC	741,209	2,814,083
TOTAL UNITED KINGDOM		110,757,754
United States of America - 48.8%
Adobe Systems, Inc. (a)	629,200	38,815,348
Alexion Pharmaceuticals, Inc. (a)	14,800	2,341,360
American Airlines Group, Inc.	843,000	29,564,010
American Electric Power Co., Inc.	13,000	699,530
American Express Co.	72,000	6,294,960
Ameriprise Financial, Inc.	270,400	30,184,752
Anadarko Petroleum Corp.	59,000	5,842,180
ANSYS, Inc. (a)	50,000	3,815,500
AutoZone, Inc. (a)	25,500	13,614,195
Baker Hughes, Inc.	39,000	2,726,100
Biogen Idec, Inc. (a)	31,000	8,900,720
Boston Scientific Corp. (a)	470,200	5,929,222
Cabot Oil & Gas Corp.	1,282,000	50,356,960
Caterpillar, Inc.	38,000	4,005,200
CBS Corp. Class B	26,000	1,501,760
Charles Schwab Corp.	175,000	4,646,250
Church & Dwight Co., Inc.	31,000	2,139,310
Comcast Corp. Class A	452,000	23,395,520
Computer Sciences Corp.	45,000	2,663,100
CONSOL Energy, Inc.	13,000	578,630
Continental Resources, Inc. (a)	5,000	692,600
Cummins, Inc.	304,700	45,963,995
CVS Caremark Corp.	144,000	10,471,680
Devon Energy Corp.	13,000	910,000
Dynegy, Inc. (a)	23,100	657,195
Endocyte, Inc. (a)	24,700	447,317
Estee Lauder Companies, Inc. Class A	144,000	10,450,080
Facebook, Inc. Class A (a)	131,000	7,831,180
Fidelity National Information Services, Inc.	267,000	14,265,810
Freeport-McMoRan Copper & Gold, Inc.	276,000	9,486,120
Google, Inc.:
Class A (a)	67,800	36,264,864
Class C (a)	5,600	2,949,296
Halliburton Co.	294,000	18,542,580
Illumina, Inc. (a)	168,100	22,836,385
inContact, Inc. (a)	167,000	1,377,750
Intercept Pharmaceuticals, Inc. (a)	35,300	9,323,436
InterMune, Inc. (a)	50,000	1,604,000
Common Stocks - continued
	Shares	Value
United States of America - continued
Isis Pharmaceuticals, Inc. (a)	10,900	$ 290,049
Johnson & Johnson	179,000	18,130,910
Kate Spade & Co. (a)	30,800	1,070,916
Las Vegas Sands Corp.	130,900	10,358,117
Lumber Liquidators Holdings, Inc. (a)	13,000	1,133,080
Marriott International, Inc. Class A	238,000	13,787,340
MasterCard, Inc. Class A	166,600	12,253,430
McGraw Hill Financial, Inc.	693,400	51,263,063
Moody's Corp.	104,000	8,164,000
Morgan Stanley	139,000	4,299,270
MPLX LP	1,200	64,956
Neurocrine Biosciences, Inc. (a)	41,600	583,232
NextEra Energy, Inc.	28,000	2,795,800
Noble Energy, Inc.	156,000	11,197,680
Norfolk Southern Corp.	199,900	18,896,547
Oceaneering International, Inc.	76,000	5,569,280
Oracle Corp.	358,000	14,635,040
Phillips 66 Partners LP	7,100	380,702
Pioneer Natural Resources Co.	27,900	5,392,233
Prestige Brands Holdings, Inc. (a)	116,505	3,905,248
priceline.com, Inc. (a)	2,700	3,125,925
QUALCOMM, Inc.	67,000	5,273,570
Range Resources Corp.	285,000	25,778,250
Rex Energy Corp. (a)	25,000	526,500
salesforce.com, Inc. (a)	147,300	7,608,045
Sempra Energy	190,000	18,735,900
Spectra Energy Corp.	13,000	516,230
Spirit Airlines, Inc. (a)	81,900	4,655,196
The Coca-Cola Co.	228,000	9,300,120
The Cooper Companies, Inc.	23,800	3,139,458
The Walt Disney Co.	120,000	9,520,800
Thermo Fisher Scientific, Inc.	231,000	26,334,000
TJX Companies, Inc.	454,900	26,466,082
Union Pacific Corp.	108,400	20,642,612
Visa, Inc. Class A	16,400	3,322,804
Web.com Group, Inc. (a)	77,100	2,367,741
Wells Fargo & Co.	273,000	13,551,720
Workday, Inc. Class A (a)	13,100	957,217
Zebra Technologies Corp. Class A (a)	194,799	13,526,843
TOTAL UNITED STATES OF AMERICA		811,608,801
TOTAL COMMON STOCKS (Cost $1,318,229,538)		1,544,474,946
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.6%
Volkswagen AG	39,200	10,555,958

	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	36,394,400	$ 61,448
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,520,304)		10,617,406
Government Obligations - 0.1%
		Principal Amount (h)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 5/8/14 to 5/29/14 (g) (Cost $994,973)		$ 995,000	994,988
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $1,935,053)	EUR	1,260,000	1,947,054
Money Market Funds - 6.3%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	80,440,386	80,440,386
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	24,095,602	24,095,602
TOTAL MONEY MARKET FUNDS (Cost $104,535,988)		104,535,988
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,433,215,856)		1,662,570,382
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,127,076
NET ASSETS - 100%		$ 1,663,697,458
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
242 CME Nikkei 225 Index Contracts	June 2014	$ 17,309,050	$ (1,236,567)

The face value of futures purchased as a percentage of net assets is 1.0%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,947,054 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $994,988.
(h) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,626
Fidelity Securities Lending Cash Central Fund	120,100
Total	$ 149,726
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 211,470,934	$ 200,900,288	$ 10,570,646	$ -
Consumer Staples	107,603,854	87,799,055	19,804,799	-
Energy	156,114,841	141,147,791	14,967,050	-
Financials	266,315,508	241,036,434	25,279,074	-
Health Care	213,885,502	185,208,853	28,676,649	-
Industrials	249,213,724	232,642,304	16,571,420	-
Information Technology	238,027,529	234,876,723	3,150,806	-
Materials	50,283,352	40,881,091	9,402,261	-
Telecommunication Services	37,904,487	32,317,419	5,587,068	-
Utilities	24,272,621	24,272,621	-	-
Government Obligations	994,988	-	994,988	-
Preferred Securities	1,947,054	-	1,947,054	-
Money Market Funds	104,535,988	104,535,988	-	-
Total Investments in Securities:	$ 1,662,570,382	$ 1,525,618,567	$ 136,951,815	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,236,567)	$ (1,236,567)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 19,023,104
Level 2 to Level 1	$ 92,862,143
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,236,567)
Total Value of Derivatives	$ -	$ (1,236,567)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,555,351) - See accompanying schedule: Unaffiliated issuers (cost $1,328,679,868)	$ 1,558,034,394
Fidelity Central Funds (cost $104,535,988)	104,535,988
Total Investments (cost $1,433,215,856)		$ 1,662,570,382
Foreign currency held at value (cost $52)		52
Receivable for investments sold		68,415,908
Receivable for fund shares sold		1,484,763
Dividends receivable		3,212,936
Interest receivable		191
Distributions receivable from Fidelity Central Funds		39,519
Prepaid expenses		1,261
Other receivables		253,850
Total assets		1,735,978,862

Liabilities
Payable for investments purchased	$ 45,159,562
Payable for fund shares redeemed	1,447,317
Accrued management fee	952,662
Distribution and service plan fees payable	25,026
Payable for daily variation margin for derivative instruments	199,650
Other affiliated payables	316,712
Other payables and accrued expenses	84,873
Collateral on securities loaned, at value	24,095,602
Total liabilities		72,281,404

Net Assets		$ 1,663,697,458
Net Assets consist of:
Paid in capital		$ 1,310,015,718
Undistributed net investment income		1,479,915
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		124,153,105
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		228,048,720
Net Assets		$ 1,663,697,458

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,512,784 ÷ 1,476,268 shares)	$ 24.06

Maximum offering price per share (100/94.25 of $24.06)	$ 25.53
Class T: Net Asset Value and redemption price per share ($11,898,138 ÷ 497,174 shares)	$ 23.93

Maximum offering price per share (100/96.50 of $23.93)	$ 24.80
Class B: Net Asset Value and offering price per share ($677,897 ÷ 28,579 shares)A	$ 23.72

Class C: Net Asset Value and offering price per share ($14,391,470 ÷ 609,110 shares)A	$ 23.63

Worldwide: Net Asset Value, offering price and redemption price per share ($1,578,956,008 ÷ 65,013,550 shares)	$ 24.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($22,261,161 ÷ 920,566 shares)	$ 24.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund
Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 10,543,027
Interest		1,137
Income from Fidelity Central Funds		149,726
Income before foreign taxes withheld		10,693,890
Less foreign taxes withheld		(616,440)
Total income		10,077,450

Expenses
Management fee Basic fee	$ 5,741,879
Performance adjustment	631,678
Transfer agent fees	1,566,180
Distribution and service plan fees	139,482
Accounting and security lending fees	309,170
Custodian fees and expenses	90,515
Independent trustees' compensation	3,242
Registration fees	92,358
Audit	33,965
Legal	3,748
Miscellaneous	5,683
Total expenses before reductions	8,617,900
Expense reductions	(17,167)	8,600,733
Net investment income (loss)		1,476,717
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	132,730,021
Foreign currency transactions	(120,144)
Futures contracts	372,794
Total net realized gain (loss)		132,982,671
Change in net unrealized appreciation (depreciation) on: Investment securities	(74,165,213)
Assets and liabilities in foreign currencies	8,373
Futures contracts	(1,484,599)
Total change in net unrealized appreciation (depreciation)		(75,641,439)
Net gain (loss)		57,341,232
Net increase (decrease) in net assets resulting from operations		$ 58,817,949

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,476,717	$ 5,393,168
Net realized gain (loss)	132,982,671	127,458,993
Change in net unrealized appreciation (depreciation)	(75,641,439)	200,895,469
Net increase (decrease) in net assets resulting from operations	58,817,949	333,747,630
Distributions to shareholders from net investment income	(5,150,884)	(8,778,977)
Distributions to shareholders from net realized gain	(120,193,598)	(4,461,887)
Total distributions	(125,344,482)	(13,240,864)
Share transactions - net increase (decrease)	205,178,991	92,658,787
Redemption fees	19,886	24,982
Total increase (decrease) in net assets	138,672,344	413,190,535

Net Assets
Beginning of period	1,525,025,114	1,111,834,579
End of period (including undistributed net investment income of $1,479,915 and undistributed net investment income of $5,154,082, respectively)	$ 1,663,697,458	$ 1,525,025,114

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.18	$ 19.69	$ 17.89	$ 17.50	$ 14.96	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.02)	.02	.10	.05	.03	(.01)
Net realized and unrealized gain (loss)	.92	5.66	1.72	.47	2.63	4.09
Total from investment operations	.90	5.68	1.82	.52	2.66	4.08
Distributions from net investment income	(.04)	(.11)	(.02)	(.08)	(.10)	-
Distributions from net realized gain	(1.98)	(.08)	-	(.05)	(.02)	-
Total distributions	(2.02)	(.19)	(.02)	(.13)	(.12)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.06	$ 25.18	$ 19.69	$ 17.89	$ 17.50	$ 14.96
Total Return B, C, D	3.79%	29.10%	10.20%	2.94%	17.85%	37.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	1.45%	1.43%	1.41%	1.43%	1.52% A
Expenses net of fee waivers, if any	1.36% A	1.45%	1.43%	1.40%	1.43%	1.52% A
Expenses net of all reductions	1.36% A	1.42%	1.41%	1.38%	1.41%	1.49% A
Net investment income (loss)	(.13)% A	.09%	.52%	.28%	.21%	(.06)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,513	$ 28,661	$ 18,723	$ 13,153	$ 7,530	$ 993
Portfolio turnover rate G	175% A	161%	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.05	$ 19.61	$ 17.83	$ 17.46	$ 14.94	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.05)	(.04)	.05	.01	(.01)	(.01)
Net realized and unrealized gain (loss)	.91	5.63	1.73	.45	2.62	4.07
Total from investment operations	.86	5.59	1.78	.46	2.61	4.06
Distributions from net investment income	-	(.07)	-	(.04)	(.08)	-
Distributions from net realized gain	(1.98)	(.08)	-	(.05)	(.02)	-
Total distributions	(1.98)	(.15)	-	(.09)	(.09) K	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 23.93	$ 25.05	$ 19.61	$ 17.83	$ 17.46	$ 14.94
Total Return B, C, D	3.62%	28.73%	9.98%	2.61%	17.53%	37.32%
Ratios to Average Net Assets F, I
Expenses before reductions	1.63% A	1.71%	1.68%	1.66%	1.70%	1.73% A
Expenses net of fee waivers, if any	1.63% A	1.70%	1.68%	1.65%	1.70%	1.73% A
Expenses net of all reductions	1.63% A	1.68%	1.66%	1.63%	1.68%	1.70% A
Net investment income (loss)	(.40)% A	(.16)%	.26%	.03%	(.05)%	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,898	$ 9,822	$ 5,550	$ 2,187	$ 1,120	$ 458
Portfolio turnover rate G	175% A	161%	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.09 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 24.82	$ 19.44	$ 17.77	$ 17.39	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.11)	(.14)	(.04)	(.09)	(.09)	(.03)
Net realized and unrealized gain (loss)	.90	5.59	1.71	.47	2.61	4.04
Total from investment operations	.79	5.45	1.67	.38	2.52	4.01
Distributions from net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	(1.89)	(.07)	-	-	(.01)	-
Total distributions	(1.89)	(.07)	-	-	(.02)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 23.72	$ 24.82	$ 19.44	$ 17.77	$ 17.39	$ 14.89
Total Return B, C, D	3.36%	28.13%	9.40%	2.19%	16.92%	36.86%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15% A	2.19%	2.18%	2.16%	2.19%	2.20% A
Expenses net of fee waivers, if any	2.15% A	2.19%	2.18%	2.16%	2.19%	2.20% A
Expenses net of all reductions	2.15% A	2.17%	2.16%	2.13%	2.17%	2.17% A
Net investment income (loss)	(.92)% A	(.65)%	(.23)%	(.47)%	(.55)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 678	$ 710	$ 304	$ 256	$ 305	$ 224
Portfolio turnover rate G	175% A	161%	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 24.78	$ 19.41	$ 17.74	$ 17.36	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.10)	(.14)	(.04)	(.09)	(.09)	(.04)
Net realized and unrealized gain (loss)	.90	5.58	1.71	.47	2.61	4.05
Total from investment operations	.80	5.44	1.67	.38	2.52	4.01
Distributions from net investment income	-	-	-	-	(.03)	-
Distributions from net realized gain	(1.95)	(.07)	-	-	(.02)	-
Total distributions	(1.95)	(.07)	-	-	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 23.63	$ 24.78	$ 19.41	$ 17.74	$ 17.36	$ 14.89
Total Return B, C, D	3.41%	28.12%	9.41%	2.19%	16.94%	36.86%
Ratios to Average Net Assets F, I
Expenses before reductions	2.08% A	2.15%	2.18%	2.16%	2.19%	2.18% A
Expenses net of fee waivers, if any	2.08% A	2.14%	2.18%	2.15%	2.19%	2.18% A
Expenses net of all reductions	2.08% A	2.12%	2.16%	2.13%	2.16%	2.15% A
Net investment income (loss)	(.85)% A	(.60)%	(.23)%	(.47)%	(.54)%	(.39)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,391	$ 10,778	$ 1,726	$ 1,297	$ 710	$ 335
Portfolio turnover rate G	175% A	161%	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Worldwide

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.41	$ 19.85	$ 18.02	$ 17.58	$ 14.98	$ 13.40
Income from Investment Operations
Net investment income (loss) D	.02	.10	.16	.11	.08	.12
Net realized and unrealized gain (loss)	.93	5.70	1.74	.48	2.63	1.63
Total from investment operations	.95	5.80	1.90	.59	2.71	1.75
Distributions from net investment income	(.09)	(.16)	(.07)	(.10)	(.10)	(.17)
Distributions from net realized gain	(1.98)	(.08)	-	(.05)	(.02)	-
Total distributions	(2.07)	(.24)	(.07)	(.15)	(.11) I	(.17)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 24.29	$ 25.41	$ 19.85	$ 18.02	$ 17.58	$ 14.98
Total Return B, C	3.94%	29.54%	10.56%	3.32%	18.18%	13.39%
Ratios to Average Net Assets E, G
Expenses before reductions	1.03% A	1.11%	1.11%	1.08%	1.15%	1.27%
Expenses net of fee waivers, if any	1.03% A	1.11%	1.11%	1.08%	1.15%	1.27%
Expenses net of all reductions	1.03% A	1.08%	1.09%	1.05%	1.12%	1.24%
Net investment income (loss)	.20% A	.43%	.84%	.60%	.50%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,578,956	$ 1,464,415	$ 1,081,240	$ 1,114,694	$ 1,087,928	$ 991,996
Portfolio turnover rate F	175% A	161%	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.11 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.015 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 25.31	$ 19.78	$ 17.98	$ 17.57	$ 15.00	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.02	.08	.14	.10	.07	.06
Net realized and unrealized gain (loss)	.92	5.68	1.74	.47	2.63	4.06
Total from investment operations	.94	5.76	1.88	.57	2.70	4.12
Distributions from net investment income	(.09)	(.15)	(.08)	(.11)	(.11)	-
Distributions from net realized gain	(1.98)	(.08)	-	(.05)	(.02)	-
Total distributions	(2.07)	(.23)	(.08)	(.16)	(.13)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 24.18	$ 25.31	$ 19.78	$ 17.98	$ 17.57	$ 15.00
Total Return B, C	3.92%	29.44%	10.49%	3.23%	18.08%	37.87%
Ratios to Average Net Assets E, H
Expenses before reductions	1.06% A	1.17%	1.18%	1.13%	1.21%	1.17% A
Expenses net of fee waivers, if any	1.06% A	1.17%	1.18%	1.13%	1.21%	1.17% A
Expenses net of all reductions	1.05% A	1.14%	1.16%	1.10%	1.19%	1.15% A
Net investment income (loss)	.18% A	.37%	.77%	.56%	.44%	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,261	$ 10,639	$ 4,291	$ 3,086	$ 335	$ 290
Portfolio turnover rate F	175% A	161%	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Worldwide and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 241,646,852
Gross unrealized depreciation	(20,016,802)
Net unrealized appreciation (depreciation) on securities and other investments	$ 221,630,050

Tax cost	$ 1,440,940,332

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $372,794 and a change in net unrealized appreciation (depreciation) of $(1,484,599) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,398,864,150 and $1,377,954,655, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Worldwide as compared to its benchmark index, the MSCI® World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 43,846	$ 1,502
Class T	.25%	.25%	28,078	252
Class B	.75%	.25%	3,541	2,670
Class C	.75%	.25%	64,017	15,319
			$ 139,482	$ 19,743

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,182
Class T	2,359
Class B*	253
Class C*	493
$ 9,287

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 47,369.27
Class T	16,243.29
Class B	1,080.31
Class C	15,330.24
Worldwide	1,468,573.19
Institutional Class	17,585.21
	$ 1,566,180

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $27,574 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,492 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $120,100, including $224 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10,033 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $36.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $7,098.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 57,793	$ 102,433
Class T	-	21,836
Class B	-	-
Class C	-	-
Worldwide	5,057,505	8,622,428
Institutional Class	35,586	32,280
Total	$ 5,150,884	$ 8,778,977
From net realized gain
Class A	$ 2,599,391	$ 75,180
Class T	810,701	23,606
Class B	53,916	1,126
Class C	885,815	6,545
Worldwide	115,043,498	4,338,328
Institutional Class	800,277	17,102
Total	$ 120,193,598	$ 4,461,887

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	529,342	491,761	$ 13,076,625	$ 11,054,215
Reinvestment of distributions	85,788	6,945	2,012,595	138,266
Shares redeemed	(276,992)	(311,295)	(6,726,916)	(6,852,432)
Net increase (decrease)	338,138	187,411	$ 8,362,304	$ 4,340,049
Class T
Shares sold	107,730	169,111	$ 2,635,638	$ 3,777,852
Reinvestment of distributions	34,507	2,272	806,094	45,089
Shares redeemed	(37,158)	(62,341)	(899,613)	(1,376,268)
Net increase (decrease)	105,079	109,042	$ 2,542,119	$ 2,446,673
Class B
Shares sold	1,492	20,337	$ 35,790	$ 444,905
Reinvestment of distributions	2,096	53	48,630	1,043
Shares redeemed	(3,610)	(7,424)	(87,302)	(167,624)
Net increase (decrease)	(22)	12,966	$ (2,882)	$ 278,324
Class C
Shares sold	171,404	396,584	$ 4,118,580	$ 8,655,233
Reinvestment of distributions	37,262	325	860,745	6,404
Shares redeemed	(34,478)	(50,941)	(820,094)	(1,138,699)
Net increase (decrease)	174,188	345,968	$ 4,159,231	$ 7,522,938
Worldwide
Shares sold	7,738,800	11,150,143	$ 191,914,263	$ 252,015,125
Reinvestment of distributions	4,935,499	628,809	116,724,543	12,588,791
Shares redeemed	(5,296,247)	(8,612,327)	(130,587,528)	(191,232,967)
Net increase (decrease)	7,378,052	3,166,625	$ 178,051,278	$ 73,370,949
Institutional Class
Shares sold	652,128	275,603	$ 15,896,134	$ 6,347,280
Reinvestment of distributions	32,218	2,425	758,744	48,393
Shares redeemed	(184,087)	(74,630)	(4,587,937)	(1,695,819)
Net increase (decrease)	500,259	203,398	$ 12,066,941	$ 4,699,854

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited
Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AWLD-USAN-0614
1.883449.105

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Worldwide Fund

Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Worldwide Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Worldwide Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.36%
Actual		$ 1,000.00	$ 1,037.90	$ 6.87
Hypothetical A		$ 1,000.00	$ 1,018.05	$ 6.81
Class T	1.63%
Actual		$ 1,000.00	$ 1,036.20	$ 8.23
Hypothetical A		$ 1,000.00	$ 1,016.71	$ 8.15
Class B	2.15%
Actual		$ 1,000.00	$ 1,033.60	$ 10.84
Hypothetical A		$ 1,000.00	$ 1,014.13	$ 10.74
Class C	2.08%
Actual		$ 1,000.00	$ 1,034.10	$ 10.49
Hypothetical A		$ 1,000.00	$ 1,014.48	$ 10.39
Worldwide	1.03%
Actual		$ 1,000.00	$ 1,039.40	$ 5.21
Hypothetical A		$ 1,000.00	$ 1,019.69	$ 5.16
Institutional Class	1.06%
Actual		$ 1,000.00	$ 1,039.20	$ 5.36
Hypothetical A		$ 1,000.00	$ 1,019.54	$ 5.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Worldwide Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United States of America*	55.3%
Japan	7.2%
United Kingdom	6.7%
Germany	4.5%
France	3.9%
Switzerland	3.8%
Ireland	2.6%
Sweden	2.3%
Netherlands	1.9%
Other	11.8%

* Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
United States of America*	52.6%
Japan	8.4%
United Kingdom	7.2%
France	4.9%
Germany	4.0%
Ireland	3.3%
Switzerland	3.1%
Sweden	1.9%
Spain	1.7%
Other	12.9%

* Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	94.4	97.2
Bonds	0.0	0.1
Other Investments	0.1	0.0
Short-Term Investments and Net Other Assets (Liabilities)	5.5	2.7
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
McGraw Hill Financial, Inc. (United States of America, Diversified Financial Services)	3.1	2.2
Cabot Oil & Gas Corp. (United States of America, Oil, Gas & Consumable Fuels)	3.0	2.3
Cummins, Inc. (United States of America, Machinery)	2.8	1.9
Adobe Systems, Inc. (United States of America, Software)	2.3	1.0
Google, Inc. Class A (United States of America, Internet Software & Services)	2.2	2.0
Ameriprise Financial, Inc. (United States of America, Capital Markets)	1.8	1.2
American Airlines Group, Inc. (United States of America, Airlines)	1.8	0.0
TJX Companies, Inc. (United States of America, Specialty Retail)	1.6	0.9
Thermo Fisher Scientific, Inc. (United States of America, Life Sciences Tools & Services)	1.6	0.0
Range Resources Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.6	0.0
	21.8
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.1	19.6
Industrials	14.7	12.2
Information Technology	14.3	15.6
Health Care	12.9	14.1
Consumer Discretionary	12.7	12.6
Energy	9.3	8.9
Consumer Staples	6.5	6.3
Materials	3.1	5.4
Telecommunication Services	2.5	2.0
Utilities	1.4	0.2

Semiannual Report

Fidelity Worldwide Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
Australia - 1.1%
Ansell Ltd.	174,223	$ 2,927,924
Australia & New Zealand Banking Group Ltd.	392,333	12,563,535
Ramsay Health Care Ltd.	80,656	3,357,588
TOTAL AUSTRALIA		18,849,047
Austria - 0.1%
Andritz AG	28,200	1,750,179
Bailiwick of Jersey - 0.8%
Experian PLC	166,400	3,191,589
Shire PLC	31,241	1,786,735
Wolseley PLC	87,992	5,082,432
WPP PLC	140,700	3,033,718
TOTAL BAILIWICK OF JERSEY		13,094,474
Belgium - 1.1%
Anheuser-Busch InBev SA NV (d)	71,611	7,805,305
Arseus NV	14,800	839,791
KBC Groupe SA	155,759	9,488,611
TOTAL BELGIUM		18,133,707
Bermuda - 0.1%
Nabors Industries Ltd.	13,000	331,760
PAX Global Technology Ltd. (a)	3,590,000	1,870,720
TOTAL BERMUDA		2,202,480
Canada - 0.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	86,100	2,426,558
Constellation Software, Inc.	16,700	3,698,668
First Quantum Minerals Ltd.	105,700	2,105,224
Imperial Oil Ltd.	5,400	263,681
Suncor Energy, Inc.	123,400	4,760,141
TransForce, Inc.	90,200	1,969,332
TOTAL CANADA		15,223,604
Cayman Islands - 0.5%
Cimc Enric Holdings Ltd.	788,000	1,140,387
ENN Energy Holdings Ltd.	198,000	1,384,196
Greatview Aseptic Pack Co. Ltd.	1,799,000	1,097,553
iKang Healthcare Group, Inc. sponsored ADR	5,100	70,023
Sands China Ltd.	277,200	2,023,684
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	53,700	1,825,800
TOTAL CAYMAN ISLANDS		7,541,643
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	31,822	34,655
Denmark - 0.9%
ISS Holdings A/S (a)	45,600	1,587,524
Novo Nordisk A/S Series B	181,380	8,232,116

	Shares	Value
Pandora A/S	34,300	$ 2,307,281
Vestas Wind Systems A/S (a)	81,200	3,604,193
TOTAL DENMARK		15,731,114
Finland - 0.4%
Raisio Group PLC (V Shares)	139,000	908,284
Sampo Oyj (A Shares)	107,000	5,312,898
TOTAL FINLAND		6,221,182
France - 3.9%
Arkema SA	29,430	3,281,484
Atos Origin SA	32,799	2,831,695
AXA SA	327,500	8,530,555
BNP Paribas SA	97,830	7,344,050
Bureau Veritas SA	86,700	2,646,231
Havas SA	390,700	3,105,876
Iliad SA	12,793	3,452,058
Lafarge SA (Bearer)	37,800	3,453,295
Rexel SA	224,300	5,663,523
Schneider Electric SA	84,600	7,928,331
SR Teleperformance SA	24,500	1,403,450
Total SA (a)	209,200	14,967,050
TOTAL FRANCE		64,607,598
Germany - 3.9%
Aareal Bank AG	63,891	2,896,285
adidas AG	39,500	4,215,789
BASF AG	77,939	9,021,175
Bayer AG (d)	96,600	13,401,801
Brenntag AG	29,700	5,370,980
Continental AG	16,200	3,794,916
Drillisch AG	127,100	4,732,756
GEA Group AG	91,867	4,109,680
HeidelbergCement Finance AG	31,000	2,688,851
KION Group AG	95,589	4,518,207
LEG Immobilien AG	19,100	1,274,042
Siemens AG	73,564	9,704,590
TOTAL GERMANY		65,729,072
Greece - 0.1%
Folli Follie SA (a)	59,300	2,056,746
Hong Kong - 0.8%
AIA Group Ltd.	1,344,000	6,518,087
Techtronic Industries Co. Ltd.	2,334,000	7,435,853
TOTAL HONG KONG		13,953,940
India - 0.6%
Bharti Infratel Ltd. (a)	343,664	1,228,735
Housing Development Finance Corp. Ltd.	378,171	5,630,086
Lupin Ltd.	124,317	2,121,281
United Spirits Ltd.	16,241	745,473
TOTAL INDIA		9,725,575
Common Stocks - continued
	Shares	Value
Ireland - 2.5%
Actavis PLC (a)	80,000	$ 16,346,400
Alkermes PLC (a)	84,000	3,885,840
Bank of Ireland (a)	3,692,100	1,444,862
Greencore Group PLC	2,008,941	8,856,240
James Hardie Industries PLC CDI	365,087	4,653,355
Kerry Group PLC Class A	68,900	5,438,981
Trinity Biotech PLC sponsored ADR	15,000	367,650
TOTAL IRELAND		40,993,328
Italy - 0.6%
De Longhi SpA	149,600	3,246,044
UniCredit SpA	560,300	5,006,019
World Duty Free SpA (a)	159,397	2,135,101
TOTAL ITALY		10,387,164
Japan - 7.2%
ABC-MART, Inc.	21,800	977,679
ACOM Co. Ltd. (a)(d)	640,600	2,180,553
Aozora Bank Ltd.	983,000	2,922,991
Astellas Pharma, Inc.	610,500	6,789,637
Coca-Cola Central Japan Co. Ltd.	98,800	2,220,789
Daikin Industries Ltd.	67,300	3,884,553
Don Quijote Holdings Co. Ltd.	87,100	4,583,538
Harmonic Drive Systems, Inc.	64,400	1,823,622
Hitachi Ltd.	409,000	2,908,427
Hoya Corp.	131,600	3,879,712
Iida Group Holdings Co. Ltd. (a)	61,690	917,189
Japan Exchange Group, Inc.	159,500	3,148,344
Japan Tobacco, Inc.	238,400	7,825,797
Kakaku.com, Inc.	123,200	1,753,372
KDDI Corp.	87,900	4,678,944
Keyence Corp.	18,460	7,111,528
NEC Corp.	1,438,000	4,036,837
Olympus Corp. (a)	95,600	2,917,514
OMRON Corp.	128,500	4,537,438
ORIX Corp.	554,600	8,012,366
Park24 Co. Ltd.	83,900	1,531,348
Rakuten, Inc.	359,600	4,649,985
Santen Pharmaceutical Co. Ltd.	71,900	3,206,964
Seven & i Holdings Co., Ltd.	171,200	6,750,205
Seven Bank Ltd.	1,114,500	4,218,824
Ship Healthcare Holdings, Inc.	67,000	2,280,628
SoftBank Corp.	129,700	9,629,021
Toshiba Plant Systems & Services Corp.	155,300	2,283,131
Toyota Motor Corp.	139,500	7,536,928
Tsuruha Holdings, Inc.	12,900	1,297,129
TOTAL JAPAN		120,494,993
Kenya - 0.2%
Safaricom Ltd.	18,905,500	2,846,363

	Shares	Value
Korea (South) - 0.5%
Hyundai Motor Co.	12,766	$ 2,842,108
Naver Corp.	6,963	4,974,055
TOTAL KOREA (SOUTH)		7,816,163
Luxembourg - 0.2%
Altice S.A.	48,300	2,760,101
Netherlands - 1.9%
AEGON NV	292,700	2,683,011
AerCap Holdings NV (a)	342,200	14,280,006
Airbus Group NV	24,000	1,647,839
Koninklijke KPN NV (a)	780,491	2,772,985
Koninklijke Philips Electronics NV	214,500	6,866,830
Royal DSM NV	48,000	3,441,516
TOTAL NETHERLANDS		31,692,187
New Zealand - 0.2%
EBOS Group Ltd.	34,324	278,217
Ryman Healthcare Group Ltd.	459,616	3,428,227
TOTAL NEW ZEALAND		3,706,444
Philippines - 0.1%
Alliance Global Group, Inc.	1,671,800	1,168,291
Portugal - 0.1%
CTT Correios de Portugal SA	37,774	415,525
Espirito Santo Saude SGPS SA	163,137	787,622
TOTAL PORTUGAL		1,203,147
Singapore - 0.2%
Ezion Holdings Ltd.	792,000	1,434,027
Global Logistic Properties Ltd.	1,015,000	2,307,370
TOTAL SINGAPORE		3,741,397
South Africa - 0.3%
Distell Group Ltd.	126,410	1,501,949
Naspers Ltd. Class N	41,100	3,875,405
TOTAL SOUTH AFRICA		5,377,354
Spain - 1.3%
Amadeus IT Holding SA Class A	91,200	3,790,096
Atresmedia Corporacion de Medios de Comunicacion SA	93,500	1,339,979
Banco Bilbao Vizcaya Argentaria SA	378,631	4,663,880
Criteria CaixaCorp SA	495,883	3,020,159
Grifols SA ADR	112,842	4,631,036
Inditex SA	28,781	4,318,356
TOTAL SPAIN		21,763,506
Sweden - 2.3%
ASSA ABLOY AB (B Shares)	132,400	7,008,717
Eniro AB (a)	303,500	2,408,508
H&M Hennes & Mauritz AB (B Shares)	66,882	2,723,748
HEXPOL AB (B Shares)	17,500	1,652,518
Intrum Justitia AB	115,000	3,326,797
Common Stocks - continued
	Shares	Value
Sweden - continued
Investment AB Kinnevik (B Shares)	25,600	$ 899,634
Nordea Bank AB	591,800	8,550,892
Svenska Cellulosa AB (SCA) (B Shares)	284,400	7,964,880
Svenska Handelsbanken AB (A Shares)	87,700	4,401,050
TOTAL SWEDEN		38,936,744
Switzerland - 3.8%
Compagnie Financiere Richemont SA Series A	14,680	1,489,517
Lonza Group AG	47,211	4,932,453
Partners Group Holding AG	13,818	3,780,678
Roche Holding AG (participation certificate)	56,372	16,536,517
Schindler Holding AG (participation certificate)	11,367	1,759,102
Syngenta AG (Switzerland)	11,110	4,399,467
TE Connectivity Ltd.	380,000	22,412,400
UBS AG	371,406	7,767,540
TOTAL SWITZERLAND		63,077,674
Taiwan - 0.7%
ECLAT Textile Co. Ltd.	149,940	1,640,291
MediaTek, Inc.	289,000	4,521,987
Merida Industry Co. Ltd.	295,000	1,975,435
Taiwan Semiconductor Manufacturing Co. Ltd.	801,000	3,150,806
TOTAL TAIWAN		11,288,519
United Kingdom - 6.7%
Aberdeen Asset Management PLC	355,842	2,624,310
Alabama Noor Hospitals Group PLC	169,000	2,847,689
Associated British Foods PLC	48,600	2,437,891
Barclays PLC	1,024,038	4,372,693
BG Group PLC	261,200	5,283,301
BHP Billiton PLC	154,101	5,002,794
British American Tobacco PLC (United Kingdom)	67,200	3,880,463
Bunzl PLC	72,900	2,069,048
Diageo PLC	264,983	8,119,031
Exova Group Ltd. PLC (a)	534,277	1,986,816
Hikma Pharmaceuticals PLC	241,212	6,320,712
Hilton Food Group PLC	350,100	3,153,566
HSBC Holdings PLC (United Kingdom)	425,450	4,347,088
ITV PLC	907,700	2,789,260
Jazztel PLC (a)	284,917	4,371,792
Legal & General Group PLC	591,242	2,114,300
Liberty Global PLC:
Class A (a)	41,200	1,640,584
Class C	41,200	1,583,316
London Stock Exchange Group PLC	168,200	5,145,879
Meggitt PLC	419,676	3,377,805
Melrose PLC	445,600	2,147,962
Next PLC	57,000	6,274,770
Ocado Group PLC (a)	51,000	289,324

	Shares	Value
Persimmon PLC	129,000	$ 2,857,583
Poundland Group PLC (a)	248,394	1,457,375
Reckitt Benckiser Group PLC	48,500	3,910,123
Rolls-Royce Group PLC	271,600	4,814,979
Rotork PLC	44,510	1,947,154
St. James's Place Capital PLC	362,000	4,706,246
Sthree PLC	344,400	2,357,922
Taylor Wimpey PLC	761,900	1,351,998
The Restaurant Group PLC	123,700	1,303,256
Ultra Electronics Holdings PLC	36,900	1,056,641
Vodafone Group PLC	741,209	2,814,083
TOTAL UNITED KINGDOM		110,757,754
United States of America - 48.8%
Adobe Systems, Inc. (a)	629,200	38,815,348
Alexion Pharmaceuticals, Inc. (a)	14,800	2,341,360
American Airlines Group, Inc.	843,000	29,564,010
American Electric Power Co., Inc.	13,000	699,530
American Express Co.	72,000	6,294,960
Ameriprise Financial, Inc.	270,400	30,184,752
Anadarko Petroleum Corp.	59,000	5,842,180
ANSYS, Inc. (a)	50,000	3,815,500
AutoZone, Inc. (a)	25,500	13,614,195
Baker Hughes, Inc.	39,000	2,726,100
Biogen Idec, Inc. (a)	31,000	8,900,720
Boston Scientific Corp. (a)	470,200	5,929,222
Cabot Oil & Gas Corp.	1,282,000	50,356,960
Caterpillar, Inc.	38,000	4,005,200
CBS Corp. Class B	26,000	1,501,760
Charles Schwab Corp.	175,000	4,646,250
Church & Dwight Co., Inc.	31,000	2,139,310
Comcast Corp. Class A	452,000	23,395,520
Computer Sciences Corp.	45,000	2,663,100
CONSOL Energy, Inc.	13,000	578,630
Continental Resources, Inc. (a)	5,000	692,600
Cummins, Inc.	304,700	45,963,995
CVS Caremark Corp.	144,000	10,471,680
Devon Energy Corp.	13,000	910,000
Dynegy, Inc. (a)	23,100	657,195
Endocyte, Inc. (a)	24,700	447,317
Estee Lauder Companies, Inc. Class A	144,000	10,450,080
Facebook, Inc. Class A (a)	131,000	7,831,180
Fidelity National Information Services, Inc.	267,000	14,265,810
Freeport-McMoRan Copper & Gold, Inc.	276,000	9,486,120
Google, Inc.:
Class A (a)	67,800	36,264,864
Class C (a)	5,600	2,949,296
Halliburton Co.	294,000	18,542,580
Illumina, Inc. (a)	168,100	22,836,385
inContact, Inc. (a)	167,000	1,377,750
Intercept Pharmaceuticals, Inc. (a)	35,300	9,323,436
InterMune, Inc. (a)	50,000	1,604,000
Common Stocks - continued
	Shares	Value
United States of America - continued
Isis Pharmaceuticals, Inc. (a)	10,900	$ 290,049
Johnson & Johnson	179,000	18,130,910
Kate Spade & Co. (a)	30,800	1,070,916
Las Vegas Sands Corp.	130,900	10,358,117
Lumber Liquidators Holdings, Inc. (a)	13,000	1,133,080
Marriott International, Inc. Class A	238,000	13,787,340
MasterCard, Inc. Class A	166,600	12,253,430
McGraw Hill Financial, Inc.	693,400	51,263,063
Moody's Corp.	104,000	8,164,000
Morgan Stanley	139,000	4,299,270
MPLX LP	1,200	64,956
Neurocrine Biosciences, Inc. (a)	41,600	583,232
NextEra Energy, Inc.	28,000	2,795,800
Noble Energy, Inc.	156,000	11,197,680
Norfolk Southern Corp.	199,900	18,896,547
Oceaneering International, Inc.	76,000	5,569,280
Oracle Corp.	358,000	14,635,040
Phillips 66 Partners LP	7,100	380,702
Pioneer Natural Resources Co.	27,900	5,392,233
Prestige Brands Holdings, Inc. (a)	116,505	3,905,248
priceline.com, Inc. (a)	2,700	3,125,925
QUALCOMM, Inc.	67,000	5,273,570
Range Resources Corp.	285,000	25,778,250
Rex Energy Corp. (a)	25,000	526,500
salesforce.com, Inc. (a)	147,300	7,608,045
Sempra Energy	190,000	18,735,900
Spectra Energy Corp.	13,000	516,230
Spirit Airlines, Inc. (a)	81,900	4,655,196
The Coca-Cola Co.	228,000	9,300,120
The Cooper Companies, Inc.	23,800	3,139,458
The Walt Disney Co.	120,000	9,520,800
Thermo Fisher Scientific, Inc.	231,000	26,334,000
TJX Companies, Inc.	454,900	26,466,082
Union Pacific Corp.	108,400	20,642,612
Visa, Inc. Class A	16,400	3,322,804
Web.com Group, Inc. (a)	77,100	2,367,741
Wells Fargo & Co.	273,000	13,551,720
Workday, Inc. Class A (a)	13,100	957,217
Zebra Technologies Corp. Class A (a)	194,799	13,526,843
TOTAL UNITED STATES OF AMERICA		811,608,801
TOTAL COMMON STOCKS (Cost $1,318,229,538)		1,544,474,946
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.6%
Volkswagen AG	39,200	10,555,958

	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	36,394,400	$ 61,448
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,520,304)		10,617,406
Government Obligations - 0.1%
		Principal Amount (h)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 5/8/14 to 5/29/14 (g) (Cost $994,973)		$ 995,000	994,988
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $1,935,053)	EUR	1,260,000	1,947,054
Money Market Funds - 6.3%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	80,440,386	80,440,386
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	24,095,602	24,095,602
TOTAL MONEY MARKET FUNDS (Cost $104,535,988)		104,535,988
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,433,215,856)		1,662,570,382
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,127,076
NET ASSETS - 100%		$ 1,663,697,458
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
242 CME Nikkei 225 Index Contracts	June 2014	$ 17,309,050	$ (1,236,567)

The face value of futures purchased as a percentage of net assets is 1.0%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,947,054 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $994,988.
(h) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,626
Fidelity Securities Lending Cash Central Fund	120,100
Total	$ 149,726
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 211,470,934	$ 200,900,288	$ 10,570,646	$ -
Consumer Staples	107,603,854	87,799,055	19,804,799	-
Energy	156,114,841	141,147,791	14,967,050	-
Financials	266,315,508	241,036,434	25,279,074	-
Health Care	213,885,502	185,208,853	28,676,649	-
Industrials	249,213,724	232,642,304	16,571,420	-
Information Technology	238,027,529	234,876,723	3,150,806	-
Materials	50,283,352	40,881,091	9,402,261	-
Telecommunication Services	37,904,487	32,317,419	5,587,068	-
Utilities	24,272,621	24,272,621	-	-
Government Obligations	994,988	-	994,988	-
Preferred Securities	1,947,054	-	1,947,054	-
Money Market Funds	104,535,988	104,535,988	-	-
Total Investments in Securities:	$ 1,662,570,382	$ 1,525,618,567	$ 136,951,815	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,236,567)	$ (1,236,567)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 19,023,104
Level 2 to Level 1	$ 92,862,143
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,236,567)
Total Value of Derivatives	$ -	$ (1,236,567)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,555,351) - See accompanying schedule: Unaffiliated issuers (cost $1,328,679,868)	$ 1,558,034,394
Fidelity Central Funds (cost $104,535,988)	104,535,988
Total Investments (cost $1,433,215,856)		$ 1,662,570,382
Foreign currency held at value (cost $52)		52
Receivable for investments sold		68,415,908
Receivable for fund shares sold		1,484,763
Dividends receivable		3,212,936
Interest receivable		191
Distributions receivable from Fidelity Central Funds		39,519
Prepaid expenses		1,261
Other receivables		253,850
Total assets		1,735,978,862

Liabilities
Payable for investments purchased	$ 45,159,562
Payable for fund shares redeemed	1,447,317
Accrued management fee	952,662
Distribution and service plan fees payable	25,026
Payable for daily variation margin for derivative instruments	199,650
Other affiliated payables	316,712
Other payables and accrued expenses	84,873
Collateral on securities loaned, at value	24,095,602
Total liabilities		72,281,404

Net Assets		$ 1,663,697,458
Net Assets consist of:
Paid in capital		$ 1,310,015,718
Undistributed net investment income		1,479,915
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		124,153,105
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		228,048,720
Net Assets		$ 1,663,697,458

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,512,784 ÷ 1,476,268 shares)	$ 24.06

Maximum offering price per share (100/94.25 of $24.06)	$ 25.53
Class T: Net Asset Value and redemption price per share ($11,898,138 ÷ 497,174 shares)	$ 23.93

Maximum offering price per share (100/96.50 of $23.93)	$ 24.80
Class B: Net Asset Value and offering price per share ($677,897 ÷ 28,579 shares)A	$ 23.72

Class C: Net Asset Value and offering price per share ($14,391,470 ÷ 609,110 shares)A	$ 23.63

Worldwide: Net Asset Value, offering price and redemption price per share ($1,578,956,008 ÷ 65,013,550 shares)	$ 24.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($22,261,161 ÷ 920,566 shares)	$ 24.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund
Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 10,543,027
Interest		1,137
Income from Fidelity Central Funds		149,726
Income before foreign taxes withheld		10,693,890
Less foreign taxes withheld		(616,440)
Total income		10,077,450

Expenses
Management fee Basic fee	$ 5,741,879
Performance adjustment	631,678
Transfer agent fees	1,566,180
Distribution and service plan fees	139,482
Accounting and security lending fees	309,170
Custodian fees and expenses	90,515
Independent trustees' compensation	3,242
Registration fees	92,358
Audit	33,965
Legal	3,748
Miscellaneous	5,683
Total expenses before reductions	8,617,900
Expense reductions	(17,167)	8,600,733
Net investment income (loss)		1,476,717
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	132,730,021
Foreign currency transactions	(120,144)
Futures contracts	372,794
Total net realized gain (loss)		132,982,671
Change in net unrealized appreciation (depreciation) on: Investment securities	(74,165,213)
Assets and liabilities in foreign currencies	8,373
Futures contracts	(1,484,599)
Total change in net unrealized appreciation (depreciation)		(75,641,439)
Net gain (loss)		57,341,232
Net increase (decrease) in net assets resulting from operations		$ 58,817,949

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,476,717	$ 5,393,168
Net realized gain (loss)	132,982,671	127,458,993
Change in net unrealized appreciation (depreciation)	(75,641,439)	200,895,469
Net increase (decrease) in net assets resulting from operations	58,817,949	333,747,630
Distributions to shareholders from net investment income	(5,150,884)	(8,778,977)
Distributions to shareholders from net realized gain	(120,193,598)	(4,461,887)
Total distributions	(125,344,482)	(13,240,864)
Share transactions - net increase (decrease)	205,178,991	92,658,787
Redemption fees	19,886	24,982
Total increase (decrease) in net assets	138,672,344	413,190,535

Net Assets
Beginning of period	1,525,025,114	1,111,834,579
End of period (including undistributed net investment income of $1,479,915 and undistributed net investment income of $5,154,082, respectively)	$ 1,663,697,458	$ 1,525,025,114

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.18	$ 19.69	$ 17.89	$ 17.50	$ 14.96	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.02)	.02	.10	.05	.03	(.01)
Net realized and unrealized gain (loss)	.92	5.66	1.72	.47	2.63	4.09
Total from investment operations	.90	5.68	1.82	.52	2.66	4.08
Distributions from net investment income	(.04)	(.11)	(.02)	(.08)	(.10)	-
Distributions from net realized gain	(1.98)	(.08)	-	(.05)	(.02)	-
Total distributions	(2.02)	(.19)	(.02)	(.13)	(.12)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.06	$ 25.18	$ 19.69	$ 17.89	$ 17.50	$ 14.96
Total Return B, C, D	3.79%	29.10%	10.20%	2.94%	17.85%	37.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	1.45%	1.43%	1.41%	1.43%	1.52% A
Expenses net of fee waivers, if any	1.36% A	1.45%	1.43%	1.40%	1.43%	1.52% A
Expenses net of all reductions	1.36% A	1.42%	1.41%	1.38%	1.41%	1.49% A
Net investment income (loss)	(.13)% A	.09%	.52%	.28%	.21%	(.06)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,513	$ 28,661	$ 18,723	$ 13,153	$ 7,530	$ 993
Portfolio turnover rate G	175% A	161%	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.05	$ 19.61	$ 17.83	$ 17.46	$ 14.94	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.05)	(.04)	.05	.01	(.01)	(.01)
Net realized and unrealized gain (loss)	.91	5.63	1.73	.45	2.62	4.07
Total from investment operations	.86	5.59	1.78	.46	2.61	4.06
Distributions from net investment income	-	(.07)	-	(.04)	(.08)	-
Distributions from net realized gain	(1.98)	(.08)	-	(.05)	(.02)	-
Total distributions	(1.98)	(.15)	-	(.09)	(.09) K	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 23.93	$ 25.05	$ 19.61	$ 17.83	$ 17.46	$ 14.94
Total Return B, C, D	3.62%	28.73%	9.98%	2.61%	17.53%	37.32%
Ratios to Average Net Assets F, I
Expenses before reductions	1.63% A	1.71%	1.68%	1.66%	1.70%	1.73% A
Expenses net of fee waivers, if any	1.63% A	1.70%	1.68%	1.65%	1.70%	1.73% A
Expenses net of all reductions	1.63% A	1.68%	1.66%	1.63%	1.68%	1.70% A
Net investment income (loss)	(.40)% A	(.16)%	.26%	.03%	(.05)%	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,898	$ 9,822	$ 5,550	$ 2,187	$ 1,120	$ 458
Portfolio turnover rate G	175% A	161%	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.09 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 24.82	$ 19.44	$ 17.77	$ 17.39	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.11)	(.14)	(.04)	(.09)	(.09)	(.03)
Net realized and unrealized gain (loss)	.90	5.59	1.71	.47	2.61	4.04
Total from investment operations	.79	5.45	1.67	.38	2.52	4.01
Distributions from net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	(1.89)	(.07)	-	-	(.01)	-
Total distributions	(1.89)	(.07)	-	-	(.02)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 23.72	$ 24.82	$ 19.44	$ 17.77	$ 17.39	$ 14.89
Total Return B, C, D	3.36%	28.13%	9.40%	2.19%	16.92%	36.86%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15% A	2.19%	2.18%	2.16%	2.19%	2.20% A
Expenses net of fee waivers, if any	2.15% A	2.19%	2.18%	2.16%	2.19%	2.20% A
Expenses net of all reductions	2.15% A	2.17%	2.16%	2.13%	2.17%	2.17% A
Net investment income (loss)	(.92)% A	(.65)%	(.23)%	(.47)%	(.55)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 678	$ 710	$ 304	$ 256	$ 305	$ 224
Portfolio turnover rate G	175% A	161%	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 24.78	$ 19.41	$ 17.74	$ 17.36	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.10)	(.14)	(.04)	(.09)	(.09)	(.04)
Net realized and unrealized gain (loss)	.90	5.58	1.71	.47	2.61	4.05
Total from investment operations	.80	5.44	1.67	.38	2.52	4.01
Distributions from net investment income	-	-	-	-	(.03)	-
Distributions from net realized gain	(1.95)	(.07)	-	-	(.02)	-
Total distributions	(1.95)	(.07)	-	-	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 23.63	$ 24.78	$ 19.41	$ 17.74	$ 17.36	$ 14.89
Total Return B, C, D	3.41%	28.12%	9.41%	2.19%	16.94%	36.86%
Ratios to Average Net Assets F, I
Expenses before reductions	2.08% A	2.15%	2.18%	2.16%	2.19%	2.18% A
Expenses net of fee waivers, if any	2.08% A	2.14%	2.18%	2.15%	2.19%	2.18% A
Expenses net of all reductions	2.08% A	2.12%	2.16%	2.13%	2.16%	2.15% A
Net investment income (loss)	(.85)% A	(.60)%	(.23)%	(.47)%	(.54)%	(.39)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,391	$ 10,778	$ 1,726	$ 1,297	$ 710	$ 335
Portfolio turnover rate G	175% A	161%	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Worldwide

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.41	$ 19.85	$ 18.02	$ 17.58	$ 14.98	$ 13.40
Income from Investment Operations
Net investment income (loss) D	.02	.10	.16	.11	.08	.12
Net realized and unrealized gain (loss)	.93	5.70	1.74	.48	2.63	1.63
Total from investment operations	.95	5.80	1.90	.59	2.71	1.75
Distributions from net investment income	(.09)	(.16)	(.07)	(.10)	(.10)	(.17)
Distributions from net realized gain	(1.98)	(.08)	-	(.05)	(.02)	-
Total distributions	(2.07)	(.24)	(.07)	(.15)	(.11) I	(.17)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 24.29	$ 25.41	$ 19.85	$ 18.02	$ 17.58	$ 14.98
Total Return B, C	3.94%	29.54%	10.56%	3.32%	18.18%	13.39%
Ratios to Average Net Assets E, G
Expenses before reductions	1.03% A	1.11%	1.11%	1.08%	1.15%	1.27%
Expenses net of fee waivers, if any	1.03% A	1.11%	1.11%	1.08%	1.15%	1.27%
Expenses net of all reductions	1.03% A	1.08%	1.09%	1.05%	1.12%	1.24%
Net investment income (loss)	.20% A	.43%	.84%	.60%	.50%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,578,956	$ 1,464,415	$ 1,081,240	$ 1,114,694	$ 1,087,928	$ 991,996
Portfolio turnover rate F	175% A	161%	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.11 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.015 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 25.31	$ 19.78	$ 17.98	$ 17.57	$ 15.00	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.02	.08	.14	.10	.07	.06
Net realized and unrealized gain (loss)	.92	5.68	1.74	.47	2.63	4.06
Total from investment operations	.94	5.76	1.88	.57	2.70	4.12
Distributions from net investment income	(.09)	(.15)	(.08)	(.11)	(.11)	-
Distributions from net realized gain	(1.98)	(.08)	-	(.05)	(.02)	-
Total distributions	(2.07)	(.23)	(.08)	(.16)	(.13)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 24.18	$ 25.31	$ 19.78	$ 17.98	$ 17.57	$ 15.00
Total Return B, C	3.92%	29.44%	10.49%	3.23%	18.08%	37.87%
Ratios to Average Net Assets E, H
Expenses before reductions	1.06% A	1.17%	1.18%	1.13%	1.21%	1.17% A
Expenses net of fee waivers, if any	1.06% A	1.17%	1.18%	1.13%	1.21%	1.17% A
Expenses net of all reductions	1.05% A	1.14%	1.16%	1.10%	1.19%	1.15% A
Net investment income (loss)	.18% A	.37%	.77%	.56%	.44%	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,261	$ 10,639	$ 4,291	$ 3,086	$ 335	$ 290
Portfolio turnover rate F	175% A	161%	186%	203%	166%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Worldwide and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 241,646,852
Gross unrealized depreciation	(20,016,802)
Net unrealized appreciation (depreciation) on securities and other investments	$ 221,630,050

Tax cost	$ 1,440,940,332

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $372,794 and a change in net unrealized appreciation (depreciation) of $(1,484,599) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,398,864,150 and $1,377,954,655, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Worldwide as compared to its benchmark index, the MSCI® World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 43,846	$ 1,502
Class T	.25%	.25%	28,078	252
Class B	.75%	.25%	3,541	2,670
Class C	.75%	.25%	64,017	15,319
			$ 139,482	$ 19,743

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,182
Class T	2,359
Class B*	253
Class C*	493
$ 9,287

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 47,369.27
Class T	16,243.29
Class B	1,080.31
Class C	15,330.24
Worldwide	1,468,573.19
Institutional Class	17,585.21
	$ 1,566,180

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $27,574 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,492 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $120,100, including $224 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10,033 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $36.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $7,098.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 57,793	$ 102,433
Class T	-	21,836
Class B	-	-
Class C	-	-
Worldwide	5,057,505	8,622,428
Institutional Class	35,586	32,280
Total	$ 5,150,884	$ 8,778,977
From net realized gain
Class A	$ 2,599,391	$ 75,180
Class T	810,701	23,606
Class B	53,916	1,126
Class C	885,815	6,545
Worldwide	115,043,498	4,338,328
Institutional Class	800,277	17,102
Total	$ 120,193,598	$ 4,461,887

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	529,342	491,761	$ 13,076,625	$ 11,054,215
Reinvestment of distributions	85,788	6,945	2,012,595	138,266
Shares redeemed	(276,992)	(311,295)	(6,726,916)	(6,852,432)
Net increase (decrease)	338,138	187,411	$ 8,362,304	$ 4,340,049
Class T
Shares sold	107,730	169,111	$ 2,635,638	$ 3,777,852
Reinvestment of distributions	34,507	2,272	806,094	45,089
Shares redeemed	(37,158)	(62,341)	(899,613)	(1,376,268)
Net increase (decrease)	105,079	109,042	$ 2,542,119	$ 2,446,673
Class B
Shares sold	1,492	20,337	$ 35,790	$ 444,905
Reinvestment of distributions	2,096	53	48,630	1,043
Shares redeemed	(3,610)	(7,424)	(87,302)	(167,624)
Net increase (decrease)	(22)	12,966	$ (2,882)	$ 278,324
Class C
Shares sold	171,404	396,584	$ 4,118,580	$ 8,655,233
Reinvestment of distributions	37,262	325	860,745	6,404
Shares redeemed	(34,478)	(50,941)	(820,094)	(1,138,699)
Net increase (decrease)	174,188	345,968	$ 4,159,231	$ 7,522,938
Worldwide
Shares sold	7,738,800	11,150,143	$ 191,914,263	$ 252,015,125
Reinvestment of distributions	4,935,499	628,809	116,724,543	12,588,791
Shares redeemed	(5,296,247)	(8,612,327)	(130,587,528)	(191,232,967)
Net increase (decrease)	7,378,052	3,166,625	$ 178,051,278	$ 73,370,949
Institutional Class
Shares sold	652,128	275,603	$ 15,896,134	$ 6,347,280
Reinvestment of distributions	32,218	2,425	758,744	48,393
Shares redeemed	(184,087)	(74,630)	(4,587,937)	(1,695,819)
Net increase (decrease)	500,259	203,398	$ 12,066,941	$ 4,699,854

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AWLDI-USAN-0614
1.883439.105

Fidelity®

International Small Cap

Fund

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Proxy Voting Results	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.52%
Actual		$ 1,000.00	$ 1,026.20	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Class T	1.78%
Actual		$ 1,000.00	$ 1,025.20	$ 8.94
HypotheticalA		$ 1,000.00	$ 1,015.97	$ 8.90
Class B	2.30%
Actual		$ 1,000.00	$ 1,022.30	$ 11.48
HypotheticalA		$ 1,000.00	$ 1,013.44	$ 11.43
Class C	2.23%
Actual		$ 1,000.00	$ 1,023.00	$ 11.19
HypotheticalA		$ 1,000.00	$ 1,013.74	$ 11.13
International Small Cap	1.22%
Actual		$ 1,000.00	$ 1,027.90	$ 6.13
HypotheticalA		$ 1,000.00	$ 1,018.74	$ 6.11
Institutional Class	1.10%
Actual		$ 1,000.00	$ 1,028.50	$ 5.53
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Japan 19.0%
United Kingdom 16.1%
United States of America* 9.8%
Germany 6.1%
France 5.6%
Australia 5.0%
Cayman Islands 3.7%
Bermuda 3.6%
Switzerland 2.8%
Other 28.3%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Japan 26.4%
United Kingdom 18.0%
Germany 9.7%
United States of America* 5.6%
France 3.9%
Cayman Islands 3.4%
Australia 3.4%
Ireland 2.7%
Bermuda 2.6%
Other 24.3%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	91.4	94.3
Bonds	0.2	0.2
Investment Companies	4.5	0.0
Short-Term Investments and Net Other Assets (Liabilities)	3.9	5.5
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Tsuruha Holdings, Inc. (Japan, Food & Staples Retailing)	1.5	0.0
Nitori Holdings Co. Ltd. (Japan, Specialty Retail)	1.1	0.0
Meggitt PLC (United Kingdom, Aerospace & Defense)	1.1	0.0
Moneysupermarket.com Group PLC (United Kingdom, Internet Software & Services)	1.1	0.9
Ultra Electronics Holdings PLC (United Kingdom, Aerospace & Defense)	1.0	0.0
Close Brothers Group PLC (United Kingdom, Capital Markets)	1.0	0.6
Grand City Properties SA (Luxembourg, Real Estate Management & Development)	1.0	0.7
AMEC PLC (United Kingdom, Energy Equipment & Services)	0.9	0.0
Clicks Group Ltd. (South Africa, Food & Staples Retailing)	0.9	0.0
EBOS Group Ltd. (New Zealand, Health Care Providers & Service)	0.9	0.0
	10.5
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	18.6	16.1
Financials	17.9	17.7
Consumer Discretionary	15.6	22.5
Information Technology	11.4	14.4
Materials	9.0	4.7
Health Care	7.4	8.7
Energy	5.6	4.8
Consumer Staples	5.2	3.2
Telecommunication Services	0.6	0.5
Utilities	0.3	1.9

Semiannual Report

Investments April 30, 2014

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value
Australia - 5.0%
Austal Ltd. (a)(d)	3,396,893	$ 3,313,499
Boart Longyear Ltd. (d)	12,086,691	3,200,133
Bradken Ltd.	1,550,943	6,094,694
Challenger Ltd.	845,650	5,538,542
Charter Hall Group unit	1,196,020	4,666,631
Clinuvel Pharmaceuticals Ltd. (a)(d)	325,070	440,905
GUD Holdings Ltd.	1,884,479	9,366,143
iiNet Ltd.	455,468	3,029,609
Iluka Resources Ltd.	10	83
Imdex Ltd. (a)	5,754,982	3,929,588
Life Healthcare Group Ltd. (a)	1,826,612	3,818,076
Nanosonics Ltd. (a)	1,455,582	1,095,311
RCG Corp. Ltd.	2,518,231	1,742,880
Slater & Gordon Ltd.	1,756,224	7,668,201
SomnoMed Ltd. (a)	584,445	770,988
Southern Cross Media Group Ltd.	1,287,150	1,536,555
Spark Infrastructure Group unit	71	116
Vision Group Holdings Ltd. (a)	1,221,604	697,945
TOTAL AUSTRALIA		56,909,899
Austria - 0.7%
Andritz AG	96,612	5,996,040
RHI AG	65,333	2,287,747
TOTAL AUSTRIA		8,283,787
Bailiwick of Jersey - 1.1%
Informa PLC	744,720	6,064,369
LXB Retail Properties PLC (a)	497,911	1,030,875
Regus PLC	1,682,500	5,937,132
TOTAL BAILIWICK OF JERSEY		13,032,376
Belgium - 1.0%
Barco NV	79,803	5,943,165
Econocom Group SA (d)	536,082	5,750,546
TOTAL BELGIUM		11,693,711
Bermuda - 3.6%
APT Satellite Holdings Ltd.	2,096,000	2,627,789
Asia Satellite Telecommunications Holdings Ltd.	271,000	1,080,092
BW Offshore Ltd.	5,523,413	7,210,552
Great Eagle Holdings Ltd.	1,825,000	6,532,191
Hiscox Ltd.	530,595	6,324,748
Kofax Ltd. (a)	22,301	167,462
Common Stocks - continued
	Shares	Value
Bermuda - continued
Oakley Capital Investments Ltd. (a)	1,319,969	$ 3,833,253
Oriental Watch Holdings Ltd.	554,000	125,049
PAX Global Technology Ltd. (a)	6,064,000	3,159,902
Petra Diamonds Ltd. (a)	2,255,500	6,207,343
STELUX Holdings International	2,958,000	911,862
Vtech Holdings Ltd.	185,900	2,565,643
TOTAL BERMUDA		40,745,886
British Virgin Islands - 0.5%
Kalahari Energy (a)(f)	1,451,000	15
Leyshon Energy Ltd. (a)	757,227	44,748
Mail.Ru Group Ltd.:
GDR (a)(e)	112,800	3,064,776
GDR (Reg. S) (a)	108,724	2,954,031
TOTAL BRITISH VIRGIN ISLANDS		6,063,570
Canada - 2.5%
AirSea Lines (a)(f)	1,893,338	26
Constellation Software, Inc.	18,466	4,089,797
First Quantum Minerals Ltd.	172,898	3,443,605
Jean Coutu Group, Inc. Class A (sub. vtg.)	319,160	6,432,411
Rock Well Petroleum, Inc. (a)(f)	770,400	7
ShawCor Ltd. Class A	154,929	6,900,811
Western Energy Services Corp.	6	62
Whitecap Resources, Inc. (d)	585,981	7,730,747
TOTAL CANADA		28,597,466
Cayman Islands - 3.7%
AMVIG Holdings Ltd.	2,514,000	914,424
Bonjour Holdings Ltd.	43,448,000	7,453,400
Changshouhua Food Co. Ltd.	872,000	885,165
China High Precision Automation Group Ltd. (a)	712,000	27,551
China Metal Recycling (Holdings)Ltd. (a)	436,800	1
China Outfitters Holdings Ltd.	170,000	26,313
Hop Hing Group Holdings Ltd.	6,752,000	196,822
Lee's Pharmaceutical Holdings Ltd.	3,150,000	3,534,784
Lifestyle International Holdings Ltd.	3,551,000	6,952,732
Lombard Medical, Inc. (a)	315,100	3,097,433
Marwyn Value Investors II Ltd.	2,064,327	7,127,663
Ming Fai International Holdings Ltd.	6,304,000	609,832
Pico Far East Holdings Ltd.	15,344,000	4,096,773
Shenguan Holdings Group Ltd.	3,154,000	1,350,619
SITC International Holdings Co. Ltd.	3,852,000	1,699,204
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
SouFun Holdings Ltd. ADR	247,000	$ 2,907,190
VST Holdings Ltd.	2,767,600	703,238
Xinyi Glass Holdings Ltd.	1,670,000	1,313,951
TOTAL CAYMAN ISLANDS		42,897,095
Denmark - 1.1%
FLSmidth & Co. A/S (d)	116,059	6,202,038
Jyske Bank A/S (Reg.) (a)	107,279	5,892,369
TOTAL DENMARK		12,094,407
Finland - 2.2%
Amer Group PLC (A Shares)	297,916	6,150,109
Kemira Oyj	405,300	6,185,223
Rakentajain Konevuokraamo Oyj (B Shares)	343,656	7,652,177
Tikkurila Oyj	205,600	5,100,076
TOTAL FINLAND		25,087,585
France - 5.6%
ALTEN	165,500	8,446,072
Arkema SA	56,379	6,286,333
Audika SA (a)	113,900	2,087,433
Faurecia SA (a)	92,473	4,156,033
Ipsos SA	222,790	8,635,911
Parrot SA (a)	208,950	6,392,004
Sopra Group SA	61,000	7,045,310
The Lisi Group	52,800	8,570,493
The Vicat Group	80,198	6,959,482
Wendel SA	39,952	6,016,645
TOTAL FRANCE		64,595,716
Germany - 6.1%
Aareal Bank AG	144,351	6,543,671
AURELIUS AG	158,535	5,885,689
Bilfinger Berger AG	67,664	8,038,401
CompuGroup Medical AG	239,549	6,384,219
Deutsche Beteiligungs AG	53,682	1,444,829
GEA Group AG	149,744	6,698,813
GfK AG	195,601	10,094,854
Lanxess AG	61,222	4,654,512
LEG Immobilien AG	99,977	6,668,845
LEONI AG	82,747	6,145,193
Common Stocks - continued
	Shares	Value
Germany - continued
Pfeiffer Vacuum Technology AG	36,091	$ 4,293,575
SHW Group	49,128	2,950,207
TOTAL GERMANY		69,802,808
Greece - 1.1%
Metka SA	324,600	5,809,306
Motor Oil (HELLAS)Corinth Refineries SA	529,850	6,674,594
TOTAL GREECE		12,483,900
Hong Kong - 1.0%
Dah Sing Banking Group Ltd.	1,861,600	2,790,137
Magnificent Estates Ltd.	82,044,000	3,968,360
Singamas Container Holdings Ltd.	6,158,000	1,334,388
Techtronic Industries Co. Ltd.	1,184,500	3,773,680
TOTAL HONG KONG		11,866,565
India - 0.6%
Page Industries Ltd.	37,081	3,579,302
Shriram City Union Finance Ltd.	6,875	134,776
Shriram Transport Finance Co. Ltd.	242,317	2,952,077
Thangamayil Jewellery Ltd.	32,258	70,223
TOTAL INDIA		6,736,378
Indonesia - 0.2%
PT Clipan Finance Indonesia Tbk	7,430,200	260,280
PT Media Nusantara Citra Tbk	8,361,100	1,963,447
TOTAL INDONESIA		2,223,727
Ireland - 1.1%
Smurfit Kappa Group PLC	287,600	6,397,995
United Drug PLC (United Kingdom)	1,007,649	6,102,615
TOTAL IRELAND		12,500,610
Isle of Man - 0.6%
Lamprell PLC (a)	2,616,188	6,780,359
Israel - 0.5%
Frutarom Industries Ltd.	242,110	5,807,002
Italy - 1.2%
Danieli & C. Officine Meccaniche SpA	180,697	6,477,829
Prysmian SpA (d)	263,900	6,861,120
TOTAL ITALY		13,338,949
Common Stocks - continued
	Shares	Value
Japan - 19.0%
Accordia Golf Co. Ltd. (d)	467,700	$ 5,992,928
ACOM Co. Ltd. (a)(d)	1,029,600	3,504,678
Aeon Delight Co. Ltd.	130,900	2,883,423
Ain Pharmaciez, Inc.	66,000	2,901,844
Aozora Bank Ltd.	2,161,000	6,425,823
Asahi Co. Ltd.	239,400	3,179,979
Broadleaf Co. Ltd.	229,800	3,690,826
Daiwa Industries Ltd.	303,000	1,867,169
Fuji Corp.	68,800	1,426,001
Fukuda Denshi Co. Ltd.	76,800	3,898,782
GMO Internet, Inc.	753,000	6,636,211
Higashi Nihon House Co. Ltd.	1,108,400	5,301,586
Hoshizaki Electric Co. Ltd.	162,800	6,584,614
Iida Group Holdings Co. Ltd. (a)	626,351	9,312,403
Iwatsuka Confectionary Co. Ltd.	24,100	1,320,096
JSR Corp.	545,600	8,939,013
KAWAI Musical Instruments Manufacturing Co. Ltd.	1,991,000	3,544,403
Koshidaka Holdings Co. Ltd.	37,200	1,102,519
Kotobuki Spirits Co. Ltd.	87,700	1,807,443
Leopalace21 Corp. (a)	1,920,600	9,919,077
Meitec Corp.	240,000	6,382,941
Miraca Holdings, Inc.	139,600	6,049,083
Mitani Shoji Co. Ltd.	72,600	1,633,296
Mitsubishi Pencil Co. Ltd.	32,900	976,686
Nakanishi, Inc.	97,500	3,328,361
Nihon Nohyaku Co. Ltd.	366,000	4,557,324
Nippon Koei Co. Ltd.	281,000	1,346,799
Nippon Shinyaku Co. Ltd.	360,000	6,334,817
Nitori Holdings Co. Ltd.	284,100	13,019,108
Nomura Real Estate Holdings, Inc.	233,000	4,343,894
Pal Co. Ltd.	71,000	1,354,233
Paramount Bed Holdings Co. Ltd.	132,300	3,985,758
Ricoh Leasing Co. Ltd.	238,100	6,211,304
Rohto Pharmaceutical Co. Ltd.	3,400	59,962
Sakata INX Corp.	364,800	3,207,856
San-Ai Oil Co. Ltd.	779,000	5,181,396
Shinko Kogyo Co. Ltd.	314,700	2,992,013
Takata Corp.	125,100	2,945,329
TFP Consulting Group Co. Ltd.	70,000	1,524,136
TKC Corp.	185,100	3,745,996
Tokyo Ohka Kogyo Co. Ltd.	301,300	6,881,552
Toshiba Plant Systems & Services Corp.	464,900	6,834,692
Common Stocks - continued
	Shares	Value
Japan - continued
Toyo Suisan Kaisha Ltd.	195,000	$ 6,237,101
Tsuruha Holdings, Inc.	170,300	17,124,116
Uchiyama Holdings Co. Ltd. (d)	381,600	2,441,105
VT Holdings Co. Ltd.	1,157,100	6,632,372
Welcia Holdings Co. Ltd. (d)	32,800	1,979,518
TOTAL JAPAN		217,549,566
Korea (South)- 1.8%
Hy-Lok Corp.	119,715	3,482,178
Koh Young Technology, Inc.	159,703	3,802,822
KEPCO Plant Service & Engineering Co. Ltd.	95,360	6,202,880
Leeno Industrial, Inc.	48,695	1,402,262
Soulbrain Co. Ltd.	46,386	1,847,628
TK Corp. (a)	172,528	3,398,458
TOTAL KOREA (SOUTH)		20,136,228
Luxembourg - 1.1%
Grand City Properties SA (a)	1,009,573	11,373,125
RM2 International SA (a)(d)	1,278,800	1,414,227
TOTAL LUXEMBOURG		12,787,352
Netherlands - 0.8%
Amsterdam Commodities NV	270,721	6,722,968
Ichor Coal NV (a)	355,000	2,314,301
TOTAL NETHERLANDS		9,037,269
New Zealand - 1.5%
EBOS Group Ltd.	1,264,619	10,250,521
Nuplex Industries Ltd.	2,204,863	6,654,387
TOTAL NEW ZEALAND		16,904,908
Norway - 1.5%
ABG Sundal Collier ASA (a)	6,803,251	6,294,750
Ekornes A/S	405,297	6,426,197
Kongsberg Gruppen ASA (a)	187,819	4,407,710
Sevan Drilling ASA (a)	869,757	460,901
TOTAL NORWAY		17,589,558
Singapore - 1.7%
Amtek Engineering Ltd.	5,859,000	2,897,487
Boustead Singapore Ltd.	2,261,000	3,417,560
Goodpack Ltd.	2,305,000	4,412,539
Hour Glass Ltd.	301,000	408,152
Common Stocks - continued
	Shares	Value
Singapore - continued
Mapletree Industrial (REIT)	1,303,312	$ 1,496,984
OSIM International Ltd.	1,572,000	3,636,277
Sino Grandness Food Industry Group Ltd. (a)	1,545,000	850,323
Venture Corp. Ltd.	347,000	2,122,908
TOTAL SINGAPORE		19,242,230
South Africa - 2.3%
Blue Label Telecoms Ltd.	6,875,600	5,960,313
Clicks Group Ltd.	1,736,037	10,585,692
Pinnacle Technology Holdings Ltd.	2,281,330	2,819,000
SA Corporate Real Estate Fund	17,242,106	6,768,680
TOTAL SOUTH AFRICA		26,133,685
Sweden - 0.3%
AddTech AB (B Shares)	204,656	3,123,882
Rezidor Hotel Group AB rights 12/31/99 (a)	1,290,198	598,582
TOTAL SWEDEN		3,722,464
Switzerland - 2.8%
Clariant AG (Reg.)	307,372	6,048,952
Daetwyler Holdings AG	20,416	3,224,434
Pargesa Holding SA	111,676	10,125,832
Vontobel Holdings AG	147,811	5,785,807
VZ Holding AG (d)	37,391	6,275,026
TOTAL SWITZERLAND		31,460,051
Taiwan - 0.8%
Pacific Hospital Supply Co. Ltd.	1,055,000	2,727,951
Tripod Technology Corp.	3,369,000	6,634,022
TOTAL TAIWAN		9,361,973
Thailand - 0.6%
Delta Electronics PCL (For. Reg.)	3,795,000	6,684,642
Turkey - 0.3%
Aygaz A/S	821,000	3,382,681
United Kingdom - 16.1%
Aberdeen Asset Management PLC	996,500	7,349,119
AMEC PLC	513,481	10,706,972
Ashmore Group PLC (d)	1,223,193	7,236,598
BBA Aviation PLC	1,719,881	9,001,926
Bond International Software PLC	843,266	1,850,901
Brammer PLC	784,864	6,218,334
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Brewin Dolphin Holding PLC	980,163	$ 5,345,350
Cineworld Group PLC (d)	247,976	1,351,298
Close Brothers Group PLC	485,800	11,450,337
Countrywide PLC	858,100	8,569,747
Craneware PLC	772,825	7,046,124
Devro PLC	144,637	516,494
Diploma PLC	499,552	5,554,076
Exova Group Ltd. PLC (a)	248,400	923,725
ITE Group PLC	964,200	3,744,297
John Wood Group PLC	470,700	6,226,709
Kennedy Wilson Europe Real Estate PLC	170,000	2,927,686
Keronite PLC (a)(f)	136	0
Mears Group PLC	750,060	6,376,331
Meggitt PLC	1,604,455	12,913,621
Micro Focus International PLC	491,727	6,434,297
Moneysupermarket.com Group PLC	4,001,600	12,296,469
Morgan Advanced Materials PLC	560,608	3,170,877
Provident Financial PLC	270,578	9,077,488
Pureprofile Media PLC (a)(f)	1,108,572	860,988
Regenersis PLC (d)	174,790	1,047,660
Silverdell PLC (a)	12,644,400	213
Sinclair Pharma PLC (a)	8,403,003	4,362,696
Spectris PLC	164,300	6,172,242
Spirent Communications PLC	3,759,400	6,039,523
Sthree PLC	7	48
Synergy Health PLC	353,353	7,397,855
TMO Renewables Ltd. (a)(f)	1,000,000	67,536
Ultra Electronics Holdings PLC	416,244	11,919,257
TOTAL UNITED KINGDOM		184,156,794
United States of America - 1.4%
Dillard's, Inc. Class A	104,271	10,211,259
Integrated Silicon Solution, Inc. (a)	432,830	6,258,722
Mudalla Technology, Inc. (Reg. S) (a)	996,527	17
YOU On Demand Holdings, Inc. (a)(f)	27,500	81,675
YOU On Demand Holdings, Inc. warrants 8/30/17 (a)(f)	27,500	280
TOTAL UNITED STATES OF AMERICA		16,551,953
TOTAL COMMON STOCKS (Cost $976,458,320)		1,046,243,150
Investment Companies - 4.5%
	Shares	Value
United States of America - 4.5%
iShares MSCI EAFE Small Cap Index ETF (Cost $51,512,335)	1,006,800	$ 52,373,733
Convertible Bonds - 0.2%
Principal Amount
Canada - 0.2%
Caracal Energy, Inc. 12.5% 9/30/17 (f) (Cost $1,400,000)	$ 1,400,000	2,113,538
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	43,278,805	43,278,805
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	25,240,283	25,240,283
TOTAL MONEY MARKET FUNDS (Cost $68,519,088)		68,519,088
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,097,889,743)		1,169,249,509
NET OTHER ASSETS (LIABILITIES)- (2.1)%		(24,536,712)
NET ASSETS - 100%		$ 1,144,712,797
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,064,776 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,124,065 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
Caracal Energy, Inc. 12.5% 9/30/17	9/12/12	$ 1,400,000
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
TMO Renewables Ltd.	10/27/05	$ 535,065
YOU On Demand Holdings, Inc.	8/29/12	$ 110,000
YOU On Demand Holdings, Inc. warrants 8/30/17	9/14/12	$ 0
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,276
Fidelity Securities Lending Cash Central Fund	219,462
Total	$ 252,738
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pertama Holdings Ltd.	$ 12,066,495	$ -	$ 12,052,911	$ 64,973	$ -
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 179,014,442	$ 178,415,563	$ 598,862	$ 17
Consumer Staples	59,520,444	59,520,444	-	-
Energy	63,649,734	63,649,712	-	22
Financials	204,124,526	204,124,526	-	-
Health Care	85,980,260	85,912,724	-	67,536
Industrials	211,028,047	211,027,808	-	239
Information Technology	130,668,518	129,779,979	-	888,539
Materials	102,136,892	102,136,891	-	1
Telecommunication Services	6,737,490	6,737,490	-	-
Utilities	3,382,797	3,382,797	-	-
Investment Companies	52,373,733	52,373,733	-	-
Corporate Bonds	2,113,538	-	2,113,538	-
Money Market Funds	68,519,088	68,519,088	-	-
Total Investments in Securities:	$ 1,169,249,509	$ 1,165,580,755	$ 2,712,400	$ 956,354

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 58,386,607

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014

Assets
Investment in securities, at value (including securities loaned of $23,833,010) - See accompanying schedule: Unaffiliated issuers (cost $1,029,370,655)	$ 1,100,730,421
Fidelity Central Funds (cost $68,519,088)	68,519,088
Total Investments (cost $1,097,889,743)		$ 1,169,249,509
Cash		314,645
Foreign currency held at value (cost $723,752)		724,663
Receivable for investments sold		26,611,287
Receivable for fund shares sold		848,200
Dividends receivable		4,837,869
Interest receivable		15,217
Distributions receivable from Fidelity Central Funds		50,880
Prepaid expenses		782
Other receivables		29,435
Total assets		1,202,682,487

Liabilities
Payable for investments purchased	$ 28,600,343
Payable for fund shares redeemed	2,832,064
Accrued management fee	837,162
Distribution and service plan fees payable	26,088
Other affiliated payables	274,521
Other payables and accrued expenses	159,229
Collateral on securities loaned, at value	25,240,283
Total liabilities		57,969,690

Net Assets		$ 1,144,712,797
Net Assets consist of:
Paid in capital		$ 933,888,205
Undistributed net investment income		3,217,327
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		136,242,915
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		71,364,350
Net Assets		$ 1,144,712,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($27,527,048 ÷ 1,043,966 shares)	$ 26.37

Maximum offering price per share (100/94.25 of $26.37)	$ 27.98
Class T: Net Asset Value and redemption price per share ($14,110,781 ÷ 538,206 shares)	$ 26.22

Maximum offering price per share (100/96.50 of $26.22)	$ 27.17
Class B: Net Asset Value and offering price per share ($652,497 ÷ 25,126 shares)A	$ 25.97

Class C: Net Asset Value and offering price per share ($15,880,929 ÷ 617,814 shares)A	$ 25.71

International Small Cap: Net Asset Value, offering price and redemption price per share ($1,011,882,966 ÷ 37,889,913 shares)	$ 26.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($74,658,576 ÷ 2,797,161 shares)	$ 26.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2014

Investment Income
Dividends (including $64,973 earned from other affiliated issuers)		$ 11,124,580
Interest		98,763
Income from Fidelity Central Funds		252,738
Income before foreign taxes withheld		11,476,081
Less foreign taxes withheld		(763,986)
Total income		10,712,095

Expenses
Management fee Basic fee	$ 5,155,237
Performance adjustment	194,161
Transfer agent fees	1,354,160
Distribution and service plan fees	149,816
Accounting and security lending fees	279,652
Custodian fees and expenses	169,607
Independent trustees' compensation	2,353
Registration fees	75,669
Audit	77,643
Legal	6,373
Miscellaneous	35,519
Total expenses before reductions	7,500,190
Expense reductions	(11,975)	7,488,215
Net investment income (loss)		3,223,880
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	199,331,576
Other affiliated issuers	5,640,625
Foreign currency transactions	(232,695)
Total net realized gain (loss)		204,739,506
Change in net unrealized appreciation (depreciation) on: Investment securities	(174,617,139)
Assets and liabilities in foreign currencies	28,413
Total change in net unrealized appreciation (depreciation)		(174,588,726)
Net gain (loss)		30,150,780
Net increase (decrease) in net assets resulting from operations		$ 33,374,660

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,223,880	$ 4,434,071
Net realized gain (loss)	204,739,506	66,068,952
Change in net unrealized appreciation (depreciation)	(174,588,726)	198,875,293
Net increase (decrease) in net assets resulting from operations	33,374,660	269,378,316
Distributions to shareholders from net investment income	(4,012,677)	(4,769,550)
Distributions to shareholders from net realized gain	(26,257,450)	(11,754,787)
Total distributions	(30,270,127)	(16,524,337)
Share transactions - net increase (decrease)	(7,053,323)	162,217,941
Redemption fees	222,461	119,206
Total increase (decrease) in net assets	(3,726,329)	415,191,126

Net Assets
Beginning of period	1,148,439,126	733,248,000
End of period (including undistributed net investment income of $3,217,327 and undistributed net investment income of $4,006,124, respectively)	$ 1,144,712,797	$ 1,148,439,126

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.34	$ 19.74	$ 18.97	$ 20.42	$ 17.28	$ 11.91
Income from Investment Operations
Net investment income (loss) E	.03	.06	.06	.10	.03	.06
Net realized and unrealized gain (loss)	.65	6.94	1.09	(.88)	3.51	5.31
Total from investment operations	.68	7.00	1.15	(.78)	3.54	5.37
Distributions from net investment income	(.05)	(.07)	(.11)	(.02)	(.06)	-
Distributions from net realized gain	(.60)	(.33)	(.27)	(.66)	(.34)	-
Total distributions	(.65)	(.40)	(.38)	(.68)	(.40)	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	- I
Net asset value, end of period	$ 26.37	$ 26.34	$ 19.74	$ 18.97	$ 20.42	$ 17.28
Total Return B,C,D	2.62%	36.18%	6.28%	(4.00)%	20.85%	45.09%
Ratios to Average Net Assets F,H
Expenses before reductions	1.52% A	1.61%	1.63%	1.56%	1.71%	1.75%
Expenses net of fee waivers, if any	1.52% A	1.61%	1.63%	1.55%	1.65%	1.65%
Expenses net of all reductions	1.52% A	1.60%	1.60%	1.54%	1.63%	1.62%
Net investment income (loss)	.25% A	.25%	.32%	.49%	.16%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,527	$ 24,020	$ 14,125	$ 17,185	$ 19,720	$ 17,590
Portfolio turnover rate G	155% A	54%	68%	47%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.17	$ 19.59	$ 18.80	$ 20.23	$ 17.14	$ 11.84
Income from Investment Operations
Net investment income (loss) E	- I	- I	.01	.05	(.02)	.02
Net realized and unrealized gain (loss)	.65	6.90	1.08	(.86)	3.47	5.28
Total from investment operations	.65	6.90	1.09	(.81)	3.45	5.30
Distributions from net investment income	-	-	(.03)	-	(.02)	-
Distributions from net realized gain	(.60)	(.32)	(.27)	(.63)	(.34)	-
Total distributions	(.60)	(.32)	(.30)	(.63)	(.36)	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	- I
Net asset value, end of period	$ 26.22	$ 26.17	$ 19.59	$ 18.80	$ 20.23	$ 17.14
Total Return B,C,D	2.52%	35.80%	5.97%	(4.18)%	20.46%	44.76%
Ratios to Average Net Assets F,H
Expenses before reductions	1.78% A	1.87%	1.88%	1.82%	1.97%	2.00%
Expenses net of fee waivers, if any	1.78% A	1.87%	1.88%	1.81%	1.90%	1.90%
Expenses net of all reductions	1.78% A	1.85%	1.85%	1.79%	1.88%	1.86%
Net investment income (loss)	(.01)% A	(.01)%	.07%	.24%	(.09)%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,111	$ 13,530	$ 9,262	$ 13,744	$ 16,092	$ 15,760
Portfolio turnover rate G	155% A	54%	68%	47%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.87	$ 19.22	$ 18.38	$ 19.79	$ 16.78	$ 11.65
Income from Investment Operations
Net investment income (loss) E	(.07)	(.11)	(.08)	(.05)	(.10)	(.04)
Net realized and unrealized gain (loss)	.64	6.84	1.07	(.85)	3.39	5.17
Total from investment operations	.57	6.73	.99	(.90)	3.29	5.13
Distributions from net realized gain	(.47)	(.08)	(.15)	(.52)	(.28)	-
Redemption fees added to paid in capital E	-I	-I	-I	.01	-I	-I
Net asset value, end of period	$ 25.97	$ 25.87	$ 19.22	$ 18.38	$ 19.79	$ 16.78
Total ReturnB,C,D	2.23%	35.14%	5.45%	(4.68)%	19.90%	44.03%
Ratios to Average Net AssetsF,H
Expenses before reductions	2.30%A	2.37%	2.38%	2.32%	2.47%	2.49%
Expenses net of fee waivers, if any	2.30%A	2.36%	2.38%	2.30%	2.40%	2.40%
Expenses net of all reductions	2.30%A	2.35%	2.35%	2.29%	2.38%	2.36%
Net investment income (loss)	(.53)%A	(.51)%	(.43)%	(.26)%	(.59)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 652	$ 795	$ 790	$ 2,067	$ 3,457	$ 3,601
Portfolio turnover rateG	155%A	54%	68%	47%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.68	$ 19.18	$ 18.38	$ 19.85	$ 16.85	$ 11.70
Income from Investment Operations
Net investment income (loss)E	(.06)	(.11)	(.08)	(.04)	(.10)	(.04)
Net realized and unrealized gain (loss)	.64	6.79	1.07	(.85)	3.40	5.19
Total from investment operations	.58	6.68	.99	(.89)	3.30	5.15
Distributions from net realized gain	(.55)	(.18)	(.19)	(.59)	(.30)	-
Redemption fees added to paid in capitalE	-I	-I	-I	.01	-I	-I
Net asset value, end of period	$ 25.71	$ 25.68	$ 19.18	$ 18.38	$ 19.85	$ 16.85
Total ReturnB,C,D	2.30%	35.15%	5.46%	(4.64)%	19.86%	44.02%
Ratios to Average Net AssetsF,H
Expenses before reductions	2.24%A	2.33%	2.38%	2.27%	2.42%	2.49%
Expenses net of fee waivers, if any	2.23%A	2.33%	2.38%	2.26%	2.40%	2.40%
Expenses net of all reductions	2.23%A	2.32%	2.35%	2.24%	2.37%	2.36%
Net investment income (loss)	(.46)%A	(.47)%	(.43)%	(.21)%	(.59)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,881	$ 13,426	$ 6,799	$ 9,545	$ 13,501	$ 5,814
Portfolio turnover rateG	155%A	54%	68%	47%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.67	$ 19.99	$ 19.23	$ 20.66	$ 17.48	$ 12.03
Income from Investment Operations
Net investment income (loss)D	.07	.12	.11	.17	.07	.08
Net realized and unrealized gain (loss)	.66	7.02	1.10	(.89)	3.53	5.37
Total from investment operations	.73	7.14	1.21	(.72)	3.60	5.45
Distributions from net investment income	(.09)	(.14)	(.18)	(.06)	(.08)	-
Distributions from net realized gain	(.60)	(.33)	(.27)	(.66)	(.34)	-
Total distributions	(.69)	(.46)I	(.45)	(.72)	(.42)	-
Redemption fees added to paid in capitalD	-H	-H	-H	.01	-H	-H
Net asset value, end of period	$ 26.71	$ 26.67	$ 19.99	$ 19.23	$ 20.66	$ 17.48
Total ReturnB,C	2.79%	36.56%	6.55%	(3.65)%	21.02%	45.30%
Ratios to Average Net AssetsE,G
Expenses before reductions	1.22%A	1.33%	1.35%	1.26%	1.44%	1.48%
Expenses net of fee waivers, if any	1.22%A	1.32%	1.35%	1.25%	1.44%	1.48%
Expenses net of all reductions	1.22%A	1.31%	1.33%	1.23%	1.42%	1.44%
Net investment income (loss)	.55%A	.53%	.59%	.80%	.37%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,011,883	$ 1,029,629	$ 692,769	$ 856,692	$ 808,478	$ 669,035
Portfolio turnover rateF	155%A	54%	68%	47%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.46 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.327 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.67	$ 20.00	$ 19.24	$ 20.66	$ 17.47	$ 12.01
Income from Investment Operations
Net investment income (loss)D	.09	.16	.13	.18	.09	.09
Net realized and unrealized gain (loss)	.66	7.00	1.10	(.89)	3.53	5.37
Total from investment operations	.75	7.16	1.23	(.71)	3.62	5.46
Distributions from net investment income	(.13)	(.16)	(.20)	(.06)	(.09)	-
Distributions from net realized gain	(.60)	(.33)	(.27)	(.66)	(.34)	-
Total distributions	(.73)	(.49)	(.47)	(.72)	(.43)	-
Redemption fees added to paid in capitalD	-H	-H	-H	.01	-H	-H
Net asset value, end of period	$ 26.69	$ 26.67	$ 20.00	$ 19.24	$ 20.66	$ 17.47
Total ReturnB,C	2.85%	36.68%	6.65%	(3.62)%	21.15%	45.46%
Ratios to Average Net AssetsE,G
Expenses before reductions	1.10%A	1.20%	1.25%	1.22%	1.34%	1.45%
Expenses net of fee waivers, if any	1.10%A	1.20%	1.25%	1.21%	1.34%	1.40%
Expenses net of all reductions	1.10%A	1.18%	1.22%	1.19%	1.31%	1.37%
Net investment income (loss)	.67%A	.66%	.70%	.84%	.47%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,659	$ 67,038	$ 9,503	$ 15,752	$ 8,231	$ 2,696
Portfolio turnover rateF	155%A	54%	68%	47%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014

1. Organization.

Fidelity® International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 113,033,500
Gross unrealized depreciation	(50,727,427)
Net unrealized appreciation (depreciation) on securities and other investments	$ 62,306,073

Tax cost	$ 1,106,943,436

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2017	$ (30,539,357)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $884,573,783 and $898,956,876, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap as compared to its benchmark index, the MSCI All Country World ex USA Small Cap Index, effective April 1, 2014 (the MSCI EAFE Small Cap Index prior to April 1, 2014), over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .88%

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 32,966	$ 942
Class T	.25%	.25%	36,092	412
Class B	.75%	.25%	3,789	2,855
Class C	.75%	.25%	76,969	15,628
			$ 149,816	$ 19,837

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,880
Class T	2,596
Class B*	584
Class C*	1,102
$ 15,162

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 36,611.28
Class T	20,962.29
Class B	1,160.31
Class C	18,843.24
International Small Cap	1,226,893.23
Institutional Class	49,691.11
	$ 1,354,160

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $942 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,117 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $81,675. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $219,462, including $2,622 from securities loaned to FCM.

8. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $11,975.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 48,211	$ 53,369
International Small Cap	3,601,145	4,638,246
Institutional Class	363,321	77,935
Total	$ 4,012,677	$ 4,769,550

Semiannual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

	Six months ended April 30, 2014	Year ended October 31, 2013
From net realized gain
Class A	$ 564,345	$ 235,834
Class T	310,220	146,972
Class B	14,343	3,106
Class C	305,689	61,233
International Small Cap	23,368,303	11,152,248
Institutional Class	1,694,550	155,394
Total	$ 26,257,450	$ 11,754,787
10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	244,401	398,633	$ 6,439,599	$ 9,321,444
Reinvestment of distributions	22,103	13,843	571,356	269,801
Shares redeemed	(134,616)	(215,812)	(3,528,257)	(4,750,681)
Net increase (decrease)	131,888	196,664	$ 3,482,698	$ 4,840,564
Class T
Shares sold	86,535	141,247	$ 2,260,266	$ 3,379,516
Reinvestment of distributions	11,686	7,380	300,676	143,239
Shares redeemed	(76,975)	(104,387)	(2,017,388)	(2,281,922)
Net increase (decrease)	21,246	44,240	$ 543,554	$ 1,240,833
Class B
Shares sold	2,495	4,525	$ 63,966	$ 108,233
Reinvestment of distributions	538	157	13,734	3,023
Shares redeemed	(8,636)	(15,050)	(224,083)	(330,538)
Net increase (decrease)	(5,603)	(10,368)	$ (146,383)	$ (219,282)
Class C
Shares sold	159,994	275,046	$ 4,102,388	$ 6,270,694
Reinvestment of distributions	10,499	2,855	265,425	54,609
Shares redeemed	(75,418)	(109,571)	(1,937,255)	(2,419,306)
Net increase (decrease)	95,075	168,330	$ 2,430,558	$ 3,905,997
International Small Cap
Shares sold	4,920,791	11,248,438	$ 131,112,287	$ 266,912,412
Reinvestment of distributions	988,313	770,505	25,844,387	15,163,539
Shares redeemed	(6,630,250)	(8,061,607)	(176,725,032)	(180,218,306)
Net increase (decrease)	(721,146)	3,957,336	$ (19,768,358)	$ 101,857,645

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Institutional Class
Shares sold	1,779,034	2,333,500	$ 46,753,572	$ 57,218,863
Reinvestment of distributions	61,170	8,409	1,598,368	165,323
Shares redeemed	(1,556,440)	(303,629)	(41,947,332)	(6,792,002)
Net increase (decrease)	283,764	2,038,280	$ 6,404,608	$ 50,592,184

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 14% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2014, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2014 and for the year ended October 31, 2013, and the financial highlights for the six months ended April 30, 2014 and for each of the five years in the period ended October 31, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2014, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2014 and for the year ended October 31, 2013, and the financial highlights for the six months ended April 30, 2014 and for each of the five years in the period ended October 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 24, 2014

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 18, 2014. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To approve a change in the performance adjustment index for the fund.
	# of Votes	% of Votes
Affirmative	659,102,813.34	91.252
Against	41,779,512.26	5.784
Abstain	21,410,547.93	2.964
TOTAL	722,292,873.53	100.000

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Small Cap Fund

On November 13, 2013, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval, with the intention of differentiating the fund and increasing its appeal by including Canada and emerging markets within its target investment universe. If approved by shareholders, the Amended Contract will prospectively change the index used to calculate the fund's performance adjustment from the MSCI EAFE Small Cap Index (the Current Index), which represents non-U.S. small cap issuers across 21 developed market countries, excluding Canada, to the MSCI All Country World ex U.S. Small Cap Index (the Proposed Index), which represents non-U.S. small cap issuers across 22 developed market countries, including Canada, and 21 emerging market countries.

In considering whether to approve the Amended Contract for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Contract is in the best interests of the fund and its shareholders and that the compensation payable under the Amended Contract is fair and reasonable. The Board, in reaching its determination to approve the Amended Contract, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers, including the backgrounds of the fund's investment personnel. The Board also considered the fund's investment objective, strategies, and related investment philosophy, and compared those to Fidelity's other international small cap offerings.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees took note of the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel, which it had reviewed in connection with its annual renewal of the fund's advisory contracts in July 2013. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR under the Amended Contract. The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is a part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services.

Investment Performance. In determining whether the Proposed Index is an appropriate index against which to measure the fund's investment performance, the Board considered that, subject to shareholder approval of the Amended Contract, FMR expects to increase the fund's exposure to investments in Canada and emerging markets. The Board noted that because the Proposed Index includes securities of issuers from Canada and emerging markets in addition to those of the same countries included in the Current Index, it will provide a more meaningful performance comparison for the fund going forward.

The Board considered the rolling 36-month returns of the fund's retail class compared to the rolling 36-month returns of the Current Index and the Proposed Index over the last three years ended September 30, 2013. The Board noted that the fund generally outperformed the Current Index and outperformed and underperformed the Proposed Index at different times over that period.

The Board compared the current weightings and characteristics of the Proposed Index to the Current Index. The Board also considered the performance of each index over the past ten calendar years and for the nine months ended September 30, 2013. The Board noted that the Proposed Index slightly outperformed the Current Index over the past 10 years. The Board recognized that past performance would have no impact on performance in the future and noted that historical performance differences between the Current and Proposed Index were primarily related to Canadian and emerging markets holdings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund under the Amended Contract should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, because the change in the index used to calculate the fund's performance adjustment will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Proposed Index. Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (with the Current Index) for the 12-month period ended September 30, 2013, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the Proposed Index) had been in effect during that period. The Board noted that, under the current management contract, the fund's basic fee was increased by a positive performance adjustment of approximately 0.12% and that, if the Amended Contract had been in effect during the 12-month period ended September 30, 2013, the fund's basic fee would have increased by a positive performance adjustment of 0.16%. As a result, the fund's hypothetical management fee would have been 0.04% ($371,854) higher if the Amended Contract had been in effect during that period. The Board noted that the fund outperformed the Current Index and the Proposed Index over that period.

In its review, the Board noted that at its July 2013 meeting it received and considered materials relating to its review of total expenses for the fund in connection with its renewal of the fund's current advisory contracts. This information included Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Proposed Index - the Board will next review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's advisory contracts.

Based on its review, the Board concluded that the fund's management fee was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Proposed Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability to be a significant factor in its decision. The Board noted that it considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders in connection with its annual renewal of the fund's advisory contracts in July 2013, and that the Board will consider Fidelity's costs of services and profitability in connection with its future renewal of the fund's advisory contracts.

Semiannual Report

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under management increase, and for higher group fee rates as total fund assets under management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board noted that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the fund, whether the fund has appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale in connection with its annual renewal of the fund's advisory contracts in July 2013, and that the Board will consider economies of scale In connection with its future renewal of the fund's advisory contracts.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK)
Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ISC-USAN-0614
1.800661.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Small Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Class A, Class T, Class B, and
Class C are classes of Fidelity®
International Small Cap Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Proxy Voting Results	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.52%
Actual		$ 1,000.00	$ 1,026.20	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Class T	1.78%
Actual		$ 1,000.00	$ 1,025.20	$ 8.94
HypotheticalA		$ 1,000.00	$ 1,015.97	$ 8.90
Class B	2.30%
Actual		$ 1,000.00	$ 1,022.30	$ 11.48
HypotheticalA		$ 1,000.00	$ 1,013.44	$ 11.43
Class C	2.23%
Actual		$ 1,000.00	$ 1,023.00	$ 11.19
HypotheticalA		$ 1,000.00	$ 1,013.74	$ 11.13
International Small Cap	1.22%
Actual		$ 1,000.00	$ 1,027.90	$ 6.13
HypotheticalA		$ 1,000.00	$ 1,018.74	$ 6.11
Institutional Class	1.10%
Actual		$ 1,000.00	$ 1,028.50	$ 5.53
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Japan 19.0%
United Kingdom 16.1%
United States of America* 9.8%
Germany 6.1%
France 5.6%
Australia 5.0%
Cayman Islands 3.7%
Bermuda 3.6%
Switzerland 2.8%
Other 28.3%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Japan 26.4%
United Kingdom 18.0%
Germany 9.7%
United States of America* 5.6%
France 3.9%
Cayman Islands 3.4%
Australia 3.4%
Ireland 2.7%
Bermuda 2.6%
Other 24.3%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	91.4	94.3
Bonds	0.2	0.2
Investment Companies	4.5	0.0
Short-Term Investments and Net Other Assets (Liabilities)	3.9	5.5
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Tsuruha Holdings, Inc. (Japan, Food & Staples Retailing)	1.5	0.0
Nitori Holdings Co. Ltd. (Japan, Specialty Retail)	1.1	0.0
Meggitt PLC (United Kingdom, Aerospace & Defense)	1.1	0.0
Moneysupermarket.com Group PLC (United Kingdom, Internet Software & Services)	1.1	0.9
Ultra Electronics Holdings PLC (United Kingdom, Aerospace & Defense)	1.0	0.0
Close Brothers Group PLC (United Kingdom, Capital Markets)	1.0	0.6
Grand City Properties SA (Luxembourg, Real Estate Management & Development)	1.0	0.7
AMEC PLC (United Kingdom, Energy Equipment & Services)	0.9	0.0
Clicks Group Ltd. (South Africa, Food & Staples Retailing)	0.9	0.0
EBOS Group Ltd. (New Zealand, Health Care Providers & Service)	0.9	0.0
	10.5
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	18.6	16.1
Financials	17.9	17.7
Consumer Discretionary	15.6	22.5
Information Technology	11.4	14.4
Materials	9.0	4.7
Health Care	7.4	8.7
Energy	5.6	4.8
Consumer Staples	5.2	3.2
Telecommunication Services	0.6	0.5
Utilities	0.3	1.9

Semiannual Report

Investments April 30, 2014

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value
Australia - 5.0%
Austal Ltd. (a)(d)	3,396,893	$ 3,313,499
Boart Longyear Ltd. (d)	12,086,691	3,200,133
Bradken Ltd.	1,550,943	6,094,694
Challenger Ltd.	845,650	5,538,542
Charter Hall Group unit	1,196,020	4,666,631
Clinuvel Pharmaceuticals Ltd. (a)(d)	325,070	440,905
GUD Holdings Ltd.	1,884,479	9,366,143
iiNet Ltd.	455,468	3,029,609
Iluka Resources Ltd.	10	83
Imdex Ltd. (a)	5,754,982	3,929,588
Life Healthcare Group Ltd. (a)	1,826,612	3,818,076
Nanosonics Ltd. (a)	1,455,582	1,095,311
RCG Corp. Ltd.	2,518,231	1,742,880
Slater & Gordon Ltd.	1,756,224	7,668,201
SomnoMed Ltd. (a)	584,445	770,988
Southern Cross Media Group Ltd.	1,287,150	1,536,555
Spark Infrastructure Group unit	71	116
Vision Group Holdings Ltd. (a)	1,221,604	697,945
TOTAL AUSTRALIA		56,909,899
Austria - 0.7%
Andritz AG	96,612	5,996,040
RHI AG	65,333	2,287,747
TOTAL AUSTRIA		8,283,787
Bailiwick of Jersey - 1.1%
Informa PLC	744,720	6,064,369
LXB Retail Properties PLC (a)	497,911	1,030,875
Regus PLC	1,682,500	5,937,132
TOTAL BAILIWICK OF JERSEY		13,032,376
Belgium - 1.0%
Barco NV	79,803	5,943,165
Econocom Group SA (d)	536,082	5,750,546
TOTAL BELGIUM		11,693,711
Bermuda - 3.6%
APT Satellite Holdings Ltd.	2,096,000	2,627,789
Asia Satellite Telecommunications Holdings Ltd.	271,000	1,080,092
BW Offshore Ltd.	5,523,413	7,210,552
Great Eagle Holdings Ltd.	1,825,000	6,532,191
Hiscox Ltd.	530,595	6,324,748
Kofax Ltd. (a)	22,301	167,462
Common Stocks - continued
	Shares	Value
Bermuda - continued
Oakley Capital Investments Ltd. (a)	1,319,969	$ 3,833,253
Oriental Watch Holdings Ltd.	554,000	125,049
PAX Global Technology Ltd. (a)	6,064,000	3,159,902
Petra Diamonds Ltd. (a)	2,255,500	6,207,343
STELUX Holdings International	2,958,000	911,862
Vtech Holdings Ltd.	185,900	2,565,643
TOTAL BERMUDA		40,745,886
British Virgin Islands - 0.5%
Kalahari Energy (a)(f)	1,451,000	15
Leyshon Energy Ltd. (a)	757,227	44,748
Mail.Ru Group Ltd.:
GDR (a)(e)	112,800	3,064,776
GDR (Reg. S) (a)	108,724	2,954,031
TOTAL BRITISH VIRGIN ISLANDS		6,063,570
Canada - 2.5%
AirSea Lines (a)(f)	1,893,338	26
Constellation Software, Inc.	18,466	4,089,797
First Quantum Minerals Ltd.	172,898	3,443,605
Jean Coutu Group, Inc. Class A (sub. vtg.)	319,160	6,432,411
Rock Well Petroleum, Inc. (a)(f)	770,400	7
ShawCor Ltd. Class A	154,929	6,900,811
Western Energy Services Corp.	6	62
Whitecap Resources, Inc. (d)	585,981	7,730,747
TOTAL CANADA		28,597,466
Cayman Islands - 3.7%
AMVIG Holdings Ltd.	2,514,000	914,424
Bonjour Holdings Ltd.	43,448,000	7,453,400
Changshouhua Food Co. Ltd.	872,000	885,165
China High Precision Automation Group Ltd. (a)	712,000	27,551
China Metal Recycling (Holdings)Ltd. (a)	436,800	1
China Outfitters Holdings Ltd.	170,000	26,313
Hop Hing Group Holdings Ltd.	6,752,000	196,822
Lee's Pharmaceutical Holdings Ltd.	3,150,000	3,534,784
Lifestyle International Holdings Ltd.	3,551,000	6,952,732
Lombard Medical, Inc. (a)	315,100	3,097,433
Marwyn Value Investors II Ltd.	2,064,327	7,127,663
Ming Fai International Holdings Ltd.	6,304,000	609,832
Pico Far East Holdings Ltd.	15,344,000	4,096,773
Shenguan Holdings Group Ltd.	3,154,000	1,350,619
SITC International Holdings Co. Ltd.	3,852,000	1,699,204
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
SouFun Holdings Ltd. ADR	247,000	$ 2,907,190
VST Holdings Ltd.	2,767,600	703,238
Xinyi Glass Holdings Ltd.	1,670,000	1,313,951
TOTAL CAYMAN ISLANDS		42,897,095
Denmark - 1.1%
FLSmidth & Co. A/S (d)	116,059	6,202,038
Jyske Bank A/S (Reg.) (a)	107,279	5,892,369
TOTAL DENMARK		12,094,407
Finland - 2.2%
Amer Group PLC (A Shares)	297,916	6,150,109
Kemira Oyj	405,300	6,185,223
Rakentajain Konevuokraamo Oyj (B Shares)	343,656	7,652,177
Tikkurila Oyj	205,600	5,100,076
TOTAL FINLAND		25,087,585
France - 5.6%
ALTEN	165,500	8,446,072
Arkema SA	56,379	6,286,333
Audika SA (a)	113,900	2,087,433
Faurecia SA (a)	92,473	4,156,033
Ipsos SA	222,790	8,635,911
Parrot SA (a)	208,950	6,392,004
Sopra Group SA	61,000	7,045,310
The Lisi Group	52,800	8,570,493
The Vicat Group	80,198	6,959,482
Wendel SA	39,952	6,016,645
TOTAL FRANCE		64,595,716
Germany - 6.1%
Aareal Bank AG	144,351	6,543,671
AURELIUS AG	158,535	5,885,689
Bilfinger Berger AG	67,664	8,038,401
CompuGroup Medical AG	239,549	6,384,219
Deutsche Beteiligungs AG	53,682	1,444,829
GEA Group AG	149,744	6,698,813
GfK AG	195,601	10,094,854
Lanxess AG	61,222	4,654,512
LEG Immobilien AG	99,977	6,668,845
LEONI AG	82,747	6,145,193
Common Stocks - continued
	Shares	Value
Germany - continued
Pfeiffer Vacuum Technology AG	36,091	$ 4,293,575
SHW Group	49,128	2,950,207
TOTAL GERMANY		69,802,808
Greece - 1.1%
Metka SA	324,600	5,809,306
Motor Oil (HELLAS)Corinth Refineries SA	529,850	6,674,594
TOTAL GREECE		12,483,900
Hong Kong - 1.0%
Dah Sing Banking Group Ltd.	1,861,600	2,790,137
Magnificent Estates Ltd.	82,044,000	3,968,360
Singamas Container Holdings Ltd.	6,158,000	1,334,388
Techtronic Industries Co. Ltd.	1,184,500	3,773,680
TOTAL HONG KONG		11,866,565
India - 0.6%
Page Industries Ltd.	37,081	3,579,302
Shriram City Union Finance Ltd.	6,875	134,776
Shriram Transport Finance Co. Ltd.	242,317	2,952,077
Thangamayil Jewellery Ltd.	32,258	70,223
TOTAL INDIA		6,736,378
Indonesia - 0.2%
PT Clipan Finance Indonesia Tbk	7,430,200	260,280
PT Media Nusantara Citra Tbk	8,361,100	1,963,447
TOTAL INDONESIA		2,223,727
Ireland - 1.1%
Smurfit Kappa Group PLC	287,600	6,397,995
United Drug PLC (United Kingdom)	1,007,649	6,102,615
TOTAL IRELAND		12,500,610
Isle of Man - 0.6%
Lamprell PLC (a)	2,616,188	6,780,359
Israel - 0.5%
Frutarom Industries Ltd.	242,110	5,807,002
Italy - 1.2%
Danieli & C. Officine Meccaniche SpA	180,697	6,477,829
Prysmian SpA (d)	263,900	6,861,120
TOTAL ITALY		13,338,949
Common Stocks - continued
	Shares	Value
Japan - 19.0%
Accordia Golf Co. Ltd. (d)	467,700	$ 5,992,928
ACOM Co. Ltd. (a)(d)	1,029,600	3,504,678
Aeon Delight Co. Ltd.	130,900	2,883,423
Ain Pharmaciez, Inc.	66,000	2,901,844
Aozora Bank Ltd.	2,161,000	6,425,823
Asahi Co. Ltd.	239,400	3,179,979
Broadleaf Co. Ltd.	229,800	3,690,826
Daiwa Industries Ltd.	303,000	1,867,169
Fuji Corp.	68,800	1,426,001
Fukuda Denshi Co. Ltd.	76,800	3,898,782
GMO Internet, Inc.	753,000	6,636,211
Higashi Nihon House Co. Ltd.	1,108,400	5,301,586
Hoshizaki Electric Co. Ltd.	162,800	6,584,614
Iida Group Holdings Co. Ltd. (a)	626,351	9,312,403
Iwatsuka Confectionary Co. Ltd.	24,100	1,320,096
JSR Corp.	545,600	8,939,013
KAWAI Musical Instruments Manufacturing Co. Ltd.	1,991,000	3,544,403
Koshidaka Holdings Co. Ltd.	37,200	1,102,519
Kotobuki Spirits Co. Ltd.	87,700	1,807,443
Leopalace21 Corp. (a)	1,920,600	9,919,077
Meitec Corp.	240,000	6,382,941
Miraca Holdings, Inc.	139,600	6,049,083
Mitani Shoji Co. Ltd.	72,600	1,633,296
Mitsubishi Pencil Co. Ltd.	32,900	976,686
Nakanishi, Inc.	97,500	3,328,361
Nihon Nohyaku Co. Ltd.	366,000	4,557,324
Nippon Koei Co. Ltd.	281,000	1,346,799
Nippon Shinyaku Co. Ltd.	360,000	6,334,817
Nitori Holdings Co. Ltd.	284,100	13,019,108
Nomura Real Estate Holdings, Inc.	233,000	4,343,894
Pal Co. Ltd.	71,000	1,354,233
Paramount Bed Holdings Co. Ltd.	132,300	3,985,758
Ricoh Leasing Co. Ltd.	238,100	6,211,304
Rohto Pharmaceutical Co. Ltd.	3,400	59,962
Sakata INX Corp.	364,800	3,207,856
San-Ai Oil Co. Ltd.	779,000	5,181,396
Shinko Kogyo Co. Ltd.	314,700	2,992,013
Takata Corp.	125,100	2,945,329
TFP Consulting Group Co. Ltd.	70,000	1,524,136
TKC Corp.	185,100	3,745,996
Tokyo Ohka Kogyo Co. Ltd.	301,300	6,881,552
Toshiba Plant Systems & Services Corp.	464,900	6,834,692
Common Stocks - continued
	Shares	Value
Japan - continued
Toyo Suisan Kaisha Ltd.	195,000	$ 6,237,101
Tsuruha Holdings, Inc.	170,300	17,124,116
Uchiyama Holdings Co. Ltd. (d)	381,600	2,441,105
VT Holdings Co. Ltd.	1,157,100	6,632,372
Welcia Holdings Co. Ltd. (d)	32,800	1,979,518
TOTAL JAPAN		217,549,566
Korea (South)- 1.8%
Hy-Lok Corp.	119,715	3,482,178
Koh Young Technology, Inc.	159,703	3,802,822
KEPCO Plant Service & Engineering Co. Ltd.	95,360	6,202,880
Leeno Industrial, Inc.	48,695	1,402,262
Soulbrain Co. Ltd.	46,386	1,847,628
TK Corp. (a)	172,528	3,398,458
TOTAL KOREA (SOUTH)		20,136,228
Luxembourg - 1.1%
Grand City Properties SA (a)	1,009,573	11,373,125
RM2 International SA (a)(d)	1,278,800	1,414,227
TOTAL LUXEMBOURG		12,787,352
Netherlands - 0.8%
Amsterdam Commodities NV	270,721	6,722,968
Ichor Coal NV (a)	355,000	2,314,301
TOTAL NETHERLANDS		9,037,269
New Zealand - 1.5%
EBOS Group Ltd.	1,264,619	10,250,521
Nuplex Industries Ltd.	2,204,863	6,654,387
TOTAL NEW ZEALAND		16,904,908
Norway - 1.5%
ABG Sundal Collier ASA (a)	6,803,251	6,294,750
Ekornes A/S	405,297	6,426,197
Kongsberg Gruppen ASA (a)	187,819	4,407,710
Sevan Drilling ASA (a)	869,757	460,901
TOTAL NORWAY		17,589,558
Singapore - 1.7%
Amtek Engineering Ltd.	5,859,000	2,897,487
Boustead Singapore Ltd.	2,261,000	3,417,560
Goodpack Ltd.	2,305,000	4,412,539
Hour Glass Ltd.	301,000	408,152
Common Stocks - continued
	Shares	Value
Singapore - continued
Mapletree Industrial (REIT)	1,303,312	$ 1,496,984
OSIM International Ltd.	1,572,000	3,636,277
Sino Grandness Food Industry Group Ltd. (a)	1,545,000	850,323
Venture Corp. Ltd.	347,000	2,122,908
TOTAL SINGAPORE		19,242,230
South Africa - 2.3%
Blue Label Telecoms Ltd.	6,875,600	5,960,313
Clicks Group Ltd.	1,736,037	10,585,692
Pinnacle Technology Holdings Ltd.	2,281,330	2,819,000
SA Corporate Real Estate Fund	17,242,106	6,768,680
TOTAL SOUTH AFRICA		26,133,685
Sweden - 0.3%
AddTech AB (B Shares)	204,656	3,123,882
Rezidor Hotel Group AB rights 12/31/99 (a)	1,290,198	598,582
TOTAL SWEDEN		3,722,464
Switzerland - 2.8%
Clariant AG (Reg.)	307,372	6,048,952
Daetwyler Holdings AG	20,416	3,224,434
Pargesa Holding SA	111,676	10,125,832
Vontobel Holdings AG	147,811	5,785,807
VZ Holding AG (d)	37,391	6,275,026
TOTAL SWITZERLAND		31,460,051
Taiwan - 0.8%
Pacific Hospital Supply Co. Ltd.	1,055,000	2,727,951
Tripod Technology Corp.	3,369,000	6,634,022
TOTAL TAIWAN		9,361,973
Thailand - 0.6%
Delta Electronics PCL (For. Reg.)	3,795,000	6,684,642
Turkey - 0.3%
Aygaz A/S	821,000	3,382,681
United Kingdom - 16.1%
Aberdeen Asset Management PLC	996,500	7,349,119
AMEC PLC	513,481	10,706,972
Ashmore Group PLC (d)	1,223,193	7,236,598
BBA Aviation PLC	1,719,881	9,001,926
Bond International Software PLC	843,266	1,850,901
Brammer PLC	784,864	6,218,334
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Brewin Dolphin Holding PLC	980,163	$ 5,345,350
Cineworld Group PLC (d)	247,976	1,351,298
Close Brothers Group PLC	485,800	11,450,337
Countrywide PLC	858,100	8,569,747
Craneware PLC	772,825	7,046,124
Devro PLC	144,637	516,494
Diploma PLC	499,552	5,554,076
Exova Group Ltd. PLC (a)	248,400	923,725
ITE Group PLC	964,200	3,744,297
John Wood Group PLC	470,700	6,226,709
Kennedy Wilson Europe Real Estate PLC	170,000	2,927,686
Keronite PLC (a)(f)	136	0
Mears Group PLC	750,060	6,376,331
Meggitt PLC	1,604,455	12,913,621
Micro Focus International PLC	491,727	6,434,297
Moneysupermarket.com Group PLC	4,001,600	12,296,469
Morgan Advanced Materials PLC	560,608	3,170,877
Provident Financial PLC	270,578	9,077,488
Pureprofile Media PLC (a)(f)	1,108,572	860,988
Regenersis PLC (d)	174,790	1,047,660
Silverdell PLC (a)	12,644,400	213
Sinclair Pharma PLC (a)	8,403,003	4,362,696
Spectris PLC	164,300	6,172,242
Spirent Communications PLC	3,759,400	6,039,523
Sthree PLC	7	48
Synergy Health PLC	353,353	7,397,855
TMO Renewables Ltd. (a)(f)	1,000,000	67,536
Ultra Electronics Holdings PLC	416,244	11,919,257
TOTAL UNITED KINGDOM		184,156,794
United States of America - 1.4%
Dillard's, Inc. Class A	104,271	10,211,259
Integrated Silicon Solution, Inc. (a)	432,830	6,258,722
Mudalla Technology, Inc. (Reg. S) (a)	996,527	17
YOU On Demand Holdings, Inc. (a)(f)	27,500	81,675
YOU On Demand Holdings, Inc. warrants 8/30/17 (a)(f)	27,500	280
TOTAL UNITED STATES OF AMERICA		16,551,953
TOTAL COMMON STOCKS (Cost $976,458,320)		1,046,243,150
Investment Companies - 4.5%
	Shares	Value
United States of America - 4.5%
iShares MSCI EAFE Small Cap Index ETF (Cost $51,512,335)	1,006,800	$ 52,373,733
Convertible Bonds - 0.2%
Principal Amount
Canada - 0.2%
Caracal Energy, Inc. 12.5% 9/30/17 (f) (Cost $1,400,000)	$ 1,400,000	2,113,538
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	43,278,805	43,278,805
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	25,240,283	25,240,283
TOTAL MONEY MARKET FUNDS (Cost $68,519,088)		68,519,088
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,097,889,743)		1,169,249,509
NET OTHER ASSETS (LIABILITIES)- (2.1)%		(24,536,712)
NET ASSETS - 100%		$ 1,144,712,797
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,064,776 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,124,065 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
Caracal Energy, Inc. 12.5% 9/30/17	9/12/12	$ 1,400,000
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
TMO Renewables Ltd.	10/27/05	$ 535,065
YOU On Demand Holdings, Inc.	8/29/12	$ 110,000
YOU On Demand Holdings, Inc. warrants 8/30/17	9/14/12	$ 0
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,276
Fidelity Securities Lending Cash Central Fund	219,462
Total	$ 252,738
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pertama Holdings Ltd.	$ 12,066,495	$ -	$ 12,052,911	$ 64,973	$ -
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 179,014,442	$ 178,415,563	$ 598,862	$ 17
Consumer Staples	59,520,444	59,520,444	-	-
Energy	63,649,734	63,649,712	-	22
Financials	204,124,526	204,124,526	-	-
Health Care	85,980,260	85,912,724	-	67,536
Industrials	211,028,047	211,027,808	-	239
Information Technology	130,668,518	129,779,979	-	888,539
Materials	102,136,892	102,136,891	-	1
Telecommunication Services	6,737,490	6,737,490	-	-
Utilities	3,382,797	3,382,797	-	-
Investment Companies	52,373,733	52,373,733	-	-
Corporate Bonds	2,113,538	-	2,113,538	-
Money Market Funds	68,519,088	68,519,088	-	-
Total Investments in Securities:	$ 1,169,249,509	$ 1,165,580,755	$ 2,712,400	$ 956,354

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 58,386,607

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014

Assets
Investment in securities, at value (including securities loaned of $23,833,010) - See accompanying schedule: Unaffiliated issuers (cost $1,029,370,655)	$ 1,100,730,421
Fidelity Central Funds (cost $68,519,088)	68,519,088
Total Investments (cost $1,097,889,743)		$ 1,169,249,509
Cash		314,645
Foreign currency held at value (cost $723,752)		724,663
Receivable for investments sold		26,611,287
Receivable for fund shares sold		848,200
Dividends receivable		4,837,869
Interest receivable		15,217
Distributions receivable from Fidelity Central Funds		50,880
Prepaid expenses		782
Other receivables		29,435
Total assets		1,202,682,487

Liabilities
Payable for investments purchased	$ 28,600,343
Payable for fund shares redeemed	2,832,064
Accrued management fee	837,162
Distribution and service plan fees payable	26,088
Other affiliated payables	274,521
Other payables and accrued expenses	159,229
Collateral on securities loaned, at value	25,240,283
Total liabilities		57,969,690

Net Assets		$ 1,144,712,797
Net Assets consist of:
Paid in capital		$ 933,888,205
Undistributed net investment income		3,217,327
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		136,242,915
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		71,364,350
Net Assets		$ 1,144,712,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($27,527,048 ÷ 1,043,966 shares)	$ 26.37

Maximum offering price per share (100/94.25 of $26.37)	$ 27.98
Class T: Net Asset Value and redemption price per share ($14,110,781 ÷ 538,206 shares)	$ 26.22

Maximum offering price per share (100/96.50 of $26.22)	$ 27.17
Class B: Net Asset Value and offering price per share ($652,497 ÷ 25,126 shares)A	$ 25.97

Class C: Net Asset Value and offering price per share ($15,880,929 ÷ 617,814 shares)A	$ 25.71

International Small Cap: Net Asset Value, offering price and redemption price per share ($1,011,882,966 ÷ 37,889,913 shares)	$ 26.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($74,658,576 ÷ 2,797,161 shares)	$ 26.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2014

Investment Income
Dividends (including $64,973 earned from other affiliated issuers)		$ 11,124,580
Interest		98,763
Income from Fidelity Central Funds		252,738
Income before foreign taxes withheld		11,476,081
Less foreign taxes withheld		(763,986)
Total income		10,712,095

Expenses
Management fee Basic fee	$ 5,155,237
Performance adjustment	194,161
Transfer agent fees	1,354,160
Distribution and service plan fees	149,816
Accounting and security lending fees	279,652
Custodian fees and expenses	169,607
Independent trustees' compensation	2,353
Registration fees	75,669
Audit	77,643
Legal	6,373
Miscellaneous	35,519
Total expenses before reductions	7,500,190
Expense reductions	(11,975)	7,488,215
Net investment income (loss)		3,223,880
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	199,331,576
Other affiliated issuers	5,640,625
Foreign currency transactions	(232,695)
Total net realized gain (loss)		204,739,506
Change in net unrealized appreciation (depreciation) on: Investment securities	(174,617,139)
Assets and liabilities in foreign currencies	28,413
Total change in net unrealized appreciation (depreciation)		(174,588,726)
Net gain (loss)		30,150,780
Net increase (decrease) in net assets resulting from operations		$ 33,374,660

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,223,880	$ 4,434,071
Net realized gain (loss)	204,739,506	66,068,952
Change in net unrealized appreciation (depreciation)	(174,588,726)	198,875,293
Net increase (decrease) in net assets resulting from operations	33,374,660	269,378,316
Distributions to shareholders from net investment income	(4,012,677)	(4,769,550)
Distributions to shareholders from net realized gain	(26,257,450)	(11,754,787)
Total distributions	(30,270,127)	(16,524,337)
Share transactions - net increase (decrease)	(7,053,323)	162,217,941
Redemption fees	222,461	119,206
Total increase (decrease) in net assets	(3,726,329)	415,191,126

Net Assets
Beginning of period	1,148,439,126	733,248,000
End of period (including undistributed net investment income of $3,217,327 and undistributed net investment income of $4,006,124, respectively)	$ 1,144,712,797	$ 1,148,439,126

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.34	$ 19.74	$ 18.97	$ 20.42	$ 17.28	$ 11.91
Income from Investment Operations
Net investment income (loss) E	.03	.06	.06	.10	.03	.06
Net realized and unrealized gain (loss)	.65	6.94	1.09	(.88)	3.51	5.31
Total from investment operations	.68	7.00	1.15	(.78)	3.54	5.37
Distributions from net investment income	(.05)	(.07)	(.11)	(.02)	(.06)	-
Distributions from net realized gain	(.60)	(.33)	(.27)	(.66)	(.34)	-
Total distributions	(.65)	(.40)	(.38)	(.68)	(.40)	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	- I
Net asset value, end of period	$ 26.37	$ 26.34	$ 19.74	$ 18.97	$ 20.42	$ 17.28
Total Return B,C,D	2.62%	36.18%	6.28%	(4.00)%	20.85%	45.09%
Ratios to Average Net Assets F,H
Expenses before reductions	1.52% A	1.61%	1.63%	1.56%	1.71%	1.75%
Expenses net of fee waivers, if any	1.52% A	1.61%	1.63%	1.55%	1.65%	1.65%
Expenses net of all reductions	1.52% A	1.60%	1.60%	1.54%	1.63%	1.62%
Net investment income (loss)	.25% A	.25%	.32%	.49%	.16%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,527	$ 24,020	$ 14,125	$ 17,185	$ 19,720	$ 17,590
Portfolio turnover rate G	155% A	54%	68%	47%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.17	$ 19.59	$ 18.80	$ 20.23	$ 17.14	$ 11.84
Income from Investment Operations
Net investment income (loss) E	- I	- I	.01	.05	(.02)	.02
Net realized and unrealized gain (loss)	.65	6.90	1.08	(.86)	3.47	5.28
Total from investment operations	.65	6.90	1.09	(.81)	3.45	5.30
Distributions from net investment income	-	-	(.03)	-	(.02)	-
Distributions from net realized gain	(.60)	(.32)	(.27)	(.63)	(.34)	-
Total distributions	(.60)	(.32)	(.30)	(.63)	(.36)	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	- I
Net asset value, end of period	$ 26.22	$ 26.17	$ 19.59	$ 18.80	$ 20.23	$ 17.14
Total Return B,C,D	2.52%	35.80%	5.97%	(4.18)%	20.46%	44.76%
Ratios to Average Net Assets F,H
Expenses before reductions	1.78% A	1.87%	1.88%	1.82%	1.97%	2.00%
Expenses net of fee waivers, if any	1.78% A	1.87%	1.88%	1.81%	1.90%	1.90%
Expenses net of all reductions	1.78% A	1.85%	1.85%	1.79%	1.88%	1.86%
Net investment income (loss)	(.01)% A	(.01)%	.07%	.24%	(.09)%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,111	$ 13,530	$ 9,262	$ 13,744	$ 16,092	$ 15,760
Portfolio turnover rate G	155% A	54%	68%	47%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.87	$ 19.22	$ 18.38	$ 19.79	$ 16.78	$ 11.65
Income from Investment Operations
Net investment income (loss) E	(.07)	(.11)	(.08)	(.05)	(.10)	(.04)
Net realized and unrealized gain (loss)	.64	6.84	1.07	(.85)	3.39	5.17
Total from investment operations	.57	6.73	.99	(.90)	3.29	5.13
Distributions from net realized gain	(.47)	(.08)	(.15)	(.52)	(.28)	-
Redemption fees added to paid in capital E	-I	-I	-I	.01	-I	-I
Net asset value, end of period	$ 25.97	$ 25.87	$ 19.22	$ 18.38	$ 19.79	$ 16.78
Total ReturnB,C,D	2.23%	35.14%	5.45%	(4.68)%	19.90%	44.03%
Ratios to Average Net AssetsF,H
Expenses before reductions	2.30%A	2.37%	2.38%	2.32%	2.47%	2.49%
Expenses net of fee waivers, if any	2.30%A	2.36%	2.38%	2.30%	2.40%	2.40%
Expenses net of all reductions	2.30%A	2.35%	2.35%	2.29%	2.38%	2.36%
Net investment income (loss)	(.53)%A	(.51)%	(.43)%	(.26)%	(.59)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 652	$ 795	$ 790	$ 2,067	$ 3,457	$ 3,601
Portfolio turnover rateG	155%A	54%	68%	47%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.68	$ 19.18	$ 18.38	$ 19.85	$ 16.85	$ 11.70
Income from Investment Operations
Net investment income (loss)E	(.06)	(.11)	(.08)	(.04)	(.10)	(.04)
Net realized and unrealized gain (loss)	.64	6.79	1.07	(.85)	3.40	5.19
Total from investment operations	.58	6.68	.99	(.89)	3.30	5.15
Distributions from net realized gain	(.55)	(.18)	(.19)	(.59)	(.30)	-
Redemption fees added to paid in capitalE	-I	-I	-I	.01	-I	-I
Net asset value, end of period	$ 25.71	$ 25.68	$ 19.18	$ 18.38	$ 19.85	$ 16.85
Total ReturnB,C,D	2.30%	35.15%	5.46%	(4.64)%	19.86%	44.02%
Ratios to Average Net AssetsF,H
Expenses before reductions	2.24%A	2.33%	2.38%	2.27%	2.42%	2.49%
Expenses net of fee waivers, if any	2.23%A	2.33%	2.38%	2.26%	2.40%	2.40%
Expenses net of all reductions	2.23%A	2.32%	2.35%	2.24%	2.37%	2.36%
Net investment income (loss)	(.46)%A	(.47)%	(.43)%	(.21)%	(.59)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,881	$ 13,426	$ 6,799	$ 9,545	$ 13,501	$ 5,814
Portfolio turnover rateG	155%A	54%	68%	47%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.67	$ 19.99	$ 19.23	$ 20.66	$ 17.48	$ 12.03
Income from Investment Operations
Net investment income (loss)D	.07	.12	.11	.17	.07	.08
Net realized and unrealized gain (loss)	.66	7.02	1.10	(.89)	3.53	5.37
Total from investment operations	.73	7.14	1.21	(.72)	3.60	5.45
Distributions from net investment income	(.09)	(.14)	(.18)	(.06)	(.08)	-
Distributions from net realized gain	(.60)	(.33)	(.27)	(.66)	(.34)	-
Total distributions	(.69)	(.46)I	(.45)	(.72)	(.42)	-
Redemption fees added to paid in capitalD	-H	-H	-H	.01	-H	-H
Net asset value, end of period	$ 26.71	$ 26.67	$ 19.99	$ 19.23	$ 20.66	$ 17.48
Total ReturnB,C	2.79%	36.56%	6.55%	(3.65)%	21.02%	45.30%
Ratios to Average Net AssetsE,G
Expenses before reductions	1.22%A	1.33%	1.35%	1.26%	1.44%	1.48%
Expenses net of fee waivers, if any	1.22%A	1.32%	1.35%	1.25%	1.44%	1.48%
Expenses net of all reductions	1.22%A	1.31%	1.33%	1.23%	1.42%	1.44%
Net investment income (loss)	.55%A	.53%	.59%	.80%	.37%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,011,883	$ 1,029,629	$ 692,769	$ 856,692	$ 808,478	$ 669,035
Portfolio turnover rateF	155%A	54%	68%	47%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.46 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.327 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.67	$ 20.00	$ 19.24	$ 20.66	$ 17.47	$ 12.01
Income from Investment Operations
Net investment income (loss)D	.09	.16	.13	.18	.09	.09
Net realized and unrealized gain (loss)	.66	7.00	1.10	(.89)	3.53	5.37
Total from investment operations	.75	7.16	1.23	(.71)	3.62	5.46
Distributions from net investment income	(.13)	(.16)	(.20)	(.06)	(.09)	-
Distributions from net realized gain	(.60)	(.33)	(.27)	(.66)	(.34)	-
Total distributions	(.73)	(.49)	(.47)	(.72)	(.43)	-
Redemption fees added to paid in capitalD	-H	-H	-H	.01	-H	-H
Net asset value, end of period	$ 26.69	$ 26.67	$ 20.00	$ 19.24	$ 20.66	$ 17.47
Total ReturnB,C	2.85%	36.68%	6.65%	(3.62)%	21.15%	45.46%
Ratios to Average Net AssetsE,G
Expenses before reductions	1.10%A	1.20%	1.25%	1.22%	1.34%	1.45%
Expenses net of fee waivers, if any	1.10%A	1.20%	1.25%	1.21%	1.34%	1.40%
Expenses net of all reductions	1.10%A	1.18%	1.22%	1.19%	1.31%	1.37%
Net investment income (loss)	.67%A	.66%	.70%	.84%	.47%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,659	$ 67,038	$ 9,503	$ 15,752	$ 8,231	$ 2,696
Portfolio turnover rateF	155%A	54%	68%	47%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014

1. Organization.

Fidelity® International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 113,033,500
Gross unrealized depreciation	(50,727,427)
Net unrealized appreciation (depreciation) on securities and other investments	$ 62,306,073

Tax cost	$ 1,106,943,436

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2017	$ (30,539,357)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $884,573,783 and $898,956,876, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap as compared to its benchmark index, the MSCI All Country World ex USA Small Cap Index, effective April 1, 2014 (the MSCI EAFE Small Cap Index prior to April 1, 2014), over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .88%

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 32,966	$ 942
Class T	.25%	.25%	36,092	412
Class B	.75%	.25%	3,789	2,855
Class C	.75%	.25%	76,969	15,628
			$ 149,816	$ 19,837

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,880
Class T	2,596
Class B*	584
Class C*	1,102
$ 15,162

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 36,611.28
Class T	20,962.29
Class B	1,160.31
Class C	18,843.24
International Small Cap	1,226,893.23
Institutional Class	49,691.11
	$ 1,354,160

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $942 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,117 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $81,675. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $219,462, including $2,622 from securities loaned to FCM.

8. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $11,975.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 48,211	$ 53,369
International Small Cap	3,601,145	4,638,246
Institutional Class	363,321	77,935
Total	$ 4,012,677	$ 4,769,550

Semiannual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

	Six months ended April 30, 2014	Year ended October 31, 2013
From net realized gain
Class A	$ 564,345	$ 235,834
Class T	310,220	146,972
Class B	14,343	3,106
Class C	305,689	61,233
International Small Cap	23,368,303	11,152,248
Institutional Class	1,694,550	155,394
Total	$ 26,257,450	$ 11,754,787

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	244,401	398,633	$ 6,439,599	$ 9,321,444
Reinvestment of distributions	22,103	13,843	571,356	269,801
Shares redeemed	(134,616)	(215,812)	(3,528,257)	(4,750,681)
Net increase (decrease)	131,888	196,664	$ 3,482,698	$ 4,840,564
Class T
Shares sold	86,535	141,247	$ 2,260,266	$ 3,379,516
Reinvestment of distributions	11,686	7,380	300,676	143,239
Shares redeemed	(76,975)	(104,387)	(2,017,388)	(2,281,922)
Net increase (decrease)	21,246	44,240	$ 543,554	$ 1,240,833
Class B
Shares sold	2,495	4,525	$ 63,966	$ 108,233
Reinvestment of distributions	538	157	13,734	3,023
Shares redeemed	(8,636)	(15,050)	(224,083)	(330,538)
Net increase (decrease)	(5,603)	(10,368)	$ (146,383)	$ (219,282)
Class C
Shares sold	159,994	275,046	$ 4,102,388	$ 6,270,694
Reinvestment of distributions	10,499	2,855	265,425	54,609
Shares redeemed	(75,418)	(109,571)	(1,937,255)	(2,419,306)
Net increase (decrease)	95,075	168,330	$ 2,430,558	$ 3,905,997
International Small Cap
Shares sold	4,920,791	11,248,438	$ 131,112,287	$ 266,912,412
Reinvestment of distributions	988,313	770,505	25,844,387	15,163,539
Shares redeemed	(6,630,250)	(8,061,607)	(176,725,032)	(180,218,306)
Net increase (decrease)	(721,146)	3,957,336	$ (19,768,358)	$ 101,857,645

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Institutional Class
Shares sold	1,779,034	2,333,500	$ 46,753,572	$ 57,218,863
Reinvestment of distributions	61,170	8,409	1,598,368	165,323
Shares redeemed	(1,556,440)	(303,629)	(41,947,332)	(6,792,002)
Net increase (decrease)	283,764	2,038,280	$ 6,404,608	$ 50,592,184

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 14% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2014, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2014 and for the year ended October 31, 2013, and the financial highlights for the six months ended April 30, 2014 and for each of the five years in the period ended October 31, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2014, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2014 and for the year ended October 31, 2013, and the financial highlights for the six months ended April 30, 2014 and for each of the five years in the period ended October 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 24, 2014

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 18, 2014. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To approve a change in the performance adjustment index for the fund.
	# of Votes	% of Votes
Affirmative	659,102,813.34	91.252
Against	41,779,512.26	5.784
Abstain	21,410,547.93	2.964
TOTAL	722,292,873.53	100.000

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Small Cap Fund

On November 13, 2013, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval, with the intention of differentiating the fund and increasing its appeal by including Canada and emerging markets within its target investment universe. If approved by shareholders, the Amended Contract will prospectively change the index used to calculate the fund's performance adjustment from the MSCI EAFE Small Cap Index (the Current Index), which represents non-U.S. small cap issuers across 21 developed market countries, excluding Canada, to the MSCI All Country World ex U.S. Small Cap Index (the Proposed Index), which represents non-U.S. small cap issuers across 22 developed market countries, including Canada, and 21 emerging market countries.

In considering whether to approve the Amended Contract for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Contract is in the best interests of the fund and its shareholders and that the compensation payable under the Amended Contract is fair and reasonable. The Board, in reaching its determination to approve the Amended Contract, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers, including the backgrounds of the fund's investment personnel. The Board also considered the fund's investment objective, strategies, and related investment philosophy, and compared those to Fidelity's other international small cap offerings.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees took note of the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel, which it had reviewed in connection with its annual renewal of the fund's advisory contracts in July 2013. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR under the Amended Contract. The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is a part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services.

Investment Performance. In determining whether the Proposed Index is an appropriate index against which to measure the fund's investment performance, the Board considered that, subject to shareholder approval of the Amended Contract, FMR expects to increase the fund's exposure to investments in Canada and emerging markets. The Board noted that because the Proposed Index includes securities of issuers from Canada and emerging markets in addition to those of the same countries included in the Current Index, it will provide a more meaningful performance comparison for the fund going forward.

The Board considered the rolling 36-month returns of the fund's retail class compared to the rolling 36-month returns of the Current Index and the Proposed Index over the last three years ended September 30, 2013. The Board noted that the fund generally outperformed the Current Index and outperformed and underperformed the Proposed Index at different times over that period.

The Board compared the current weightings and characteristics of the Proposed Index to the Current Index. The Board also considered the performance of each index over the past ten calendar years and for the nine months ended September 30, 2013. The Board noted that the Proposed Index slightly outperformed the Current Index over the past 10 years. The Board recognized that past performance would have no impact on performance in the future and noted that historical performance differences between the Current and Proposed Index were primarily related to Canadian and emerging markets holdings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund under the Amended Contract should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, because the change in the index used to calculate the fund's performance adjustment will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Proposed Index. Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (with the Current Index) for the 12-month period ended September 30, 2013, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the Proposed Index) had been in effect during that period. The Board noted that, under the current management contract, the fund's basic fee was increased by a positive performance adjustment of approximately 0.12% and that, if the Amended Contract had been in effect during the 12-month period ended September 30, 2013, the fund's basic fee would have increased by a positive performance adjustment of 0.16%. As a result, the fund's hypothetical management fee would have been 0.04% ($371,854) higher if the Amended Contract had been in effect during that period. The Board noted that the fund outperformed the Current Index and the Proposed Index over that period.

In its review, the Board noted that at its July 2013 meeting it received and considered materials relating to its review of total expenses for the fund in connection with its renewal of the fund's current advisory contracts. This information included Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Proposed Index - the Board will next review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's advisory contracts.

Based on its review, the Board concluded that the fund's management fee was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Proposed Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability to be a significant factor in its decision. The Board noted that it considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders in connection with its annual renewal of the fund's advisory contracts in July 2013, and that the Board will consider Fidelity's costs of services and profitability in connection with its future renewal of the fund's advisory contracts.

Semiannual Report

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under management increase, and for higher group fee rates as total fund assets under management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board noted that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the fund, whether the fund has appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale in connection with its annual renewal of the fund's advisory contracts in July 2013, and that the Board will consider economies of scale In connection with its future renewal of the fund's advisory contracts.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AISC-USAN-0614
1.800643.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Small Cap

Fund - Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® International Small Cap Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Proxy Voting Results	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.52%
Actual		$ 1,000.00	$ 1,026.20	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Class T	1.78%
Actual		$ 1,000.00	$ 1,025.20	$ 8.94
HypotheticalA		$ 1,000.00	$ 1,015.97	$ 8.90
Class B	2.30%
Actual		$ 1,000.00	$ 1,022.30	$ 11.48
HypotheticalA		$ 1,000.00	$ 1,013.44	$ 11.43
Class C	2.23%
Actual		$ 1,000.00	$ 1,023.00	$ 11.19
HypotheticalA		$ 1,000.00	$ 1,013.74	$ 11.13
International Small Cap	1.22%
Actual		$ 1,000.00	$ 1,027.90	$ 6.13
HypotheticalA		$ 1,000.00	$ 1,018.74	$ 6.11
Institutional Class	1.10%
Actual		$ 1,000.00	$ 1,028.50	$ 5.53
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Japan 19.0%
United Kingdom 16.1%
United States of America* 9.8%
Germany 6.1%
France 5.6%
Australia 5.0%
Cayman Islands 3.7%
Bermuda 3.6%
Switzerland 2.8%
Other 28.3%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Japan 26.4%
United Kingdom 18.0%
Germany 9.7%
United States of America* 5.6%
France 3.9%
Cayman Islands 3.4%
Australia 3.4%
Ireland 2.7%
Bermuda 2.6%
Other 24.3%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	91.4	94.3
Bonds	0.2	0.2
Investment Companies	4.5	0.0
Short-Term Investments and Net Other Assets (Liabilities)	3.9	5.5
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Tsuruha Holdings, Inc. (Japan, Food & Staples Retailing)	1.5	0.0
Nitori Holdings Co. Ltd. (Japan, Specialty Retail)	1.1	0.0
Meggitt PLC (United Kingdom, Aerospace & Defense)	1.1	0.0
Moneysupermarket.com Group PLC (United Kingdom, Internet Software & Services)	1.1	0.9
Ultra Electronics Holdings PLC (United Kingdom, Aerospace & Defense)	1.0	0.0
Close Brothers Group PLC (United Kingdom, Capital Markets)	1.0	0.6
Grand City Properties SA (Luxembourg, Real Estate Management & Development)	1.0	0.7
AMEC PLC (United Kingdom, Energy Equipment & Services)	0.9	0.0
Clicks Group Ltd. (South Africa, Food & Staples Retailing)	0.9	0.0
EBOS Group Ltd. (New Zealand, Health Care Providers & Service)	0.9	0.0
	10.5
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	18.6	16.1
Financials	17.9	17.7
Consumer Discretionary	15.6	22.5
Information Technology	11.4	14.4
Materials	9.0	4.7
Health Care	7.4	8.7
Energy	5.6	4.8
Consumer Staples	5.2	3.2
Telecommunication Services	0.6	0.5
Utilities	0.3	1.9

Semiannual Report

Investments April 30, 2014

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value
Australia - 5.0%
Austal Ltd. (a)(d)	3,396,893	$ 3,313,499
Boart Longyear Ltd. (d)	12,086,691	3,200,133
Bradken Ltd.	1,550,943	6,094,694
Challenger Ltd.	845,650	5,538,542
Charter Hall Group unit	1,196,020	4,666,631
Clinuvel Pharmaceuticals Ltd. (a)(d)	325,070	440,905
GUD Holdings Ltd.	1,884,479	9,366,143
iiNet Ltd.	455,468	3,029,609
Iluka Resources Ltd.	10	83
Imdex Ltd. (a)	5,754,982	3,929,588
Life Healthcare Group Ltd. (a)	1,826,612	3,818,076
Nanosonics Ltd. (a)	1,455,582	1,095,311
RCG Corp. Ltd.	2,518,231	1,742,880
Slater & Gordon Ltd.	1,756,224	7,668,201
SomnoMed Ltd. (a)	584,445	770,988
Southern Cross Media Group Ltd.	1,287,150	1,536,555
Spark Infrastructure Group unit	71	116
Vision Group Holdings Ltd. (a)	1,221,604	697,945
TOTAL AUSTRALIA		56,909,899
Austria - 0.7%
Andritz AG	96,612	5,996,040
RHI AG	65,333	2,287,747
TOTAL AUSTRIA		8,283,787
Bailiwick of Jersey - 1.1%
Informa PLC	744,720	6,064,369
LXB Retail Properties PLC (a)	497,911	1,030,875
Regus PLC	1,682,500	5,937,132
TOTAL BAILIWICK OF JERSEY		13,032,376
Belgium - 1.0%
Barco NV	79,803	5,943,165
Econocom Group SA (d)	536,082	5,750,546
TOTAL BELGIUM		11,693,711
Bermuda - 3.6%
APT Satellite Holdings Ltd.	2,096,000	2,627,789
Asia Satellite Telecommunications Holdings Ltd.	271,000	1,080,092
BW Offshore Ltd.	5,523,413	7,210,552
Great Eagle Holdings Ltd.	1,825,000	6,532,191
Hiscox Ltd.	530,595	6,324,748
Kofax Ltd. (a)	22,301	167,462
Common Stocks - continued
	Shares	Value
Bermuda - continued
Oakley Capital Investments Ltd. (a)	1,319,969	$ 3,833,253
Oriental Watch Holdings Ltd.	554,000	125,049
PAX Global Technology Ltd. (a)	6,064,000	3,159,902
Petra Diamonds Ltd. (a)	2,255,500	6,207,343
STELUX Holdings International	2,958,000	911,862
Vtech Holdings Ltd.	185,900	2,565,643
TOTAL BERMUDA		40,745,886
British Virgin Islands - 0.5%
Kalahari Energy (a)(f)	1,451,000	15
Leyshon Energy Ltd. (a)	757,227	44,748
Mail.Ru Group Ltd.:
GDR (a)(e)	112,800	3,064,776
GDR (Reg. S) (a)	108,724	2,954,031
TOTAL BRITISH VIRGIN ISLANDS		6,063,570
Canada - 2.5%
AirSea Lines (a)(f)	1,893,338	26
Constellation Software, Inc.	18,466	4,089,797
First Quantum Minerals Ltd.	172,898	3,443,605
Jean Coutu Group, Inc. Class A (sub. vtg.)	319,160	6,432,411
Rock Well Petroleum, Inc. (a)(f)	770,400	7
ShawCor Ltd. Class A	154,929	6,900,811
Western Energy Services Corp.	6	62
Whitecap Resources, Inc. (d)	585,981	7,730,747
TOTAL CANADA		28,597,466
Cayman Islands - 3.7%
AMVIG Holdings Ltd.	2,514,000	914,424
Bonjour Holdings Ltd.	43,448,000	7,453,400
Changshouhua Food Co. Ltd.	872,000	885,165
China High Precision Automation Group Ltd. (a)	712,000	27,551
China Metal Recycling (Holdings)Ltd. (a)	436,800	1
China Outfitters Holdings Ltd.	170,000	26,313
Hop Hing Group Holdings Ltd.	6,752,000	196,822
Lee's Pharmaceutical Holdings Ltd.	3,150,000	3,534,784
Lifestyle International Holdings Ltd.	3,551,000	6,952,732
Lombard Medical, Inc. (a)	315,100	3,097,433
Marwyn Value Investors II Ltd.	2,064,327	7,127,663
Ming Fai International Holdings Ltd.	6,304,000	609,832
Pico Far East Holdings Ltd.	15,344,000	4,096,773
Shenguan Holdings Group Ltd.	3,154,000	1,350,619
SITC International Holdings Co. Ltd.	3,852,000	1,699,204
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
SouFun Holdings Ltd. ADR	247,000	$ 2,907,190
VST Holdings Ltd.	2,767,600	703,238
Xinyi Glass Holdings Ltd.	1,670,000	1,313,951
TOTAL CAYMAN ISLANDS		42,897,095
Denmark - 1.1%
FLSmidth & Co. A/S (d)	116,059	6,202,038
Jyske Bank A/S (Reg.) (a)	107,279	5,892,369
TOTAL DENMARK		12,094,407
Finland - 2.2%
Amer Group PLC (A Shares)	297,916	6,150,109
Kemira Oyj	405,300	6,185,223
Rakentajain Konevuokraamo Oyj (B Shares)	343,656	7,652,177
Tikkurila Oyj	205,600	5,100,076
TOTAL FINLAND		25,087,585
France - 5.6%
ALTEN	165,500	8,446,072
Arkema SA	56,379	6,286,333
Audika SA (a)	113,900	2,087,433
Faurecia SA (a)	92,473	4,156,033
Ipsos SA	222,790	8,635,911
Parrot SA (a)	208,950	6,392,004
Sopra Group SA	61,000	7,045,310
The Lisi Group	52,800	8,570,493
The Vicat Group	80,198	6,959,482
Wendel SA	39,952	6,016,645
TOTAL FRANCE		64,595,716
Germany - 6.1%
Aareal Bank AG	144,351	6,543,671
AURELIUS AG	158,535	5,885,689
Bilfinger Berger AG	67,664	8,038,401
CompuGroup Medical AG	239,549	6,384,219
Deutsche Beteiligungs AG	53,682	1,444,829
GEA Group AG	149,744	6,698,813
GfK AG	195,601	10,094,854
Lanxess AG	61,222	4,654,512
LEG Immobilien AG	99,977	6,668,845
LEONI AG	82,747	6,145,193
Common Stocks - continued
	Shares	Value
Germany - continued
Pfeiffer Vacuum Technology AG	36,091	$ 4,293,575
SHW Group	49,128	2,950,207
TOTAL GERMANY		69,802,808
Greece - 1.1%
Metka SA	324,600	5,809,306
Motor Oil (HELLAS)Corinth Refineries SA	529,850	6,674,594
TOTAL GREECE		12,483,900
Hong Kong - 1.0%
Dah Sing Banking Group Ltd.	1,861,600	2,790,137
Magnificent Estates Ltd.	82,044,000	3,968,360
Singamas Container Holdings Ltd.	6,158,000	1,334,388
Techtronic Industries Co. Ltd.	1,184,500	3,773,680
TOTAL HONG KONG		11,866,565
India - 0.6%
Page Industries Ltd.	37,081	3,579,302
Shriram City Union Finance Ltd.	6,875	134,776
Shriram Transport Finance Co. Ltd.	242,317	2,952,077
Thangamayil Jewellery Ltd.	32,258	70,223
TOTAL INDIA		6,736,378
Indonesia - 0.2%
PT Clipan Finance Indonesia Tbk	7,430,200	260,280
PT Media Nusantara Citra Tbk	8,361,100	1,963,447
TOTAL INDONESIA		2,223,727
Ireland - 1.1%
Smurfit Kappa Group PLC	287,600	6,397,995
United Drug PLC (United Kingdom)	1,007,649	6,102,615
TOTAL IRELAND		12,500,610
Isle of Man - 0.6%
Lamprell PLC (a)	2,616,188	6,780,359
Israel - 0.5%
Frutarom Industries Ltd.	242,110	5,807,002
Italy - 1.2%
Danieli & C. Officine Meccaniche SpA	180,697	6,477,829
Prysmian SpA (d)	263,900	6,861,120
TOTAL ITALY		13,338,949
Common Stocks - continued
	Shares	Value
Japan - 19.0%
Accordia Golf Co. Ltd. (d)	467,700	$ 5,992,928
ACOM Co. Ltd. (a)(d)	1,029,600	3,504,678
Aeon Delight Co. Ltd.	130,900	2,883,423
Ain Pharmaciez, Inc.	66,000	2,901,844
Aozora Bank Ltd.	2,161,000	6,425,823
Asahi Co. Ltd.	239,400	3,179,979
Broadleaf Co. Ltd.	229,800	3,690,826
Daiwa Industries Ltd.	303,000	1,867,169
Fuji Corp.	68,800	1,426,001
Fukuda Denshi Co. Ltd.	76,800	3,898,782
GMO Internet, Inc.	753,000	6,636,211
Higashi Nihon House Co. Ltd.	1,108,400	5,301,586
Hoshizaki Electric Co. Ltd.	162,800	6,584,614
Iida Group Holdings Co. Ltd. (a)	626,351	9,312,403
Iwatsuka Confectionary Co. Ltd.	24,100	1,320,096
JSR Corp.	545,600	8,939,013
KAWAI Musical Instruments Manufacturing Co. Ltd.	1,991,000	3,544,403
Koshidaka Holdings Co. Ltd.	37,200	1,102,519
Kotobuki Spirits Co. Ltd.	87,700	1,807,443
Leopalace21 Corp. (a)	1,920,600	9,919,077
Meitec Corp.	240,000	6,382,941
Miraca Holdings, Inc.	139,600	6,049,083
Mitani Shoji Co. Ltd.	72,600	1,633,296
Mitsubishi Pencil Co. Ltd.	32,900	976,686
Nakanishi, Inc.	97,500	3,328,361
Nihon Nohyaku Co. Ltd.	366,000	4,557,324
Nippon Koei Co. Ltd.	281,000	1,346,799
Nippon Shinyaku Co. Ltd.	360,000	6,334,817
Nitori Holdings Co. Ltd.	284,100	13,019,108
Nomura Real Estate Holdings, Inc.	233,000	4,343,894
Pal Co. Ltd.	71,000	1,354,233
Paramount Bed Holdings Co. Ltd.	132,300	3,985,758
Ricoh Leasing Co. Ltd.	238,100	6,211,304
Rohto Pharmaceutical Co. Ltd.	3,400	59,962
Sakata INX Corp.	364,800	3,207,856
San-Ai Oil Co. Ltd.	779,000	5,181,396
Shinko Kogyo Co. Ltd.	314,700	2,992,013
Takata Corp.	125,100	2,945,329
TFP Consulting Group Co. Ltd.	70,000	1,524,136
TKC Corp.	185,100	3,745,996
Tokyo Ohka Kogyo Co. Ltd.	301,300	6,881,552
Toshiba Plant Systems & Services Corp.	464,900	6,834,692
Common Stocks - continued
	Shares	Value
Japan - continued
Toyo Suisan Kaisha Ltd.	195,000	$ 6,237,101
Tsuruha Holdings, Inc.	170,300	17,124,116
Uchiyama Holdings Co. Ltd. (d)	381,600	2,441,105
VT Holdings Co. Ltd.	1,157,100	6,632,372
Welcia Holdings Co. Ltd. (d)	32,800	1,979,518
TOTAL JAPAN		217,549,566
Korea (South)- 1.8%
Hy-Lok Corp.	119,715	3,482,178
Koh Young Technology, Inc.	159,703	3,802,822
KEPCO Plant Service & Engineering Co. Ltd.	95,360	6,202,880
Leeno Industrial, Inc.	48,695	1,402,262
Soulbrain Co. Ltd.	46,386	1,847,628
TK Corp. (a)	172,528	3,398,458
TOTAL KOREA (SOUTH)		20,136,228
Luxembourg - 1.1%
Grand City Properties SA (a)	1,009,573	11,373,125
RM2 International SA (a)(d)	1,278,800	1,414,227
TOTAL LUXEMBOURG		12,787,352
Netherlands - 0.8%
Amsterdam Commodities NV	270,721	6,722,968
Ichor Coal NV (a)	355,000	2,314,301
TOTAL NETHERLANDS		9,037,269
New Zealand - 1.5%
EBOS Group Ltd.	1,264,619	10,250,521
Nuplex Industries Ltd.	2,204,863	6,654,387
TOTAL NEW ZEALAND		16,904,908
Norway - 1.5%
ABG Sundal Collier ASA (a)	6,803,251	6,294,750
Ekornes A/S	405,297	6,426,197
Kongsberg Gruppen ASA (a)	187,819	4,407,710
Sevan Drilling ASA (a)	869,757	460,901
TOTAL NORWAY		17,589,558
Singapore - 1.7%
Amtek Engineering Ltd.	5,859,000	2,897,487
Boustead Singapore Ltd.	2,261,000	3,417,560
Goodpack Ltd.	2,305,000	4,412,539
Hour Glass Ltd.	301,000	408,152
Common Stocks - continued
	Shares	Value
Singapore - continued
Mapletree Industrial (REIT)	1,303,312	$ 1,496,984
OSIM International Ltd.	1,572,000	3,636,277
Sino Grandness Food Industry Group Ltd. (a)	1,545,000	850,323
Venture Corp. Ltd.	347,000	2,122,908
TOTAL SINGAPORE		19,242,230
South Africa - 2.3%
Blue Label Telecoms Ltd.	6,875,600	5,960,313
Clicks Group Ltd.	1,736,037	10,585,692
Pinnacle Technology Holdings Ltd.	2,281,330	2,819,000
SA Corporate Real Estate Fund	17,242,106	6,768,680
TOTAL SOUTH AFRICA		26,133,685
Sweden - 0.3%
AddTech AB (B Shares)	204,656	3,123,882
Rezidor Hotel Group AB rights 12/31/99 (a)	1,290,198	598,582
TOTAL SWEDEN		3,722,464
Switzerland - 2.8%
Clariant AG (Reg.)	307,372	6,048,952
Daetwyler Holdings AG	20,416	3,224,434
Pargesa Holding SA	111,676	10,125,832
Vontobel Holdings AG	147,811	5,785,807
VZ Holding AG (d)	37,391	6,275,026
TOTAL SWITZERLAND		31,460,051
Taiwan - 0.8%
Pacific Hospital Supply Co. Ltd.	1,055,000	2,727,951
Tripod Technology Corp.	3,369,000	6,634,022
TOTAL TAIWAN		9,361,973
Thailand - 0.6%
Delta Electronics PCL (For. Reg.)	3,795,000	6,684,642
Turkey - 0.3%
Aygaz A/S	821,000	3,382,681
United Kingdom - 16.1%
Aberdeen Asset Management PLC	996,500	7,349,119
AMEC PLC	513,481	10,706,972
Ashmore Group PLC (d)	1,223,193	7,236,598
BBA Aviation PLC	1,719,881	9,001,926
Bond International Software PLC	843,266	1,850,901
Brammer PLC	784,864	6,218,334
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Brewin Dolphin Holding PLC	980,163	$ 5,345,350
Cineworld Group PLC (d)	247,976	1,351,298
Close Brothers Group PLC	485,800	11,450,337
Countrywide PLC	858,100	8,569,747
Craneware PLC	772,825	7,046,124
Devro PLC	144,637	516,494
Diploma PLC	499,552	5,554,076
Exova Group Ltd. PLC (a)	248,400	923,725
ITE Group PLC	964,200	3,744,297
John Wood Group PLC	470,700	6,226,709
Kennedy Wilson Europe Real Estate PLC	170,000	2,927,686
Keronite PLC (a)(f)	136	0
Mears Group PLC	750,060	6,376,331
Meggitt PLC	1,604,455	12,913,621
Micro Focus International PLC	491,727	6,434,297
Moneysupermarket.com Group PLC	4,001,600	12,296,469
Morgan Advanced Materials PLC	560,608	3,170,877
Provident Financial PLC	270,578	9,077,488
Pureprofile Media PLC (a)(f)	1,108,572	860,988
Regenersis PLC (d)	174,790	1,047,660
Silverdell PLC (a)	12,644,400	213
Sinclair Pharma PLC (a)	8,403,003	4,362,696
Spectris PLC	164,300	6,172,242
Spirent Communications PLC	3,759,400	6,039,523
Sthree PLC	7	48
Synergy Health PLC	353,353	7,397,855
TMO Renewables Ltd. (a)(f)	1,000,000	67,536
Ultra Electronics Holdings PLC	416,244	11,919,257
TOTAL UNITED KINGDOM		184,156,794
United States of America - 1.4%
Dillard's, Inc. Class A	104,271	10,211,259
Integrated Silicon Solution, Inc. (a)	432,830	6,258,722
Mudalla Technology, Inc. (Reg. S) (a)	996,527	17
YOU On Demand Holdings, Inc. (a)(f)	27,500	81,675
YOU On Demand Holdings, Inc. warrants 8/30/17 (a)(f)	27,500	280
TOTAL UNITED STATES OF AMERICA		16,551,953
TOTAL COMMON STOCKS (Cost $976,458,320)		1,046,243,150
Investment Companies - 4.5%
	Shares	Value
United States of America - 4.5%
iShares MSCI EAFE Small Cap Index ETF (Cost $51,512,335)	1,006,800	$ 52,373,733
Convertible Bonds - 0.2%
Principal Amount
Canada - 0.2%
Caracal Energy, Inc. 12.5% 9/30/17 (f) (Cost $1,400,000)	$ 1,400,000	2,113,538
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	43,278,805	43,278,805
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	25,240,283	25,240,283
TOTAL MONEY MARKET FUNDS (Cost $68,519,088)		68,519,088
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,097,889,743)		1,169,249,509
NET OTHER ASSETS (LIABILITIES)- (2.1)%		(24,536,712)
NET ASSETS - 100%		$ 1,144,712,797
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,064,776 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,124,065 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
Caracal Energy, Inc. 12.5% 9/30/17	9/12/12	$ 1,400,000
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
TMO Renewables Ltd.	10/27/05	$ 535,065
YOU On Demand Holdings, Inc.	8/29/12	$ 110,000
YOU On Demand Holdings, Inc. warrants 8/30/17	9/14/12	$ 0
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,276
Fidelity Securities Lending Cash Central Fund	219,462
Total	$ 252,738
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pertama Holdings Ltd.	$ 12,066,495	$ -	$ 12,052,911	$ 64,973	$ -
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 179,014,442	$ 178,415,563	$ 598,862	$ 17
Consumer Staples	59,520,444	59,520,444	-	-
Energy	63,649,734	63,649,712	-	22
Financials	204,124,526	204,124,526	-	-
Health Care	85,980,260	85,912,724	-	67,536
Industrials	211,028,047	211,027,808	-	239
Information Technology	130,668,518	129,779,979	-	888,539
Materials	102,136,892	102,136,891	-	1
Telecommunication Services	6,737,490	6,737,490	-	-
Utilities	3,382,797	3,382,797	-	-
Investment Companies	52,373,733	52,373,733	-	-
Corporate Bonds	2,113,538	-	2,113,538	-
Money Market Funds	68,519,088	68,519,088	-	-
Total Investments in Securities:	$ 1,169,249,509	$ 1,165,580,755	$ 2,712,400	$ 956,354

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 58,386,607

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014

Assets
Investment in securities, at value (including securities loaned of $23,833,010) - See accompanying schedule: Unaffiliated issuers (cost $1,029,370,655)	$ 1,100,730,421
Fidelity Central Funds (cost $68,519,088)	68,519,088
Total Investments (cost $1,097,889,743)		$ 1,169,249,509
Cash		314,645
Foreign currency held at value (cost $723,752)		724,663
Receivable for investments sold		26,611,287
Receivable for fund shares sold		848,200
Dividends receivable		4,837,869
Interest receivable		15,217
Distributions receivable from Fidelity Central Funds		50,880
Prepaid expenses		782
Other receivables		29,435
Total assets		1,202,682,487

Liabilities
Payable for investments purchased	$ 28,600,343
Payable for fund shares redeemed	2,832,064
Accrued management fee	837,162
Distribution and service plan fees payable	26,088
Other affiliated payables	274,521
Other payables and accrued expenses	159,229
Collateral on securities loaned, at value	25,240,283
Total liabilities		57,969,690

Net Assets		$ 1,144,712,797
Net Assets consist of:
Paid in capital		$ 933,888,205
Undistributed net investment income		3,217,327
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		136,242,915
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		71,364,350
Net Assets		$ 1,144,712,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($27,527,048 ÷ 1,043,966 shares)	$ 26.37

Maximum offering price per share (100/94.25 of $26.37)	$ 27.98
Class T: Net Asset Value and redemption price per share ($14,110,781 ÷ 538,206 shares)	$ 26.22

Maximum offering price per share (100/96.50 of $26.22)	$ 27.17
Class B: Net Asset Value and offering price per share ($652,497 ÷ 25,126 shares)A	$ 25.97

Class C: Net Asset Value and offering price per share ($15,880,929 ÷ 617,814 shares)A	$ 25.71

International Small Cap: Net Asset Value, offering price and redemption price per share ($1,011,882,966 ÷ 37,889,913 shares)	$ 26.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($74,658,576 ÷ 2,797,161 shares)	$ 26.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2014

Investment Income
Dividends (including $64,973 earned from other affiliated issuers)		$ 11,124,580
Interest		98,763
Income from Fidelity Central Funds		252,738
Income before foreign taxes withheld		11,476,081
Less foreign taxes withheld		(763,986)
Total income		10,712,095

Expenses
Management fee Basic fee	$ 5,155,237
Performance adjustment	194,161
Transfer agent fees	1,354,160
Distribution and service plan fees	149,816
Accounting and security lending fees	279,652
Custodian fees and expenses	169,607
Independent trustees' compensation	2,353
Registration fees	75,669
Audit	77,643
Legal	6,373
Miscellaneous	35,519
Total expenses before reductions	7,500,190
Expense reductions	(11,975)	7,488,215
Net investment income (loss)		3,223,880
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	199,331,576
Other affiliated issuers	5,640,625
Foreign currency transactions	(232,695)
Total net realized gain (loss)		204,739,506
Change in net unrealized appreciation (depreciation) on: Investment securities	(174,617,139)
Assets and liabilities in foreign currencies	28,413
Total change in net unrealized appreciation (depreciation)		(174,588,726)
Net gain (loss)		30,150,780
Net increase (decrease) in net assets resulting from operations		$ 33,374,660

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,223,880	$ 4,434,071
Net realized gain (loss)	204,739,506	66,068,952
Change in net unrealized appreciation (depreciation)	(174,588,726)	198,875,293
Net increase (decrease) in net assets resulting from operations	33,374,660	269,378,316
Distributions to shareholders from net investment income	(4,012,677)	(4,769,550)
Distributions to shareholders from net realized gain	(26,257,450)	(11,754,787)
Total distributions	(30,270,127)	(16,524,337)
Share transactions - net increase (decrease)	(7,053,323)	162,217,941
Redemption fees	222,461	119,206
Total increase (decrease) in net assets	(3,726,329)	415,191,126

Net Assets
Beginning of period	1,148,439,126	733,248,000
End of period (including undistributed net investment income of $3,217,327 and undistributed net investment income of $4,006,124, respectively)	$ 1,144,712,797	$ 1,148,439,126

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.34	$ 19.74	$ 18.97	$ 20.42	$ 17.28	$ 11.91
Income from Investment Operations
Net investment income (loss) E	.03	.06	.06	.10	.03	.06
Net realized and unrealized gain (loss)	.65	6.94	1.09	(.88)	3.51	5.31
Total from investment operations	.68	7.00	1.15	(.78)	3.54	5.37
Distributions from net investment income	(.05)	(.07)	(.11)	(.02)	(.06)	-
Distributions from net realized gain	(.60)	(.33)	(.27)	(.66)	(.34)	-
Total distributions	(.65)	(.40)	(.38)	(.68)	(.40)	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	- I
Net asset value, end of period	$ 26.37	$ 26.34	$ 19.74	$ 18.97	$ 20.42	$ 17.28
Total Return B,C,D	2.62%	36.18%	6.28%	(4.00)%	20.85%	45.09%
Ratios to Average Net Assets F,H
Expenses before reductions	1.52% A	1.61%	1.63%	1.56%	1.71%	1.75%
Expenses net of fee waivers, if any	1.52% A	1.61%	1.63%	1.55%	1.65%	1.65%
Expenses net of all reductions	1.52% A	1.60%	1.60%	1.54%	1.63%	1.62%
Net investment income (loss)	.25% A	.25%	.32%	.49%	.16%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,527	$ 24,020	$ 14,125	$ 17,185	$ 19,720	$ 17,590
Portfolio turnover rate G	155% A	54%	68%	47%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.17	$ 19.59	$ 18.80	$ 20.23	$ 17.14	$ 11.84
Income from Investment Operations
Net investment income (loss) E	- I	- I	.01	.05	(.02)	.02
Net realized and unrealized gain (loss)	.65	6.90	1.08	(.86)	3.47	5.28
Total from investment operations	.65	6.90	1.09	(.81)	3.45	5.30
Distributions from net investment income	-	-	(.03)	-	(.02)	-
Distributions from net realized gain	(.60)	(.32)	(.27)	(.63)	(.34)	-
Total distributions	(.60)	(.32)	(.30)	(.63)	(.36)	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	- I
Net asset value, end of period	$ 26.22	$ 26.17	$ 19.59	$ 18.80	$ 20.23	$ 17.14
Total Return B,C,D	2.52%	35.80%	5.97%	(4.18)%	20.46%	44.76%
Ratios to Average Net Assets F,H
Expenses before reductions	1.78% A	1.87%	1.88%	1.82%	1.97%	2.00%
Expenses net of fee waivers, if any	1.78% A	1.87%	1.88%	1.81%	1.90%	1.90%
Expenses net of all reductions	1.78% A	1.85%	1.85%	1.79%	1.88%	1.86%
Net investment income (loss)	(.01)% A	(.01)%	.07%	.24%	(.09)%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,111	$ 13,530	$ 9,262	$ 13,744	$ 16,092	$ 15,760
Portfolio turnover rate G	155% A	54%	68%	47%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.87	$ 19.22	$ 18.38	$ 19.79	$ 16.78	$ 11.65
Income from Investment Operations
Net investment income (loss) E	(.07)	(.11)	(.08)	(.05)	(.10)	(.04)
Net realized and unrealized gain (loss)	.64	6.84	1.07	(.85)	3.39	5.17
Total from investment operations	.57	6.73	.99	(.90)	3.29	5.13
Distributions from net realized gain	(.47)	(.08)	(.15)	(.52)	(.28)	-
Redemption fees added to paid in capital E	-I	-I	-I	.01	-I	-I
Net asset value, end of period	$ 25.97	$ 25.87	$ 19.22	$ 18.38	$ 19.79	$ 16.78
Total ReturnB,C,D	2.23%	35.14%	5.45%	(4.68)%	19.90%	44.03%
Ratios to Average Net AssetsF,H
Expenses before reductions	2.30%A	2.37%	2.38%	2.32%	2.47%	2.49%
Expenses net of fee waivers, if any	2.30%A	2.36%	2.38%	2.30%	2.40%	2.40%
Expenses net of all reductions	2.30%A	2.35%	2.35%	2.29%	2.38%	2.36%
Net investment income (loss)	(.53)%A	(.51)%	(.43)%	(.26)%	(.59)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 652	$ 795	$ 790	$ 2,067	$ 3,457	$ 3,601
Portfolio turnover rateG	155%A	54%	68%	47%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.68	$ 19.18	$ 18.38	$ 19.85	$ 16.85	$ 11.70
Income from Investment Operations
Net investment income (loss)E	(.06)	(.11)	(.08)	(.04)	(.10)	(.04)
Net realized and unrealized gain (loss)	.64	6.79	1.07	(.85)	3.40	5.19
Total from investment operations	.58	6.68	.99	(.89)	3.30	5.15
Distributions from net realized gain	(.55)	(.18)	(.19)	(.59)	(.30)	-
Redemption fees added to paid in capitalE	-I	-I	-I	.01	-I	-I
Net asset value, end of period	$ 25.71	$ 25.68	$ 19.18	$ 18.38	$ 19.85	$ 16.85
Total ReturnB,C,D	2.30%	35.15%	5.46%	(4.64)%	19.86%	44.02%
Ratios to Average Net AssetsF,H
Expenses before reductions	2.24%A	2.33%	2.38%	2.27%	2.42%	2.49%
Expenses net of fee waivers, if any	2.23%A	2.33%	2.38%	2.26%	2.40%	2.40%
Expenses net of all reductions	2.23%A	2.32%	2.35%	2.24%	2.37%	2.36%
Net investment income (loss)	(.46)%A	(.47)%	(.43)%	(.21)%	(.59)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,881	$ 13,426	$ 6,799	$ 9,545	$ 13,501	$ 5,814
Portfolio turnover rateG	155%A	54%	68%	47%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.67	$ 19.99	$ 19.23	$ 20.66	$ 17.48	$ 12.03
Income from Investment Operations
Net investment income (loss)D	.07	.12	.11	.17	.07	.08
Net realized and unrealized gain (loss)	.66	7.02	1.10	(.89)	3.53	5.37
Total from investment operations	.73	7.14	1.21	(.72)	3.60	5.45
Distributions from net investment income	(.09)	(.14)	(.18)	(.06)	(.08)	-
Distributions from net realized gain	(.60)	(.33)	(.27)	(.66)	(.34)	-
Total distributions	(.69)	(.46)I	(.45)	(.72)	(.42)	-
Redemption fees added to paid in capitalD	-H	-H	-H	.01	-H	-H
Net asset value, end of period	$ 26.71	$ 26.67	$ 19.99	$ 19.23	$ 20.66	$ 17.48
Total ReturnB,C	2.79%	36.56%	6.55%	(3.65)%	21.02%	45.30%
Ratios to Average Net AssetsE,G
Expenses before reductions	1.22%A	1.33%	1.35%	1.26%	1.44%	1.48%
Expenses net of fee waivers, if any	1.22%A	1.32%	1.35%	1.25%	1.44%	1.48%
Expenses net of all reductions	1.22%A	1.31%	1.33%	1.23%	1.42%	1.44%
Net investment income (loss)	.55%A	.53%	.59%	.80%	.37%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,011,883	$ 1,029,629	$ 692,769	$ 856,692	$ 808,478	$ 669,035
Portfolio turnover rateF	155%A	54%	68%	47%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.46 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.327 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.67	$ 20.00	$ 19.24	$ 20.66	$ 17.47	$ 12.01
Income from Investment Operations
Net investment income (loss)D	.09	.16	.13	.18	.09	.09
Net realized and unrealized gain (loss)	.66	7.00	1.10	(.89)	3.53	5.37
Total from investment operations	.75	7.16	1.23	(.71)	3.62	5.46
Distributions from net investment income	(.13)	(.16)	(.20)	(.06)	(.09)	-
Distributions from net realized gain	(.60)	(.33)	(.27)	(.66)	(.34)	-
Total distributions	(.73)	(.49)	(.47)	(.72)	(.43)	-
Redemption fees added to paid in capitalD	-H	-H	-H	.01	-H	-H
Net asset value, end of period	$ 26.69	$ 26.67	$ 20.00	$ 19.24	$ 20.66	$ 17.47
Total ReturnB,C	2.85%	36.68%	6.65%	(3.62)%	21.15%	45.46%
Ratios to Average Net AssetsE,G
Expenses before reductions	1.10%A	1.20%	1.25%	1.22%	1.34%	1.45%
Expenses net of fee waivers, if any	1.10%A	1.20%	1.25%	1.21%	1.34%	1.40%
Expenses net of all reductions	1.10%A	1.18%	1.22%	1.19%	1.31%	1.37%
Net investment income (loss)	.67%A	.66%	.70%	.84%	.47%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,659	$ 67,038	$ 9,503	$ 15,752	$ 8,231	$ 2,696
Portfolio turnover rateF	155%A	54%	68%	47%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014

1. Organization.

Fidelity® International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 113,033,500
Gross unrealized depreciation	(50,727,427)
Net unrealized appreciation (depreciation) on securities and other investments	$ 62,306,073

Tax cost	$ 1,106,943,436

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2017	$ (30,539,357)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $884,573,783 and $898,956,876, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap as compared to its benchmark index, the MSCI All Country World ex USA Small Cap Index, effective April 1, 2014 (the MSCI EAFE Small Cap Index prior to April 1, 2014), over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .88%

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 32,966	$ 942
Class T	.25%	.25%	36,092	412
Class B	.75%	.25%	3,789	2,855
Class C	.75%	.25%	76,969	15,628
			$ 149,816	$ 19,837

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,880
Class T	2,596
Class B*	584
Class C*	1,102
$ 15,162

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 36,611.28
Class T	20,962.29
Class B	1,160.31
Class C	18,843.24
International Small Cap	1,226,893.23
Institutional Class	49,691.11
	$ 1,354,160

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $942 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,117 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $81,675. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $219,462, including $2,622 from securities loaned to FCM.

8. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $11,975.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 48,211	$ 53,369
International Small Cap	3,601,145	4,638,246
Institutional Class	363,321	77,935
Total	$ 4,012,677	$ 4,769,550

Semiannual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

	Six months ended April 30, 2014	Year ended October 31, 2013
From net realized gain
Class A	$ 564,345	$ 235,834
Class T	310,220	146,972
Class B	14,343	3,106
Class C	305,689	61,233
International Small Cap	23,368,303	11,152,248
Institutional Class	1,694,550	155,394
Total	$ 26,257,450	$ 11,754,787

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	244,401	398,633	$ 6,439,599	$ 9,321,444
Reinvestment of distributions	22,103	13,843	571,356	269,801
Shares redeemed	(134,616)	(215,812)	(3,528,257)	(4,750,681)
Net increase (decrease)	131,888	196,664	$ 3,482,698	$ 4,840,564
Class T
Shares sold	86,535	141,247	$ 2,260,266	$ 3,379,516
Reinvestment of distributions	11,686	7,380	300,676	143,239
Shares redeemed	(76,975)	(104,387)	(2,017,388)	(2,281,922)
Net increase (decrease)	21,246	44,240	$ 543,554	$ 1,240,833
Class B
Shares sold	2,495	4,525	$ 63,966	$ 108,233
Reinvestment of distributions	538	157	13,734	3,023
Shares redeemed	(8,636)	(15,050)	(224,083)	(330,538)
Net increase (decrease)	(5,603)	(10,368)	$ (146,383)	$ (219,282)
Class C
Shares sold	159,994	275,046	$ 4,102,388	$ 6,270,694
Reinvestment of distributions	10,499	2,855	265,425	54,609
Shares redeemed	(75,418)	(109,571)	(1,937,255)	(2,419,306)
Net increase (decrease)	95,075	168,330	$ 2,430,558	$ 3,905,997
International Small Cap
Shares sold	4,920,791	11,248,438	$ 131,112,287	$ 266,912,412
Reinvestment of distributions	988,313	770,505	25,844,387	15,163,539
Shares redeemed	(6,630,250)	(8,061,607)	(176,725,032)	(180,218,306)
Net increase (decrease)	(721,146)	3,957,336	$ (19,768,358)	$ 101,857,645

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Institutional Class
Shares sold	1,779,034	2,333,500	$ 46,753,572	$ 57,218,863
Reinvestment of distributions	61,170	8,409	1,598,368	165,323
Shares redeemed	(1,556,440)	(303,629)	(41,947,332)	(6,792,002)
Net increase (decrease)	283,764	2,038,280	$ 6,404,608	$ 50,592,184

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 14% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2014, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2014 and for the year ended October 31, 2013, and the financial highlights for the six months ended April 30, 2014 and for each of the five years in the period ended October 31, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2014, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2014 and for the year ended October 31, 2013, and the financial highlights for the six months ended April 30, 2014 and for each of the five years in the period ended October 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 24, 2014

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 18, 2014. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To approve a change in the performance adjustment index for the fund.
	# of Votes	% of Votes
Affirmative	659,102,813.34	91.252
Against	41,779,512.26	5.784
Abstain	21,410,547.93	2.964
TOTAL	722,292,873.53	100.000

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Small Cap Fund

On November 13, 2013, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval, with the intention of differentiating the fund and increasing its appeal by including Canada and emerging markets within its target investment universe. If approved by shareholders, the Amended Contract will prospectively change the index used to calculate the fund's performance adjustment from the MSCI EAFE Small Cap Index (the Current Index), which represents non-U.S. small cap issuers across 21 developed market countries, excluding Canada, to the MSCI All Country World ex U.S. Small Cap Index (the Proposed Index), which represents non-U.S. small cap issuers across 22 developed market countries, including Canada, and 21 emerging market countries.

In considering whether to approve the Amended Contract for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Contract is in the best interests of the fund and its shareholders and that the compensation payable under the Amended Contract is fair and reasonable. The Board, in reaching its determination to approve the Amended Contract, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers, including the backgrounds of the fund's investment personnel. The Board also considered the fund's investment objective, strategies, and related investment philosophy, and compared those to Fidelity's other international small cap offerings.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees took note of the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel, which it had reviewed in connection with its annual renewal of the fund's advisory contracts in July 2013. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR under the Amended Contract. The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is a part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services.

Investment Performance. In determining whether the Proposed Index is an appropriate index against which to measure the fund's investment performance, the Board considered that, subject to shareholder approval of the Amended Contract, FMR expects to increase the fund's exposure to investments in Canada and emerging markets. The Board noted that because the Proposed Index includes securities of issuers from Canada and emerging markets in addition to those of the same countries included in the Current Index, it will provide a more meaningful performance comparison for the fund going forward.

The Board considered the rolling 36-month returns of the fund's retail class compared to the rolling 36-month returns of the Current Index and the Proposed Index over the last three years ended September 30, 2013. The Board noted that the fund generally outperformed the Current Index and outperformed and underperformed the Proposed Index at different times over that period.

The Board compared the current weightings and characteristics of the Proposed Index to the Current Index. The Board also considered the performance of each index over the past ten calendar years and for the nine months ended September 30, 2013. The Board noted that the Proposed Index slightly outperformed the Current Index over the past 10 years. The Board recognized that past performance would have no impact on performance in the future and noted that historical performance differences between the Current and Proposed Index were primarily related to Canadian and emerging markets holdings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund under the Amended Contract should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, because the change in the index used to calculate the fund's performance adjustment will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Proposed Index. Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (with the Current Index) for the 12-month period ended September 30, 2013, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the Proposed Index) had been in effect during that period. The Board noted that, under the current management contract, the fund's basic fee was increased by a positive performance adjustment of approximately 0.12% and that, if the Amended Contract had been in effect during the 12-month period ended September 30, 2013, the fund's basic fee would have increased by a positive performance adjustment of 0.16%. As a result, the fund's hypothetical management fee would have been 0.04% ($371,854) higher if the Amended Contract had been in effect during that period. The Board noted that the fund outperformed the Current Index and the Proposed Index over that period.

In its review, the Board noted that at its July 2013 meeting it received and considered materials relating to its review of total expenses for the fund in connection with its renewal of the fund's current advisory contracts. This information included Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Proposed Index - the Board will next review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's advisory contracts.

Based on its review, the Board concluded that the fund's management fee was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Proposed Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability to be a significant factor in its decision. The Board noted that it considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders in connection with its annual renewal of the fund's advisory contracts in July 2013, and that the Board will consider Fidelity's costs of services and profitability in connection with its future renewal of the fund's advisory contracts.

Semiannual Report

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under management increase, and for higher group fee rates as total fund assets under management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board noted that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the fund, whether the fund has appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale in connection with its annual renewal of the fund's advisory contracts in July 2013, and that the Board will consider economies of scale In connection with its future renewal of the fund's advisory contracts.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AISCI-USAN-0614
1.800646.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 25, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 25, 2014